NVIT American Funds Asset Allocation Fund - September 30, 2025 (Unaudited) - Statement of Investments - 1
Investment Company 100 .1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 236,916,886 6,467,830,992
Total Investment Company
(cost $4,323,943,691) 6,467,830,992
Total Investments
(cost $4,323,943,691) — 100.1% 6,467,830,992
Liabilities in excess of other assets — (0.1)% (3,502,740)
NET ASSETS — 100.0%
$ 6,464,328,252
(a) Investment in master fund.

2 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT American Funds Asset Allocation Fund
NVIT American Funds Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2025, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 3
Investment Company 100 .1%
Shares Value ($)
Fixed Income Fund 100 .1%
American Funds The Bond
Fund of America, Class
1(a) 340,184,231 3,320,198,094
Total Investment Company
(cost $3,460,140,396)
3,320,198,094
Total Investments
(cost $3,460,140,396) — 100.1%
3,320,198,094
Liabilities in excess of other
assets — (0.1)% (1,810,191)
NET ASSETS — 100.0%
$ 3,318,387,903
(a) Investment in master fund.

4 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT American Funds Bond Fund
NVIT American Funds Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds The Bond Fund of America (the “Master Fund”), a series of the American Funds
Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2025, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 5
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 17,741,585 676,841,485
Total Investment Company
(cost $498,942,935) 676,841,485
Total Investments
(cost $498,942,935) — 100.1% 676,841,485
Liabilities in excess of other assets — (0.1)% (391,112)
NET ASSETS — 100.0%
$ 676,450,373
(a) Investment in master fund.

6 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT American Funds Global Growth Fund
NVIT American Funds Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2025, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 7
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 17,810,090 2,473,287,162
Total Investment Company
(cost $1,484,795,600) 2,473,287,162
Total Investments
(cost $1,484,795,600) — 100.1% 2,473,287,162
Liabilities in excess of other assets — (0.1)% (1,289,479)
NET ASSETS — 100.0%
$ 2,471,997,683
(a) Investment in master fund.

8 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT American Funds Growth Fund
NVIT American Funds Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class
1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master
Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2025, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 9
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 63,743,698 4,254,254,413
Total Investment Company
(cost $2,845,468,903) 4,254,254,413
Total Investments
(cost $2,845,468,903) — 100.1% 4,254,254,413
Liabilities in excess of other assets — (0.1)% (2,277,239)
NET ASSETS — 100.0%
$ 4,251,977,174
(a) Investment in master fund.

10 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT American Funds Growth-Income Fund
NVIT American Funds Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2025, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - September 30, 2025 (Unaudited) - Statement of Investments - 1
Investment Companies 90 .8%
Shares Value ($)
Equity Funds 82.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,622,111 108,386,422
Nationwide International Equity
Portfolio, Class R6(a) 3,246,927 43,508,819
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 4,491,447 46,711,050
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,279,204 24,296,313
NVIT International Index Fund,
Class Y(a) 2,690,664 34,978,635
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 3,170,669 74,986,331
NVIT Mid Cap Index Fund, Class
Y(a) 1,621,676 32,271,361
Total Equity Funds
(cost $293,393,499) 365,138,931
Fixed Income Fund 7.9%
NVIT Bond Index Fund, Class
Y(a) 3,671,460 34,915,580
Total Fixed Income Funds
(cost $34,410,127) 34,915,580
Total Investment Companies
(cost $327,803,626) 400,054,511
Exchange Traded Funds 9 .3%
Equity Funds 8.3%
iShares Core MSCI EAFE ETF 100,283 8,755,709
iShares Core S&P 500 ETF 20,032 13,407,418
iShares Core S&P Small-Cap
ETF(b) 48,270 5,735,924
JPMorgan Equity Premium
Income ETF 150,969 8,620,330
Total Equity Funds
(cost $33,226,285) 36,519,381
Fixed Income Fund 1.0%
iShares 7-10 Year Treasury
Bond ETF 42,809 4,129,356
Total Fixed Income Funds
(cost  $4,591,881) 4,129,356
Total Exchange Traded Funds
(cost $37,818,166) 40,648,737
Short-Term Investment 0 .0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.08% (c) 42,089 42,089
Total Short-Term Investment
(cost $42,089)
42,089
Repurchase Agreements 1 .2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $305,160,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $311,227.(d) 305,124 305,124
CF Secured, LLC, 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$4,000,467, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.39% -
8.50%, maturing 6/30/2027
- 4/20/2072; total market
value $4,080,476.(d) 4,000,000 4,000,000
MetLife, Inc., 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$1,000,117, collateralized by
U.S. Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $1,020,527.(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,305,124) 5,305,124
Total Investments
(cost $370,969,005) — 101.3% 446,050,461
Liabilities in excess of other assets — (1.3)% (5,537,330)
NET ASSETS — 100.0% $ 440,513,131
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $5,209,983, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,305,124.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$5,305,124.
ETF Exchange Traded Fund

2 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Aggressive Fund - September 30, 2025 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 40,648,737 $ – $ – $ 40,648,737
Investment Companies 400,054,511 – – 400,054,511
Repurchase Agreements – 5,305,124 – 5,305,124
Short-Term Investment 42,089 – – 42,089
Total $ 440,745,337 $ 5,305,124 $ – $ 446,050,461
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 89 .0%
Shares Value ($)
Equity Funds 44.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 10,996,788 156,374,330
Nationwide International Equity
Portfolio, Class R6(a) 3,309,148 44,342,585
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 6,456,153 67,143,986
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,036,426 32,368,300
NVIT International Index Fund,
Class Y(a) 2,081,464 27,059,036
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,792,206 136,985,677
NVIT Mid Cap Index Fund, Class
Y(a) 832,491 16,566,575
Total Equity Funds
(cost $387,023,431) 480,840,489
Fixed Income Funds 44.2%
Nationwide Bond Portfolio, Class
R6(a) 3,431,899 30,029,115
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 477,052 4,350,713
NVIT Bond Index Fund, Class
Y(a) 35,253,951 335,265,071
NVIT Loomis Core Bond Fund,
Class Y(a) 6,551,654 62,109,679
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,225,177 42,632,037
Total Fixed Income Funds
(cost $494,337,746) 474,386,615
Total Investment Companies
(cost $881,361,177) 955,227,104
Exchange Traded Funds 9 .0%
Equity Funds 7.8%
iShares Core MSCI EAFE ETF 248,265 21,676,017
iShares Core S&P 500 ETF 48,371 32,374,711
iShares Core S&P Small-Cap
ETF(b) 71,223 8,463,429
JPMorgan Equity Premium
Income ETF(b) 377,970 21,582,087
Total Equity Funds
(cost $76,056,669) 84,096,244
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF 49,025 4,381,364
iShares 7-10 Year Treasury
Bond ETF 89,632 8,645,903
Total Fixed Income Funds
(cost $15,638,994) 13,027,267
Total Exchange Traded Funds
(cost $91,695,663) 97,123,511
Short-Term Investment 2 .0%
Shares Value ($)
Money Market Fund 2.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.08% (c) 21,161,699 21,161,699
Total Short-Term Investment
(cost $21,161,699)
21,161,699
Repurchase Agreements 1 .8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $1,499,725,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $1,529,541.(d) 1,499,550 1,499,550
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $12,001,407,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $12,240,001.(d) 12,000,000 12,000,000
CF Secured, LLC, 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$4,000,467, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.39% -
8.50%, maturing 6/30/2027
- 4/20/2072; total market
value $4,080,476.(d) 4,000,000 4,000,000
Citi Global Market, Inc.,
4.19%, dated 9/30/2025,
due 10/1/2025, repurchase
price $2,000,233,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028; total
market value $2,040,000.(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $19,499,550) 19,499,550
Total Investments
(cost $1,013,718,089) — 101.8% 1,093,011,864
Liabilities in excess of other assets — (1.8)% (19,779,429)
NET ASSETS — 100.0% $ 1,073,232,435

NVIT Investor Destinations Balanced Fund - September 30, 2025 (Unaudited) - Statement of Investments - 5
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $19,117,272, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $19,499,550.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$19,499,550.
ETF Exchange Traded Fund

6 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Balanced Fund - September 30, 2025 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 97,123,511 $ – $ – $ 97,123,511
Investment Companies 955,227,104 – – 955,227,104
Repurchase Agreements – 19,499,550 – 19,499,550
Short-Term Investment 21,161,699 – – 21,161,699
Total $ 1,073,512,314 $ 19,499,550 $ – $ 1,093,011,864
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 90 .0%
Shares Value ($)
Equity Funds 62.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 15,886,674 225,908,498
Nationwide International Equity
Portfolio, Class R6(a) 4,854,611 65,051,791
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 9,356,442 97,307,001
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,269,475 45,512,603
NVIT International Index Fund,
Class Y(a) 2,758,005 35,854,071
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 7,018,296 165,982,707
NVIT Mid Cap Index Fund, Class
Y(a) 1,310,031 26,069,626
Total Equity Funds
(cost $528,746,345) 661,686,297
Fixed Income Funds 27.7%
Nationwide Bond Portfolio, Class
R6(a) 1,238,001 10,832,511
NVIT Bond Index Fund, Class
Y(a) 24,325,537 231,335,859
NVIT Loomis Core Bond Fund,
Class Y(a) 2,757,059 26,136,916
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,592,543 26,158,755
Total Fixed Income Funds
(cost $305,369,548) 294,464,041
Total Investment Companies
(cost $834,115,893) 956,150,338
Exchange Traded Funds 9 .5%
Equity Funds 8.3%
iShares Core MSCI EAFE ETF 247,260 21,588,271
iShares Core S&P 500 ETF 49,006 32,799,716
iShares Core S&P Small-Cap
ETF(b) 108,797 12,928,347
JPMorgan Equity Premium
Income ETF(b) 373,507 21,327,250
Total Equity Funds
(cost $80,359,012) 88,643,584
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF 107,467 9,604,326
iShares 7-10 Year Treasury
Bond ETF 32,747 3,158,775
Total Fixed Income Funds
(cost $18,196,138) 12,763,101
Total Exchange Traded Funds
(cost $98,555,150) 101,406,685
Short-Term Investment 0 .6%
Shares Value ($)
Money Market Fund 0.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.08% (c) 6,006,495 6,006,495
Total Short-Term Investment
(cost $6,006,495)
6,006,495
Repurchase Agreements 0 .3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $1,350,527,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $1,377,377.(d) 1,350,369 1,350,369
CF Secured, LLC, 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$2,000,233, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.39% -
8.50%, maturing 6/30/2027
- 4/20/2072; total market
value $2,040,238.(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $3,350,369) 3,350,369
Total Investments
(cost $942,027,907) — 100.4% 1,066,913,887
Liabilities in excess of other assets — (0.4)% (3,846,205)
NET ASSETS — 100.0% $ 1,063,067,682
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $5,387,484, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,350,369 and by
$2,135,428 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.88%, and maturity dates ranging from 10/23/2025 -
2/15/2053, a total value of $5,485,797.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$3,350,369.
ETF Exchange Traded Fund

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2025 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

10 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 101,406,685 $ – $ – $ 101,406,685
Investment Companies 956,150,338 – – 956,150,338
Repurchase Agreements – 3,350,369 – 3,350,369
Short-Term Investment 6,006,495 – – 6,006,495
Total $ 1,063,563,518 $ 3,350,369 $ – $ 1,066,913,887
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Conservative Fund - September 30, 2025 (Unaudited) - Statement of Investments - 11
Investment Companies 86 .9%
Shares Value ($)
Equity Funds 16.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,352,302 19,229,734
Nationwide International Equity
Portfolio, Class R6(a) 461,238 6,180,592
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 794,139 8,259,045
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 490,559 5,229,363
NVIT International Index Fund,
Class Y(a) 318,005 4,134,059
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,095,010 25,896,990
NVIT Mid Cap Index Fund, Class
Y(a) 15,813 314,681
Total Equity Funds
(cost $55,267,944) 69,244,464
Fixed Income Funds 70.9%
Nationwide Bond Portfolio, Class
R6(a) 1,595,803 13,963,276
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,363,334 21,553,603
NVIT Bond Index Fund, Class
Y(a) 18,229,753 173,364,955
NVIT Loomis Core Bond Fund,
Class Y(a) 5,705,339 54,086,609
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,278,928 43,174,379
Total Fixed Income Funds
(cost $310,587,419) 306,142,822
Total Investment Companies
(cost $365,855,363) 375,387,286
Exchange Traded Funds 10 .2%
Equity Funds 6.2%
iShares Core MSCI EAFE ETF 62,537 5,460,106
iShares Core S&P 500 ETF 17,081 11,432,313
iShares Core S&P Small-Cap
ETF 10,477 1,244,982
JPMorgan Equity Premium
Income ETF 152,179 8,689,421
Total Equity Funds
(cost $24,481,856) 26,826,822
Fixed Income Funds 4.0%
iShares 20+ Year Treasury Bond
ETF 108,494 9,696,109
iShares 7-10 Year Treasury Bond
ETF(b) 78,332 7,555,904
Total Fixed Income Funds
(cost $21,927,963) 17,252,013
Total Exchange Traded Funds
(cost $46,409,819) 44,078,835
Short-Term Investment 3 .0%
Shares Value ($)
Money Market Fund 3.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.08% (c) 12,926,608 12,926,608
Total Short-Term Investment
(cost $12,926,608)
12,926,608
Repurchase Agreements 1 .0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $1,420,572,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $1,448,813.(d) 1,420,405 1,420,405
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $2,000,234,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $2,040,000.(d) 2,000,000 2,000,000
CF Secured, LLC, 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$1,000,117, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.39% -
8.50%, maturing 6/30/2027
- 4/20/2072; total market
value $1,020,119.(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,420,405) 4,420,405
Total Investments
(cost $429,612,195) — 101.1% 436,813,134
Liabilities in excess of other assets — (1.1)% (4,633,285)
NET ASSETS — 100.0% $ 432,179,849

12 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Conservative Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $4,331,054, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,420,405.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$4,420,405.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - September 30, 2025 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

14 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 44,078,835 $ – $ – $ 44,078,835
Investment Companies 375,387,286 – – 375,387,286
Repurchase Agreements – 4,420,405 – 4,420,405
Short-Term Investment 12,926,608 – – 12,926,608
Total $ 432,392,729 $ 4,420,405 $ – $ 436,813,134
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - September 30, 2025 (Unaudited) - Statement of Investments - 15
Investment Companies 88 .4%
Shares Value ($)
Equity Funds 53.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 22,540,490 320,525,766
Nationwide International Equity
Portfolio, Class R6(a) 6,781,054 90,866,119
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 13,268,195 137,989,225
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,093,947 64,961,471
NVIT International Index Fund,
Class Y(a) 4,072,415 52,941,400
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 10,687,807 252,766,644
NVIT Mid Cap Index Fund, Class
Y(a) 1,518,225 30,212,685
Total Equity Funds
(cost $759,839,598) 950,263,310
Fixed Income Funds 35.0%
Nationwide Bond Portfolio, Class
R6(a) 4,059,331 35,519,143
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 777,160 7,087,700
NVIT Bond Index Fund, Class
Y(a) 50,335,047 478,686,295
NVIT Loomis Core Bond Fund,
Class Y(a) 7,001,635 66,375,498
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,468,377 34,995,925
Total Fixed Income Funds
(cost $647,865,742) 622,664,561
Total Investment Companies
(cost $1,407,705,340) 1,572,927,871
Exchange Traded Funds 10 .1%
Equity Funds 7.9%
iShares Core MSCI EAFE ETF 411,353 35,915,230
iShares Core S&P 500 ETF 81,399 54,480,351
iShares Core S&P Small-Cap
ETF(b) 134,520 15,985,011
JPMorgan Equity Premium
Income ETF(b) 623,327 35,591,972
Total Equity Funds
(cost $128,558,270) 141,972,564
Fixed Income Funds 2.2%
iShares 20+ Year Treasury Bond
ETF 239,128 21,370,869
iShares 7-10 Year Treasury Bond
ETF(b) 182,166 17,571,733
Total Fixed Income Funds
(cost $52,351,000) 38,942,602
Total Exchange Traded Funds
(cost $180,909,270) 180,915,166
Short-Term Investment 1 .5%
Shares Value ($)
Money Market Fund 1.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.08% (c) 25,825,939 25,825,939
Total Short-Term Investment
(cost $25,825,939)
25,825,939
Repurchase Agreements 1 .4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $7,723,962,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $7,877,519.(d) 7,723,057 7,723,057
Citi Global Market, Inc.,
4.19%, dated 9/30/2025,
due 10/1/2025, repurchase
price $12,001,397,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028; total
market value $12,240,002.
(d) 12,000,000 12,000,000
MetLife, Inc., 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$5,000,583, collateralized by
U.S. Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $5,102,636.(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $24,723,057) 24,723,057
Total Investments
(cost $1,639,163,606) — 101.4% 1,804,392,033
Liabilities in excess of other assets — (1.4)% (25,640,967)
NET ASSETS — 100.0% $ 1,778,751,066

16 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Moderate Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $24,232,247, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $24,723,057.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$24,723,057.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderate Fund - September 30, 2025 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Moderate Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 180,915,166 $ – $ – $ 180,915,166
Investment Companies 1,572,927,871 – – 1,572,927,871
Repurchase Agreements – 24,723,057 – 24,723,057
Short-Term Investment 25,825,939 – – 25,825,939
Total $ 1,779,668,976 $ 24,723,057 $ – $ 1,804,392,033
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Aggressive Fund - September 30, 2025 (Unaudited) - Statement of Investments - 19
Investment Companies 91 .6%
Shares Value ($)
Equity Funds 71.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 16,736,110 237,987,478
Nationwide International Equity
Portfolio, Class R6(a) 6,366,642 85,313,004
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 9,873,208 102,681,365
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,812,354 51,299,694
NVIT International Index Fund,
Class Y(a) 3,186,958 41,430,450
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 7,489,578 177,128,519
NVIT Mid Cap Index Fund, Class
Y(a) 2,387,237 47,506,016
Total Equity Funds
(cost $595,629,585) 743,346,526
Fixed Income Funds 20.3%
Nationwide Bond Portfolio, Class
R6(a) 2,067,999 18,094,991
NVIT Bond Index Fund, Class
Y(a) 18,162,083 172,721,411
NVIT Loomis Core Bond Fund,
Class Y(a) 2,152,380 20,404,564
Total Fixed Income Funds
(cost $214,317,261) 211,220,966
Total Investment Companies
(cost $809,946,846) 954,567,492
Exchange Traded Funds 8 .4%
Equity Funds 7.4%
iShares Core MSCI EAFE ETF 241,850 21,115,924
iShares Core S&P 500 ETF 32,831 21,973,788
iShares Core S&P Small-Cap
ETF(b) 116,593 13,854,746
JPMorgan Equity Premium
Income ETF(b) 360,060 20,559,426
Total Equity Funds
(cost $70,935,313) 77,503,884
Fixed Income Fund 1.0%
iShares 7-10 Year Treasury
Bond ETF 105,227 10,150,197
Total Fixed Income Funds
(cost  $11,215,827) 10,150,197
Total Exchange Traded Funds
(cost $82,151,140) 87,654,081
Short-Term Investment 0 .1%
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.08% (c) 1,484,939 1,484,939
Total Short-Term Investment
(cost $1,484,939)
1,484,939
Repurchase Agreements 2 .6%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $15,572,251,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $15,881,836.(d) 15,570,426 15,570,426
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $1,000,117,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $1,020,000.(d) 1,000,000 1,000,000
CF Secured, LLC, 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$2,000,233, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.39% -
8.50%, maturing 6/30/2027
- 4/20/2072; total market
value $2,040,238.(d) 2,000,000 2,000,000
Citi Global Market, Inc.,
4.19%, dated 9/30/2025,
due 10/1/2025, repurchase
price $7,000,815,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028; total
market value $7,140,001.(d) 7,000,000 7,000,000
MetLife, Inc., 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$2,000,233, collateralized by
U.S. Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $2,041,054.(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $27,570,426) 27,570,426
Total Investments
(cost $921,153,351) — 102.7% 1,071,276,938
Liabilities in excess of other assets — (2.7)% (28,093,008)
NET ASSETS — 100.0% $ 1,043,183,930

20 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $27,049,089, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $27,570,426.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$27,570,426.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Aggressive Fund - September 30, 2025 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

22 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 87,654,081 $ – $ – $ 87,654,081
Investment Companies 954,567,492 – – 954,567,492
Repurchase Agreements – 27,570,426 – 27,570,426
Short-Term Investment 1,484,939 – – 1,484,939
Total $ 1,043,706,512 $ 27,570,426 $ – $ 1,071,276,938
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2025 (Unaudited) - Statement of Investments - 23
Investment Companies 88 .6%
Shares Value ($)
Equity Funds 34.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,681,206 52,346,746
Nationwide International Equity
Portfolio, Class R6(a) 1,146,947 15,369,085
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 2,161,316 22,477,683
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,128,657 12,031,481
NVIT International Index Fund,
Class Y(a) 1,270,371 16,514,829
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,924,192 45,507,149
NVIT Mid Cap Index Fund, Class
Y(a) 339,421 6,754,480
Total Equity Funds
(cost $135,305,193) 171,001,453
Fixed Income Funds 54.2%
Nationwide Bond Portfolio, Class
R6(a) 2,094,918 18,330,530
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,634,372 14,905,469
NVIT Bond Index Fund, Class
Y(a) 18,671,647 177,567,360
NVIT Loomis Core Bond Fund,
Class Y(a) 3,371,313 31,960,045
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,707,770 27,321,396
Total Fixed Income Funds
(cost $278,859,301) 270,084,800
Total Investment Companies
(cost $414,164,494) 441,086,253
Exchange Traded Funds 9 .3%
Equity Funds 7.8%
iShares Core MSCI EAFE ETF 115,425 10,077,757
iShares Core S&P 500 ETF 22,446 15,023,108
iShares Core S&P Small-Cap
ETF(b) 32,133 3,818,364
JPMorgan Equity Premium
Income ETF(b) 175,796 10,037,952
Total Equity Funds
(cost $35,251,064) 38,957,181
Fixed Income Funds 1.5%
iShares 20+ Year Treasury Bond
ETF 33,810 3,021,600
iShares 7-10 Year Treasury
Bond ETF 44,090 4,252,921
Total Fixed Income Funds
(cost $8,719,660) 7,274,521
Total Exchange Traded Funds
(cost $43,970,724) 46,231,702
Short-Term Investment 2 .2%
Shares Value ($)
Money Market Fund 2.2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.08% (c) 10,873,476 10,873,476
Total Short-Term Investment
(cost $10,873,476)
10,873,476
Repurchase Agreements 0 .8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $1,216,069,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $1,240,245.(d) 1,215,927 1,215,927
MetLife, Inc., 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$3,000,350, collateralized by
U.S. Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $3,061,582.(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $4,215,927) 4,215,927
Total Investments
(cost $473,224,621) — 100.9% 502,407,358
Liabilities in excess of other assets — (0.9)% (4,380,470)
NET ASSETS — 100.0% $ 498,026,888
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $6,689,598, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,215,927 and by
$2,602,767 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.88%, and maturity dates ranging from 10/23/2025 -
2/15/2053, a total value of $6,818,694.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$4,215,927.
ETF Exchange Traded Fund

24 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2025 (Unaudited) - Statement of Investments - 25
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 46,231,702 $ – $ – $ 46,231,702
Investment Companies 441,086,253 – – 441,086,253
Repurchase Agreements – 4,215,927 – 4,215,927
Short-Term Investment 10,873,476 – – 10,873,476
Total $ 498,191,431 $ 4,215,927 $ – $ 502,407,358
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 83 .9%
Shares Value ($)
Equity Funds 51.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 11,513,316 163,719,356
Nationwide International Equity
Portfolio, Class R6(a) 3,374,713 45,221,155
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 6,665,955 69,325,928
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,162,091 33,707,887
NVIT International Index Fund,
Class Y(a) 1,965,988 25,557,841
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,511,109 130,337,725
NVIT Mid Cap Index Fund, Class
Y(a) 755,900 15,042,402
Total Equity Funds
(cost $388,934,839) 482,912,294
Fixed Income Funds 32.0%
Nationwide Bond Portfolio, Class
R6(a) 1,934,724 16,928,834
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 370,443 3,378,440
NVIT Bond Index Fund, Class
Y(a) 24,077,339 228,975,498
NVIT Loomis Core Bond Fund,
Class Y(a) 3,344,648 31,707,263
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,652,223 16,670,930
Total Fixed Income Funds
(cost $298,511,419) 297,660,965
Total Investment Companies
(cost $687,446,258) 780,573,259
Exchange Traded Funds 9 .9%
Equity Funds 7.8%
iShares Core MSCI EAFE ETF 209,832 18,320,432
iShares Core S&P 500 ETF 41,907 28,048,355
iShares Core S&P Small-Cap
ETF(b) 70,397 8,365,276
JPMorgan Equity Premium
Income ETF(b) 311,453 17,783,966
Total Equity Funds
(cost $65,608,102) 72,518,029
Fixed Income Funds 2.1%
iShares 20+ Year Treasury Bond
ETF 119,999 10,724,310
iShares 7-10 Year Treasury
Bond ETF 91,628 8,838,437
Total Fixed Income Funds
(cost $25,985,835) 19,562,747
Total Exchange Traded Funds
(cost $91,593,937) 92,080,776
Short-Term Investment 1 .3%
Shares Value ($)
Money Market Fund 1.3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.08% (c) 12,473,369 12,473,369
Total Short-Term Investment
(cost $12,473,369)
12,473,369
Repurchase Agreements 1 .4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $5,583,892,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $5,694,903.(d) 5,583,238 5,583,238
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $2,000,234,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $2,040,000.(d) 2,000,000 2,000,000
CF Secured, LLC, 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$3,650,426, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.39% -
8.50%, maturing 6/30/2027
- 4/20/2072; total market
value $3,723,434.(d) 3,650,000 3,650,000
Citi Global Market, Inc.,
4.19%, dated 9/30/2025,
due 10/1/2025, repurchase
price $2,000,233,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028; total
market value $2,040,000.(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $13,233,238) 13,233,238
Total Investments
(cost $804,746,802) — 96.5% 898,360,642
Other assets in excess of liabilities — 3.5% 32,735,353
NET ASSETS — 100.0% $ 931,095,995

NVIT Investor Destinations Managed Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 27
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $20,327,179, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $13,233,238 and by
$7,491,078 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.88%, and maturity dates ranging from 10/23/2025 -
2/15/2053, a total value of $20,724,316.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$13,233,238.
ETF Exchange Traded Fund
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 353 12/2025 USD 49,160,545 (132,965)
Russell 2000 E-Mini Index 53 12/2025 USD 6,507,075 102,340
S&P 500 E-Mini Index 361 12/2025 USD 121,634,438 1,653,294
S&P Midcap 400 E-Mini Index 30 12/2025 USD 9,858,600 (68,566)
Net contracts 1,554,103
Currency:
USD United States Dollar

28 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 92,080,776 $ – $ – $ 92,080,776
Futures Contracts 1,755,634 – – 1,755,634
Investment Companies 780,573,259 – – 780,573,259
Repurchase Agreements – 13,233,238 – 13,233,238
Short-Term Investment 12,473,369 – – 12,473,369
Total Assets $ 886,883,038 $ 13,233,238 $ – $ 900,116,276
Liabilities:
Futures Contracts $ (201,531) $ – $ – $ (201,531)
Total Liabilities $ (201,531) $ – $ – $ (201,531)
Total $ 886,681,507 $ 13,233,238 $ – $ 899,914,745

30 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,755,634
Total $ 1,755,634
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (201,531)
Total $ (201,531)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 31
Investment Companies 85 .0%
Shares Value ($)
Equity Funds 44.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,025,659 57,244,869
Nationwide International Equity
Portfolio, Class R6(a) 1,181,080 15,826,468
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 2,297,200 23,890,885
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,132,939 12,077,131
NVIT International Index Fund,
Class Y(a) 716,695 9,317,035
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,132,739 50,439,283
NVIT Mid Cap Index Fund, Class
Y(a) 294,612 5,862,776
Total Equity Funds
(cost $141,680,363) 174,658,447
Fixed Income Funds 40.8%
Nationwide Bond Portfolio, Class
R6(a) 1,165,332 10,196,655
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 159,368 1,453,438
NVIT Bond Index Fund, Class
Y(a) 11,962,357 113,762,015
NVIT Loomis Core Bond Fund,
Class Y(a) 2,225,657 21,099,229
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,421,846 14,346,426
Total Fixed Income Funds
(cost $162,080,639) 160,857,763
Total Investment Companies
(cost $303,761,002) 335,516,210
Exchange Traded Funds 8 .9%
Equity Funds 7.7%
iShares Core MSCI EAFE
ETF(b) 88,932 7,764,653
iShares Core S&P 500 ETF 17,878 11,965,745
iShares Core S&P Small-Cap
ETF(b) 26,103 3,101,820
JPMorgan Equity Premium
Income ETF(b) 132,039 7,539,427
Total Equity Funds
(cost $27,477,689) 30,371,645
Fixed Income Funds 1.2%
iShares 20+ Year Treasury Bond
ETF 16,927 1,512,766
iShares 7-10 Year Treasury
Bond ETF 31,040 2,994,118
Total Fixed Income Funds
(cost $5,298,750) 4,506,884
Total Exchange Traded Funds
(cost $32,776,439) 34,878,529
Short-Term Investment 1 .8%
Shares Value ($)
Money Market Fund 1.8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.08% (c) 7,154,036 7,154,036
Total Short-Term Investment
(cost $7,154,036)
7,154,036
Repurchase Agreements 1 .0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $2,085,014,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $2,126,465.(d) 2,084,770 2,084,770
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $1,000,117,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $1,020,000.(d) 1,000,000 1,000,000
CF Secured, LLC, 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$1,000,117, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 1.39% -
8.50%, maturing 6/30/2027
- 4/20/2072; total market
value $1,020,119.(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,084,770) 4,084,770
Total Investments
(cost $347,776,247) — 96.7% 381,633,545
Other assets in excess of liabilities — 3.3% 13,161,493
NET ASSETS — 100.0% $ 394,795,038

32 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $4,002,511, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,084,770.
(c) Represents 7-day effective yield as of September 30, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$4,084,770.
ETF Exchange Traded Fund
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 99 12/2025 USD 13,787,235 (39,098)
Russell 2000 E-Mini Index 17 12/2025 USD 2,087,175 30,681
S&P 500 E-Mini Index 101 12/2025 USD 34,030,688 460,963
S&P Midcap 400 E-Mini Index 9 12/2025 USD 2,957,580 (20,633)
Net contracts 431,913
Currency:
USD United States Dollar

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 33
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

34 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 34,878,529 $ – $ – $ 34,878,529
Futures Contracts 491,644 – – 491,644
Investment Companies 335,516,210 – – 335,516,210
Repurchase Agreements – 4,084,770 – 4,084,770
Short-Term Investment 7,154,036 – – 7,154,036
Total Assets $ 378,040,419 $ 4,084,770 $ – $ 382,125,189
Liabilities:
Futures Contracts $ (59,731) $ – $ – $ (59,731)
Total Liabilities $ (59,731) $ – $ – $ (59,731)
Total $ 377,980,688 $ 4,084,770 $ – $ 382,065,458
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 491,644
Total $ 491,644
Liabilities:

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 35
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (59,731)
Total $ (59,731)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - September 30, 2025 (Unaudited) - Statement of Investments - 1
Investment Companies 94 .5%
Shares Value ($)
Equity Funds 85.6%
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 1,401,811 14,578,837
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,513,100 16,129,650
NVIT GS International Equity
Insights Fund, Class Y(a) 4,144,397 54,125,829
NVIT GS Large Cap Equity
Fund, Class Y(a) 7,980,362 101,430,401
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,168,490 14,010,201
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,439,098 50,694,495
Total Equity Funds
(cost $211,654,239) 250,969,413
Fixed Income Funds 8.9%
Nationwide Loomis Core Bond
Fund, Class R6(a) 296,739 2,842,758
NVIT Loomis Core Bond Fund,
Class Y(a) 2,464,823 23,366,523
Total Fixed Income Funds
(cost $25,732,980) 26,209,281
Total Investment Companies
(cost $237,387,219) 277,178,694
Exchange Traded Funds 5 .5%
Shares Value ($)
Equity Funds 5.5%
iShares Core MSCI EAFE ETF 19,149 1,671,899
iShares Core S&P 500 ETF 13,056 8,738,381
JPMorgan Equity Premium
Income ETF 98,473 5,622,808
Total Exchange Traded Funds
(cost $14,732,682) 16,033,088
Total Investments
(cost $252,119,901) — 100.0% 293,211,782
Other assets in excess of liabilities — 0.0%
†
36,432
NET ASSETS — 100.0% $ 293,248,214
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,033,088 $ – $ – $ 16,033,088
Investment Companies 277,178,694 – – 277,178,694
Total $ 293,211,782 $ – $ – $ 293,211,782
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - September 30, 2025 (Unaudited) - Statement of Investments - 3
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 73.1%
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 2,050,397 21,324,127
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,275,344 24,255,163
NVIT GS International Equity
Insights Fund, Class Y(a) 5,457,446 71,274,246
NVIT GS Large Cap Equity
Fund, Class Y(a) 11,647,102 148,034,671
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,743,554 20,905,215
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 6,504,913 74,286,102
Total Equity Funds
(cost $299,238,841) 360,079,524
Fixed Income Funds 21.6%
Nationwide Loomis Core Bond
Fund, Class R6(a) 996,342 9,544,960
NVIT Loomis Core Bond Fund,
Class Y(a) 9,218,390 87,390,334
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 932,081 9,404,701
Total Fixed Income Funds
(cost $108,943,666) 106,339,995
Total Investment Companies
(cost $408,182,507) 466,419,519
Exchange Traded Funds 5 .3%
Equity Funds 5.3%
iShares Core MSCI EAFE ETF 16,880 1,473,793
iShares Core S&P 500 ETF 22,499 15,058,581
JPMorgan Equity Premium
Income ETF 167,544 9,566,762
Total Exchange Traded Funds
(cost $24,182,756) 26,099,136
Total Investments
(cost $432,365,263) — 100.0% 492,518,655
Liabilities in excess of other assets — 0.0%
†
(169,045)
NET ASSETS — 100.0% $ 492,349,610
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

4 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,099,136 $ – $ – $ 26,099,136
Investment Companies 466,419,519 – – 466,419,519
Total $ 492,518,655 $ – $ – $ 492,518,655
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - September 30, 2025 (Unaudited) - Statement of Investments - 5
Investment Companies 94 .0%
Shares Value ($)
Equity Funds 54.3%
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 6,259,388 65,097,636
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,264,537 66,779,962
NVIT GS International Equity
Insights Fund, Class Y(a) 11,244,099 146,847,932
NVIT GS Large Cap Equity
Fund, Class Y(a) 35,372,489 449,584,338
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,492,406 41,873,946
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 20,047,885 228,946,853
Total Equity Funds
(cost $826,635,555) 999,130,667
Fixed Income Funds 39.7%
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,808,220 46,062,748
NVIT Loomis Core Bond Fund,
Class Y(a) 60,572,008 574,222,632
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 10,820,440 109,178,242
Total Fixed Income Funds
(cost $774,247,397) 729,463,622
Total Investment Companies
(cost $1,600,882,952) 1,728,594,289
Exchange Traded Funds 6 .0%
Equity Funds 6.0%
iShares Core MSCI EAFE ETF 193,234 16,871,260
iShares Core S&P 500 ETF 83,449 55,852,416
JPMorgan Equity Premium
Income ETF 650,391 37,137,326
Total Exchange Traded Funds
(cost $99,654,747) 109,861,002
Total Investments
(cost $1,700,537,699) — 100.0% 1,838,455,291
Liabilities in excess of other assets — 0.0%
†
(615,831)
NET ASSETS — 100.0% $ 1,837,839,460
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

6 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 109,861,002 $ – $ – $ 109,861,002
Investment Companies 1,728,594,289 – – 1,728,594,289
Total $ 1,838,455,291 $ – $ – $ 1,838,455,291
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - September 30, 2025 (Unaudited) - Statement of Investments - 7
Investment Companies 94 .1%
Shares Value ($)
Equity Funds 34.2%
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 1,003,755 10,439,049
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,073,023 11,438,423
NVIT GS International Equity
Insights Fund, Class Y(a) 2,031,037 26,525,346
NVIT GS Large Cap Equity
Fund, Class Y(a) 5,078,482 64,547,501
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 510,425 6,119,995
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,737,774 42,685,376
Total Equity Funds
(cost $134,291,806) 161,755,690
Fixed Income Funds 59.9%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,035,161 9,440,672
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,978,754 18,956,463
NVIT Loomis Core Bond Fund,
Class Y(a) 21,383,894 202,719,315
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,122,901 51,690,071
Total Fixed Income Funds
(cost $299,681,096) 282,806,521
Total Investment Companies
(cost $433,972,902) 444,562,211
Exchange Traded Funds 5 .9%
Equity Funds 5.9%
iShares Core MSCI EAFE ETF 50,000 4,365,500
iShares Core S&P 500 ETF 21,367 14,300,933
JPMorgan Equity Premium
Income ETF 166,716 9,519,484
Total Exchange Traded Funds
(cost $25,545,254) 28,185,917
Total Investments
(cost $459,518,156) — 100.0% 472,748,128
Liabilities in excess of other assets — 0.0%
†
(208,607)
NET ASSETS — 100.0% $ 472,539,521
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

8 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 28,185,917 $ – $ – $ 28,185,917
Investment Companies 444,562,211 – – 444,562,211
Total $ 472,748,128 $ – $ – $ 472,748,128
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - September 30, 2025 (Unaudited) - Statement of Investments - 9
Investment Companies 94 .8%
Shares Value ($)
Equity Funds 15.8%
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 475,368 4,943,826
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 424,841 4,528,803
NVIT GS International Equity
Insights Fund, Class Y(a) 802,717 10,483,478
NVIT GS Large Cap Equity
Fund, Class Y(a) 1,895,280 24,089,007
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 149,629 1,794,054
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,234,196 25,514,521
Total Equity Funds
(cost $57,803,518) 71,353,689
Fixed Income Funds 79.0%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,979,016 18,048,629
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,600,214 24,910,052
NVIT Loomis Core Bond Fund,
Class Y(a) 26,882,920 254,850,084
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,805,790 58,580,417
Total Fixed Income Funds
(cost $369,096,727) 356,389,182
Total Investment Companies
(cost $426,900,245) 427,742,871
Exchange Traded Funds 5 .2%
Equity Funds 5.2%
iShares Core MSCI EAFE ETF 31,133 2,718,222
iShares Core S&P 500 ETF 17,511 11,720,113
JPMorgan Equity Premium
Income ETF 157,993 9,021,400
Total Exchange Traded Funds
(cost $21,457,708) 23,459,735
Total Investments
(cost $448,357,953) — 100.0% 451,202,606
Liabilities in excess of other assets — 0.0%
†
(176,136)
NET ASSETS — 100.0% $ 451,026,470
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

10 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 23,459,735 $ – $ – $ 23,459,735
Investment Companies 427,742,871 – – 427,742,871
Total $ 451,202,606 $ – $ – $ 451,202,606
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - September 30, 2025 (Unaudited) - Statement of Investments - 11
Investment Companies 94 .1%
Shares Value ($)
Equity Funds 44.3%
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 3,957,679 41,159,857
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,205,625 44,831,965
NVIT GS International Equity
Insights Fund, Class Y(a) 8,980,902 117,290,580
NVIT GS Large Cap Equity
Fund, Class Y(a) 21,426,332 272,328,683
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,195,819 26,327,868
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,571,506 154,986,604
Total Equity Funds
(cost $543,138,888) 656,925,557
Fixed Income Funds 49.8%
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,427,248 51,993,040
NVIT Loomis Core Bond Fund,
Class Y(a) 58,485,610 554,443,583
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 13,126,872 132,450,143
Total Fixed Income Funds
(cost $786,147,136) 738,886,766
Total Investment Companies
(cost $1,329,286,024) 1,395,812,323
Exchange Traded Funds 5 .9%
Equity Funds 5.9%
iShares Core MSCI EAFE ETF 155,381 13,566,315
iShares Core S&P 500 ETF 67,052 44,877,904
JPMorgan Equity Premium
Income ETF 522,524 29,836,120
Total Exchange Traded Funds
(cost $80,004,596) 88,280,339
Total Investments
(cost $1,409,290,620) — 100.0% 1,484,092,662
Liabilities in excess of other assets — 0.0%
†
(510,640)
NET ASSETS — 100.0% $ 1,483,582,022
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

12 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 88,280,339 $ – $ – $ 88,280,339
Investment Companies 1,395,812,323 – – 1,395,812,323
Total $ 1,484,092,662 $ – $ – $ 1,484,092,662
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - September 30, 2025 (Unaudited) - Statement of Investments - 13
Investment Companies 94 .0%
Shares Value ($)
Equity Funds 64.6%
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 7,301,549 75,936,108
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,616,661 81,193,604
NVIT GS International Equity
Insights Fund, Class Y(a) 16,109,130 210,385,243
NVIT GS Large Cap Equity
Fund, Class Y(a) 43,535,541 553,336,731
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 5,153,085 61,785,486
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 20,851,289 238,121,724
Total Equity Funds
(cost $1,007,838,876) 1,220,758,896
Fixed Income Funds 29.4%
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,937,168 37,718,066
NVIT Loomis Core Bond Fund,
Class Y(a) 48,672,139 461,411,876
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,521,845 55,715,421
Total Fixed Income Funds
(cost $586,861,502) 554,845,363
Total Investment Companies
(cost $1,594,700,378) 1,775,604,259
Exchange Traded Funds 6 .0%
Equity Funds 6.0%
iShares Core MSCI EAFE ETF 200,305 17,488,629
iShares Core S&P 500 ETF 87,013 58,237,801
JPMorgan Equity Premium
Income ETF 662,689 37,839,542
Total Exchange Traded Funds
(cost $103,049,994) 113,565,972
Total Investments
(cost $1,697,750,372) — 100.0% 1,889,170,231
Liabilities in excess of other assets — 0.0%
†
(626,252)
NET ASSETS — 100.0% $ 1,888,543,979
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

14 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 113,565,972 $ – $ – $ 113,565,972
Investment Companies 1,775,604,259 – – 1,775,604,259
Total $ 1,889,170,231 $ – $ – $ 1,889,170,231
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 15
Investment Companies 88 .3%
Shares Value ($)
Equity Funds 42.9%
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 1,178,264 12,253,944
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,322,306 14,095,786
NVIT GS International Equity
Insights Fund, Class Y(a) 2,695,641 35,205,073
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,558,397 83,357,229
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 692,279 8,300,424
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,096,273 46,779,443
Total Equity Funds
(cost $165,171,005) 199,991,899
Fixed Income Funds 45.4%
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,553,043 14,878,150
NVIT Loomis Core Bond Fund,
Class Y(a) 16,797,679 159,241,994
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,734,717 37,683,296
Total Fixed Income Funds
(cost $215,907,288) 211,803,440
Total Investment Companies
(cost $381,078,293) 411,795,339
Exchange Traded Funds 5 .7%
Equity Funds 5.7%
iShares Core MSCI EAFE ETF 46,372 4,048,739
iShares Core S&P 500 ETF 20,739 13,880,613
JPMorgan Equity Premium
Income ETF 153,298 8,753,316
Total Exchange Traded Funds
(cost $24,178,661) 26,682,668
Total Investments
(cost $405,256,954) — 94.0% 438,478,007
Other assets in excess of liabilities — 6.0% 27,761,392
NET ASSETS — 100.0% $ 466,239,399
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 168 12/2025 USD 23,396,520 (44,830)
Russell 2000 E-Mini Index 23 12/2025 USD 2,823,825 42,781
S&P 500 E-Mini Index 157 12/2025 USD 52,899,188 716,750
S&P Midcap 400 E-Mini Index 1 12/2025 USD 328,620 (2,292)
Net contracts 712,409
Currency:
USD United States Dollar

16 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,682,668 $ – $ – $ 26,682,668
Futures Contracts 759,531 – – 759,531
Investment Companies 411,795,339 – – 411,795,339
Total Assets $ 439,237,538 $ – $ – $ 439,237,538
Liabilities:
Futures Contracts $ (47,122) $ – $ – $ (47,122)
Total Liabilities $ (47,122) $ – $ – $ (47,122)
Total $ 439,190,416 $ – $ – $ 439,190,416

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 759,531
Total $ 759,531
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (47,122)
Total $ (47,122)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 87 .9%
Shares Value ($)
Equity Funds 52.0%
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 3,465,429 36,040,467
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,639,584 38,797,962
NVIT GS International Equity
Insights Fund, Class Y(a) 6,236,405 81,447,446
NVIT GS Large Cap Equity
Fund, Class Y(a) 20,036,531 254,664,308
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,029,846 24,337,859
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 11,191,012 127,801,362
Total Equity Funds
(cost $462,879,395) 563,089,404
Fixed Income Funds 35.9%
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,543,573 24,367,434
NVIT Loomis Core Bond Fund,
Class Y(a) 32,352,005 306,697,006
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,708,417 57,597,931
Total Fixed Income Funds
(cost $393,709,884) 388,662,371
Total Investment Companies
(cost $856,589,279) 951,751,775
Exchange Traded Funds 5 .7%
Equity Funds 5.7%
iShares Core MSCI EAFE ETF 107,814 9,413,241
iShares Core S&P 500 ETF 48,016 32,137,109
JPMorgan Equity Premium
Income ETF 356,283 20,343,759
Total Exchange Traded Funds
(cost $56,153,321) 61,894,109
Total Investments
(cost $912,742,600) — 93.6% 1,013,645,884
Other assets in excess of liabilities — 6.4% 69,695,668
NET ASSETS — 100.0% $ 1,083,341,552
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 487 12/2025 USD 67,822,055 (143,969)
Russell 2000 E-Mini Index 75 12/2025 USD 9,208,125 139,244
S&P 500 E-Mini Index 503 12/2025 USD 169,479,563 2,288,242
S&P Midcap 400 E-Mini Index 3 12/2025 USD 985,860 (6,878)
Net contracts 2,276,639
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 61,894,109 $ – $ – $ 61,894,109
Futures Contracts 2,427,486 – – 2,427,486
Investment Companies 951,751,775 – – 951,751,775
Total Assets $ 1,016,073,370 $ – $ – $ 1,016,073,370
Liabilities:
Futures Contracts $ (150,847) $ – $ – $ (150,847)
Total Liabilities $ (150,847) $ – $ – $ (150,847)
Total $ 1,015,922,523 $ – $ – $ 1,015,922,523

20 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 2,427,486
Total $ 2,427,486
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (150,847)
Total $ (150,847)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund - September 30, 2025 (Unaudited) - Statement of Investments - 1
Investment Company 93.9%
Shares Value ($)
Alternative Assets 93.9%
BlackRock Global Allocation VI
Fund, Class I 16,509,625 313,022,499
Total Alternative Assets
(cost $260,126,976) 313,022,499
Total Investment Company
(cost $260,126,976) 313,022,499
Total Investments
(cost $260,126,976) — 93.9% 313,022,499
Other assets in excess of liabilities — 6.1% 20,165,811
NET ASSETS — 100.0% $ 333,188,310
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 122 12/2025 USD 16,990,330 (47,052)
Russell 2000 E-Mini Index 4 12/2025 USD 491,100 7,770
S&P 500 E-Mini Index 120 12/2025 USD 40,432,500 552,976
S&P Midcap 400 E-Mini Index 6 12/2025 USD 1,971,720 (13,665)
Net contracts 500,029
Currency:
USD United States Dollar

2 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 560,746 $ – $ – $ 560,746
Investment Company 313,022,499 – – 313,022,499
Total Assets $ 313,583,245 $ – $ – $ 313,583,245
Liabilities:
Futures Contracts $ (60,717) $ – $ – $ (60,717)
Total Liabilities $ (60,717) $ – $ – $ (60,717)
Total $ 313,522,528 $ – $ – $ 313,522,528

NVIT BlackRock Managed Global Allocation Fund - September 30, 2025 (Unaudited) - Statement of Investments - 3
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 560,746
Total $ 560,746
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (60,717)
Total $ (60,717)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Exchange Traded Funds 99 .5%
Shares Value ($)
Fixed Income Funds 99.5%
iShares Core 10+ Year USD
Bond ETF(a) 185,229 9,352,212
iShares Core 1-5 Year USD
Bond ETF(a) 285,983 13,967,410
iShares Core Total USD Bond
Market ETF(a) 199,185 9,303,931
iShares Core U.S. Aggregate
Bond ETF(a) 464,454 46,561,514
iShares MBS ETF 97,741 9,300,056
iShares U.S. Treasury Bond
ETF(a) 200,958 4,646,149
Total Exchange Traded Funds
(cost $95,384,333) 93,131,272
Repurchase Agreements 3 .9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $647,418,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $660,289.(b) 647,343 647,343
Pershing LLC, 4.14%,
dated 9/30/2025, due
10/1/2025, repurchase price
$3,000,345, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 10/20/2025
- 6/20/2075; total market
value $3,060,011.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $3,647,343) 3,647,343
Total Investments
(cost $99,031,676) — 103.4% 96,778,615
Liabilities in excess of other assets — (3.4)% (3,208,293)
NET ASSETS — 100.0% $ 93,570,322
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $4,870,470, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,647,343 and by
$1,333,238 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
5/15/2054, a total value of $4,980,581.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$3,647,343.
ETF Exchange Traded Fund

NVIT iShares
®
Fixed Income ETF Fund - September 30, 2025 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 93,131,272 $ – $ – $ 93,131,272
Repurchase Agreements – 3,647,343 – 3,647,343
Total $ 93,131,272 $ 3,647,343 $ – $ 96,778,615
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 100 .0%
Shares Value ($)
Equity Funds 100.0%
iShares Core MSCI EAFE ETF 135,254 11,809,027
iShares Core MSCI International
Developed Markets ETF(a) 174,337 13,976,597
iShares Core S&P 500 ETF 10,902 7,296,709
iShares Core S&P Mid-Cap
ETF(a) 279,761 18,257,203
iShares Core S&P Small-Cap
ETF(a) 24,620 2,925,595
iShares Core S&P Total U.S.
Stock Market ETF(a) 199,821 29,103,929
iShares MSCI USA Momentum
Factor ETF(a) 9,023 2,313,948
iShares MSCI USA Quality
Factor ETF(a) 10,765 2,093,792
iShares MSCI USA Size Factor
ETF(a) 11,797 1,896,722
iShares MSCI USA Value Factor
ETF(a) 15,964 1,996,298
iShares U.S. Equity Factor ETF 136,428 9,424,446
iShares U.S. Small-Cap Equity
Factor ETF 27,091 2,014,216
Total Exchange Traded Funds
(cost $69,621,925) 103,108,482
Repurchase Agreements 9 .9%
Principal
Amount ($)
BofA Securities, Inc., 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$1,000,117, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $4,238,239,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $4,322,498.(b) 4,237,743 4,237,743
  Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025, repurchase
price $2,000,234,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%,
maturing 10/20/2025 -
7/20/2075; total market
value $2,040,000.(b) 2,000,000 2,000,000
Citi Global Market, Inc.,
4.19%, dated 9/30/2025,
due 10/1/2025, repurchase
price $3,000,349,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028; total
market value $3,060,001.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $10,237,743) 10,237,743
Total Investments
(cost $79,859,668) — 109.9% 113,346,225
Liabilities in excess of other assets — (9.9)% (10,165,510)
NET ASSETS — 100.0% $ 103,180,715
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $16,447,498, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,237,743 and by
$6,499,987 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
- 4.75%, and maturity dates ranging from 10/15/2026 -
11/15/2053, a total value of $16,737,730.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$10,237,743.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - September 30, 2025 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 103,108,482 $ – $ – $ 103,108,482
Repurchase Agreements – 10,237,743 – 10,237,743
Total $ 103,108,482 $ 10,237,743 $ – $ 113,346,225
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 94.9%
Shares Value ($)
Equity Fund 94.9%
American Funds Growth-Income
Fund, Class 1 10,509,608 701,411,264
Total Investment Company
(cost $497,365,612) 701,411,264
Total Investments
(cost $497,365,612) — 94.9% 701,411,264
Other assets in excess of liabilities — 5.1% 37,479,314
NET ASSETS — 100.0% $ 738,890,578
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 12 12/2025 USD 1,671,180 (2,738)
S&P 500 E-Mini Index 98 12/2025 USD 33,019,875 436,013
S&P Midcap 400 E-Mini Index 6 12/2025 USD 1,971,720 (13,755)
Net contracts 419,520
Currency:
USD United States Dollar

NVIT Managed American Funds Growth-Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 436,013 $ – $ – $ 436,013
Investment Company 701,411,264 – – 701,411,264
Total Assets $ 701,847,277 $ – $ – $ 701,847,277
Liabilities:
Futures Contracts $ (16,493) $ – $ – $ (16,493)
Total Liabilities $ (16,493) $ – $ – $ (16,493)
Total $ 701,830,784 $ – $ – $ 701,830,784

10 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 436,013
Total $ 436,013
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (16,493)
Total $ (16,493)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Asset Allocation Fund - September 30, 2025 (Unaudited) - Statement of Investments - 11
Investment Companies 94 .2%
Shares Value ($)
Balanced Fund 28.3%
American Balanced Fund, Class
R6 20,333,107 785,467,918
Total Balanced Fund
(cost $675,808,503) 785,467,918
Equity Funds 47.1%
American Funds Growth Fund,
Class 1 5,637,033 782,814,776
American Funds Washington
Mutual Investors Fund, Class
1 29,179,075 524,931,562
Total Equity Funds
(cost $980,684,170) 1,307,746,338
Investment Companies
Shares Value ($)
Fixed Income Funds 18.8%
American Funds U.S.
Government Securities Fund,
Class 1 12,844,107 130,367,685
Bond Fund of America (The),
Class R6 34,214,679 391,758,075
Total Fixed Income Funds
(cost $537,285,660) 522,125,760
Total Investment Companies
(cost $2,193,778,333) 2,615,340,016
Total Investments
(cost $2,193,778,333) — 94.2% 2,615,340,016
Other assets in excess of liabilities — 5.8% 159,918,401
NET ASSETS — 100.0% $ 2,775,258,417
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 126 12/2025 USD 17,547,390 (42,396)
Russell 2000 E-Mini Index 28 12/2025 USD 3,437,700 50,508
S&P 500 E-Mini Index 1,002 12/2025 USD 337,611,375 4,591,285
S&P Midcap 400 E-Mini Index 77 12/2025 USD 25,303,740 (176,846)
Net contracts 4,422,551
Currency:
USD United States Dollar

12 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Managed American Funds Asset Allocation Fund - September 30, 2025 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 4,641,793 $ – $ – $ 4,641,793
Investment Companies 2,615,340,016 – – 2,615,340,016
Total Assets $ 2,619,981,809 $ – $ – $ 2,619,981,809
Liabilities:
Futures Contracts $ (219,242) $ – $ – $ (219,242)
Total Liabilities $ (219,242) $ – $ – $ (219,242)
Total $ 2,619,762,567 $ – $ – $ 2,619,762,567

14 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 4,641,793
Total $ 4,641,793
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (219,242)
Total $ (219,242)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 99.5%
Shares Value ($)
BELGIUM 0.2%
Electrical Equipment 0.1%
Cenergy Holdings SA 28,449 408,712
Metals & Mining 0.1%
Viohalco SA 84,083 736,595
1,145,307
BRAZIL 4.8%
Aerospace & Defense 0.8%
Embraer SA, ADR 79,025 4,777,061
Automobile Components 0.1%
Iochpe Maxion SA 209,300 468,760
Banks 2.2%
Banco Bradesco SA, ADR (a) 1,217,700 4,115,826
Banco Bradesco SA 597,500 1,709,789
Banco do Brasil SA 1,556,200 6,459,009
Itau Unibanco Holding SA 3,600 23,437
12,308,061
Consumer Staples Distribution & Retail 0.0%
†
Raia Drogasil SA 55,400 191,736
Diversified Consumer Services 0.2%
Anima Holding SA 456,100 293,940
Cogna Educacao SA 652,200 409,291
YDUQS Participacoes SA 86,800 210,711
913,942
Electric Utilities 0.3%
Cia Energetica de Minas Gerais,
ADR (a) 332,100 700,731
Neoenergia SA 91,400 492,871
Transmissora Alianca de Energia
Eletrica SA 117,000 805,903
1,999,505
Health Care Providers & Services 0.3%
Rede D'Or Sao Luiz SA Reg. S (b) 242,200 1,914,937
Household Durables 0.2%
Cury Construtora e Incorporadora
SA 150,700 978,853
Metals & Mining 0.0%
†
Vale SA, Class B, ADR (a) 5,600 60,816
Oil, Gas & Consumable Fuels 0.6%
Petroleo Brasileiro SA (Preference) 571,300 3,376,974
Real Estate Management & Development 0.0%
†
JHSF Participacoes SA 207,800 252,612
Specialty Retail 0.1%
C&A MODAS SA, Class A 59,700 183,848
Grupo SBF SA 217,900 532,237
716,085
Wireless Telecommunication Services 0.0%
†
TIM SA 49,800 219,888
28,179,230
CHILE 0.4%
Banks 0.2%
Banco de Chile 5,524,216 838,834
Broadline Retail 0.1%
Falabella SA 47,547 281,891
Ripley Corp. SA 479,742 233,526
515,417
Common Stocks
Shares Value ($)
CHILE
Electric Utilities 0.0%
†
Enel Americas SA 1,143,964 115,416
Engie Energia Chile SA 74,594 107,845
223,261
Industrial Conglomerates 0.1%
Quinenco SA 107,874 476,857
Specialty Retail 0.0%
†
Empresas Copec SA 26,800 196,241
2,250,610
CHINA 29.8%
Automobile Components 0.3%
Fuyao Glass Industry Group Co.
Ltd., Class H Reg. S (b) 69,200 696,714
Huayu Automotive Systems Co.
Ltd., Class A 373,686 1,074,182
1,770,896
Automobiles 2.1%
Geely Automobile Holdings Ltd. 1,576,000 3,962,536
SAIC Motor Corp. Ltd., Class A 657,901 1,584,053
Seres Group Co. Ltd., Class A 88,400 2,129,382
XPeng , Inc., Class A * 71,300 840,338
Yadea Group Holdings Ltd. Reg.
S (b) 996,000 1,774,877
Zhejiang Leapmotor Technology
Co. Ltd., Class H Reg. S *(b) 223,700 1,908,757
12,199,943
Banks 1.7%
Agricultural Bank of China Ltd.,
Class H 3,929,000 2,647,525
Bank of China Ltd., Class H 138,000 75,621
Bank of Shanghai Co. Ltd., Class
A 686,980 864,726
China Construction Bank Corp.,
Class H 1,327,000 1,277,039
Industrial & Commercial Bank of
China Ltd., Class H 6,439,000 4,754,145
Shanghai Pudong Development
Bank Co. Ltd., Class A 326,700 546,117
10,165,173
Biotechnology 0.8%
3SBio, Inc. Reg. S (b) 378,500 1,463,186
Ascentage Pharma Group
International Reg. S *(a)(b) 26,200 260,565
BeOne Medicines Ltd., Class H * 60,700 1,603,003
Innovent Biologics, Inc. Reg. S *(b) 89,500 1,114,533
Lepu Biopharma Co. Ltd., Class H
Reg. S *(b) 203,000 207,756
4,649,043
Broadline Retail 4.8%
Alibaba Group Holding Ltd. 937,800 21,021,517
JD.com, Inc., Class A 142,550 2,491,380
PDD Holdings, Inc., ADR * 29,580 3,909,589
Vipshop Holdings Ltd., ADR 7,900 155,156
27,577,642
Building Products 0.0%
†
China Lesso Group Holdings Ltd. 373,000 234,422
Capital Markets 1.6%
China Galaxy Securities Co. Ltd.,
Class H 1,452,000 2,215,483

2 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Capital Markets
China International Capital Corp.
Ltd., Class H Reg. S (b) 282,400 779,369
CSC Financial Co. Ltd., Class H
Reg. S (b) 251,000 457,521
Guosen Securities Co. Ltd., Class
A 880,676 1,669,348
Huatai Securities Co. Ltd., Class A 360,700 1,104,095
Orient Securities Co. Ltd., Class H
Reg. S (b) 244,800 254,149
SDIC Capital Co. Ltd., Class A 59,900 66,435
Shenwan Hongyuan Group Co.
Ltd., Class H Reg. S (a)(b) 1,516,800 700,696
SooChow Securities Co. Ltd.,
Class A 1,610,150 2,217,312
9,464,408
Chemicals 0.0%
†
Ningxia Baofeng Energy Group
Co. Ltd., Class A 58,900 147,149
Zhejiang Longsheng Group Co.
Ltd., Class A 97,000 135,949
283,098
Construction & Engineering 0.2%
Sinopec Engineering Group Co.
Ltd., Class H 1,021,500 887,034
Consumer Staples Distribution & Retail 0.1%
JD Health International, Inc. Reg.
S *(b) 56,500 483,275
Electrical Equipment 0.6%
GEM Co. Ltd., Class A 348,100 411,647
Goldwind Science & Technology
Co. Ltd., Class H 516,200 933,560
Harbin Electric Co. Ltd., Class H 390,000 590,242
Sun King Technology Group Ltd. * 970,000 241,817
Sungrow Power Supply Co. Ltd.,
Class A 10,800 245,885
TBEA Co. Ltd., Class A 546,610 1,361,900
3,785,051
Electronic Equipment, Instruments & Components 0.5%
AAC Technologies Holdings, Inc. 183,000 1,077,579
FIH Mobile Ltd. *(a) 95,700 216,215
Q Technology Group Co. Ltd. Reg.
S 421,000 910,546
Sunny Optical Technology Group
Co. Ltd. 41,500 484,732
2,689,072
Entertainment 1.0%
NetEase Cloud Music, Inc. Reg.
S *(b) 28,700 958,155
NetEase, Inc. 133,200 4,049,782
Tencent Music Entertainment
Group, ADR 34,400 802,896
5,810,833
Financial Services 0.1%
China Development Bank
Financial Leasing Co. Ltd.,
Class H Reg. S (b) 1,394,000 318,858
Far East Horizon Ltd. 280,000 247,189
566,047
Hotels, Restaurants & Leisure 0.2%
Meituan , Class B Reg. S *(b) 32,260 431,669
Common Stocks
Shares Value ($)
CHINA
Hotels, Restaurants & Leisure
Tongcheng Travel Holdings Ltd.
Reg. S 25,600 75,430
Trip.com Group Ltd. 9,800 742,932
1,250,031
Household Durables 0.1%
TCL Electronics Holdings Ltd. 616,000 832,356
Independent Power and Renewable Electricity Producers 0.1%
Huaneng Power International, Inc.,
Class H 510,000 354,928
Industrial Conglomerates 0.1%
CITIC Ltd. 263,000 386,500
Fosun International Ltd. 258,000 182,678
569,178
Insurance 0.4%
PICC Property & Casualty Co.
Ltd., Class H 938,000 2,121,227
Interactive Media & Services 6.9%
Kuaishou Technology Reg. S (b) 232,700 2,533,771
Meitu , Inc. Reg. S *(b) 172,500 205,768
Newborn Town, Inc. Reg. S * 140,000 235,183
Tencent Holdings Ltd. 426,900 36,370,084
Weibo Corp., Class A 31,820 404,116
39,748,922
Life Sciences Tools & Services 0.3%
WuXi AppTec Co. Ltd., Class A 96,000 1,502,072
WuXi AppTec Co. Ltd., Class H
Reg. S (a)(b) 21,800 333,315
1,835,387
Machinery 0.8%
Lonking Holdings Ltd. 3,229,000 1,237,662
Sany Heavy Equipment
International Holdings Co. Ltd. 1,298,000 1,356,060
Sany Heavy Industry Co. Ltd.,
Class A 493,600 1,609,020
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 49,600 272,513
4,475,255
Metals & Mining 3.1%
China Gold International
Resources Corp. Ltd. 64,400 1,152,087
China Hongqiao Group Ltd. (a) 466,500 1,586,360
China Nonferrous Mining Corp.
Ltd. 809,000 1,560,602
China Oriental Group Co. Ltd. 1,604,000 286,552
CMOC Group Ltd., Class A 211,700 467,234
CMOC Group Ltd., Class H 1,086,000 2,195,415
Henan Shenhuo Coal Industry &
Electricity Power Co. Ltd., Class
A 254,900 713,849
Zhaojin Mining Industry Co. Ltd.,
Class H (a) 100,000 403,877
Zijin Mining Group Co. Ltd., Class
A 1,615,250 6,659,953
Zijin Mining Group Co. Ltd., Class
H 800,000 3,355,839
18,381,768
Oil, Gas & Consumable Fuels 0.1%
PetroChina Co. Ltd., Class H 416,000 378,513

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Pharmaceuticals 1.6%
Consun Pharmaceutical Group
Ltd. 648,000 1,422,258
CSPC Pharmaceutical Group Ltd. 1,956,000 2,359,313
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (b) 292,000 1,355,371
Livzon Pharmaceutical Group,
Inc., Class H 515,800 2,293,060
Shanghai Allist Pharmaceuticals
Co. Ltd., Class A 29,222 452,964
Simcere Pharmaceutical Group
Ltd. Reg. S (b) 423,000 686,081
Yunnan Baiyao Group Co. Ltd.,
Class A 117,100 933,648
9,502,695
Semiconductors & Semiconductor Equipment 0.0%
†
Piotech , Inc., Class A 7,380 269,077
Software 0.0%
†
Linklogis , Inc., Class B Reg. S (b) 609,000 269,037
Specialty Retail 0.3%
Pop Mart International Group Ltd.
Reg. S (b) 49,400 1,689,237
Technology Hardware, Storage & Peripherals 1.9%
Lenovo Group Ltd. 284,000 422,261
Xiaomi Corp., Class B Reg. S *(b) 1,572,800 10,951,197
11,373,458
Tobacco 0.1%
Smoore International Holdings Ltd.
Reg. S (b) 221,000 501,046
Transportation Infrastructure 0.0%
†
Qingdao Port International Co.
Ltd., Class H Reg. S (b) 239,000 221,940
174,339,992
COLOMBIA 0.0%
†
Banks 0.0%
†
Grupo Cibest SA, ADR 4,342 225,523
CZECH REPUBLIC 0.2%
Banks 0.2%
Komercni Banka A/S 17,714 889,063
Moneta Money Bank A/S Reg. S
(b) 70,552 562,802
1,451,865
GREECE 0.3%
Banks 0.0%
†
National Bank of Greece SA 19,772 287,986
Hotels, Restaurants & Leisure 0.3%
OPAP SA 62,158 1,450,603
1,738,589
HONG KONG 1.2%
Electronic Equipment, Instruments & Components 0.2%
Wasion Holdings Ltd. 888,000 1,447,954
Food Products 0.0%
†
WH Group Ltd. Reg. S (b) 106,500 115,757
Pharmaceuticals 1.0%
Sino Biopharmaceutical Ltd. 5,099,000 5,341,095
6,904,806
Common Stocks
Shares Value ($)
HUNGARY 0.1%
Banks 0.0%
†
OTP Bank Nyrt . 1,170 101,331
Diversified Telecommunication Services 0.1%
Magyar Telekom
Telecommunications plc 51,000 272,348
373,679
INDIA 14.8%
Aerospace & Defense 0.1%
Garden Reach Shipbuilders &
Engineers Ltd. 17,717 504,696
Automobile Components 0.3%
Bosch Ltd. 1,486 638,655
Minda Corp. Ltd. 31,660 203,091
Samvardhana Motherson
International Ltd. 613,759 730,671
1,572,417
Automobiles 1.1%
Eicher Motors Ltd. 17,781 1,403,163
Hero MotoCorp Ltd. 7,808 481,380
Maruti Suzuki India Ltd. 8,597 1,553,193
Tata Motors Ltd. 314,799 2,412,255
TVS Motor Co. Ltd. 10,420 403,876
6,253,867
Banks 2.9%
Bank of India 134,728 187,296
HDFC Bank Ltd. 709,523 7,601,789
ICICI Bank Ltd., ADR 201,080 6,078,648
State Bank of India 208,053 2,044,593
UCO Bank 431,069 148,084
16,060,410
Capital Markets 0.3%
360 ONE WAM Ltd. 39,095 451,947
Edelweiss Financial Services Ltd. 71,308 86,254
HDFC Asset Management Co. Ltd.
Reg. S (b) 8,978 558,982
IIFL Capital Services Ltd. 26,340 83,034
JM Financial Ltd. 342,725 616,602
Motilal Oswal Financial Services
Ltd. 21,049 211,858
2,008,677
Chemicals 0.7%
Chambal Fertilisers and Chemicals
Ltd. 212,467 1,222,443
Coromandel International Ltd. 50,714 1,285,750
Solar Industries India Ltd. 9,077 1,362,543
UPL Ltd. 44,570 329,249
4,199,985
Construction & Engineering 1.2%
Engineers India Ltd. 42,614 92,693
Larsen & Toubro Ltd. 174,241 7,181,321
7,274,014
Construction Materials 0.0%
†
Ramco Cements Ltd. (The) 12,360 137,494
Consumer Finance 0.4%
Muthoot Finance Ltd. 60,918 2,111,328
Diversified Telecommunication Services 0.2%
Indus Towers Ltd. * 320,453 1,237,875
Electric Utilities 0.2%
Power Grid Corp. of India Ltd. 303,977 961,039

4 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDIA
Electrical Equipment 0.6%
GE Vernova T&D India Ltd. 23,643 788,421
Graphite India Ltd. 46,445 290,711
Hitachi Energy India Ltd. 4,678 948,371
Polycab India Ltd. 15,086 1,240,796
3,268,299
Electronic Equipment, Instruments & Components 0.1%
Kaynes Technology India Ltd. * 6,545 519,928
Financial Services 0.3%
Aditya Birla Capital Ltd. * 191,271 630,008
Power Finance Corp. Ltd. 239,941 1,108,874
1,738,882
Food Products 0.0%
†
Avanti Feeds Ltd. 40,407 291,676
Household Durables 0.1%
Dixon Technologies India Ltd. Reg.
S 3,314 609,522
Independent Power and Renewable Electricity Producers 0.3%
NTPC Ltd. 453,899 1,740,586
Industrial Conglomerates 0.0%
†
Apar Industries Ltd. 1,155 106,509
Interactive Media & Services 0.0%
†
Info Edge India Ltd. 13,936 205,560
IT Services 1.0%
HCL Technologies Ltd. 17,454 272,354
Infosys Ltd., ADR (a) 241,337 3,926,553
Wipro Ltd. 700,188 1,885,076
6,083,983
Life Sciences Tools & Services 0.0%
†
Syngene International Ltd. Reg.
S (b) 22,819 160,128
Machinery 0.7%
BEML Ltd. 3,179 149,536
Cochin Shipyard Ltd. Reg. S (b) 38,488 775,907
Cummins India Ltd. 55,225 2,440,195
Force Motors Ltd. 764 144,650
Jamna Auto Industries Ltd. 346,210 392,409
3,902,697
Metals & Mining 1.4%
Hindalco Industries Ltd. 600,255 5,152,295
Hindustan Zinc Ltd. 512,239 2,783,996
7,936,291
Oil, Gas & Consumable Fuels 0.9%
Bharat Petroleum Corp. Ltd. 113,905 435,808
Coal India Ltd. 197,434 867,254
Petronet LNG Ltd. 54,677 171,763
Reliance Industries Ltd. 238,421 3,663,400
5,138,225
Pharmaceuticals 0.6%
Ajanta Pharma Ltd. 17,570 476,214
JB Chemicals & Pharmaceuticals
Ltd. 21,442 414,270
Lupin Ltd. 47,217 1,018,841
Zydus Lifesciences Ltd. 144,037 1,593,292
3,502,617
Real Estate Management & Development 0.1%
DLF Ltd. 54,409 437,048
Common Stocks
Shares Value ($)
INDIA
Specialty Retail 0.0%
†
FSN E-Commerce Ventures Ltd. * 68,780 180,049
Tobacco 0.2%
ITC Ltd. 298,910 1,351,914
Transportation Infrastructure 0.0%
†
Gujarat Pipavav Port Ltd. 53,198 94,691
Wireless Telecommunication Services 1.1%
Bharti Airtel Ltd. 314,844 6,670,099
86,260,506
INDONESIA 1.1%
Banks 0.3%
Bank Central Asia Tbk . PT 2,817,400 1,290,148
Bank CIMB Niaga Tbk . PT 3,918,000 398,251
1,688,399
Broadline Retail 0.0%
†
GoTo Gojek Tokopedia Tbk . PT,
Class A * 76,788,800 249,610
Chemicals 0.1%
Chandra Asri Pacific Tbk . PT 1,334,700 619,076
Food Products 0.1%
Bumitama Agri Ltd. 457,900 401,176
Independent Power and Renewable Electricity Producers 0.1%
Pertamina Geothermal Energy PT 4,245,900 357,712
Media 0.2%
Elang Mahkota Teknologi Tbk . PT 10,239,400 772,304
Surya Citra Media Tbk . PT 18,497,500 374,060
1,146,364
Metals & Mining 0.3%
Aneka Tambang Tbk . 11,397,400 2,168,857
6,631,194
MAURITIUS 0.0%
†
Real Estate Management & Development 0.0%
†
Lighthouse Properties plc 292,426 132,951
MEXICO 1.9%
Banks 0.5%
Grupo Financiero Banorte SAB de
CV, Class O 341,204 3,437,099
Beverages 0.1%
Arca Continental SAB de CV (a) 28,004 293,626
Construction Materials 0.1%
Cemex SAB de CV, ADR 52,250 469,728
Diversified REITs 0.1%
Fibra Uno Administracion SA de
CV 282,700 416,637
Metals & Mining 0.8%
Grupo Mexico SAB de CV
Series B
427,905 3,731,946
Industrias Penoles SAB de CV *(a) 28,900 1,291,651
5,023,597
Pharmaceuticals 0.1%
Genomma Lab Internacional SAB
de CV, Class B (a) 301,700 316,963
Transportation Infrastructure 0.2%
Grupo Aeroportuario del Sureste
SAB de CV, ADR 198 64,019

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
MEXICO
Transportation Infrastructure
Promotora y Operadora de
Infraestructura SAB de CV (a) 77,026 1,050,819
1,114,838
11,072,488
PHILIPPINES 0.5%
Banks 0.2%
Metropolitan Bank & Trust Co. 980,600 1,147,091
Transportation Infrastructure 0.3%
International Container Terminal
Services, Inc. 214,200 1,735,365
2,882,456
POLAND 1.2%
Banks 0.3%
Alior Bank SA 10,625 299,898
Bank Polska Kasa Opieki SA 4,841 232,662
Powszechna Kasa Oszczednosci
Bank Polski SA 40,932 793,647
Santander Bank Polska SA 1,232 160,247
1,486,454
Electric Utilities 0.1%
PGE Polska Grupa Energetyczna
SA * 293,041 866,103
Insurance 0.1%
Powszechny Zaklad Ubezpieczen
SA 44,805 670,068
Oil, Gas & Consumable Fuels 0.7%
ORLEN SA 160,323 3,816,379
6,839,004
QATAR 0.5%
Banks 0.2%
Al Rayan Bank 116,021 75,725
Qatar International Islamic Bank
QSC 262,196 782,275
Qatar National Bank QPSC 73,236 374,081
1,232,081
Diversified Telecommunication Services 0.2%
Ooredoo QPSC 254,394 955,679
Wireless Telecommunication Services 0.1%
Vodafone Qatar PQSC 893,232 601,277
2,789,037
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC *^∞ 819,980 0
VTB Bank PJSC *^∞ 109,749 0
0
Chemicals 0.0%
†
PhosAgro PJSC Reg. S *^∞ 7,500 0
PhosAgro PJSC, GDR Reg. S *^∞ 48 0
0
0
SAUDI ARABIA 3.9%
Banks 2.8%
Al Rajhi Bank 157,744 4,503,513
Alinma Bank 21,457 153,599
Arab National Bank 463,753 3,062,071
Banque Saudi Fransi 114,414 545,485
Common Stocks
Shares Value ($)
SAUDI ARABIA
Banks
Riyad Bank 570,871 4,150,417
Saudi Awwal Bank 267,638 2,293,953
Saudi National Bank (The) 121,562 1,272,646
15,981,684
Chemicals 0.1%
SABIC Agri-Nutrients Co. 17,451 555,448
Construction & Engineering 0.2%
Al Babtain Power &
Telecommunication Co. 59,768 921,902
Electrical Equipment 0.1%
Riyadh Cables Group Co. 23,799 807,865
Metals & Mining 0.1%
Arabian Pipes Co. 165,527 276,664
Saudi Arabian Mining Co. * 28,056 479,200
755,864
Real Estate Management & Development 0.1%
Arabian Centres Co. Reg. S (b) 68,756 415,572
Specialty Retail 0.1%
Aldrees Petroleum and Transport
Services Co. 20,366 681,682
Wireless Telecommunication Services 0.4%
Etihad Etisalat Co. 140,177 2,532,556
22,652,573
SOUTH AFRICA 3.3%
Broadline Retail 1.5%
Naspers Ltd., Class N 24,338 8,846,751
Financial Services 0.5%
FirstRand Ltd. 671,994 3,023,673
Insurance 0.1%
Momentum Group Ltd. 253,743 482,391
Metals & Mining 1.2%
DRDGOLD Ltd. 166,381 465,818
Gold Fields Ltd., ADR 71,048 2,981,174
Harmony Gold Mining Co. Ltd.,
ADR 168,437 3,057,132
Northam Platinum Holdings Ltd. 20,261 329,832
6,833,956
Oil, Gas & Consumable Fuels 0.0%
†
Exxaro Resources Ltd. 14,357 149,994
19,336,765
SOUTH KOREA 11.6%
Aerospace & Defense 0.1%
LIG Nex1 Co. Ltd. 1,062 387,833
Air Freight & Logistics 0.2%
Hyundai Glovis Co. Ltd. 9,001 1,064,396
Banks 1.8%
Hana Financial Group, Inc. 56,303 3,517,288
iM Financial Group Co. Ltd. 33,286 325,598
KB Financial Group, Inc. 49,336 4,074,544
Shinhan Financial Group Co. Ltd. 53,604 2,695,795
10,613,225
Broadline Retail 0.1%
Hyundai Department Store Co.
Ltd. 10,871 682,857

6 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
SOUTH KOREA
Capital Markets 0.9%
Daou Technology, Inc. 27,491 724,335
Korea Investment Holdings Co.
Ltd. 7,304 761,566
Korea Investment Holdings Co.
Ltd. (Preference) 2,056 154,862
Mirae Asset Securities Co. Ltd. 112,228 1,721,685
Mirae Asset Securities Co. Ltd.
(Preference) 103,004 705,313
Samsung Securities Co. Ltd. 17,408 894,893
4,962,654
Electric Utilities 0.2%
Korea Electric Power Corp. 41,789 1,077,492
Financial Services 0.1%
Meritz Financial Group, Inc. 5,539 447,652
Hotels, Restaurants & Leisure 0.0%
†
Kangwon Land, Inc. 15,775 206,757
Interactive Media & Services 0.7%
Kakao Corp. 11,312 483,489
NAVER Corp. 17,834 3,404,663
3,888,152
IT Services 0.0%
†
Cafe24 Corp. * 3,099 91,664
Machinery 2.1%
Hanwha Engine * 22,890 733,655
HD Hyundai Heavy Industries Co.
Ltd. 4,489 1,651,069
HD HYUNDAI MIPO 9,690 1,407,142
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 19,899 5,853,748
Samsung Heavy Industries Co.
Ltd. * 145,582 2,277,557
SNT Energy Co. Ltd. 4,944 192,561
12,115,732
Semiconductors & Semiconductor Equipment 1.9%
DB HiTek Co. Ltd. 4,628 188,428
LEENO Industrial, Inc. 4,523 167,004
SK Hynix, Inc. 42,710 10,678,901
WONIK IPS Co. Ltd. 4,582 154,513
11,188,846
Technology Hardware, Storage & Peripherals 3.5%
Samsung Electronics Co. Ltd. 317,220 19,066,946
Samsung Electronics Co. Ltd.
(Preference) 44,184 2,100,564
21,167,510
67,894,770
TAIWAN 20.0%
Communications Equipment 0.0%
†
Arcadyan Technology Corp. 18,000 129,926
Senao Networks, Inc. 27,000 140,505
270,431
Construction & Engineering 0.5%
Acter Group Corp. Ltd. 26,000 663,807
United Integrated Services Co.
Ltd. 49,000 1,449,749
Yankey Engineering Co. Ltd. 60,000 875,868
2,989,424
Electrical Equipment 0.2%
Advanced Energy Solution Holding
Co. Ltd. 13,000 497,285
Common Stocks
Shares Value ($)
TAIWAN
Electrical Equipment
Hong TAI Electric Industrial 264,000 332,838
HUA ENG Wire & Cable Co. Ltd. 108,000 112,964
943,087
Electronic Equipment, Instruments & Components 3.5%
Alltop Technology Co. Ltd. 54,000 446,930
Argosy Research, Inc. 29,000 166,622
Asia Optical Co., Inc. 79,000 413,802
Channel Well Technology Co. Ltd. 183,000 485,025
Chroma ATE, Inc. 129,000 2,462,198
Chunghwa Precision Test Tech Co.
Ltd. 20,000 1,255,391
Compeq Manufacturing Co. Ltd. 496,000 1,199,711
Delta Electronics, Inc. 35,000 981,107
Dynamic Holding Co. Ltd. 128,000 378,213
Dynapack International Technology
Corp. 119,000 1,465,246
Eson Precision Ind Co. Ltd. 123,000 321,851
Global Brands Manufacture Ltd. 119,000 470,590
Hannstar Board Corp. 33,000 99,639
Hon Hai Precision Industry Co.
Ltd. 336,000 2,394,036
Ichia Technologies, Inc. 130,000 220,708
ITEQ Corp. 367,000 1,276,433
Lelon Electronics Corp. 308,000 882,069
New Era Electronics Co. Ltd. 174,000 302,849
Simplo Technology Co. Ltd. 72,000 875,615
Sinbon Electronics Co. Ltd. 35,000 264,774
Stark Technology, Inc. 52,000 304,202
Test Research, Inc. 56,000 329,656
Tripod Technology Corp. 217,000 2,130,019
Unitech Printed Circuit Board
Corp. 377,000 331,761
Zhen Ding Technology Holding
Ltd. 153,000 838,991
20,297,438
Financial Services 0.3%
Yuanta Financial Holding Co. Ltd. 1,365,130 1,559,061
Semiconductors & Semiconductor Equipment 14.4%
ADATA Technology Co. Ltd. 46,000 237,215
Alchip Technologies Ltd. 7,000 801,204
Ardentec Corp. 167,000 469,067
ASE Technology Holding Co. Ltd. 183,000 992,765
Genesys Logic, Inc. 26,000 99,799
Himax Technologies, Inc., ADR (a) 52,100 460,043
King Yuan Electronics Co. Ltd. 275,000 1,487,982
Marketech International Corp. 33,000 265,577
MediaTek, Inc. 175,000 7,585,850
MPI Corp. 7,000 396,666
Realtek Semiconductor Corp. 6,000 108,491
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,637,000 71,216,625
ZillTek Technology Corp. 20,000 139,776
84,261,060
Technology Hardware, Storage & Peripherals 1.1%
Asustek Computer, Inc. 278,000 6,107,519
Forcecon Tech Co. Ltd. 35,000 123,262
6,230,781
116,551,282

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
THAILAND 1.3%
Banks 0.5%
Krung Thai Bank PCL 1,010,000 773,334
SCB X PCL 526,300 2,070,768
2,844,102
Consumer Finance 0.0%
†
Muangthai Capital PCL 86,600 108,782
Electronic Equipment, Instruments & Components 0.1%
Hana Microelectronics PCL 702,700 495,838
Food Products 0.5%
Charoen Pokphand Foods PCL 3,898,000 2,683,351
Real Estate Management & Development 0.1%
Land & Houses PCL 4,641,700 618,949
Specialty Retail 0.1%
Com7 PCL, Class F 868,600 690,363
7,441,385
TURKEY 0.9%
Capital Markets 0.1%
Is Yatirim Menkul Degerler A/S 342,605 357,931
Construction & Engineering 0.2%
Enka Insaat ve Sanayi A/S 638,181 1,080,971
Diversified REITs 0.1%
Torunlar Gayrimenkul Yatirim
Ortakligi A/S 163,099 293,314
Machinery 0.1%
Otokar Otomotiv ve Savunma
Sanayi AS * 48,000 591,674
Metals & Mining 0.2%
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret A/S * 38,898 398,724
Kocaer Celik Sanayi ve Ticaret A/S 739,298 249,199
Koza Anadolu Metal Madencilik
Isletmeleri A/S * 284,332 615,683
1,263,606
Oil, Gas & Consumable Fuels 0.1%
Turkiye Petrol Rafinerileri A/S 287,739 1,294,367
Wireless Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri A/S 167,861 395,190
5,277,053
UNITED ARAB EMIRATES 1.0%
Banks 0.7%
Abu Dhabi Commercial Bank
PJSC 586,070 2,327,054
Dubai Islamic Bank PJSC 219,203 571,384
Emirates NBD Bank PJSC 170,667 1,127,994
4,026,432
Chemicals 0.0%
†
Fertiglobe plc 358,575 240,218
Construction & Engineering 0.1%
NMDC Group PJSC 30,669 182,442
Orascom Construction plc Reg. S 17,619 154,678
337,120
Industrial Conglomerates 0.1%
Dubai Investments PJSC 546,778 449,562
Interactive Media & Services 0.0%
†
Yalla Group Ltd., ADR * 19,000 142,690
Common Stocks
Shares Value ($)
UNITED ARAB EMIRATES
Real Estate Management & Development 0.1%
Emaar Properties PJSC 143,092 508,638
5,704,660
UNITED KINGDOM 0.5%
Metals & Mining 0.5%
Anglogold Ashanti plc 42,615 3,005,635
Total Common Stocks
(cost $432,776,260) 581,081,360
Repurchase Agreements 1.3%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025, due
10/1/2025, repurchase price
$2,941,475, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075; total
market value $2,999,953.(c) 2,941,130 2,941,130
CF Secured, LLC, 4.20%, dated
9/30/2025, due 10/1/2025,
repurchase price $500,058,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072; total
market value $510,059.(c) 500,000 500,000
Pershing LLC, 4.14%, dated
9/30/2025, due 10/1/2025,
repurchase price $4,000,460,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
10/20/2025 - 6/20/2075; total
market value $4,080,014.(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $7,441,130) 7,441,130
Total Investments
(cost $440,217,390) — 100.8% 588,522,490
Liabilities in excess of other assets — (0.8)% (4,883,685)
NET ASSETS — 100.0%
$583,638,805

8 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $9,838,911, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,441,130 and by
$2,803,604 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.00%, and maturity dates ranging from 10/9/2025 -
5/15/2055, a total value of $10,244,734.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2025 was $35,060,928 which represents 6.01% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$7,441,130.
ADR American Depositary Receipt
AS Stock Corp.
GDR Global Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 3 12/2025 USD 203,955 2,092
Net contracts 2,092
Currency:
USD United States Dollar

10 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 4,777,061 $ 892,529 $ – $ 5,669,590
Air Freight & Logistics – 1,064,396 – 1,064,396
Automobile Components 468,760 3,343,313 – 3,812,073
Automobiles – 18,453,809 – 18,453,809
Banks 24,958,935 58,936,816 – 83,895,751
Beverages 293,626 – – 293,626
Biotechnology – 4,649,043 – 4,649,043
Broadline Retail 4,580,161 33,292,116 – 37,872,277
Building Products – 234,422 – 234,422
Capital Markets – 16,793,670 – 16,793,670
Chemicals – 5,897,826 – 5,897,826
Communications Equipment – 270,431 – 270,431
Construction & Engineering – 13,490,465 – 13,490,465
Construction Materials 469,728 137,494 – 607,222
Consumer Finance – 2,220,111 – 2,220,111
Consumer Staples Distribution & Retail 191,736 483,275 – 675,011
Diversified Consumer Services 913,942 – – 913,942
Diversified REITs 416,636 293,314 – 709,950
Diversified Telecommunication Services – 2,465,902 – 2,465,902
Electric Utilities 2,222,767 2,904,634 – 5,127,401
Electrical Equipment – 9,213,013 – 9,213,013
Electronic Equipment, Instruments &
Components – 25,450,229 – 25,450,229
Entertainment 802,896 5,007,937 – 5,810,833
Financial Services – 7,335,316 – 7,335,316
Food Products – 3,491,961 – 3,491,961
Health Care Providers & Services 1,914,937 – – 1,914,937
Hotels, Restaurants & Leisure – 2,907,392 – 2,907,392
Household Durables 978,853 1,441,878 – 2,420,731
Independent Power and Renewable
Electricity Producers – 2,453,226 – 2,453,226
Industrial Conglomerates 476,856 1,125,249 – 1,602,105
Insurance – 3,273,687 – 3,273,687
Interactive Media & Services 142,690 43,842,633 – 43,985,323
IT Services 3,926,553 2,249,094 – 6,175,647
Life Sciences Tools & Services – 1,995,515 – 1,995,515
Machinery – 21,085,357 – 21,085,357
Media – 1,146,364 – 1,146,364
Metals & Mining 11,122,719 35,044,265 – 46,166,984
Oil, Gas & Consumable Fuels 3,376,974 10,777,477 – 14,154,451
Pharmaceuticals 316,963 18,346,407 – 18,663,370
Real Estate Management & Development 252,612 2,113,158 – 2,365,770
Semiconductors & Semiconductor
Equipment 460,043 95,258,941 – 95,718,984
Software – 269,037 – 269,037
Specialty Retail 912,326 3,241,332 – 4,153,658
Technology Hardware, Storage &
Peripherals – 38,771,747 – 38,771,747
Tobacco – 1,852,960 – 1,852,960
Transportation Infrastructure 1,114,838 2,051,997 – 3,166,835
Wireless Telecommunication Services 219,888 10,199,122 – 10,419,010
Total Common Stocks $ 65,312,500 $ 515,768,860 $ – $ 581,081,360
Futures Contracts 2,092 – – 2,092
Repurchase Agreements – 7,441,130 – 7,441,130
Total $ 65,314,592 $ 523,209,990 $ – $ 588,524,582
As of September 30, 2025, the Fund held four common stock investments that were categorized as Level 3 investments which were valued at $0.

12 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 2,092
Total $ 2,092
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 97.6%
Shares Value ($)
AUSTRALIA 7.0%
Banks 1.5%
Bendigo & Adelaide Bank Ltd. 26,034 224,826
Commonwealth Bank of Australia 93,224 10,307,740
Westpac Banking Corp. 36,924 949,977
11,482,543
Broadline Retail 0.5%
Wesfarmers Ltd. 56,903 3,471,507
Capital Markets 0.2%
HUB24 Ltd. 8,257 552,385
Macquarie Group Ltd. 8,901 1,294,585
1,846,970
Chemicals 0.1%
Orica Ltd. 60,965 854,785
Commercial Services & Supplies 0.3%
Brambles Ltd. 128,206 2,114,047
Diversified Telecommunication Services 0.4%
Telstra Group Ltd. 1,030,058 3,287,531
Electronic Equipment, Instruments & Components 0.1%
Codan Ltd. 22,006 430,344
Financial Services 0.1%
Challenger Ltd. 122,819 704,698
Health Care Technology 0.5%
Pro Medicus Ltd. 18,709 3,829,173
Insurance 0.3%
QBE Insurance Group Ltd. 20,303 276,956
Suncorp Group Ltd. 127,480 1,715,296
1,992,252
Interactive Media & Services 0.1%
CAR Group Ltd. 24,063 586,816
Metals & Mining 2.6%
BHP Group Ltd. 98,849 2,761,979
Capricorn Metals Ltd. * 27,722 244,288
Develop Global Ltd. * 68,243 191,701
Evolution Mining Ltd. 311,214 2,242,043
Glencore plc 793,700 3,667,887
Northern Star Resources Ltd. (a) 192,252 3,032,029
Perenti Ltd. 246,562 458,647
Perseus Mining Ltd. 228,697 745,625
Ramelius Resources Ltd. (a) 139,134 359,189
Regis Resources Ltd. 145,852 583,017
Rio Tinto plc, ADR 77,690 5,128,316
Sandfire Resources Ltd. * 97,764 925,848
20,340,569
Passenger Airlines 0.2%
Qantas Airways Ltd. 178,702 1,295,771
Specialty Retail 0.1%
JB Hi-Fi Ltd. 4,221 323,433
Nick Scali Ltd. (a) 18,912 291,621
615,054
52,852,060
AUSTRIA 0.4%
Banks 0.4%
BAWAG Group AG Reg. S (b) 14,275 1,886,414
Raiffeisen Bank International AG 20,111 697,399
2,583,813
Common Stocks
Shares Value ($)
AUSTRIA
Construction & Engineering 0.0%
†
Porr Ag 3,996 133,901
2,717,714
BELGIUM 0.7%
Banks 0.2%
KBC Ancora 22,510 1,790,620
Pharmaceuticals 0.5%
UCB SA 12,156 3,363,189
5,153,809
CHINA 1.5%
Automobile Components 0.2%
Nexteer Automotive Group Ltd. 1,050,000 1,148,759
Broadline Retail 0.9%
Prosus NV 92,297 6,545,585
Electronic Equipment, Instruments & Components 0.1%
AAC Technologies Holdings, Inc. 122,000 718,386
Industrial Conglomerates 0.0%
†
Fosun International Ltd. 340,000 240,739
Machinery 0.1%
Yangzijiang Shipbuilding Holdings
Ltd. 380,100 995,982
Technology Hardware, Storage & Peripherals 0.2%
Lenovo Group Ltd. 910,000 1,353,019
11,002,470
DENMARK 1.4%
Banks 0.6%
Danske Bank A/S 48,985 2,093,203
Ringkjoebing Landbobank A/S 5,391 1,250,328
Sydbank A/S 10,518 844,922
4,188,453
Electrical Equipment 0.1%
Vestas Wind Systems A/S 32,577 632,246
Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B 95,601 5,276,766
Tobacco 0.0%
†
Scandinavian Tobacco Group A/S,
Class A Reg. S (b) 14,155 195,671
10,293,136
FINLAND 2.0%
Banks 1.2%
Nordea Bank Abp 537,415 8,846,663
Communications Equipment 0.3%
Nokia OYJ 418,397 2,004,802
Machinery 0.5%
Konecranes OYJ 3,949 327,124
Wartsila OYJ Abp 120,201 3,599,649
3,926,773
14,778,238
FRANCE 11.2%
Aerospace & Defense 3.0%
Dassault Aviation SA 9,575 3,196,053
Safran SA 39,675 14,050,527
Thales SA 18,914 5,927,231
23,173,811

NVIT GS International Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
FRANCE
Automobile Components 0.4%
Cie Generale des Etablissements
Michelin SCA 4,214 151,364
Valeo SE 205,499 2,532,509
2,683,873
Chemicals 1.7%
Air Liquide SA 62,633 13,034,638
Diversified REITs 0.1%
Covivio SA 6,609 445,746
Electrical Equipment 0.8%
Legrand SA 34,110 5,689,933
Nexans SA 1,269 189,424
5,879,357
Food Products 0.7%
Danone SA 59,119 5,150,702
Health Care Equipment & Supplies 0.5%
EssilorLuxottica SA 12,093 3,944,444
Insurance 0.7%
AXA SA 112,865 5,404,074
Multi-Utilities 0.9%
Engie SA 302,038 6,478,886
Office REITs 0.1%
Gecina SA 9,213 923,481
Oil, Gas & Consumable Fuels 0.9%
Gaztransport Et Technigaz SA 1,690 312,532
TotalEnergies SE 100,248 6,117,227
6,429,759
Retail REITs 0.3%
Klepierre SA 34,200 1,332,162
Unibail-Rodamco-Westfield 11,463 1,208,831
2,540,993
Software 0.0%
†
Dassault Systemes SE 8,917 299,959
Textiles, Apparel & Luxury Goods 1.1%
Hermes International SCA 664 1,628,411
LVMH Moet Hennessy Louis
Vuitton SE 10,689 6,540,425
8,168,836
84,558,559
GEORGIA 0.2%
Banks 0.2%
Lion Finance Group plc 9,558 984,468
TBC Bank Group plc 9,516 584,562
1,569,030
GERMANY 10.1%
Aerospace & Defense 0.7%
MTU Aero Engines AG 8,044 3,691,971
Rheinmetall AG 621 1,445,600
5,137,571
Automobile Components 0.8%
Aumovio SE * 24,917 1,027,394
Continental AG 76,548 5,046,732
6,074,126
Automobiles 0.4%
Mercedes-Benz Group AG 42,974 2,700,175
Capital Markets 1.0%
Deutsche Bank AG (Registered) 217,388 7,645,843
Common Stocks
Shares Value ($)
GERMANY
Diversified Telecommunication Services 0.0%
†
Deutsche Telekom AG
(Registered) 7,233 246,432
Electrical Equipment 0.5%
Nordex SE *(a) 29,993 769,695
Siemens Energy AG * 25,626 2,996,393
3,766,088
Health Care Equipment & Supplies 0.1%
Siemens Healthineers AG Reg.
S (b) 12,886 697,125
Household Products 0.4%
Henkel AG & Co. KGaA 38,737 2,873,363
Industrial Conglomerates 1.4%
Siemens AG (Registered) 38,975 10,516,157
Insurance 1.8%
Allianz SE (Registered) 33,611 14,128,124
Hannover Rueck SE 305 91,986
14,220,110
Interactive Media & Services 0.1%
Scout24 SE Reg. S (b) 6,552 820,344
Machinery 0.2%
Knorr-Bremse AG 17,760 1,667,810
Multi-Utilities 0.7%
E.ON SE 262,575 4,936,989
Semiconductors & Semiconductor Equipment 0.9%
Infineon Technologies AG 167,713 6,546,124
Software 1.1%
Nemetschek SE 4,936 642,334
SAP SE 27,408 7,347,852
7,990,186
75,838,443
HONG KONG 1.8%
Automobile Components 0.1%
Johnson Electric Holdings Ltd. (a) 77,000 404,380
Capital Markets 0.4%
Hong Kong Exchanges & Clearing
Ltd. 51,600 2,932,816
Food Products 0.3%
WH Group Ltd. Reg. S (b) 2,113,500 2,297,213
Insurance 0.6%
AIA Group Ltd. 352,200 3,375,921
Prudential plc 128,505 1,808,906
5,184,827
Real Estate Management & Development 0.4%
Hongkong Land Holdings Ltd. 280,200 1,773,106
Swire Properties Ltd. 446,800 1,271,171
3,044,277
13,863,513
ISRAEL 0.1%
Capital Markets 0.1%
Plus500 Ltd. 14,220 616,151
ITALY 2.7%
Aerospace & Defense 0.1%
Avio SpA Reg. S (a) 8,103 509,060
Leonardo SpA 1,496 95,032
604,092

16 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
ITALY
Banks 1.6%
Banca Monte dei Paschi di Siena
SpA (a) 60,779 539,669
Credito Emiliano SpA 13,432 216,488
FinecoBank Banca Fineco SpA 88,054 1,907,471
Intesa Sanpaolo SpA 192,816 1,275,114
UniCredit SpA 94,158 7,148,822
11,087,564
Capital Markets 0.1%
Azimut Holding SpA 5,406 209,467
Banca Generali SpA 10,636 593,162
802,629
Diversified Telecommunication Services 0.0%
†
RAI Way SpA Reg. S (b) 33,029 233,888
Electric Utilities 0.2%
Enel SpA 167,293 1,586,679
Energy Equipment & Services 0.0%
†
Saipem SpA 114,047 329,206
Financial Services 0.5%
Banca Mediolanum SpA 189,842 3,808,981
Insurance 0.1%
Unipol Assicurazioni SpA 45,940 986,842
IT Services 0.0%
†
Reply SpA 1,488 211,826
Leisure Products 0.1%
Technogym SpA Reg. S (b) 32,883 557,862
20,209,569
IVORY COAST 0.2%
Metals & Mining 0.2%
Endeavour Mining plc 37,812 1,580,367
JAPAN 24.6%
Automobile Components 1.1%
GS Yuasa Corp. (a) 5,600 132,257
NOK Corp. 16,400 287,783
Sumitomo Electric Industries Ltd. 281,300 7,991,977
Toyota Boshoku Corp. 10,900 180,590
8,592,607
Automobiles 1.5%
Isuzu Motors Ltd. (a) 62,300 786,320
Toyota Motor Corp. 498,400 9,538,206
Yamaha Motor Co. Ltd. 97,700 734,191
11,058,717
Banks 1.6%
Chugin Financial Group, Inc. (a) 26,500 390,301
Iyogin Holdings, Inc. (a) 8,600 130,338
Mitsubishi UFJ Financial Group,
Inc. 280,400 4,441,920
Mizuho Financial Group, Inc. 51,900 1,737,090
Musashino Bank Ltd. (The) (a) 15,300 418,678
Nishi-Nippon Financial Holdings,
Inc. 10,600 179,560
Sumitomo Mitsui Financial Group,
Inc. 156,300 4,375,376
Sumitomo Mitsui Trust Group, Inc. 16,900 490,355
Yokohama Financial Group, Inc. 32,500 249,304
12,412,922
Broadline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd. (a) 49,600 915,120
Common Stocks
Shares Value ($)
JAPAN
Building Products 0.3%
AGC, Inc. 62,100 2,026,700
Capital Markets 1.0%
Daiwa Securities Group, Inc. (a) 423,900 3,439,789
IwaiCosmo Holdings, Inc. 39,900 732,492
Nomura Holdings, Inc. 384,700 2,817,034
SBI Holdings, Inc. 2,400 104,197
Tokai Tokyo Financial Holdings,
Inc. (a) 127,900 508,650
7,602,162
Chemicals 0.2%
Sakai Chemical Industry Co. Ltd.
(a) 21,200 407,661
Tosoh Corp. (a) 52,600 779,260
1,186,921
Commercial Services & Supplies 0.3%
Okamura Corp. (a) 25,700 407,839
TOPPAN Holdings, Inc. 30,900 794,362
TRE Holdings Corp. (a) 70,800 743,210
1,945,411
Construction & Engineering 0.4%
Chudenko Corp. (a) 25,100 668,154
Kinden Corp. 27,300 935,542
Nishimatsu Construction Co. Ltd.
(a) 21,400 758,689
Taikisha Ltd. 14,800 285,667
2,648,052
Construction Materials 0.2%
Sumitomo Osaka Cement Co. Ltd.
(a) 8,500 223,329
Taiheiyo Cement Corp. (a) 56,600 1,469,551
1,692,880
Consumer Finance 0.1%
Acom Co. Ltd. (a) 158,700 515,984
Credit Saison Co. Ltd. (a) 19,500 519,659
1,035,643
Consumer Staples Distribution & Retail 0.5%
Sugi Holdings Co. Ltd. 9,000 217,043
Tsuruha Holdings, Inc. (a) 219,500 3,514,569
3,731,612
Distributors 0.1%
PALTAC Corp. 16,000 500,764
Diversified Telecommunication Services 0.3%
NTT, Inc. 1,835,000 1,918,833
Electric Utilities 0.1%
Kyushu Electric Power Co., Inc. (a) 49,300 493,533
Electrical Equipment 1.0%
Fuji Electric Co. Ltd. (a) 58,900 4,025,997
Fujikura Ltd. 10,400 1,011,117
Idec Corp. (a) 20,100 328,717
Mabuchi Motor Co. Ltd. 39,600 692,701
Mitsubishi Electric Corp. 24,100 627,406
Nitto Kogyo Corp. (a) 9,100 222,512
Sinfonia Technology Co. Ltd. 4,700 288,610
7,197,060
Electronic Equipment, Instruments & Components 1.2%
Hosiden Corp. (a) 13,300 211,944
Ibiden Co. Ltd. (a) 7,500 453,493
Iriso Electronics Co. Ltd. (a) 28,600 569,799
Kyocera Corp. 222,300 3,020,291
Nippon Electric Glass Co. Ltd. (a) 22,800 747,528

NVIT GS International Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
Osaki Electric Co. Ltd. (a) 19,800 171,382
Sumida Corp. 33,000 242,061
TDK Corp. 180,900 2,616,915
V Technology Co. Ltd. (a) 13,700 319,664
Yokogawa Electric Corp. 18,300 525,252
8,878,329
Energy Equipment & Services 0.2%
Modec, Inc. (a) 28,200 1,573,182
Entertainment 0.4%
Konami Group Corp. (a) 21,000 3,030,174
Financial Services 0.0%
†
ORIX Corp. 11,600 302,916
Ground Transportation 0.4%
Kyushu Railway Co. 39,900 1,057,168
West Japan Railway Co. (a) 88,800 1,946,663
3,003,831
Health Care Equipment & Supplies 0.1%
Paramount Bed Holdings Co. Ltd. 16,800 412,372
Hotels, Restaurants & Leisure 0.1%
Heiwa Corp. (a) 78,500 1,116,174
Household Durables 0.6%
Panasonic Holdings Corp. 103,800 1,127,423
Sony Group Corp. 114,800 3,294,210
Token Corp. 1,200 120,842
4,542,475
Independent Power and Renewable Electricity Producers 0.3%
Electric Power Development Co.
Ltd. 124,300 2,333,388
Insurance 1.1%
Dai-ichi Life Holdings, Inc. 333,800 2,625,958
Japan Post Holdings Co. Ltd. (a) 583,300 5,790,897
Sony Financial Group, Inc. * 114,800 127,310
8,544,165
IT Services 0.2%
NEC Corp. 34,300 1,096,540
Nomura Research Institute Ltd. 20,500 786,291
1,882,831
Machinery 1.4%
Daifuku Co. Ltd. 21,900 700,533
Glory Ltd. 8,600 212,773
Kyokuto Kaihatsu Kogyo Co. Ltd.
(a) 11,100 204,008
Mitsubishi Heavy Industries Ltd. 98,000 2,560,741
Mitsui E&S Co. Ltd. (a) 31,700 956,452
Nabtesco Corp. 26,300 594,801
NGK Insulators Ltd. (a) 217,000 3,633,475
NTN Corp. (a) 121,000 279,396
Shinmaywa Industries Ltd. (a) 16,400 206,030
Takuma Co. Ltd. (a) 19,300 292,415
Tsugami Corp. (a) 17,700 284,836
Tsukishima Holdings Co. Ltd. (a) 29,400 583,261
10,508,721
Media 0.0%
†
Tv Tokyo Holdings Corp. 6,600 220,251
Metals & Mining 0.3%
JX Advanced Metals Corp. 163,500 2,163,044
Common Stocks
Shares Value ($)
JAPAN
Oil, Gas & Consumable Fuels 0.7%
ENEOS Holdings, Inc. 827,500 5,253,422
Passenger Airlines 0.2%
ANA Holdings, Inc. 87,900 1,701,159
Pharmaceuticals 1.9%
Astellas Pharma, Inc. 70,600 769,973
Chugai Pharmaceutical Co. Ltd. 19,000 840,470
Daiichi Sankyo Co. Ltd. 51,400 1,150,453
Hisamitsu Pharmaceutical Co.,
Inc. 11,100 309,103
Otsuka Holdings Co. Ltd. 10,600 566,294
Sawai Group Holdings Co. Ltd. (a) 17,800 241,012
Shionogi & Co. Ltd. 101,700 1,798,672
Takeda Pharmaceutical Co. Ltd. 310,900 9,076,336
14,752,313
Professional Services 0.0%
†
Tanseisha Co. Ltd. (a) 19,700 186,937
Real Estate Management & Development 1.4%
Daiwa House Industry Co. Ltd. 108,100 3,886,104
Heiwa Real Estate Co. Ltd. (a) 9,200 147,021
Mitsui Fudosan Co. Ltd. 329,500 3,599,525
Tokyu Fudosan Holdings Corp. 326,100 2,702,445
10,335,095
Semiconductors & Semiconductor Equipment 1.9%
Advantest Corp. (a) 43,900 4,389,139
Japan Material Co. Ltd. 114,100 1,404,934
Renesas Electronics Corp. 148,100 1,701,482
SCREEN Holdings Co. Ltd. (a) 21,200 1,919,525
Tazmo Co. Ltd. (a) 31,800 522,188
Tokyo Seimitsu Co. Ltd. 13,300 900,159
Ulvac, Inc. (a) 19,800 867,278
Yamaichi Electronics Co. Ltd. (a) 120,300 2,850,849
14,555,554
Software 0.0%
†
Cybozu, Inc. (a) 7,400 170,347
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 5,200 1,579,072
Sanrio Co. Ltd. (a) 14,000 655,651
2,234,723
Technology Hardware, Storage & Peripherals 0.4%
Canon, Inc. (a) 94,700 2,772,194
Ricoh Co. Ltd. 29,200 257,537
3,029,731
Tobacco 1.2%
Japan Tobacco, Inc. 276,900 9,101,018
Trading Companies & Distributors 0.6%
Inaba Denki Sangyo Co. Ltd. 7,200 204,669
Mitsubishi Corp. 129,100 3,077,465
Sumitomo Corp. 36,500 1,056,306
4,338,440
Wireless Telecommunication Services 0.9%
KDDI Corp. 250,900 4,020,304
SoftBank Corp. 1,039,900 1,529,513
SoftBank Group Corp. 11,600 1,473,317
7,023,134
186,152,663
NETHERLANDS 3.7%
Biotechnology 0.2%
Argenx SE * 1,886 1,385,421

18 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Capital Markets 0.0%
†
Van Lanschot Kempen NV, CVA
(a) 3,902 233,455
Construction & Engineering 0.1%
Fugro NV (a) 8,225 87,831
Koninklijke BAM Groep NV 57,666 547,429
635,260
Consumer Staples Distribution & Retail 0.7%
Koninklijke Ahold Delhaize NV 133,537 5,402,385
Financial Services 0.4%
Adyen NV Reg. S *(b) 617 990,192
EXOR NV 17,532 1,721,376
2,711,568
Professional Services 0.1%
Wolters Kluwer NV 6,330 864,093
Semiconductors & Semiconductor Equipment 2.2%
ASM International NV 1,804 1,084,405
ASML Holding NV (a) 16,329 15,920,151
17,004,556
28,236,738
NEW ZEALAND 0.3%
Food Products 0.0%
†
a2 Milk Co. Ltd. (The) (a) 31,371 179,307
Health Care Equipment & Supplies 0.3%
Fisher & Paykel Healthcare Corp.
Ltd. 81,561 1,750,823
1,930,130
NIGERIA 0.1%
Wireless Telecommunication Services 0.1%
Airtel Africa plc Reg. S (b) 311,512 1,023,329
NORWAY 0.2%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA 27,006 862,822
Food Products 0.0%
†
Orkla ASA 8,253 86,358
Marine Transportation 0.1%
Wallenius Wilhelmsen ASA 70,747 629,484
1,578,664
PORTUGAL 0.2%
Banks 0.2%
Banco Comercial Portugues SA,
Class R 1,587,988 1,408,637
SINGAPORE 1.1%
Aerospace & Defense 0.5%
Singapore Technologies
Engineering Ltd. 526,400 3,518,582
Banks 0.4%
Oversea-Chinese Banking Corp.
Ltd. 95,400 1,216,600
United Overseas Bank Ltd. 73,500 1,971,780
3,188,380
Diversified Telecommunication Services 0.2%
Singapore Telecommunications
Ltd. 498,800 1,595,754
8,302,716
Common Stocks
Shares Value ($)
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 62,835 2,365,734
SPAIN 2.9%
Banks 2.2%
Banco Bilbao Vizcaya Argentaria
SA (a) 367,580 7,071,688
Banco Santander SA 728,969 7,618,664
CaixaBank SA (a) 16,300 171,619
Unicaja Banco SA Reg. S (b) 537,025 1,473,019
16,334,990
Commercial Services & Supplies 0.0%
†
Befesa SA Reg. S (b) 5,266 178,114
Construction & Engineering 0.0%
†
Obrascon Huarte Lain SA * 239,634 124,415
Containers & Packaging 0.1%
Vidrala SA 5,011 529,855
Insurance 0.0%
†
Mapfre SA 21,961 104,384
Specialty Retail 0.4%
Industria de Diseno Textil SA (a) 47,902 2,646,401
Transportation Infrastructure 0.2%
Aena SME SA Reg. S (b) 59,892 1,640,975
21,559,134
SWEDEN 2.3%
Automobile Components 0.0%
†
Dometic Group AB (b) 35,869 187,810
Banks 0.2%
Svenska Handelsbanken AB,
Class A (a) 65,218 852,400
Swedbank AB, Class A 28,426 859,647
1,712,047
Commercial Services & Supplies 0.0%
†
Loomis AB, Class B 7,037 301,029
Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson,
Class B 479,028 3,973,529
Health Care Providers & Services 0.0%
†
Ambea AB Reg. S (b) 15,513 224,048
Hotels, Restaurants & Leisure 0.3%
Evolution AB Reg. S (b) 26,467 2,172,270
Machinery 0.9%
Atlas Copco AB, Class B 65,354 986,128
Epiroc AB, Class A (a) 43,741 923,729
Epiroc AB, Class B 57,798 1,093,854
Sandvik AB 60,334 1,689,595
SKF AB, Class B 60,376 1,506,600
6,199,906
Metals & Mining 0.3%
Boliden AB * 52,179 2,129,595
SSAB AB, Class A 27,410 164,030
2,293,625
17,064,264
SWITZERLAND 4.2%
Capital Markets 1.6%
UBS Group AG (Registered) 284,143 11,680,720

NVIT GS International Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
SWITZERLAND
Electrical Equipment 1.1%
ABB Ltd. (Registered) 113,750 8,198,385
Accelleron Industries AG 1,800 151,532
8,349,917
Health Care Equipment & Supplies 0.5%
Sonova Holding AG (Registered) 14,335 3,927,837
Machinery 0.6%
Burckhardt Compression Holding
AG 222 172,110
Schindler Holding AG (a) 8,711 3,311,694
Schindler Holding AG (Registered) 3,371 1,218,764
4,702,568
Professional Services 0.2%
SGS SA (Registered) 15,056 1,566,057
Software 0.0%
†
Temenos AG (Registered) 3,291 265,561
Textiles, Apparel & Luxury Goods 0.2%
Cie Financiere Richemont SA
(Registered) 7,093 1,360,997
31,853,657
UNITED KINGDOM 9.8%
Aerospace & Defense 1.2%
Babcock International Group plc 56,710 1,014,704
BAE Systems plc 133,660 3,703,699
Rolls-Royce Holdings plc 268,431 4,297,526
9,015,929
Banks 2.5%
HSBC Holdings plc 790,837 11,162,479
Lloyds Banking Group plc 4,872,880 5,489,054
NatWest Group plc 157,030 1,102,207
17,753,740
Broadline Retail 0.5%
Next plc 24,239 4,037,636
Capital Markets 0.1%
IG Group Holdings plc 32,799 475,624
Consumer Staples Distribution & Retail 0.6%
Tesco plc 699,740 4,194,420
Electronic Equipment, Instruments & Components 0.3%
Halma plc 52,779 2,449,772
Financial Services 0.0%
†
Paragon Banking Group plc 20,690 242,177
Hotels, Restaurants & Leisure 0.2%
InterContinental Hotels Group plc 10,826 1,312,107
Playtech plc 31,644 157,175
1,469,282
Industrial Conglomerates 0.2%
DCC plc (a) 16,336 1,054,118
Smiths Group plc 22,358 713,228
1,767,346
Insurance 0.4%
Beazley plc 190,379 2,329,054
Lancashire Holdings Ltd. 89,346 814,580
3,143,634
Machinery 0.0%
†
Rotork plc 39,523 181,265
Multi-Utilities 0.1%
National Grid plc 69,774 1,005,904
Common Stocks
Shares Value ($)
UNITED KINGDOM
Passenger Airlines 0.1%
easyJet plc 152,289 951,573
Pharmaceuticals 1.7%
AstraZeneca plc, ADR 165,462 12,694,245
Professional Services 0.2%
Intertek Group plc 16,450 1,051,574
RELX plc 15,123 722,308
1,773,882
Specialty Retail 0.2%
Kingfisher plc 272,064 1,136,176
Textiles, Apparel & Luxury Goods 0.0%
†
Burberry Group plc * 20,569 324,634
Tobacco 1.3%
Imperial Brands plc 238,154 10,116,714
Wireless Telecommunication Services 0.2%
Vodafone Group plc, ADR 105,403 1,222,675
73,956,628
UNITED STATES 8.6%
Construction Materials 0.9%
Holcim AG 76,908 6,545,422
Electrical Equipment 0.0%
†
Schneider Electric SE 921 260,003
Entertainment 0.4%
Spotify Technology SA * 3,803 2,654,494
Food Products 1.9%
Nestle SA (Registered) 158,834 14,590,203
Health Care Equipment & Supplies 0.1%
Alcon AG (a) 11,163 836,168
Hotels, Restaurants & Leisure 0.1%
Carnival plc, ADR * 19,208 507,860
Oil, Gas & Consumable Fuels 0.6%
BP plc, ADR 21,207 730,793
Shell plc 97,226 3,492,593
4,223,386
Pharmaceuticals 4.6%
GSK plc, ADR (a) 102,002 4,402,406
Novartis AG (Registered) 85,133 10,947,297
Roche Holding AG 30,266 9,961,486
Sanofi SA 107,658 10,176,288
35,487,477
65,105,013
Total Common Stocks
(cost $597,808,357) 735,570,366
Repurchase Agreements 4.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025, due
10/1/2025, repurchase price
$996,599, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075; total
market value $1,016,412.(c) 996,482 996,482

20 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.20%, dated
9/30/2025, due 10/1/2025,
repurchase price $8,000,933,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072; total
market value $8,160,952.(c) 8,000,000 8,000,000
Citi Global Market, Inc., 4.19%,
dated 9/30/2025, due
10/1/2025, repurchase price
$5,000,582, collateralized by
U.S. Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028; total
market value $5,100,001.(c) 5,000,000 5,000,000
MetLife, Inc., 4.20%, dated
9/30/2025, due 10/1/2025,
repurchase price $5,000,583,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $5,102,636.(c) 5,000,000 5,000,000
Pershing LLC, 4.14%,
dated 9/30/2025, due
10/1/2025, repurchase price
$16,001,840, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
10/20/2025 - 6/20/2075; total
market value $16,320,056.(c) 16,000,000 16,000,000
Total Repurchase Agreements
(cost $34,996,482) 34,996,482
Total Investments
(cost $632,804,839) — 102.2% 770,566,848
Liabilities in excess of other assets — (2.2)% (16,730,257)
NET ASSETS — 100.0%
$753,836,591
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $52,940,999, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $34,996,482 and by
$20,366,188 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/9/2025 -
5/15/2055, a total value of $55,362,670.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2025 was $14,578,274 which represents 1.93% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$34,996,482.
ADR American Depositary Receipt
BAM Build America Mutual
CVA Dutch Certification
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

NVIT GS International Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 21
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Hang Seng Index 3 10/2025 HKD 518,739 12,434
MSCI Singapore Index 5 10/2025 SGD 173,398 (412)
EURO STOXX 50 Index 98 12/2025 EUR 6,375,303 97,622
FTSE 100 Index 18 12/2025 GBP 2,277,386 17,633
SPI 200 Index 6 12/2025 AUD 880,690 (424)
TOPIX Index 14 12/2025 JPY 2,973,526 24,829
Net contracts 151,682
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SGD Singapore Dollar

22 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS International Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 23
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 42,312,806 $ – $ 42,312,806
Automobile Components 1,027,394 18,064,161 – 19,091,555
Automobiles – 13,758,892 – 13,758,892
Banks – 94,359,401 – 94,359,401
Biotechnology – 1,385,421 – 1,385,421
Broadline Retail – 14,969,848 – 14,969,848
Building Products – 2,026,700 – 2,026,700
Capital Markets – 33,836,371 – 33,836,371
Chemicals – 15,076,343 – 15,076,343
Commercial Services & Supplies – 4,538,601 – 4,538,601
Communications Equipment – 5,978,331 – 5,978,331
Construction & Engineering – 3,541,628 – 3,541,628
Construction Materials – 8,238,302 – 8,238,302
Consumer Finance – 1,035,643 – 1,035,643
Consumer Staples Distribution & Retail – 13,328,418 – 13,328,418
Containers & Packaging – 529,855 – 529,855
Distributors – 500,764 – 500,764
Diversified REITs – 445,746 – 445,746
Diversified Telecommunication Services – 7,282,438 – 7,282,438
Electric Utilities – 2,080,213 – 2,080,213
Electrical Equipment – 26,084,670 – 26,084,670
Electronic Equipment, Instruments &
Components – 12,476,831 – 12,476,831
Energy Equipment & Services – 1,902,389 – 1,902,389
Entertainment 2,654,494 3,030,174 – 5,684,668
Financial Services – 7,770,340 – 7,770,340
Food Products – 22,303,783 – 22,303,783
Ground Transportation – 3,003,831 – 3,003,831
Health Care Equipment & Supplies – 11,568,769 – 11,568,769
Health Care Providers & Services – 224,048 – 224,048
Health Care Technology – 3,829,173 – 3,829,173
Hotels, Restaurants & Leisure 507,860 4,757,726 – 5,265,586
Household Durables – 4,542,475 – 4,542,475
Household Products – 2,873,363 – 2,873,363
Independent Power and Renewable
Electricity Producers – 2,333,388 – 2,333,388
Industrial Conglomerates – 12,524,241 – 12,524,241
Insurance 127,310 39,452,980 – 39,580,290
Interactive Media & Services – 1,407,160 – 1,407,160
IT Services – 2,094,658 – 2,094,658
Leisure Products – 557,862 – 557,862
Machinery – 28,183,025 – 28,183,025
Marine Transportation – 629,484 – 629,484
Media – 220,251 – 220,251
Metals & Mining 5,128,316 23,615,024 – 28,743,340
Multi-Utilities – 12,421,778 – 12,421,778
Office REITs – 923,481 – 923,481
Oil, Gas & Consumable Fuels 730,793 15,175,774 – 15,906,567
Passenger Airlines – 3,948,504 – 3,948,504
Pharmaceuticals 17,096,651 54,477,338 – 71,573,989
Professional Services – 4,390,969 – 4,390,969
Real Estate Management & Development – 13,379,371 – 13,379,371
Retail REITs – 2,540,993 – 2,540,993
Semiconductors & Semiconductor
Equipment – 38,106,235 – 38,106,235
Software – 8,726,052 – 8,726,052
Specialty Retail – 6,632,354 – 6,632,354
Technology Hardware, Storage &
Peripherals – 4,382,750 – 4,382,750

24 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS International Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Textiles, Apparel & Luxury Goods $ – $ 9,854,467 $ – $ 9,854,467
Tobacco – 19,413,403 – 19,413,403
Trading Companies & Distributors – 4,338,440 – 4,338,440
Transportation Infrastructure – 1,640,975 – 1,640,975
Wireless Telecommunication Services 1,222,675 8,046,462 – 9,269,137
Total Common Stocks $ 28,495,493 $ 707,074,873 $ – $ 735,570,366
Futures Contracts 152,518 – – 152,518
Repurchase Agreements – 34,996,482 – 34,996,482
Total Assets $ 28,648,011 $ 742,071,355 $ – $ 770,719,366
Liabilities:
Futures Contracts $ (836) $ – $ – $ (836)
Total Liabilities $ (836) $ – $ – $ (836)
Total $ 28,647,175 $ 742,071,355 $ – $ 770,718,530

NVIT GS International Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 152,518
Total $ 152,518
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (836)
Total $ (836)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 1.4%
Archer Aviation, Inc., Class
A*(a) 36,351 348,243
Byrna Technologies, Inc.*(a) 2,547 56,441
Mercury Systems, Inc.*(a) 12,177 942,500
Moog, Inc., Class A(a) 7,654 1,589,506
2,936,690
Automobile Components 1.4%
Adient plc*(a) 31,132 749,659
American Axle &
Manufacturing Holdings,
Inc.* 43,106 259,067
Cooper-Standard Holdings,
Inc.* 1,009 37,262
LCI Industries 2,471 230,174
Motorcar Parts of America,
Inc.* 6,680 110,487
Phinia, Inc. 20,720 1,190,986
Solid Power, Inc.* 97,910 339,748
XPEL, Inc. Reg. S* 620 20,503
2,937,886
Banks 8.4%
Amerant Bancorp, Inc., Class
A 1,544 29,753
Ameris Bancorp(a) 13,224 969,451
Associated Banc-Corp. 35,947 924,197
BancFirst Corp.(a) 3,214 406,410
Bank of Hawaii Corp. 7,002 459,611
Blue Foundry Bancorp* 5,244 47,668
Capitol Federal Financial, Inc.
(a) 75,373 478,619
Central Pacific Financial Corp. 6,148 186,530
Chemung Financial Corp. 605 31,775
Community Trust Bancorp, Inc. 11,110 621,605
CVB Financial Corp. 19,386 366,589
Dime Community Bancshares,
Inc.(a) 23,135 690,117
FB Financial Corp. 2,362 131,658
First Bancorp, Inc. (The) 3,325 87,315
First Financial Bankshares,
Inc.(a) 5,448 183,325
First Internet Bancorp 3,844 86,221
First Merchants Corp. 10,946 412,664
Glacier Bancorp, Inc.(a) 535 26,039
Hancock Whitney Corp.(a) 16,105 1,008,334
Hanmi Financial Corp. 6,538 161,423
Heritage Commerce Corp. 1,817 18,043
Home Bancorp, Inc. 4,752 258,152
HomeTrust Bancshares, Inc. 2,702 110,620
International Bancshares Corp. 12,102 832,013
Kearny Financial Corp. 3,620 23,783
LCNB Corp. 1,300 19,487
Live Oak Bancshares, Inc. 11,648 410,243
Northeast Community
Bancorp, Inc. 2,144 44,102
Northrim Bancorp, Inc. 14,840 321,434
Origin Bancorp, Inc.(a) 727 25,096
Park National Corp. 219 35,594
Provident Financial Services,
Inc. 26,865 517,957
Red River Bancshares, Inc. 6,788 439,998
Common Stocks
Shares Value ($)
Banks
Seacoast Banking Corp. of
Florida 1,329 40,442
ServisFirst Bancshares, Inc. 10,930 880,193
Sierra Bancorp 4,630 133,853
Sound Financial Bancorp, Inc. 707 32,564
Southern First Bancshares,
Inc.* 5,940 262,073
Southside Bancshares, Inc. 3,981 112,463
Texas Capital Bancshares,
Inc.* 10,402 879,281
Timberland Bancorp, Inc. 1,323 44,030
TriCo Bancshares 6,387 283,647
TrustCo Bank Corp. 16,748 607,952
Trustmark Corp. 16,827 666,349
UMB Financial Corp.(a) 8,151 964,671
United Community Banks, Inc. 24,469 767,103
Washington Trust Bancorp,
Inc.(a) 6,485 187,417
WesBanco, Inc. 25,367 809,968
Westamerica Bancorp 4,630 231,454
17,269,286
Biotechnology 6.0%
ACADIA Pharmaceuticals,
Inc.* 25,822 551,042
Akero Therapeutics, Inc.*(a) 554 26,304
Amicus Therapeutics, Inc.* 88,058 693,897
Annexon, Inc.*(a) 133,516 407,224
Arcellx, Inc.* 725 59,523
Arcturus Therapeutics
Holdings, Inc.*(a) 9,452 174,200
Arcus Biosciences, Inc.*(a) 10,191 138,598
Aurinia Pharmaceuticals, Inc.* 6,865 75,858
Avidity Biosciences, Inc.*(a) 8,613 375,268
BioCryst Pharmaceuticals,
Inc.*(a) 28,406 215,602
Celldex Therapeutics, Inc.*(a) 6,952 179,848
Cogent Biosciences, Inc.* 19,651 282,188
CRISPR Therapeutics AG*(a) 4,410 285,812
Cullinan Therapeutics, Inc.* 23,011 136,455
Cytokinetics, Inc.* 1,407 77,329
Denali Therapeutics, Inc.* 54,621 793,097
Design Therapeutics, Inc.*(a) 21,319 160,532
Dyne Therapeutics, Inc.* 20,203 255,568
Emergent BioSolutions, Inc.* 3,342 29,476
Erasca, Inc.* 108,321 236,140
Heron Therapeutics, Inc.*(a) 33,640 42,386
Immunovant, Inc.*(a) 16,448 265,142
Janux Therapeutics, Inc.* 3,064 74,884
Keros Therapeutics, Inc.* 34,370 543,733
Kodiak Sciences, Inc.* 6,199 101,478
Krystal Biotech, Inc.* 340 60,020
Kymera Therapeutics, Inc.* 9,219 521,795
Larimar Therapeutics, Inc.*(a) 52,135 168,396
Lexeo Therapeutics, Inc.* 6,894 45,776
Madrigal Pharmaceuticals,
Inc.* 1,780 816,415
Myriad Genetics, Inc.* 52,573 380,103
Nurix Therapeutics, Inc.*(a) 20,391 188,413
Nuvalent, Inc., Class A*(a) 3,918 338,829
ORIC Pharmaceuticals,
Inc.*(a) 1,836 22,032

NVIT GS Small Cap Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Biotechnology
Praxis Precision Medicines,
Inc.*(a) 7,606 403,118
Protagonist Therapeutics, Inc.* 488 32,418
Prothena Corp. plc* 26,286 256,551
Recursion Pharmaceuticals,
Inc., Class A*(a) 3,924 19,149
Relay Therapeutics, Inc.* 4,145 21,637
Rhythm Pharmaceuticals,
Inc.*(a) 2,276 229,853
Rigel Pharmaceuticals, Inc.*(a) 15,916 450,900
Spyre Therapeutics, Inc.*(a) 6,579 110,264
TG Therapeutics, Inc.* 20,421 737,709
Twist Bioscience Corp.*(a) 18,516 521,040
Vera Therapeutics, Inc., Class
A* 672 19,528
Veracyte, Inc.* 21,138 725,668
12,251,198
Broadline Retail 0.0%
†
Kohl's Corp.(a) 1,858 28,557
Building Products 0.7%
Griffon Corp. 16,109 1,226,700
Tecnoglass, Inc. 3,792 253,723
1,480,423
Capital Markets 1.7%
BGC Group, Inc., Class A 54,801 518,417
DigitalBridge Group, Inc.(a) 27,606 322,990
Patria Investments Ltd., Class
A(a) 2,793 40,778
Piper Sandler Cos. 2,669 926,116
Victory Capital Holdings, Inc.,
Class A 19,163 1,240,996
WisdomTree, Inc.(a) 31,735 441,117
3,490,414
Chemicals 1.4%
Aspen Aerogels, Inc.*(a) 52,687 366,701
Avient Corp. 7,206 237,438
Hawkins, Inc.(a) 1,052 192,221
Innospec, Inc. 13,963 1,077,385
Mativ Holdings, Inc. 7,325 82,846
Minerals Technologies, Inc. 6,530 405,644
PureCycle Technologies,
Inc.*(a) 9,140 120,191
Stepan Co. 6,578 313,771
2,796,197
Commercial Services & Supplies 1.6%
ACCO Brands Corp. 5,614 22,400
BrightView Holdings, Inc.* 4,765 63,851
Deluxe Corp. 16,376 317,039
Healthcare Services Group,
Inc.*(a) 37,990 639,372
HNI Corp.(a) 26,602 1,246,304
Interface, Inc., Class A 1,065 30,821
Montrose Environmental
Group, Inc.*(a) 35,274 968,624
Perma-Fix Environmental
Services, Inc.*(a) 6,536 66,013
Pitney Bowes, Inc. 3,710 42,331
3,396,755
Common Stocks
Shares Value ($)
Communications Equipment 0.6%
Applied Optoelectronics,
Inc.*(a) 10,389 269,387
CommScope Holding Co.,
Inc.* 41,638 644,556
Harmonic, Inc.* 1,647 16,767
NETGEAR, Inc.* 7,349 238,034
Viasat, Inc.* 4,970 145,621
1,314,365
Construction & Engineering 3.1%
Arcosa, Inc. 1,363 127,727
Argan, Inc. 3,351 904,937
Centuri Holdings, Inc.* 21,774 460,955
Construction Partners, Inc.,
Class A*(a) 2,086 264,922
Dycom Industries, Inc.* 2,067 603,068
IES Holdings, Inc.*(a) 564 224,275
Limbach Holdings, Inc.* 731 70,995
Matrix Service Co.* 21,010 274,811
MYR Group, Inc.* 4,279 890,160
Primoris Services Corp. 11,410 1,566,935
Tutor Perini Corp.* 13,564 889,663
6,278,448
Construction Materials 0.7%
Knife River Corp.* 2,335 179,491
United States Lime & Minerals,
Inc.(a) 9,574 1,259,460
1,438,951
Consumer Finance 1.6%
Dave, Inc.* 1,650 328,927
Encore Capital Group, Inc.*(a) 20,211 843,607
Enova International, Inc.* 1,331 153,185
FirstCash Holdings, Inc.(a) 1,580 250,303
LendingTree, Inc.* 442 28,611
Medallion Financial Corp. 3,010 30,401
OppFi, Inc. 39,081 442,788
Regional Management Corp. 15,882 618,763
Upstart Holdings, Inc.*(a) 8,815 447,802
World Acceptance Corp.* 819 138,526
3,282,913
Consumer Staples Distribution & Retail 0.3%
Chefs' Warehouse, Inc. (The)* 6,276 366,079
Grocery Outlet Holding
Corp.*(a) 15,523 249,144
615,223
Distributors 0.1%
GigaCloud Technology, Inc.,
Class A* 4,206 119,450
Diversified Consumer Services 2.2%
Coursera, Inc.* 64,212 751,923
European Wax Center, Inc.,
Class A* 85,493 341,117
Frontdoor, Inc.* 4,876 328,106
Graham Holdings Co., Class B 660 777,025
Laureate Education, Inc.* 48,771 1,538,237
Perdoceo Education Corp. 1,250 47,075
Stride, Inc.* 3,911 582,504
Universal Technical Institute,
Inc.* 7,693 250,407
4,616,394

28 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Diversified REITs 0.8%
Alexander & Baldwin, Inc. 6,627 120,545
Alpine Income Property Trust,
Inc. 7,217 102,265
Armada Hoffler Properties, Inc.
(a) 29,398 206,080
Broadstone Net Lease, Inc. 64,796 1,157,904
1,586,794
Diversified Telecommunication Services 0.3%
ATN International, Inc. 3,414 51,107
Bandwidth, Inc., Class A*(a) 22,060 367,740
Globalstar, Inc.*(a) 2,417 87,955
IDT Corp., Class B(a) 3,539 185,125
691,927
Electric Utilities 0.4%
Oklo, Inc., Class A* 7,060 788,108
Electrical Equipment 2.6%
American Superconductor
Corp.* 17,751 1,054,232
Bloom Energy Corp., Class
A*(a) 13,807 1,167,658
Enovix Corp.*(a) 1,149 11,456
Eos Energy Enterprises,
Inc.*(a) 8,806 100,300
NEXTracker, Inc., Class A* 15,603 1,154,466
NuScale Power Corp., Class
A*(a) 9,815 353,340
Plug Power, Inc.*(a) 36,238 84,435
Powell Industries, Inc. 1,286 391,986
Sunrun, Inc.* 31,035 536,595
Thermon Group Holdings, Inc.* 1,109 29,632
Vicor Corp.*(a) 7,731 384,385
5,268,485
Electronic Equipment, Instruments & Components 3.2%
Advanced Energy Industries,
Inc. 993 168,949
Fabrinet* 2,167 790,131
Knowles Corp.*(a) 51,648 1,203,915
OSI Systems, Inc.* 783 195,155
Ouster, Inc.* 2,319 62,729
Sanmina Corp.*(a) 12,785 1,471,681
TTM Technologies, Inc.* 28,406 1,636,186
Vishay Intertechnology, Inc.(a) 68,327 1,045,403
6,574,149
Energy Equipment & Services 1.7%
Borr Drilling Ltd.(a) 101,598 273,299
Expro Group Holdings NV* 25,535 303,356
Helix Energy Solutions Group,
Inc.* 17,544 115,089
Natural Gas Services Group,
Inc. 3,245 90,828
Noble Corp. plc(a) 9,570 270,640
Oceaneering International,
Inc.* 50,504 1,251,489
ProFrac Holding Corp., Class
A* 12,337 45,647
Seadrill Ltd.* 28,826 870,833
TETRA Technologies, Inc.* 24,478 140,748
Transocean Ltd.* 24,904 77,700
3,439,629
Common Stocks
Shares Value ($)
Entertainment 0.5%
AMC Entertainment Holdings,
Inc., Class A*(a) 42,253 122,534
Cinemark Holdings, Inc.(a) 18,914 529,970
Madison Square Garden
Entertainment Corp., Class
A* 7,371 333,464
Starz Entertainment Corp. 3,157 46,503
1,032,471
Financial Services 2.4%
Alerus Financial Corp. 3,263 72,243
Banco Latinoamericano de
Comercio Exterior SA, Class
E 30,232 1,389,765
Jackson Financial, Inc., Class
A 5,419 548,565
Marqeta, Inc., Class A* 46,805 247,130
NCR Atleos Corp.*(a) 23,595 927,519
Pagseguro Digital Ltd., Class A 5,993 59,930
Payoneer Global, Inc.* 32,833 198,640
Remitly Global, Inc.* 14,881 242,560
Sezzle, Inc.* 1,762 140,132
SWK Holdings Corp. 3,741 54,432
Velocity Financial, Inc.* 4,340 78,728
Walker & Dunlop, Inc. 11,213 937,631
4,897,275
Food Products 0.6%
BRC, Inc., Class A*(a) 50,108 78,168
Cal-Maine Foods, Inc. 12,965 1,220,007
1,298,175
Gas Utilities 0.6%
New Jersey Resources Corp. 7,923 381,492
ONE Gas, Inc.(a) 10,089 816,604
1,198,096
Ground Transportation 0.1%
FTAI Infrastructure, Inc.(a) 59,264 258,391
Health Care Equipment & Supplies 3.2%
Accuray, Inc.* 18,789 31,378
AtriCure, Inc.* 23,172 816,813
Cerus Corp.* 123,821 196,875
Delcath Systems, Inc.*(a) 9,252 99,459
Embecta Corp. 20,455 288,620
Glaukos Corp.* 5,979 487,587
Haemonetics Corp.* 6,263 305,259
Inogen, Inc.* 26,894 219,724
Integer Holdings Corp.* 7,151 738,913
iRadimed Corp. 11,518 819,621
iRhythm Technologies, Inc.* 5,039 866,658
LeMaitre Vascular, Inc. 3,049 266,818
PROCEPT BioRobotics
Corp.*(a) 9,285 331,382
Pro-Dex, Inc.* 893 30,228
Pulmonx Corp.* 8,865 14,361
QuidelOrtho Corp.*(a) 5,870 172,872
SI-BONE, Inc.* 1,881 27,688
TransMedics Group, Inc.* 5,496 616,651
Varex Imaging Corp.* 14,636 181,486
6,512,393
Health Care Providers & Services 3.0%
Addus HomeCare Corp.* 495 58,405

NVIT GS Small Cap Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Health Care Providers & Services
agilon health, Inc.* 146,131 150,515
Ardent Health, Inc.* 29,723 393,830
Aveanna Healthcare Holdings,
Inc.* 5,035 44,660
CorVel Corp.* 4,833 374,171
Enhabit, Inc.* 22,569 180,778
GeneDx Holdings Corp., Class
A* 3,594 387,218
Guardant Health, Inc.* 9,696 605,806
HealthEquity, Inc.*(a) 10,559 1,000,676
Hims & Hers Health, Inc.*(a) 15,992 907,066
Joint Corp. (The)*(a) 5,277 50,343
LifeStance Health Group, Inc.* 43,147 237,308
Nano-X Imaging Ltd.*(a) 42,000 155,400
National HealthCare Corp. 692 84,085
Pediatrix Medical Group, Inc.* 4,565 76,464
Pennant Group, Inc. (The)* 18,160 457,995
Privia Health Group, Inc.*(a) 18,554 461,995
Talkspace, Inc.* 10,999 30,357
Viemed Healthcare, Inc.* 81,367 552,482
6,209,554
Health Care REITs 0.2%
Community Healthcare Trust,
Inc.(a) 1,435 21,955
Global Medical REIT, Inc.(a) 9,474 319,369
341,324
Health Care Technology 0.6%
LifeMD, Inc.*(a) 7,279 49,425
OptimizeRx Corp.*(a) 12,034 246,697
Phreesia, Inc.* 8,773 206,341
Waystar Holding Corp.*(a) 17,184 651,617
1,154,080
Hotel & Resort REITs 1.8%
Apple Hospitality REIT, Inc.(a) 100,841 1,211,100
Braemar Hotels & Resorts, Inc. 10,463 28,564
Chatham Lodging Trust 95,282 639,342
RLJ Lodging Trust(a) 130,838 942,034
Service Properties Trust(a) 64,758 175,494
Xenia Hotels & Resorts, Inc.(a) 57,709 791,768
3,788,302
Hotels, Restaurants & Leisure 1.9%
Brightstar Lottery plc(a) 73,899 1,274,758
Brinker International, Inc.* 4,744 600,970
Dine Brands Global, Inc. 762 18,837
Lindblad Expeditions Holdings,
Inc.* 7,147 91,482
Monarch Casino & Resort, Inc. 950 100,548
RCI Hospitality Holdings, Inc. 7,155 218,299
Red Rock Resorts, Inc., Class
A 22,337 1,363,897
Shake Shack, Inc., Class A* 1,958 183,288
3,852,079
Household Durables 0.9%
Century Communities, Inc. 2,958 187,448
Ethan Allen Interiors, Inc. 14,913 439,337
Green Brick Partners, Inc.*(a) 1,344 99,268
LGI Homes, Inc.* 8,877 459,030
Meritage Homes Corp. 7,911 572,994
1,758,077
Common Stocks
Shares Value ($)
Household Products 0.5%
Energizer Holdings, Inc. 40,401 1,005,581
Independent Power and Renewable Electricity Producers
0.7%
Ormat Technologies, Inc.(a) 14,083 1,355,489
Industrial REITs 0.6%
LXP Industrial Trust(a) 148,135 1,327,290
Insurance 1.9%
Ambac Financial Group, Inc.* 7,561 63,059
AMERISAFE, Inc. 20,569 901,745
HCI Group, Inc. 1,748 335,494
Lemonade, Inc.*(a) 7,341 392,964
Oscar Health, Inc., Class A*(a) 10,338 195,698
Root, Inc., Class A* 122 10,920
Selective Insurance Group,
Inc. 4,104 332,711
Stewart Information Services
Corp. 16,444 1,205,674
Trupanion, Inc.*(a) 1,480 64,054
Universal Insurance Holdings,
Inc. 17,839 469,166
3,971,485
Interactive Media & Services 0.4%
Grindr, Inc.*(a) 18,590 279,222
QuinStreet, Inc.* 40,162 621,306
900,528
IT Services 0.6%
Applied Digital Corp.* 11,987 274,982
BigBear.ai Holdings, Inc.*(a) 6,658 43,410
DigitalOcean Holdings, Inc.*(a) 13,281 453,679
Fastly, Inc., Class A* 50,108 428,423
TSS, Inc.*(a) 5,371 97,269
1,297,763
Leisure Products 1.0%
JAKKS Pacific, Inc. 4,595 86,064
MasterCraft Boat Holdings,
Inc.*(a) 25,643 550,299
Peloton Interactive, Inc., Class
A* 123,308 1,109,772
Smith & Wesson Brands, Inc. 24,869 244,462
1,990,597
Life Sciences Tools & Services 0.8%
10X Genomics, Inc., Class A* 38,125 445,681
Adaptive Biotechnologies
Corp.*(a) 60,673 907,668
Alpha Teknova, Inc.*(a) 3,895 24,110
Cytek Biosciences, Inc.*(a) 74,881 259,837
Mesa Laboratories, Inc. 1,002 67,144
Pacific Biosciences of
California, Inc.*(a) 31,716 40,597
1,745,037
Machinery 3.1%
Astec Industries, Inc. 404 19,444
Atmus Filtration Technologies,
Inc.(a) 11,099 500,454
Chart Industries, Inc.* 3,457 691,919
ESCO Technologies, Inc. 4,811 1,015,650
Federal Signal Corp. 5,828 693,474
Gencor Industries, Inc.* 5,075 74,247

30 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Machinery
Gorman-Rupp Co. (The) 846 39,263
Helios Technologies, Inc. 6,751 351,930
Hillenbrand, Inc.(a) 19,639 531,039
Kennametal, Inc.(a) 14,268 298,629
Microvast Holdings, Inc.*(a) 37,588 144,714
Miller Industries, Inc. 14,282 577,278
Omega Flex, Inc. 3,376 105,281
Proto Labs, Inc.* 3,845 192,365
REV Group, Inc. 12,169 689,617
SPX Technologies, Inc.* 324 60,517
Standex International Corp.(a) 466 98,745
Tennant Co. 2,255 182,790
Wabash National Corp. 3,056 30,163
6,297,519
Marine Transportation 0.7%
Costamare, Inc. 25,967 309,267
Matson, Inc.(a) 4,366 430,444
Pangaea Logistics Solutions
Ltd.(a) 27,590 140,157
Safe Bulkers, Inc. 138,205 613,630
1,493,498
Media 0.6%
Cable One, Inc.(a) 3,657 647,472
Entravision Communications
Corp., Class A 49,738 115,890
Gannett Co., Inc.* 38,275 158,076
Gray Media, Inc. 38,973 225,264
Newsmax, Inc., Class B* 3,863 47,901
Sinclair, Inc. 2,304 34,790
1,229,393
Metals & Mining 1.9%
Coeur Mining, Inc.* 58,771 1,102,544
Hecla Mining Co. 158,836 1,921,916
Ivanhoe Electric, Inc.* 18,201 228,423
Novagold Resources, Inc.* 12,386 108,997
Olympic Steel, Inc. 8,334 253,770
Perpetua Resources Corp.* 2,284 46,205
Worthington Steel, Inc. 9,427 286,486
3,948,341
Mortgage Real Estate Investment Trusts (REITs) 0.6%
BrightSpire Capital, Inc., Class
A(a) 32,144 174,542
Invesco Mortgage Capital, Inc.
(a) 17,618 133,192
Nexpoint Real Estate Finance,
Inc.(a) 14,249 202,051
Orchid Island Capital, Inc.(a) 32,967 231,099
TPG RE Finance Trust, Inc.(a) 61,810 529,093
1,269,977
Multi-Utilities 0.7%
Black Hills Corp. 22,813 1,405,053
Office REITs 0.2%
Empire State Realty Trust,
Inc., Class A 51,199 392,184
Oil, Gas & Consumable Fuels 3.0%
Centrus Energy Corp., Class
A*(a) 120 37,208
Clean Energy Fuels Corp.*(a) 53,151 137,130
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Core Natural Resources, Inc.
(a) 2,051 171,218
Crescent Energy Co., Class A 23,083 205,900
DHT Holdings, Inc. 71,300 852,035
Diversified Energy Co. plc
Reg. S 39,135 548,281
Energy Fuels, Inc.* 9,709 149,033
Golar LNG Ltd.(a) 9,546 385,754
Granite Ridge Resources, Inc. 5,074 27,450
Magnolia Oil & Gas Corp.,
Class A(a) 41,105 981,176
Nordic American Tankers Ltd. 197,798 621,086
PBF Energy, Inc., Class A 2,714 81,881
Peabody Energy Corp. 5,704 151,270
Sable Offshore Corp.* 9,345 163,164
Scorpio Tankers, Inc. 7,959 446,102
SFL Corp. Ltd. 63,564 478,637
Uranium Energy Corp.* 48,313 644,496
6,081,821
Passenger Airlines 1.4%
Allegiant Travel Co.*(a) 8,371 508,706
JetBlue Airways Corp.*(a) 144,243 709,675
Joby Aviation, Inc.*(a) 17,721 286,017
SkyWest, Inc.* 12,908 1,298,803
2,803,201
Personal Care Products 0.2%
Herbalife Ltd.* 48,396 408,462
Pharmaceuticals 2.5%
Aclaris Therapeutics, Inc.* 63,131 119,949
Amneal Pharmaceuticals,
Inc.*(a) 63,481 635,445
ANI Pharmaceuticals, Inc.* 4,782 438,031
Atea Pharmaceuticals, Inc.* 6,055 17,560
Axsome Therapeutics, Inc.* 2,998 364,107
Collegium Pharmaceutical,
Inc.* 10,305 360,572
Edgewise Therapeutics, Inc.* 7,678 124,537
Enliven Therapeutics, Inc.* 3,440 70,417
EyePoint Pharmaceuticals,
Inc.*(a) 8,613 122,649
Harmony Biosciences
Holdings, Inc.*(a) 1,767 48,699
Ligand Pharmaceuticals,
Inc.*(a) 691 122,404
Prestige Consumer
Healthcare, Inc.* 12,658 789,859
SIGA Technologies, Inc. 30,563 279,651
Supernus Pharmaceuticals,
Inc.* 32,193 1,538,503
Theravance Biopharma, Inc.* 2,763 40,340
Third Harmonic Bio, Inc.*∞ 12,914 0
5,072,723
Professional Services 2.1%
Alight, Inc., Class A(a) 242,548 790,707
ICF International, Inc. 776 72,013
Innodata, Inc.*(a) 6,301 485,618
Legalzoom.com, Inc.* 1,895 19,670
Planet Labs PBC* 31,802 412,790
Upwork, Inc.* 50,814 943,616
Verra Mobility Corp., Class A* 54,443 1,344,742

NVIT GS Small Cap Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Professional Services
Willdan Group, Inc.* 2,048 198,021
4,267,177
Real Estate Management & Development 0.8%
Compass, Inc., Class A* 59,665 479,110
Douglas Elliman, Inc.* 33,408 95,547
Forestar Group, Inc.* 6,220 165,390
FRP Holdings, Inc.* 18,758 456,945
Kennedy-Wilson Holdings, Inc. 26,794 222,926
St Joe Co. (The) 6,015 297,622
1,717,540
Residential REITs 0.5%
NexPoint Residential Trust,
Inc. 29,856 961,960
Retail REITs 1.8%
CBL & Associates Properties,
Inc. 21,210 648,602
FrontView REIT, Inc.(a) 3,560 48,808
Kite Realty Group Trust 37,116 827,687
Macerich Co. (The) 10,595 192,829
Phillips Edison & Co., Inc. 15,142 519,825
Tanger, Inc. 4,984 168,658
Urban Edge Properties(a) 51,358 1,051,298
Whitestone REIT 12,080 148,342
3,606,049
Semiconductors & Semiconductor Equipment 3.9%
ACM Research, Inc., Class A* 1,859 72,743
Alpha & Omega
Semiconductor Ltd.* 3,959 110,694
Ambarella, Inc.* 10,218 843,189
Credo Technology Group
Holding Ltd.* 11,401 1,660,100
Diodes, Inc.*(a) 18,985 1,010,192
Impinj, Inc.* 252 45,549
MaxLinear, Inc., Class A* 57,959 931,981
Rambus, Inc.* 758 78,983
Rigetti Computing, Inc.*(a) 20,088 598,421
Semtech Corp.* 14,171 1,012,518
Silicon Laboratories, Inc.* 8,452 1,108,311
SiTime Corp.* 1,706 514,035
7,986,716
Software 5.1%
BlackLine, Inc.* 1,463 77,685
C3.ai, Inc., Class A*(a) 10,698 185,503
Cerence, Inc.*(a) 14,590 181,791
Cleanspark, Inc.*(a) 28,165 408,393
Commvault Systems, Inc.* 9,281 1,752,067
Consensus Cloud Solutions,
Inc.*(a) 7,668 225,209
D-Wave Quantum, Inc.*(a) 21,523 531,833
Hut 8 Corp.* 6,177 215,021
Intapp, Inc.* 2,507 102,536
InterDigital, Inc. 2,379 821,302
MARA Holdings, Inc.*(a) 33,425 610,341
Ooma, Inc.* 9,122 109,373
Pagaya Technologies Ltd.,
Class A* 2,308 68,525
Porch Group, Inc.*(a) 20,086 337,043
Q2 Holdings, Inc.*(a) 3,258 235,847
Red Violet, Inc.(a) 7,822 408,700
Riot Platforms, Inc.*(a) 19,591 372,817
Common Stocks
Shares Value ($)
Software
SoundHound AI, Inc., Class
A*(a) 20,237 325,411
SoundThinking, Inc.* 2,931 35,348
Terawulf, Inc.*(a) 29,977 342,337
Varonis Systems, Inc., Class
B* 26,183 1,504,737
Vertex, Inc., Class A*(a) 17,536 434,717
Zeta Global Holdings Corp.,
Class A* 58,985 1,172,032
10,458,568
Specialty Retail 3.8%
American Eagle Outfitters, Inc. 68,462 1,171,385
Boot Barn Holdings, Inc.* 5,666 938,970
Buckle, Inc. (The) 3,771 221,207
Citi Trends, Inc.* 3,651 113,291
Haverty Furniture Cos., Inc. 24,882 545,662
RealReal, Inc. (The)* 9,699 103,100
Revolve Group, Inc., Class A* 29,026 618,254
Shoe Carnival, Inc.(a) 18,557 385,800
Sonic Automotive, Inc., Class
A(a) 14,667 1,116,012
Stitch Fix, Inc., Class A* 22,282 96,927
Urban Outfitters, Inc.* 3,426 244,719
Victoria's Secret & Co.* 18,782 509,743
Warby Parker, Inc., Class A* 31,004 855,090
Winmark Corp.(a) 822 409,167
Zumiez, Inc.* 29,410 576,730
7,906,057
Technology Hardware, Storage & Peripherals 0.8%
Corsair Gaming, Inc.* 15,422 137,564
IonQ, Inc.*(a) 24,270 1,492,605
Quantum Computing, Inc.*(a) 4,814 88,626
1,718,795
Textiles, Apparel & Luxury Goods 1.6%
G-III Apparel Group Ltd.* 7,643 203,380
Kontoor Brands, Inc.(a) 17,559 1,400,682
Movado Group, Inc.(a) 32,861 623,373
Oxford Industries, Inc.(a) 8,091 328,009
Steven Madden Ltd.(a) 19,234 643,954
3,199,398
Trading Companies & Distributors 0.6%
Custom Truck One Source,
Inc.* 10,978 70,479
DNOW, Inc.* 42,471 647,683
DXP Enterprises, Inc.* 1,229 146,337
Rush Enterprises, Inc., Class A 4,391 234,787
Xometry, Inc., Class A*(a) 3,859 210,199
1,309,485
Water Utilities 0.4%
American States Water Co. 1,933 141,727
Consolidated Water Co. Ltd. 557 19,651
Global Water Resources, Inc. 2,739 28,212
Middlesex Water Co.(a) 11,116 601,598
791,188
Wireless Telecommunication Services 0.2%
Spok Holdings, Inc. 9,842 169,775

32 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Telephone & Data Systems,
Inc. 4,914 192,825
362,600
Total Common Stocks
(cost $174,657,708) 203,183,934
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Cargo Therapeutics, Inc.,
CVR*∞ 20,331 0
Total Rights
(cost $0) 0
Repurchase Agreements 16.6%
Principal
Amount ($)
Bank of America NA,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency Securities,
ranging from 1.25%
- 3.50%, maturing
2/25/2044 - 11/1/2051;
total market value
$1,020,000.(b) 1,000,000 1,000,000
BofA Securities, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00%
- 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$4,180,643, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$4,263,756.(b) 4,180,153 4,180,153
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$4,000,469, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$4,080,000.(b) 4,000,000 4,000,000
CF Secured, LLC,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$9,001,050, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$9,181,071.(b) 9,000,000 9,000,000
MetLife, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$5,000,583, collateralized
by U.S. Government
Treasury Securities,
ranging from 2.63%
- 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$5,102,636.(b) 5,000,000 5,000,000
Pershing LLC,
4.14%, dated
9/30/2025, due
10/1/2025, repurchase
price $10,001,150,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$10,200,035.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $34,180,153) 34,180,153
Total Investments
(cost $208,837,861) — 115.6% 237,364,087
Liabilities in excess of other assets
— (15.6)% (31,979,424)
NET ASSETS — 100.0%
$ 205,384,663

NVIT GS Small Cap Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 33
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $44,375,401, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $34,180,153 and by
$11,582,606 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/9/2025 -
5/15/2055, a total value of $45,762,759.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$34,180,153.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 11 12/2025 USD 1,350,525 9,211
Net contracts 9,211
Currency:
USD United States Dollar

34 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Small Cap Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 35
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 2,936,690 $ – $ – $ 2,936,690
Automobile Components 2,937,886 – – 2,937,886
Banks 17,269,285 – – 17,269,285
Biotechnology 12,251,197 – – 12,251,197
Broadline Retail 28,557 – – 28,557
Building Products 1,480,423 – – 1,480,423
Capital Markets 3,490,414 – – 3,490,414
Chemicals 2,796,197 – – 2,796,197
Commercial Services & Supplies 3,396,755 – – 3,396,755
Communications Equipment 1,314,365 – – 1,314,365
Construction & Engineering 6,278,448 – – 6,278,448
Construction Materials 1,438,951 – – 1,438,951
Consumer Finance 3,282,913 – – 3,282,913
Consumer Staples Distribution & Retail 615,223 – – 615,223
Distributors 119,450 – – 119,450
Diversified Consumer Services 4,616,394 – – 4,616,394
Diversified REITs 1,586,795 – – 1,586,795
Diversified Telecommunication Services 691,928 – – 691,928
Electric Utilities 788,108 – – 788,108
Electrical Equipment 5,268,485 – – 5,268,485
Electronic Equipment, Instruments &
Components 6,574,149 – – 6,574,149
Energy Equipment & Services 3,439,629 – – 3,439,629
Entertainment 1,032,471 – – 1,032,471
Financial Services 4,897,275 – – 4,897,275
Food Products 1,298,175 – – 1,298,175
Gas Utilities 1,198,096 – – 1,198,096
Ground Transportation 258,391 – – 258,391
Health Care Equipment & Supplies 6,512,393 – – 6,512,393
Health Care Providers & Services 6,209,554 – – 6,209,554
Health Care REITs 341,324 – – 341,324
Health Care Technology 1,154,080 – – 1,154,080
Hotel & Resort REITs 3,788,302 – – 3,788,302
Hotels, Restaurants & Leisure 3,852,079 – – 3,852,079
Household Durables 1,758,077 – – 1,758,077
Household Products 1,005,581 – – 1,005,581
Independent Power and Renewable
Electricity Producers 1,355,489 – – 1,355,489
Industrial REITs 1,327,290 – – 1,327,290
Insurance 3,971,485 – – 3,971,485
Interactive Media & Services 900,528 – – 900,528
IT Services 1,297,763 – – 1,297,763
Leisure Products 1,990,597 – – 1,990,597
Life Sciences Tools & Services 1,745,037 – – 1,745,037
Machinery 6,297,519 – – 6,297,519
Marine Transportation 1,493,498 – – 1,493,498
Media 1,229,393 – – 1,229,393
Metals & Mining 3,948,341 – – 3,948,341
Mortgage Real Estate Investment Trusts
(REITs) 1,269,977 – – 1,269,977
Multi-Utilities 1,405,053 – – 1,405,053
Office REITs 392,184 – – 392,184
Oil, Gas & Consumable Fuels 6,081,821 – – 6,081,821
Passenger Airlines 2,803,201 – – 2,803,201
Personal Care Products 408,462 – – 408,462
Pharmaceuticals 5,072,723 – – 5,072,723
Professional Services 4,267,177 – – 4,267,177
Real Estate Management & Development 1,717,540 – – 1,717,540
Residential REITs 961,960 – – 961,960

36 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs $ 3,606,049 $ – $ – $ 3,606,049
Semiconductors & Semiconductor
Equipment 7,986,716 – – 7,986,716
Software 10,458,568 – – 10,458,568
Specialty Retail 7,906,057 – – 7,906,057
Technology Hardware, Storage &
Peripherals 1,718,795 – – 1,718,795
Textiles, Apparel & Luxury Goods 3,199,398 – – 3,199,398
Trading Companies & Distributors 1,309,485 – – 1,309,485
Water Utilities 791,188 – – 791,188
Wireless Telecommunication Services 362,600 – – 362,600
Total Common Stocks $ 203,183,934 $ – $ – $ 203,183,934
Futures Contracts 9,211 – – 9,211
Repurchase Agreements – 34,180,153 – 34,180,153
Rights – – – –
Total $ 203,193,145 $ 34,180,153 $ – $ 237,373,298

NVIT GS Small Cap Equity Insights Fund - September 30, 2025 (Unaudited) - Statement of Investments - 37
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 9,211
Total $ 9,211
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 1.8%
GE Aerospace 46,377 13,951,129
General Dynamics Corp. 21,900 7,467,900
L3Harris Technologies, Inc. 26,407 8,064,962
Woodward, Inc. 21,134 5,340,773
34,824,764
Automobile Components 0.4%
Aptiv plc* 69,025 5,951,335
BorgWarner, Inc. 20,960 921,402
Gentex Corp. 21,466 607,488
7,480,225
Automobiles 1.8%
Ford Motor Co. 56,663 677,689
Tesla, Inc.* 77,330 34,390,198
35,067,887
Banks 3.9%
Bank of America Corp. 540,556 27,887,284
Cadence Bank(a) 25,149 944,093
Cullen/Frost Bankers, Inc. 8,998 1,140,677
Huntington Bancshares, Inc. 150,174 2,593,505
JPMorgan Chase & Co. 92,986 29,330,574
PNC Financial Services
Group, Inc. (The) 44,409 8,923,100
Wintrust Financial Corp. 37,531 4,970,606
75,789,839
Beverages 1.2%
Coca-Cola Co. (The) 223,873 14,847,257
Coca-Cola Europacific
Partners plc(a) 47,229 4,269,974
Primo Brands Corp., Class A 174,374 3,853,666
22,970,897
Biotechnology 2.7%
AbbVie, Inc. 107,740 24,946,120
Argenx SE, ADR-NL* 6,398 4,718,909
BioMarin Pharmaceutical, Inc.* 90,577 4,905,650
BioNTech SE, ADR-DE*(a) 25,794 2,543,804
Natera, Inc.* 1,955 314,696
Neurocrine Biosciences, Inc.* 37,849 5,313,243
Regeneron Pharmaceuticals,
Inc. 18,930 10,643,771
53,386,193
Broadline Retail 3.5%
Amazon.com, Inc.* 299,518 65,765,167
Macy's, Inc. 69,574 1,247,462
Ollie's Bargain Outlet
Holdings, Inc.* 12,151 1,560,188
68,572,817
Building Products 0.3%
Advanced Drainage Systems,
Inc. 16,790 2,328,773
Builders FirstSource, Inc.* 18,916 2,293,565
Carrier Global Corp. 25,045 1,495,186
6,117,524
Capital Markets 2.3%
Charles Schwab Corp. (The) 49,872 4,761,280
CME Group, Inc. 45,433 12,275,542
Coinbase Global, Inc., Class
A* 2,059 694,892
Evercore, Inc., Class A 5,885 1,985,128
Common Stocks
Shares Value ($)
Capital Markets
Franklin Resources, Inc. 88,234 2,040,852
Morgan Stanley 23,161 3,681,673
MSCI, Inc., Class A 7,452 4,228,339
Nasdaq, Inc. 39,699 3,511,377
Raymond James Financial,
Inc. 34,111 5,887,559
Stifel Financial Corp. 10,501 1,191,548
Tradeweb Markets, Inc., Class
A 40,762 4,523,767
44,781,957
Chemicals 1.8%
Axalta Coating Systems Ltd.* 53,182 1,522,069
DuPont de Nemours, Inc. 29,604 2,306,151
Element Solutions, Inc. 20,245 509,567
Linde plc 30,606 14,537,850
RPM International, Inc. 53,548 6,312,238
Sherwin-Williams Co. (The) 18,649 6,457,403
Westlake Corp. 41,423 3,192,056
34,837,334
Commercial Services & Supplies 0.3%
Clean Harbors, Inc.* 15,896 3,691,369
Tetra Tech, Inc. 90,855 3,032,740
6,724,109
Communications Equipment 0.5%
Arista Networks, Inc.* 22,075 3,216,548
Motorola Solutions, Inc. 13,455 6,152,837
9,369,385
Construction & Engineering 0.3%
AECOM 5,988 781,255
Comfort Systems USA, Inc. 5,535 4,567,371
5,348,626
Construction Materials 0.3%
Vulcan Materials Co. 18,731 5,762,030
Consumer Finance 1.3%
American Express Co. 8,696 2,888,463
Capital One Financial Corp. 67,355 14,318,326
OneMain Holdings, Inc. 11,996 677,294
Synchrony Financial 109,192 7,758,092
25,642,175
Consumer Staples Distribution & Retail 1.2%
Casey's General Stores, Inc. 1,007 569,277
Costco Wholesale Corp. 11,726 10,853,938
Sprouts Farmers Market, Inc.* 9,106 990,733
Walmart, Inc. 115,470 11,900,338
24,314,286
Diversified Consumer Services 0.7%
ADT, Inc. 215,934 1,880,785
Bright Horizons Family
Solutions, Inc.* 82,707 8,979,499
Grand Canyon Education,
Inc.* 16,230 3,562,810
14,423,094
Diversified Telecommunication Services 0.3%
AT&T, Inc. 186,286 5,260,717
Iridium Communications, Inc. 25,086 438,001
5,698,718
Electric Utilities 0.4%
PG&E Corp. 185,666 2,799,843

NVIT GS Large Cap Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Electric Utilities
PPL Corp. 145,515 5,407,338
8,207,181
Electrical Equipment 1.7%
AMETEK, Inc. 98,527 18,523,076
GE Vernova, Inc. 12,764 7,848,584
Rockwell Automation, Inc. 20,808 7,273,020
33,644,680
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A 102,800 12,721,500
Jabil, Inc. 11,900 2,584,323
15,305,823
Energy Equipment & Services 0.0%
†
NOV, Inc. 48,593 643,857
Entertainment 1.8%
Live Nation Entertainment,
Inc.*(a) 35,923 5,869,818
Netflix, Inc.* 18,389 22,046,940
ROBLOX Corp., Class A* 9,112 1,262,194
Spotify Technology SA* 9,065 6,327,370
35,506,322
Financial Services 4.0%
Affirm Holdings, Inc., Class A* 12,875 940,905
Berkshire Hathaway, Inc.,
Class B*(a) 30,095 15,129,961
Corpay, Inc.* 17,671 5,090,308
Equitable Holdings, Inc. 48,543 2,465,014
Fidelity National Information
Services, Inc. 75,562 4,982,558
Fiserv, Inc.* 25,458 3,282,300
Mastercard, Inc., Class A 35,952 20,449,857
Visa, Inc., Class A 72,624 24,792,381
77,133,284
Food Products 0.2%
Tyson Foods, Inc., Class A 61,542 3,341,731
Ground Transportation 0.7%
Old Dominion Freight Line, Inc. 30,703 4,322,368
Uber Technologies, Inc.* 95,162 9,323,021
13,645,389
Health Care Equipment & Supplies 1.2%
Abbott Laboratories 75,064 10,054,072
Align Technology, Inc.* 26,271 3,289,655
Boston Scientific Corp.* 79,935 7,804,054
Intuitive Surgical, Inc.* 2,835 1,267,897
22,415,678
Health Care Providers & Services 1.1%
Cencora, Inc. 14,885 4,652,009
Chemed Corp. 2,956 1,323,520
Labcorp Holdings, Inc. 1,566 449,536
Molina Healthcare, Inc.* 14,181 2,713,676
Universal Health Services,
Inc., Class B 57,248 11,703,781
20,842,522
Health Care REITs 0.9%
Alexandria Real Estate
Equities, Inc. 46,569 3,881,061
Ventas, Inc. 40,600 2,841,594
Common Stocks
Shares Value ($)
Health Care REITs
Welltower, Inc. 62,365 11,109,701
17,832,356
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 55,525 945,036
Park Hotels & Resorts, Inc. 153,804 1,704,148
2,649,184
Hotels, Restaurants & Leisure 1.9%
Domino's Pizza, Inc. 9,918 4,281,700
Norwegian Cruise Line
Holdings Ltd.* 310,300 7,642,689
Planet Fitness, Inc., Class A* 17,428 1,809,027
Royal Caribbean Cruises Ltd. 34,329 11,108,178
Starbucks Corp. 70,629 5,975,213
Texas Roadhouse, Inc., Class
A 29,695 4,933,824
Yum! Brands, Inc. 7,968 1,211,136
36,961,767
Household Durables 0.4%
DR Horton, Inc.(a) 37,973 6,435,285
PulteGroup, Inc. 12,648 1,671,180
8,106,465
Household Products 0.4%
Procter & Gamble Co. (The) 52,679 8,094,128
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) 84,377 1,110,402
Vistra Corp. 33,421 6,547,842
7,658,244
Industrial Conglomerates 0.4%
Honeywell International, Inc. 33,947 7,145,844
Industrial REITs 0.5%
Americold Realty Trust, Inc.(a) 120,373 1,473,365
Prologis, Inc. 80,088 9,171,678
10,645,043
Insurance 2.2%
Allstate Corp. (The) 28,043 6,019,430
American Financial Group, Inc. 34,808 5,072,222
Erie Indemnity Co., Class A 9,477 3,015,202
Loews Corp. 25,401 2,550,007
Marsh & McLennan Cos., Inc. 61,856 12,465,840
Principal Financial Group, Inc. 80,231 6,651,952
Prudential Financial, Inc. 3,807 394,938
RLI Corp. 6,665 434,691
Travelers Cos., Inc. (The) 24,077 6,722,780
43,327,062
Interactive Media & Services 6.3%
Alphabet, Inc., Class A 244,559 59,452,293
Alphabet, Inc., Class C 49,670 12,097,128
Meta Platforms, Inc., Class A 68,879 50,583,360
122,132,781
IT Services 0.3%
Snowflake, Inc., Class A* 26,883 6,063,461
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc. 42,616 5,469,764
Medpace Holdings, Inc.* 2,484 1,277,173
Mettler-Toledo International,
Inc.* 3,863 4,742,257

40 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
West Pharmaceutical
Services, Inc. 10,391 2,725,871
14,215,065
Machinery 1.8%
Caterpillar, Inc. 12,861 6,136,626
IDEX Corp. 15,299 2,490,065
Ingersoll Rand, Inc.(a) 35,955 2,970,602
ITT, Inc. 36,160 6,463,962
Mueller Industries, Inc. 79,464 8,034,605
Oshkosh Corp. 11,986 1,554,584
PACCAR, Inc. 5,922 582,251
Parker-Hannifin Corp. 317 240,334
Snap-on, Inc. 1,951 676,080
Stanley Black & Decker, Inc.
(a) 66,936 4,975,353
34,124,462
Marine Transportation 0.2%
Kirby Corp.* 44,890 3,746,070
Media 0.5%
Fox Corp., Class B 2,401 137,553
New York Times Co. (The),
Class A 54,955 3,154,417
News Corp., Class A 29,750 913,623
Nexstar Media Group, Inc.,
Class A 10,354 2,047,400
Omnicom Group, Inc. 30,793 2,510,553
8,763,546
Metals & Mining 0.9%
Carpenter Technology Corp. 12,270 3,012,776
Freeport-McMoRan, Inc. 71,275 2,795,406
Southern Copper Corp. 94,601 11,480,777
17,288,959
Multi-Utilities 0.3%
CMS Energy Corp. 67,632 4,954,720
Oil, Gas & Consumable Fuels 2.5%
Antero Resources Corp.* 67,587 2,268,220
Chevron Corp. 139,597 21,678,018
ConocoPhillips 61,465 5,813,974
Exxon Mobil Corp. 115,537 13,026,797
Phillips 66 47,525 6,464,350
49,251,359
Passenger Airlines 1.1%
Alaska Air Group, Inc.* 63,576 3,164,814
Delta Air Lines, Inc. 24,347 1,381,692
Southwest Airlines Co. 325,421 10,384,184
United Airlines Holdings, Inc.* 66,996 6,465,114
21,395,804
Pharmaceuticals 2.4%
AstraZeneca plc, ADR-UK 27,909 2,141,179
Bristol-Myers Squibb Co. 116,542 5,256,044
Eli Lilly & Co. 30,745 23,458,435
Johnson & Johnson 24,021 4,453,974
Zoetis, Inc., Class A 77,582 11,351,798
46,661,430
Professional Services 0.7%
Amentum Holdings, Inc.* 32,268 772,819
Booz Allen Hamilton Holding
Corp., Class A 43,561 4,353,922
Common Stocks
Shares Value ($)
Professional Services
CACI International, Inc., Class
A* 9,030 4,503,983
Parsons Corp.* 45,265 3,753,374
SS&C Technologies Holdings,
Inc. 9,504 843,575
14,227,673
Residential REITs 0.6%
AvalonBay Communities, Inc.
(a) 23,629 4,564,414
Camden Property Trust 22,559 2,408,850
Equity LifeStyle Properties,
Inc. 80,977 4,915,304
11,888,568
Semiconductors & Semiconductor Equipment 13.4%
Broadcom, Inc. 182,004 60,044,940
KLA Corp. 8,376 9,034,354
Lam Research Corp. 45,091 6,037,685
MACOM Technology Solutions
Holdings, Inc.* 7,307 909,648
Marvell Technology, Inc. 55,040 4,627,213
Micron Technology, Inc. 46,581 7,793,933
NVIDIA Corp. 812,723 151,637,857
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 22,887 6,392,110
Teradyne, Inc.(a) 20,278 2,791,064
Texas Instruments, Inc. 70,358 12,926,875
262,195,679
Software 12.2%
AppLovin Corp., Class A* 13,972 10,039,441
Atlassian Corp., Class A* 23,403 3,737,459
Crowdstrike Holdings, Inc.,
Class A* 3,079 1,509,880
Datadog, Inc., Class A* 45,638 6,498,851
Dolby Laboratories, Inc., Class
A 49,286 3,566,828
Dynatrace, Inc.* 91,924 4,453,718
Fortinet, Inc.* 7,368 619,501
Intuit, Inc. 22,108 15,097,774
Microsoft Corp. 271,544 140,646,215
Monday.com Ltd.*(a) 18,533 3,589,657
Oracle Corp. 69,308 19,492,182
Palantir Technologies, Inc.,
Class A* 5,198 948,219
Palo Alto Networks, Inc.* 28,427 5,788,306
RingCentral, Inc., Class A* 56,469 1,600,331
Salesforce, Inc. 31,802 7,537,074
ServiceNow, Inc.* 5,791 5,329,341
Strategy, Inc., Class A* 3,120 1,005,295
Tyler Technologies, Inc.* 9,316 4,873,759
Workday, Inc., Class A* 7,735 1,862,047
238,195,878
Specialized REITs 1.8%
Equinix, Inc. 14,066 11,017,054
Extra Space Storage, Inc. 16,647 2,346,228
Lamar Advertising Co., Class A 16,295 1,994,834
Public Storage 38,126 11,012,695
VICI Properties, Inc., Class A 193,960 6,325,036

NVIT GS Large Cap Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Specialized REITs
Weyerhaeuser Co. 89,979 2,230,579
34,926,426
Specialty Retail 1.5%
Carvana Co., Class A* 788 297,265
Chewy, Inc., Class A* 10,528 425,858
Five Below, Inc.* 12,020 1,859,494
Home Depot, Inc. (The) 26,586 10,772,381
Lithia Motors, Inc., Class A 15,093 4,769,388
Lowe's Cos., Inc. 25,109 6,310,143
TJX Cos., Inc. (The) 33,471 4,837,898
Tractor Supply Co. 1,905 108,338
29,380,765
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. 456,719 116,294,359
Dell Technologies, Inc., Class
C 23,723 3,363,209
NetApp, Inc. 7,630 903,850
120,561,418
Textiles, Apparel & Luxury Goods 0.2%
Birkenstock Holding plc* 34,651 1,567,958
Tapestry, Inc. 24,933 2,822,914
4,390,872
Trading Companies & Distributors 0.8%
Fastenal Co. 121,113 5,939,382
Ferguson Enterprises, Inc. 23,287 5,229,794
FTAI Aviation Ltd. 31,761 5,299,640
16,468,816
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc. 74,661 17,872,350
Total Common Stocks
(cost $1,319,682,949) 1,932,924,522
Repurchase Agreements 0.8%
Principal
Amount ($)
Bank of America NA,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency Securities,
ranging from 1.25%
- 3.50%, maturing
2/25/2044 - 11/1/2051;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$231,902, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$236,513.(b) 231,875 231,875
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$3,000,352, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$3,060,000.(b) 3,000,000 3,000,000
Citi Global Market, Inc.,
4.19%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,116, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.50%
- 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$1,020,000.(b) 1,000,000 1,000,000
MetLife, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$5,000,583, collateralized
by U.S. Government
Treasury Securities,
ranging from 2.63%
- 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$5,102,636.(b) 5,000,000 5,000,000
Pershing LLC,
4.14%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$5,000,575, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$5,100,017.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $15,231,875) 15,231,875
Total Investments
(cost $1,334,914,824) — 99.8% 1,948,156,397
Other assets in excess of liabilities — 0.2% 3,847,022
NET ASSETS — 100.0%
$ 1,952,003,419

42 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $26,267,162, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $15,231,875 and by
$11,696,671 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
5/15/2055, a total value of $26,928,546.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$15,231,875.
ADR American Depositary Receipt
DE Germany
NL Netherlands
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom

NVIT GS Large Cap Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 43
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 18 12/2025 USD 6,064,875 83,634
Net contracts 83,634
Currency:
USD United States Dollar

44 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GS Large Cap Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Large Cap Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 45
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,932,924,522 $ – $ – $ 1,932,924,522
Futures Contracts 83,634 – – 83,634
Repurchase Agreements – 15,231,875 – 15,231,875
Total $ 1,933,008,156 $ 15,231,875 $ – $ 1,948,240,031
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 83,634
Total $ 83,634
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

46 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks 96.9%
Shares Value ($)
Aerospace & Defense 0.0%
†
Huntington Ingalls Industries,
Inc. 343 98,753
Air Freight & Logistics 0.2%
Expeditors International of
Washington, Inc. 19,111 2,342,817
Automobile Components 0.1%
Lear Corp. 5,715 574,986
Automobiles 2.0%
Ford Motor Co. 974,378 11,653,561
General Motors Co. 118,169 7,204,764
Tesla, Inc.* 1,982 881,435
19,739,760
Banks 0.2%
BOK Financial Corp. 19,731 2,198,823
Beverages 1.4%
Monster Beverage Corp.* 199,369 13,419,527
Biotechnology 2.6%
Alnylam Pharmaceuticals, Inc.* 10,760 4,906,560
Halozyme Therapeutics, Inc.* 38,948 2,856,446
Incyte Corp.* 108,280 9,183,227
Moderna, Inc.* 158,723 4,099,815
Ultragenyx Pharmaceutical,
Inc.* 152,902 4,599,292
25,645,340
Broadline Retail 3.1%
Amazon.com, Inc.* 76,298 16,752,752
Coupang, Inc.* 241,026 7,761,037
MercadoLibre, Inc.* 2,487 5,811,970
30,325,759
Building Products 1.0%
Masco Corp. 137,748 9,696,082
Capital Markets 3.1%
Bank of New York Mellon
Corp. (The) 53,915 5,874,579
Interactive Brokers Group,
Inc., Class A 248,122 17,073,275
Northern Trust Corp. 55,279 7,440,553
30,388,407
Chemicals 1.6%
Celanese Corp., Class A 91,969 3,870,055
Huntsman Corp. 375,122 3,368,596
Scotts Miracle-Gro Co. (The) 27,566 1,569,884
Westlake Corp. 95,753 7,378,726
16,187,261
Commercial Services & Supplies 0.6%
Rollins, Inc. 96,047 5,641,801
Communications Equipment 1.8%
Arista Networks, Inc.* 121,475 17,700,122
Construction & Engineering 2.9%
Comfort Systems USA, Inc. 14,053 11,596,254
EMCOR Group, Inc. 8,579 5,572,404
MasTec, Inc.* 52,622 11,198,488
28,367,146
Consumer Finance 1.0%
Ally Financial, Inc. 257,985 10,113,012
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 1.3%
Target Corp. 141,547 12,696,766
Containers & Packaging 1.0%
Crown Holdings, Inc. 108,021 10,433,748
Electric Utilities 0.4%
Pinnacle West Capital Corp. 45,461 4,076,033
Electrical Equipment 1.0%
GE Vernova, Inc. 15,831 9,734,482
Electronic Equipment, Instruments & Components 1.1%
Jabil, Inc. 51,662 11,219,437
Entertainment 0.7%
ROBLOX Corp., Class A* 5,538 767,124
Roku, Inc., Class A* 61,345 6,142,475
6,909,599
Financial Services 1.0%
Corebridge Financial, Inc. 323,364 10,363,816
Food Products 1.7%
Freshpet, Inc.* 90,560 4,990,762
Pilgrim's Pride Corp. 177,912 7,244,577
Smithfield Foods, Inc. 48,519 1,139,226
Tyson Foods, Inc., Class A 65,364 3,549,265
16,923,830
Ground Transportation 2.0%
JB Hunt Transport Services,
Inc. 52,344 7,022,995
Landstar System, Inc. 51,130 6,266,493
Lyft, Inc., Class A* 227,910 5,016,299
Ryder System, Inc. 8,474 1,598,535
19,904,322
Health Care Equipment & Supplies 3.9%
Align Technology, Inc.* 61,607 7,714,429
Dentsply Sirona, Inc. 443,753 5,631,226
Edwards Lifesciences Corp.* 189,746 14,756,546
GE HealthCare Technologies,
Inc. 138,952 10,435,295
38,537,496
Health Care Providers & Services 1.2%
McKesson Corp. 3,595 2,777,281
Molina Healthcare, Inc.* 49,279 9,430,030
12,207,311
Hotels, Restaurants & Leisure 3.6%
Airbnb, Inc., Class A* 33,406 4,056,157
Booking Holdings, Inc. 3,612 19,502,163
Domino's Pizza, Inc. 29,261 12,632,266
36,190,586
Household Durables 1.3%
Garmin Ltd. 29,901 7,362,224
NVR, Inc.* 673 5,407,326
12,769,550
Household Products 0.6%
Clorox Co. (The) 46,399 5,720,997
Insurance 4.1%
CNA Financial Corp. 51,391 2,387,626
Everest Group Ltd. 20,889 7,315,954
First American Financial Corp. 24,692 1,586,214
Globe Life, Inc. 120,876 17,281,642

NVIT U.S. 130/30 Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Insurance
Hanover Insurance Group, Inc.
(The) 1,253 227,582
Reinsurance Group of
America, Inc. 40,773 7,833,717
RLI Corp. 10,790 703,724
Travelers Cos., Inc. (The) 13,111 3,660,853
40,997,312
Interactive Media & Services 5.8%
Alphabet, Inc., Class C 102,268 24,907,371
Match Group, Inc. 341,505 12,061,957
Meta Platforms, Inc., Class A 24,595 18,062,076
Snap, Inc., Class A* 294,842 2,273,232
57,304,636
IT Services 1.6%
VeriSign, Inc. 56,633 15,832,888
Life Sciences Tools & Services 1.5%
Illumina, Inc.* 91,053 8,647,304
West Pharmaceutical
Services, Inc. 23,422 6,144,293
14,791,597
Machinery 1.8%
Graco, Inc. 68,607 5,828,851
Otis Worldwide Corp. 126,985 11,610,238
17,439,089
Media 0.5%
Trade Desk, Inc. (The), Class
A* 96,552 4,732,013
Oil, Gas & Consumable Fuels 3.0%
Coterra Energy, Inc. 56,123 1,327,309
HF Sinclair Corp. 128,223 6,711,192
Phillips 66 92,477 12,578,722
Valero Energy Corp. 53,475 9,104,653
29,721,876
Paper & Forest Products 0.7%
Louisiana-Pacific Corp. 79,423 7,055,939
Passenger Airlines 1.3%
Southwest Airlines Co. 401,120 12,799,739
Professional Services 0.2%
FTI Consulting, Inc.* 6,431 1,039,571
ManpowerGroup, Inc. 3,725 141,178
Robert Half, Inc. 23,599 801,894
1,982,643
Residential REITs 2.1%
Camden Property Trust 102,503 10,945,270
Essex Property Trust, Inc. 35,879 9,603,373
20,548,643
Semiconductors & Semiconductor Equipment 10.7%
Amkor Technology, Inc. 21,096 599,126
Broadcom, Inc. 22,880 7,548,341
Lam Research Corp. 14,123 1,891,070
NVIDIA Corp. 408,644 76,244,798
QUALCOMM, Inc. 117,056 19,473,436
105,756,771
Software 11.9%
Adobe, Inc.* 43,596 15,378,488
Dropbox, Inc., Class A* 140,028 4,230,246
Fortinet, Inc.* 129,977 10,928,466
Common Stocks
Shares Value ($)
Software
Manhattan Associates, Inc.* 46,866 9,606,593
Microsoft Corp. 77,649 40,218,300
Nutanix, Inc., Class A* 81,160 6,037,492
Pegasystems, Inc. 197,564 11,359,930
RingCentral, Inc., Class A* 24,538 695,407
Salesforce, Inc. 52,893 12,535,641
Teradata Corp.* 34,316 738,137
UiPath, Inc., Class A* 274,668 3,675,058
Zoom Communications, Inc.,
Class A* 34,219 2,823,067
118,226,825
Specialized REITs 0.1%
Millrose Properties, Inc. 34,196 1,149,328
Specialty Retail 2.6%
Lowe's Cos., Inc. 10,710 2,691,530
O'Reilly Automotive, Inc.* 166,965 18,000,497
Tractor Supply Co. 10,073 572,851
Wayfair, Inc., Class A* 23,946 2,139,096
Williams-Sonoma, Inc. 14,688 2,870,770
26,274,744
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc. 140,154 35,687,413
NetApp, Inc. 114,609 13,576,582
49,263,995
Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor Corp.* 116,292 11,788,520
Trading Companies & Distributors 0.4%
Fastenal Co. 78,982 3,873,277
Total Investments
(cost $742,572,750) — 96.9% 959,667,404
Other assets in excess of liabilities — 3.1% 30,451,773
NET ASSETS — 100.0%
$ 990,119,177
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

48 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
OTC Total return swap contracts outstanding as of September 30, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Alcoa Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 73,046 70,124 70,124
APA Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 258,597 15,516 15,516
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 93,163 18,633 18,633
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 16,998 39,775 39,775
Avis Budget Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 15,089 14,410 14,410
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 32,753 655 655
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 189,268 159,931 159,931
CCC Intelligent
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 484,965 92,143 92,143
Celanese Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 105,853 131,258 131,258
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 7,510 7,623 7,623
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 30,145 15,675 15,675
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 252,453 45,442 45,442
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 276,460 176,934 176,934
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 55,260 13,815 13,815
Comfort Systems
USA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 4,812 112,505 112,505
Concentrix Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 86,203 144,821 144,821
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 22,095 884 884
DENTSPLY
SIRONA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 38,949 9,348 9,348
Diamondback
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 35,823 17,195 17,195

NVIT U.S. 130/30 Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 60,779 13,979 13,979
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 26,120 15,672 15,672
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 10,622 94,642 94,642
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 57,394 59,977 59,977
Essex Property
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 8,990 36,050 36,050
First Solar, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 12,069 36,207 36,207
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 4,468 3,128 3,128
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 149,516 2,990 2,990
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 35,067 13,676 13,676
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 24,242 48,726 48,726
GE Vernova, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 15,194 189,469 189,469
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 144,508 – –
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 124,725 4,989 4,989
Halozyme
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 28,911 1,446 1,446
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 13,716 46,909 46,909
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 38,896 22,171 22,171
Hims & Hers Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.47% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 38,279 91,870 91,870
Huntington Ingalls
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 61,514 598,531 598,531
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 83,360 30,010 30,010

50 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 52,321 48,135 48,135
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.47% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 10,597 29,248 29,248
IPG Photonics Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,756 562 562
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 19,421 53,214 53,214
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 132,099 408,626 408,626
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 395 58 58
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 10,035 55,092 55,092
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 49,629 194,546 194,546
MARA Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.47% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 30,959 12,384 12,384
Masco Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 33,686 11,790 11,790
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 20,482 236,362 236,362
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 16,040 67,047 67,047
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 28,705 10,047 10,047
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 105,203 498,760 498,760
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 25,401 38,610 38,610
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 20,607 53,578 53,578
Planet Fitness, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 39,624 54,285 54,285
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 122,870 6,144 6,144
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 1,785 3,927 3,927

NVIT U.S. 130/30 Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 51
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,435 17,882 17,882
Robert Half, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 436 126 126
Rollins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 13,563 5,222 5,222
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 5,343 13,838 13,838
Scotts Miracle-Gro
Co. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 101,498 181,681 181,681
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 41,987 68,019 68,019
Tractor Supply Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 4,872 1,998 1,998
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 40,113 155,530 155,530
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 151,962 127,648 127,648
UiPath, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 204,979 168,083 168,083
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 92,162 267,270 267,270
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 660,433 19,813 19,812
Wayfair, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 10,587 1,481 1,481
West
Pharmaceutical
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 20,859 41,926 41,927
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 6,816 3,884 3,884
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 41,297 143,300 143,300
– –
Total unrealized appreciation 5,397,245 5,397,245
– –
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 265,898 (58,498) (58,498)
Adobe, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 2,105 (14,040) (14,040)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 33,198 (14,275) (14,275)

52 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 16,030 (99,386) (99,386)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 515,429 (97,932) (97,932)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 28,192 (28,812) (28,812)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 28,784 (33,102) (33,102)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 74,729 (49,321) (49,321)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 10,731 (27,901) (27,901)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 8,560 (16,264) (16,264)
Aon plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 11,803 (23,134) (23,134)
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 110,671 (87,430) (87,430)
Blackstone Secured
Lending Fund
Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 23,020 (460) (460)
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 6,805 (136) (136)
CareTrust REIT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 9,730 (6,762) (6,762)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 46,181 (180,568) (180,568)
Certara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 197,726 (7,909) (7,909)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 61,103 (67,824) (67,824)
Coeur Mining, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 181,525 (5,446) (5,446)
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 92,992 (1,860) (1,860)
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 3,666 (2,786) (2,786)
Crane NXT Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 10,480 (24,209) (24,209)

NVIT U.S. 130/30 Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 53
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 8,046 (15,368) (15,368)
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 6,750 (36,112) (36,112)
Dominion Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 81,946 (20,487) (20,487)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 290,515 (127,827) (127,827)
EchoStar Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 77,676 (210,502) (210,502)
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 319,868 (169,530) (169,530)
Eli Lilly & Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 1,527 (55,720) (55,720)
Emerson Electric
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 38,143 (93,736) (93,736)
Encompass Health
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 37,727 (43,386) (43,386)
EQT Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 98,809 (11,985) (11,985)
Expand Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 52,468 (46,959) (46,959)
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 44,521 (7,569) (7,569)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 25,080 (14,296) (14,296)
Graphic Packaging
Holding Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 70,434 (26,765) (26,765)
IDEXX Laboratories,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 2,406 (20,042) (20,042)
Impinj, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 10,308 (5,669) (5,669)
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 21,299 (50,266) (50,266)
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 20,560 (12,953) (12,953)
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 45,488 (154,204) (154,204)

54 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.40% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 348,825 (48,836) (48,836)
Kratos Defense &
Security Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 70,412 (231,655) (231,655)
Labcorp Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 19,618 (98,679) (98,679)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 71,083 (117,287) (117,287)
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 51,388 (76,568) (76,568)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 45,405 (5,903) (5,903)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 13,393 (36,027) (36,027)
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 30,257 (5,446) (5,446)
Match Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 4,170 (4,921) (4,921)
Medpace Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 11,216 (150,294) (150,294)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 14,560 (123,687) (123,687)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 14,267 (22,685) (22,685)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 19 (1,149) (1,149)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 234,882 (16,442) (16,442)
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 24,296 (26,483) (26,483)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 23,296 (8,154) (8,154)
Quest Diagnostics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 26,734 (46,517) (46,517)
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 67,466 (101,874) (101,874)
Rambus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 17,195 (3,611) (3,611)

NVIT U.S. 130/30 Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 55
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 16,679 (99,907) (99,907)
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 104,771 (66,006) (66,006)
Revvity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 2,906 (10,026) (10,026)
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 154,335 (371,947) (371,947)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 22,515 (68,446) (68,446)
Rocket Lab Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 26,529 (23,876) (23,876)
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 123,143 (84,969) (84,969)
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 72,415 (142,658) (142,658)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 119,158 (79,836) (79,836)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 527 (6,851) (6,851)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 7,692 (24,230) (24,230)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 173,469 (78,927) (78,927)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 76,092 (21,305) (21,305)
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 38,278 (28,708) (28,708)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 122,876 (28,260) (28,260)
– –
Total unrealized depreciation (4,233,601) (4,233,601)
– –
Net unrealized appreciation 1,163,644 1,163,644
Financing Costs of Swap Contracts (7,174) (7,174)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 1,156,470 1,156,470

56 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 4.09%

NVIT U.S. 130/30 Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 57
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

58 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT U.S. 130/30 Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 959,667,404 $ – $ – $ 959,667,404
Total Return Swaps† – 5,397,245 – 5,397,245
Total Assets $ 959,667,404 $ 5,397,245 $ – $ 965,064,649
Liabilities:
Total Return Swaps† $ – $ (4,240,775) $ – $ (4,240,775)
Total Liabilities $ – $ (4,240,775) $ – $ (4,240,775)
Total $ 959,667,404 $ 1,156,470 $ – $ 960,823,874
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT U.S. 130/30 Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 59
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 5,397,245
Total $ 5,397,245
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (4,240,775)
Total $ (4,240,775)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 92.3%
Shares Value ($)
Aerospace & Defense 2.1%
Axon Enterprise, Inc.* 3,177 2,279,942
Boeing Co. (The)* 30,761 6,639,147
GE Aerospace 43,129 12,974,066
General Dynamics Corp. 10,248 3,494,568
Howmet Aerospace, Inc. 16,331 3,204,632
Huntington Ingalls Industries,
Inc. 1,554 447,412
L3Harris Technologies, Inc. 7,666 2,341,273
Lockheed Martin Corp. 8,362 4,174,394
Northrop Grumman Corp. 5,415 3,299,468
RTX Corp. 54,213 9,071,461
Textron, Inc. 6,870 580,446
TransDigm Group, Inc. 2,286 3,012,994
51,519,803
Air Freight & Logistics 0.2%
CH Robinson Worldwide, Inc. 4,666 617,779
Expeditors International of
Washington, Inc. 5,712 700,234
FedEx Corp. 8,851 2,087,154
United Parcel Service, Inc.,
Class B(a) 29,704 2,481,175
5,886,342
Automobile Components 0.0%
†
Aptiv plc* 8,418 725,800
Automobiles 2.2%
Ford Motor Co. 158,163 1,891,629
General Motors Co. 38,709 2,360,088
Tesla, Inc.* 113,862 50,636,709
54,888,426
Banks 3.3%
Bank of America Corp. 272,596 14,063,228
Citigroup, Inc. 75,174 7,630,161
Citizens Financial Group, Inc. 16,957 901,434
Fifth Third Bancorp(a) 26,629 1,186,322
Huntington Bancshares, Inc. 57,315 989,830
JPMorgan Chase & Co. 111,783 35,259,712
KeyCorp 39,137 731,471
M&T Bank Corp. 6,664 1,316,940
PNC Financial Services
Group, Inc. (The) 16,139 3,242,809
Regions Financial Corp.(a) 35,637 939,748
Truist Financial Corp. 53,027 2,424,394
US Bancorp 63,495 3,068,713
Wells Fargo & Co. 130,637 10,949,993
82,704,755
Beverages 0.9%
Brown-Forman Corp., Class B 5,907 159,962
Coca-Cola Co. (The) 157,337 10,434,590
Constellation Brands, Inc.,
Class A(a) 6,002 808,289
Keurig Dr Pepper, Inc. 55,006 1,403,203
Molson Coors Beverage Co.,
Class B 6,463 292,451
Monster Beverage Corp.* 28,433 1,913,825
PepsiCo, Inc. 55,610 7,809,868
22,822,188
Biotechnology 1.5%
AbbVie, Inc. 71,814 16,627,814
Amgen, Inc. 21,769 6,143,212
Common Stocks
Shares Value ($)
Biotechnology
Biogen, Inc.* 5,753 805,880
Gilead Sciences, Inc. 50,341 5,587,851
Incyte Corp.* 6,192 525,144
Moderna, Inc.*(a) 14,264 368,439
Regeneron Pharmaceuticals,
Inc. 4,157 2,337,356
Vertex Pharmaceuticals, Inc.* 10,360 4,057,390
36,453,086
Broadline Retail 3.5%
Amazon.com, Inc.* 393,035 86,298,695
eBay, Inc. 18,301 1,664,476
87,963,171
Building Products 0.5%
A O Smith Corp. 4,826 354,277
Allegion plc 3,569 632,962
Builders FirstSource, Inc.*(a) 4,627 561,024
Carrier Global Corp. 32,108 1,916,847
Johnson Controls International
plc 26,586 2,923,131
Lennox International, Inc.(a) 1,258 665,935
Masco Corp. 8,269 582,055
Trane Technologies plc 8,984 3,790,888
11,427,119
Capital Markets 3.2%
Ameriprise Financial, Inc. 3,935 1,933,069
Bank of New York Mellon
Corp. (The) 28,442 3,099,040
Blackrock, Inc. 5,890 6,866,974
Blackstone, Inc. 29,767 5,085,692
Cboe Global Markets, Inc. 4,250 1,042,313
Charles Schwab Corp. (The) 69,181 6,604,710
CME Group, Inc. 14,524 3,924,240
Coinbase Global, Inc., Class
A* 9,163 3,092,421
FactSet Research Systems,
Inc. 1,515 434,032
Franklin Resources, Inc.(a) 12,909 298,585
Goldman Sachs Group, Inc.
(The) 12,357 9,840,497
Interactive Brokers Group,
Inc., Class A 17,652 1,214,634
Intercontinental Exchange, Inc. 23,136 3,897,953
Invesco Ltd. 18,349 420,926
KKR & Co., Inc. 27,614 3,588,439
Moody's Corp. 6,308 3,005,636
Morgan Stanley 49,586 7,882,191
MSCI, Inc., Class A 3,154 1,789,611
Nasdaq, Inc. 17,181 1,519,659
Northern Trust Corp. 7,929 1,067,243
Raymond James Financial,
Inc.(a) 7,261 1,253,249
Robinhood Markets, Inc.,
Class A* 31,291 4,480,245
S&P Global, Inc. 12,722 6,191,925
State Street Corp. 11,509 1,335,159
T. Rowe Price Group, Inc. 8,723 895,329
80,763,772
Chemicals 1.0%
Air Products & Chemicals, Inc.
(a) 9,009 2,456,934

2 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
Albemarle Corp. 4,758 385,779
CF Industries Holdings, Inc.(a) 6,717 602,515
Corteva, Inc. 27,404 1,853,332
Dow, Inc. 27,485 630,231
DuPont de Nemours, Inc. 17,118 1,333,492
Eastman Chemical Co. 4,736 298,605
Ecolab, Inc. 10,294 2,819,115
International Flavors &
Fragrances, Inc. 10,767 662,601
Linde plc 19,108 9,076,300
LyondellBasell Industries NV,
Class A 10,215 500,944
Mosaic Co. (The) 12,281 425,905
PPG Industries, Inc.(a) 9,126 959,234
Sherwin-Williams Co. (The) 9,391 3,251,728
25,256,715
Commercial Services & Supplies 0.5%
Cintas Corp. 13,937 2,860,709
Copart, Inc.* 35,590 1,600,482
Republic Services, Inc., Class
A 8,291 1,902,619
Rollins, Inc. 11,003 646,316
Veralto Corp. 10,324 1,100,642
Waste Management, Inc. 14,911 3,292,796
11,403,564
Communications Equipment 0.8%
Arista Networks, Inc.* 42,014 6,121,860
Cisco Systems, Inc. 161,174 11,027,525
F5, Inc.* 2,277 735,904
Motorola Solutions, Inc. 6,715 3,070,702
20,955,991
Construction & Engineering 0.1%
EMCOR Group, Inc. 1,702 1,105,517
Quanta Services, Inc. 6,046 2,505,583
3,611,100
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,459 1,549,859
Vulcan Materials Co. 5,442 1,674,068
3,223,927
Consumer Finance 0.6%
American Express Co. 22,099 7,340,404
Capital One Financial Corp. 25,892 5,504,121
Synchrony Financial 15,097 1,072,642
13,917,167
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp. 18,053 16,710,398
Dollar General Corp. 8,810 910,514
Dollar Tree, Inc.*(a) 7,649 721,836
Kroger Co. (The) 24,745 1,668,060
Sysco Corp. 19,653 1,618,228
Target Corp. 18,154 1,628,414
Walmart, Inc. 176,700 18,210,702
41,468,152
Containers & Packaging 0.2%
Amcor plc 92,823 759,292
Avery Dennison Corp. 3,318 538,080
Ball Corp. 10,746 541,814
International Paper Co. 20,785 964,424
Packaging Corp. of America 3,729 812,661
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc(a) 21,351 908,912
4,525,183
Distributors 0.1%
Genuine Parts Co. 5,384 746,222
LKQ Corp. 10,896 332,764
Pool Corp. 1,399 433,788
1,512,774
Diversified Telecommunication Services 0.6%
AT&T, Inc. 293,553 8,289,937
Verizon Communications, Inc. 170,954 7,513,428
15,803,365
Electric Utilities 1.4%
Alliant Energy Corp. 10,601 714,613
American Electric Power Co.,
Inc. 21,793 2,451,712
Constellation Energy Corp. 12,648 4,162,077
Duke Energy Corp.(a) 31,709 3,923,989
Edison International 15,148 837,381
Entergy Corp. 18,515 1,725,413
Evergy, Inc. 9,160 696,343
Eversource Energy 14,990 1,066,389
Exelon Corp. 40,843 1,838,343
FirstEnergy Corp. 21,471 983,801
NextEra Energy, Inc. 83,344 6,291,639
NRG Energy, Inc. 7,814 1,265,477
PG&E Corp. 87,396 1,317,932
Pinnacle West Capital Corp. 4,515 404,815
PPL Corp. 29,860 1,109,598
Southern Co. (The)(a) 44,341 4,202,197
Xcel Energy, Inc. 23,789 1,918,583
34,910,302
Electrical Equipment 0.8%
AMETEK, Inc. 9,374 1,762,312
Eaton Corp. plc 15,842 5,928,868
Emerson Electric Co. 22,803 2,991,298
GE Vernova, Inc. 11,062 6,802,024
Generac Holdings, Inc.* 2,432 407,117
Hubbell, Inc., Class B 2,106 906,233
Rockwell Automation, Inc. 4,542 1,587,565
20,385,417
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 49,347 6,106,691
CDW Corp. 5,384 857,564
Corning, Inc. 31,320 2,569,180
Jabil, Inc. 4,377 950,553
Keysight Technologies, Inc.* 6,946 1,214,994
TE Connectivity plc 11,983 2,630,628
Teledyne Technologies, Inc.* 1,888 1,106,444
Trimble, Inc.* 9,416 768,816
Zebra Technologies Corp.,
Class A* 1,953 580,353
16,785,223
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 40,012 1,949,385
Halliburton Co. 34,037 837,310
Schlumberger NV 60,340 2,073,886
4,860,581
Entertainment 1.4%
Electronic Arts, Inc. 8,958 1,806,829

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 6,349 1,037,427
Netflix, Inc.* 17,271 20,706,547
Take-Two Interactive Software,
Inc.* 6,988 1,805,420
TKO Group Holdings, Inc.,
Class A 2,826 570,739
Walt Disney Co. (The) 72,945 8,352,202
Warner Bros Discovery, Inc.* 99,648 1,946,125
36,225,289
Financial Services 3.7%
Apollo Global Management,
Inc.(a) 18,556 2,472,958
Berkshire Hathaway, Inc.,
Class B* 74,377 37,392,293
Block, Inc., Class A* 22,460 1,623,184
Corpay, Inc.* 2,929 843,728
Fidelity National Information
Services, Inc. 21,475 1,416,061
Fiserv, Inc.* 22,133 2,853,608
Global Payments, Inc. 9,644 801,223
Jack Henry & Associates, Inc.
(a) 3,091 460,343
Mastercard, Inc., Class A 33,261 18,919,189
PayPal Holdings, Inc.* 38,611 2,589,254
Visa, Inc., Class A 69,041 23,569,217
92,941,058
Food Products 0.5%
Archer-Daniels-Midland Co.(a) 19,404 1,159,195
Bunge Global SA(a) 5,630 457,438
Campbell's Co. (The)(a) 7,200 227,376
Conagra Brands, Inc. 20,575 376,728
General Mills, Inc. 21,645 1,091,341
Hershey Co. (The) 5,989 1,120,243
Hormel Foods Corp.(a) 12,154 300,690
J M Smucker Co. (The) 4,257 462,310
Kellanova 10,590 868,592
Kraft Heinz Co. (The)(a) 35,069 913,197
Lamb Weston Holdings, Inc. 5,274 306,314
McCormick & Co., Inc.
(Non-Voting) 10,651 712,658
Mondelez International, Inc.,
Class A 52,541 3,282,236
Tyson Foods, Inc., Class A 11,388 618,368
11,896,686
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 6,407 1,093,995
Ground Transportation 0.8%
CSX Corp. 76,169 2,704,761
JB Hunt Transport Services,
Inc. 3,045 408,548
Norfolk Southern Corp. 9,133 2,743,644
Old Dominion Freight Line, Inc. 7,420 1,044,588
Uber Technologies, Inc.* 84,688 8,296,883
Union Pacific Corp. 24,151 5,708,572
20,906,996
Health Care Equipment & Supplies 1.9%
Abbott Laboratories 70,979 9,506,927
Align Technology, Inc.* 2,936 367,646
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Baxter International, Inc. 21,269 484,295
Becton Dickinson & Co. 11,692 2,188,392
Boston Scientific Corp.* 60,356 5,892,556
Cooper Cos., Inc. (The)*(a) 8,083 554,170
Dexcom, Inc.* 16,065 1,081,014
Edwards Lifesciences Corp.* 23,405 1,820,207
GE HealthCare Technologies,
Inc. 18,551 1,393,180
Hologic, Inc.* 9,205 621,245
IDEXX Laboratories, Inc.* 3,258 2,081,504
Insulet Corp.* 2,848 879,263
Intuitive Surgical, Inc.* 14,517 6,492,438
Medtronic plc 51,833 4,936,575
ResMed, Inc. 5,924 1,621,577
Solventum Corp.* 5,593 408,289
STERIS plc 3,974 983,327
Stryker Corp. 14,032 5,187,209
Zimmer Biomet Holdings, Inc. 7,865 774,703
47,274,517
Health Care Providers & Services 1.5%
Cardinal Health, Inc. 9,737 1,528,320
Cencora, Inc. 7,575 2,367,415
Centene Corp.* 19,164 683,772
Cigna Group (The) 10,870 3,133,277
CVS Health Corp. 51,581 3,888,692
DaVita, Inc.* 1,491 198,109
Elevance Health, Inc. 9,166 2,961,718
HCA Healthcare, Inc. 6,744 2,874,293
Henry Schein, Inc.* 4,637 307,758
Humana, Inc. 4,851 1,262,085
Labcorp Holdings, Inc.(a) 3,299 947,011
McKesson Corp. 5,030 3,885,876
Molina Healthcare, Inc.*(a) 2,131 407,788
Quest Diagnostics, Inc.(a) 4,614 879,336
UnitedHealth Group, Inc. 36,748 12,689,084
Universal Health Services,
Inc., Class B 2,317 473,687
38,488,221
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc.(a) 6,296 524,709
Healthpeak Properties, Inc. 27,143 519,788
Ventas, Inc. 18,465 1,292,365
Welltower, Inc. 26,706 4,757,407
7,094,269
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc.(a) 25,870 440,307
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc., Class A* 17,778 2,158,605
Booking Holdings, Inc. 1,320 7,127,036
Carnival Corp.* 43,408 1,254,925
Chipotle Mexican Grill, Inc.,
Class A* 54,400 2,131,936
Darden Restaurants, Inc. 4,680 890,885
Domino's Pizza, Inc. 1,325 572,016
DoorDash, Inc., Class A* 14,941 4,063,802
Expedia Group, Inc. 4,885 1,044,169
Hilton Worldwide Holdings,
Inc. 9,624 2,496,850
Las Vegas Sands Corp. 12,972 697,764

4 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
Class A 9,165 2,386,933
McDonald's Corp. 29,020 8,818,888
MGM Resorts International* 7,576 262,584
Norwegian Cruise Line
Holdings Ltd.* 18,657 459,522
Royal Caribbean Cruises Ltd.
(a) 10,309 3,335,786
Starbucks Corp. 45,808 3,875,357
Wynn Resorts Ltd. 3,333 427,524
Yum! Brands, Inc. 11,299 1,717,448
43,722,030
Household Durables 0.3%
DR Horton, Inc.(a) 11,218 1,901,114
Garmin Ltd. 6,599 1,624,806
Lennar Corp., Class A(a) 9,323 1,175,071
Mohawk Industries, Inc.* 2,118 273,053
NVR, Inc.* 114 915,951
PulteGroup, Inc. 7,979 1,054,265
6,944,260
Household Products 0.8%
Church & Dwight Co., Inc. 9,981 874,635
Clorox Co. (The)(a) 4,778 589,128
Colgate-Palmolive Co. 32,750 2,618,035
Kimberly-Clark Corp. 13,480 1,676,103
Procter & Gamble Co. (The) 95,232 14,632,397
20,390,298
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 26,214 344,976
Vistra Corp. 12,998 2,546,568
2,891,544
Industrial Conglomerates 0.4%
3M Co. 21,621 3,355,147
Honeywell International, Inc. 25,889 5,449,634
8,804,781
Industrial REITs 0.2%
Prologis, Inc. 37,856 4,335,269
Insurance 1.7%
Aflac, Inc. 19,153 2,139,390
Allstate Corp. (The) 10,804 2,319,079
American International Group,
Inc. 22,970 1,804,064
Aon plc, Class A 8,757 3,122,571
Arch Capital Group Ltd. 14,982 1,359,317
Arthur J Gallagher & Co. 10,411 3,224,703
Assurant, Inc. 2,104 455,726
Brown & Brown, Inc. 11,189 1,049,416
Chubb Ltd. 15,037 4,244,193
Cincinnati Financial Corp. 6,484 1,025,121
Erie Indemnity Co., Class A 1,031 328,023
Everest Group Ltd. 1,682 589,087
Globe Life, Inc. 3,139 448,783
Hartford Insurance Group, Inc.
(The)(a) 11,533 1,538,387
Loews Corp.(a) 7,312 734,052
Marsh & McLennan Cos., Inc. 19,870 4,004,401
MetLife, Inc. 23,035 1,897,393
Principal Financial Group, Inc. 8,154 676,048
Common Stocks
Shares Value ($)
Insurance
Progressive Corp. (The) 23,730 5,860,124
Prudential Financial, Inc. 14,237 1,476,946
Travelers Cos., Inc. (The) 9,077 2,534,480
W R Berkley Corp. 12,092 926,489
Willis Towers Watson plc(a) 3,963 1,369,018
43,126,811
Interactive Media & Services 6.7%
Alphabet, Inc., Class A 235,276 57,195,596
Alphabet, Inc., Class C 190,151 46,311,276
Match Group, Inc.(a) 9,150 323,178
Meta Platforms, Inc., Class A 88,014 64,635,721
168,465,771
IT Services 0.9%
Accenture plc, Class A 25,340 6,248,844
Akamai Technologies, Inc.* 6,255 473,879
Cognizant Technology
Solutions Corp., Class A 19,858 1,331,876
EPAM Systems, Inc.* 2,176 328,119
Gartner, Inc.* 3,031 796,759
GoDaddy, Inc., Class A* 5,529 756,533
International Business
Machines Corp. 37,737 10,647,872
VeriSign, Inc. 3,400 950,538
21,534,420
Leisure Products 0.0%
†
Hasbro, Inc.(a) 4,974 377,278
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. 11,745 1,507,471
Bio-Techne Corp.(a) 6,442 358,369
Charles River Laboratories
International, Inc.* 1,793 280,533
Danaher Corp. 25,742 5,103,609
IQVIA Holdings, Inc.*(a) 6,838 1,298,810
Mettler-Toledo International,
Inc.* 835 1,025,054
Revvity, Inc. 4,954 434,218
Thermo Fisher Scientific, Inc. 15,304 7,422,746
Waters Corp.* 2,351 704,853
West Pharmaceutical
Services, Inc. 2,785 730,589
18,866,252
Machinery 1.4%
Caterpillar, Inc. 19,082 9,104,976
Cummins, Inc.(a) 5,620 2,373,719
Deere & Co.(a) 10,200 4,664,052
Dover Corp. 5,562 927,909
Fortive Corp. 13,143 643,876
IDEX Corp. 2,954 480,793
Illinois Tool Works, Inc.(a) 10,834 2,825,074
Ingersoll Rand, Inc. 15,468 1,277,966
Nordson Corp. 2,255 511,772
Otis Worldwide Corp. 15,891 1,452,914
PACCAR, Inc. 21,416 2,105,621
Parker-Hannifin Corp. 5,213 3,952,236
Pentair plc 6,950 769,782
Snap-on, Inc.(a) 2,180 755,435
Stanley Black & Decker, Inc. 6,161 457,947
Westinghouse Air Brake
Technologies Corp. 6,812 1,365,602

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc.(a) 9,780 1,442,550
35,112,224
Media 0.4%
Charter Communications, Inc.,
Class A*(a) 3,799 1,045,124
Comcast Corp., Class A 149,544 4,698,673
Fox Corp., Class A 8,860 558,711
Fox Corp., Class B 4,896 280,492
Interpublic Group of Cos., Inc.
(The) 14,933 416,780
News Corp., Class A 15,654 480,734
News Corp., Class B 4,547 157,099
Omnicom Group, Inc. 7,506 611,964
Paramount Skydance Corp.,
Class B(a) 12,264 232,035
Trade Desk, Inc. (The), Class
A* 18,612 912,174
9,393,786
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 58,591 2,297,939
Newmont Corp. 44,721 3,770,428
Nucor Corp. 9,287 1,257,738
Steel Dynamics, Inc. 5,342 744,835
8,070,940
Multi-Utilities 0.6%
Ameren Corp.(a) 11,221 1,171,248
CenterPoint Energy, Inc.(a) 27,293 1,058,968
CMS Energy Corp. 11,929 873,919
Consolidated Edison, Inc. 14,335 1,440,954
Dominion Energy, Inc.(a) 35,025 2,142,479
DTE Energy Co. 8,678 1,227,329
NiSource, Inc. 19,612 849,200
Public Service Enterprise
Group, Inc. 20,143 1,681,135
Sempra 26,057 2,344,609
WEC Energy Group, Inc. 13,274 1,521,068
14,310,909
Office REITs 0.0%
†
BXP, Inc. 6,304 468,639
Oil, Gas & Consumable Fuels 2.5%
APA Corp. 15,636 379,642
Chevron Corp. 77,947 12,104,390
ConocoPhillips 50,726 4,798,172
Coterra Energy, Inc. 32,267 763,115
Devon Energy Corp. 25,084 879,445
Diamondback Energy, Inc. 7,765 1,111,171
EOG Resources, Inc. 22,092 2,476,955
EQT Corp. 24,767 1,348,068
Expand Energy Corp. 9,539 1,013,423
Exxon Mobil Corp. 173,050 19,511,388
Kinder Morgan, Inc. 79,216 2,242,605
Marathon Petroleum Corp. 12,423 2,394,409
Occidental Petroleum Corp.(a) 29,131 1,376,440
ONEOK, Inc. 25,264 1,843,514
Phillips 66 16,354 2,224,471
Targa Resources Corp. 8,739 1,464,132
Texas Pacific Land Corp. 808 754,381
Valero Energy Corp. 12,702 2,162,643
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 49,507 3,136,268
61,984,632
Passenger Airlines 0.1%
Delta Air Lines, Inc. 26,439 1,500,413
Southwest Airlines Co.(a) 21,505 686,225
United Airlines Holdings, Inc.* 12,987 1,253,245
3,439,883
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 9,638 849,301
Kenvue, Inc. 77,728 1,261,525
2,110,826
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co. 82,037 3,699,869
Eli Lilly & Co. 32,222 24,585,386
Johnson & Johnson 98,159 18,200,642
Merck & Co., Inc. 101,633 8,530,057
Pfizer, Inc. 230,032 5,861,215
Viatris, Inc. 46,363 458,994
Zoetis, Inc., Class A 18,040 2,639,613
63,975,776
Professional Services 0.5%
Automatic Data Processing,
Inc. 16,560 4,860,360
Broadridge Financial
Solutions, Inc. 4,726 1,125,591
Dayforce, Inc.*(a) 5,987 412,445
Equifax, Inc. 5,012 1,285,728
Jacobs Solutions, Inc. 4,736 709,737
Leidos Holdings, Inc. 5,110 965,586
Paychex, Inc. 13,037 1,652,570
Paycom Software, Inc. 2,028 422,108
Verisk Analytics, Inc., Class A 5,742 1,444,170
12,878,295
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,961 1,884,575
CoStar Group, Inc.* 17,317 1,461,036
3,345,611
Residential REITs 0.2%
AvalonBay Communities, Inc.
(a) 5,794 1,119,227
Camden Property Trust(a) 4,541 484,888
Equity Residential 14,343 928,422
Essex Property Trust, Inc.(a) 2,515 673,165
Invitation Homes, Inc. 23,663 694,036
Mid-America Apartment
Communities, Inc. 4,861 679,227
UDR, Inc. 12,968 483,188
5,062,153
Retail REITs 0.2%
Federal Realty Investment
Trust 3,176 321,761
Kimco Realty Corp. 28,138 614,815
Realty Income Corp.(a) 36,365 2,210,628
Regency Centers Corp.(a) 6,976 508,550
Simon Property Group, Inc. 12,786 2,399,549
6,055,303

6 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 12.7%
Advanced Micro Devices, Inc.* 65,863 10,655,975
Analog Devices, Inc. 20,234 4,971,494
Applied Materials, Inc. 32,600 6,674,524
Broadcom, Inc. 190,823 62,954,416
First Solar, Inc.* 4,513 995,252
Intel Corp.* 176,106 5,908,356
KLA Corp. 5,349 5,769,431
Lam Research Corp. 51,469 6,891,699
Microchip Technology, Inc. 21,510 1,381,372
Micron Technology, Inc. 45,303 7,580,098
Monolithic Power Systems,
Inc. 1,978 1,821,026
NVIDIA Corp. 989,931 184,701,326
NXP Semiconductors NV 10,197 2,322,163
ON Semiconductor Corp.*(a) 16,540 815,587
QUALCOMM, Inc. 43,757 7,279,414
Skyworks Solutions, Inc. 6,044 465,267
Teradyne, Inc. 6,351 874,152
Texas Instruments, Inc. 36,805 6,762,183
318,823,735
Software 10.5%
Adobe, Inc.* 17,230 6,077,883
AppLovin Corp., Class A*(a) 10,968 7,880,947
Autodesk, Inc.* 8,716 2,768,812
Cadence Design Systems,
Inc.* 11,139 3,912,685
Crowdstrike Holdings, Inc.,
Class A* 10,161 4,982,751
Datadog, Inc., Class A* 13,163 1,874,411
Fair Isaac Corp.* 965 1,444,151
Fortinet, Inc.* 26,781 2,251,746
Gen Digital, Inc.(a) 23,190 658,364
Intuit, Inc. 11,335 7,740,785
Microsoft Corp. 301,574 156,200,253
Oracle Corp. 67,204 18,900,453
Palantir Technologies, Inc.,
Class A* 92,234 16,825,326
Palo Alto Networks, Inc.* 27,011 5,499,980
PTC, Inc.* 4,884 991,550
Roper Technologies, Inc. 4,337 2,162,819
Salesforce, Inc. 38,858 9,209,346
ServiceNow, Inc.* 8,445 7,771,765
Synopsys, Inc.* 7,436 3,668,848
Tyler Technologies, Inc.* 1,735 907,683
Workday, Inc., Class A* 8,928 2,149,237
263,879,795
Specialized REITs 0.7%
American Tower Corp. 19,098 3,672,927
Crown Castle, Inc. 17,429 1,681,724
Digital Realty Trust, Inc. 12,915 2,232,745
Equinix, Inc. 3,974 3,112,596
Extra Space Storage, Inc. 8,846 1,246,755
Iron Mountain, Inc. 11,790 1,201,873
Public Storage 6,415 1,852,973
SBA Communications Corp.,
Class A 4,468 863,888
VICI Properties, Inc., Class A 42,051 1,371,283
Weyerhaeuser Co. 30,179 748,138
17,984,902
Common Stocks
Shares Value ($)
Specialty Retail 1.7%
AutoZone, Inc.* 682 2,925,944
Best Buy Co., Inc.(a) 8,054 609,044
CarMax, Inc.* 6,275 281,559
Home Depot, Inc. (The) 40,440 16,385,884
Lowe's Cos., Inc. 22,666 5,696,192
O'Reilly Automotive, Inc.* 34,414 3,710,173
Ross Stores, Inc. 13,413 2,044,007
TJX Cos., Inc. (The) 45,549 6,583,652
Tractor Supply Co. 21,112 1,200,639
Ulta Beauty, Inc.* 1,844 1,008,207
Williams-Sonoma, Inc. 4,837 945,392
41,390,693
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. 602,092 153,310,686
Dell Technologies, Inc., Class
C 12,170 1,725,341
Hewlett Packard Enterprise
Co. 53,026 1,302,319
HP, Inc.(a) 37,951 1,033,406
NetApp, Inc. 7,870 932,280
Seagate Technology Holdings
plc(a) 8,668 2,046,168
Super Micro Computer, Inc.*(a) 20,427 979,270
Western Digital Corp. 14,241 1,709,774
163,039,244
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.* 5,966 604,774
Lululemon Athletica, Inc.* 4,642 825,951
NIKE, Inc., Class B 48,045 3,350,178
Ralph Lauren Corp., Class A 1,554 487,272
Tapestry, Inc. 8,437 955,237
6,223,412
Tobacco 0.6%
Altria Group, Inc. 68,014 4,493,005
Philip Morris International, Inc. 63,217 10,253,797
14,746,802
Trading Companies & Distributors 0.3%
Fastenal Co. 46,803 2,295,219
United Rentals, Inc.(a) 2,623 2,504,073
WW Grainger, Inc. 1,805 1,720,093
6,519,385
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 7,944 1,105,725
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 19,455 4,657,138
Total Common Stocks
(cost $936,458,449) 2,314,173,783

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2025 (Unaudited) - Statement of Investments - 7
Purchased Options 0.5%
Number of
Contracts Value ($)
Call Options 0.5%
Future Equity Index Options: 0.5%
S&P 500 E-Mini Index
10/17/2025 at USD
6,575.00, European Style
Notional Amount: USD
260,115,750
Exchange Traded
*
772 7,420,850
S&P 500 E-Mini Index
11/21/2025 at USD
6,775.00, European Style
Notional Amount: USD
259,778,813
Exchange Traded
*
771 4,356,150
Total Purchased Options
(cost $4,925,569) 11,777,000
Short-Term Investment 2.9%
Shares
U.S. Treasury Obligation 2.9%
U.S. Treasury Bills, 4.05%,
2/5/2026(a) 73,000,000 72,034,443
Total Short-Term Investment
(cost $71,977,228) 72,034,443
Repurchase Agreements 1.6%
Principal
Amount ($)
BofA Securities, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,233, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00%
- 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,474,362, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$2,523,553.(b) 2,474,072 2,474,072
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$1,020,000.(b) 1,000,000 1,000,000
CF Secured, LLC,
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $10,001,167,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.39%
- 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$10,201,190.(b) 10,000,000 10,000,000
Citi Global Market, Inc.,
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $20,002,328,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$20,400,004.(b) 20,000,000 20,000,000
MetLife, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,233, collateralized
by U.S. Government
Treasury Securities,
ranging from 2.63%
- 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$2,041,054.(b) 2,000,000 2,000,000

8 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.14%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,230, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$2,040,007.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $39,474,072) 39,474,072
Total Investments
(cost $1,052,835,318) — 97.3% 2,437,459,298
Other assets in excess of liabilities — 2.7% 68,810,819
NET ASSETS — 100.0%
$ 2,506,270,117
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $130,548,778, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $39,474,072 and by
$93,762,010 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
2/15/2055, a total value of $133,236,082.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$39,474,072.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 2,278 12/2025 USD 265,600,563 5,664,238
Total long contracts 5,664,238
Short Contracts
S&P 500 E-Mini Index (73) 12/2025 USD (24,596,438) (141,729)
Total short contracts (141,729)
Net contracts 5,522,509
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2025 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,314,173,783 $ – $ – $ 2,314,173,783
Futures Contracts 5,664,238 – – 5,664,238
Purchased Option 11,777,000 – – 11,777,000
Repurchase Agreements – 39,474,072 – 39,474,072
Short-Term Investment – 72,034,443 – 72,034,443
Total Assets $ 2,331,615,021 $ 111,508,515 $ – $ 2,443,123,536
Liabilities:
Futures Contracts $ (141,729) $ – $ – $ (141,729)
Total Liabilities $ (141,729) $ – $ – $ (141,729)
Total $ 2,331,473,292 $ 111,508,515 $ – $ 2,442,981,807

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2025 (Unaudited) - Statement of Investments - 11
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:

12 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 11,777,000
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 5,664,238
Total $ 17,441,238
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (141,729)
Total $ (141,729)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 13
Common Stocks 89.2%
Shares Value ($)
Aerospace & Defense 3.5%
Howmet Aerospace, Inc. 13,950 2,737,409
L3Harris Technologies, Inc. 55,403 16,920,630
19,658,039
Air Freight & Logistics 0.4%
FedEx Corp.(a) 10,485 2,472,468
Automobiles 0.6%
Ford Motor Co. 288,734 3,453,259
Banks 11.0%
Bank of America Corp. 246,193 12,701,097
Citigroup, Inc. 99,480 10,097,220
Columbia Banking System,
Inc.(a) 130,274 3,353,253
Comerica, Inc. 94,477 6,473,564
First Horizon Corp. 349,438 7,900,793
JPMorgan Chase & Co. 64,937 20,483,078
61,009,005
Biotechnology 0.5%
Gilead Sciences, Inc. 22,901 2,542,011
Broadline Retail 1.9%
Amazon.com, Inc.* 48,986 10,755,856
Building Products 1.4%
Carlisle Cos., Inc. 16,902 5,560,082
Fortune Brands Innovations,
Inc. 43,058 2,298,867
7,858,949
Capital Markets 3.3%
Charles Schwab Corp. (The) 27,068 2,584,182
Goldman Sachs Group, Inc.
(The) 8,672 6,905,947
Intercontinental Exchange, Inc. 27,109 4,567,324
Morgan Stanley 25,807 4,102,281
18,159,734
Chemicals 0.5%
Mosaic Co. (The) 82,163 2,849,413
Communications Equipment 3.5%
Cisco Systems, Inc. 281,759 19,277,951
Construction Materials 2.4%
CRH plc 112,178 13,450,142
Consumer Finance 1.7%
Capital One Financial Corp. 45,608 9,695,349
Containers & Packaging 2.3%
International Paper Co.(a) 221,566 10,280,663
Packaging Corp. of America 12,066 2,629,543
12,910,206
Diversified Telecommunication Services 2.9%
AT&T, Inc. 577,416 16,306,228
Electric Utilities 0.7%
Constellation Energy Corp. 11,834 3,894,214
Electrical Equipment 1.7%
Emerson Electric Co. 17,670 2,317,951
Hubbell, Inc., Class B 17,181 7,393,156
9,711,107
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity plc 24,482 5,374,533
Common Stocks
Shares Value ($)
Entertainment 0.9%
Walt Disney Co. (The) 44,420 5,086,090
Financial Services 4.8%
Berkshire Hathaway, Inc.,
Class B* 39,942 20,080,441
Voya Financial, Inc. 85,279 6,378,869
26,459,310
Ground Transportation 1.8%
CSX Corp. 275,458 9,781,514
Health Care Equipment & Supplies 3.3%
Alcon AG CHF 55,320 4,121,893
Medtronic plc 150,702 14,352,859
18,474,752
Health Care Providers & Services 3.7%
Humana, Inc. 20,041 5,214,067
Labcorp Holdings, Inc.(a) 21,831 6,266,807
UnitedHealth Group, Inc. 26,783 9,248,170
20,729,044
Hotels, Restaurants & Leisure 1.7%
Las Vegas Sands Corp. 93,346 5,021,081
Royal Caribbean Cruises Ltd.
(a) 14,298 4,626,547
9,647,628
Industrial Conglomerates 0.6%
Honeywell International, Inc. 15,717 3,308,428
Insurance 5.8%
American International Group,
Inc. 58,726 4,612,340
Aon plc, Class A 32,619 11,631,283
Assurant, Inc. 70,841 15,344,161
Old Republic International
Corp. 14,100 598,827
32,186,611
IT Services 1.0%
International Business
Machines Corp. 18,948 5,346,368
Life Sciences Tools & Services 1.8%
Danaher Corp. 24,118 4,781,635
Thermo Fisher Scientific, Inc. 10,818 5,246,946
10,028,581
Machinery 1.6%
Caterpillar, Inc. 12,764 6,090,343
Cummins, Inc. 6,149 2,597,153
8,687,496
Media 1.1%
Omnicom Group, Inc. 74,955 6,111,081
Metals & Mining 2.1%
Freeport-McMoRan, Inc. 169,407 6,644,142
Newmont Corp. 58,193 4,906,252
11,550,394
Multi-Utilities 0.7%
Dominion Energy, Inc.(a) 63,401 3,878,239
Oil, Gas & Consumable Fuels 8.5%
Chevron Corp. 56,249 8,734,907
Diamondback Energy, Inc. 29,852 4,271,821
EQT Corp. 95,997 5,225,117
Exxon Mobil Corp. 97,136 10,952,084

14 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. 40,849 7,873,236
Permian Resources Corp.,
Class A 188,018 2,406,631
Phillips 66 56,263 7,652,893
47,116,689
Passenger Airlines 1.0%
Delta Air Lines, Inc. 94,462 5,360,718
Personal Care Products 1.3%
Estee Lauder Cos., Inc. (The),
Class A 59,611 5,252,921
Kenvue , Inc. 123,547 2,005,168
7,258,089
Pharmaceuticals 3.6%
Johnson & Johnson 108,877 20,187,973
Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc. 36,884 7,551,630
Software 1.1%
Dolby Laboratories, Inc., Class
A 85,651 6,198,563
Specialized REITs 0.9%
Weyerhaeuser Co. 195,457 4,845,379
Tobacco 0.8%
Philip Morris International, Inc. 27,806 4,510,133
Trading Companies & Distributors 0.4%
Ferguson Enterprises, Inc. 11,297 2,537,080
Total Common Stocks
(cost $376,008,524) 496,220,254
Purchased Options 0.5%
Number of
Contracts
Call Options 0.5%
Future Equity Index Options: 0.5%
S&P 500 E-Mini Index
10/17/2025 at USD
6,575.00, European Style
Notional Amount: USD
57,616,313
Exchange Traded
*
171 1,643,737
S&P 500 E-Mini Index
11/21/2025 at USD
6,775.00, European Style
Notional Amount: USD
57,616,313
Exchange Traded
*
171 966,150
Total Purchased Options
(cost $1,091,682) 2,609,887
Short-Term Investment 3.9%
Shares
U.S. Treasury Obligation 3.9%
U.S. Treasury Bills, 4.05%,
2/5/2026(a) 22,000,000 21,709,010
Total Short-Term Investment
(cost $21,691,767) 21,709,010
Repurchase Agreements 0.9%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
4.19%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,233, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.63%, maturing
10/31/2026 - 2/15/2055;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,908,109, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$2,965,923.(b) 2,907,768 2,907,768
Total Repurchase Agreements
(cost $4,907,768) 4,907,768
Total Investments
(cost $403,699,741) — 94.5% 525,446,919
Other assets in excess of liabilities — 5.5% 30,484,986
NET ASSETS — 100.0%
$ 555,931,905
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $26,969,923, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,907,768 and by
$22,601,517 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
2/15/2055, a total value of $27,509,285.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$4,907,768.
REIT Real Estate Investment Trust
Currency:
CHF Switzerland Franc
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 15
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 464 12/2025 USD 46,799,040 341,977
U.S. Treasury Long Bond 522 12/2025 USD 60,861,938 1,297,951
Total long contracts 1,639,928
Short Contracts
S&P 500 E-Mini Index (161) 12/2025 USD (54,246,938) (659,647)
Total short contracts (659,647)
Net contracts 980,281
Currency:
USD United States Dollar

16 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 496,220,254 $ – $ – $ 496,220,254
Futures Contracts 1,639,928 – – 1,639,928
Purchased Option 2,609,887 – – 2,609,887
Repurchase Agreements – 4,907,768 – 4,907,768
Short-Term Investment – 21,709,010 – 21,709,010
Total Assets $ 500,470,069 $ 26,616,778 $ – $ 527,086,847
Liabilities:
Futures Contracts $ (659,647) $ – $ – $ (659,647)
Total Liabilities $ (659,647) $ – $ – $ (659,647)
Total $ 499,810,422 $ 26,616,778 $ – $ 526,427,200

18 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2025 (Unaudited) - Statement of Investments - 19
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,609,887
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 341,977
Interest rate risk Unrealized appreciation from futures contracts 1,297,951
Total $ 4,249,815
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (659,647)
Total $ (659,647)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
Common Stocks 97 .5%
Shares Value ($)
Broadline Retail 1 .5%
Amazon.com, Inc.* 1,422 312,228
Communications Equipment 2 .0%
Arista Networks, Inc.* 2,905 423,287
Electronic Equipment, Instruments & Components 2 .8%
Celestica, Inc.* 774 190,698
Coherent Corp.* 2,655 285,997
Corning, Inc. 1,333 109,346
586,041
Entertainment 2 .1%
Spotify Technology SA* 301 210,098
Take-Two Interactive Software,
Inc.* 866 223,740
433,838
Financial Services 1 .4%
Toast, Inc., Class A* 7,788 284,340
Interactive Media & Services 16 .9%
Alphabet, Inc., Class A 7,579 1,842,455
Meta Platforms, Inc., Class A 1,614 1,185,289
Pinterest, Inc., Class A* 8,009 257,650
ZoomInfo Technologies, Inc.,
Class A* 17,400 189,834
3,475,228
IT Services 6 .6%
International Business
Machines Corp. 1,156 326,177
MongoDB, Inc., Class A* 1,368 424,600
Shopify, Inc., Class A* 2,566 381,333
Snowflake, Inc., Class A* 976 220,137
1,352,247
Semiconductors & Semiconductor Equipment 27 .3%
Advanced Micro Devices, Inc.* 3,151 509,800
Applied Materials, Inc. 1,044 213,749
ASML Holding NV
(Registered), ADR-NL 236 228,469
Astera Labs, Inc.* 914 178,961
Broadcom, Inc. 2,787 919,459
Microchip Technology, Inc. 5,726 367,724
Micron Technology, Inc. 3,536 591,643
NVIDIA Corp. 10,682 1,993,048
ON Semiconductor Corp.* 5,807 286,343
Texas Instruments, Inc. 1,772 325,570
5,614,766
Software 29 .2%
Adobe, Inc.* 1,107 390,494
AppLovin Corp., Class A* 852 612,196
Atlassian Corp., Class A* 1,443 230,447
Crowdstrike Holdings, Inc.,
Class A* 691 338,853
Dynatrace, Inc.* 5,153 249,663
Guidewire Software, Inc.* 938 215,609
Klaviyo, Inc., Class A* 4,772 132,137
Microsoft Corp. 3,804 1,970,282
Monday.com Ltd.* 987 191,172
Oracle Corp. 2,423 681,444
Palantir Technologies, Inc.,
Class A* 1,127 205,587
Salesforce, Inc. 2,171 514,527
Common Stocks
Shares Value ($)
Software
Synopsys, Inc.* 553 272,845
6,005,256
Technology Hardware, Storage & Peripherals 7 .7%
Apple, Inc. 5,108 1,300,650
Seagate Technology Holdings
plc 1,199 283,036
1,583,686
Total Investments
(cost $13,802,999) — 97.5% 20,070,917
Other assets in excess of liabilities — 2.5% 511,977
NET ASSETS — 100.0%
$ 20,582,894
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands

NVIT J.P. Morgan Digital Evolution Strategy Fund - September 30, 2025 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 20,070,917 $ – $ – $ 20,070,917
Total $ 20,070,917 $ – $ – $ 20,070,917
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Common Stocks 97 .6%
Shares Value ($)
Aerospace & Defense 1 .5%
Boeing Co. (The)* 660 142,448
Beverages 3 .0%
Celsius Holdings, Inc.* 2,135 122,741
PepsiCo, Inc. 1,143 160,523
283,264
Biotechnology 3 .2%
Gilead Sciences, Inc. 1,257 139,527
Insmed, Inc.* 660 95,047
Natera, Inc.* 367 59,076
293,650
Broadline Retail 7 .0%
Amazon.com, Inc.* 2,530 555,512
Global-e Online Ltd.* 2,736 97,839
653,351
Building Products 1 .0%
Trane Technologies plc 220 92,831
Capital Markets 4 .5%
Blackstone, Inc. 880 150,348
Charles Schwab Corp. (The) 1,760 168,027
Coinbase Global, Inc., Class
A* 293 98,885
417,260
Chemicals 2 .1%
Sherwin-Williams Co. (The) 550 190,443
Communications Equipment 1 .9%
Arista Networks, Inc.* 816 118,899
Lumentum Holdings, Inc.* 372 60,528
179,427
Construction & Engineering 1 .2%
Quanta Services, Inc. 259 107,335
Consumer Finance 2 .4%
American Express Co. 660 219,226
Electric Utilities 1 .2%
NextEra Energy, Inc. 1,467 110,744
Electrical Equipment 2 .6%
Eaton Corp. plc 293 109,655
GE Vernova, Inc. 220 135,278
244,933
Energy Equipment & Services 1 .6%
Baker Hughes Co., Class A 3,119 151,958
Entertainment 1 .9%
Netflix, Inc.* 147 176,241
Financial Services 2 .5%
Corpay, Inc.* 513 147,775
Toast, Inc., Class A* 2,237 81,673
229,448
Ground Transportation 1 .4%
Old Dominion Freight Line, Inc. 917 129,095
Health Care Equipment & Supplies 2 .4%
Boston Scientific Corp.* 1,137 111,006
Stryker Corp. 293 108,313
219,319
Health Care Providers & Services 1 .4%
Humana, Inc. 515 133,987
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1 .3%
Carnival Corp.* 2,493 72,072
Cava Group, Inc.* 807 48,751
120,823
Independent Power and Renewable Electricity Producers
0 .4%
Vistra Corp. 182 35,657
Insurance 1 .2%
Kinsale Capital Group, Inc. 257 109,292
Interactive Media & Services 7 .2%
Alphabet, Inc., Class A 1,292 314,085
Meta Platforms, Inc., Class A 480 352,503
666,588
Life Sciences Tools & Services 1 .5%
Thermo Fisher Scientific, Inc. 295 143,081
Machinery 0 .7%
Deere & Co. 147 67,217
Personal Care Products 1 .3%
elf Beauty, Inc.* 885 117,245
Pharmaceuticals 0 .6%
Eli Lilly & Co. 74 56,462
Real Estate Management & Development 1 .7%
Zillow Group, Inc., Class C* 2,063 158,954
Semiconductors & Semiconductor Equipment 14 .0%
ASML Holding NV
(Registered), ADR-NL 111 107,458
Broadcom, Inc. 629 207,513
NVIDIA Corp. 4,143 773,001
NXP Semiconductors NV 407 92,686
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 440 122,888
1,303,546
Software 15 .5%
AppLovin Corp., Class A* 257 184,665
Autodesk, Inc.* 477 151,529
Braze, Inc., Class A* 3,282 93,340
Datadog, Inc., Class A* 1,063 151,371
Microsoft Corp. 1,283 664,530
Oracle Corp. 367 103,215
Unity Software, Inc.* 2,175 87,087
1,435,737
Specialty Retail 2 .1%
RH* 403 81,874
Williams-Sonoma, Inc. 594 116,097
197,971
Technology Hardware, Storage & Peripherals 3 .0%
Apple, Inc. 1,105 281,366
Textiles, Apparel & Luxury Goods 1 .3%
NIKE, Inc., Class B 1,687 117,634

NVIT J.P. Morgan Innovators Fund - September 30, 2025 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Tobacco 3 .0%
Philip Morris International, Inc. 1,723 279,471
Total Investments
(cost $6,490,919) — 97.6% 9,066,004
Other assets in excess of liabilities — 2.4% 223,702
NET ASSETS — 100.0%
$ 9,289,706
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
TW Taiwan

24 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Innovators Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 9,066,004 $ – $ – $ 9,066,004
Total $ 9,066,004 $ – $ – $ 9,066,004
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Large Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 25
Common Stocks 96 .9%
Shares Value ($)
Aerospace & Defense 1 .7%
GE Aerospace 1,340 403,099
RTX Corp. 858 143,569
TransDigm Group, Inc. 78 102,805
649,473
Automobiles 3 .4%
Tesla, Inc.* 2,858 1,271,010
Beverages 0 .6%
Coca-Cola Co. (The) 3,097 205,393
Biotechnology 3 .7%
AbbVie, Inc. 1,274 294,982
Alnylam Pharmaceuticals, Inc.* 412 187,872
Gilead Sciences, Inc. 1,870 207,570
Insmed, Inc.* 3,100 446,431
Natera, Inc.* 1,407 226,485
1,363,340
Broadline Retail 6 .0%
Alibaba Group Holding Ltd.,
ADR-CN 1,992 356,030
Amazon.com, Inc.* 5,410 1,187,874
MercadoLibre, Inc.* 139 324,834
Sea Ltd., ADR-SG* 2,001 357,639
2,226,377
Building Products 0 .3%
Trane Technologies plc 257 108,444
Capital Markets 3 .6%
Blackstone, Inc. 837 143,001
Charles Schwab Corp. (The) 2,229 212,803
Goldman Sachs Group, Inc.
(The) 601 478,606
Intercontinental Exchange, Inc. 520 87,609
KKR & Co., Inc. 347 45,093
Robinhood Markets, Inc.,
Class A* 2,637 377,566
1,344,678
Communications Equipment 0 .5%
Arista Networks, Inc.* 1,296 188,840
Construction & Engineering 0 .5%
Quanta Services, Inc. 441 182,759
Consumer Finance 0 .6%
SoFi Technologies, Inc.* 8,101 214,028
Consumer Staples Distribution & Retail 1 .7%
Walmart, Inc. 6,299 649,175
Electrical Equipment 1 .2%
Eaton Corp. plc 50 18,713
GE Vernova, Inc. 707 434,734
453,447
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 1,837 227,329
Celestica, Inc.* 500 123,190
350,519
Entertainment 3 .1%
Netflix, Inc.* 591 708,562
ROBLOX Corp., Class A* 2,732 378,436
Spotify Technology SA* 107 74,686
1,161,684
Common Stocks
Shares Value ($)
Financial Services 3 .4%
Berkshire Hathaway, Inc.,
Class B* 267 134,231
Mastercard, Inc., Class A 1,760 1,001,106
Visa, Inc., Class A 381 130,066
1,265,403
Ground Transportation 0 .8%
Uber Technologies, Inc.* 3,209 314,386
Health Care Equipment & Supplies 0 .8%
Abbott Laboratories 2,154 288,507
Intuitive Surgical, Inc.* 36 16,100
304,607
Health Care Providers & Services 0 .8%
Hims & Hers Health, Inc.* 2,606 147,812
McKesson Corp. 203 156,826
304,638
Hotels, Restaurants & Leisure 3 .0%
Booking Holdings, Inc. 60 323,956
DoorDash, Inc., Class A* 2,205 599,738
McDonald's Corp. 590 179,295
1,102,989
Household Durables 0 .5%
DR Horton, Inc. 1,002 169,809
Independent Power and Renewable Electricity Producers
0 .3%
Vistra Corp. 602 117,944
Industrial Conglomerates 1 .2%
3M Co. 2,959 459,178
Interactive Media & Services 9 .1%
Alphabet, Inc., Class C 5,849 1,424,524
Meta Platforms, Inc., Class A 2,700 1,982,826
3,407,350
IT Services 3 .7%
Cloudflare, Inc., Class A* 1,274 273,388
International Business
Machines Corp. 1,725 486,726
Shopify, Inc., Class A* 3,079 457,570
Snowflake, Inc., Class A* 405 91,348
Twilio, Inc., Class A* 859 85,977
1,395,009
Machinery 0 .3%
Deere & Co. 247 112,943
Oil, Gas & Consumable Fuels 0 .3%
Cheniere Energy, Inc. 409 96,107
Pharmaceuticals 0 .4%
Eli Lilly & Co. 24 18,312
Johnson & Johnson 607 112,550
130,862
Semiconductors & Semiconductor Equipment 17 .3%
Broadcom, Inc. 5,030 1,659,447
Lam Research Corp. 173 23,165
NVIDIA Corp. 24,396 4,551,806
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 870 242,982
6,477,400

26 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Software 17 .9%
AppLovin Corp., Class A* 517 371,485
Crowdstrike Holdings, Inc.,
Class A* 355 174,085
Intuit, Inc. 400 273,164
Microsoft Corp. 7,676 3,975,784
Oracle Corp. 3,388 952,841
Palantir Technologies, Inc.,
Class A* 2,655 484,325
Palo Alto Networks, Inc.* 861 175,317
ServiceNow, Inc.* 305 280,686
6,687,687
Specialty Retail 1 .1%
AutoZone, Inc.* 28 120,127
Carvana Co., Class A* 768 289,720
409,847
Technology Hardware, Storage & Peripherals 6 .8%
Apple, Inc. 10,001 2,546,555
Tobacco 1 .4%
Philip Morris International, Inc. 3,266 529,745
Total Investments
(cost $26,010,631) — 96.9% 36,201,626
Other assets in excess of liabilities — 3.1% 1,143,415
NET ASSETS — 100.0%
$ 37,345,041
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
SG Singapore
TW Taiwan

NVIT J.P. Morgan Large Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 36,201,626 $ – $ – $ 36,201,626
Total $ 36,201,626 $ – $ – $ 36,201,626
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 2 .6%
Howmet Aerospace, Inc. 53,515 10,501,249
Northrop Grumman Corp. 34,395 20,957,561
31,458,810
Automobiles 1 .6%
Tesla, Inc.* 44,347 19,721,998
Banks 3 .6%
US Bancorp 185,459 8,963,233
Wells Fargo & Co. 404,006 33,863,783
42,827,016
Biotechnology 2 .8%
AbbVie, Inc. 81,264 18,815,866
Regeneron Pharmaceuticals,
Inc. 12,975 7,295,453
Vertex Pharmaceuticals, Inc.* 20,551 8,048,594
34,159,913
Broadline Retail 4 .1%
Amazon.com, Inc.* 224,080 49,201,246
Building Products 2 .1%
Carrier Global Corp. 156,874 9,365,378
Trane Technologies plc 37,280 15,730,669
25,096,047
Capital Markets 3 .7%
Ameriprise Financial, Inc. 24,250 11,912,813
Blackstone, Inc. 113,679 19,422,057
Morgan Stanley 80,818 12,846,829
44,181,699
Construction Materials 1 .9%
Vulcan Materials Co. 73,499 22,609,762
Consumer Finance 2 .3%
American Express Co. 82,676 27,461,660
Consumer Staples Distribution & Retail 2 .1%
Walmart, Inc. 246,153 25,368,528
Electric Utilities 3 .3%
Entergy Corp. 70,266 6,548,089
NextEra Energy, Inc. 245,607 18,540,872
Southern Co. (The) 150,947 14,305,247
39,394,208
Electrical Equipment 1 .4%
Eaton Corp. plc 46,607 17,442,670
Energy Equipment & Services 2 .6%
Baker Hughes Co., Class A 647,257 31,534,361
Entertainment 2 .1%
Walt Disney Co. (The) 221,130 25,319,385
Financial Services 2 .7%
Mastercard, Inc., Class A 57,927 32,949,457
Food Products 1 .2%
Mondelez International, Inc.,
Class A 231,400 14,455,558
Health Care Equipment & Supplies 3 .8%
Edwards Lifesciences Corp.* 176,066 13,692,653
Medtronic plc 173,608 16,534,426
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Stryker Corp. 42,629 15,758,662
45,985,741
Hotels, Restaurants & Leisure 3 .4%
Chipotle Mexican Grill, Inc.,
Class A* 149,235 5,848,520
Marriott International, Inc.,
Class A 36,006 9,377,403
McDonald's Corp. 83,005 25,224,389
40,450,312
Industrial REITs 0 .6%
Prologis, Inc. 63,408 7,261,484
Insurance 3 .7%
Arthur J Gallagher & Co. 77,211 23,915,335
Progressive Corp. (The) 44,409 10,966,803
Travelers Cos., Inc. (The) 34,791 9,714,343
44,596,481
Interactive Media & Services 7 .6%
Alphabet, Inc., Class A 199,337 48,458,824
Meta Platforms, Inc., Class A 58,152 42,705,666
91,164,490
Machinery 1 .0%
Deere & Co. 26,304 12,027,767
Pharmaceuticals 1 .5%
Eli Lilly & Co. 24,403 18,619,489
Semiconductors & Semiconductor Equipment 14 .4%
ASML Holding NV
(Registered), ADR-NL 10,172 9,847,412
Broadcom, Inc. 78,284 25,826,675
NVIDIA Corp. 594,578 110,936,363
NXP Semiconductors NV 120,332 27,403,206
174,013,656
Software 13 .1%
Intuit, Inc. 20,713 14,145,115
Microsoft Corp. 204,780 106,065,801
Oracle Corp. 78,365 22,039,372
ServiceNow, Inc.* 17,292 15,913,482
158,163,770
Specialty Retail 2 .5%
Lowe's Cos., Inc. 119,848 30,119,001
Technology Hardware, Storage & Peripherals 7 .4%
Apple, Inc. 349,387 88,964,412
Trading Companies & Distributors 0 .3%
United Rentals, Inc. 4,443 4,241,554
Total Investments
(cost $971,693,818) — 99.4% 1,198,790,475
Other assets in excess of liabilities — 0.6% 6,812,793
NET ASSETS — 100.0%
$ 1,205,603,268

NVIT J.P. Morgan U.S. Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 29
* Denotes a non-income producing security. ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

30 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT J.P. Morgan U.S. Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of September 30, 2025, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,198,790,475 $ – $ – $ 1,198,790,475
Total $ 1,198,790,475 $ – $ – $ 1,198,790,475
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 99.2%
Shares Value ($)
Automobiles 3.6%
Tesla, Inc.* 1,834 815,616
Banks 0.9%
NU Holdings Ltd., Class A* 13,375 214,134
Broadline Retail 8.1%
Alibaba Group Holding Ltd.,
ADR-CN 2,853 509,917
Amazon.com, Inc.* 1,632 358,338
MercadoLibre, Inc.* 176 411,301
Sea Ltd., ADR-SG* 3,250 580,873
1,860,429
Capital Markets 6.3%
Coinbase Global, Inc., Class
A* 686 231,518
Robinhood Markets, Inc.,
Class A* 8,480 1,214,167
1,445,685
Communications Equipment 3.1%
Arista Networks, Inc.* 2,250 327,848
Ciena Corp.* 2,627 382,675
710,523
Electrical Equipment 0.7%
Vicor Corp.* 3,015 149,906
Entertainment 9.9%
Netflix, Inc.* 695 833,249
ROBLOX Corp., Class A* 677 93,778
Spotify Technology SA* 613 427,874
Take-Two Interactive Software,
Inc.* 3,474 897,543
2,252,444
Ground Transportation 1.6%
Uber Technologies, Inc.* 3,710 363,469
Health Care Technology 1.9%
Veeva Systems, Inc., Class A* 1,451 432,267
Hotels, Restaurants & Leisure 1.3%
Booking Holdings, Inc. 55 296,960
Insurance 0.6%
Lemonade, Inc.* 2,610 139,713
Interactive Media & Services 8.1%
Alphabet, Inc., Class C 2,823 687,542
Meta Platforms, Inc., Class A 1,106 812,224
Reddit, Inc., Class A* 1,478 339,925
1,839,691
IT Services 8.7%
Cloudflare, Inc., Class A* 606 130,042
Shopify, Inc., Class A* 4,466 663,692
Snowflake, Inc., Class A* 4,177 942,122
Twilio, Inc., Class A* 2,557 255,930
1,991,786
Life Sciences Tools & Services 1.4%
Tempus AI, Inc., Class A* 4,060 327,683
Media 0.2%
EchoStar Corp., Class A* 541 41,311
Semiconductors & Semiconductor Equipment 20.5%
Advanced Micro Devices, Inc.* 1,160 187,676
Allegro MicroSystems, Inc.* 3,779 110,347
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
ARM Holdings plc, ADR* 439 62,114
ASML Holding NV
(Registered), ADR-NL 218 211,044
Broadcom, Inc. 2,284 753,514
Credo Technology Group
Holding Ltd.* 4,774 695,142
Lam Research Corp. 3,337 446,824
MACOM Technology Solutions
Holdings, Inc.* 314 39,090
Micron Technology, Inc. 1,446 241,945
NVIDIA Corp. 6,364 1,187,395
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 2,703 754,921
4,690,012
Software 21.6%
AppLovin Corp., Class A* 445 319,750
Cadence Design Systems,
Inc.* 567 199,164
Crowdstrike Holdings, Inc.,
Class A* 566 277,555
Datadog, Inc., Class A* 1,002 142,685
Figma, Inc., Class A*(a) 1,539 79,828
HubSpot, Inc.* 542 253,548
Intuit, Inc. 722 493,061
Microsoft Corp. 1,058 547,991
Oracle Corp. 3,260 916,842
Palantir Technologies, Inc.,
Class A* 1,226 223,647
Palo Alto Networks, Inc.* 1,332 271,222
ServiceNow, Inc.* 789 726,101
ServiceTitan, Inc., Class A* 1,861 187,645
Zoom Communications, Inc.,
Class A* 3,441 283,882
4,922,921
Specialized REITs 0.3%
SBA Communications Corp.,
Class A 324 62,645
Specialty Retail 0.4%
Warby Parker, Inc., Class A* 3,755 103,563
Total Common Stocks
(cost $13,691,497) 22,660,758

NVIT J.P. Morgan US Technology Leaders Fund - September 30, 2025 (Unaudited) - Statement of Investments - 33
Repurchase Agreement 0.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$83,446, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$85,105.(b) 83,437 83,437
Total Repurchase Agreement
(cost $83,437) 83,437
Total Investments
(cost $13,774,934) — 99.6% 22,744,195
Other assets in excess of liabilities — 0.4% 83,996
NET ASSETS — 100.0%
$ 22,828,191
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities
on loan as of September 30, 2025 was $79,776, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $83,437.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was $83,437.
ADR American Depositary Receipt
CN China
NL Netherlands
REIT Real Estate Investment Trust
SG Singapore
TW Taiwan

34 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 22,660,758 $ – $ – $ 22,660,758
Repurchase Agreement – 83,437 – 83,437
Total $ 22,660,758 $ 83,437 $ – $ 22,744,195
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Allspring Discovery Fund - September 30, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 98 .6%
Shares Value ($)
BRAZIL 1 .3%
Broadline Retail 1 .3%
MercadoLibre, Inc. * 2,520 5,889,089
CANADA 3 .5%
Commercial Services & Supplies 1 .3%
RB Global, Inc. 53,619 5,810,155
Electronic Equipment, Instruments & Components 2 .2%
Celestica, Inc. * 40,697 10,026,927
15,837,082
DENMARK 1 .2%
Biotechnology 1 .2%
Ascendis Pharma A/S, ADR * 26,648 5,297,889
ISRAEL 1 .2%
Pharmaceuticals 1 .2%
Teva Pharmaceutical Industries
Ltd., ADR * 275,244 5,559,929
UNITED STATES 91 .4%
Aerospace & Defense 4 .6%
ATI, Inc. *(a) 46,892 3,814,195
Curtiss-Wright Corp. 17,082 9,274,501
Mercury Systems, Inc. *(a) 94,669 7,327,381
20,416,077
Biotechnology 5 .2%
ADMA Biologics, Inc. *(a) 191,199 2,802,977
Insmed, Inc. * 40,113 5,776,673
Natera, Inc. * 25,133 4,045,659
Neurocrine Biosciences, Inc. * 35,892 5,038,519
Soleno Therapeutics, Inc. * 34,058 2,302,321
Vericel Corp. *(a) 100,938 3,176,519
23,142,668
Building Products 1 .1%
AAON, Inc. (a) 54,566 5,098,647
Capital Markets 1 .3%
Miami International Holdings, Inc. * 57,046 2,296,672
Robinhood Markets, Inc., Class A * 25,588 3,663,690
5,960,362
Commercial Services & Supplies 2 .9%
Casella Waste Systems, Inc.,
Class A * 98,669 9,361,715
Tetra Tech, Inc. 108,090 3,608,044
12,969,759
Construction & Engineering 6 .4%
Argan, Inc. (a) 23,952 6,468,238
Construction Partners, Inc., Class
A *(a) 79,930 10,151,110
EMCOR Group, Inc. 18,708 12,151,594
28,770,942
Diversified Consumer Services 1 .5%
Adtalem Global Education, Inc. * 43,074 6,652,779
Electrical Equipment 0 .6%
Power Solutions International, Inc.
*(a) 26,700 2,622,474
Electronic Equipment, Instruments & Components 2 .1%
Novanta, Inc. * 43,337 4,340,201
Teledyne Technologies, Inc. * 8,968 5,255,606
9,595,807
Entertainment 3 .6%
Liberty Media Corp-Liberty Live,
Class C *(a) 79,333 7,692,921
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment
TKO Group Holdings, Inc., Class A 42,601 8,603,698
16,296,619
Financial Services 4 .6%
Affirm Holdings, Inc., Class A * 101,621 7,426,463
Equitable Holdings, Inc. 176,204 8,947,639
Toast, Inc., Class A * 115,647 4,222,272
20,596,374
Ground Transportation 1 .2%
Saia, Inc. *(a) 17,748 5,313,041
Health Care Equipment & Supplies 4 .7%
Glaukos Corp. * 41,535 3,387,179
iRhythm Technologies, Inc. *(a) 56,365 9,694,217
Penumbra, Inc. * 31,038 7,862,546
20,943,942
Health Care Providers & Services 7 .5%
Guardant Health, Inc. *(a) 82,960 5,183,341
HealthEquity, Inc. * 78,511 7,440,487
Option Care Health, Inc. *(a) 190,654 5,292,555
RadNet, Inc. * 125,079 9,532,270
Tenet Healthcare Corp. * 29,813 6,053,232
33,501,885
Hotels, Restaurants & Leisure 5 .3%
Dutch Bros, Inc., Class A * 109,574 5,735,103
Hyatt Hotels Corp., Class A 38,757 5,500,781
Viking Holdings Ltd. *(a) 97,919 6,086,645
Wingstop, Inc. 24,995 6,290,742
23,613,271
Household Durables 2 .3%
SharkNinja, Inc. * 41,707 4,302,077
Taylor Morrison Home Corp.,
Class A * 88,005 5,809,210
10,111,287
Independent Power and Renewable Electricity Producers 2 .8%
Talen Energy Corp. *(a) 29,971 12,749,064
Insurance 1 .3%
Ryan Specialty Holdings, Inc.,
Class A (a) 106,754 6,016,655
Life Sciences Tools & Services 1 .1%
Repligen Corp. * 35,806 4,786,188
Machinery 3 .0%
Esab Corp. 47,891 5,351,340
RBC Bearings, Inc. * 20,226 7,894,006
13,245,346
Metals & Mining 1 .9%
Carpenter Technology Corp. 34,846 8,556,087
Professional Services 2 .0%
Parsons Corp. *(a) 57,140 4,738,049
UL Solutions, Inc., Class A (a) 61,198 4,336,490
9,074,539
Real Estate Management & Development 1 .6%
Jones Lang LaSalle, Inc. * 23,776 7,091,905
Semiconductors & Semiconductor Equipment 5 .5%
Astera Labs, Inc. * 33,095 6,480,001
Impinj, Inc. *(a) 23,641 4,273,111
Monolithic Power Systems, Inc. 6,591 6,067,938
Rambus, Inc. *(a) 72,699 7,575,236
24,396,286

2 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Software 12 .0%
Clearwater Analytics Holdings,
Inc., Class A * 328,776 5,924,544
Commvault Systems, Inc. * 42,915 8,101,493
Guidewire Software, Inc. * 31,458 7,230,936
Procore Technologies, Inc. * 90,107 6,570,602
SailPoint, Inc. *(a) 161,823 3,573,052
Samsara, Inc., Class A * 128,917 4,802,158
ServiceTitan, Inc., Class A *(a) 39,258 3,958,384
Tyler Technologies, Inc. * 11,279 5,900,722
Varonis Systems, Inc., Class B * 125,358 7,204,324
53,266,215
Specialty Retail 2 .6%
Burlington Stores, Inc. * 19,934 5,073,203
Chewy, Inc., Class A * 161,506 6,532,918
11,606,121
Trading Companies & Distributors 2 .7%
Applied Industrial Technologies,
Inc. 27,671 7,223,515
SiteOne Landscape Supply, Inc. * 38,204 4,920,675
12,144,190
408,538,530
Total Common Stocks
(cost $327,966,910) 441,122,519
Repurchase Agreements 4 .9%
Principal
Amount ($)
BNP Paribas Securities Corp.,
4.19%, dated 9/30/2025, due
10/1/2025, repurchase price
$15,001,746, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
10/31/2026 - 2/15/2055; total
market value $15,300,002.(b) 15,000,000 15,000,000
BofA Securities, Inc., 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$1,000,117, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 5.50%, maturing
7/25/2045 - 10/20/2066; total
market value $1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025, due
10/1/2025, repurchase price
$986,339, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075; total
market value $1,005,948.(b) 986,224 986,224
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc., 4.19%,
dated 9/30/2025, due
10/1/2025, repurchase price
$3,000,349, collateralized by
U.S. Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028; total
market value $3,060,001.(b) 3,000,000 3,000,000
MetLife, Inc., 4.20%, dated
9/30/2025, due 10/1/2025,
repurchase price $2,000,233,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $2,041,054.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $21,986,224) 21,986,224
Total Investments
(cost $349,953,134) — 103.5% 463,108,743
Liabilities in excess of other assets — (3.5)% (15,641,211)
NET ASSETS — 100.0%
$447,467,532
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $64,269,928, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $21,986,224 and by
$43,671,982 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
2/15/2055, a total value of $65,658,206.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$21,986,224.
ADR American Depositary Receipt

NVIT Allspring Discovery Fund - September 30, 2025 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

4 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Allspring Discovery Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 441,122,519 $ – $ – $ 441,122,519
Repurchase Agreements – 21,986,224 – 21,986,224
Total $ 441,122,519 $ 21,986,224 $ – $ 463,108,743
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Equity and Options Total Return Fund (formerly, NVIT AQR Large Cap Defensive Style Fund) - September 30, 2025
(Unaudited) - Statement of Investments - 5
Common Stocks 99 .8%
Shares Value ($)
Aerospace & Defense 3 .3%
Howmet Aerospace, Inc. 40,175 7,883,540
Northrop Grumman Corp. 10,226 6,230,906
RTX Corp. 39,396 6,592,133
Textron, Inc. 23,180 1,958,478
22,665,057
Air Freight & Logistics 0 .3%
United Parcel Service, Inc.,
Class B 23,472 1,960,616
Automobile Components 0 .2%
Aptiv plc* 12,759 1,100,081
Automobiles 1 .8%
Tesla, Inc.* 27,562 12,257,373
Banks 4 .1%
Bank of America Corp. 178,864 9,227,594
First Citizens BancShares,
Inc., Class A 1,173 2,098,685
Wells Fargo & Co. 201,898 16,923,090
28,249,369
Beverages 0 .8%
Coca-Cola Co. (The) 41,977 2,783,914
PepsiCo, Inc. 18,554 2,605,724
5,389,638
Biotechnology 2 .4%
AbbVie, Inc. 45,093 10,440,833
Regeneron Pharmaceuticals,
Inc. 6,574 3,696,363
Vertex Pharmaceuticals, Inc.* 5,990 2,345,924
16,483,120
Broadline Retail 4 .3%
Amazon.com, Inc.* 135,037 29,650,074
Building Products 0 .9%
Trane Technologies plc 15,388 6,493,120
Capital Markets 3 .8%
Ameriprise Financial, Inc. 10,859 5,334,484
Blackstone, Inc. 21,086 3,602,543
Charles Schwab Corp. (The) 57,073 5,448,759
CME Group, Inc. 16,508 4,460,297
Morgan Stanley 30,776 4,892,153
State Street Corp. 21,329 2,474,377
26,212,613
Chemicals 0 .8%
Axalta Coating Systems Ltd.* 87,898 2,515,641
DuPont de Nemours, Inc. 28,196 2,196,468
Linde plc 1,850 878,750
5,590,859
Communications Equipment 0 .4%
Arista Networks, Inc.* 10,519 1,532,723
Motorola Solutions, Inc. 2,727 1,247,030
2,779,753
Consumer Finance 1 .2%
American Express Co. 24,641 8,184,754
Consumer Staples Distribution & Retail 1 .6%
BJ's Wholesale Club Holdings,
Inc.* 25,761 2,402,213
Costco Wholesale Corp. 2,337 2,163,197
Performance Food Group Co.* 34,867 3,627,563
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Walmart, Inc. 29,510 3,041,301
11,234,274
Diversified Telecommunication Services 0 .6%
Verizon Communications, Inc. 94,180 4,139,211
Electric Utilities 2 .0%
Entergy Corp. 39,688 3,698,525
NextEra Energy, Inc. 59,605 4,499,581
Southern Co. (The) 61,456 5,824,185
14,022,291
Electrical Equipment 0 .7%
Eaton Corp. plc 12,272 4,592,796
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 35,013 4,332,859
Entertainment 1 .5%
Netflix, Inc.* 2,484 2,978,117
Spotify Technology SA* 2,678 1,869,244
Walt Disney Co. (The) 47,382 5,425,239
10,272,600
Financial Services 3 .3%
Berkshire Hathaway, Inc.,
Class B* 11,346 5,704,088
Corpay, Inc.* 5,357 1,543,138
Fidelity National Information
Services, Inc. 31,799 2,096,826
Mastercard, Inc., Class A 23,715 13,489,329
22,833,381
Food Products 0 .8%
Mondelez International, Inc.,
Class A 87,752 5,481,867
Ground Transportation 1 .0%
CSX Corp. 196,736 6,986,095
Health Care Equipment & Supplies 1 .9%
Edwards Lifesciences Corp.* 27,465 2,135,953
Medtronic plc 51,375 4,892,955
Stryker Corp. 16,995 6,282,542
13,311,450
Health Care Providers & Services 1 .4%
Cigna Group (The) 10,665 3,074,186
UnitedHealth Group, Inc. 19,089 6,591,432
9,665,618
Health Care REITs 0 .3%
Ventas, Inc. 26,589 1,860,964
Hotels, Restaurants & Leisure 1 .8%
Chipotle Mexican Grill, Inc.,
Class A* 58,144 2,278,663
Hilton Worldwide Holdings,
Inc. 14,463 3,752,281
McDonald's Corp. 18,651 5,667,852
Starbucks Corp. 8,571 725,107
12,423,903
Household Products 0 .3%
Procter & Gamble Co. (The) 12,856 1,975,324
Independent Power and Renewable Electricity Producers
0 .1%
Vistra Corp. 3,993 782,309

6 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Equity and Options Total Return Fund (formerly,
NVIT AQR Large Cap Defensive Style Fund)
Common Stocks
Shares Value ($)
Industrial Conglomerates 0 .7%
3M Co. 32,189 4,995,089
Industrial REITs 0 .5%
Prologis, Inc. 33,065 3,786,604
Insurance 1 .7%
Arthur J Gallagher & Co. 8,084 2,503,938
MetLife, Inc. 37,351 3,076,602
Progressive Corp. (The) 24,787 6,121,150
11,701,690
Interactive Media & Services 7 .6%
Alphabet, Inc., Class A 107,961 26,245,319
Meta Platforms, Inc., Class A 36,036 26,464,118
52,709,437
IT Services 0 .4%
Cognizant Technology
Solutions Corp., Class A 39,299 2,635,784
Life Sciences Tools & Services 0 .8%
Thermo Fisher Scientific, Inc. 10,957 5,314,364
Machinery 1 .1%
Deere & Co. 8,376 3,830,010
Dover Corp. 22,060 3,680,270
7,510,280
Media 0 .6%
Comcast Corp., Class A 142,828 4,487,656
Multi-Utilities 0 .6%
CMS Energy Corp. 53,469 3,917,139
Oil, Gas & Consumable Fuels 3 .0%
ConocoPhillips 56,099 5,306,404
EOG Resources, Inc. 47,723 5,350,703
Exxon Mobil Corp. 92,670 10,448,543
21,105,650
Pharmaceuticals 2 .4%
Bristol-Myers Squibb Co. 123,398 5,565,250
Elanco Animal Health, Inc.* 102,702 2,068,418
Eli Lilly & Co. 9,496 7,245,448
Johnson & Johnson 11,006 2,040,733
16,919,849
Professional Services 0 .4%
Leidos Holdings, Inc. 13,830 2,613,317
Semiconductors & Semiconductor Equipment 14 .2%
Advanced Micro Devices, Inc.* 4,529 732,747
Analog Devices, Inc. 12,807 3,146,680
ASML Holding NV
(Registered), ADR-NL 2,240 2,168,522
Broadcom, Inc. 53,518 17,656,123
Lam Research Corp. 31,507 4,218,787
Micron Technology, Inc. 35,159 5,882,804
NVIDIA Corp. 320,621 59,821,466
NXP Semiconductors NV 19,576 4,458,043
98,085,172
Software 11 .5%
AppLovin Corp., Class A* 1,850 1,329,299
Autodesk, Inc.* 5,308 1,686,192
Intuit, Inc. 8,084 5,520,645
Microsoft Corp. 109,520 56,725,884
Oracle Corp. 13,051 3,670,463
Common Stocks
Shares Value ($)
Software
Palantir Technologies, Inc.,
Class A* 9,447 1,723,322
Salesforce, Inc. 24,154 5,724,498
ServiceNow, Inc.* 1,753 1,613,251
Synopsys, Inc.* 3,798 1,873,895
79,867,449
Specialized REITs 0 .6%
Digital Realty Trust, Inc. 23,715 4,099,849
Specialty Retail 2 .3%
AutoZone, Inc.* 1,071 4,594,847
Lowe's Cos., Inc. 30,484 7,660,934
TJX Cos., Inc. (The) 27,660 3,997,976
16,253,757
Technology Hardware, Storage & Peripherals 8 .0%
Apple, Inc. 179,887 45,804,627
Hewlett Packard Enterprise
Co. 142,341 3,495,895
Seagate Technology Holdings
plc 25,517 6,023,543
55,324,065
Tobacco 1 .2%
Philip Morris International, Inc. 52,544 8,522,637
Total Investments
(cost $615,104,016) — 99.8% 690,781,157
Other assets in excess of liabilities — 0.2% 1,364,238
NET ASSETS — 100.0%
$ 692,145,395
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

NVIT J.P. Morgan Equity and Options Total Return Fund (formerly, NVIT AQR Large Cap Defensive Style Fund) - September 30, 2025
(Unaudited) - Statement of Investments - 7
Written Call Options Contracts as of September 30, 2025:
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
S&P 500 Index Exchange Traded 259 USD 173,231,114 USD 6,595.00 10/3/2025 (2,766,120)
S&P 500 Index Exchange Traded 259 USD 173,231,114 USD 6,705.00 10/10/2025 (1,189,846)
S&P 500 Index Exchange Traded 259 USD 173,231,114 USD 6,755.00 10/17/2025 (1,077,440)
S&P 500 Index Exchange Traded 259 USD 173,231,114 USD 6,770.00 10/24/2025 (933,695)
Total written call options contracts (5,967,101)
Total Written Options Contracts (Premiums Received ($4,155,480)) (5,967,101)
Currency:
USD United States dollar

8 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Equity and Options Total Return Fund (formerly,
NVIT AQR Large Cap Defensive Style Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT J.P. Morgan Equity and Options Total Return Fund (formerly, NVIT AQR Large Cap Defensive Style Fund) - September 30, 2025
(Unaudited) - Statement of Investments - 9
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 690,781,157 $ – $ – $ 690,781,157
Total Assets $ 690,781,157 $ – $ – $ 690,781,157
Liabilities:
Written Options $ (5,967,101) $ – $ – $ (5,967,101)
Total Liabilities $ (5,967,101) $ – $ – $ (5,967,101)
Total $ 684,814,056 $ – $ – $ 684,814,056

10 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Equity and Options Total Return Fund (formerly,
NVIT AQR Large Cap Defensive Style Fund)
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of September 30, 2025, the Fund had no open futures contracts.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Liabilities: Fair Value
Written Options
Equity risk Written options, at value $ (5,967,101)
Total $ (5,967,101)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Equity Dividend Fund - September 30, 2025 (Unaudited) - Statement of Investments - 11
Common Stocks 95 .0%
Shares Value ($)
Aerospace & Defense 3 .2%
Airbus SE 14,749 3,447,803
Boeing Co. (The)* 12,665 2,733,487
L3Harris Technologies, Inc. 19,642 5,998,863
Lockheed Martin Corp. 6,821 3,405,111
RTX Corp. 16,690 2,792,738
18,378,002
Automobile Components 0 .1%
Lear Corp. 6,263 630,120
Automobiles 0 .9%
General Motors Co. 80,764 4,924,181
Banks 11 .4%
Bank of America Corp. 130,321 6,723,260
Citigroup, Inc. 196,346 19,929,119
First Citizens BancShares,
Inc., Class A 7,288 13,039,398
JPMorgan Chase & Co. 22,149 6,986,459
Wells Fargo & Co. 224,113 18,785,152
65,463,388
Beverages 0 .5%
Keurig Dr Pepper, Inc. 102,779 2,621,892
Broadline Retail 2 .5%
Amazon.com, Inc.* 65,275 14,332,432
Building Products 0 .5%
Fortune Brands Innovations,
Inc. 54,656 2,918,084
Capital Markets 3 .6%
Carlyle Group, Inc. (The)(a) 81,963 5,139,080
Charles Schwab Corp. (The) 47,317 4,517,354
Intercontinental Exchange, Inc. 66,462 11,197,518
20,853,952
Chemicals 2 .2%
Air Products & Chemicals, Inc. 15,336 4,182,434
LyondellBasell Industries NV,
Class A 51,060 2,503,982
PPG Industries, Inc.(a) 56,823 5,972,666
12,659,082
Commercial Services & Supplies 1 .1%
Rentokil Initial plc 1,263,172 6,383,111
Communications Equipment 1 .0%
Cisco Systems, Inc. 80,050 5,477,021
Consumer Staples Distribution & Retail 1 .9%
Dollar General Corp. 83,380 8,617,323
Sysco Corp. 25,387 2,090,366
10,707,689
Containers & Packaging 1 .6%
Crown Holdings, Inc. 34,422 3,324,821
Sealed Air Corp.(a) 164,715 5,822,675
9,147,496
Diversified Telecommunication Services 0 .9%
Verizon Communications, Inc. 121,091 5,321,949
Electric Utilities 3 .0%
American Electric Power Co.,
Inc.(a) 23,680 2,664,000
Edison International 43,335 2,395,559
Evergy, Inc. 48,147 3,660,135
Exelon Corp. 135,378 6,093,364
Common Stocks
Shares Value ($)
Electric Utilities
PG&E Corp. 152,263 2,296,126
17,109,184
Electronic Equipment, Instruments & Components 0 .8%
CDW Corp. 25,720 4,096,682
Ralliant Corp. 16,462 719,883
4,816,565
Entertainment 1 .9%
Electronic Arts, Inc. 39,187 7,904,018
Walt Disney Co. (The) 27,679 3,169,245
11,073,263
Financial Services 2 .0%
Fidelity National Information
Services, Inc. 177,159 11,681,864
Food Products 2 .3%
Campbell's Co. (The)(a) 91,962 2,904,160
Kraft Heinz Co. (The) 240,776 6,269,807
Lamb Weston Holdings, Inc. 65,686 3,815,043
12,989,010
Ground Transportation 0 .7%
CSX Corp. 58,801 2,088,024
Union Pacific Corp. 8,549 2,020,727
4,108,751
Health Care Equipment & Supplies 6 .1%
Baxter International, Inc. 503,914 11,474,122
Becton Dickinson & Co. 61,255 11,465,098
Medtronic plc 122,469 11,663,948
34,603,168
Health Care Providers & Services 6 .4%
Cardinal Health, Inc. 80,109 12,573,909
CVS Health Corp. 176,367 13,296,308
Elevance Health, Inc. 22,846 7,382,000
Labcorp Holdings, Inc. 10,956 3,145,029
36,397,246
Health Care REITs 0 .6%
Healthcare Realty Trust, Inc.,
Class A 172,995 3,119,100
Household Products 1 .0%
Henkel AG & Co. KGaA
(Preference)(a) 71,099 5,738,887
Industrial Conglomerates 0 .7%
Honeywell International, Inc. 17,655 3,716,377
Industrial REITs 1 .1%
Rexford Industrial Realty, Inc.
(a) 93,224 3,832,439
STAG Industrial, Inc.(a) 69,548 2,454,349
6,286,788
Insurance 3 .5%
American International Group,
Inc. 52,728 4,141,257
Fidelity National Financial, Inc. 100,230 6,062,913
Willis Towers Watson plc(a) 28,889 9,979,705
20,183,875
Interactive Media & Services 2 .3%
Alphabet, Inc., Class C 29,945 7,293,105
Meta Platforms, Inc., Class A 7,678 5,638,569
12,931,674

12 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
IT Services 0 .8%
Cognizant Technology
Solutions Corp., Class A 69,430 4,656,670
Leisure Products 1 .1%
Hasbro, Inc. 79,941 6,063,525
Machinery 0 .8%
CNH Industrial NV(a) 202,465 2,196,745
Fortive Corp.(a) 49,387 2,419,469
4,616,214
Media 2 .0%
Comcast Corp., Class A 254,125 7,984,607
WPP plc 741,458 3,705,082
11,689,689
Metals & Mining 1 .7%
Barrick Mining Corp. 108,830 3,566,359
Teck Resources Ltd., Class B 141,144 6,194,810
9,761,169
Multi-Utilities 1 .7%
Dominion Energy, Inc.(a) 111,646 6,829,386
Sempra 33,769 3,038,534
9,867,920
Oil, Gas & Consumable Fuels 4 .1%
BP plc 2,289,442 13,133,264
Shell plc 292,184 10,402,802
23,536,066
Pharmaceuticals 2 .4%
AstraZeneca plc 24,651 3,765,523
Bristol-Myers Squibb Co. 65,774 2,966,408
Pfizer, Inc. 56,190 1,431,721
Sanofi SA 61,448 5,808,324
13,971,976
Professional Services 3 .8%
Leidos Holdings, Inc. 29,859 5,642,157
SS&C Technologies Holdings,
Inc. 180,136 15,988,871
21,631,028
Residential REITs 0 .7%
AvalonBay Communities, Inc.
(a) 21,820 4,214,969
Semiconductors & Semiconductor Equipment 1 .8%
NVIDIA Corp. 13,520 2,522,562
STMicroelectronics NV 98,285 2,778,254
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 17,844 4,983,651
10,284,467
Software 1 .9%
Microsoft Corp. 21,434 11,101,740
Specialized REITs 0 .9%
Crown Castle, Inc. 52,689 5,083,962
Technology Hardware, Storage & Peripherals 5 .8%
Hewlett Packard Enterprise
Co. 255,889 6,284,634
HP, Inc. 283,586 7,722,047
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 8,859 13,307,796
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Western Digital Corp. 49,868 5,987,152
33,301,629
Tobacco 1 .0%
British American Tobacco plc,
ADR-UK 102,412 5,436,029
Trading Companies & Distributors 0 .7%
WESCO International, Inc.(a) 18,182 3,845,493
Total Common Stocks
(cost $425,102,500) 543,636,697
Master Limited Partnership 1 .2%
Oil, Gas & Consumable Fuels 1 .2%
Enterprise Products Partners
LP 218,601 6,835,653
Total Master Limited Partnership
(cost  $4,973,684)
6,835,653
Repurchase Agreements 2 .6%
Principal
Amount ($)
BofA Securities, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00%
- 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$5,864,536, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$5,981,126.(b) 5,863,849 5,863,849
CF Secured, LLC,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$1,020,119.(b) 1,000,000 1,000,000

NVIT BlackRock Equity Dividend Fund - September 30, 2025 (Unaudited) - Statement of Investments - 13
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
4.19%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$5,000,582, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.50%
- 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$5,100,001.(b) 5,000,000 5,000,000
MetLife, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,233, collateralized
by U.S. Government
Treasury Securities,
ranging from 2.63%
- 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$2,041,054.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $14,863,849) 14,863,849
Total Investments
(cost $444,940,033) — 98.8% 565,336,199
Other assets in excess of liabilities — 1.2% 6,829,467
NET ASSETS — 100.0%
$ 572,165,666
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $33,364,078, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $14,863,849 and by
$19,185,185 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
2/15/2055, a total value of $34,049,034.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$14,863,849.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom

14 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT BlackRock Equity Dividend Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BlackRock Equity Dividend Fund - September 30, 2025 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 14,930,199 $ 3,447,803 $ – $ 18,378,002
Automobile Components 630,120 – – 630,120
Automobiles 4,924,181 – – 4,924,181
Banks 65,463,388 – – 65,463,388
Beverages 2,621,892 – – 2,621,892
Broadline Retail 14,332,432 – – 14,332,432
Building Products 2,918,084 – – 2,918,084
Capital Markets 20,853,952 – – 20,853,952
Chemicals 12,659,082 – – 12,659,082
Commercial Services & Supplies – 6,383,111 – 6,383,111
Communications Equipment 5,477,021 – – 5,477,021
Consumer Staples Distribution & Retail 10,707,689 – – 10,707,689
Containers & Packaging 9,147,496 – – 9,147,496
Diversified Telecommunication Services 5,321,949 – – 5,321,949
Electric Utilities 17,109,184 – – 17,109,184
Electronic Equipment, Instruments &
Components 4,816,565 – – 4,816,565
Entertainment 11,073,263 – – 11,073,263
Financial Services 11,681,864 – – 11,681,864
Food Products 12,989,010 – – 12,989,010
Ground Transportation 4,108,751 – – 4,108,751
Health Care Equipment & Supplies 34,603,168 – – 34,603,168
Health Care Providers & Services 36,397,245 – – 36,397,245
Health Care REITs 3,119,100 – – 3,119,100
Household Products – 5,738,887 – 5,738,887
Industrial Conglomerates 3,716,378 – – 3,716,378
Industrial REITs 6,286,788 – – 6,286,788
Insurance 20,183,875 – – 20,183,875
Interactive Media & Services 12,931,674 – – 12,931,674
IT Services 4,656,670 – – 4,656,670
Leisure Products 6,063,525 – – 6,063,525
Machinery 4,616,214 – – 4,616,214
Media 7,984,607 3,705,082 – 11,689,689
Metals & Mining 9,761,169 – – 9,761,169
Multi-Utilities 9,867,920 – – 9,867,920
Oil, Gas & Consumable Fuels – 23,536,066 – 23,536,066
Pharmaceuticals 4,398,128 9,573,848 – 13,971,976
Professional Services 21,631,028 – – 21,631,028
Residential REITs 4,214,969 – – 4,214,969
Semiconductors & Semiconductor
Equipment 7,506,213 2,778,254 – 10,284,467
Software 11,101,740 – – 11,101,740
Specialized REITs 5,083,962 – – 5,083,962
Technology Hardware, Storage &
Peripherals 19,993,833 13,307,796 – 33,301,629
Tobacco 5,436,029 – – 5,436,029
Trading Companies & Distributors 3,845,493 – – 3,845,493
Total Common Stocks $ 475,165,850 $ 68,470,847 $ – $ 543,636,697
Master Limited Partnership 6,835,653 – – 6,835,653
Repurchase Agreements – 14,863,849 – 14,863,849
Total $ 482,001,503 $ 83,334,696 $ – $ 565,336,199
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity
Fund)
Common Stocks 99 .2%
Shares Value ($)
Beverages 3 .8%
Coca-Cola Co. (The) 37,673 2,498,473
Diageo plc, ADR-UK 11,107 1,059,941
3,558,414
Capital Markets 3 .5%
CME Group, Inc. 8,912 2,407,933
Intercontinental Exchange, Inc. 5,430 914,847
3,322,780
Consumer Staples Distribution & Retail 2 .3%
Kroger Co. (The) 31,853 2,147,211
Diversified Telecommunication Services 12 .1%
AT&T, Inc. 222,957 6,296,306
Verizon Communications, Inc. 116,121 5,103,518
11,399,824
Electric Utilities 16 .4%
American Electric Power Co.,
Inc. 39,331 4,424,737
Duke Energy Corp. 22,926 2,837,093
Exelon Corp. 58,211 2,620,077
NextEra Energy, Inc. 29,543 2,230,201
PPL Corp. 37,284 1,385,473
Xcel Energy, Inc. 25,149 2,028,267
15,525,848
Financial Services 2 .0%
Visa, Inc., Class A 5,627 1,920,945
Gas Utilities 1 .0%
Atmos Energy Corp. 5,589 954,322
Health Care Providers & Services 4 .7%
Cigna Group (The) 15,359 4,427,232
Insurance 14 .6%
Allstate Corp. (The) 11,415 2,450,230
American International Group,
Inc. 48,332 3,795,995
Cincinnati Financial Corp. 14,735 2,329,604
Progressive Corp. (The) 19,245 4,752,553
Common Stocks
Shares Value ($)
Insurance
Slide Insurance Holdings, Inc.* 25,775 406,858
13,735,240
Interactive Media & Services 3 .4%
Meta Platforms, Inc., Class A 4,348 3,193,084
Multi-Utilities 3 .6%
CenterPoint Energy, Inc. 48,848 1,895,302
DTE Energy Co. 10,750 1,520,373
3,415,675
Oil, Gas & Consumable Fuels 8 .6%
Chevron Corp. 11,813 1,834,441
Enbridge, Inc. 45,901 2,316,164
Exxon Mobil Corp. 35,332 3,983,683
8,134,288
Pharmaceuticals 5 .4%
Johnson & Johnson 16,515 3,062,211
Novartis AG, ADR 16,166 2,073,128
5,135,339
Software 2 .6%
Microsoft Corp. 4,718 2,443,688
Tobacco 13 .3%
Altria Group, Inc. 70,302 4,644,150
Philip Morris International, Inc. 48,611 7,884,704
12,528,854
Water Utilities 1 .9%
American Water Works Co.,
Inc. 13,117 1,825,755
Total Investments
(cost $89,561,477) — 99.2% 93,668,499
Other assets in excess of liabilities — 0.8% 780,391
NET ASSETS — 100.0%
$ 94,448,890
* Denotes a non-income producing security.
ADR American Depositary Receipt
UK United Kingdom

NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund) - September 30, 2025 (Unaudited) - Statement of Investments
- 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity
Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 93,668,499 $ – $ – $ 93,668,499
Total $ 93,668,499 $ – $ – $ 93,668,499
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Jacobs Levy Large Cap Core Fund - September 30, 2025 (Unaudited) - Statement of Investments - 19
Common Stocks 99 .2%
Shares Value ($)
Aerospace & Defense 1 .3%
Huntington Ingalls Industries,
Inc. 6,147 1,769,783
Leonardo DRS, Inc. 687 31,190
Lockheed Martin Corp. 2,938 1,466,679
3,267,652
Air Freight & Logistics 0 .4%
Expeditors International of
Washington, Inc. 8,313 1,019,091
Automobile Components 0 .3%
Autoliv, Inc. 3,836 473,746
Lear Corp. 2,540 255,549
729,295
Automobiles 2 .4%
Ford Motor Co. 129,112 1,544,179
General Motors Co. 68,622 4,183,883
Tesla, Inc.* 762 338,877
6,066,939
Banks 3 .1%
BOK Financial Corp.(a) 4,764 530,900
Citigroup, Inc. 30,770 3,123,155
Wells Fargo & Co. 49,769 4,171,638
7,825,693
Beverages 1 .0%
Monster Beverage Corp.* 37,385 2,516,384
Biotechnology 2 .8%
Alnylam Pharmaceuticals, Inc.* 728 331,968
Halozyme Therapeutics, Inc.* 5,988 439,160
Incyte Corp.* 17,761 1,506,310
Moderna, Inc.*(a) 17,725 457,837
Regeneron Pharmaceuticals,
Inc. 3,380 1,900,473
Ultragenyx Pharmaceutical,
Inc.*(a) 10,875 327,120
Vertex Pharmaceuticals, Inc.* 4,844 1,897,104
6,859,972
Broadline Retail 2 .0%
Amazon.com, Inc.* 21,243 4,664,326
Coupang, Inc.* 10,820 348,404
5,012,730
Building Products 0 .6%
Masco Corp. 21,458 1,510,429
Capital Markets 4 .1%
Bank of New York Mellon
Corp. (The) 41,962 4,572,179
Interactive Brokers Group,
Inc., Class A 32,000 2,201,920
Northern Trust Corp. 21,068 2,835,753
State Street Corp.(a) 5,364 622,278
10,232,130
Chemicals 1 .0%
Celanese Corp., Class A 9,532 401,107
Huntsman Corp. 78,587 705,711
Scotts Miracle-Gro Co. (The) 12,748 725,999
Westlake Corp.(a) 8,775 676,201
2,509,018
Commercial Services & Supplies 0 .4%
Rollins, Inc. 18,724 1,099,848
Common Stocks
Shares Value ($)
Communications Equipment 2 .0%
Arista Networks, Inc.* 34,052 4,961,717
Construction & Engineering 1 .7%
Comfort Systems USA, Inc. 2,284 1,884,711
EMCOR Group, Inc. 2,484 1,613,457
MasTec, Inc.* 3,098 659,286
4,157,454
Consumer Finance 0 .3%
Ally Financial, Inc. 21,682 849,934
Consumer Staples Distribution & Retail 1 .8%
Costco Wholesale Corp. 2,372 2,195,594
Target Corp. 24,423 2,190,743
4,386,337
Containers & Packaging 0 .4%
Ball Corp. 17,723 893,594
Electronic Equipment, Instruments & Components 1 .0%
Jabil, Inc. 10,880 2,362,810
Entertainment 0 .1%
Roku, Inc., Class A* 2,613 261,640
Financial Services 2 .8%
Corebridge Financial, Inc. 24,349 780,385
Fiserv, Inc.* 2,748 354,300
Mastercard, Inc., Class A(a) 10,381 5,904,817
7,039,502
Food Products 1 .6%
Archer-Daniels-Midland Co.(a) 25,794 1,540,933
Pilgrim's Pride Corp.(a) 11,528 469,420
Smithfield Foods, Inc.(a) 18,721 439,569
Tyson Foods, Inc., Class A 27,832 1,511,278
3,961,200
Ground Transportation 1 .5%
JB Hunt Transport Services,
Inc.(a) 17,073 2,290,684
Landstar System, Inc. 9,276 1,136,867
Ryder System, Inc. 1,000 188,640
3,616,191
Health Care Equipment & Supplies 2 .7%
Align Technology, Inc.* 5,869 734,916
Dentsply Sirona, Inc. 50,250 637,673
Edwards Lifesciences Corp.* 42,651 3,316,968
GE HealthCare Technologies,
Inc. 25,752 1,933,975
6,623,532
Health Care Providers & Services 1 .8%
McKesson Corp. 5,696 4,400,388
Hotels, Restaurants & Leisure 3 .1%
Airbnb, Inc., Class A* 12,652 1,536,206
Booking Holdings, Inc. 884 4,772,955
Domino's Pizza, Inc. 2,760 1,191,519
DraftKings, Inc., Class A*(a) 3,885 145,299
7,645,979
Household Durables 1 .6%
Garmin Ltd. 9,682 2,383,902
NVR, Inc.* 192 1,542,655
3,926,557

20 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks
Shares Value ($)
Household Products 0 .3%
Church & Dwight Co., Inc. 8,347 731,448
Insurance 4 .2%
Arch Capital Group Ltd. 7,898 716,586
CNA Financial Corp.(a) 12,246 568,949
Everest Group Ltd. 3,418 1,197,086
Globe Life, Inc. 12,573 1,797,562
MetLife, Inc. 17,429 1,435,627
Prudential Financial, Inc. 14,906 1,546,348
RLI Corp. 952 62,089
Travelers Cos., Inc. (The) 11,022 3,077,563
10,401,810
Interactive Media & Services 5 .6%
Alphabet, Inc., Class C 25,860 6,298,203
Match Group, Inc. 33,603 1,186,858
Meta Platforms, Inc., Class A 8,685 6,378,090
13,863,151
IT Services 1 .5%
VeriSign, Inc. 12,992 3,632,173
Life Sciences Tools & Services 0 .7%
Illumina, Inc.* 5,957 565,736
West Pharmaceutical
Services, Inc. 4,750 1,246,068
1,811,804
Machinery 1 .5%
Cummins, Inc. 845 356,902
Graco, Inc. 8,082 686,647
Otis Worldwide Corp. 28,698 2,623,858
3,667,407
Media 0 .7%
Comcast Corp., Class A 57,443 1,804,859
Metals & Mining 0 .3%
Commercial Metals Co. 13,466 771,332
Multi-Utilities 0 .7%
Public Service Enterprise
Group, Inc. 20,166 1,683,054
Oil, Gas & Consumable Fuels 2 .3%
Exxon Mobil Corp. 15,720 1,772,430
HF Sinclair Corp. 9,114 477,027
Phillips 66 13,483 1,833,958
Valero Energy Corp. 9,667 1,645,903
5,729,318
Passenger Airlines 0 .5%
Southwest Airlines Co.(a) 37,481 1,196,019
Professional Services 1 .5%
Automatic Data Processing,
Inc. 6,921 2,031,314
FTI Consulting, Inc.* 4,763 769,939
Jacobs Solutions, Inc. 5,849 876,531
3,677,784
Residential REITs 0 .6%
Essex Property Trust, Inc.(a) 6,041 1,616,934
Semiconductors & Semiconductor Equipment 13 .0%
Broadcom, Inc. 5,379 1,774,586
Lam Research Corp. 18,851 2,524,149
NVIDIA Corp. 125,119 23,344,703
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc. 28,099 4,674,549
32,317,987
Software 12 .0%
Adobe, Inc.* 11,401 4,021,703
Dropbox, Inc., Class A*(a) 60,424 1,825,409
Fortinet, Inc.* 29,718 2,498,689
Manhattan Associates, Inc.* 7,459 1,528,946
Microsoft Corp. 24,092 12,478,451
Nutanix, Inc., Class A* 6,445 479,444
Pegasystems, Inc.(a) 22,886 1,315,945
RingCentral, Inc., Class A* 14,112 399,934
Salesforce, Inc. 10,714 2,539,218
Workday, Inc., Class A* 9,741 2,344,951
Zoom Communications, Inc.,
Class A* 164 13,530
Zscaler, Inc.*(a) 846 253,512
29,699,732
Specialized REITs 0 .1%
Millrose Properties, Inc. 6,422 215,843
Specialty Retail 3 .2%
Best Buy Co., Inc. 8,831 667,800
Lowe's Cos., Inc. 5,246 1,318,372
O'Reilly Automotive, Inc.* 41,835 4,510,231
Wayfair, Inc., Class A* 1,681 150,164
Williams-Sonoma, Inc. 6,321 1,235,440
7,882,007
Technology Hardware, Storage & Peripherals 7 .7%
Apple, Inc. 69,773 17,766,299
NetApp, Inc. 12,194 1,444,501
19,210,800
Textiles, Apparel & Luxury Goods 0 .5%
Columbia Sportswear Co.(a) 6,090 318,507
Deckers Outdoor Corp.* 10,122 1,026,067
1,344,574
Trading Companies & Distributors 0 .5%
Fastenal Co. 25,014 1,226,687
Total Common Stocks
(cost $175,383,338) 246,220,739
Repurchase Agreements 4 .6%
Principal
Amount ($)
Bank of America NA,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,233, collateralized
by U.S. Government
Agency Securities,
ranging from 1.25%
- 3.50%, maturing
2/25/2044 - 11/1/2051;
total market value
$2,040,000.(b) 2,000,000 2,000,000

NVIT Jacobs Levy Large Cap Core Fund - September 30, 2025 (Unaudited) - Statement of Investments - 21
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$8,425,623, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$8,593,128.(b) 8,424,635 8,424,635
CF Secured, LLC,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$1,020,119.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $11,424,635) 11,424,635
Total Investments
(cost $186,807,973) — 103.8% 257,645,374
Liabilities in excess of other assets — (3.8)% (9,329,413)
NET ASSETS — 100.0%
$ 248,315,961
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $14,253,436, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $11,424,635 and by
$3,185,076 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.13%, and maturity dates ranging from 10/23/2025 -
2/15/2055, a total value of $14,609,711.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$11,424,635.
REIT Real Estate Investment Trust

22 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Jacobs Levy Large Cap Core Fund - September 30, 2025 (Unaudited) - Statement of Investments - 23
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 246,220,739 $ – $ – $ 246,220,739
Repurchase Agreements – 11,424,635 – 11,424,635
Total $ 246,220,739 $ 11,424,635 $ – $ 257,645,374
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Victory Mid Cap Value Fund
Common Stocks 96.6%
Shares Value ($)
Aerospace & Defense 2.6%
L3Harris Technologies, Inc. 14,275 4,359,728
StandardAero, Inc.* 23,950 653,596
Textron, Inc.(a) 36,850 3,113,456
8,126,780
Automobile Components 1.4%
BorgWarner, Inc. 96,200 4,228,952
Banks 3.3%
Huntington Bancshares, Inc. 295,500 5,103,285
Truist Financial Corp. 109,975 5,028,057
10,131,342
Building Products 1.5%
Builders FirstSource, Inc.* 17,800 2,158,250
Carrier Global Corp. 40,300 2,405,910
4,564,160
Capital Markets 1.7%
Raymond James Financial,
Inc. 29,925 5,165,055
Chemicals 4.7%
Axalta Coating Systems Ltd.* 70,900 2,029,158
CF Industries Holdings, Inc.(a) 54,850 4,920,045
RPM International, Inc. 39,200 4,620,896
Westlake Corp. 37,400 2,882,044
14,452,143
Commercial Services & Supplies 1.1%
Republic Services, Inc., Class
A 14,400 3,304,512
Consumer Staples Distribution & Retail 5.6%
Casey's General Stores, Inc. 9,100 5,144,412
Maplebear, Inc.*(a) 40,650 1,494,294
Performance Food Group Co.* 59,725 6,213,789
US Foods Holding Corp.* 60,100 4,604,862
17,457,357
Containers & Packaging 4.5%
AptarGroup, Inc. 29,000 3,876,140
Crown Holdings, Inc.(a) 47,600 4,597,684
Graphic Packaging Holding
Co.(a) 36,500 714,305
Packaging Corp. of America 21,775 4,745,426
13,933,555
Electric Utilities 2.5%
Alliant Energy Corp. 113,600 7,657,776
Electrical Equipment 2.3%
Hubbell, Inc., Class B 9,225 3,969,610
Regal Rexnord Corp.(a) 21,675 3,109,062
7,078,672
Electronic Equipment, Instruments & Components 4.4%
Keysight Technologies, Inc.* 31,725 5,549,337
Trimble, Inc.* 64,500 5,266,425
Zebra Technologies Corp.,
Class A* 9,700 2,882,452
13,698,214
Energy Equipment & Services 1.5%
Baker Hughes Co., Class A 93,900 4,574,808
Ground Transportation 3.8%
CSX Corp. 141,800 5,035,318
Common Stocks
Shares Value ($)
Ground Transportation
Knight-Swift Transportation
Holdings, Inc., Class A(a) 103,300 4,081,383
Landstar System, Inc. 20,800 2,549,248
11,665,949
Health Care Equipment & Supplies 1.6%
Hologic, Inc.* 71,350 4,815,411
Health Care Providers & Services 4.5%
Labcorp Holdings, Inc. 20,850 5,985,201
Molina Healthcare, Inc.*(a) 12,725 2,435,056
Quest Diagnostics, Inc.(a) 28,800 5,488,704
13,908,961
Hotels, Restaurants & Leisure 3.1%
Expedia Group, Inc. 25,950 5,546,813
Hilton Worldwide Holdings,
Inc. 8,075 2,094,978
Texas Roadhouse, Inc., Class
A 12,400 2,060,260
9,702,051
Insurance 9.9%
American Financial Group, Inc. 37,725 5,497,287
Fidelity National Financial, Inc. 90,275 5,460,735
Hartford Insurance Group, Inc.
(The) 39,100 5,215,549
Old Republic International
Corp. 104,950 4,457,226
Principal Financial Group, Inc. 48,300 4,004,553
Willis Towers Watson plc(a) 17,250 5,959,013
30,594,363
IT Services 0.7%
Akamai Technologies, Inc.* 30,300 2,295,528
Machinery 5.3%
AGCO Corp.(a) 28,900 3,094,323
Lincoln Electric Holdings, Inc. 23,525 5,547,901
Middleby Corp. (The)* 17,500 2,326,275
Xylem, Inc. 36,200 5,339,500
16,307,999
Metals & Mining 2.6%
Franco-Nevada Corp.(a) 21,275 4,742,410
Steel Dynamics, Inc.(a) 24,675 3,440,436
8,182,846
Multi-Utilities 1.8%
CMS Energy Corp. 77,350 5,666,661
Oil, Gas & Consumable Fuels 3.7%
Chord Energy Corp. 39,875 3,962,379
Coterra Energy, Inc. 182,175 4,308,438
Devon Energy Corp. 92,500 3,243,050
11,513,867
Personal Care Products 0.9%
Estee Lauder Cos., Inc. (The),
Class A 29,975 2,641,397
Professional Services 2.9%
FTI Consulting, Inc.* 14,775 2,388,379
Genpact Ltd. 69,150 2,896,693
TransUnion(a) 42,900 3,594,162
8,879,234
Residential REITs 2.9%
Camden Property Trust 36,500 3,897,470

NVIT Victory Mid Cap Value Fund - September 30, 2025 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Residential REITs
Equity LifeStyle Properties,
Inc.(a) 84,125 5,106,387
9,003,857
Retail REITs 1.8%
NNN REIT, Inc. 128,025 5,450,024
Semiconductors & Semiconductor Equipment 3.2%
Microchip Technology, Inc. 72,175 4,635,078
MKS, Inc. 43,600 5,396,372
10,031,450
Software 1.2%
Check Point Software
Technologies Ltd.*(a) 17,850 3,693,344
Specialized REITs 2.4%
Lamar Advertising Co., Class
A(a) 41,675 5,101,854
SBA Communications Corp.,
Class A 11,300 2,184,855
7,286,709
Specialty Retail 5.4%
AutoZone, Inc.* 555 2,381,083
Bath & Body Works, Inc. 93,575 2,410,492
GCI Liberty, Inc. Escrow, Class
Class A*^∞ 32,251 0
Lowe's Cos., Inc. 18,325 4,605,256
Penske Automotive Group,
Inc. 18,500 3,217,335
Tractor Supply Co. 53,100 3,019,797
Williams-Sonoma, Inc. 5,850 1,143,382
16,777,345
Textiles, Apparel & Luxury Goods 0.2%
Ralph Lauren Corp., Class A 2,475 776,061
Water Utilities 1.6%
American Water Works Co.,
Inc. 34,800 4,843,812
Total Common Stocks
(cost $263,547,276) 298,410,195
Repurchase Agreements 6.9%
Principal
Amount ($)
BofA Securities, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00%
- 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$4,436,552, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$4,524,753.(b) 4,436,032 4,436,032
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,234, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$2,040,000.(b) 2,000,000 2,000,000
CF Secured, LLC,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$9,001,050, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$9,181,071.(b) 9,000,000 9,000,000
MetLife, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,233, collateralized
by U.S. Government
Treasury Securities,
ranging from 2.63%
- 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$2,041,054.(b) 2,000,000 2,000,000

26 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Victory Mid Cap Value Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.14%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$3,000,345, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$3,060,011.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $21,436,032) 21,436,032
Total Investments
(cost $284,983,308) — 103.5% 319,846,227
Liabilities in excess of other assets — (3.5)% (10,897,822)
NET ASSETS — 100.0%
$ 308,948,405
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $42,245,320, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $21,436,032 and by
$21,571,420 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.13%, and maturity dates ranging from 10/23/2025 -
2/15/2055, a total value of $43,007,452.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$21,436,032.
REIT Real Estate Investment Trust

NVIT Victory Mid Cap Value Fund - September 30, 2025 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

28 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Victory Mid Cap Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 8,126,780 $ – $ – $ 8,126,780
Automobile Components 4,228,952 – – 4,228,952
Banks 10,131,342 – – 10,131,342
Building Products 4,564,160 – – 4,564,160
Capital Markets 5,165,055 – – 5,165,055
Chemicals 14,452,143 – – 14,452,143
Commercial Services & Supplies 3,304,512 – – 3,304,512
Consumer Staples Distribution & Retail 17,457,356 – – 17,457,356
Containers & Packaging 13,933,555 – – 13,933,555
Electric Utilities 7,657,776 – – 7,657,776
Electrical Equipment 7,078,672 – – 7,078,672
Electronic Equipment, Instruments &
Components 13,698,214 – – 13,698,214
Energy Equipment & Services 4,574,808 – – 4,574,808
Ground Transportation 11,665,949 – – 11,665,949
Health Care Equipment & Supplies 4,815,412 – – 4,815,412
Health Care Providers & Services 13,908,961 – – 13,908,961
Hotels, Restaurants & Leisure 9,702,051 – – 9,702,051
Insurance 30,594,362 – – 30,594,362
IT Services 2,295,528 – – 2,295,528
Machinery 16,307,998 – – 16,307,998
Metals & Mining 8,182,846 – – 8,182,846
Multi-Utilities 5,666,661 – – 5,666,661
Oil, Gas & Consumable Fuels 11,513,868 – – 11,513,868
Personal Care Products 2,641,397 – – 2,641,397
Professional Services 8,879,234 – – 8,879,234
Residential REITs 9,003,858 – – 9,003,858
Retail REITs 5,450,024 – – 5,450,024
Semiconductors & Semiconductor
Equipment 10,031,451 – – 10,031,451
Software 3,693,344 – – 3,693,344
Specialized REITs 7,286,709 – – 7,286,709
Specialty Retail 16,777,344 – – 16,777,344
Textiles, Apparel & Luxury Goods 776,061 – – 776,061
Water Utilities 4,843,812 – – 4,843,812
Total Common Stocks $ 298,410,195 $ – $ – $ 298,410,195
Repurchase Agreements – 21,436,032 – 21,436,032
Total $ 298,410,195 $ 21,436,032 $ – $ 319,846,227
As of September 30, 2025, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Victory Mid Cap Value Fund - September 30, 2025 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
As of September 30, 2025, the Fund had no open forward foreign currency contracts.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 92.5%
Shares Value ($)
Aerospace & Defense 0.4%
GE Aerospace 6,792 2,043,169
Automobiles 1.8%
Tesla, Inc.* 21,761 9,677,552
Banks 2.0%
NU Holdings Ltd., Class A* 328,699 5,262,471
Popular, Inc. 39,307 4,992,382
10,254,853
Beverages 1.4%
Monster Beverage Corp.* 112,882 7,598,087
Biotechnology 3.4%
ACADIA Pharmaceuticals,
Inc.* 17,663 376,928
Alnylam Pharmaceuticals, Inc.* 1,111 506,616
Denali Therapeutics, Inc.*(a) 43,165 626,756
Exelixis , Inc.* 29,200 1,205,960
Halozyme Therapeutics, Inc.* 46,833 3,434,732
Incyte Corp.* 80,008 6,785,479
Sarepta Therapeutics, Inc.* 73,975 1,425,498
Ultragenyx Pharmaceutical,
Inc.* 113,788 3,422,743
17,784,712
Broadline Retail 3.4%
Amazon.com, Inc.* 49,907 10,958,080
Coupang, Inc.* 155,976 5,022,427
Etsy, Inc.*(a) 26,250 1,742,738
17,723,245
Capital Markets 2.9%
Bank of New York Mellon
Corp. (The) 48,568 5,291,969
Interactive Brokers Group,
Inc., Class A 118,516 8,155,086
Robinhood Markets, Inc.,
Class A* 11,759 1,683,654
15,130,709
Chemicals 0.0%
†
Innospec, Inc. 1,206 93,055
Commercial Services & Supplies 1.0%
Rollins, Inc. 88,982 5,226,803
Communications Equipment 2.1%
Arista Networks, Inc.* 77,081 11,231,473
Construction & Engineering 5.5%
Argan, Inc. 7,167 1,935,448
Comfort Systems USA, Inc. 11,502 9,491,220
Dycom Industries, Inc.* 7,152 2,086,668
EMCOR Group, Inc. 9,122 5,925,104
MasTec , Inc.* 18,789 3,998,487
Primoris Services Corp.(a) 39,122 5,372,624
28,809,551
Consumer Finance 1.1%
Ally Financial, Inc. 147,379 5,777,257
Electrical Equipment 0.3%
GE Vernova , Inc. 1,408 865,779
Powell Industries, Inc.(a) 2,424 738,860
1,604,639
Electronic Equipment, Instruments & Components 1.1%
Jabil, Inc. 27,109 5,887,262
Common Stocks
Shares Value ($)
Entertainment 2.7%
ROBLOX Corp., Class A* 44,045 6,101,113
Roku, Inc., Class A* 35,299 3,534,489
Spotify Technology SA* 6,766 4,722,668
14,358,270
Financial Services 0.7%
Marqeta , Inc., Class A*(a) 488,828 2,581,012
Mastercard, Inc., Class A 2,063 1,173,455
3,754,467
Food Products 0.6%
Freshpet , Inc.*(a) 28,605 1,576,421
Marzetti Co. (The) 8,191 1,415,323
2,991,744
Ground Transportation 0.8%
Lyft, Inc., Class A* 167,441 3,685,376
Old Dominion Freight Line, Inc. 95 13,374
U-Haul Holding Co.*(a) 9,623 549,185
4,247,935
Health Care Equipment & Supplies 0.1%
Lantheus Holdings, Inc.*(a) 11,391 584,244
Health Care Providers & Services 2.4%
McKesson Corp. 12,329 9,524,646
Molina Healthcare, Inc.*(a) 16,500 3,157,440
12,682,086
Hotels, Restaurants & Leisure 4.4%
Airbnb, Inc., Class A* 27,438 3,331,522
Booking Holdings, Inc. 1,826 9,859,067
Cava Group, Inc.*(a) 29,848 1,803,117
Domino's Pizza, Inc. 9,434 4,072,752
DraftKings, Inc., Class A*(a) 37,057 1,385,932
Wingstop , Inc.(a) 10,416 2,621,499
23,073,889
Household Durables 0.5%
Cavco Industries, Inc.*(a) 4,522 2,626,061
Household Products 0.2%
WD-40 Co. 4,701 928,918
Independent Power and Renewable Electricity Producers
0.8%
Vistra Corp. 20,423 4,001,274
Insurance 1.5%
Everest Group Ltd. 4,125 1,444,699
Goosehead Insurance, Inc.,
Class A(a) 9,940 739,735
Oscar Health, Inc., Class A*(a) 36,435 689,715
RLI Corp.(a) 29,942 1,952,817
Selective Insurance Group,
Inc. 38,393 3,112,520
7,939,486
Interactive Media & Services 6.0%
Alphabet, Inc., Class C 62,403 15,198,251
Cargurus , Inc., Class A*(a) 25,667 955,582
Meta Platforms, Inc., Class A 19,874 14,595,068
Yelp, Inc., Class A* 14,505 452,556
31,201,457
IT Services 0.3%
DigitalOcean Holdings, Inc.*(a) 42,023 1,435,506

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Machinery 0.1%
Franklin Electric Co., Inc. 3,748 356,810
Media 0.6%
Trade Desk, Inc. (The), Class
A* 61,328 3,005,685
Oil, Gas & Consumable Fuels 0.5%
HF Sinclair Corp. 7,058 369,416
Phillips 66 18,653 2,537,181
2,906,597
Passenger Airlines 1.0%
Alaska Air Group, Inc.* 36,747 1,829,265
Southwest Airlines Co.(a) 106,847 3,409,488
5,238,753
Professional Services 1.3%
Insperity, Inc. 44,192 2,174,246
KBR, Inc. 68,212 3,225,746
TriNet Group, Inc. 18,984 1,269,840
6,669,832
Real Estate Management & Development 0.2%
Compass, Inc., Class A* 104,940 842,668
Semiconductors & Semiconductor Equipment 10.3%
Broadcom, Inc. 42,372 13,978,946
Kulicke & Soffa Industries, Inc. 42,015 1,707,490
Lam Research Corp. 84,173 11,270,765
NVIDIA Corp. 93,578 17,459,783
QUALCOMM, Inc. 41,508 6,905,271
Silicon Laboratories, Inc.* 17,869 2,343,162
53,665,417
Software 15.9%
Adobe, Inc.* 27,834 9,818,443
Appfolio , Inc., Class A*(a) 5,983 1,649,274
Atlassian Corp., Class A* 22,172 3,540,868
Blackbaud, Inc.* 6,150 395,506
Braze, Inc., Class A* 10,365 294,781
Clear Secure, Inc., Class A 48,471 1,617,962
Dropbox, Inc., Class A*(a) 205,437 6,206,252
Fortinet, Inc.* 84,758 7,126,453
Manhattan Associates, Inc.* 11,004 2,255,600
Microsoft Corp. 59,516 30,826,312
Nutanix, Inc., Class A* 29,705 2,209,755
Palantir Technologies, Inc.,
Class A* 11,092 2,023,403
Pegasystems, Inc. 84,364 4,850,930
RingCentral, Inc., Class A* 60,116 1,703,687
Salesforce, Inc. 30,567 7,244,379
Teradata Corp.*(a) 63,178 1,358,959
83,122,564
Specialty Retail 2.6%
O'Reilly Automotive, Inc.* 60,915 6,567,246
RH* 6,988 1,419,682
Wayfair, Inc., Class A* 16,731 1,494,580
Williams-Sonoma, Inc.(a) 20,580 4,022,361
13,503,869
Technology Hardware, Storage & Peripherals 10.6%
Apple, Inc. 217,489 55,379,224
Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp.* 54,732 5,548,183
Common Stocks
Shares Value ($)
Trading Companies & Distributors 0.9%
Fastenal Co. 94,220 4,620,549
Total Common Stocks
(cost $355,272,901) 483,527,855
Repurchase Agreements 3.2%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $10,001,164,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
10/31/2026 - 2/15/2055;
total market value
$10,200,001.(b) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,487,397, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$2,536,848.(b) 2,487,106 2,487,106
CF Secured, LLC,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$4,000,467, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$4,080,476.(b) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $16,487,106) 16,487,106
Total Investments
(cost $371,760,007) — 95.7% 500,014,961
Other assets in excess of liabilities — 4.3% 22,722,180
NET ASSETS — 100.0%
$ 522,737,141

32 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $29,242,462, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,487,106 and by
$13,930,443 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
2/15/2055, a total value of $30,417,549.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$16,487,106.

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 33
OTC Total return swap contracts outstanding as of September 30, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ACADIA
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 41,885 838 838
Acuren Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 173,986 165,287 165,287
ADMA Biologics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 10,503 420 420
Akero Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 4,708 659 659
Alnylam
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 13,726 116,808 116,808
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 5,889 30,446 30,446
Blackbaud, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 8,246 9,236 9,236
Brookfield Asset
Management Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 43,531 41,335 41,335
Centrus Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 7,297 40,498 40,498
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 136,348 24,543 24,543
Construction
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 19,714 2,107 2,107
Core Natural
Resources, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 34,792 50,100 50,100
CoreCivic , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 91,876 109,332 109,332
Crinetics
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 58,895 109,545 109,545
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 47,679 9,799 9,799
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 13,791 8,275 8,275
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 2,412 21,491 21,491
Entegris , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 29,586 30,917 30,917
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 730 4,920 4,920

34 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 34,350 25,076 25,076
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 75,926 89,853 89,853
Franklin Electric
Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 2,106 2,127 2,127
Freshworks , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 107,192 63,243 63,243
GE Vernova , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 14,350 178,945 178,945
GEO Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 89,006 43,613 43,613
Goosehead
Insurance, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 4,788 4,405 4,405
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 24,908 14,198 14,198
HF Sinclair Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 49,999 18,000 18,000
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 56,892 85,907 85,907
Hims & Hers Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.47% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 16,349 39,238 39,238
Insperity, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 6,400 5,056 5,056
IonQ , Inc. Increases in total
return of reference
entity
OBFR - 0.47% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 4,626 12,768 12,768
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 4,772 13,075 13,075
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,464 754 754
Kulicke & Soffa
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 12,748 3,633 3,633
Lantheus Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 2,114 1,416 1,416
LCI Industries OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,441 2,993 2,993
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 4,871 26,742 26,742

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lockheed Martin
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 7,625 55,129 55,129
MasTec , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 4,126 13,451 13,451
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 32,269 134,884 134,884
MYR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 18,214 20,035 20,035
NU Holdings Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 184,083 11,045 11,045
NuScale Power
Corp.
Increases in total
return of reference
entity
OBFR - 5.09% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 45,868 99,075 99,075
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 303,854 1,440,338 1,440,338
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 3,655 5,556 5,556
O'Reilly Automotive,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 25,980 6,755 6,755
Palantir
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 14,645 52,136 52,136
PAR Technology
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 40,282 22,558 22,558
Powell Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 1,305 2,336 2,336
PROCEPT
BioRobotics Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 43,019 34,415 34,415
QUALCOMM, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 11,827 23,063 23,063
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 5,658 5,488 5,488
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 3,613 23,340 23,340
Rollins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 1,918 738 738
Sable Offshore
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 62,177 66,529 66,529
Scholar Rock
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 5,800 6,496 6,496

36 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Selective Insurance
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 8,206 17,315 17,315
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 24,424 39,567 39,567
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 66,975 1,339 1,339
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 77,945 226,040 226,040
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 250,343 137,689 137,689
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 451,097 13,533 13,533
Wingstop , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 1,583 222 222
Workiva, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 876 762 762
Zscaler, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 18,365 50,687 50,687
– –
Total unrealized appreciation 3,918,119 3,918,119
– –
Addus HomeCare
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 22,323 (4,465) (4,465)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 16,909 (7,271) (7,271)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 10,836 (67,183) (67,183)
Agilysys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 12,849 (18,374) (18,374)
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 19,404 (29,106) (29,106)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 3,142 (2,074) (2,074)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan
Chase
Bank NA 10/30/2026 1,600 (960) (960)
Anglogold Ashanti
plc
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 37,137 (67,056) (67,056)
Aon plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 6,727 (13,185) (13,185)
Appfolio , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 7,758 (53,685) (53,685)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Applied Digital Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 21,302 (16,829) (16,829)
Argan, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 4,738 (4,833) (4,833)
Arrowhead
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 61,958 (43,990) (43,990)
Arthur J Gallagher
& Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 2,323 (10,872) (10,872)
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 3,851 (21,604) (21,604)
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 12,196 (46,711) (46,711)
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 9,054 (99,322) (99,322)
Boston Scientific
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 21,829 (12,879) (12,879)
Braze, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 43,148 (163,099) (163,099)
Calix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/27/2026 34,893 (349) (349)
Cargurus , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 17,270 (3,799) (3,799)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 27,804 (108,714) (108,714)
Clear Secure, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 9,258 (26,894) (26,894)
Coca-Cola Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 12,238 (19,718) (19,718)
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 102,186 (31,678) (31,678)
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 56,016 (35,290) (35,290)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/31/2025 726 (1,387) (1,387)
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,586 (23,418) (23,418)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 6,812 (29,632) (29,632)

38 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
FTAI Aviation Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 17,322 (62,186) (62,186)
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 25,827 (125,003) (125,003)
Hershey Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 13,020 (38,279) (38,279)
IDEXX Laboratories,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 3,437 (11,561) (11,561)
Impinj , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 18,335 (10,084) (10,084)
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 18,847 (63,891) (63,891)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.40% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2026 190,138 (26,619) (26,619)
Knife River Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 32,754 (94,659) (94,659)
Kratos Defense &
Security Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 35,306 (116,157) (116,157)
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 47,357 (78,139) (78,139)
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 29,359 (43,745) (43,745)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 19,241 (2,501) (2,501)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 136,215 (125,318) (125,318)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 17,757 (47,766) (47,766)
Marqeta , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 10,192 (1,223) (1,223)
Medpace Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 2,509 (33,621) (33,621)
Mercury Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 35,734 (75,756) (75,756)
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 131,596 (101,329) (101,329)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 698 (1,110) (1,110)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 10,659 (26,861) (26,861)
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 10,337 (116,291) (116,291)
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 42,944 (46,809) (46,809)
Progress Software
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 38,087 (50,275) (50,275)
Protagonist
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 42,290 (54,554) (54,554)
PureCycle
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 55,154 (1,655) (1,655)
RadNet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 43,554 (65,767) (65,767)
Rambus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 31,010 (6,512) (6,512)
RB Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 22,451 (26,192) (26,192)
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 55,409 (133,536) (133,536)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 25,215 (76,654) (76,654)
Rocket Lab Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 11,496 (10,346) (10,346)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 34,307 (22,986) (22,986)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 2,658 (34,554) (34,554)
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 41,013 (25,838) (25,838)
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 21,916 (25,423) (25,423)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 10,841 (3,035) (3,035)
VSE Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 17,236 (34,644) (34,644)
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 18,607 (3,163) (3,163)

40 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
WesBanco , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 48,874 (14,662) (14,662)
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 10,558 (1,795) (1,795)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 59,861 (13,768) (13,768)
– –
Total unrealized depreciation (2,818,644) (2,818,644)
– –
Net unrealized appreciation 1,099,475 1,099,475
Financing Costs of Swap Contracts (4,525) (4,525)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 1,094,950 1,094,950
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 4.09%

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 41
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

42 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 483,527,855 $ – $ – $ 483,527,855
Repurchase Agreements – 16,487,106 – 16,487,106
Total Return Swaps† – 3,918,119 – 3,918,119
Total Assets $ 483,527,855 $ 20,405,225 $ – $ 503,933,080
Liabilities:
Total Return Swaps† $ – $ (2,823,169) $ – $ (2,823,169)
Total Liabilities $ – $ (2,823,169) $ – $ (2,823,169)
Total $ 483,527,855 $ 17,582,056 $ – $ 501,109,911
†
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 43
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 3,918,119
Total $ 3,918,119
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (2,823,169)
Total $ (2,823,169)
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

44 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Invesco Small Cap Growth Fund
Common Stocks 97.8%
Shares Value ($)
Aerospace & Defense 9.9%
AeroVironment, Inc.* 8,984 2,828,972
Archer Aviation, Inc., Class
A*(a) 98,881 947,280
ATI, Inc.* 29,484 2,398,229
Curtiss-Wright Corp. 7,909 4,294,112
Embraer SA, ADR-BR 53,307 3,222,408
Karman Holdings, Inc.*(a) 41,625 3,005,325
Mercury Systems, Inc.*(a) 21,388 1,655,431
Rocket Lab Corp.*(a) 62,779 3,007,742
21,359,499
Automobile Components 0.3%
Modine Manufacturing Co.* 3,851 547,458
Banks 1.2%
Bancorp, Inc. (The)* 34,976 2,619,353
Biotechnology 6.1%
ADMA Biologics, Inc.*(a) 40,843 598,758
Bridgebio Pharma, Inc.* 38,051 1,976,369
Caris Life Sciences, Inc.* 16,177 489,354
Halozyme Therapeutics, Inc.* 26,879 1,971,306
Insmed, Inc.* 23,619 3,401,372
Madrigal Pharmaceuticals,
Inc.* 3,239 1,485,600
Merus NV* 11,676 1,099,296
Protagonist Therapeutics,
Inc.*(a) 12,164 808,055
Soleno Therapeutics, Inc.* 13,237 894,821
Twist Bioscience Corp.*(a) 16,209 456,121
13,181,052
Broadline Retail 1.7%
Ollie's Bargain Outlet
Holdings, Inc.* 28,208 3,621,907
Capital Markets 8.2%
Bullish* 7,392 470,205
Evercore, Inc., Class A(a) 10,755 3,627,877
Hamilton Lane, Inc., Class A 19,113 2,576,241
Marex Group plc 42,274 1,421,252
Piper Sandler Cos.(a) 6,764 2,347,040
PJT Partners, Inc., Class A 9,940 1,766,636
StepStone Group, Inc., Class
A 72,424 4,730,011
Virtu Financial, Inc., Class A 25,129 892,080
17,831,342
Commercial Services & Supplies 1.5%
Casella Waste Systems, Inc.,
Class A*(a) 19,662 1,865,530
OPENLANE, Inc.*(a) 46,923 1,350,444
3,215,974
Communications Equipment 1.0%
Lumentum Holdings, Inc.*(a) 13,980 2,274,686
Construction & Engineering 6.8%
Argan, Inc.(a) 8,021 2,166,071
Construction Partners, Inc.,
Class A*(a) 25,216 3,202,432
Everus Construction Group,
Inc.*(a) 12,990 1,113,893
Primoris Services Corp. 28,565 3,922,831
Sterling Infrastructure, Inc.*(a) 12,648 4,296,273
14,701,500
Common Stocks
Shares Value ($)
Consumer Finance 0.9%
Enova International, Inc.* 13,568 1,561,541
Figure Technology Solutions,
Inc., Class A* 10,400 378,248
1,939,789
Diversified Consumer Services 1.6%
Duolingo, Inc., Class A*(a) 4,487 1,444,096
Stride, Inc.* 12,894 1,920,432
3,364,528
Electrical Equipment 1.2%
Bloom Energy Corp., Class A* 13,749 1,162,753
Powell Industries, Inc.(a) 4,665 1,421,939
2,584,692
Electronic Equipment, Instruments & Components 6.4%
Advanced Energy Industries,
Inc. 18,838 3,205,097
Badger Meter, Inc. 6,142 1,096,838
Fabrinet*(a) 10,261 3,741,366
Itron, Inc.* 12,847 1,600,222
Sanmina Corp.* 11,965 1,377,291
TTM Technologies, Inc.* 50,861 2,929,594
13,950,408
Energy Equipment & Services 2.2%
Archrock, Inc. 67,219 1,768,532
TechnipFMC plc(a) 76,268 3,008,772
4,777,304
Financial Services 1.1%
Mr. Cooper Group, Inc. 2,498 526,553
Paymentus Holdings, Inc.,
Class A* 61,080 1,869,048
2,395,601
Ground Transportation 0.5%
Lyft, Inc., Class A* 48,495 1,067,375
Health Care Equipment & Supplies 1.9%
Glaukos Corp.* 7,696 627,609
Integer Holdings Corp.*(a) 5,848 604,274
iRhythm Technologies, Inc.* 9,575 1,646,804
Merit Medical Systems, Inc.* 15,802 1,315,200
4,193,887
Health Care Providers & Services 8.2%
Alignment Healthcare, Inc.* 58,516 1,021,104
BrightSpring Health Services,
Inc.* 123,106 3,639,013
Encompass Health Corp. 36,099 4,585,295
GeneDx Holdings Corp., Class
A* 13,354 1,438,760
Guardant Health, Inc.* 46,304 2,893,074
HealthEquity, Inc.*(a) 20,265 1,920,514
RadNet, Inc.*(a) 29,612 2,256,731
17,754,491
Health Care Technology 0.9%
Waystar Holding Corp.*(a) 53,174 2,016,358
Hotels, Restaurants & Leisure 4.5%
Black Rock Coffee Bar, Inc.,
Class A* 26,919 642,287
Dutch Bros, Inc., Class A* 29,923 1,566,170
Planet Fitness, Inc., Class A* 24,718 2,565,729
Shake Shack, Inc., Class A* 15,542 1,454,887

NVIT Invesco Small Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Sportradar Group AG, Class
A* 88,679 2,385,465
Wingstop, Inc.(a) 4,655 1,171,570
9,786,108
Independent Power and Renewable Electricity Producers
1.6%
Talen Energy Corp.*(a) 8,101 3,446,003
Insurance 0.7%
Accelerant Holdings, Class
A*(a) 25,704 382,733
Palomar Holdings, Inc.* 9,926 1,158,860
1,541,593
Life Sciences Tools & Services 0.3%
Repligen Corp.* 4,255 568,766
Machinery 6.9%
Crane Co. 18,787 3,459,438
Esab Corp. 16,655 1,861,030
ESCO Technologies, Inc. 13,342 2,816,630
Federal Signal Corp.(a) 17,902 2,130,159
Mueller Water Products, Inc.,
Class A 42,689 1,089,423
SPX Technologies, Inc.* 18,519 3,458,979
14,815,659
Metals & Mining 2.7%
Carpenter Technology Corp. 17,622 4,326,906
MP Materials Corp.* 21,569 1,446,633
5,773,539
Office REITs 0.5%
Highwoods Properties, Inc.(a) 33,207 1,056,647
Pharmaceuticals 1.1%
Axsome Therapeutics, Inc.* 13,875 1,685,119
Ligand Pharmaceuticals,
Inc.*(a) 4,416 782,250
2,467,369
Semiconductors & Semiconductor Equipment 9.2%
Allegro MicroSystems, Inc.* 52,636 1,536,971
Impinj, Inc.*(a) 10,834 1,958,246
Lattice Semiconductor Corp.* 40,355 2,958,829
MACOM Technology Solutions
Holdings, Inc.* 27,920 3,475,761
Nova Ltd.*(a) 9,106 2,910,824
SiTime Corp.* 13,479 4,061,357
Tower Semiconductor Ltd.* 41,401 2,993,292
19,895,280
Software 7.0%
Appfolio, Inc., Class A*(a) 7,647 2,107,972
AvePoint, Inc.* 67,233 1,009,167
Cellebrite DI Ltd.* 115,124 2,133,248
Commvault Systems, Inc.* 16,567 3,127,518
CyberArk Software Ltd.* 3,429 1,656,721
Life360, Inc.*(a) 10,349 1,100,099
Netskope, Inc., Class A* 8,691 197,547
Pegasystems, Inc. 39,266 2,257,795
ServiceTitan, Inc., Class A* 15,339 1,546,631
15,136,698
Specialty Retail 0.9%
Boot Barn Holdings, Inc.*(a) 11,837 1,961,628
Common Stocks
Shares Value ($)
Trading Companies & Distributors 0.8%
Applied Industrial
Technologies, Inc. 6,333 1,653,230
Total Common Stocks
(cost $156,125,565) 211,499,724
Repurchase Agreements 6.6%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
4.19%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$4,000,466, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.63%, maturing
10/31/2026 - 2/15/2055;
total market value
$4,080,000.(b) 4,000,000 4,000,000
BofA Securities, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00%
- 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$1,020,000.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$3,333,258, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$3,399,525.(b) 3,332,867 3,332,867
CF Secured, LLC,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$3,000,350, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$3,060,357.(b) 3,000,000 3,000,000

46 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Invesco Small Cap Growth Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Citi Global Market, Inc.,
4.19%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,233, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.50%
- 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Pershing LLC,
4.14%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,115, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$1,020,003.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $14,332,867) 14,332,867
Total Investments
(cost $170,458,432) — 104.4% 225,832,591
Liabilities in excess of other assets — (4.4)% (9,617,060)
NET ASSETS — 100.0%
$ 216,215,531
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $47,492,033, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $14,332,867 and by
$34,323,349 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.13%, and maturity dates ranging from 10/23/2025 -
2/15/2055, a total value of $48,656,216.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$14,332,867.
ADR American Depositary Receipt
BR Brazil
REIT Real Estate Investment Trust

NVIT Invesco Small Cap Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 47
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

48 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Invesco Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 211,499,724 $ – $ – $ 211,499,724
Repurchase Agreements – 14,332,867 – 14,332,867
Total $ 211,499,724 $ 14,332,867 $ – $ 225,832,591
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Cap Value Fund - September 30, 2025 (Unaudited) - Statement of Investments - 49
Common Stocks 98 .3%
Shares Value ($)
Aerospace & Defense 1 .5%
Cadre Holdings, Inc.(a) 71,170 2,598,417
Huntington Ingalls Industries,
Inc.(a) 944 271,787
2,870,204
Air Freight & Logistics 0 .1%
Hub Group, Inc., Class A 4,260 146,714
Radiant Logistics, Inc.* 9,079 53,566
200,280
Automobile Components 2 .8%
American Axle &
Manufacturing Holdings,
Inc.*(a) 128,440 771,924
Cooper-Standard Holdings,
Inc.*(a) 9,320 344,188
Dana, Inc. 66,443 1,331,518
Dorman Products, Inc.*(a) 14,398 2,244,360
Lear Corp. 3,712 373,464
Stoneridge, Inc.* 9,009 68,648
Strattec Security Corp.*(a) 4,360 296,742
5,430,844
Banks 9 .6%
1st Source Corp. 470 28,933
Amerant Bancorp, Inc., Class
A 9,712 187,150
Bank of NT Butterfield & Son
Ltd. (The) 14,340 615,473
Bank7 Corp. 691 31,973
BankUnited, Inc.(a) 48,150 1,837,404
BayCom Corp. 860 24,725
BCB Bancorp, Inc. 3,196 27,741
Beacon Financial Corp. 18,994 450,348
BOK Financial Corp. 1,990 221,766
Business First Bancshares,
Inc. 5,756 135,899
Byline Bancorp, Inc. 4,874 135,156
Capital City Bank Group, Inc. 3,672 153,453
Central Pacific Financial Corp. 11,316 343,327
Civista Bancshares, Inc. 3,867 78,539
Colony Bankcorp, Inc. 2,100 35,721
Community Trust Bancorp, Inc. 6,849 383,202
ConnectOne Bancorp, Inc.(a) 5,597 138,862
FB Financial Corp. 13,411 747,529
First Bancorp(a) 90,266 1,990,365
First Bank 1,000 16,290
First Commonwealth Financial
Corp. 6,050 103,153
First Financial Corp. 5,764 325,320
First Internet Bancorp 3,677 82,475
First Savings Financial Group,
Inc. 103 3,237
Flushing Financial Corp. 12,995 179,461
FS Bancorp, Inc. 1,120 44,710
Great Southern Bancorp, Inc.
(a) 1,259 77,114
Hanmi Financial Corp. 19,973 493,133
HBT Financial, Inc. 3,264 82,253
Heritage Commerce Corp. 52,655 522,864
Hilltop Holdings, Inc. 35,815 1,196,937
Home Bancorp, Inc. 843 45,796
HomeTrust Bancshares, Inc. 4,289 175,592
Common Stocks
Shares Value ($)
Banks
Independent Bank Corp. 8,927 276,514
Investar Holding Corp. 257 5,965
Kearny Financial Corp. 32,095 210,864
Live Oak Bancshares, Inc. 5,460 192,301
Mercantile Bank Corp. 1,860 83,700
Midland States Bancorp, Inc. 9,744 167,012
MVB Financial Corp. 85 2,130
National Bank Holdings Corp.,
Class A 11,034 426,354
Northeast Community
Bancorp, Inc. 4,785 98,427
Northfield Bancorp, Inc. 26,211 309,290
Northrim Bancorp, Inc. 10,020 217,033
OceanFirst Financial Corp. 630 11,069
OFG Bancorp 31,207 1,357,192
OP Bancorp(a) 1,250 17,400
Orange County Bancorp, Inc. 2,100 52,941
Origin Bancorp, Inc.(a) 1,840 63,517
PCB Bancorp 1,000 21,000
Peapack-Gladstone Financial
Corp. 4,863 134,219
Primis Financial Corp. 1,870 19,654
Prosperity Bancshares, Inc. 5,971 396,176
RBB Bancorp 4,920 92,299
Red River Bancshares, Inc. 100 6,482
Republic Bancorp, Inc., Class
A 1,301 93,997
Sierra Bancorp 2,845 82,249
SmartFinancial, Inc. 1,332 47,592
South Plains Financial, Inc. 2,905 112,278
Texas Capital Bancshares,
Inc.* 18,173 1,536,164
Third Coast Bancshares, Inc.* 6,337 240,616
Tompkins Financial Corp. 3,661 242,395
Towne Bank 5,177 178,969
TriCo Bancshares(a) 3,820 169,646
United Bankshares, Inc. 15,280 568,569
Unity Bancorp, Inc. 2,900 141,723
WaFd, Inc. 2,920 88,447
Westamerica Bancorp 5,620 280,944
18,861,029
Biotechnology 2 .4%
Aldeyra Therapeutics, Inc.* 18,312 95,589
Alector, Inc.* 36,000 106,560
Anika Therapeutics, Inc.* 6,037 56,748
Arcturus Therapeutics
Holdings, Inc.*(a) 5,957 109,787
Arcus Biosciences, Inc.*(a) 17,631 239,781
Caribou Biosciences, Inc.* 31,484 73,358
Dyne Therapeutics, Inc.*(a) 25,300 320,045
Editas Medicine, Inc.*(a) 57,500 199,525
Emergent BioSolutions,
Inc.*(a) 6,800 59,976
Enanta Pharmaceuticals,
Inc.*(a) 11,637 139,295
Entrada Therapeutics, Inc.*(a) 21,850 126,730
Fate Therapeutics, Inc.* 68,466 86,267
Foghorn Therapeutics, Inc.* 1,500 7,335
Inhibrx Biosciences, Inc.* 900 30,312
Ironwood Pharmaceuticals,
Inc., Class A* 36,249 47,486

50 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Biotechnology
Keros Therapeutics, Inc.* 32,066 507,284
Kodiak Sciences, Inc.* 5,284 86,499
Kura Oncology, Inc.* 94,935 840,175
Kyverna Therapeutics, Inc.* 3,500 21,000
MacroGenics, Inc.* 32,438 54,496
Myriad Genetics, Inc.* 109,355 790,637
PMV Pharmaceuticals, Inc.* 4,800 6,720
Prothena Corp. plc* 32,486 317,063
Tyra Biosciences, Inc.*(a) 18,187 254,436
Vanda Pharmaceuticals, Inc.* 14,570 72,704
Zentalis Pharmaceuticals, Inc.* 28,825 43,526
4,693,334
Broadline Retail 0 .1%
1stdibs.com, Inc.* 7,323 18,966
Dillard's, Inc., Class A 181 111,221
130,187
Building Products 3 .5%
American Woodmark Corp.* 25,457 1,699,509
CSW Industrials, Inc.(a) 6,678 1,621,084
Hayward Holdings, Inc.*(a) 180,477 2,728,812
Insteel Industries, Inc. 6,520 249,977
JELD-WEN Holding, Inc.* 104,393 512,570
6,811,952
Capital Markets 1 .3%
Silvercrest Asset Management
Group, Inc., Class A 200 3,150
Virtus Investment Partners,
Inc.(a) 13,447 2,555,333
2,558,483
Chemicals 4 .2%
American Vanguard Corp.* 16,278 93,436
Ashland, Inc. 25,056 1,200,433
Celanese Corp., Class A 3,285 138,233
Core Molding Technologies,
Inc.*(a) 4,892 100,530
Element Solutions, Inc.(a) 164,704 4,145,600
Huntsman Corp. 9,380 84,232
Koppers Holdings, Inc. 6,242 174,776
Kronos Worldwide, Inc.(a) 19,055 109,376
Quaker Chemical Corp. 15,313 2,017,488
Scotts Miracle-Gro Co. (The) 3,013 171,590
8,235,694
Commercial Services & Supplies 0 .4%
Ennis, Inc. 17,667 322,953
Vestis Corp.(a) 99,747 451,854
774,807
Communications Equipment 0 .9%
Aviat Networks, Inc.*(a) 13,954 319,965
Inseego Corp.*(a) 4,800 71,856
NETGEAR, Inc.* 35,011 1,134,007
Ribbon Communications,
Inc.*(a) 41,120 156,256
1,682,084
Construction & Engineering 1 .3%
Great Lakes Dredge & Dock
Corp.* 2,700 32,373
Matrix Service Co.* 16,973 222,007
Orion Group Holdings, Inc.*(a) 33,083 275,250
Common Stocks
Shares Value ($)
Construction & Engineering
Tutor Perini Corp.* 30,940 2,029,355
2,558,985
Consumer Finance 2 .6%
Bread Financial Holdings, Inc.
(a) 31,367 1,749,338
Green Dot Corp., Class A* 47,586 639,080
LendingTree, Inc.* 8,581 555,448
Navient Corp. 18,500 243,275
PRA Group, Inc.* 32,886 507,760
PROG Holdings, Inc. 35,490 1,148,456
Regional Management Corp. 4,180 162,853
5,006,210
Consumer Staples Distribution & Retail 0 .6%
Andersons, Inc. (The) 31,719 1,262,733
Containers & Packaging 0 .2%
AptarGroup, Inc. 316 42,237
Ardagh Metal Packaging SA 102,100 407,379
449,616
Distributors 0 .2%
A-Mark Precious Metals, Inc. 18,006 465,815
Diversified Consumer Services 0 .0%
†
Chegg, Inc.*(a) 54,800 82,748
Diversified REITs 0 .1%
Alpine Income Property Trust,
Inc. 8,216 116,421
Diversified Telecommunication Services 0 .3%
ATN International, Inc. 8,259 123,637
Bandwidth, Inc., Class A*(a) 18,702 311,762
IDT Corp., Class B 1,408 73,653
509,052
Electric Utilities 0 .1%
Genie Energy Ltd., Class B 20,089 300,331
Electrical Equipment 0 .7%
Atkore, Inc. 17,620 1,105,479
Fluence Energy, Inc.*(a) 16,800 181,440
1,286,919
Electronic Equipment, Instruments & Components 5 .3%
Cognex Corp. 51,907 2,351,387
ePlus, Inc. 50,175 3,562,927
Ingram Micro Holding Corp. 8,164 175,444
Insight Enterprises, Inc.*(a) 15,910 1,804,353
Jabil, Inc. 2,661 577,890
PC Connection, Inc. 6,767 419,486
Rogers Corp.*(a) 5,934 477,450
ScanSource, Inc.* 17,528 771,057
SmartRent, Inc., Class A*(a) 135,415 190,935
10,330,929
Energy Equipment & Services 0 .7%
DMC Global, Inc.*(a) 14,297 120,810
Forum Energy Technologies,
Inc.*(a) 2,920 77,993
Liberty Energy, Inc., Class A(a) 58,788 725,444
Oil States International, Inc.* 4,993 30,258
Ranger Energy Services, Inc.,
Class A 19,208 269,680
RPC, Inc.(a) 44,732 212,924
1,437,109

NVIT Multi-Manager Small Cap Value Fund - September 30, 2025 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Entertainment 0 .4%
Eventbrite, Inc., Class A* 54,699 137,841
Playstudios, Inc.* 13,740 13,226
Playtika Holding Corp.(a) 8,882 34,551
Roku, Inc., Class A* 5,375 538,199
Skillz, Inc., Class A*(a) 1,600 12,800
736,617
Financial Services 1 .4%
Compass Diversified Holdings 57,815 382,735
Jack Henry & Associates, Inc.
(a) 1,167 173,801
Marqeta, Inc., Class A*(a) 129,441 683,449
Merchants Bancorp(a) 12,085 384,303
Pagseguro Digital Ltd., Class
A(a) 70,601 706,010
Paysafe Ltd.*(a) 37,377 482,911
2,813,209
Food Products 0 .8%
Calavo Growers, Inc.(a) 15,740 405,147
Dole plc(a) 31,664 425,564
Pilgrim's Pride Corp.(a) 8,993 366,195
Smithfield Foods, Inc. 16,587 389,463
1,586,369
Gas Utilities 0 .1%
Southwest Gas Holdings, Inc. 2,640 206,818
Ground Transportation 2 .9%
ArcBest Corp. 21,742 1,519,114
Covenant Logistics Group,
Inc., Class A 14,716 318,749
Heartland Express, Inc.(a) 1,938 16,240
Landstar System, Inc. 19,333 2,369,452
Lyft, Inc., Class A* 42,233 929,548
Werner Enterprises, Inc. 18,969 499,264
5,652,367
Health Care Equipment & Supplies 2 .1%
Accuray, Inc.* 19,400 32,398
Dentsply Sirona, Inc. 22,997 291,832
ICU Medical, Inc.*(a) 22,744 2,728,370
Inogen, Inc.* 24,800 202,616
OraSure Technologies, Inc.* 72,958 234,195
Orthofix Medical, Inc.*(a) 2,400 35,136
Varex Imaging Corp.* 50,775 629,610
4,154,157
Health Care Providers & Services 5 .6%
Addus HomeCare Corp.*(a) 47,923 5,654,435
Aveanna Healthcare Holdings,
Inc.* 3,242 28,756
Ensign Group, Inc. (The)(a) 17,732 3,063,558
LifeStance Health Group, Inc.* 47,052 258,786
Pennant Group, Inc. (The)* 78,729 1,985,545
10,991,080
Health Care REITs 0 .1%
Community Healthcare Trust,
Inc.(a) 13,650 208,845
Health Care Technology 0 .4%
Evolent Health, Inc., Class
A*(a) 75,603 639,601
HealthStream, Inc.(a) 7,682 216,940
856,541
Common Stocks
Shares Value ($)
Hotel & Resort REITs 1 .6%
Braemar Hotels & Resorts,
Inc.(a) 7,994 21,824
Chatham Lodging Trust 22,612 151,727
RLJ Lodging Trust(a) 68,822 495,518
Sunstone Hotel Investors, Inc. 144,882 1,357,544
Xenia Hotels & Resorts, Inc.(a) 77,896 1,068,733
3,095,346
Hotels, Restaurants & Leisure 1 .1%
Wyndham Hotels & Resorts,
Inc. 26,682 2,131,892
Household Durables 3 .6%
Cricut, Inc., Class A(a) 55,700 350,353
Ethan Allen Interiors, Inc.(a) 22,246 655,367
Flexsteel Industries, Inc.(a) 1,826 84,635
GoPro, Inc., Class A* 110,467 234,190
Helen of Troy Ltd.* 7,490 188,748
iRobot Corp.*(a) 39,100 140,369
KB Home(a) 20,207 1,285,974
La-Z-Boy, Inc.(a) 9,520 326,726
Sonos, Inc.* 45,650 721,270
Taylor Morrison Home Corp.,
Class A* 20,529 1,355,119
Traeger, Inc.* 8,758 10,685
Tri Pointe Homes, Inc.* 49,914 1,695,579
7,049,015
Household Products 0 .1%
Reynolds Consumer Products,
Inc.(a) 11,180 273,575
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Industrial REITs 0 .1%
LXP Industrial Trust(a) 12,900 115,584
Insurance 6 .9%
American Coastal Insurance
Corp. 5,742 65,401
CNO Financial Group, Inc. 35,392 1,399,754
Donegal Group, Inc., Class
A(a) 10,965 212,611
Employers Holdings, Inc. 18,093 768,591
Fidelis Insurance Holdings Ltd.
(a) 56,512 1,025,693
Genworth Financial, Inc.,
Class A* 32,794 291,867
Globe Life, Inc. 763 109,086
Goosehead Insurance, Inc.,
Class A(a) 4,132 307,504
Greenlight Capital Re Ltd.,
Class A*(a) 4,124 52,375
Heritage Insurance Holdings,
Inc.* 26,468 666,464
Hippo Holdings, Inc.*(a) 4,440 160,550
Horace Mann Educators Corp. 1,320 59,624
James River Group Holdings
Ltd.(a) 23,940 132,867
Mercury General Corp. 10,968 929,867
Reinsurance Group of
America, Inc. 5,158 991,007

52 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Insurance
RLI Corp. 1,706 111,265
Safety Insurance Group, Inc. 4,890 345,674
Selectquote, Inc.* 24,564 48,145
SiriusPoint Ltd.* 24,797 448,578
Skyward Specialty Insurance
Group, Inc.* 47,887 2,277,506
United Fire Group, Inc. 7,353 223,678
Universal Insurance Holdings,
Inc. 18,316 481,711
White Mountains Insurance
Group Ltd.(a) 1,441 2,408,660
13,518,478
Interactive Media & Services 0 .3%
Match Group, Inc. 4,331 152,971
Nextdoor Holdings, Inc.* 221,648 463,244
Teads Holding Co.* 9,437 15,571
631,786
IT Services 0 .2%
Grid Dynamics Holdings, Inc.* 14,600 112,566
Rackspace Technology,
Inc.*(a) 42,321 59,673
Unisys Corp.* 50,791 198,085
370,324
Leisure Products 1 .2%
Johnson Outdoors, Inc., Class
A(a) 6,019 243,108
Polaris, Inc.(a) 2,380 138,349
YETI Holdings, Inc.* 58,407 1,937,944
2,319,401
Life Sciences Tools & Services 0 .8%
10X Genomics, Inc., Class
A*(a) 85,925 1,004,463
Codexis, Inc.* 39,456 96,273
CryoPort, Inc.*(a) 23,100 218,988
Cytek Biosciences, Inc.*(a) 54,463 188,987
OmniAb, Inc.* 52,136 83,417
1,592,128
Machinery 2 .6%
Astec Industries, Inc.(a) 5,211 250,806
Columbus McKinnon Corp. 9,019 129,333
Graco, Inc. 3,274 278,159
Hillman Solutions Corp.*(a) 318,466 2,923,518
Hyster-Yale, Inc. 5,340 196,832
Manitowoc Co., Inc. (The)* 31,542 315,735
Mayville Engineering Co., Inc.* 13,299 182,994
Miller Industries, Inc. 4,355 176,029
Wabash National Corp. 59,798 590,206
Worthington Enterprises, Inc. 2,450 135,951
5,179,563
Marine Transportation 0 .1%
Costamare, Inc. 11,678 139,085
Media 0 .6%
AMC Networks, Inc., Class
A*(a) 25,075 206,618
Clear Channel Outdoor
Holdings, Inc.* 24,900 39,342
Gray Media, Inc.(a) 12,300 71,094
PubMatic, Inc., Class A*(a) 41,678 345,094
Common Stocks
Shares Value ($)
Media
Scholastic Corp.(a) 20,318 556,307
1,218,455
Metals & Mining 1 .6%
Commercial Metals Co. 12,134 695,035
Ferroglobe plc(a) 82,492 375,339
Olympic Steel, Inc. 10,194 310,407
Reliance, Inc. 586 164,566
Ryerson Holding Corp.(a) 20,860 476,860
SunCoke Energy, Inc. 74,948 611,576
Worthington Steel, Inc. 13,820 419,990
3,053,773
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
AG Mortgage Investment
Trust, Inc.(a) 8,800 63,712
Angel Oak Mortgage REIT, Inc. 6,900 64,653
Nexpoint Real Estate Finance,
Inc. 300 4,254
132,619
Multi-Utilities 0 .6%
Avista Corp. 31,820 1,203,114
Office REITs 0 .4%
Easterly Government
Properties, Inc., Class A 28,868 661,943
Orion Properties, Inc. 19,200 51,840
713,783
Oil, Gas & Consumable Fuels 2 .0%
BKV Corp.*(a) 1,600 37,008
Excelerate Energy, Inc., Class
A(a) 21,010 529,242
Granite Ridge Resources, Inc.
(a) 50,000 270,500
Green Plains, Inc.* 48,900 429,831
Par Pacific Holdings, Inc.* 17,360 614,891
Teekay Tankers Ltd., Class
A(a) 18,425 931,384
World Kinect Corp.(a) 45,260 1,174,497
3,987,353
Paper & Forest Products 0 .6%
Clearwater Paper Corp.* 15,683 325,579
Louisiana-Pacific Corp. 6,148 546,188
Magnera Corp.* 18,019 211,183
1,082,950
Passenger Airlines 1 .2%
Allegiant Travel Co.*(a) 22,222 1,350,431
JetBlue Airways Corp.*(a) 192,199 945,619
2,296,050
Personal Care Products 1 .6%
Beauty Health Co. (The)*(a) 14,400 28,656
Herbalife Ltd.* 66,117 558,027
Interparfums, Inc. 20,360 2,003,017
Medifast, Inc.*(a) 5,371 73,422
Nature's Sunshine Products,
Inc.* 10,474 162,556
USANA Health Sciences,
Inc.*(a) 13,512 372,256
3,197,934
Pharmaceuticals 1 .7%
Arvinas, Inc.* 12,866 109,618

NVIT Multi-Manager Small Cap Value Fund - September 30, 2025 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Pharmaceuticals
Atea Pharmaceuticals, Inc.* 8,566 24,841
BioAge Labs, Inc.*(a) 9,700 57,036
Biote Corp., Class A*(a) 6,506 19,518
Indivior plc*(a) 10,768 259,617
Ligand Pharmaceuticals,
Inc.*(a) 6,849 1,213,232
Neumora Therapeutics, Inc.* 18,600 33,852
Pacira BioSciences, Inc.*(a) 49,429 1,273,785
SIGA Technologies, Inc. 15,604 142,777
Supernus Pharmaceuticals,
Inc.* 2,100 100,359
3,234,635
Professional Services 5 .5%
CBIZ, Inc.*(a) 29,456 1,559,990
Conduent, Inc.* 122,066 341,785
Forrester Research, Inc.* 2,500 26,500
Franklin Covey Co.*(a) 11,077 215,005
FTI Consulting, Inc.* 1,296 209,498
Heidrick & Struggles
International, Inc. 5,591 278,264
ICF International, Inc. 27,197 2,523,882
Kelly Services, Inc., Class A 20,337 266,821
Kforce, Inc. 16,547 496,079
Mistras Group, Inc.* 9,800 96,432
Resources Connection, Inc. 23,906 120,725
Skillsoft Corp.* 1,000 13,020
TrueBlue, Inc.* 21,068 129,147
Verra Mobility Corp., Class A* 180,470 4,457,609
10,734,757
Real Estate Management & Development 2 .4%
Cushman & Wakefield plc*(a) 250,589 3,989,377
Forestar Group, Inc.* 16,688 443,734
RE/MAX Holdings, Inc., Class
A* 9,769 92,122
RMR Group, Inc. (The), Class
A(a) 6,824 107,341
4,632,574
Residential REITs 0 .4%
American Homes 4 Rent,
Class A 8,358 277,903
Equity LifeStyle Properties,
Inc. 3,268 198,368
NexPoint Residential Trust,
Inc. 9,670 311,567
787,838
Retail REITs 0 .9%
InvenTrust Properties Corp. 34,010 973,366
SITE Centers Corp.(a) 52,525 473,250
Whitestone REIT 23,359 286,849
1,733,465
Semiconductors & Semiconductor Equipment 0 .0%
†
Amkor Technology, Inc. 1,440 40,896
Software 1 .8%
Arteris, Inc.*(a) 17,661 178,376
CS Disco, Inc.* 7,217 46,622
Dropbox, Inc., Class A*(a) 33,477 1,011,340
N-able, Inc.* 46,682 364,120
ON24, Inc.*(a) 12,632 72,255
OneSpan, Inc. 22,900 363,881
Common Stocks
Shares Value ($)
Software
Rimini Street, Inc.* 18,130 84,849
SPS Commerce, Inc.* 10,480 1,091,387
Telos Corp.*(a) 26,130 178,729
Xperi, Inc.*(a) 29,050 188,244
3,579,803
Specialty Retail 3 .2%
America's Car-Mart, Inc.*(a) 32,279 942,870
Citi Trends, Inc.* 6,560 203,557
Designer Brands, Inc., Class
A(a) 32,100 113,634
Haverty Furniture Cos., Inc. 11,506 252,326
Lands' End, Inc.*(a) 12,050 169,905
Leslie's, Inc.*(a) 3,835 21,092
Shoe Carnival, Inc.(a) 7,472 155,343
Sleep Number Corp.*(a) 28,408 199,424
Sonic Automotive, Inc., Class
A 17,951 1,365,892
Stitch Fix, Inc., Class A* 128,369 558,405
Torrid Holdings, Inc.*(a) 38,337 67,090
Winmark Corp.(a) 3,483 1,733,733
Zumiez, Inc.*(a) 24,954 489,348
6,272,619
Technology Hardware, Storage & Peripherals 0 .2%
Xerox Holdings Corp.(a) 90,511 340,321
Textiles, Apparel & Luxury Goods 0 .4%
Columbia Sportswear Co.(a) 2,230 116,629
G-III Apparel Group Ltd.* 13,762 366,207
Movado Group, Inc. 18,919 358,894
Superior Group of Cos., Inc. 3,724 39,921
881,651
Trading Companies & Distributors 1 .1%
Alta Equipment Group, Inc. 1,400 10,136
BlueLinx Holdings, Inc.* 5,556 406,032
Boise Cascade Co. 1,957 151,315
DNOW, Inc.* 57,015 869,479
Hudson Technologies, Inc.* 26,272 260,881
NPK International, Inc.* 42,100 476,151
2,173,994
Water Utilities 0 .6%
American States Water Co. 7,539 552,759
California Water Service
Group 8,740 401,079
H2O America 3,000 146,100
1,099,938
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 10,607 182,971
Total Common Stocks
(cost $171,571,185) 192,259,439
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0

54 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Repurchase Agreements 8 .2%
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,500,175, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00%
- 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$1,530,000.(b) 1,500,000 1,500,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$4,448,610, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$4,537,051.(b) 4,448,089 4,448,089
CF Secured, LLC,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$1,020,119.(b) 1,000,000 1,000,000
Citi Global Market, Inc.,
4.19%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,116, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.50%
- 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$1,020,000.(b) 1,000,000 1,000,000
MetLife, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,233, collateralized
by U.S. Government
Treasury Securities,
ranging from 2.63%
- 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$2,041,054.(b) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.14%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$6,000,690, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$6,120,021.(b) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $15,948,089) 15,948,089
Total Investments
(cost $187,525,383) — 106.5% 208,207,528
Liabilities in excess of other assets — (6.5)% (12,722,113)
NET ASSETS — 100.0%
$ 195,485,415
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $49,315,384, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $15,948,089 and by
$34,545,816 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/9/2025 -
5/15/2055, a total value of $50,493,905.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$15,948,089.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Cap Value Fund - September 30, 2025 (Unaudited) - Statement of Investments - 55
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

56 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 2,870,204 $ – $ – $ 2,870,204
Air Freight & Logistics 200,281 – – 200,281
Automobile Components 5,430,844 – – 5,430,844
Banks 18,861,028 – – 18,861,028
Biotechnology 4,693,334 – – 4,693,334
Broadline Retail 130,187 – – 130,187
Building Products 6,811,952 – – 6,811,952
Capital Markets 2,558,483 – – 2,558,483
Chemicals 8,235,694 – – 8,235,694
Commercial Services & Supplies 774,807 – – 774,807
Communications Equipment 1,682,084 – – 1,682,084
Construction & Engineering 2,558,985 – – 2,558,985
Consumer Finance 5,006,210 – – 5,006,210
Consumer Staples Distribution & Retail 1,262,733 – – 1,262,733
Containers & Packaging 449,616 – – 449,616
Distributors 465,815 – – 465,815
Diversified Consumer Services 82,748 – – 82,748
Diversified REITs 116,421 – – 116,421
Diversified Telecommunication Services 509,052 – – 509,052
Electric Utilities 300,331 – – 300,331
Electrical Equipment 1,286,919 – – 1,286,919
Electronic Equipment, Instruments &
Components 10,330,929 – – 10,330,929
Energy Equipment & Services 1,437,109 – – 1,437,109
Entertainment 736,617 – – 736,617
Financial Services 2,813,209 – – 2,813,209
Food Products 1,586,369 – – 1,586,369
Gas Utilities 206,818 – – 206,818
Ground Transportation 5,652,367 – – 5,652,367
Health Care Equipment & Supplies 4,154,157 – – 4,154,157
Health Care Providers & Services 10,991,080 – – 10,991,080
Health Care REITs 208,845 – – 208,845
Health Care Technology 856,541 – – 856,541
Hotel & Resort REITs 3,095,346 – – 3,095,346
Hotels, Restaurants & Leisure 2,131,892 – – 2,131,892
Household Durables 7,049,015 – – 7,049,015
Household Products 273,575 – – 273,575
Independent Power and Renewable
Electricity Producers – – – –
Industrial REITs 115,584 – – 115,584
Insurance 13,518,477 – – 13,518,477
Interactive Media & Services 631,786 – – 631,786
IT Services 370,324 – – 370,324
Leisure Products 2,319,401 – – 2,319,401
Life Sciences Tools & Services 1,592,128 – – 1,592,128
Machinery 5,179,563 – – 5,179,563
Marine Transportation 139,085 – – 139,085
Media 1,218,455 – – 1,218,455
Metals & Mining 3,053,773 – – 3,053,773
Mortgage Real Estate Investment Trusts
(REITs) 132,619 – – 132,619
Multi-Utilities 1,203,114 – – 1,203,114
Office REITs 713,783 – – 713,783
Oil, Gas & Consumable Fuels 3,987,353 – – 3,987,353
Paper & Forest Products 1,082,950 – – 1,082,950
Passenger Airlines 2,296,050 – – 2,296,050
Personal Care Products 3,197,934 – – 3,197,934
Pharmaceuticals 3,234,635 – – 3,234,635
Professional Services 10,734,757 – – 10,734,757

NVIT Multi-Manager Small Cap Value Fund - September 30, 2025 (Unaudited) - Statement of Investments - 57
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Real Estate Management & Development $ 4,632,574 $ – $ – $ 4,632,574
Residential REITs 787,839 – – 787,839
Retail REITs 1,733,465 – – 1,733,465
Semiconductors & Semiconductor
Equipment 40,896 – – 40,896
Software 3,579,803 – – 3,579,803
Specialty Retail 6,272,619 – – 6,272,619
Technology Hardware, Storage &
Peripherals 340,321 – – 340,321
Textiles, Apparel & Luxury Goods 881,651 – – 881,651
Trading Companies & Distributors 2,173,994 – – 2,173,994
Water Utilities 1,099,938 – – 1,099,938
Wireless Telecommunication Services 182,971 – – 182,971
Total Common Stocks $ 192,259,439 $ – $ – $ 192,259,439
Repurchase Agreements – 15,948,089 – 15,948,089
Rights – – – –
Total $ 192,259,439 $ 15,948,089 $ – $ 208,207,528
As of September 30, 2025, the Fund held one common stock investment and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

58 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 99 .3%
Shares Value ($)
AUSTRALIA 0 .0%
†
Capital Markets 0 .0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0 .3%
Banks 0 .3%
Bank of NT Butterfield & Son Ltd.
(The) (a) 26,514 1,137,981
BRAZIL 1 .0%
Aerospace & Defense 0 .6%
Embraer SA, ADR 36,276 2,192,884
Financial Services 0 .4%
Pagseguro Digital Ltd., Class A (a) 126,381 1,263,810
3,456,694
CANADA 0 .1%
Oil, Gas & Consumable Fuels 0 .1%
Teekay Tankers Ltd., Class A 5,966 301,581
CAYMAN ISLANDS 0 .2%
Capital Markets 0 .1%
Bullish * 5,038 320,467
Insurance 0 .1%
Accelerant Holdings, Class A *(a) 17,494 260,486
580,953
IRELAND 0 .1%
Biotechnology 0 .1%
Prothena Corp. plc * 48,078 469,241
ISRAEL 1 .5%
Semiconductors & Semiconductor Equipment 1 .1%
Nova Ltd. * 6,133 1,960,475
Tower Semiconductor Ltd. * 28,229 2,040,957
4,001,432
Software 0 .4%
Cellebrite DI Ltd. * 78,034 1,445,970
5,447,402
JAPAN 0 .3%
Semiconductors & Semiconductor Equipment 0 .3%
Allegro MicroSystems, Inc. * 35,365 1,032,658
MONACO 0 .0%
†
Marine Transportation 0 .0%
†
Costamare, Inc. 3,400 40,494
NETHERLANDS 0 .2%
Biotechnology 0 .2%
Merus NV * 7,881 741,996
PUERTO RICO 1 .8%
Banks 1 .8%
First Bancorp (a) 170,917 3,768,720
OFG Bancorp 61,143 2,659,109
6,427,829
SWEDEN 0 .0%
†
Insurance 0 .0%
†
SiriusPoint Ltd. *(a) 8,950 161,906
SWITZERLAND 0 .5%
Hotels, Restaurants & Leisure 0 .5%
Sportradar Group AG, Class A * 59,817 1,609,077
THAILAND 0 .7%
Electronic Equipment, Instruments & Components 0 .7%
Fabrinet *(a) 6,973 2,542,495
Common Stocks
Shares Value ($)
THAILAND
Oil, Gas & Consumable Fuels 0 .0%
†
BKV Corp. *(a) 3,000 69,390
2,611,885
UNITED KINGDOM 1 .4%
Capital Markets 0 .3%
Marex Group plc 26,927 905,286
Energy Equipment & Services 0 .6%
TechnipFMC plc (a) 51,997 2,051,282
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg. S *^∞ 94,500 0
Insurance 0 .5%
Fidelis Insurance Holdings Ltd. (a) 102,363 1,857,888
4,814,456
UNITED STATES 91 .2%
Aerospace & Defense 3 .6%
AeroVironment, Inc. * 6,085 1,916,106
Archer Aviation, Inc., Class A *(a) 66,533 637,386
ATI, Inc. * 20,284 1,649,901
Curtiss-Wright Corp. 5,419 2,942,192
Huntington Ingalls Industries, Inc.
(a) 1,759 506,434
Karman Holdings, Inc. *(a) 28,286 2,042,249
Mercury Systems, Inc. *(a) 14,321 1,108,445
Rocket Lab Corp. *(a) 42,776 2,049,398
12,852,111
Air Freight & Logistics 0 .1%
Hub Group, Inc., Class A 9,234 318,019
Radiant Logistics, Inc. * 18,440 108,796
426,815
Automobile Components 1 .7%
American Axle & Manufacturing
Holdings, Inc. *(a) 228,692 1,374,439
Cooper-Standard Holdings, Inc.
*(a) 14,766 545,308
Dana, Inc. 127,065 2,546,383
Lear Corp. 6,566 660,605
Modine Manufacturing Co. * 2,576 366,204
Stoneridge, Inc. * 14,690 111,938
Strattec Security Corp. *(a) 7,800 530,868
6,135,745
Banks 8 .3%
1st Source Corp. 1,300 80,028
Bancorp, Inc. (The) * 22,795 1,707,117
Bank7 Corp. 2,940 136,034
BankUnited, Inc. 91,549 3,493,509
BayCom Corp. 2,023 58,161
BCB Bancorp, Inc. 7,431 64,501
Beacon Financial Corp. 10,043 238,120
BOK Financial Corp. 3,380 376,667
Business First Bancshares, Inc. (a) 7,174 169,378
Byline Bancorp, Inc. 13,352 370,251
Capital City Bank Group, Inc. 6,687 279,450
Central Pacific Financial Corp. (a) 23,426 710,745
Civista Bancshares, Inc. (a) 5,763 117,047
Colony Bankcorp, Inc. 2,300 39,123
Community Trust Bancorp, Inc. 12,640 707,208
ConnectOne Bancorp, Inc. 10,158 252,020

NVIT Multi-Manager Small Company Fund - September 30, 2025 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Enterprise Financial Services
Corp. (a) 8,706 504,774
FB Financial Corp. 25,049 1,396,231
First Bank 1,200 19,548
First Business Financial Services,
Inc. 2,511 128,714
First Commonwealth Financial
Corp. 11,350 193,518
First Financial Corp. 8,506 480,079
First Internet Bancorp 7,101 159,275
Flushing Financial Corp. 33,178 458,188
FS Bancorp, Inc. 2,350 93,812
Great Southern Bancorp, Inc. (a) 2,833 173,521
Hanmi Financial Corp. 37,728 931,504
HBT Financial, Inc. 6,368 160,474
Heritage Commerce Corp. 92,279 916,330
Hilltop Holdings, Inc. 70,737 2,364,030
Home Bancorp, Inc. 1,500 81,488
HomeTrust Bancshares, Inc. 8,347 341,726
Independent Bank Corp. 16,000 495,600
Kearny Financial Corp. (a) 61,048 401,085
Live Oak Bancshares, Inc. 10,468 368,683
Mercantile Bank Corp. 3,127 140,715
Midland States Bancorp, Inc. 21,864 374,749
MVB Financial Corp. 963 24,133
National Bank Holdings Corp.,
Class A 3,719 143,702
Northeast Community Bancorp,
Inc. 3,660 75,286
Northfield Bancorp, Inc. 51,292 605,246
Northrim Bancorp, Inc. 16,380 354,791
OceanFirst Financial Corp. 1,221 21,453
OP Bancorp (a) 980 13,642
Orange County Bancorp, Inc. 4,698 118,437
Origin Bancorp, Inc. (a) 3,880 133,938
PCB Bancorp 1,703 35,763
Peapack-Gladstone Financial
Corp. 13,318 367,577
Primis Financial Corp. 2,541 26,706
Prosperity Bancshares, Inc. 11,140 739,139
RBB Bancorp 10,692 200,582
Red River Bancshares, Inc. 200 12,964
Republic Bancorp, Inc., Class A 3,040 219,640
Sierra Bancorp 3,626 104,828
South Plains Financial, Inc. 5,592 216,131
Southern First Bancshares, Inc. * 405 17,869
Texas Capital Bancshares, Inc.
*(a) 45,024 3,805,878
Third Coast Bancshares, Inc. * 13,332 506,216
Tompkins Financial Corp. 8,527 564,573
Towne Bank 7,741 267,606
TriCo Bancshares (a) 10,263 455,780
United Bankshares, Inc. 25,780 959,274
Unity Bancorp, Inc. 6,548 320,001
WaFd, Inc. 960 29,078
Westamerica Bancorp 10,585 529,144
29,852,780
Biotechnology 4 .4%
ADMA Biologics, Inc. *(a) 27,326 400,599
Aldeyra Therapeutics, Inc. * 37,907 197,875
Alector, Inc. *(a) 75,314 222,929
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Anika Therapeutics, Inc. * 11,924 112,086
Arcturus Therapeutics Holdings,
Inc. *(a) 12,628 232,734
Arcus Biosciences, Inc. *(a) 34,888 474,477
Bridgebio Pharma, Inc. * 26,375 1,369,918
Caribou Biosciences, Inc. * 60,174 140,205
Caris Life Sciences, Inc. * 10,847 328,122
Cartesian Therapeutics, Inc. *(a) 1,000 10,220
Dyne Therapeutics, Inc. *(a) 47,500 600,875
Editas Medicine, Inc. *(a) 98,285 341,049
Emergent BioSolutions, Inc. *(a) 12,682 111,855
Enanta Pharmaceuticals, Inc. *(a) 14,836 177,587
Entrada Therapeutics, Inc. * 38,250 221,850
Fate Therapeutics, Inc. *(a) 82,270 103,660
Foghorn Therapeutics, Inc. * 4,000 19,560
Halozyme Therapeutics, Inc. * 18,230 1,336,988
Inhibrx Biosciences, Inc. * 1,580 53,214
Insmed, Inc. * 16,676 2,401,511
Ironwood Pharmaceuticals, Inc.,
Class A * 65,247 85,474
Keros Therapeutics, Inc. *(a) 58,809 930,358
Kodiak Sciences, Inc. * 5,723 93,686
Kura Oncology, Inc. * 167,081 1,478,667
Kyverna Therapeutics, Inc. *(a) 25,883 155,298
MacroGenics, Inc. * 59,471 99,911
Madrigal Pharmaceuticals, Inc. * 2,164 992,540
Myriad Genetics, Inc. * 184,323 1,332,655
PMV Pharmaceuticals, Inc. * 7,800 10,920
Protagonist Therapeutics, Inc. *(a) 8,127 539,877
Soleno Therapeutics, Inc. * 8,909 602,248
Twist Bioscience Corp. *(a) 11,044 310,778
Tyra Biosciences, Inc. *(a) 24,420 341,636
Vanda Pharmaceuticals, Inc. * 36,843 183,847
Zentalis Pharmaceuticals, Inc. * 47,262 71,366
16,086,575
Broadline Retail 0 .8%
1stdibs.com, Inc. *(a) 6,323 16,377
Dillard's, Inc., Class A 352 216,297
Ollie's Bargain Outlet Holdings,
Inc. * 19,126 2,455,778
2,688,452
Building Products 0 .4%
Insteel Industries, Inc. 14,209 544,773
JELD-WEN Holding, Inc. *(a) 183,171 899,370
1,444,143
Capital Markets 3 .1%
Evercore, Inc., Class A (a) 7,290 2,459,063
Hamilton Lane, Inc., Class A 13,902 1,873,851
Piper Sandler Cos. (a) 4,352 1,510,100
PJT Partners, Inc., Class A 6,688 1,188,658
Silvercrest Asset Management
Group, Inc., Class A 700 11,025
StepStone Group, Inc., Class A 51,179 3,342,500
Virtu Financial, Inc., Class A 17,001 603,536
10,988,733
Chemicals 0 .5%
American Vanguard Corp. * 28,124 161,432
Celanese Corp., Class A 5,781 243,264
Core Molding Technologies, Inc.
*(a) 8,673 178,230
Huntsman Corp. 17,400 156,252

60 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Chemicals
Koppers Holdings, Inc. 14,838 415,464
Kronos Worldwide, Inc. (a) 32,831 188,450
Scotts Miracle-Gro Co. (The) 6,023 343,010
1,686,102
Commercial Services & Supplies 1 .0%
Casella Waste Systems, Inc.,
Class A *(a) 13,305 1,262,379
Ennis, Inc. (a) 28,174 515,021
OPENLANE, Inc. *(a) 31,681 911,779
Vestis Corp. (a) 187,495 849,352
3,538,531
Communications Equipment 1 .3%
Aviat Networks, Inc. *(a) 24,687 566,073
Inseego Corp. *(a) 2,000 29,940
Lumentum Holdings, Inc. *(a) 9,482 1,542,816
NETGEAR, Inc. * 63,704 2,063,373
Ribbon Communications, Inc. *(a) 82,425 313,215
4,515,417
Construction & Engineering 3 .7%
Argan, Inc. (a) 5,433 1,467,182
Construction Partners, Inc., Class
A * 17,358 2,204,466
Everus Construction Group, Inc.
*(a) 8,770 752,028
Great Lakes Dredge & Dock Corp.
* 5,251 62,959
MasTec, Inc. * 978 208,128
Matrix Service Co. *(a) 29,730 388,868
Orion Group Holdings, Inc. *(a) 14,711 122,396
Primoris Services Corp. 19,328 2,654,314
Sterling Infrastructure, Inc. *(a) 8,509 2,890,337
Tutor Perini Corp. * 34,988 2,294,863
13,045,541
Consumer Finance 2 .7%
Bread Financial Holdings, Inc. (a) 57,993 3,234,270
Enova International, Inc. * 9,188 1,057,447
Figure Technology Solutions, Inc.,
Class A * 7,000 254,590
Green Dot Corp., Class A * 88,254 1,185,251
LendingTree, Inc. * 13,522 875,279
PRA Group, Inc. * 57,556 888,665
PROG Holdings, Inc. 59,793 1,934,901
Regional Management Corp. 6,222 242,409
9,672,812
Consumer Staples Distribution & Retail 0 .6%
Andersons, Inc. (The) 53,023 2,110,846
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 192,814 769,328
Distributors 0 .2%
A-Mark Precious Metals, Inc. 31,830 823,442
Diversified Consumer Services 0 .7%
Chegg, Inc. *(a) 97,213 146,792
Duolingo, Inc., Class A *(a) 3,089 994,164
Stride, Inc. * 8,748 1,302,927
2,443,883
Diversified REITs 0 .1%
Alpine Income Property Trust, Inc. 12,802 181,404
Diversified Telecommunication Services 0 .3%
ATN International, Inc. (a) 14,696 219,999
Common Stocks
Shares Value ($)
UNITED STATES
Diversified Telecommunication Services
Bandwidth, Inc., Class A * 35,662 594,486
IDT Corp., Class B 2,288 119,685
934,170
Electric Utilities 0 .1%
Genie Energy Ltd., Class B (a) 35,005 523,325
Electrical Equipment 1 .1%
Atkore, Inc. 30,790 1,931,765
Bloom Energy Corp., Class A *(a) 9,283 785,063
Fluence Energy, Inc. *(a) 30,002 324,022
Powell Industries, Inc. (a) 3,168 965,638
4,006,488
Electronic Equipment, Instruments & Components 3 .4%
Advanced Energy Industries, Inc. 12,689 2,158,907
Badger Meter, Inc. 4,143 739,857
ePlus, Inc. 600 42,606
Ingram Micro Holding Corp. (a) 16,270 349,642
Itron, Inc. * 8,632 1,075,202
Jabil, Inc. 7,408 1,608,795
PC Connection, Inc. 12,706 787,645
Rogers Corp. *(a) 6,580 529,427
Sanmina Corp. * 8,116 934,233
ScanSource, Inc. * 32,778 1,441,904
SmartRent, Inc., Class A *(a) 228,755 322,545
TTM Technologies, Inc. *(a) 34,359 1,979,078
11,969,841
Energy Equipment & Services 0 .7%
Archrock, Inc. 45,829 1,205,760
DMC Global, Inc. *(a) 27,705 234,107
Forum Energy Technologies, Inc.
*(a) 2,860 76,391
Oil States International, Inc. * 2,094 12,690
Ranger Energy Services, Inc.,
Class A 34,225 480,519
RPC, Inc. (a) 82,827 394,257
2,403,724
Entertainment 0 .4%
Eventbrite, Inc., Class A * 91,347 230,194
Playstudios, Inc. * 19,110 18,395
Playtika Holding Corp. (a) 11,502 44,743
Roku, Inc., Class A * 10,345 1,035,845
Skillz, Inc., Class A * 2,600 20,800
1,349,977
Financial Services 1 .5%
Compass Diversified Holdings 90,623 599,924
Jack Henry & Associates, Inc. (a) 2,191 326,306
Jackson Financial, Inc., Class A 71 7,187
Marqeta, Inc., Class A *(a) 231,571 1,222,695
Merchants Bancorp (a) 19,034 605,281
Mr. Cooper Group, Inc. 1,677 353,495
Paymentus Holdings, Inc., Class
A *(a) 38,909 1,190,615
Paysafe Ltd. *(a) 73,114 944,633
5,250,136
Food Products 0 .8%
Calavo Growers, Inc. (a) 26,480 681,595
Dole plc 58,830 790,675
Pilgrim's Pride Corp. (a) 16,784 683,444
Smithfield Foods, Inc. 29,345 689,021
2,844,735

NVIT Multi-Manager Small Company Fund - September 30, 2025 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
UNITED STATES
Gas Utilities 0 .6%
Southwest Gas Holdings, Inc. 27,533 2,156,935
Ground Transportation 1 .7%
ArcBest Corp. (a) 35,260 2,463,616
Covenant Logistics Group, Inc.,
Class A 34,026 737,003
Heartland Express, Inc. (a) 3,342 28,006
Landstar System, Inc. 6,711 822,500
Lyft, Inc., Class A * 36,258 798,039
Marten Transport Ltd. 34,450 367,237
Werner Enterprises, Inc. 35,320 929,622
6,146,023
Health Care Equipment & Supplies 1 .4%
Accuray, Inc. * 49,480 82,632
Dentsply Sirona, Inc. 40,148 509,478
Glaukos Corp. * 5,225 426,099
Inogen, Inc. * 47,221 385,796
Integer Holdings Corp. *(a) 3,907 403,710
iRhythm Technologies, Inc. * 6,495 1,117,074
Merit Medical Systems, Inc. * 10,643 885,817
OraSure Technologies, Inc. * 138,591 444,877
Orthofix Medical, Inc. *(a) 4,326 63,333
Varex Imaging Corp. * 56,308 698,219
5,017,035
Health Care Providers & Services 3 .5%
Alignment Healthcare, Inc. * 39,902 696,290
Aveanna Healthcare Holdings,
Inc. * 6,359 56,404
BrightSpring Health Services, Inc.
* 81,965 2,422,885
Encompass Health Corp. 24,550 3,118,341
GeneDx Holdings Corp., Class A * 9,058 975,909
Guardant Health, Inc. * 31,391 1,961,310
HealthEquity, Inc. * 13,540 1,283,186
LifeStance Health Group, Inc. * 83,400 458,700
RadNet, Inc. *(a) 20,140 1,534,869
12,507,894
Health Care REITs 0 .1%
Community Healthcare Trust, Inc.
(a) 28,946 442,874
Health Care Technology 0 .8%
Evolent Health, Inc., Class A * 136,695 1,156,440
HealthStream, Inc. (a) 14,021 395,953
Waystar Holding Corp. *(a) 36,240 1,374,221
2,926,614
Hotel & Resort REITs 1 .7%
Braemar Hotels & Resorts, Inc. 25,500 69,615
Chatham Lodging Trust 32,407 217,451
RLJ Lodging Trust (a) 192,935 1,389,132
Sunstone Hotel Investors, Inc. 262,833 2,462,745
Xenia Hotels & Resorts, Inc. (a) 149,042 2,044,856
6,183,799
Hotels, Restaurants & Leisure 1 .4%
Black Rock Coffee Bar, Inc., Class
A * 18,249 435,421
Dutch Bros, Inc., Class A * 20,183 1,056,378
Planet Fitness, Inc., Class A * 16,455 1,708,029
Shake Shack, Inc., Class A * 10,494 982,343
Wingstop, Inc. 3,157 794,554
4,976,725
Common Stocks
Shares Value ($)
UNITED STATES
Household Durables 3 .6%
Cricut, Inc., Class A (a) 99,096 623,314
Ethan Allen Interiors, Inc. (a) 40,186 1,183,880
Flexsteel Industries, Inc. 4,604 213,395
GoPro, Inc., Class A * 199,221 422,349
Helen of Troy Ltd. * 26,535 668,682
iRobot Corp. *(a) 74,100 266,019
KB Home (a) 37,984 2,417,302
La-Z-Boy, Inc. (a) 17,720 608,150
Sonos, Inc. * 81,594 1,289,185
Taylor Morrison Home Corp.,
Class A * 39,901 2,633,865
Traeger, Inc. * 15,285 18,648
Tri Pointe Homes, Inc. * 69,519 2,361,560
12,706,349
Household Products 0 .1%
Reynolds Consumer Products,
Inc. (a) 19,960 488,421
Independent Power and Renewable Electricity Producers 0 .7%
Talen Energy Corp. *(a) 5,491 2,335,762
Insurance 3 .9%
American Coastal Insurance Corp. 3,468 39,501
CNO Financial Group, Inc. 58,328 2,306,871
Donegal Group, Inc., Class A (a) 18,794 364,416
Employers Holdings, Inc. 33,998 1,444,235
Genworth Financial, Inc., Class A * 99,902 889,128
Globe Life, Inc. 6,350 907,860
Goosehead Insurance, Inc., Class
A (a) 3,400 253,028
Greenlight Capital Re Ltd., Class
A *(a) 6,971 88,532
Heritage Insurance Holdings, Inc. * 49,665 1,250,565
Hippo Holdings, Inc. *(a) 7,952 287,544
James River Group Holdings Ltd.
(a) 46,324 257,098
Mercury General Corp. 14,802 1,254,914
Palomar Holdings, Inc. * 6,719 784,443
Reinsurance Group of America,
Inc. 10,733 2,062,130
Safety Insurance Group, Inc. 5,340 377,485
Selectquote, Inc. * 44,683 87,579
United Fire Group, Inc. 15,979 486,081
Universal Insurance Holdings, Inc. 31,290 822,927
13,964,337
Interactive Media & Services 0 .3%
Match Group, Inc. 8,108 286,375
Nextdoor Holdings, Inc. *(a) 378,159 790,352
Teads Holding Co. *(a) 6,979 11,515
1,088,242
IT Services 0 .2%
Grid Dynamics Holdings, Inc. * 24,200 186,582
Rackspace Technology, Inc. *(a) 96,904 136,635
Unisys Corp. * 103,363 403,115
726,332
Leisure Products 0 .1%
Johnson Outdoors, Inc., Class A 9,289 375,183
MasterCraft Boat Holdings, Inc.
*(a) 129 2,768
377,951
Life Sciences Tools & Services 0 .9%
10X Genomics, Inc., Class A *(a) 153,404 1,793,293

62 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services
Codexis, Inc. * 52,330 127,685
CryoPort, Inc. *(a) 40,650 385,362
Cytek Biosciences, Inc. *(a) 98,007 340,084
OmniAb, Inc. *(a) 99,200 158,720
Repligen Corp. * 2,901 387,777
3,192,921
Machinery 3 .9%
Astec Industries, Inc. (a) 8,866 426,721
Columbus McKinnon Corp. 12,508 179,365
Crane Co. 12,765 2,350,547
Esab Corp. 11,299 1,262,550
ESCO Technologies, Inc. 9,050 1,910,546
Federal Signal Corp. 12,141 1,444,658
Graco, Inc. 5,800 492,768
Hyster-Yale, Inc. 5,612 206,858
Manitowoc Co., Inc. (The) *(a) 56,431 564,874
Mayville Engineering Co., Inc. * 19,213 264,371
Miller Industries, Inc. 3,140 126,919
Mueller Water Products, Inc.,
Class A 28,752 733,751
SPX Technologies, Inc. * 12,998 2,427,766
Wabash National Corp. 110,760 1,093,201
Worthington Enterprises, Inc. 7,490 415,620
13,900,515
Media 0 .5%
AMC Networks, Inc., Class A *(a) 39,083 322,044
Clear Channel Outdoor Holdings,
Inc. * 43,600 68,888
Gray Media, Inc. (a) 12,400 71,672
PubMatic, Inc., Class A * 74,280 615,038
Scholastic Corp. (a) 21,018 575,473
1,653,115
Metals & Mining 2 .5%
Carpenter Technology Corp. 11,929 2,929,047
Commercial Metals Co. 21,857 1,251,969
Ferroglobe plc (a) 14,400 65,520
MP Materials Corp. * 14,599 979,155
Olympic Steel, Inc. 16,892 514,361
Reliance, Inc. 1,387 389,511
Ryerson Holding Corp. (a) 39,292 898,215
SunCoke Energy, Inc. (a) 118,434 966,421
Worthington Steel, Inc. (a) 24,453 743,127
8,737,326
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
AG Mortgage Investment Trust,
Inc. (a) 9,200 66,608
Angel Oak Mortgage REIT, Inc. 11,760 110,191
Nexpoint Real Estate Finance, Inc. 300 4,254
181,053
Multi-Utilities 0 .7%
Avista Corp. 65,359 2,471,224
Office REITs 0 .6%
Easterly Government Properties,
Inc., Class A (a) 53,939 1,236,821
Highwoods Properties, Inc. (a) 22,702 722,378
1,959,199
Oil, Gas & Consumable Fuels 1 .5%
Excelerate Energy, Inc., Class A
(a) 40,151 1,011,404
Granite Ridge Resources, Inc. (a) 87,800 474,998
Green Plains, Inc. *(a) 102,614 901,977
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc. * 29,680 1,051,266
World Kinect Corp. (a) 79,210 2,055,499
5,495,144
Paper & Forest Products 0 .5%
Clearwater Paper Corp. * 30,287 628,758
Louisiana-Pacific Corp. 11,438 1,016,152
Magnera Corp. * 20,700 242,604
1,887,514
Passenger Airlines 1 .2%
Allegiant Travel Co. *(a) 40,431 2,456,992
JetBlue Airways Corp. *(a) 385,712 1,897,703
4,354,695
Personal Care Products 0 .5%
Beauty Health Co. (The) *(a) 75,921 151,083
Herbalife Ltd. * 91,512 772,361
Medifast, Inc. *(a) 5,121 70,004
Nature's Sunshine Products, Inc. * 15,972 247,885
USANA Health Sciences, Inc. *(a) 23,565 649,216
1,890,549
Pharmaceuticals 2 .0%
Arvinas, Inc. * 14,500 123,540
Atea Pharmaceuticals, Inc. * 19,705 57,145
Axsome Therapeutics, Inc. * 9,446 1,147,217
BioAge Labs, Inc. *(a) 17,800 104,664
Biote Corp., Class A *(a) 7,600 22,800
Ligand Pharmaceuticals, Inc. *(a) 16,612 2,942,649
Neumora Therapeutics, Inc. *(a) 80,900 147,238
Pacira BioSciences, Inc. *(a) 95,774 2,468,096
SIGA Technologies, Inc. (a) 31,193 285,416
7,298,765
Professional Services 1 .2%
Conduent, Inc. *(a) 211,291 591,615
Forrester Research, Inc. * 5,350 56,710
Franklin Covey Co. *(a) 18,160 352,486
FTI Consulting, Inc. * 2,605 421,098
Heidrick & Struggles International,
Inc. 11,022 548,565
ICF International, Inc. 3,390 314,592
Kelly Services, Inc., Class A 43,518 570,956
Kforce, Inc. (a) 25,698 770,426
Mistras Group, Inc. * 18,669 183,703
Resources Connection, Inc. 42,425 214,246
Skillsoft Corp. *(a) 2,000 26,040
TrueBlue, Inc. * 39,672 243,189
4,293,626
Real Estate Management & Development 0 .3%
Forestar Group, Inc. * 31,574 839,552
RE/MAX Holdings, Inc., Class A * 13,318 125,589
RMR Group, Inc. (The), Class A
(a) 13,272 208,769
1,173,910
Residential REITs 0 .4%
American Homes 4 Rent, Class A 11,748 390,621
Equity LifeStyle Properties, Inc. 6,144 372,941
NexPoint Residential Trust, Inc. 16,398 528,343
1,291,905
Retail REITs 0 .8%
InvenTrust Properties Corp. 63,355 1,813,220
SITE Centers Corp. 47,300 426,173
Whitestone REIT 44,529 546,816
2,786,209

NVIT Multi-Manager Small Company Fund - September 30, 2025 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 2 .4%
Impinj, Inc. *(a) 7,318 1,322,729
Lattice Semiconductor Corp. * 27,181 1,992,911
MACOM Technology Solutions
Holdings, Inc. * 18,739 2,332,818
SiTime Corp. * 9,119 2,747,645
8,396,103
Software 3 .7%
Appfolio, Inc., Class A * 5,163 1,423,233
Arteris, Inc. * 31,200 315,120
AvePoint, Inc. * 45,609 684,591
Commvault Systems, Inc. * 11,239 2,121,698
CS Disco, Inc. * 6,298 40,685
CyberArk Software Ltd. * 2,298 1,110,279
Dropbox, Inc., Class A *(a) 64,812 1,957,971
Life360, Inc. *(a) 6,987 742,718
N-able, Inc. *(a) 64,144 500,323
Netskope, Inc., Class A * 5,885 133,766
ON24, Inc. *(a) 17,229 98,550
OneSpan, Inc. 45,512 723,186
Pegasystems, Inc. (a) 26,608 1,529,960
Rimini Street, Inc. * 35,522 166,243
ServiceTitan, Inc., Class A * 9,910 999,225
Telos Corp. *(a) 30,518 208,743
Xperi, Inc. *(a) 55,532 359,847
13,116,138
Specialty Retail 3 .0%
Boot Barn Holdings, Inc. *(a) 8,028 1,330,400
Citi Trends, Inc. * 11,739 364,261
Designer Brands, Inc., Class A (a) 52,508 185,878
Haverty Furniture Cos., Inc. (a) 20,085 440,464
Lands' End, Inc. *(a) 18,439 259,990
Leslie's, Inc. * 6,053 33,292
Shoe Carnival, Inc. (a) 6,924 143,950
Sleep Number Corp. *(a) 52,840 370,937
Sonic Automotive, Inc., Class A 32,524 2,474,751
Stitch Fix, Inc., Class A * 244,081 1,061,752
Torrid Holdings, Inc. *(a) 60,257 105,450
Winmark Corp. (a) 6,148 3,060,290
Zumiez, Inc. * 46,342 908,767
10,740,182
Technology Hardware, Storage & Peripherals 0 .2%
Xerox Holdings Corp. (a) 144,975 545,106
Textiles, Apparel & Luxury Goods 0 .4%
Columbia Sportswear Co. (a) 1,190 62,237
G-III Apparel Group Ltd. * 27,564 733,478
Movado Group, Inc. 30,660 581,620
Superior Group of Cos., Inc. 6,808 72,982
1,450,317
Trading Companies & Distributors 1 .5%
Applied Industrial Technologies,
Inc. 4,316 1,126,692
BlueLinx Holdings, Inc. * 9,064 662,397
Boise Cascade Co. 861 66,573
DNOW, Inc. * 153,033 2,333,753
Hudson Technologies, Inc. * 33,800 335,634
NPK International, Inc. * 78,827 891,533
5,416,582
Water Utilities 0 .5%
American States Water Co. 14,191 1,040,484
California Water Service Group 16,420 753,514
Common Stocks
Shares Value ($)
UNITED STATES
Water Utilities
H2O America 2,940 143,178
1,937,176
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 14,970 258,233
325,017,856
Total Common Stocks
(cost $290,884,085) 353,852,009
Rights 0 .0%
†
Number of
Rights
UNITED STATES 0 .0%
†
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 7 .7%
Principal
Amount ($)
BNP Paribas Securities Corp.,
4.19%, dated 9/30/2025, due
10/1/2025, repurchase price
$3,000,349, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
10/31/2026 - 2/15/2055; total
market value $3,060,000.(b) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025, due
10/1/2025, repurchase price
$3,257,737, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075; total
market value $3,322,503.(b) 3,257,356 3,257,356
CF Secured, LLC, 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase price
$12,001,400, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072; total
market value $12,241,428.(b) 12,000,000 12,000,000
MetLife, Inc., 4.20%, dated
9/30/2025, due 10/1/2025,
repurchase price $1,000,117,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $1,020,527.(b) 1,000,000 1,000,000

64 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.14%, dated
9/30/2025, due 10/1/2025,
repurchase price $8,000,920,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
10/20/2025 - 6/20/2075; total
market value $8,160,028.(b) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $27,257,356) 27,257,356
Total Investments
(cost $318,153,516) — 107.0% 381,109,365
Liabilities in excess of other assets — (7.0)% (25,056,796)
NET ASSETS — 100.0%
$356,052,569
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $80,027,639, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $27,257,356 and by
$54,724,756 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
5/15/2055, a total value of $81,982,112.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$27,257,356.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Company Fund - September 30, 2025 (Unaudited) - Statement of Investments - 65
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

66 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Multi-Manager Small Company Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 15,044,995 $ – $ – $ 15,044,995
Air Freight & Logistics 426,815 – – 426,815
Automobile Components 6,135,745 – – 6,135,745
Banks 37,418,589 – – 37,418,589
Biotechnology 17,297,812 – – 17,297,812
Broadline Retail 2,688,452 – – 2,688,452
Building Products 1,444,143 – – 1,444,143
Capital Markets 12,214,486 – – 12,214,486
Chemicals 1,686,102 – – 1,686,102
Commercial Services & Supplies 3,538,531 – – 3,538,531
Communications Equipment 4,515,417 – – 4,515,417
Construction & Engineering 13,045,541 – – 13,045,541
Consumer Finance 9,672,812 – – 9,672,812
Consumer Staples Distribution & Retail 2,110,846 – – 2,110,846
Containers & Packaging 769,328 – – 769,328
Distributors 823,442 – – 823,442
Diversified Consumer Services 2,443,883 – – 2,443,883
Diversified REITs 181,404 – – 181,404
Diversified Telecommunication Services 934,170 – – 934,170
Electric Utilities 523,325 – – 523,325
Electrical Equipment 4,006,488 – – 4,006,488
Electronic Equipment, Instruments &
Components 14,512,336 – – 14,512,336
Energy Equipment & Services 4,455,006 – – 4,455,006
Entertainment 1,349,977 – – 1,349,977
Financial Services 6,513,946 – – 6,513,946
Food Products 2,844,735 – – 2,844,735
Gas Utilities 2,156,935 – – 2,156,935
Ground Transportation 6,146,023 – – 6,146,023
Health Care Equipment & Supplies 5,017,035 – – 5,017,035
Health Care Providers & Services 12,507,894 – – 12,507,894
Health Care REITs 442,874 – – 442,874
Health Care Technology 2,926,614 – – 2,926,614
Hotel & Resort REITs 6,183,799 – – 6,183,799
Hotels, Restaurants & Leisure 6,585,803 – – 6,585,803
Household Durables 12,706,349 – – 12,706,349
Household Products 488,421 – – 488,421
Independent Power and Renewable
Electricity Producers 2,335,762 – – 2,335,762
Insurance 16,244,617 – – 16,244,617
Interactive Media & Services 1,088,242 – – 1,088,242
IT Services 726,332 – – 726,332
Leisure Products 377,951 – – 377,951
Life Sciences Tools & Services 3,192,921 – – 3,192,921
Machinery 13,900,515 – – 13,900,515
Marine Transportation 40,494 – – 40,494
Media 1,653,115 – – 1,653,115
Metals & Mining 8,737,326 – – 8,737,326
Mortgage Real Estate Investment Trusts
(REITs) 181,053 – – 181,053
Multi-Utilities 2,471,224 – – 2,471,224
Office REITs 1,959,199 – – 1,959,199
Oil, Gas & Consumable Fuels 5,866,115 – – 5,866,115
Paper & Forest Products 1,887,514 – – 1,887,514
Passenger Airlines 4,354,695 – – 4,354,695
Personal Care Products 1,890,549 – – 1,890,549
Pharmaceuticals 7,298,765 – – 7,298,765
Professional Services 4,293,626 – – 4,293,626
Real Estate Management & Development 1,173,910 – – 1,173,910

NVIT Multi-Manager Small Company Fund - September 30, 2025 (Unaudited) - Statement of Investments - 67
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Residential REITs $ 1,291,905 $ – $ – $ 1,291,905
Retail REITs 2,786,209 – – 2,786,209
Semiconductors & Semiconductor
Equipment 13,430,193 – – 13,430,193
Software 14,562,108 – – 14,562,108
Specialty Retail 10,740,182 – – 10,740,182
Technology Hardware, Storage &
Peripherals 545,106 – – 545,106
Textiles, Apparel & Luxury Goods 1,450,317 – – 1,450,317
Trading Companies & Distributors 5,416,582 – – 5,416,582
Water Utilities 1,937,176 – – 1,937,176
Wireless Telecommunication Services 258,233 – – 258,233
Total Common Stocks $ 353,852,009 $ – $ – $ 353,852,009
Repurchase Agreements – 27,257,356 – 27,257,356
Rights – – – –
Total $ 353,852,009 $ 27,257,356 $ – $ 381,109,365
As of September 30, 2025, the Fund held two common stock investments and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

68 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Real Estate Fund
Common Stocks 98 .8%
Shares Value ($)
Capital Markets 2 .1%
Brookfield Corp. 60,482 4,147,856
Diversified REITs 5 .7%
Essential Properties Realty
Trust, Inc. 118,025 3,512,424
WP Carey, Inc. 116,022 7,839,606
11,352,030
Health Care Providers & Services 1 .7%
Brookdale Senior Living, Inc.* 404,006 3,421,931
Health Care REITs 19 .5%
American Healthcare REIT,
Inc. 148,845 6,252,979
CareTrust REIT, Inc. 145,728 5,053,847
Ventas, Inc. 49,556 3,468,424
Welltower, Inc. 137,296 24,457,909
39,233,159
Hotel & Resort REITs 1 .4%
Xenia Hotels & Resorts, Inc. 201,100 2,759,092
Hotels, Restaurants & Leisure 2 .0%
Hilton Worldwide Holdings,
Inc. 10,518 2,728,790
Hyatt Hotels Corp., Class A 9,145 1,297,950
4,026,740
Industrial REITs 12 .3%
EastGroup Properties, Inc. 21,791 3,688,345
Prologis, Inc. 182,998 20,956,931
24,645,276
Office REITs 6 .1%
COPT Defense Properties 66,049 1,919,384
JBG SMITH Properties 65,764 1,463,249
Kilroy Realty Corp. 91,422 3,862,579
Paramount Group, Inc.* 303,681 1,986,074
SL Green Realty Corp. 51,248 3,065,143
12,296,429
Real Estate Management & Development 1 .0%
CBRE Group, Inc., Class A* 6,479 1,020,831
Common Stocks
Shares Value ($)
Real Estate Management & Development
Jones Lang LaSalle, Inc.* 3,480 1,038,015
2,058,846
Residential REITs 11 .1%
American Homes 4 Rent,
Class A 45,575 1,515,369
AvalonBay Communities, Inc. 33,591 6,488,773
Essex Property Trust, Inc. 37,059 9,919,212
Mid-America Apartment
Communities, Inc. 30,805 4,304,383
22,227,737
Retail REITs 15 .6%
Brixmor Property Group, Inc. 144,148 3,990,017
Realty Income Corp. 49,498 3,008,983
Regency Centers Corp. 56,001 4,082,473
Simon Property Group, Inc. 70,665 13,261,700
Tanger, Inc. 88,377 2,990,678
Urban Edge Properties 199,090 4,075,372
31,409,223
Specialized REITs 20 .3%
American Tower Corp. 5,755 1,106,802
Digital Realty Trust, Inc. 61,601 10,649,581
EPR Properties 25,056 1,453,498
Equinix, Inc. 14,389 11,270,040
Millrose Properties, Inc. 100,675 3,383,687
Public Storage 27,467 7,933,843
Smartstop Self Storage REIT,
Inc. 134,211 5,051,702
40,849,153
Total Investments
(cost $156,449,865) — 98.8% 198,427,472
Other assets in excess of liabilities — 1.2% 2,334,797
NET ASSETS — 100.0%
$ 200,762,269
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

NVIT Real Estate Fund - September 30, 2025 (Unaudited) - Statement of Investments - 69
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 198,427,472 $ – $ – $ 198,427,472
Total $ 198,427,472 $ – $ – $ 198,427,472
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT DoubleLine Total Return Tactical Fund - September 30, 2025 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 13.4%
Principal
Amount ($) Value ($)
Airlines 1.0%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 490,075 467,099
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 173,953 169,085
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 345,626 335,507
971,691
Financial Services 0.6%
PRET LLC, Series 2024-
NPL9, Class A1, 5.85%,
12/25/2054(a)(b) 606,468 607,433
Home Equity 3.1%
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 4.63%,
4/25/2037(c) 377,454 247,777
J.P. Morgan Mortgage
Acquisition Trust, Series
2006-RM1, Class A5,
4.75%, 8/25/2036(c) 1,510,599 664,373
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
4.69%, 5/25/2037(c) 623,764 605,736
PRET LLC, Series 2024-
NPL7, Class A1, 5.93%,
10/25/2054(a)(b) 725,778 726,533
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(b) 2,781,357 725,076
2,969,495
Other 8.2%
Acrec Fl LLC, Series 2025-
FL3, Class A, 5.45%,
8/18/2042(a)(c) 100,000 99,906
ACRES LLC, Series 2025-
FL3, Class A, 5.75%,
8/18/2040(a)(c) 50,000 50,122
AMSR Trust, Series 2024-
SFR1, Class B, 4.29%,
7/17/2041(a)(b) 746,000 731,695
AREIT Ltd., Series 2025-
CRE10, Class A, 5.53%,
12/17/2029(a)(c) 100,000 100,187
DataBank Issuer, Series
2021-1A, Class A2, 2.06%,
2/27/2051(a) 155,000 153,123
Empower CLO Ltd., Series
2023-2A, Class AR, 5.61%,
10/15/2038(a)(c) 500,000 502,302
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(c) 1,000,000 990,668
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 171,689
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 988,266 881,677
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 580,751 500,609
Invesco CLO Ltd., Series
2021-3A, Class DR, 7.25%,
10/22/2034(a)(c) 500,000 500,240
KREF Ltd., Series 2021-
FL2, Class A, 5.33%,
2/15/2039(a)(c) 48,770 48,737
LCM XV LP, Series 15A, Class
DR, 8.29%, 7/20/2030(a)(c) 250,000 249,984
LFT CRE Ltd., Series 2021-
FL1, Class B, 6.01%,
6/15/2039(a)(c) 110,000 109,449
LoanCore Issuer LLC, Series
2025-CRE8, Class A,
5.53%, 8/17/2042(a)(c) 100,000 100,245
MF1 LLC, Series 2025-
FL17, Class A, 5.46%,
2/18/2040(a)(c) 100,000 100,184
MF1 Ltd., Series 2022-
FL8, Class A, 5.48%,
2/19/2037(a)(c) 7,188 7,188
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 467,978 459,410
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
5.78%, 10/20/2030(a)(c) 102,781 102,845
Scalelogix Abs Us Issuer LLC,
Series 2025-1A, Class B,
6.16%, 7/25/2055(a) 150,000 149,459
STWD Ltd., Series 2021-
FL2, Class A, 5.45%,
4/18/2038(a)(c) 44,782 44,779
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 408,335 390,483
TRTX Issuer Ltd., Series
2022-FL5, Class A, 5.79%,
2/15/2039(a)(c) 81,468 81,464
Upstart Pass-Through Trust,
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 3,575 3,569
Vibrant CLO XR Ltd., Series
2018-10RA, Class C1,
9.33%, 4/20/2036(a)(c) 500,000 505,659
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 347,409 320,214

2 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellfleet CLO Ltd., Series
2022-1A, Class A1RN,
5.74%, 7/15/2037(a)(c) 500,000 500,582
7,856,469
Student Loan 0.5%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 484,519
Total Asset-Backed Securities
(cost $14,691,728)
12,889,607
Collateralized Mortgage Obligations 21.5%
Alternative Loan Trust, Series
2005-64CB, Class 1A12,
5.07%, 12/25/2035(c) 727,215 615,033
Angel Oak Mortgage Trust,
Series 2025-6, Class M1A,
6.33%, 4/25/2070(a)(c) 900,000 911,623
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
4.75%, 2/25/2036(c) 3 3
BRAVO Residential Funding
Trust, Series 2025-
NQM9, Class M1, 6.02%,
9/25/2065(a)(c) 1,000,000 998,329
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1 1
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,029,364 437,361
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(c) 722,049 721,513
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(c) 670,136 667,771
FHLMC REMICS
Series 5004, Class LS, IO,
1.68%, 7/25/2050(c) 2,234,532 331,072
Series 5009, Class ZN,
3.50%, 7/25/2050 1,501,034 1,020,443
Series 5025, Class GB,
1.50%, 10/25/2050 1,626,000 1,066,169
Series 375, Class C1, IO,
2.50%, 1/25/2051 2,234,384 352,952
Series 5129, Class TZ,
2.50%, 8/25/2051 1,999,282 1,021,679
Series 5131, Class IG, IO,
3.50%, 8/25/2051 1,626,475 297,790
Series 5198, Class KZ,
2.00%, 2/25/2052 1,750,690 1,074,515
Series 5524, Class FB,
5.56%, 4/25/2055(c) 1,167,676 1,165,901
Series 5539, Class FC,
5.86%, 5/25/2055(c) 278,784 281,765
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 5543, Class FM,
5.86%, 6/25/2055(c) 946,987 957,111
FHLMC STACR REMIC Trust,
Series 2024-DNA3, Class
M2, 5.81%, 10/25/2044(a)
(c) 900,000 900,275
FNMA REMICS
Series 2025-35, Class KY,
3.50%, 4/25/2046 1,155,000 1,049,864
Series 2020-77, Class S,
IO, 0.00%, 11/25/2050(c) 5,168,799 259,499
Series 2023-36, Class , IO,
2.50%, 10/25/2052 1,885,270 295,494
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(c) 700,000 659,385
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(c) 3,666,054 54,260
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 5,976,605 852,919
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 2,484,981 360,238
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 2,838,687 401,721
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,349,730 384,515
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,249,671 531,187
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 4.63%,
7/25/2047(c) 587,851 383,848
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(c) 550,000 462,650
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 802,580 671,547
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(c) 600,000 461,809
Series 2024-R1, Class M1,
5.90%, 9/25/2069(a)(c) 1,000,000 1,000,018
Total Collateralized Mortgage Obligations
(cost $20,759,721)
20,650,260
Commercial Mortgage-Backed Securities 7.3%
BANK
Series 2020-BN30,
Class XB, IO, 0.83%,
12/15/2053(c) 3,036,000 95,996
Series 2017-BNK6, Class
XA, IO, 0.90%, 7/15/2060(c) 3,446,761 35,097
Series 2018-BN10, Class
XA, IO, 0.83%, 2/15/2061(c) 2,646,309 36,017
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.13%, 2/15/2053(c) 1,858,638 66,049

NVIT DoubleLine Total Return Tactical Fund - September 30, 2025 (Unaudited) - Statement of Investments - 3
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-C12, Class XA,
IO, 1.05%, 11/15/2054(c) 2,640,990 105,233
Series 2022-C18, Class XD,
IO, 2.35%, 12/15/2055(a)(c) 1,000,000 138,812
Series 2025-5C37, Class
A3, 5.02%, 9/15/2058 49,000 50,094
Series 2025-C32, Class XA,
IO, 1.36%, 2/15/2062(c) 999,077 83,954
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.78%, 9/15/2053(c) 1,126,462 55,730
Series 2021-B27, Class XA,
IO, 1.35%, 7/15/2054(c) 1,941,118 97,564
Series 2024-V8, Class A1,
5.51%, 7/15/2057 88,741 90,406
Series 2025-V16, Class A3,
5.44%, 8/15/2058(c) 100,000 103,973
Series 2025-V17, Class A3,
5.07%, 9/15/2058 48,000 49,175
BMO Mortgage Trust
Series 2024-5C7, Class AS,
5.89%, 11/15/2057(c) 50,000 51,546
Series 2025-5C12, Class
AS, 5.56%, 10/15/2058 49,000 50,387
BPR Trust, Series 2021-
TY, Class A, 5.32%,
9/15/2038(a)(c) 100,000 99,938
BSTN Commercial Mortgage
Trust, Series 2025-
HUB, Class A, 1.00%,
4/13/2041(a)(c) 100,000 100,000
BX Commercial Mortgage
Trust
Series 2021-XL2, Class D,
5.66%, 10/15/2038(a)(c) 70,000 69,912
Series 2024-MF, Class D,
6.84%, 2/15/2039(a)(c) 88,545 88,767
BXMT Ltd., Series 2021-
FL4, Class A, 5.31%,
5/15/2038(a)(c) 75,759 75,284
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
1.06%, 11/13/2050(c) 4,402,893 56,381
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.69%,
5/10/2058(c) 1,228,408 4,196
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.01%, 1/15/2049(c) 512,684 450
Series 2017-CX10,
Class XA, IO, 0.98%,
11/15/2050(c) 5,087,153 59,159
CSMC, Series 2021-
B33, Class A1, 3.05%,
10/10/2043(a) 88,364 84,295
CSMC Trust, Series 2017-
CALI, Class F, 3.90%,
11/10/2032(a)(c) 250,000 23,825
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.54%, 5/25/2030(c) 974,224 930,206
Series 2020-M7, Class X2,
IO, 1.33%, 3/25/2031(c) 5,100,838 207,883
Series 2022-M5, Class X,
IO, 0.67%, 1/1/2034(c) 13,031,000 378,038
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(c) 4,102,187 297,859
Series 2021-52, Class , IO,
0.72%, 4/16/2063(c) 4,559,451 235,261
Series 2021-129, Class , IO,
0.98%, 6/16/2063(c) 5,140,645 363,419
Series 2021-79, Class , IO,
0.86%, 8/16/2063(c) 4,658,531 300,798
Series 2021-65, Class , IO,
0.87%, 8/16/2063(c) 4,648,394 304,787
Series 2021-150, Class , IO,
1.04%, 11/16/2063(c) 5,574,426 423,226
Series 2022-49, Class , IO,
0.76%, 3/16/2064(c) 6,340,134 324,480
Series 2021-208, Class , IO,
0.76%, 6/16/2064(c) 6,109,770 331,938
Series 2024-29, Class AI,
IO, 0.73%, 10/16/2065(c) 7,425,780 436,011
GPMT Ltd., Series 2021-
FL3, Class A, 5.75%,
7/16/2035(a)(c) 28,457 28,387
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.62%, 11/10/2049(c) 4,845,750 13,695
Series 2017-GS8, Class XA,
IO, 1.07%, 11/10/2050(c) 4,579,119 63,694
Series 2018-GS9, Class C,
4.49%, 3/10/2051(c) 100,000 87,615
JPMDB Commercial Mortgage
Securities Trust, Series
2020-COR7, Class XA, IO,
1.77%, 5/13/2053(c) 1,200,889 57,933
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.39%, 5/15/2050(c) 2,198,409 33,103
Morgan Stanley Capital I
Trust, Series 2019-L3,
Class XA, IO, 0.71%,
11/15/2052(c) 2,801,276 59,431
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.98%, 10/10/2048(c) 2,288,808 13,934
Wells Fargo Commercial
Mortgage Trust
Series 2017-C42, Class C,
4.30%, 12/15/2050(c) 161,000 145,198
Series 2021-C59, Class XA,
IO, 1.62%, 4/15/2054(c) 1,627,495 95,840

4 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2024-5C1, Class A3,
5.93%, 7/15/2057 48,000 50,310
Total Commercial Mortgage-Backed
Securities
(cost $7,345,340) 6,955,286
Corporate Bonds 11.9%
Aerospace & Defense 0.2%
General Electric Co. ,
4.90%, 1/29/2036 12,000 12,167
Goat Holdco LLC ,
6.75%, 2/1/2032(a) 20,000 20,500
Hexcel Corp. ,
5.88%, 2/26/2035 18,000 18,821
Lockheed Martin Corp. ,
5.00%, 8/15/2035 30,000 30,476
Northrop Grumman Corp. ,
4.03%, 10/15/2047 18,000 14,666
5.20%, 6/1/2054 50,000 47,607
TransDigm, Inc. ,
6.38%, 5/31/2033(a) 30,000 30,337
6.25%, 1/31/2034(a) 5,000 5,142
6.75%, 1/31/2034(a) 5,000 5,170
184,886
Automobile Components 0.1%
American Axle &
Manufacturing, Inc. ,
6.38%, 10/15/2032(a) 15,000 14,975
7.75%, 10/15/2033(a) 10,000 10,078
Clarios Global LP ,
6.75%, 2/15/2030(a) 35,000 36,155
6.75%, 9/15/2032(a) 40,000 40,887
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 10,000 8,600
110,695
Automobiles 0.1%
Hyundai Capital America ,
5.30%, 1/8/2029(a) 49,000 50,171
Nissan Motor Acceptance Co.
LLC ,
6.13%, 9/30/2030(a) 20,000 20,007
70,178
Banks 1.0%
Banco de Credito del Peru
S.A. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.45%),
3.25%, 9/30/2031(d) 62,000 60,958
Banco Internacional del Peru
SAA Interbank ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.07%),
6.40%, 4/30/2035(a)(d) 150,000 154,800
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.07%),
8.38%, 5/20/2031(a)(d)(e) 200,000 210,590
Bank of America Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 5/01/2030(d)(e) 14,000 14,567
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 21,000 21,929
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 25,000 25,974
Canadian Imperial Bank of
Commerce ,
(SOFR + 1.11%), 5.25%,
1/13/2031(d) 29,000 29,945
Citigroup, Inc. ,
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.87%,
8/15/2030(d)(e) 15,000 15,458
(SOFR + 1.46%), 4.95%,
5/7/2031(d) 26,000 26,494
(SOFR + 1.17%), 4.50%,
9/11/2031(d) 18,000 18,010
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 13,000 13,832
Huntington Bancshares, Inc. ,
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(d) 14,000 14,592
JPMorgan Chase & Co. ,
(SOFR + 1.01%), 5.14%,
1/24/2031(d) 24,000 24,786
(SOFR + 1.44%), 5.10%,
4/22/2031(d) 29,000 29,960
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 54,000 55,775
(SOFR + 1.64%), 5.58%,
7/23/2036(d) 19,000 19,697
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.42%), 5.37%,
7/21/2036(d) 19,000 19,552
Santander Holdings USA, Inc. ,
(SOFR + 1.61%), 5.47%,
3/20/2029(d) 18,000 18,343
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 13,000 14,080
(SOFR + 1.57%), 5.15%,
8/5/2032(d) 27,000 27,788
Wells Fargo & Co. ,
(SOFR + 1.50%), 5.15%,
4/23/2031(d) 61,000 62,910

NVIT DoubleLine Total Return Tactical Fund - September 30, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.34%), 4.89%,
9/15/2036(d) 63,000 62,874
942,914
Beverages 0.0%
†
Keurig Dr Pepper, Inc. ,
Series 10, 5.20%, 3/15/2031 24,000 24,530
Biotechnology 0.1%
AbbVie, Inc. ,
5.50%, 3/15/2064 29,000 28,985
Amgen, Inc. ,
5.75%, 3/2/2063 44,000 43,895
Biogen, Inc. ,
5.05%, 1/15/2031 60,000 61,683
134,563
Broadline Retail 0.0%
†
Wayfair LLC ,
7.25%, 10/31/2029(a) 25,000 25,776
Building Products 0.3%
Amrize Finance US LLC ,
4.95%, 4/7/2030(a) 12,000 12,265
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 30,000 30,903
6.75%, 5/15/2035(a) 15,000 15,662
Carlisle Cos., Inc. ,
5.55%, 9/15/2040 12,000 12,147
Cornerstone Building Brands,
Inc. ,
9.50%, 8/15/2029(a) 20,000 19,433
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 30,000 30,839
Griffon Corp. ,
5.75%, 3/1/2028 40,000 40,013
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 30,000 30,818
Owens Corning ,
5.70%, 6/15/2034 27,000 28,442
Quikrete Holdings, Inc. ,
6.75%, 3/1/2033(a) 25,000 25,992
Standard Building Solutions,
Inc. ,
6.50%, 8/15/2032(a) 65,000 66,691
313,205
Capital Markets 0.1%
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 22,000 22,731
Brookfield Asset Management
Ltd. ,
6.08%, 9/15/2055 24,000 24,903
Goldman Sachs Group, Inc.
(The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.85%, 2/10/2030(d)(e) 13,000 13,503
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 29,000 29,854
Morgan Stanley ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 14,000 14,679
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d) 28,000 29,316
134,986
Chemicals 0.3%
Celanese US Holdings LLC ,
6.50%, 4/15/2030 10,000 10,065
6.75%, 4/15/2033 10,000 9,958
EQUATE Petrochemical Co.
KSC ,
Reg. S, 4.25%, 11/3/2026 200,000 199,290
Olin Corp. ,
6.63%, 4/1/2033(a) 10,000 10,052
Qnity Electronics, Inc. ,
6.25%, 8/15/2033(a) 15,000 15,318
Solstice Advanced Materials,
Inc. ,
5.63%, 9/30/2033(a) 5,000 5,016
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 20,000 18,590
268,289
Commercial Services & Supplies 0.3%
Allied Universal Holdco LLC ,
7.88%, 2/15/2031(a) 60,000 62,910
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a) 29,000 29,582
Garda World Security Corp. ,
8.25%, 8/1/2032(a) 45,000 46,646
8.38%, 11/15/2032(a) 30,000 31,141
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 50,000 49,395
Republic Services, Inc. ,
5.15%, 3/15/2035 29,000 29,943
Rollins, Inc. ,
5.25%, 2/24/2035 11,000 11,194
Veralto Corp. ,
5.35%, 9/18/2028 10,000 10,320
5.45%, 9/18/2033 15,000 15,686
Veritiv Operating Co. ,
10.50%, 11/30/2030(a) 15,000 16,098
Waste Connections, Inc. ,
5.25%, 9/1/2035 23,000 23,699
326,614
Communications Equipment 0.0%
†
CommScope LLC ,
9.50%, 12/15/2031(a) 15,000 15,527

6 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Motorola Solutions, Inc. ,
5.20%, 8/15/2032 26,000 26,795
42,322
Construction & Engineering 0.2%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 110,990 90,623
MasTec, Inc. ,
5.90%, 6/15/2029 28,000 29,307
Quanta Services, Inc. ,
5.25%, 8/9/2034 45,000 46,134
166,064
Consumer Finance 0.5%
American Express Co. ,
(SOFR + 1.44%), 5.02%,
4/25/2031(d) 62,000 63,753
Avolon Holdings Funding Ltd. ,
5.75%, 3/1/2029(a) 50,000 51,766
Azorra Finance Ltd. ,
7.75%, 4/15/2030(a) 15,000 15,786
7.25%, 1/15/2031(a) 25,000 26,032
GGAM Finance Ltd. ,
6.88%, 4/15/2029(a) 60,000 62,221
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a) 90,000 92,982
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 15,000 15,255
6.40%, 3/26/2029(a) 14,000 14,744
5.15%, 3/17/2030(a) 5,000 5,070
6.50%, 3/26/2031(a) 6,000 6,427
OneMain Finance Corp. ,
6.13%, 5/15/2030 20,000 20,254
7.50%, 5/15/2031 20,000 20,907
7.13%, 9/15/2032 10,000 10,330
6.50%, 3/15/2033 25,000 25,040
430,567
Consumer Staples Distribution & Retail 0.1%
Kroger Co. (The) ,
5.65%, 9/15/2064 29,000 28,288
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 60,000 59,995
US Foods, Inc. ,
5.75%, 4/15/2033(a) 40,000 40,209
128,492
Containers & Packaging 0.1%
Avery Dennison Corp. ,
5.75%, 3/15/2033 14,000 14,797
CCL Industries, Inc. ,
3.05%, 6/1/2030(a) 33,000 31,022
Clydesdale Acquisition
Holdings, Inc. ,
6.75%, 4/15/2032(a) 30,000 30,776
Sonoco Products Co. ,
4.60%, 9/1/2029 15,000 15,089
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Trident TPI Holdings, Inc. ,
12.75%, 12/31/2028(a) 20,000 21,325
113,009
Distributors 0.0%
†
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 15,000 14,836
Genuine Parts Co. ,
4.95%, 8/15/2029 21,000 21,370
36,206
Diversified Consumer Services 0.1%
Mavis Tire Express Services
Topco Corp. ,
6.50%, 5/15/2029(a) 15,000 14,928
Wand NewCo 3, Inc. ,
7.63%, 1/30/2032(a) 40,000 42,145
57,073
Diversified REITs 0.1%
Uniti Group LP ,
8.63%, 6/15/2032(a) 15,000 14,330
VICI Properties LP ,
4.63%, 12/1/2029(a) 60,000 59,409
73,739
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
6.05%, 8/15/2056 60,000 62,191
Bell Telephone Co. of Canada
or Bell Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.39%),
6.88%, 9/15/2055(d) 18,000 18,674
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 20,000 19,866
4.75%, 3/1/2030(a) 25,000 23,989
4.75%, 2/1/2032(a) 15,000 13,871
Level 3 Financing, Inc. ,
4.50%, 4/1/2030(a) 15,000 13,706
6.88%, 6/30/2033(a) 30,000 30,576
TELUS Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.71%),
7.00%, 10/15/2055(d) 30,000 31,633
Windstream Services LLC ,
8.25%, 10/1/2031(a) 5,000 5,179
7.50%, 10/15/2033(a) 5,000 4,999
224,684
Electric Utilities 0.7%
AEP Texas, Inc. ,
5.45%, 5/15/2029 15,000 15,562
Alliant Energy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.08%),
5.75%, 4/1/2056(d) 12,000 12,015
Arizona Public Service Co. ,
5.90%, 8/15/2055 61,000 62,464

NVIT DoubleLine Total Return Tactical Fund - September 30, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Commonwealth Edison Co. ,
5.95%, 6/1/2055 61,000 64,842
Duke Energy Corp. ,
5.00%, 8/15/2052 9,000 8,102
5.80%, 6/15/2054 52,000 52,535
Entergy Arkansas LLC ,
5.75%, 6/1/2054 15,000 15,357
Entergy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(d) 29,000 30,302
Entergy Louisiana LLC ,
4.75%, 9/15/2052 20,000 17,793
Evergy Kansas Central, Inc. ,
5.70%, 3/15/2053 32,000 32,304
Interstate Power and Light
Co. ,
5.60%, 10/1/2055 15,000 14,756
JSW Hydro Energy Ltd. ,
Reg. S, 4.13%, 5/18/2031 142,000 134,190
Kentucky Utilities Co. ,
5.85%, 8/15/2055 12,000 12,330
Mexico Generadora de
Energia S de rl ,
Reg. S, 5.50%, 12/6/2032 109,718 112,047
Niagara Mohawk Power Corp. ,
4.65%, 10/3/2030(a) 31,000 31,143
NRG Energy, Inc. ,
6.00%, 2/1/2033(a) 15,000 15,234
Southern Co. (The) ,
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(d) 9,000 9,590
Trans-Allegheny Interstate
Line Co. ,
5.00%, 1/15/2031(a) 58,000 59,467
Virginia Electric and Power
Co. ,
5.55%, 8/15/2054 13,000 12,882
712,915
Electrical Equipment 0.1%
Molex Electronic Technologies
LLC ,
5.25%, 4/30/2032(a) 33,000 33,582
Regal Rexnord Corp. ,
6.05%, 4/15/2028 29,000 29,998
Vertiv Group Corp. ,
4.13%, 11/15/2028(a) 15,000 14,647
78,227
Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 31,000 31,736
Avnet, Inc. ,
6.25%, 3/15/2028 56,000 58,275
90,011
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0.2%
Kodiak Gas Services LLC ,
6.50%, 10/1/2033(a) 15,000 15,273
6.75%, 10/1/2035(a) 15,000 15,401
Nabors Industries, Inc. ,
9.13%, 1/31/2030(a) 10,000 10,400
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 33,750 33,720
WBI Operating LLC ,
6.50%, 10/15/2033(a) 30,000 30,000
Weatherford International Ltd. ,
6.75%, 10/15/2033(a) 35,000 35,024
139,818
Entertainment 0.1%
Netflix, Inc. ,
5.38%, 11/15/2029(a) 22,000 23,021
5.40%, 8/15/2054 19,000 19,134
Warnermedia Holdings, Inc. ,
4.05%, 3/15/2029 10,000 9,650
4.28%, 3/15/2032 5,000 4,582
5.05%, 3/15/2042 10,000 7,983
64,370
Financial Services 0.2%
Block Financial LLC ,
5.38%, 9/15/2032 64,000 64,515
Fiserv, Inc. ,
4.55%, 2/15/2031 30,000 30,111
5.45%, 3/15/2034 24,000 24,802
Freedom Mortgage Holdings
LLC ,
8.38%, 4/1/2032(a) 5,000 5,241
PennyMac Financial Services,
Inc. ,
7.88%, 12/15/2029(a) 35,000 37,145
6.88%, 5/15/2032(a) 10,000 10,362
Rocket Cos., Inc. ,
6.38%, 8/1/2033(a) 15,000 15,482
187,658
Food Products 0.2%
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034 35,000 34,310
Campbell's Co. (The) ,
5.40%, 3/21/2034 13,000 13,319
Flowers Foods, Inc. ,
5.75%, 3/15/2035 28,000 28,520
JBS USA Holding Lux Sarl ,
3.75%, 12/1/2031 47,000 44,401
Mars, Inc. ,
5.70%, 5/1/2055(a) 30,000 30,388
150,938
Gas Utilities 0.0%
†
National Fuel Gas Co. ,
5.95%, 3/15/2035 12,000 12,514
Southern Natural Gas Co.
LLC ,
5.45%, 8/1/2035(a) 7,000 7,141
19,655

8 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation 0.7%
Burlington Northern Santa Fe
LLC ,
5.50%, 3/15/2055 28,000 28,063
CSX Corp. ,
3.35%, 9/15/2049 69,000 49,400
Dcli Bidco LLC ,
7.75%, 11/15/2029(a) 25,000 25,994
Genesee & Wyoming, Inc. ,
6.25%, 4/15/2032(a) 60,000 60,969
Lima Metro Line 2 Finance
Ltd. ,
Reg. S, 5.88%, 7/5/2034 77,898 80,405
Penske Truck Leasing Co. LP ,
5.25%, 2/1/2030(a) 59,000 60,852
Simpar Europe SA ,
Reg. S, 5.20%, 1/26/2031 200,000 166,700
Star Leasing Co. LLC ,
7.63%, 2/15/2030(a) 15,000 14,576
Triton Container International
Ltd. ,
3.25%, 3/15/2032 31,000 27,680
Uber Technologies, Inc. ,
4.80%, 9/15/2034 55,000 55,103
Watco Cos. LLC ,
7.13%, 8/1/2032(a) 55,000 56,929
626,671
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp. ,
8.38%, 10/1/2028(a) 30,000 31,266
GE HealthCare Technologies,
Inc. ,
4.80%, 1/15/2031 27,000 27,443
Solventum Corp. ,
5.40%, 3/1/2029 11,000 11,352
Zimmer Biomet Holdings, Inc. ,
5.20%, 9/15/2034 27,000 27,643
97,704
Health Care Providers & Services 0.3%
Cardinal Health, Inc. ,
4.90%, 9/15/2045 65,000 58,649
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 20,000 19,413
Elevance Health, Inc. ,
5.13%, 2/15/2053 57,000 52,063
Laboratory Corp. of America
Holdings ,
4.80%, 10/1/2034 60,000 59,534
LifePoint Health, Inc. ,
10.00%, 6/1/2032(a) 25,000 26,249
Quest Diagnostics, Inc. ,
5.00%, 12/15/2034 27,000 27,329
Radiology Partners, Inc. ,
8.50%, 7/15/2032(a) 30,000 31,045
274,282
Health Care REITs 0.0%
†
Omega Healthcare Investors,
Inc. ,
4.75%, 1/15/2028 15,000 15,125
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Omega Healthcare Investors,
Inc.,
3.25%, 4/15/2033 16,000 14,117
29,242
Health Care Technology 0.0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029 19,000 20,000
Hotel & Resort REITs 0.0%
†
RHP Hotel Properties LP ,
6.50%, 6/15/2033(a) 25,000 25,747
Hotels, Restaurants & Leisure 0.6%
Caesars Entertainment, Inc. ,
6.00%, 10/15/2032(a) 35,000 34,474
Carnival Corp. ,
5.13%, 5/1/2029(a) 10,000 10,000
5.88%, 6/15/2031(a) 30,000 30,742
5.75%, 8/1/2032(a) 30,000 30,530
6.13%, 2/15/2033(a) 11,000 11,276
Expedia Group, Inc. ,
3.80%, 2/15/2028 66,000 65,428
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 10,000 9,384
Full House Resorts, Inc. ,
8.25%, 2/15/2028(a) 15,000 13,921
Life Time, Inc. ,
6.00%, 11/15/2031(a) 40,000 40,639
Light & Wonder International,
Inc. ,
6.25%, 10/1/2033(a) 25,000 25,042
Marriott International, Inc. ,
4.50%, 10/15/2031 31,000 30,864
5.35%, 3/15/2035 55,000 56,250
McDonald's Corp. ,
5.45%, 8/14/2053 29,000 28,787
NCL Corp. Ltd. ,
5.88%, 1/15/2031(a) 10,000 9,999
6.25%, 9/15/2033(a) 10,000 10,052
Rivers Enterprise Borrower
LLC ,
6.63%, 2/1/2033(a) 45,000 45,600
Rivers Enterprise Lender LLC ,
6.25%, 10/15/2030(a) 10,000 10,089
Royal Caribbean Cruises Ltd. ,
5.38%, 7/15/2027(a) 34,000 34,301
5.38%, 1/15/2036 13,000 13,076
Sabre GLBL, Inc. ,
8.63%, 6/1/2027(a) 3,000 3,043
10.75%, 11/15/2029(a) 18,000 17,395
Six Flags Entertainment Corp. ,
7.25%, 5/15/2031(a) 20,000 20,008
Viking Cruises Ltd. ,
5.88%, 10/15/2033(a) 35,000 35,025
Voyager Parent LLC ,
9.25%, 7/1/2032(a) 15,000 15,862
601,787
Household Durables 0.0%
†
Newell Brands, Inc. ,
6.38%, 5/15/2030 10,000 9,908

NVIT DoubleLine Total Return Tactical Fund - September 30, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables
Whirlpool Corp. ,
6.50%, 6/15/2033 15,000 14,969
24,877
Independent Power and Renewable Electricity Producers
0.0%
†
PSEG Power LLC ,
5.20%, 5/15/2030(a) 20,000 20,518
Southern Power Co. ,
Series B, 4.90%, 10/1/2035 16,000 15,779
36,297
Industrial REITs 0.1%
First Industrial LP ,
5.25%, 1/15/2031 40,000 41,007
Lineage OP LP ,
5.25%, 7/15/2030(a) 30,000 30,409
71,416
Insurance 0.5%
Acrisure LLC ,
6.75%, 7/1/2032(a) 25,000 25,742
Alliant Holdings Intermediate
LLC ,
6.50%, 10/1/2031(a) 40,000 40,897
American International Group,
Inc. ,
5.45%, 5/7/2035 12,000 12,501
American National Group,
Inc. ,
5.75%, 10/1/2029 13,000 13,447
6.00%, 7/15/2035 41,000 41,855
APH Somerset Investor 2
LLC ,
7.88%, 11/1/2029(a) 15,000 15,654
Arthur J Gallagher & Co. ,
4.85%, 12/15/2029 14,000 14,286
Aspen Insurance Holdings
Ltd. ,
5.75%, 7/1/2030 27,000 28,259
Athene Global Funding ,
4.72%, 10/8/2029(a) 14,000 14,113
5.03%, 7/17/2030(a) 16,000 16,256
Athene Holding Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.61%),
6.63%, 10/15/2054(d) 22,000 22,198
Brown & Brown, Inc. ,
6.25%, 6/23/2055 12,000 12,627
Guardian Life Global Funding ,
4.80%, 4/28/2030(a) 23,000 23,507
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 62,000 43,142
MetLife, Inc. ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.08%), 6.35%,
3/15/2055(d) 24,000 25,499
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 50,000 52,006
Prudential Financial, Inc. ,
5.20%, 3/14/2035 18,000 18,503
Travelers Cos., Inc. (The) ,
5.70%, 7/24/2055 12,000 12,427
432,919
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
5.60%, 5/15/2053 51,000 51,732
IT Services 0.1%
CoreWeave, Inc. ,
9.25%, 6/1/2030(a) 15,000 15,492
Kyndryl Holdings, Inc. ,
4.10%, 10/15/2041 56,000 45,434
VeriSign, Inc. ,
5.25%, 6/1/2032 36,000 36,980
97,906
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc. ,
4.75%, 9/9/2034 32,000 31,893
Machinery 0.2%
Husky Injection Molding
Systems Ltd. ,
9.00%, 2/15/2029(a) 75,000 78,389
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030 60,000 61,318
139,707
Marine Transportation 0.2%
Yinson Bergenia Production
BV ,
8.50%, 1/31/2045(a) 200,000 214,607
Media 0.3%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 10,000 9,712
7.13%, 2/15/2031(a) 20,000 20,673
Directv Financing LLC ,
8.88%, 2/1/2030(a) 20,000 19,754
DirecTV Financing LLC ,
5.88%, 8/15/2027(a) 21,000 20,976
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 15,000 14,379
5.13%, 6/1/2029 10,000 8,552
EchoStar Corp. ,
10.75%, 11/30/2029 10,000 11,002
Gray Media, Inc. ,
9.63%, 7/15/2032(a) 15,000 15,325
7.25%, 8/15/2033(a) 15,000 14,864
Lamar Media Corp. ,
5.38%, 11/1/2033(a) 20,000 19,853
Sirius XM Radio LLC ,
5.50%, 7/1/2029(a) 85,000 85,020
Univision Communications,
Inc. ,
7.38%, 6/30/2030(a) 30,000 30,144

10 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Videotron Ltd. ,
5.70%, 1/15/2035(a) 30,000 30,572
300,826
Metals & Mining 0.1%
ArcelorMittal SA ,
6.00%, 6/17/2034 16,000 17,082
Newmont Corp. ,
5.35%, 3/15/2034 26,000 27,119
Novelis Corp. ,
6.88%, 1/30/2030(a) 10,000 10,370
Rio Tinto Finance USA plc ,
5.75%, 3/14/2055 17,000 17,495
Vale Overseas Ltd. ,
6.40%, 6/28/2054 17,000 17,475
89,541
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Starwood Property Trust, Inc. ,
5.25%, 10/15/2028(a) 30,000 30,009
Multi-Utilities 0.2%
Black Hills Corp. ,
6.00%, 1/15/2035 27,000 28,741
CMS Energy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.96%),
6.50%, 6/1/2055(d) 14,000 14,495
Consumers Energy Co. ,
4.50%, 1/15/2031 17,000 17,174
DTE Energy Co. ,
5.85%, 6/1/2034 41,000 43,563
NiSource, Inc. ,
5.35%, 4/1/2034 24,000 24,710
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.45%),
6.95%, 11/30/2054(d) 13,000 13,528
5.85%, 4/1/2055 24,000 24,339
Southern Co. Gas Capital
Corp. ,
Series A, 4.05%, 9/15/2028 10,000 9,989
176,539
Oil, Gas & Consumable Fuels 1.1%
Buckeye Partners LP ,
6.88%, 7/1/2029(a) 60,000 62,182
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 30,000 28,931
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 52,000 51,838
Chord Energy Corp. ,
6.00%, 10/1/2030(a) 15,000 14,895
6.75%, 3/15/2033(a) 25,000 25,330
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 15,000 15,548
Colonial Enterprises, Inc. ,
5.63%, 11/15/2035(a) 18,000 18,133
Cosan Overseas Ltd. ,
Reg. S, 8.25%,
11/05/2025(g) 100,000 100,130
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 14,000 13,659
Eastern Energy Gas Holdings
LLC ,
5.65%, 10/15/2054 31,000 30,541
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 148,153
Enterprise Products Operating
LLC ,
5.55%, 2/16/2055 29,000 28,663
Expand Energy Corp. ,
6.75%, 4/15/2029(a) 10,000 10,104
4.75%, 2/1/2032 14,000 13,759
Florida Gas Transmission Co.
LLC ,
5.75%, 7/15/2035(a) 12,000 12,444
Gulfport Energy Operating
Corp. ,
6.75%, 9/1/2029(a) 65,000 66,703
Gulfstream Natural Gas
System LLC ,
5.60%, 7/23/2035(a) 17,000 17,418
Harvest Midstream I LP ,
7.50%, 5/15/2032(a) 30,000 30,645
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 15,000 15,291
5.50%, 10/15/2030(a) 18,000 18,130
Hilcorp Energy I LP ,
7.25%, 2/15/2035(a) 15,000 14,659
Kinder Morgan Energy
Partners LP ,
6.95%, 1/15/2038 14,000 15,743
Kinetik Holdings LP ,
5.88%, 6/15/2030(a) 13,000 13,076
Matador Resources Co. ,
6.50%, 4/15/2032(a) 20,000 20,191
NGL Energy Operating LLC ,
8.13%, 2/15/2029(a) 10,000 10,253
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 33,000 29,893
Permian Resources Operating
LLC ,
6.25%, 2/1/2033(a) 17,000 17,317
Petroleos Mexicanos ,
6.75%, 9/21/2047 50,000 41,265
Tallgrass Energy Partners LP ,
7.38%, 2/15/2029(a) 20,000 20,597
6.75%, 3/15/2034(a) 10,000 9,900
Targa Resources Corp. ,
5.50%, 2/15/2035 11,000 11,193
Venture Global LNG, Inc. ,
8.38%, 6/1/2031(a) 20,000 21,000
9.88%, 2/1/2032(a) 10,000 10,887
Venture Global Plaquemines
LNG LLC ,
7.50%, 5/1/2033(a) 5,000 5,525
6.50%, 1/15/2034(a) 15,000 15,790
Viper Energy Partners LLC ,
4.90%, 8/1/2030 22,000 22,164

NVIT DoubleLine Total Return Tactical Fund - September 30, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Vital Energy, Inc. ,
7.88%, 4/15/2032(a) 15,000 14,561
1,016,511
Paper & Forest Products 0.0%
†
Suzano Netherlands BV ,
5.50%, 1/15/2036 17,000 17,017
Passenger Airlines 0.0%
†
American Airlines, Inc. ,
8.50%, 5/15/2029(a) 20,000 20,863
JetBlue Airways Corp. ,
9.88%, 9/20/2031(a) 10,000 10,143
31,006
Pharmaceuticals 0.1%
Bausch Health Cos., Inc. ,
5.25%, 1/30/2030(a) 10,000 7,050
14.00%, 10/15/2030(a) 1,000 1,003
Merck & Co., Inc. ,
5.70%, 9/15/2055 37,000 38,182
Royalty Pharma plc ,
5.95%, 9/25/2055 18,000 18,077
Zoetis, Inc. ,
4.15%, 8/17/2028 30,000 30,104
4.70%, 2/1/2043 12,000 11,075
105,491
Professional Services 0.2%
Amentum Holdings, Inc. ,
7.25%, 8/1/2032(a) 15,000 15,575
CACI International, Inc. ,
6.38%, 6/15/2033(a) 10,000 10,316
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 52,000 54,976
Paychex, Inc. ,
5.35%, 4/15/2032 59,000 61,221
Verisk Analytics, Inc. ,
5.25%, 6/5/2034 28,000 28,867
VT Topco, Inc. ,
8.50%, 8/15/2030(a) 15,000 15,261
186,216
Real Estate Management & Development 0.0%
†
Anywhere Real Estate Group
LLC ,
7.00%, 4/15/2030(a) 15,000 15,180
Residential REITs 0.1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 40,000 41,277
Essential Properties LP ,
5.40%, 12/1/2035 17,000 17,064
Sun Communities Operating
LP ,
2.70%, 7/15/2031 32,000 28,945
87,286
Retail REITs 0.1%
Agree LP ,
5.63%, 6/15/2034 20,000 20,823
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034 30,000 31,214
52,037
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
3.50%, 2/15/2041(a) 77,000 63,365
Marvell Technology, Inc. ,
5.95%, 9/15/2033 55,000 59,010
NXP BV ,
4.85%, 8/19/2032 23,000 23,028
Qorvo, Inc. ,
3.38%, 4/1/2031(a) 20,000 18,376
163,779
Software 0.2%
AppLovin Corp. ,
5.38%, 12/1/2031 15,000 15,517
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 35,000 34,714
Atlassian Corp. ,
5.25%, 5/15/2029 19,000 19,533
Cloud Software Group, Inc. ,
6.63%, 8/15/2033(a) 15,000 15,270
Ellucian Holdings, Inc. ,
6.50%, 12/1/2029(a) 20,000 20,318
Oracle Corp. ,
5.88%, 9/26/2045 24,000 24,065
Roper Technologies, Inc. ,
4.25%, 9/15/2028 18,000 18,084
Workday, Inc. ,
3.80%, 4/1/2032 14,000 13,368
160,869
Specialized REITs 0.1%
American Tower Corp. ,
3.70%, 10/15/2049 10,000 7,498
Equinix, Inc. ,
3.90%, 4/15/2032 29,000 27,817
2.95%, 9/15/2051 52,000 33,209
Extra Space Storage LP ,
4.95%, 1/15/2033 14,000 14,083
5.40%, 2/1/2034 27,000 27,784
Iron Mountain, Inc. ,
6.25%, 1/15/2033(a) 5,000 5,100
115,491
Specialty Retail 0.2%
AutoZone, Inc. ,
5.13%, 6/15/2030 26,000 26,833
Lowe's Cos., Inc. ,
5.63%, 4/15/2053 14,000 13,922
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 10,000 9,204
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 14,000 14,241
5.00%, 8/19/2034 16,000 16,145
Staples, Inc. ,
10.75%, 9/1/2029(a) 15,000 14,832

12 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Victra Holdings LLC ,
8.75%, 9/15/2029(a) 50,000 52,419
147,596
Technology Hardware, Storage & Peripherals 0.1%
Dell, Inc. ,
6.50%, 4/15/2038 14,000 15,191
Hewlett Packard Enterprise
Co. ,
5.00%, 10/15/2034 60,000 59,533
NetApp, Inc. ,
5.50%, 3/17/2032 14,000 14,566
89,290
Tobacco 0.1%
BAT Capital Corp. ,
5.63%, 8/15/2035 31,000 32,209
4.54%, 8/15/2047 34,000 28,511
Philip Morris International,
Inc. ,
5.38%, 2/15/2033 26,000 27,152
5.25%, 2/13/2034 27,000 27,880
115,752
Trading Companies & Distributors 0.1%
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 20,000 20,486
FTAI Aviation Investors LLC ,
5.88%, 4/15/2033(a) 10,000 10,063
GATX Corp. ,
5.50%, 6/15/2035 16,000 16,508
5.20%, 3/15/2044 6,000 5,709
Herc Holdings, Inc. ,
7.00%, 6/15/2030(a) 15,000 15,581
QXO Building Products, Inc. ,
6.75%, 4/30/2032(a) 15,000 15,531
WESCO Distribution, Inc. ,
6.38%, 3/15/2033(a) 5,000 5,183
89,061
Transportation Infrastructure 0.3%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 160,000 147,087
Rutas 2 & 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 153,333 116,380
Seaspan Corp. ,
5.50%, 8/1/2029(a) 25,000 24,104
287,571
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
5.50%, 1/15/2055 75,000 72,516
Total Corporate Bonds
(cost $11,176,544)
11,378,755
Foreign Government Securities 0.7%
Principal
Amount ($) Value ($)
COLOMBIA 0.2%
Republic of Colombia ,
4.13%, 5/15/2051 250,000 162,450
DOMINICAN REPUBLIC 0.1%
Dominican Republic
Government Bond ,
Reg. S, 5.50%, 2/22/2029 150,000 152,888
GUATEMALA 0.2%
Republic of Guatemala ,
Reg. S, 4.50%, 5/3/2026 200,000 199,000
MOROCCO 0.2%
Kingdom of Morocco ,
Reg. S, 5.95%, 3/8/2028 200,000 207,094
Total Foreign Government Securities
(cost $793,271)
721,432
Mortgage-Backed Securities 18.9%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,124,555 1,051,630
Pool# G08775
4.00%, 8/1/2047 350,014 335,723
Pool# Q51461
3.50%, 10/1/2047 489,588 455,824
FHLMC UMBS Pool
Pool# SD5677
5.00%, 3/1/2054 532,816 534,698
Pool# SD6874
5.50%, 11/1/2054 871,802 891,838
Pool# SL1124
6.00%, 4/1/2055 1,499,192 1,541,154
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,910,114
Pool# BS9551
5.94%, 9/1/2053 1,872,027 1,974,192
FNMA UMBS Pool
Pool# FS9234
4.00%, 4/1/2045 1,082,692 1,053,211
Pool# MA2888
2.50%, 1/1/2047 863,678 751,552
Pool# AS9937
3.00%, 7/1/2047 872,042 788,058
Pool# FM8215
2.50%, 3/1/2051 1,194,825 1,026,222
Pool# CB0705
3.00%, 6/1/2051 1,143,086 1,013,018
Pool# MA4416
3.50%, 9/1/2051 977,236 898,730
Pool# FS8642
6.00%, 6/1/2054 1,942,370 2,011,184
Pool# FS9671
5.50%, 11/1/2054 881,794 902,060

NVIT DoubleLine Total Return Tactical Fund - September 30, 2025 (Unaudited) - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FA0627
5.50%, 2/1/2055 945,844 965,110
Total Mortgage-Backed Securities
(cost $19,201,349)
18,104,318
U.S. Treasury Obligations 21.9%
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 290,536 288,562
1.63%, 10/15/2027 370,784 376,726
0.50%, 1/15/2028 288,125 284,776
U.S. Treasury Notes
0.75%, 3/31/2026 5,000,000 4,924,101
0.75%, 5/31/2026 4,000,000 3,919,766
0.75%, 1/31/2028 9,650,000 9,036,320
0.63%, 8/15/2030 2,500,000 2,155,371
Total U.S. Treasury Obligations
(cost $20,807,385)
20,985,622
Investment Company 1.1%
Shares
Fixed Income Fund 1.1%
DoubleLine Floating Rate
Fund, Class I 112,959 1,016,630
Total Investment Company
(cost $1,065,203)
1,016,630
Total Investments
(cost $95,840,541) — 96.7%
92,701,910
Other assets in excess of
liabilities — 3.3% 3,170,708
NET ASSETS — 100.0%
$ 95,872,618
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2025 was $23,076,292 which represents 24.07% of net
assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2025.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2025.
The maturity date reflects the next call date.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Perpetual bond security. The maturity date reflects the next call date.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

14 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 152 12/2025 USD 31,676,563 14,491
U.S. Treasury 5 Year Note 26 12/2025 USD 2,839,078 (1,539)
U.S. Treasury 10 Year Ultra Note 5 12/2025 USD 575,391 5,740
U.S. Treasury Long Bond 50 12/2025 USD 5,829,687 107,015
U.S. Treasury Ultra Bond 4 12/2025 USD 480,250 12,685
Net contracts 138,392
Currency:
USD United States Dollar

NVIT DoubleLine Total Return Tactical Fund - September 30, 2025 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

16 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a)
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 12,889,607 $ – $ 12,889,607
Collateralized Mortgage Obligations – 20,650,260 – 20,650,260
Commercial Mortgage-Backed Securities – 6,955,286 – 6,955,286
Corporate Bonds – 11,378,755 – 11,378,755
Foreign Government Securities – 721,432 – 721,432
Futures Contracts 139,931 – – 139,931
Investment Company 1,016,630 – – 1,016,630
Mortgage-Backed Securities – 18,104,318 – 18,104,318
U.S. Treasury Obligations – 20,985,622 – 20,985,622
Total Assets $ 1,156,561 $ 91,685,280 $ – $ 92,841,841
Liabilities:
Futures Contracts $ (1,539) $ – $ – $ (1,539)
Total Liabilities $ (1,539) $ – $ – $ (1,539)
Total $ 1,155,022 $ 91,685,280 $ – $ 92,840,302

NVIT DoubleLine Total Return Tactical Fund - September 30, 2025 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk
Unrealized appreciation from futures contracts $ 139,931
Total $ 139,931
Liabilities:
Futures Contracts
Interest rate risk
Unrealized depreciation from futures contracts $ (1,539)
Total $ (1,539)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector
Bond Fund)
Asset-Backed Securities 8.7%
Principal
Amount ($) Value ($)
Airlines 0.5%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 1,568,238 1,494,715
Automobiles 3.3%
Ally Bank Auto Credit-Linked
Notes, Series 2025-A, Class
E, 6.07%, 6/15/2033(a) 1,263,937 1,268,228
Arivo Acceptance Auto Loan
Receivables Trust, Series
2024-1A, Class B, 6.87%,
6/17/2030(a) 870,000 892,660
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class C,
6.48%, 6/20/2030(a) 540,000 560,431
CPS Auto Receivables Trust,
Series 2024-B, Class E,
8.36%, 11/17/2031(a) 930,000 982,380
Exeter Automobile
Receivables Trust, Series
2024-4A, Class E, 7.65%,
2/17/2032(a) 1,480,000 1,540,793
GLS Auto Receivables
Issuer Trust, Series
2021-4A, Class E, 4.43%,
10/16/2028(a) 1,640,000 1,618,267
GLS Auto Select Receivables
Trust, Series 2024-
1A, Class D, 6.43%,
1/15/2031(a) 1,650,000 1,717,117
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A, 7.02%,
11/15/2027(a)(b) 1,780,000 1,782,660
10,362,536
Equipment Loans & Leases 0.5%
NMEF Funding LLC, Series
2025-B, Class E, 7.66%,
1/18/2033(a) 500,000 504,095
SCF Equipment Leasing LLC,
Series 2022-1A, Class E,
5.26%, 7/20/2032(a) 940,000 936,049
1,440,144
Other 4.4%
Arbor Realty Collateralized
Loan Obligation Ltd., Series
2025-BTR1, Class B,
7.32%, 1/20/2041(a)(b) 1,440,000 1,436,400
Arbor Realty Commercial Real
Estate Notes Ltd.
Series 2021-FL3, Class A,
5.33%, 8/15/2034(a)(b) 269,373 269,371
Series 2022-FL1, Class A,
5.82%, 1/15/2037(a)(b) 652,958 652,958
BHG Securitization Trust,
Series 2022-C, Class E,
9.73%, 10/17/2035(a) 830,000 896,207
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
BSPRT Issuer LLC, Series
2025-FL12, Class A, 0.00%,
1/17/2043(a)(b) 1,490,000 1,486,255
FS Rialto Issuer LLC, Series
2022-FL4, Class A, 6.29%,
1/19/2039(a)(b) 335,212 335,213
Lending Funding Trust, Series
2020-2A, Class D, 6.77%,
4/21/2031(a) 910,000 911,941
LoanCore Issuer Ltd., Series
2022-CRE7, Class A,
5.93%, 1/17/2037(a)(b) 1,035,756 1,037,199
MF1, Series 2024-FL16, Class
A, 5.68%, 11/18/2039(a)(b) 1,185,000 1,187,963
PFP Ltd., Series 2024-
11, Class A, 6.05%,
9/17/2039(a)(b) 386,421 387,025
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 2,059,606
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,610,913
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 741,019
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 974,261
13,986,331
Total Asset-Backed Securities
(cost $27,280,768)
27,283,726
Collateralized Mortgage Obligations 8.8%
A&D Mortgage Trust
Series 2023-NQM3, Class
B1, 8.13%, 7/25/2068(a)(b) 770,000 776,491
Series 2023-NQM4, Class
B1, 8.06%, 9/25/2068(a)(b) 930,000 943,321
Connecticut Avenue Securities
Trust, Series 2021-R01,
Class 1B2, 10.36%,
10/25/2041(a)(b) 1,500,000 1,556,597
DataBank Issuer, Series
2024-1A, Class A2, 5.30%,
1/26/2054(a) 290,000 290,180
FARM Mortgage Trust, Series
2021-1, Class B, 3.23%,
7/25/2051(a)(b) 544,294 420,223
FHLMC STACR REMIC Trust
Series 2020-HQA5, Class
B2, 11.76%, 11/25/2050(a)
(b) 1,140,000 1,395,185
Series 2020-DNA6, Class
B2, 10.01%, 12/25/2050(a)
(b) 2,115,000 2,433,339
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 15.47%, 10/25/2048(a)
(b) 2,800,000 3,473,876

NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) - September 30, 2025 (Unaudited) - Statement of Invest-
ments - 19
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-DNA3, Class
B2, 12.62%, 7/25/2049(a)(b) 1,360,000 1,528,177
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.20%, 6/1/2051(a)(b) 75,856,518 937,253
FNMA REMICS, Series 2018-
42, Class SB, IO, 1.73%,
6/25/2048(b) 2,851,963 366,679
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 805,000 715,135
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,556,148 260,058
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 775,755 127,136
Home RE Ltd., Series 2023-
1, Class M1B, 8.96%,
10/25/2033(a)(b) 513,992 527,128
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 24,065,673 305,651
Imperial Fund Mortgage Trust,
Series 2022-NQM5, Class
B1, 6.25%, 8/25/2067(a)(c) 990,000 986,220
J.P. Morgan Mortgage Trust
Series 2021-8, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 41,741,148 264,484
Series 2021-10, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 46,793,371 301,420
MFA Trust, Series 2023-
RTL2, Class A1, 8.50%,
11/25/2028(a)(c) 718,000 723,391
Morgan Stanley Residential
Mortgage Loan Trust, Series
2023-NQM1, Class B2,
7.40%, 9/25/2068(a)(b) 1,300,000 1,300,555
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL5, Class
A1, 7.76%, 4/25/2030(a)(c) 430,000 435,124
Series 2025-LOC4, Class
A1A, 6.11%, 6/25/2055(a)
(b) 1,126,191 1,128,080
STACR Trust, Series 2018-
HRP2, Class B2, 14.97%,
2/25/2047(a)(b) 2,000,000 2,449,126
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,796,314
Verus Securitization Trust
Series 2023-3, Class B2,
7.73%, 3/25/2068(a)(b) 1,400,000 1,399,130
Series 2023-5, Class B2,
8.00%, 6/25/2068(a)(b) 340,000 339,612
Series 2023-INV3, Class
B2, 8.18%, 11/25/2068(a)(b) 580,000 583,292
Total Collateralized Mortgage Obligations
(cost $24,843,596)
27,763,177
Commercial Mortgage-Backed Securities 5.9%
Principal
Amount ($) Value ($)
BX Trust, Series 2021-
ARIA, Class D, 6.16%,
10/15/2036(a)(b) 1,700,000 1,700,000
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.65%, 10/10/2048(b) 3,000,000 2,433,950
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 8.11%, 1/25/2051(a)(b) 1,275,000 1,313,075
Series 2021-MN3, Class
M2, 8.36%, 11/25/2051(a)
(b) 1,615,000 1,674,700
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
6.37%, 10/15/2036(a)(b) 700,000 696,534
Series 2021-IP, Class E,
7.82%, 10/15/2036(a)(b) 300,000 295,934
HTL Commercial Mortgage
Trust
Series 2024-T53, Class C,
7.32%, 5/10/2039(a)(b) 410,000 417,925
Series 2024-T53, Class D,
8.47%, 5/10/2039(a)(b) 990,000 1,016,154
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.47%,
6/15/2049(a)(b) 2,500,000 1,188,549
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.11%, 4/15/2048(a)(b) 2,000,000 1,200,000
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,820,885
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 543,619
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
13.22%, 10/25/2049(a)(b) 2,136,000 2,183,084
VRTX Trust
Series 2025-HQ, Class B,
5.67%, 8/5/2042(a)(b) 670,000 676,647
Series 2025-HQ, Class C,
6.12%, 8/5/2042(a)(b) 320,000 323,809
Series 2025-HQ, Class D,
6.82%, 8/5/2042(a)(b) 160,000 162,866
Total Commercial Mortgage-Backed
Securities
(cost $20,407,658) 18,647,731
Common Stocks 0.2%
Shares
Media 0.0%
†
Diamond Sports Group
LLC *^∞ 171 1,753

20 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector
Bond Fund)
Common Stocks
Shares Value ($)
Passenger Airlines 0.2%
Grupo Aeromexico SAB de
CV *^∞ 43,743 701,641
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA *^∞ 579 13,317
Total Common Stocks
(cost $736,468)
716,711
Convertible Bond 0.1%
Principal
Amount ($)
Wireless Telecommunication Services 0.1%
WOM Chile Holdco SpA ,
5.00%, 4/1/2032(a)(d)(e) 358,196 311,481
Total Convertible Bond
(cost $358,047)
311,481
Corporate Bonds 64.2%
Aerospace & Defense 1.5%
Boeing Co. (The) ,
6.86%, 5/1/2054(f) 2,120,000 2,418,291
7.01%, 5/1/2064 415,000 480,426
Czechoslovak Group A/S ,
5.25%, 1/10/2031(a) EUR 465,000 567,209
Goat Holdco LLC ,
6.75%, 2/1/2032(a)(f) 580,000 594,500
TransDigm, Inc. ,
6.25%, 1/31/2034(a) 248,000 255,048
6.75%, 1/31/2034(a)(f) 450,000 465,281
4,780,755
Automobiles 1.7%
Hyundai Capital America ,
5.68%, 6/26/2028(a)(f) 950,000 980,549
6.50%, 1/16/2029(a)(f) 690,000 731,405
4.50%, 9/18/2030(a)(f) 810,000 806,143
6.20%, 9/21/2030(a) 770,000 821,296
5.40%, 6/23/2032(a)(f) 760,000 782,474
Volkswagen Group of America
Finance LLC ,
5.80%, 3/27/2035(a)(f) 1,250,000 1,281,675
5,403,542
Banks 7.0%
Barclays plc ,
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.69%),
7.63%, 3/15/2035(d)(f)(g) 350,000 370,889
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.13%),
7.45%, 6/27/2035(a)(d)(f)(g) 1,530,000 1,596,933
CaixaBank SA ,
Reg. S, (EUR Swap Annual
5 Year + 3.86%), 3.63%,
9/14/2028(d)(g) 1,000,000 1,134,444
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc. ,
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.87%,
8/15/2030(d)(f)(g) 1,000,000 1,030,557
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(d) 989,000 988,271
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.64%),
6.95%, 8/27/2031(d)(f)(g) 1,205,000 1,259,933
(SOFR + 1.96%), 5.74%,
9/10/2036(d) 440,000 448,937
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(g) 2,208,000 1,968,453
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.75%),
8.13%, 11/10/2033(d)(g) 595,000 669,824
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.75%, 11/10/2033(a)(d)(g) 450,000 456,522
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(d)(g) 1,525,000 1,414,435
Regions Financial Corp. ,
(SOFR + 2.06%), 5.50%,
9/6/2035(d)(f) 955,000 981,806
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(d)(f) 1,900,000 2,024,955
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
6.10%, 4/13/2033(a)(d)(f) 1,000,000 1,053,888
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(d) 2,300,000 2,416,773
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.43%),
6.23%, 1/21/2036(a)(d)(f) 890,000 962,766
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d)(f) 1,360,000 1,355,619

NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) - September 30, 2025 (Unaudited) - Statement of Invest-
ments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(d)(f) 1,760,000 1,787,455
21,922,460
Capital Markets 3.8%
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a)(f) 2,090,000 2,145,089
6.20%, 6/18/2035(a) 800,000 840,380
Jane Street Group ,
6.75%, 5/1/2033(a) 1,452,000 1,508,097
Jefferies Financial Group, Inc. ,
6.20%, 4/14/2034(f) 1,260,000 1,339,628
Macquarie Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
5.64%, 8/13/2036(a)(d) 1,550,000 1,570,094
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 1,310,000 1,329,028
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d)(f) 695,000 728,694
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d)(f) 375,000 392,624
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
5.96%, 1/12/2034(a)(d) 1,890,000 2,021,755
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.30%),
7.00%, 2/05/2035(a)(d)(f)(g) 220,000 224,274
12,099,663
Commercial Services & Supplies 1.1%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a)(f) 1,815,000 1,851,408
Garda World Security Corp. ,
8.38%, 11/15/2032(a)(f) 1,710,000 1,775,026
3,626,434
Consumer Finance 3.7%
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(d)(f) 1,040,000 1,098,092
(SOFR + 2.29%), 6.18%,
7/26/2035(d)(f) 1,050,000 1,082,963
Avolon Holdings Funding Ltd. ,
6.38%, 5/4/2028(a) 1,665,000 1,736,792
5.38%, 5/30/2030(a) 545,000 559,053
Ford Motor Credit Co. LLC ,
6.05%, 11/5/2031(f) 1,355,000 1,384,915
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033(f) 2,340,000 2,509,297
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a)(f) 1,435,000 1,482,553
OneMain Finance Corp. ,
6.50%, 3/15/2033(f) 1,975,000 1,978,120
11,831,785
Containers & Packaging 0.4%
Ball Corp. ,
4.25%, 7/1/2032 EUR 1,190,000 1,428,998
Diversified Consumer Services 0.2%
Champions Financing, Inc. ,
8.75%, 2/15/2029(a)(f) 620,000 598,770
Diversified REITs 1.0%
Uniti Group LP ,
6.00%, 1/15/2030(a) 3,200,000 2,897,298
8.63%, 6/15/2032(a)(f) 295,000 281,829
3,179,127
Diversified Telecommunication Services 1.7%
Level 3 Financing, Inc. ,
6.88%, 6/30/2033(a) 1,480,000 1,508,386
Total Play Telecomunicaciones
SA de CV ,
11.13%, 12/31/2032(a) 3,777,250 3,725,673
5,234,059
Electric Utilities 0.6%
American Electric Power Co.,
Inc. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(d)(f) 1,360,000 1,355,235
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(d) 540,000 540,759
1,895,994
Energy Equipment & Services 1.2%
Borr IHC Ltd. ,
10.00%, 11/15/2028(a)(f) 378,354 374,933
10.38%, 11/15/2030(a)(f) 1,569,723 1,569,445
Transocean International Ltd. ,
6.80%, 3/15/2038(f) 2,175,000 1,842,201
3,786,579
Financial Services 3.4%
Alamo Re Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 9.08%), 12.98%,
6/7/2026(a)(d) 700,000 736,750
Series A, (1 Month Treasury
Bill Rate + 6.54%), 10.44%,
6/7/2027(a)(d) 500,000 528,900

22 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector
Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Alamo Re Ltd.,
Series B, (1 Month Treasury
Bill Rate + 8.43%), 12.34%,
6/7/2027(a)(d) 250,000 268,275
Aquila Re I Ltd. ,
Series A-1, (3 Month
Treasury Bill Rate + 5.34%),
5.34%, 6/8/2026(a)(d) 450,000 463,050
Series C-1, (3 Month
Treasury Bill Rate + 8.83%),
8.83%, 6/8/2026(a)(d) 450,000 471,375
Series A-1., (BRMMUSDF +
5.39%), 9.39%, 6/7/2027(a)
(d) 250,000 259,200
Atlas Capital DAC ,
Series A, (SOFR + 7.57%),
11.71%, 6/5/2026(a)(d) 450,000 466,290
Series 2024, (SOFR
+ 12.22%), 16.41%,
6/8/2027(a)(d) 250,000 278,725
Freedom Mortgage Holdings
LLC ,
9.25%, 2/1/2029(a)(f) 845,000 889,088
9.13%, 5/15/2031(a) 1,010,000 1,074,188
8.38%, 4/1/2032(a)(f) 125,000 131,019
High Point Re Ltd. ,
Series A, (BRMMUSDF +
5.64%), 9.64%, 1/6/2027(a)
(d) 250,000 256,575
Hypatia Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 10.50%),
14.40%, 4/8/2026(a)(d) 450,000 469,575
Lightning Re ,
Series 2023-1, (3 Month
Treasury Bill Rate
+ 11.00%), 14.90%,
3/31/2026(a)(d) 400,000 417,920
Locke Tavern Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.96%), 8.87%,
4/9/2026(a)(d) 450,000 459,270
Long Point Re IV Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 4.25%),
8.16%, 6/1/2026(a)(d) 450,000 456,750
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 12.50%),
16.41%, 1/8/2026(a)(d) 450,000 460,800
PennyMac Financial Services,
Inc. ,
6.75%, 2/15/2034(a)(f) 520,000 530,445
Queen Street 2023 RE DAC ,
Series A, (3 Month Treasury
Bill Rate + 7.50%), 11.40%,
12/8/2025(a)(d) 450,000 454,500
Topanga Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.77%), 4.77%,
1/8/2026(a)(d) 450,000 443,700
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Woodside Finance Ltd. ,
6.00%, 5/19/2035 1,105,000 1,153,417
10,669,812
Food Products 1.9%
Darling Global Finance BV ,
4.50%, 7/15/2032(a) EUR 955,000 1,132,012
Grupo Nutresa SA ,
9.00%, 5/12/2035(a)(f) 3,015,000 3,419,914
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 1,625,000 1,485,398
6,037,324
Gas Utilities 0.6%
KeySpan Gas East Corp. ,
5.99%, 3/6/2033(a)(f) 1,770,000 1,874,357
Health Care Providers & Services 0.5%
US Acute Care Solutions LLC ,
9.75%, 5/15/2029(a)(f) 1,535,000 1,571,813
Hotels, Restaurants & Leisure 3.9%
Carnival Corp. ,
5.75%, 1/15/2030(a) 1,060,000 1,342,081
Cruise Yacht Upper HoldCo
Ltd. ,
11.88%, 7/5/2028 800,000 692,432
Darden Restaurants, Inc. ,
6.30%, 10/10/2033(f) 2,960,000 3,205,343
Genting New York LLC ,
7.25%, 10/1/2029(a)(f) 1,710,000 1,766,364
Lottomatica Group Spa ,
4.88%, 1/31/2031(a) 1,335,000 1,614,985
Melco Resorts Finance Ltd. ,
6.50%, 9/24/2033(a) 255,000 255,202
Resorts World Las Vegas
LLC ,
8.45%, 7/27/2030(a)(f) 1,300,000 1,320,715
4.63%, 4/6/2031(a)(f) 400,000 342,792
Royal Caribbean Cruises Ltd. ,
5.38%, 1/15/2036 385,000 387,245
Wynn Macau Ltd. ,
6.75%, 2/15/2034(a)(f) 1,220,000 1,236,783
12,163,942
Insurance 12.1%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.32%),
6.55%, 10/30/2033(a)(d)
(f)(g) 600,000 619,440
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
5.60%, 9/3/2054(a)(d) 2,000,000 2,052,044
Blue Ridge Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 9.16%,
1/8/2027(a)(d) 250,000 258,800
Series B, (FHMMUSTF
+ 7.99%), 11.98%,
1/8/2027(a)(d) 250,000 264,675

NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) - September 30, 2025 (Unaudited) - Statement of Invest-
ments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Bonanza RE Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 8.03%), 11.93%,
1/8/2026(a)(d) 450,000 456,525
Series C, (MSMMUSTF
+ 5.50%), 9.47%,
12/19/2027(a)(d) 250,000 255,875
Cape Lookout Re Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 7.20%), 11.10%,
4/28/2026(a)(d) 450,000 465,930
Citrus Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.59%), 10.49%,
6/7/2026(a)(d) 450,000 467,010
CNO Financial Group, Inc. ,
6.45%, 6/15/2034(f) 2,191,000 2,325,031
Dai-ichi Life Insurance Co.
Ltd. (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.20%, 1/16/2035(a)(d)(g) 3,560,000 3,700,485
Farmers Exchange Capital III ,
(CME Term SOFR 3
Month + 3.72%), 5.45%,
10/15/2054(a)(d) 2,010,000 1,881,738
Farmers Insurance Exchange ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 3.86%),
7.00%, 10/15/2064(a)(d) 410,000 425,580
First Coast Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.94%), 9.94%,
4/7/2026(a)(d) 400,000 413,600
FloodSmart Re Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 17.15%),
21.05%, 3/11/2026(a)(d) 800,000 818,000
Series A, (3 Month Treasury
Bill Rate + 14.36%),
18.26%, 3/12/2027(a)(d) 500,000 530,600
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.81%), 10.71%,
1/7/2026(a)(d) 450,000 454,860
Series A, (3 Month Treasury
Bill Rate + 5.80%), 9.70%,
1/7/2027(a)(d) 250,000 255,575
Gateway Re Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 13.94%),
17.84%, 2/24/2026(a)(d) 450,000 471,375
Series AA, (1 Month
Treasury Bill Rate + 5.90%),
9.80%, 7/8/2027(a)(d) 250,000 259,900
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Hanwha Life Insurance Co.
Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.29%),
6.30%, 6/24/2055(a)(d) 610,000 638,640
Herbie Re Ltd. ,
Series A, (JMMMUSTF
+ 6.90%), 10.92%,
1/7/2028(a)(d) 250,000 253,475
Integrity Re Ltd. ,
Series B, (1 Month Treasury
Bill Rate + 13.32%),
17.23%, 6/6/2026(a)(d) 250,000 270,100
Kendall Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.25%), 10.15%,
4/30/2027(a)(d) 250,000 263,225
Series B, (GSMMUSTI
+ 7.74%), 11.71%,
4/30/2027(a)(d) 250,000 262,825
Kilimanjaro II Re Ltd. ,
Series C-1, (3 Month
Treasury Bill Rate + 4.00%),
7.93%, 7/9/2029(a)(d) 250,000 257,500
Series D-1, (3 Month
Treasury Bill Rate + 6.50%),
10.41%, 7/9/2029(a)(d) 250,000 260,225
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 838,341
Marlon Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.31%), 7.31%,
6/7/2027(a)(d) 250,000 267,800
Mayflower Re Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 4.93%, 1.56%
Cap, 0.56% Floor), 8.83%,
7/8/2027(a)(d) 250,000 258,025
Meiji Yasuda Life Insurance
Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.91%),
6.10%, 6/11/2055(a)(d)(f) 2,890,000 3,006,941
Merna Reinsurance II Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 8.38%), 12.28%,
7/7/2026(a)(d) 400,000 419,680
Series B, (3 Month Treasury
Bill Rate + 10.47%),
14.40%, 7/7/2026(a)(d) 450,000 479,880
Series A, (3 Month Treasury
Bill Rate + 7.47%), 11.37%,
7/7/2027(a)(d) 250,000 264,750
Series C, (3 Month Treasury
Bill Rate + 8.49%), 12.39%,
7/7/2027(a)(d) 250,000 260,950

24 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector
Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Mystic Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 8.93%), 12.83%,
1/8/2026(a)(d) 450,000 459,405
Series A, (3 Month Treasury
Bill Rate + 12.00%),
15.90%, 1/8/2027(a)(d) 250,000 266,075
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(d) 2,137,000 2,300,987
Palm RE Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 9.70%), 13.60%,
6/7/2027(a)(d) 250,000 266,600
Purple Re Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 9.13%), 13.03%,
6/7/2027(a)(d) 500,000 530,300
Residential Reinsurance 2004
Ltd. ,
Series 4, (3 Month Treasury
Bill Rate + 5.38%), 9.28%,
12/6/2028(a)(d) 250,000 258,975
Series 3, (3 Month Treasury
Bill Rate + 6.94%), 10.84%,
12/6/2028(a)(d) 250,000 260,625
Residential Reinsurance 2023
Ltd. ,
Series 5, (3 Month Treasury
Bill Rate + 5.97%), 9.87%,
12/6/2027(a)(d) 250,000 263,200
Series 3, (1 Month Treasury
Bill Rate + 8.70%), 12.63%,
12/6/2027(a)(d) 250,000 266,400
RGA Global Funding ,
5.00%, 8/25/2032(a)(f) 1,020,000 1,025,631
Sanders Re III Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.34%), 7.24%,
4/7/2026(a)(d) 450,000 454,050
Series A, (3 Month Treasury
Bill Rate + 7.72%), 11.62%,
6/5/2026(a)(d) 450,000 469,395
(3 Month Treasury Bill
Rate + 5.47%), 9.40%,
4/7/2027(a)(d) 450,000 465,525
Series A, (3 Month Treasury
Bill Rate + 5.56%), 9.46%,
4/7/2028(a)(d) 250,000 262,525
Solomon Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.52%), 9.42%,
6/8/2026(a)(d) 450,000 461,025
Sumitomo Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.65%),
5.87%, 9/10/2055(a)(d) 2,950,000 3,003,413
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Titania RE Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 13.13%),
17.03%, 2/27/2026(a)(d) 450,000 468,990
Torrey Pines Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.31%), 9.21%,
6/5/2026(a)(d) 450,000 457,110
Series A, (1 Month Treasury
Bill Rate + 6.04%), 9.94%,
6/7/2027(a)(d) 250,000 260,300
Ursa Re Ltd. ,
Series Aa, (3 Month
Treasury Bill Rate + 5.50%),
9.43%, 12/6/2025(a)(d) 450,000 452,520
Vitality Re XIII Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 2.00%), 5.92%,
1/6/2026(a)(d) 450,000 450,405
Series B, (3 Month Treasury
Bill Rate + 2.75%), 6.70%,
1/6/2026(a)(d) 250,000 250,425
Vitality Re XIV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 7.45%,
1/5/2027(a)(d) 500,000 512,150
38,245,431
IT Services 1.3%
Acuris Finance US, Inc. ,
9.00%, 8/1/2029(a)(f) 2,485,000 2,596,825
CoreWeave, Inc. ,
9.00%, 2/1/2031(a)(f) 1,500,000 1,537,319
4,134,144
Media 0.4%
CSC Holdings LLC ,
11.75%, 1/31/2029(a) 1,465,000 1,231,983
Metals & Mining 1.2%
Corp. Nacional del Cobre de
Chile ,
6.78%, 1/13/2055(a) 765,000 820,692
First Quantum Minerals Ltd. ,
7.25%, 2/15/2034(a) 450,000 465,279
Galileo Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 7.00%), 10.90%,
1/8/2026(a)(d) 250,000 253,500
Series A, (3 Month Treasury
Bill Rate + 7.00%), 10.90%,
1/7/2028(a)(d) 250,000 262,750
Novelis Corp. ,
6.38%, 8/15/2033(a)(f) 1,830,000 1,848,914
3,651,135
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Starwood Property Trust, Inc. ,
5.25%, 10/15/2028(a) 2,365,000 2,365,685
5.75%, 1/15/2031(a) 330,000 329,795
2,695,480

NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) - September 30, 2025 (Unaudited) - Statement of Invest-
ments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(d)(f) 1,330,000 1,297,747
Office REITs 0.9%
COPT Defense Properties LP ,
4.50%, 10/15/2030 50,000 49,670
2.90%, 12/1/2033 3,150,000 2,665,655
2,715,325
Oil, Gas & Consumable Fuels 9.1%
Aker BP ASA ,
6.00%, 6/13/2033(a) 2,005,000 2,103,819
APA Corp. ,
6.75%, 2/15/2055(f) 2,960,000 2,983,815
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.92%),
6.13%, 3/18/2035(d)(f)(g) 2,605,000 2,698,131
Delek Logistics Partners LP ,
8.63%, 3/15/2029(a)(f) 1,970,000 2,054,316
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.97%),
7.20%, 6/27/2054(d)(f) 185,000 196,179
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(d)(f) 185,000 195,728
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(d)(f) 990,000 1,132,278
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(g) 620,000 640,644
Hilcorp Energy I LP ,
6.88%, 5/15/2034(a) 1,930,000 1,855,597
7.25%, 2/15/2035(a)(f) 480,000 469,098
International Petroleum Corp. ,
Reg. S, 7.50%, 10/10/2030 3,190,000 3,190,000
Kosmos Energy Ltd. ,
7.75%, 5/1/2027(a) 1,700,000 1,653,250
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 801,832 686,584
MPLX LP ,
5.40%, 9/15/2035(f) 2,125,000 2,129,616
Saudi Arabian Oil Co. ,
6.38%, 6/2/2055(a)(f) 1,436,000 1,530,739
Summit Midstream Holdings
LLC ,
8.63%, 10/31/2029(a)(f) 1,500,000 1,507,383
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Venture Global Plaquemines
LNG LLC ,
6.50%, 1/15/2034(a)(f) 710,000 747,387
6.75%, 1/15/2036(a)(f) 1,305,000 1,386,141
Wildfire Intermediate Holdings
LLC ,
7.50%, 10/15/2029(a)(f) 1,385,000 1,399,370
28,560,075
Passenger Airlines 1.9%
ABRA Global Finance ,
6.00%, 10/22/2029(a)(e) 2,665,507 2,501,245
American Airlines, Inc. ,
5.75%, 4/20/2029(a)(f) 345,000 346,320
Avianca Midco 2 plc ,
9.63%, 2/14/2030(a) 1,464,000 1,456,241
Grupo Aeromexico SAB de
CV ,
8.25%, 11/15/2029(a) 575,000 574,224
8.63%, 11/15/2031(a) 1,235,000 1,233,332
6,111,362
Pharmaceuticals 1.3%
1261229 BC Ltd. ,
10.00%, 4/15/2032(a)(f) 775,000 794,415
Royalty Pharma plc ,
5.20%, 9/25/2035 1,241,000 1,239,946
Teva Pharmaceutical Finance
Netherlands II BV ,
4.38%, 5/9/2030 EUR 1,598,000 1,920,762
Tricida, Inc. ,
3.50%, 5/15/2027^∞ 2,520,000 0
3,955,123
Semiconductors & Semiconductor Equipment 0.5%
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a)(f) 1,350,000 1,442,926
Wireless Telecommunication Services 0.0%
†
WOM Mobile SA ,
11.00%, 4/1/2031(a)(d)(e) 186,969 168,778
Total Corporate Bonds
(cost $195,762,675)
202,314,923
Foreign Government Securities 3.7%
CHILE 0.3%
Republic of Chile ,
3.75%, 1/14/2032 EUR 680,000 815,498
COLOMBIA 0.4%
Republic of Colombia ,
8.50%, 4/25/2035(f) 1,235,000 1,366,528
IVORY COAST 0.7%
Republic of Cote d'Ivoire ,
4.88%, 1/30/2032(a) 2,092,000 2,339,703

26 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector
Bond Fund)
Foreign Government Securities
Principal
Amount ($) Value ($)
KUWAIT 0.7%
State of Kuwait ,
4.65%, 10/9/2035(a) 2,110,000 2,110,000
MEXICO 1.6%
United Mexican States ,
5.13%, 5/4/2037 EUR 3,550,000 4,269,464
6.88%, 5/13/2037(f) 820,000 884,370
5,153,834
Total Foreign Government Securities
(cost $10,698,828)
11,785,563
Loan Participations 3.1%
Diversified Consumer Services 0.5%
Champions Financing, Inc.,
First Lien Term Loan, (CME
Term SOFR 3 Month +
4.75%), 8.95%, 2/6/2029 (d) 1,584,000 1,481,040
0
Diversified Telecommunication Services
0.1%
Windstream Services LLC,
First Lien Term Loan, (CME
Term SOFR 1 Month +
4.00%), 8.11%, 10/6/2032
(d) 352,000 348,480
0
Electric Utilities 0.3%
Alpha Generation LLC, First
Lien Term Loan B, (CME
Term SOFR 1 Month +
2.00%), 6.16%, 9/30/2031
(d) 831,601 829,938
0
Health Care Equipment & Supplies 0.2%
Sotera Health Holdings LLC,
First Lien Term Loan, (CME
Term SOFR 1 Month +
2.50%), 6.66%, 5/30/2031
(d) 497,727 497,936
0
Insurance 1.1%
River Rock Entertainment,
First Lien Term Loan, (CME
Term SOFR 3 Month +
9.00%), 10.00%, 6/25/2031
(d) 3,705,000 3,612,375
0
Media 0.1%
DIRECTV Financing LLC, First
Lien Term Loan B, (CME
Term SOFR 3 Month +
5.25%), 9.82%, 8/2/2029 (d) 383,338 383,617
0
Pharmaceuticals 0.6%
1261229 BC Ltd., First Lien
Term Loan, (CME Term
SOFR 1 Month + 6.25%),
10.41%, 10/8/2030 (d) 2,044,875 2,012,280
0
Loan Participations
Principal
Amount ($) Value ($)
Professional Services 0.2%
Amentum Holdings, Inc., First
Lien Term Loan, (CME Term
SOFR 1 Month + 2.25%),
6.41%, 9/29/2031 (d) 504,000 503,400
0
Total Loan Participations
(cost $9,710,466) 9,669,066
Supranational 1.0%
African Development Bank,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.65%),
5.88%, 5/7/2035(d) 2,366,000 2,366,000
International Bank for
Reconstruction &
Development
(SOFR + 4.22%), 8.46%,
4/24/2028(a)(d) 250,000 257,050
(SOFR + 12.22%), 16.34%,
4/24/2028(a)(d) 250,000 262,950
(SOFR + 13.72%), 17.84%,
4/24/2028(a)(d) 250,000 271,825
Total Supranational
(cost $3,117,071)
3,157,825
Warrants 0.0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 * 35,000 18,829
Total Warrants
(cost $0)
18,829
Short-Term Investments 3.8%
Principal
Amount ($)
U.S. Treasury Obligations 3.8%
U.S. Treasury Bills
4.04%, 10/30/2025 6,000,000 5,980,405
4.00%, 11/18/2025 6,000,000 5,968,080
Total U.S. Treasury Obligations
(cost $11,948,770)
11,948,485
Total Short-Term Investments
(cost $11,948,770)
11,948,485

NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) - September 30, 2025 (Unaudited) - Statement of Invest-
ments - 27
Repurchase Agreements 16.1%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $35,004,074,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
10/31/2026 - 2/15/2055;
total market value
$35,700,004. (h) 35,000,000 35,000,000
Cantor Fitzgerald & Co.
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,669,395, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$1,702,583. (h) 1,669,199 1,669,199
CF Secured, LLC
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$5,000,583, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$5,100,595. (h) 5,000,000 5,000,000
Citi Global Market, Inc.
4.19%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$5,000,582, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.50%
- 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$5,100,001. (h) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
4.14%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$4,000,460, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$4,080,014. (h) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $50,669,199)
50,669,199
Total Investments
(cost $355,533,546) — 115.6%
364,286,716
Liabilities in excess of other
assets — (15.6)% (49,086,620)
NET ASSETS — 100.0%
$ 315,200,096

28 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector
Bond Fund)
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2025 was $218,128,145 which represents 69.20% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2025.
(e) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(f) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $64,668,631, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $50,669,199 and by
$16,499,689 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
2/15/2055, a total value of $67,168,888.
(g) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2025.
The maturity date reflects the next call date.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$50,669,199.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.36 USD 266,949 (8,915) (3,229) (12,144)
Markit CDX North
American High
Yield Index Series
45-V1 5.00 Quarterly 12/20/2030 3.02 USD 49,700,000 (7,660,675) (4,019) (7,664,694)
(7,669,590) (7,248) (7,676,838)

NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) - September 30, 2025 (Unaudited) - Statement of Invest-
ments - 29
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of September 30, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 16,945,552 EUR 14,385,000 Morgan Stanley Co., Inc. 10/22/2025 35,105
Total unrealized appreciation 35,105
USD 758,289 MXN 14,036,553 Goldman Sachs International 12/19/2025 (1,706)
Total unrealized depreciation (1,706)
Net unrealized appreciation 33,399
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar

30 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector
Bond Fund)
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 130 12/2025 USD 27,091,797 (24,173)
U.S. Treasury 10 Year Note 55 12/2025 USD 6,187,500 31,667
Total long contracts 7,494
Short Contracts
Euro-Bobl (11) 12/2025 EUR (1,521,463) (504)
Euro-Bund (27) 12/2025 EUR (4,075,585) (25,517)
U.S. Treasury 5 Year Note (465) 12/2025 USD (50,775,821) (39,867)
U.S. Treasury 10 Year Ultra Note (522) 12/2025 USD (60,070,781) (551,012)
U.S. Treasury Long Bond (33) 12/2025 USD (3,847,594) (77,164)
U.S. Treasury Ultra Bond (77) 12/2025 USD (9,244,813) (213,796)
Total short contracts (907,860)
Net contracts (900,366)
Currency:
EUR Euro
USD United States Dollar

NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) - September 30, 2025 (Unaudited) - Statement of Invest-
ments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

32 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector
Bond Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 27,283,726 $ – $ 27,283,726
Collateralized Mortgage Obligations – 27,763,177 – 27,763,177
Commercial Mortgage-Backed Securities – 18,647,731 – 18,647,731
Common Stocks – – 716,711 716,711
Convertible Bond – 311,481 – 311,481
Corporate Bonds
Aerospace & Defense – 4,780,755 – 4,780,755
Automobiles – 5,403,542 – 5,403,542
Banks – 21,922,460 – 21,922,460
Capital Markets – 12,099,663 – 12,099,663
Commercial Services & Supplies – 3,626,434 – 3,626,434
Consumer Finance – 11,831,785 – 11,831,785
Containers & Packaging – 1,428,998 – 1,428,998
Diversified Consumer Services – 598,770 – 598,770
Diversified REITs – 3,179,127 – 3,179,127
Diversified Telecommunication Services – 5,234,059 – 5,234,059
Electric Utilities – 1,895,994 – 1,895,994
Energy Equipment & Services – 3,786,579 – 3,786,579
Financial Services – 10,669,812 – 10,669,812
Food Products – 6,037,324 – 6,037,324
Gas Utilities – 1,874,357 – 1,874,357
Health Care Providers & Services – 1,571,813 – 1,571,813
Hotels, Restaurants & Leisure – 12,163,942 – 12,163,942
Insurance – 38,245,431 – 38,245,431
IT Services – 4,134,144 – 4,134,144
Media – 1,231,983 – 1,231,983
Metals & Mining – 3,651,135 – 3,651,135
Mortgage Real Estate Investment Trusts
(REITs) – 2,695,480 – 2,695,480
Multi-Utilities – 1,297,747 – 1,297,747
Office REITs – 2,715,325 – 2,715,325
Oil, Gas & Consumable Fuels – 28,560,075 – 28,560,075
Passenger Airlines – 6,111,362 – 6,111,362
Pharmaceuticals – 3,955,123 – 3,955,123
Semiconductors & Semiconductor
Equipment – 1,442,926 – 1,442,926
Wireless Telecommunication Services – 168,778 – 168,778
Total Corporate Bonds $ – $ 202,314,923 $ – $ 202,314,923
Foreign Government Securities – 11,785,563 – 11,785,563
Forward Foreign Currency Contracts – 35,105 – 35,105
Futures Contracts 31,667 – – 31,667
Loan Participations – 9,669,066 – 9,669,066
Repurchase Agreements – 50,669,199 – 50,669,199
Short-Term Investments – 11,948,485 – 11,948,485
Supranational – 3,157,825 – 3,157,825
Warrants 18,829 – – 18,829
Total Assets $ 50,496 $ 363,586,281 $ 716,711 $ 364,353,488
Liabilities:
Credit Default Swaps† $ – $ (7,248) $ – $ (7,248)
Forward Foreign Currency Contracts – (1,706) – (1,706)
Futures Contracts (932,033) – – (932,033)
Total Liabilities $ (932,033) $ (8,954) $ – $ (940,987)
Total $ (881,537) $ 363,577,327 $ 716,711 $ 363,412,501
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of September 30, 2025, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) - September 30, 2025 (Unaudited) - Statement of Invest-
ments - 33
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Common
Stocks Total
Balance as of 12/31/2024 $ 839,154 $ 839,154
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
21,468 21,468
Sales — —
Change in Unrealized Appreciation/Depreciation (143,911) (143,911)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 9/30/2025 $ 716,711 $ 716,711
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2025 $ (143,911) $ (143,911)

34 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector
Bond Fund)
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2025 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund) - September 30, 2025 (Unaudited) - Statement of Invest-
ments - 35
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 35,105
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 31,667
Total $ 66,772
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (7,248)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (1,706)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (932,033)
Total $ (940,987)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 5.3%
Principal
Amount ($) Value ($)
Automobiles 0.3%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 861,299 873,538
Equipment Loans & Leases 0.5%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 857,421 867,990
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 332,458 334,655
1,202,645
Home Equity 0.3%
BRAVO Residential Funding
Trust, Series 2024-
CES1, Class A1A, 6.38%,
4/25/2054(a)(b) 691,301 701,318
Other 4.2%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 550,356 551,498
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 598,409 599,699
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 2,000,000 1,990,206
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(c) 1,265,257 1,274,376
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 555,414 478,280
HTS Fund II LLC, Series
2025-1, Class A, 5.35%,
6/23/2045(a) 1,400,000 1,406,722
Progress Residential Trust,
Series 2022-SFR2, Class D,
3.95%, 4/17/2027(a) 1,900,000 1,866,411
Reach ABS Trust
Series 2024-1A, Class A,
6.30%, 2/18/2031(a) 41,379 41,439
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 282,463 283,249
Series 2025-2A, Class A,
4.93%, 8/18/2032(a) 412,053 413,688
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,304,357
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 325,000 323,751
11,533,676
Total Asset-Backed Securities
(cost $14,213,700)
14,311,177
Collateralized Mortgage Obligations 6.6%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(c) 113,452 110,781
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(b) 721,178 718,650
Cross Mortgage Trust, Series
2024-H1, Class A1, 6.09%,
12/25/2068(a)(b) 841,267 849,280
FNMA REMICS
Series 2015-92, Class PA,
2.50%, 12/25/2041 1,714,150 1,605,821
Series 2013-59, Class MX,
2.50%, 9/25/2042 6,087,586 5,828,308
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,359,712 1,277,571
GCAT Trust
Series 2024-NQM1, Class
A1, 6.01%, 1/25/2059(a)(b) 919,128 927,480
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(c) 1,033,073 973,531
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(c) 455,444 441,101
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(c) 1,430,842 1,399,744
OBX Trust
Series 2023-NQM1, Class
A1, 6.12%, 11/25/2062(a)(c) 978,168 976,984
Series 2024-NQM1, Class
A1, 5.93%, 11/25/2063(a)(b) 653,722 659,041
Series 2024-NQM2, Class
A1, 5.88%, 12/25/2063(a)(b) 1,005,043 1,013,233
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(c) 1,226,599 1,221,146
Total Collateralized Mortgage Obligations
(cost $18,550,508)
18,002,671
Commercial Mortgage-Backed Securities 3.6%
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-154, Class A2,
4.35%, 1/25/2033(c) 2,800,000 2,805,903
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 7,138,957
Total Commercial Mortgage-Backed
Securities
(cost $9,740,966) 9,944,860
Mortgage-Backed Securities 57.8%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,437,710 1,383,922

NVIT Government Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08881
3.50%, 6/1/2049 948,271 877,990
FHLMC Non Gold Pool Pool#
847558 ,
7.05%, 6/1/2035 (c) 215,825
223,780
FHLMC Pool Gold Pool Pool#
WN5200 ,
4.25%, 1/1/2030 3,902,000
3,908,023
FHLMC UMBS Pool
Pool# SD8025
3.50%, 11/1/2049 2,170,508 2,006,254
Pool# SD8030
3.00%, 12/1/2049 1,180,264 1,049,426
Pool# SD8050
3.00%, 3/1/2050 1,748,101 1,553,928
Pool# SD8080
2.00%, 6/1/2050 2,108,679 1,718,626
Pool# SD8171
1.50%, 10/1/2051 2,691,919 2,068,328
Pool# SD8182
2.00%, 12/1/2051 3,581,331 2,902,583
Pool# RA6433
2.50%, 12/1/2051 2,633,187 2,219,609
Pool# SD8199
2.00%, 3/1/2052 4,488,192 3,634,271
Pool# QE0958
2.00%, 3/1/2052 3,397,818 2,755,014
Pool# SD8200
2.50%, 3/1/2052 3,544,651 2,997,544
Pool# QE0799
2.50%, 4/1/2052 2,405,655 2,029,237
Pool# SD8213
3.00%, 5/1/2052 4,066,706 3,580,100
Pool# SD8214
3.50%, 5/1/2052 3,090,133 2,828,274
Pool# SD1413
3.50%, 7/1/2052 3,435,832 3,143,259
Pool# SD2253
3.50%, 12/1/2052 5,964,276 5,455,572
Pool# SD8288
5.00%, 1/1/2053 2,576,441 2,567,451
Pool# SD8302
6.50%, 2/1/2053 866,549 898,131
Pool# SD6605
5.50%, 9/1/2053 4,375,995 4,439,714
Pool# SD8378
7.00%, 11/1/2053 575,264 602,457
FNMA Pool
Pool# BZ2178
4.41%, 10/1/2029 2,899,000 2,926,809
Pool# 745684
6.52%, 4/1/2034(c) 559,041 574,159
Pool# 790760
6.79%, 9/1/2034(c) 237,566 242,543
Pool# 799144
6.04%, 4/1/2035(c) 55,989 56,336
Pool# 822705
6.75%, 4/1/2035(c) 120,733 123,860
Pool# 815217
6.46%, 5/1/2035(c) 393,206 400,609
Pool# 821377
6.51%, 5/1/2035(c) 34,181 34,793
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 783609
6.79%, 5/1/2035(c) 300,912 308,823
Pool# 826181
6.33%, 7/1/2035(c) 492,669 504,472
Pool# 873932
6.31%, 8/1/2036 5,106,039 5,089,661
Pool# 745866
6.23%, 9/1/2036(c) 550,194 570,252
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 7,353,843 6,645,209
Pool# CA1564
4.50%, 4/1/2048 978,683 965,837
Pool# BM5267
4.50%, 12/1/2048 2,344,392 2,315,288
Pool# MA3746
4.00%, 8/1/2049 924,646 885,831
Pool# BP5843
2.50%, 5/1/2050 4,615,183 3,909,129
Pool# MA4096
2.50%, 8/1/2050 3,086,604 2,628,389
Pool# MA4119
2.00%, 9/1/2050 3,831,559 3,118,082
Pool# MA4183
2.50%, 11/1/2050 2,583,735 2,191,433
Pool# CB0456
2.50%, 5/1/2051 3,100,701 2,617,537
Pool# FS3885
3.00%, 11/1/2051 2,512,128 2,208,157
Pool# MA4492
2.00%, 12/1/2051 4,384,010 3,553,981
Pool# FS1648
2.50%, 1/1/2052 2,767,144 2,338,886
Pool# FS1476
3.00%, 3/1/2052 1,601,793 1,410,718
Pool# MA4577
2.00%, 4/1/2052 11,693,367 9,466,141
Pool# FS1749
2.50%, 4/1/2052 3,743,634 3,169,461
Pool# MA4698
3.00%, 8/1/2052 1,690,679 1,487,775
Pool# FS3157
4.50%, 11/1/2052 2,568,645 2,520,006
Pool# MA4805
4.50%, 11/1/2052 2,469,219 2,405,642
Pool# MA4980
6.00%, 4/1/2053 1,060,556 1,089,442
Pool# FS7087
5.50%, 8/1/2053 3,308,531 3,356,141
Pool# FA0253
5.00%, 9/1/2053 2,735,703 2,719,246
Pool# MA5189
5.00%, 11/1/2053 1,528,557 1,520,229
Pool# MA5192
6.50%, 11/1/2053 1,116,288 1,153,951
Pool# FS7990
4.00%, 2/1/2054 4,513,164 4,260,380
Pool# FS8795
6.00%, 8/1/2054 5,540,771 5,665,066
GNMA I Pool
Pool# 740930
3.50%, 11/15/2025 3,597 3,589

38 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Government Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 682497
3.50%, 11/15/2025 1,609 1,606
Pool# 755650
3.50%, 12/15/2025 5,857 5,842
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 1,575,323 1,591,255
Pool# MA8571
6.00%, 1/20/2053 1,137,392 1,158,715
Pool# MA8647
5.00%, 2/20/2053 1,565,695 1,565,451
Pool# MA8726
5.50%, 3/20/2053 3,609,018 3,655,928
Pool# MA8727
6.00%, 3/20/2053 1,118,372 1,145,805
Pool# MA8801
5.50%, 4/20/2053 2,221,757 2,251,954
Pool# MA9018
6.00%, 7/20/2053 960,429 982,638
Pool# MA9490
6.50%, 2/20/2054 1,159,706 1,193,778
Pool# MA9543
6.50%, 3/20/2054 1,395,952 1,436,583
Pool# MA9852
6.00%, 8/20/2054 1,277,212 1,301,960
Pool# 787508
6.50%, 5/20/2064 2,157,400 2,212,275
Total Mortgage-Backed Securities
(cost $166,009,663)
157,785,146
U.S. Government Agency Securities 7.9%
FFCB, 3.19%, 3/9/2033 2,475,000 2,314,228
Tennessee Valley Authority
4.38%, 8/1/2034 5,750,000 5,810,613
4.88%, 5/15/2035 13,000,000 13,469,067
Total U.S. Government Agency Securities
(cost $21,082,474)
21,593,908
U.S. Treasury Obligations 12.9%
U.S. Treasury Bonds
2.50%, 2/15/2046 5,150,000 3,635,377
2.25%, 8/15/2046 5,000,000 3,335,938
1.25%, 5/15/2050 (d) 6,000,000 2,943,047
4.75%, 11/15/2053 2,000,000 2,003,437
4.25%, 2/15/2054 1,250,000 1,153,809
4.63%, 2/15/2055 (d) 2,000,000 1,965,937
U.S. Treasury Notes
4.25%, 1/15/2028 14,000,000 14,190,859
3.88%, 6/30/2030 3,000,000 3,018,399
3.63%, 9/30/2030 2,000,000 1,989,844
4.00%, 6/30/2032 1,000,000 1,005,156
Total U.S. Treasury Obligations
(cost $37,501,572)
35,241,803
Short-Term Investment 4.7%
Principal
Amount ($) Value ($)
U.S. Government Agency Security 4.7%
Resolution Funding Corp.,
2.46%, 1/15/2030(e) 15,000,000 12,686,038
Total Short-Term Investment
(cost $13,557,814)
12,686,038
Repurchase Agreements 0.4%
Cantor Fitzgerald & Co.
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$412,448, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$420,648. (f) 412,400 412,400
Cantor Fitzgerald & Co.
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$100,012, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$102,000. (f) 100,000 100,000
Citi Global Market, Inc.
4.19%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$500,058, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.50%
- 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$510,000. (f) 500,000 500,000
Total Repurchase Agreements
(cost $1,012,400)
1,012,400
Total Investments
(cost $281,669,097) — 99.2%
270,578,003
Other assets in excess of
liabilities — 0.8% 2,201,331
NET ASSETS — 100.0%
$ 272,779,334

NVIT Government Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 39
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2025 was $23,602,148 which represents 8.65% of net
assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2025.
(d) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $1,424,426, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,012,400 and by $456,915
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% - 4.50%, and
maturity dates ranging from 1/15/2026 - 2/15/2054, a total
value of $1,469,315.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$1,012,400.
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 98 12/2025 USD 20,423,047 582
U.S. Treasury 5 Year Note 124 12/2025 USD 13,540,219 4,610
Total long contracts 5,192
Short Contracts
U.S. Treasury 10 Year Ultra Note (28) 12/2025 USD (3,222,188) (31,773)
Total short contracts (31,773)
Net contracts (26,581)
Currency:
USD United States Dollar

40 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Government Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Government Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 41
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 14,311,177 $ – $ 14,311,177
Collateralized Mortgage Obligations – 18,002,671 – 18,002,671
Commercial Mortgage-Backed Securities – 9,944,860 – 9,944,860
Futures Contracts 5,192 – – 5,192
Mortgage-Backed Securities – 157,785,146 – 157,785,146
Repurchase Agreements – 1,012,400 – 1,012,400
Short-Term Investment – 12,686,038 – 12,686,038
U.S. Government Agency Securities – 21,593,908 – 21,593,908
U.S. Treasury Obligations – 35,241,803 – 35,241,803
Total Assets $ 5,192 $ 270,578,003 $ – $ 270,583,195
Liabilities:
Futures Contracts $ (31,773) $ – $ – $ (31,773)
Total Liabilities $ (31,773) $ – $ – $ (31,773)
Total $ (26,581) $ 270,578,003 $ – $ 270,551,422

42 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Government Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 5,192
Total $ 5,192
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (31,773)
Total $ (31,773)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 43
.
Asset-Backed Securities 11 .9%
Principal
Amount ($) Value ($)
Airlines 0 .4%
AASET, Series 2025-
1A, Class A, 5.94%,
2/16/2050(a) 1,810,305 1,849,488
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 2,886,990 2,761,057
PK Alift Loan Funding 7 LP,
Series 2025-2, Class A,
4.75%, 3/15/2043(a) 1,195,000 1,195,161
United Airlines Pass-Through
Trust
Series 2020-1, Class B,
4.88%, 1/15/2026 15,441 15,442
Series 2020-1, Class A,
5.88%, 10/15/2027 3,798,404 3,904,315
Series 2024-1, Class AA,
5.45%, 2/15/2037 2,655,184 2,731,177
Series 2024-1, Class A,
5.88%, 2/15/2037 2,896,564 2,954,784
15,411,424
Automobiles 5 .6%
American Credit Acceptance
Receivables Trust, Series
2025-2, Class C, 5.11%,
3/12/2031(a) 3,095,000 3,120,580
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,472,403 1,473,385
AutoNation Finance Trust,
Series 2025-1A, Class A3,
4.62%, 11/13/2029(a) 2,180,000 2,200,932
Avis Budget Rental Car
Funding AESOP LLC
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 8,370,000 8,656,576
Series 2025-2A, Class A,
5.12%, 8/20/2031(a) 2,945,000 3,026,221
BMW Vehicle Lease Trust,
Series 2025-1, Class A3,
4.43%, 6/26/2028 1,655,000 1,667,647
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 1,515,000 1,524,683
Bridgecrest Lending Auto
Securitization Trust
Series 2025-2, Class A3,
4.78%, 12/15/2028 6,445,000 6,471,762
Series 2025-3, Class A3,
4.66%, 1/15/2029 3,665,000 3,676,613
CarMax Auto Owner Trust,
Series 2025-2, Class A3,
4.48%, 3/15/2030 2,875,000 2,905,196
CarMax Select Receivables
Trust
Series 2024-A, Class A3,
5.40%, 11/15/2028 1,000,000 1,012,027
Series 2025-A, Class A3,
4.77%, 9/17/2029 4,565,000 4,607,583
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Carvana Auto Receivables
Trust
Series 2025-P3, Class A3,
4.04%, 11/11/2030 3,558,000 3,550,585
Series 2025-P2, Class A4,
4.75%, 6/10/2031 6,015,000 6,115,178
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 644,252 653,407
Credit Acceptance Auto
Loan Trust, Series 2025-
1A, Class A, 5.02%,
3/15/2035(a) 11,265,000 11,407,349
Enterprise Fleet Financing
LLC
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 1,075,000 1,092,072
Series 2025-3, Class A3,
4.46%, 9/20/2029(a) 5,110,000 5,161,528
Exeter Automobile
Receivables Trust
Series 2024-3A, Class A3,
5.65%, 12/15/2027 266,551 266,917
Series 2025-2A, Class A3,
4.74%, 1/16/2029 7,590,000 7,628,765
Series 2025-1A, Class C,
5.09%, 5/15/2031 8,147,000 8,239,079
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A3, 4.69%,
4/15/2030 1,250,000 1,262,207
Ford Credit Auto Lease Trust
Series 2024-B, Class A3,
4.99%, 12/15/2027 1,070,000 1,078,273
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,355,000 1,368,486
Ford Credit Auto Owner Trust,
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(b) 2,482,000 2,541,586
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 1,000,000 1,003,430
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 1,840,000 1,860,936
GLS Auto Select Receivables
Trust
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 1,254,162 1,261,488
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 2,165,000 2,179,286
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 2,400,000 2,416,430
Series 2025-1, Class A3,
4.66%, 2/21/2028 1,825,000 1,841,368
Series 2025-3, Class A3,
4.17%, 8/21/2028 4,355,000 4,371,326

44 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 2,585,163 2,593,761
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 517,078 522,098
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 2,110,000 2,130,058
LAD Auto Receivables Trust
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 2,930,000 2,956,558
Series 2025-2A, Class A3,
4.25%, 1/15/2030(a) 7,985,000 8,003,208
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 935,000 947,860
Octane Receivables Trust,
Series 2024-3A, Class A2,
4.94%, 5/20/2030(a) 647,901 651,388
Santander Drive Auto
Receivables Trust
Series 2025-3, Class A2,
4.63%, 10/16/2028 4,830,000 4,845,009
Series 2024-5, Class A3,
4.62%, 11/15/2028 1,500,000 1,503,167
Series 2025-1, Class A3,
4.74%, 1/16/2029 3,910,000 3,927,118
Series 2024-3, Class A3,
5.63%, 1/16/2029 3,096,268 3,112,049
Series 2025-2, Class A3,
4.67%, 8/15/2029 10,805,000 10,890,045
Series 2025-1, Class C,
5.04%, 3/17/2031 3,081,000 3,128,121
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 2,200,000 2,214,921
SFS Auto Receivables
Securitization Trust
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 910,000 920,508
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 5,965,000 6,012,058
Stellantis Financial
Underwritten Enhanced
Lease Trust, Series 2025-
BA, Class A3, 4.27%,
1/22/2029(a) 5,340,000 5,366,198
Toyota Lease Owner Trust,
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 3,830,000 3,833,230
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 870,000 878,632
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 1,058,091 1,061,660
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 3,000,000 3,015,807
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 2,675,000 2,693,455
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 1,690,000 1,701,929
Series 2025-1A, Class C,
5.14%, 10/15/2030(a) 1,769,000 1,790,795
Wheels Fleet Lease Funding 1
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 3,499,166 3,535,056
World Omni Auto Receivables
Trust
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,424,000 2,437,020
Series 2025-C, Class A3,
4.08%, 11/15/2030 6,335,000 6,354,295
World Omni Select Auto Trust
Series 2024-A, Class A2A,
5.37%, 2/15/2028 262,645 263,097
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,250,000 1,257,794
194,189,796
Credit Card 0 .6%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 2,912,000 2,926,514
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 4,000,000 4,009,847
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 8,500,000 8,602,457
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 4,000,000 4,004,367
19,543,185
Equipment Loans & Leases 0 .3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 118,180 118,469
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 385,690 388,503
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 394,583 396,642
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 1,250,000 1,276,437
MetroNet Infrastructure Issuer
LLC, Series 2025-2A, Class
A2, 5.40%, 8/20/2055(a) 2,595,000 2,633,960
OWN Equipment Fund II LLC,
Series 2025-1M, Class A,
5.48%, 9/26/2033(a) 2,462,025 2,483,939

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 45
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
SCF Equipment Trust LLC,
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 1,980,000 2,026,466
9,324,416
Other 4 .8%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.86%,
7/20/2037(a)(c) 8,500,000 8,522,576
Affirm Master Trust, Series
2025-2A, Class A, 4.67%,
7/15/2033(a) 6,660,000 6,698,362
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
5.63%, 4/21/2035(a)(c) 8,660,000 8,663,715
Applebee's Funding LLC,
Series 2025-1A, Class A2,
6.72%, 6/7/2055(a) 12,135,000 12,275,304
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.75%, 7/18/2037(a)(c) 14,900,000 14,964,994
BHG Securitization Trust,
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 2,974,570 2,994,098
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class
DRR, 7.27%, 1/17/2038(a)
(c) 3,269,319 3,286,172
Cerberus Loan Funding
XXXIX LP, Series 2022-
3A, Class AR, 5.72%,
1/15/2033(a)(c) 1,906,859 1,909,249
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 6.10%,
4/15/2034(a)(c) 5,600,000 5,600,381
Compass Datacenters Issuer
III LLC, Series 2025-
1A, Class A2, 5.66%,
2/25/2050(a) 1,300,000 1,327,632
CVS Pass-Through Trust
6.04%, 12/10/2028 2,133,133 2,177,463
6.94%, 1/10/2030 4,729,152 4,941,419
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 2,170,000 2,217,009
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,029,025 3,921,668
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 2,090,000 2,122,579
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 825,251 834,948
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 220,303 219,075
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 404,346 413,130
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.83%, 4/20/2037(a)(c) 8,500,000 8,534,944
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.66%, 8/15/2037(a)(c) 8,750,000 8,760,238
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
5.62%, 4/14/2035(a)(c) 12,721,428 12,721,428
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,062,579
OneMain Financial Issuance
Trust, Series 2019-
2A, Class A, 3.14%,
10/14/2036(a) 3,625,000 3,556,021
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 773,748 777,731
Regional Management
Issuance Trust
Series 2024-2, Class A,
5.11%, 12/15/2033(a) 1,865,000 1,881,061
Series 2024-1, Class A,
5.83%, 7/15/2036(a) 929,000 949,972
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,766,989
SoFi Consumer Loan Program
Trust, Series 2025-2, Class
A, 4.82%, 6/25/2034(a) 1,802,279 1,811,689
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 2,168,554 2,039,784
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 2,441,167 2,289,322
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 3,555,325 3,566,338
Trestles CLO IV Ltd., Series
2021-4A, Class A, 5.76%,
7/21/2034(a)(c) 1,450,000 1,450,492
Tricon American Homes Trust,
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,497,035 7,437,137
Wellington Management CLO
3 Ltd.
Series 2024-3A, Class A1,
5.69%, 7/18/2037(a)(c) 1,350,000 1,352,426
Series 2024-3A, Class B,
5.98%, 7/18/2037(a)(c) 500,000 501,367
Wise CLO Ltd., Series
2024-2A, Class A, 5.78%,
7/15/2037(a)(c) 8,500,000 8,527,200

46 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Zayo Issuer LLC, Series
2025-2A, Class A2, 5.95%,
6/20/2055(a) 7,765,000 7,986,911
166,063,403
Student Loan 0 .2%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 3,726,005 3,358,491
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 3,808,521 3,442,151
6,800,642
Total Asset-Backed Securities
(cost $411,453,477)
411,332,866
Collateralized Mortgage Obligations 0 .2%
FNMA REMICS, Series
2007-6, Class PA, 5.50%,
2/25/2037 23,234 24,172
GNMA REMICS, Series
2023-19, Class WB, 5.65%,
11/20/2051(c) 1,799,530 1,861,177
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(b) 4,393,000 4,437,835
Verus Securitization Trust,
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(c) 2,260,416 1,988,186
Total Collateralized Mortgage Obligations
(cost $8,507,462)
8,311,370
Commercial Mortgage-Backed Securities 1 .7%
ALA Trust, Series 2025-
OANA, Class A, 5.89%,
6/15/2040(a)(c) 1,845,000 1,854,225
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(c) 1,400,000 1,382,943
BANK5, Series 2024-
5YR11, Class A3, 5.89%,
11/15/2057 14,000,000 14,724,853
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 2,600,000 2,746,099
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(c) 2,405,000 2,542,684
BMO Mortgage Trust, Series
2024-5C6, Class A3, 5.32%,
9/15/2057 10,888,000 11,215,711
BX Trust
Series 2024-VLT4, Class A,
5.64%, 6/15/2041(a)(c) 275,000 275,172
Series 2025-VLT7, Class A,
5.85%, 7/15/2044(a)(c) 11,975,000 12,004,937
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,473,396
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 2,010,000 1,836,637
Extended Stay America Trust,
Series 2025-ESH, Class A,
0.00%, 10/15/2042(a)(c) 1,240,000 1,242,325
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.67%, 3/5/2033(a)
(c) 125,000 105,625
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.75%,
1/15/2042(a)(c) 1,960,000 1,956,325
NY Commercial Mortgage
Trust, Series 2025-
299P, Class A, 5.85%,
2/10/2047(a)(c) 739,000 775,858
Total Commercial Mortgage-Backed
Securities
(cost $56,923,979) 57,136,790
Corporate Bonds 40 .1%
Aerospace & Defense 0 .4%
Boeing Co. (The) ,
2.20%, 2/4/2026(d) 4,607,000 4,572,108
3.25%, 2/1/2035(d) 3,500,000 3,037,460
3.55%, 3/1/2038 1,060,000 876,099
GE Capital Funding LLC ,
4.55%, 5/15/2032 1,207,000 1,219,973
Rolls-Royce plc ,
5.75%, 10/15/2027(a)(d) 3,620,000 3,718,635
13,424,275
Automobiles 0 .9%
General Motors Co. ,
5.63%, 4/15/2030(d) 4,395,000 4,556,401
Honda Motor Co. Ltd. ,
4.69%, 7/8/2030(d) 6,405,000 6,461,486
Hyundai Capital America ,
1.80%, 1/10/2028(a) 672,000 635,433
4.25%, 9/18/2028(a) 2,150,000 2,145,071
5.15%, 3/27/2030(a)(d) 4,920,000 5,020,491
Stellantis Finance US, Inc. ,
6.45%, 3/18/2035(a)(d) 4,010,000 4,110,520
Volkswagen Group of America
Finance LLC ,
4.85%, 9/11/2030(a) 7,010,000 7,039,248
29,968,650
Banks 8 .1%
Bank of America Corp. ,
4.45%, 3/3/2026(d) 4,155,000 4,157,755

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d)(e) 2,340,000 2,322,735
(SOFR + 2.15%), 2.59%,
4/29/2031(d)(e) 4,605,000 4,267,392
(SOFR + 1.21%), 2.57%,
10/20/2032(e) 1,150,000 1,030,701
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d)(e) 1,855,000 1,891,117
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(d)(e) 12,155,000 12,064,759
Barclays plc ,
(SOFR + 2.21%), 5.83%,
5/9/2027(e) 8,000,000 8,070,675
BNP Paribas SA ,
4.38%, 5/12/2026(a)(d) 8,500,000 8,483,963
CaixaBank SA ,
(SOFR + 1.36%), 4.88%,
7/3/2031(a)(e) 4,995,000 5,046,260
Canadian Imperial Bank of
Commerce ,
(SOFR + 1.03%), 4.86%,
3/30/2029(d)(e) 8,935,000 9,073,578
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d)(e) 12,360,000 12,445,481
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d)(e) 1,336,000 1,392,490
(SOFR + 1.26%), 5.25%,
3/5/2031(e) 1,905,000 1,952,381
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028 4,660,000 4,715,114
4.15%, 10/1/2030 2,680,000 2,679,130
3.78%, 3/14/2032(a)(d) 1,250,000 1,183,058
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.99%, 5/27/2031(a)(d)(e) 4,190,000 4,278,491
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(d)(e) 4,250,000 4,331,532
(SOFR + 1.36%), 4.82%,
9/25/2033(a)(d)(e) 11,925,000 11,851,707
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.02%, 3/4/2031(a)(d)(e) 3,335,000 3,398,021
Federation des Caisses
Desjardins du Quebec ,
4.57%, 8/26/2030(a) 4,360,000 4,384,119
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d)(e) 1,390,000 1,404,033
HSBC Holdings plc ,
(SOFR + 1.57%), 5.24%,
5/13/2031(d)(e) 6,520,000 6,709,411
HSBC USA, Inc. ,
4.65%, 6/3/2028(d) 3,115,000 3,159,050
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(d)(e) 2,627,000 2,707,564
Huntington National Bank
(The) ,
5.65%, 1/10/2030 2,000,000 2,092,154
ING Groep NV ,
(SOFR + 1.01%), 4.86%,
3/25/2029(d)(e) 1,770,000 1,793,463
JPMorgan Chase & Co. ,
(SOFR + 1.64%), 5.58%,
7/23/2036(d)(e) 6,055,000 6,277,109
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
4.45%, 9/23/2031(a)(e) 9,450,000 9,399,956
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
4.82%, 6/13/2029(d)(e) 5,645,000 5,723,799
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(d)(e) 3,540,000 3,625,337
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.93%),
5.19%, 9/12/2036(d)(e) 2,405,000 2,443,748
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(d)(e) 8,545,000 8,645,586
Morgan Stanley Private Bank
NA ,
(SOFR + 1.08%), 4.73%,
7/18/2031(e) 6,770,000 6,871,098
NatWest Markets plc ,
4.79%, 3/21/2028(a)(d) 6,360,000 6,471,479
Norinchukin Bank (The) ,
4.67%, 9/9/2030(a)(d) 3,380,000 3,397,652
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(d)(e) 2,671,000 2,736,299
Royal Bank of Canada ,
(SOFR + 0.89%), 4.50%,
8/6/2029(d)(e) 13,930,000 14,038,354

48 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
(SOFR + 1.03%), 5.15%,
2/4/2031(d)(e) 1,275,000 1,313,554
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d)(e) 1,280,000 1,335,490
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(e) 3,200,000 3,170,168
Skandinaviska Enskilda
Banken AB ,
4.50%, 9/3/2030(a) 7,725,000 7,742,402
Societe Generale SA ,
(SOFR + 1.65%), 5.51%,
5/22/2031(a)(d)(e) 7,330,000 7,540,063
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.35%),
5.24%, 5/13/2031(a)(d)(e) 895,000 920,046
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.40%, 8/12/2036(a)(e) 5,245,000 5,322,043
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.19%), 4.66%,
7/8/2031(d)(e) 4,055,000 4,099,979
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a) 6,340,000 6,406,907
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028(d) 13,595,000 13,772,112
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(d)(e) 7,125,000 7,155,400
Wells Fargo & Co. ,
3.00%, 4/22/2026(d) 5,000,000 4,970,920
(SOFR + 1.51%), 3.53%,
3/24/2028(e) 3,183,000 3,154,593
(SOFR + 1.07%), 5.71%,
4/22/2028(d)(e) 3,500,000 3,581,322
(SOFR + 1.50%), 3.35%,
3/2/2033(d)(e) 3,000,000 2,792,625
(SOFR + 2.02%), 5.39%,
4/24/2034(e) 5,665,000 5,886,279
(SOFR + 1.74%), 5.60%,
4/23/2036(e) 3,900,000 4,092,859
279,773,313
Beverages 0 .2%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 3,485,000 3,599,670
PepsiCo, Inc. ,
5.00%, 7/23/2035 3,945,000 4,018,566
7,618,236
Biotechnology 0 .4%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,668,501
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Amgen, Inc.,
5.25%, 3/2/2030 1,019,000 1,056,314
Biogen, Inc. ,
6.45%, 5/15/2055(d) 5,090,000 5,457,771
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,899,364
15,081,950
Broadline Retail 0 .0%
†
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 1,120,000 1,118,932
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 1,023,780
2.72%, 2/15/2030(d) 3,515,000 3,294,206
4,317,986
Capital Markets 4 .1%
Antares Holdings LP ,
6.35%, 10/23/2029(a) 1,885,000 1,927,570
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(a)(d) 2,730,000 2,777,904
6.55%, 3/15/2032(a) 635,000 666,360
Ares Capital Corp. ,
5.80%, 3/8/2032(d) 1,850,000 1,884,447
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 1,125,000 1,130,755
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 7,720,000 7,846,808
Bank of New York Mellon
Corp. (The) ,
(SOFR + 0.89%), 4.94%,
2/11/2031(d)(e) 3,075,000 3,158,443
Barings BDC, Inc. ,
5.20%, 9/15/2028(d) 4,635,000 4,602,153
BGC Group, Inc. ,
6.15%, 4/2/2030(a)(d) 1,835,000 1,880,016
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 2,575,000 2,684,596
Carlyle Group, Inc. (The) ,
5.05%, 9/19/2035(d) 2,735,000 2,725,436
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 2,870,000 2,853,264
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a) 1,610,000 1,652,437
Deutsche Bank AG ,
(SOFR + 1.72%), 5.30%,
5/9/2031(d)(e) 7,520,000 7,703,213
(SOFR + 1.30%), 4.95%,
8/4/2031(d)(e) 3,780,000 3,815,747
FS KKR Capital Corp. ,
6.13%, 1/15/2031(d) 1,855,000 1,837,848
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.82%), 1.54%,
9/10/2027(e) 750,000 731,490

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.25%), 2.38%,
7/21/2032(e) 3,947,000 3,522,692
Golub Capital BDC, Inc. ,
7.05%, 12/5/2028(d) 6,775,000 7,161,587
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a)(d) 1,125,000 1,130,874
Hercules Capital, Inc. ,
6.00%, 6/16/2030 2,285,000 2,330,590
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 4,590,000 4,631,737
5.45%, 11/15/2030(a)(d) 2,960,000 2,958,009
KKR & Co., Inc. ,
5.10%, 8/7/2035 8,570,000 8,585,494
LPL Holdings, Inc. ,
5.15%, 6/15/2030(d) 3,370,000 3,430,007
Main Street Capital Corp. ,
5.40%, 8/15/2028 5,085,000 5,105,564
Marex Group plc ,
5.83%, 5/8/2028(d) 6,085,000 6,173,322
Morgan Stanley ,
3.63%, 1/20/2027 4,000,000 3,985,881
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(d)(e) 2,825,000 2,800,513
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 2,750,000 2,838,412
(SOFR + 1.02%), 1.93%,
4/28/2032(e) 4,630,000 4,040,729
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 2,400,000 2,434,861
Morgan Stanley Direct
Lending Fund ,
6.00%, 5/19/2030 2,440,000 2,501,387
MSD Investment Corp. ,
6.25%, 5/31/2030(a)(d) 1,615,000 1,635,599
Nasdaq, Inc. ,
5.35%, 6/28/2028(d) 1,231,000 1,269,276
New Mountain Finance Corp. ,
6.88%, 2/1/2029(d) 1,835,000 1,885,126
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a)(d) 1,885,000 1,875,261
Nuveen LLC ,
5.55%, 1/15/2030(a)(d) 1,000,000 1,042,424
Oaktree Strategic Credit Fund ,
6.19%, 7/15/2030(a)(d) 1,130,000 1,154,434
Raymond James Financial,
Inc. ,
5.65%, 9/11/2055(d) 2,394,000 2,375,279
TPG Operating Group II LP ,
5.38%, 1/15/2036(d) 6,095,000 6,110,709
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 10,085,546
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(e) 1,250,000 1,156,708
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(e) 1,359,000 1,499,091
143,599,599
Chemicals 0 .5%
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 7,440,000 7,408,798
Eastman Chemical Co. ,
5.00%, 8/1/2029(d) 1,525,000 1,553,012
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a) 7,891,000 8,248,157
17,209,967
Commercial Services & Supplies 0 .1%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a)(d) 2,175,000 2,218,629
Consumer Finance 1 .6%
AerCap Ireland Capital DAC ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.95%, 3/10/2055(d)(e) 743,000 777,696
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(d)(e) 2,920,000 2,988,866
(SOFR + 1.78%), 5.55%,
7/31/2033(d)(e) 10,655,000 10,694,459
Avolon Holdings Funding Ltd. ,
4.95%, 10/15/2032(a) 11,300,000 11,163,571
Capital One Financial Corp. ,
(SOFR + 1.25%), 4.49%,
9/11/2031(e) 3,390,000 3,362,579
Ford Motor Credit Co. LLC ,
5.80%, 3/5/2027(d) 2,690,000 2,717,213
5.11%, 5/3/2029(d) 585,000 580,661
General Motors Financial Co.,
Inc. ,
5.05%, 4/4/2028(d) 3,405,000 3,459,737
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 3,625,000 3,686,768
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 7,100,000 7,098,127
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d)(e) 1,205,000 1,227,854
Toyota Motor Credit Corp. ,
4.65%, 9/3/2032(d) 7,685,000 7,737,351
55,494,882
Consumer Staples Distribution & Retail 0 .4%
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 7,725,000 7,725,663

50 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Target Corp. ,
5.00%, 4/15/2035(d) 7,405,000 7,497,213
15,222,876
Containers & Packaging 0 .6%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 5,645,000 5,708,291
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 3,615,000 3,734,954
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 4,545,000 4,404,067
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a)(d) 2,350,000 2,313,067
Sonoco Products Co. ,
4.60%, 9/1/2029(d) 4,680,000 4,707,776
20,868,155
Diversified REITs 0 .3%
VICI Properties LP ,
4.75%, 4/1/2028 2,675,000 2,702,890
Vornado Realty LP ,
2.15%, 6/1/2026(d) 3,400,000 3,337,698
WP Carey, Inc. ,
4.65%, 7/15/2030 2,740,000 2,756,182
8,796,770
Diversified Telecommunication Services 0 .4%
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 2,968,123
2.25%, 2/1/2032 4,105,000 3,593,758
2.55%, 12/1/2033 8,073,000 6,874,234
Sprint Capital Corp. ,
6.88%, 11/15/2028(d) 195,000 209,751
13,645,866
Electric Utilities 3 .7%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 2,458,410 2,323,197
Alliant Energy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.08%),
5.75%, 4/1/2056(e) 3,870,000 3,874,841
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a)(d) 9,525,000 9,447,814
Arizona Public Service Co. ,
5.70%, 8/15/2034(d) 3,235,000 3,389,470
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a)(d) 2,315,000 2,358,987
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,577,071
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,742,080
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033(d) 4,385,000 4,541,411
Electricite de France SA ,
5.70%, 5/23/2028(a)(d) 779,000 805,904
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Enel Finance International NV ,
4.38%, 9/30/2030(a) 10,220,000 10,150,491
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,916,532
Fells Point Funding Trust ,
3.05%, 1/31/2027(a)(d) 6,825,000 6,714,423
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a)(d) 6,000,000 6,008,733
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 2,309,000 2,361,462
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 1,999,802
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033(d) 3,675,000 3,842,073
3.30%, 6/1/2050 2,345,000 1,634,074
5.85%, 8/15/2055 2,260,000 2,322,103
Louisville Gas and Electric
Co. ,
Series LOU, 5.45%,
4/15/2033 2,000,000 2,093,191
5.85%, 8/15/2055 3,325,000 3,417,822
New England Power Co. ,
5.85%, 9/8/2055(a) 2,305,000 2,360,794
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027(d) 4,095,000 4,139,531
1.90%, 6/15/2028(d) 2,320,000 2,193,068
NSTAR Electric Co. ,
4.85%, 3/1/2030(d) 1,175,000 1,203,694
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(d) 1,840,000 1,865,621
6.15%, 3/1/2055(d) 5,225,000 5,254,725
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 472,000 467,272
Public Service Co. of
Colorado ,
5.85%, 5/15/2055 4,185,000 4,306,638
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028(d) 3,450,000 3,483,742
RWE Finance US LLC ,
5.88%, 9/18/2055(a) 8,710,000 8,605,689
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,154,643
Virginia Electric and Power
Co. ,
Series D, 5.60%,
9/15/2055(d) 6,170,000 6,145,734
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 1,200,000 1,199,058
3.70%, 1/30/2027(a) 6,000,000 5,944,090
Wisconsin Electric Power Co. ,
4.15%, 10/15/2030 1,950,000 1,941,764
Xcel Energy, Inc. ,
4.75%, 3/21/2028(d) 1,520,000 1,538,746
127,326,290

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0 .1%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a)(d) 4,389,000 4,369,052
Financial Services 0 .6%
Apollo Global Management,
Inc. ,
5.15%, 8/12/2035(d) 2,470,000 2,482,325
Block Financial LLC ,
5.38%, 9/15/2032 4,705,000 4,742,835
Nationwide Building Society ,
(SOFR + 1.06%), 4.65%,
7/14/2029(a)(d)(e) 8,355,000 8,423,264
4.35%, 9/30/2030(a) 6,790,000 6,764,535
22,412,959
Food Products 0 .7%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a)(d) 10,896,000 11,868,598
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032(d) 641,000 597,517
6.25%, 3/1/2056(a)(d) 12,040,000 12,345,695
24,811,810
Ground Transportation 0 .4%
Ashtead Capital, Inc. ,
4.38%, 8/15/2027(a)(d) 2,500,000 2,499,146
4.00%, 5/1/2028(a)(d) 6,500,000 6,444,826
4.25%, 11/1/2029(a) 1,730,000 1,706,195
JB Hunt Transport Services,
Inc. ,
4.90%, 3/15/2030(d) 2,460,000 2,510,493
13,160,660
Health Care Equipment & Supplies 0 .0%
†
GE HealthCare Technologies,
Inc. ,
4.80%, 8/14/2029(d) 1,741,000 1,775,205
Health Care Providers & Services 1 .0%
CVS Health Corp. ,
5.00%, 2/20/2026(d) 8,000,000 8,011,440
1.75%, 8/21/2030(d) 4,080,000 3,581,267
6.20%, 9/15/2055(d) 9,200,000 9,468,926
Elevance Health, Inc. ,
4.00%, 9/15/2028(d) 7,730,000 7,696,204
HCA, Inc. ,
5.38%, 9/1/2026(d) 690,000 692,969
3.13%, 3/15/2027(d) 1,099,000 1,083,547
5.63%, 9/1/2028(d) 145,000 149,616
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030 3,050,000 2,764,670
5.95%, 6/15/2055(d) 2,230,000 2,324,991
35,773,630
Health Care REITs 0 .3%
Healthpeak OP LLC ,
3.25%, 7/15/2026(d) 1,025,000 1,017,638
Omega Healthcare Investors,
Inc. ,
5.25%, 1/15/2026(d) 3,240,000 3,240,844
5.20%, 7/1/2030(d) 5,060,000 5,137,006
9,395,488
Corporate Bonds
Principal
Amount ($) Value ($)
Hotel & Resort REITs 0 .2%
Host Hotels & Resorts LP ,
5.70%, 6/15/2032 6,710,000 6,912,136
Hotels, Restaurants & Leisure 0 .3%
Brightstar Lottery plc ,
5.25%, 1/15/2029(a)(d) 4,145,000 4,126,382
Las Vegas Sands Corp. ,
5.63%, 6/15/2028(d) 6,405,000 6,548,155
10,674,537
Household Durables 0 .1%
Lennar Corp. ,
5.20%, 7/30/2030(d) 2,290,000 2,358,599
Independent Power and Renewable Electricity Producers
0 .1%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a)(d) 1,770,000 1,892,604
Southern Power Co. ,
Series A, 4.25%,
10/1/2030(d) 1,795,000 1,784,176
3,676,780
Industrial REITs 0 .2%
LXP Industrial Trust ,
6.75%, 11/15/2028(d) 7,600,000 8,078,607
2.38%, 10/1/2031(d) 471,000 408,592
8,487,199
Insurance 4 .4%
American Financial Group,
Inc. ,
5.00%, 9/23/2035(d) 1,845,000 1,807,712
American National Global
Funding ,
5.55%, 1/28/2030(a)(d) 1,095,000 1,127,977
5.25%, 6/3/2030(a) 5,725,000 5,837,971
American National Group,
Inc. ,
6.00%, 7/15/2035(d) 3,290,000 3,358,605
Athene Global Funding ,
4.83%, 5/9/2028(a)(d) 6,600,000 6,677,353
5.38%, 1/7/2030(a)(d) 1,130,000 1,164,917
5.54%, 8/22/2035(a)(d) 4,120,000 4,175,181
Belrose Funding Trust II ,
6.79%, 5/15/2055(a)(d) 3,120,000 3,378,764
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a)(d) 4,150,000 4,259,122
Chubb INA Holdings LLC ,
4.90%, 8/15/2035(d) 3,080,000 3,098,309
CNO Global Funding ,
4.38%, 9/8/2028(a) 5,400,000 5,402,265
Equitable America Global
Funding ,
4.95%, 6/9/2030(a)(d) 6,570,000 6,701,290
4.70%, 9/15/2032(a)(d) 1,535,000 1,526,898
F&G Global Funding ,
4.65%, 9/8/2028(a)(d) 2,385,000 2,393,444
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 3,575,000 3,577,258
Fortitude Group Holdings LLC ,
6.25%, 4/1/2030(a)(d) 2,040,000 2,118,129

52 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
GA Global Funding Trust ,
5.50%, 4/1/2032(a)(d) 5,505,000 5,649,663
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a)(d) 6,900,000 6,977,740
4.55%, 9/9/2030(a) 5,015,000 5,020,093
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a)(d) 4,860,000 4,909,915
MassMutual Global Funding II ,
4.95%, 1/10/2030(a) 4,628,000 4,745,587
4.55%, 5/7/2030(a) 1,564,000 1,579,224
1.55%, 10/9/2030(a) 2,000,000 1,752,240
Mutual of Omaha Cos. Global
Funding ,
5.00%, 4/1/2030(a) 1,545,000 1,578,580
New York Life Global Funding ,
4.15%, 7/25/2028(a)(d) 8,595,000 8,630,462
NLG Global Funding ,
5.40%, 1/23/2030(a)(d) 2,140,000 2,217,023
4.35%, 9/15/2030(a)(d) 8,335,000 8,247,645
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 4,620,000 4,710,852
Pine Street Trust III ,
6.22%, 5/15/2054(a)(d) 2,995,000 3,085,379
Pricoa Global Funding I ,
4.75%, 8/26/2032(a)(d) 5,655,000 5,711,976
RGA Global Funding ,
5.00%, 8/25/2032(a) 8,840,000 8,888,799
Sammons Financial Group
Global Funding ,
4.95%, 6/12/2030(a) 7,675,000 7,786,815
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a)(d) 8,015,000 8,048,437
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 7,110,000 7,156,256
153,301,881
IT Services 0 .3%
CGI, Inc. ,
4.95%, 3/14/2030(a) 7,805,000 7,945,913
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026(d) 1,054,000 1,029,443
8,975,356
Life Sciences Tools & Services 0 .2%
Thermo Fisher Scientific, Inc. ,
4.79%, 10/7/2035 5,795,000 5,797,234
Machinery 0 .8%
CNH Industrial Capital LLC ,
4.75%, 3/21/2028(d) 3,065,000 3,099,166
4.50%, 10/16/2030 7,970,000 7,953,337
Cummins, Inc. ,
5.30%, 5/9/2035(d) 4,420,000 4,563,227
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a)(d) 5,230,000 5,237,399
5.63%, 1/13/2035(a)(d) 2,475,000 2,556,866
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Weir Group, Inc. ,
5.35%, 5/6/2030(a) 3,935,000 4,048,113
27,458,108
Media 0 .4%
Charter Communications
Operating LLC ,
3.70%, 4/1/2051 3,165,000 2,087,981
Comcast Corp. ,
3.30%, 2/1/2027(d) 2,740,000 2,716,495
2.65%, 2/1/2030(d) 3,905,000 3,661,648
2.94%, 11/1/2056 3,432,000 2,036,582
Paramount Global ,
5.85%, 9/1/2043(d) 3,570,000 3,260,641
13,763,347
Metals & Mining 0 .1%
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 3,050,000 3,142,379
Multi-Utilities 0 .9%
Ameren Illinois Co. ,
5.63%, 3/1/2055(d) 3,945,000 4,020,200
Black Hills Corp. ,
3.05%, 10/15/2029(d) 1,350,000 1,282,157
CenterPoint Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.22%),
0.00%, 4/1/2056(e) 6,060,000 6,060,000
Dominion Energy, Inc. ,
4.60%, 5/15/2028 5,135,000 5,186,664
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(e) 5,003,000 5,038,793
DTE Energy Co. ,
4.95%, 7/1/2027(d) 2,513,000 2,544,981
NiSource, Inc. ,
5.25%, 3/30/2028(d) 485,000 497,590
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 2,825,000 2,823,523
3.25%, 6/15/2026 1,250,000 1,242,239
Series 20-A, 1.75%,
1/15/2031(d) 3,120,000 2,727,904
31,424,051
Office REITs 0 .1%
COPT Defense Properties LP ,
4.50%, 10/15/2030 1,975,000 1,961,976
Oil, Gas & Consumable Fuels 2 .1%
Aker BP ASA ,
6.00%, 6/13/2033(a) 1,000,000 1,049,286
APA Corp. ,
6.75%, 2/15/2055(d) 2,770,000 2,792,286
Boardwalk Pipelines LP ,
5.95%, 6/1/2026(d) 1,237,000 1,244,808
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(d) 795,000 792,454
Chevron USA, Inc. ,
4.69%, 4/15/2030(d) 4,990,000 5,106,258

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 658,573
Energy Transfer LP ,
4.75%, 1/15/2026 3,500,000 3,501,009
Enterprise Products Operating
LLC ,
4.60%, 1/15/2031(d) 2,685,000 2,712,850
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(d)(e) 2,500,000 2,497,312
Marathon Petroleum Corp. ,
5.15%, 3/1/2030(d) 1,635,000 1,680,423
MPLX LP ,
1.75%, 3/1/2026(d) 3,343,000 3,307,946
5.40%, 9/15/2035(d) 3,440,000 3,447,473
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a)(d) 5,400,000 4,891,494
Occidental Petroleum Corp. ,
6.45%, 9/15/2036 2,165,000 2,300,674
ONEOK, Inc. ,
5.85%, 1/15/2026 1,620,000 1,624,350
3.25%, 6/1/2030(d) 2,270,000 2,148,884
5.80%, 11/1/2030(d) 1,209,000 1,273,840
6.25%, 10/15/2055(d) 8,450,000 8,581,147
Phillips 66 ,
1.30%, 2/15/2026(d) 2,420,000 2,392,158
Plains All American Pipeline
LP ,
5.60%, 1/15/2036(d) 2,960,000 2,997,202
Raizen Fuels Finance SA ,
6.25%, 7/8/2032(a)(d) 5,310,000 5,182,560
South Bow USA Infrastructure
Holdings LLC ,
5.03%, 10/1/2029(d) 1,876,000 1,897,536
Targa Resources Corp. ,
6.13%, 5/15/2055(d) 3,685,000 3,705,485
Targa Resources Partners LP ,
5.00%, 1/15/2028(d) 1,500,000 1,501,676
4.88%, 2/1/2031(d) 1,266,000 1,269,698
Valero Energy Partners LP ,
4.50%, 3/15/2028(d) 320,000 322,493
Var Energi ASA ,
5.00%, 5/18/2027(a) 3,815,623 3,848,422
7.50%, 1/15/2028(a)(d) 1,000,000 1,059,806
73,788,103
Passenger Airlines 0 .2%
Air Canada ,
3.88%, 8/15/2026(a)(d) 2,510,000 2,487,220
United Airlines, Inc. ,
4.38%, 4/15/2026(a)(d) 817,000 815,745
4.63%, 4/15/2029(a)(d) 3,032,000 2,985,577
6,288,542
Pharmaceuticals 0 .6%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 1,335,000 1,403,798
Merck & Co., Inc. ,
4.95%, 9/15/2035(d) 12,065,000 12,202,848
Royalty Pharma plc ,
5.20%, 9/25/2035 2,465,000 2,462,907
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Zoetis, Inc. ,
5.00%, 8/17/2035(d) 3,765,000 3,802,578
19,872,131
Residential REITs 0 .1%
Essential Properties LP ,
5.40%, 12/1/2035 2,875,000 2,885,787
Retail REITs 0 .1%
Kite Realty Group LP ,
4.00%, 10/1/2026 1,256,000 1,252,611
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 2,124,000 2,130,025
3,382,636
Semiconductors & Semiconductor Equipment 0 .7%
Analog Devices, Inc. ,
4.25%, 6/15/2028 6,925,000 6,973,501
Broadcom, Inc. ,
4.20%, 10/15/2030(d) 3,855,000 3,848,424
4.90%, 7/15/2032(d) 4,255,000 4,352,813
Intel Corp. ,
5.20%, 2/10/2033(d) 588,000 601,151
Microchip Technology, Inc. ,
5.05%, 2/15/2030(d) 2,025,000 2,070,824
NXP BV ,
4.30%, 8/19/2028 3,580,000 3,585,118
QUALCOMM, Inc. ,
5.00%, 5/20/2035(d) 3,405,000 3,476,334
24,908,165
Software 0 .6%
Microsoft Corp. ,
3.45%, 8/8/2036(d) 5,000,000 4,564,071
Oracle Corp. ,
2.95%, 4/1/2030 1,000,000 942,235
5.95%, 9/26/2055(d) 12,155,000 12,117,609
Roper Technologies, Inc. ,
4.25%, 9/15/2028(d) 1,880,000 1,888,782
VMware LLC ,
2.20%, 8/15/2031 2,540,000 2,240,337
21,753,034
Specialized REITs 0 .6%
American Tower Corp. ,
5.35%, 3/15/2035 4,885,000 5,016,751
Crown Castle, Inc. ,
4.45%, 2/15/2026 430,000 429,756
3.70%, 6/15/2026 3,870,000 3,853,918
CubeSmart LP ,
4.00%, 11/15/2025 874,000 872,915
3.13%, 9/1/2026 3,125,000 3,096,040
EPR Properties ,
4.75%, 12/15/2026 3,408,000 3,416,081
4.50%, 6/1/2027 385,000 385,206
4.95%, 4/15/2028 340,000 342,630
3.75%, 8/15/2029(d) 140,000 134,780
Extra Space Storage LP ,
5.70%, 4/1/2028 1,213,000 1,252,802
2.35%, 3/15/2032(d) 1,535,000 1,332,193
20,133,072

54 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0 .3%
Home Depot, Inc. (The) ,
2.88%, 4/15/2027(d) 3,200,000 3,154,137
Lowe's Cos., Inc. ,
4.85%, 10/15/2035(d) 7,870,000 7,804,884
10,959,021
Technology Hardware, Storage & Peripherals 0 .4%
Dell International LLC ,
6.02%, 6/15/2026 670,000 675,403
4.75%, 10/6/2032 6,040,000 6,012,999
Hewlett Packard Enterprise
Co. ,
4.40%, 10/15/2030 6,640,000 6,599,687
13,288,089
Textiles, Apparel & Luxury Goods 0 .4%
PVH Corp. ,
5.50%, 6/13/2030(d) 7,655,000 7,797,835
Ralph Lauren Corp. ,
5.00%, 6/15/2032(d) 4,585,000 4,697,410
12,495,245
Tobacco 0 .5%
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 4,085,229
BAT International Finance plc ,
1.67%, 3/25/2026 3,036,000 2,999,223
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a)(d) 5,970,000 6,008,360
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 1,816,000 1,910,833
2.10%, 5/1/2030(d) 3,803,000 3,465,691
18,469,336
Trading Companies & Distributors 0 .1%
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 3,765,000 3,822,116
Water Utilities 0 .1%
Essential Utilities, Inc. ,
5.25%, 8/15/2035(d) 3,110,000 3,125,197
Wireless Telecommunication Services 0 .3%
SoftBank Corp. ,
4.70%, 7/9/2030(a) 5,640,000 5,683,027
Sprint LLC ,
7.63%, 3/1/2026 315,000 315,704
T-Mobile USA, Inc. ,
2.40%, 3/15/2029(d) 2,561,000 2,410,330
2.88%, 2/15/2031(d) 550,000 507,084
3.30%, 2/15/2051 2,660,000 1,813,010
10,729,155
Total Corporate Bonds
(cost $1,386,525,715)
1,391,218,392
Foreign Government Securities 0 .4%
Principal
Amount ($) Value ($)
MEXICO 0 .4%
United Mexican States ,
5.85%, 7/2/2032 7,110,000 7,340,364
5.38%, 3/22/2033 4,670,000 4,655,990
11,996,354
Total Foreign Government Securities
(cost $11,759,433)
11,996,354
Mortgage-Backed Securities 25 .2%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 343,662 325,620
Pool# Q08997
3.50%, 6/1/2042 189,158 180,046
Pool# Q19480
4.00%, 6/1/2043 677,366 654,971
Pool# V80509
4.00%, 10/1/2043 89,347 86,909
Pool# Q29697
3.50%, 11/1/2044 233,272 219,859
Pool# G07961
3.50%, 3/1/2045 196,958 185,431
Pool# V82196
4.50%, 1/1/2046 82,176 81,661
Pool# G61281
3.50%, 1/1/2048 554,935 517,029
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 6,736,224 6,230,576
Pool# SB0861
2.50%, 2/1/2037 4,532,291 4,273,489
Pool# SB8260
5.00%, 10/1/2038 3,316,845 3,351,405
Pool# SD8018
4.00%, 10/1/2049 1,443,173 1,382,143
Pool# QA7325
3.00%, 2/1/2050 903,189 804,566
Pool# QA6750
3.00%, 2/1/2050 90,427 80,667
Pool# QA8311
3.00%, 3/1/2050 781,931 701,138
Pool# RA2650
3.00%, 5/1/2050 782,430 699,015
Pool# SD8084
3.00%, 8/1/2050 6,601,373 5,859,213
Pool# SD7535
2.50%, 2/1/2051 18,502,814 15,926,128
Pool# QB9401
2.00%, 3/1/2051 1,751,820 1,431,569
Pool# QC2992
2.50%, 6/1/2051 16,733,570 14,200,813
Pool# SD1372
2.50%, 9/1/2051 17,746,586 15,062,106
Pool# RA5910
3.50%, 9/1/2051 6,144,773 5,652,373
Pool# SD8178
2.50%, 11/1/2051 6,002,004 5,086,679
Pool# SD8181
1.50%, 12/1/2051 6,584,395 5,059,099

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA6433
2.50%, 12/1/2051 8,777,292 7,398,698
Pool# SD8199
2.00%, 3/1/2052 53,519,746 43,337,102
Pool# SD3771
2.50%, 3/1/2052 11,979,798 10,189,874
Pool# SD8200
2.50%, 3/1/2052 11,815,503 9,991,814
Pool# SD1607
2.50%, 3/1/2052 9,346,054 8,051,621
Pool# QE0799
2.50%, 4/1/2052 8,018,851 6,764,122
Pool# SD1011
2.50%, 4/1/2052 7,031,254 5,943,006
Pool# SD8213
3.00%, 5/1/2052 4,066,706 3,580,100
Pool# SD5351
3.00%, 6/1/2052 10,709,596 9,608,866
Pool# SD1042
3.00%, 6/1/2052 3,803,101 3,403,280
Pool# SD5726
3.00%, 7/1/2052 7,784,345 6,915,622
Pool# SD1440
3.50%, 7/1/2052 5,321,459 4,882,630
Pool# SD2254
3.50%, 7/1/2052 1,467,595 1,349,714
Pool# QE6924
4.00%, 8/1/2052 6,919,781 6,525,338
Pool# SD8244
4.00%, 9/1/2052 2,207,645 2,088,179
Pool# SD1716
5.00%, 9/1/2052 7,067,959 7,127,541
Pool# SD1686
5.50%, 9/1/2052 7,036,223 7,172,039
Pool# SD8255
3.50%, 10/1/2052 3,584,991 3,280,800
Pool# SD1853
5.50%, 11/1/2052 3,165,354 3,255,564
Pool# SD8288
5.00%, 1/1/2053 25,907,548 25,817,142
Pool# SD8302
6.50%, 2/1/2053 1,444,249 1,496,885
Pool# SD8309
6.00%, 3/1/2053 1,265,928 1,298,325
Pool# SD2921
4.50%, 5/1/2053 13,367,854 13,060,023
Pool# SD8338
4.00%, 6/1/2053 4,300,509 4,055,367
Pool# SD4084
5.50%, 10/1/2053 7,361,498 7,510,345
Pool# SD6706
4.50%, 1/1/2054 17,836,844 17,349,914
Pool# RJ1975
6.00%, 7/1/2054 2,685,838 2,756,241
Pool# RJ2655
5.00%, 10/1/2054 6,444,543 6,428,991
Pool# SD6767
6.00%, 10/1/2054 15,653,926 16,061,120
Pool# SL0046
6.00%, 1/1/2055 8,524,620 8,778,814
Pool# SL1788
5.50%, 6/1/2055 7,968,914 8,133,604
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,178,392 2,171,940
Pool# 468516
5.17%, 6/1/2028 745,990 752,497
Pool# 468127
5.70%, 5/1/2041 1,018,357 1,069,241
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 6,715,925 6,200,430
Pool# CA9439
2.50%, 3/1/2036 13,409,294 12,703,793
Pool# CB3424
3.00%, 5/1/2037 5,920,726 5,722,096
Pool# FS4267
4.50%, 3/1/2038 1,951,636 1,956,966
Pool# AH9471
4.50%, 4/1/2041 184,187 185,256
Pool# AH4038
4.50%, 4/1/2041 142,740 142,820
Pool# AI3506
4.50%, 6/1/2041 7,283 7,287
Pool# FS3014
5.00%, 10/1/2042 10,538,456 10,714,799
Pool# AL2866
3.50%, 11/1/2042 4,182,501 3,955,552
Pool# AQ9328
3.50%, 1/1/2043 70,382 66,476
Pool# AB9046
3.50%, 4/1/2043 416,258 392,726
Pool# AT2021
3.50%, 4/1/2043 290,277 274,166
Pool# AR9398
3.50%, 6/1/2043 679,557 635,951
Pool# AB9864
3.50%, 7/1/2043 148,616 140,183
Pool# AS0212
3.50%, 8/1/2043 631,897 595,646
Pool# AS0210
3.50%, 8/1/2043 396,767 374,170
Pool# AU3742
3.50%, 8/1/2043 222,580 209,997
Pool# AU6857
4.00%, 9/1/2043 230,837 224,005
Pool# AU4386
4.00%, 10/1/2043 65,698 63,842
Pool# AS1559
4.00%, 1/1/2044 426,306 414,131
Pool# AW2478
4.50%, 6/1/2044 80,284 79,685
Pool# AL6432
4.00%, 1/1/2045 433,080 417,363
Pool# AS5175
3.50%, 6/1/2045 393,707 370,131
Pool# AS6464
3.50%, 1/1/2046 372,156 349,098
Pool# BC0180
4.00%, 1/1/2046 1,937,280 1,863,362
Pool# AS7908
3.00%, 9/1/2046 4,253,011 3,843,480
Pool# AS8483
3.00%, 12/1/2046 1,835,129 1,653,317

56 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2863
3.00%, 1/1/2047 2,896,804 2,617,864
Pool# AS8784
3.00%, 2/1/2047 1,885,209 1,691,993
Pool# BE7557
3.50%, 2/1/2047 3,407,420 3,186,480
Pool# BM2003
4.00%, 10/1/2047 2,745,438 2,639,525
Pool# BJ3716
3.50%, 12/1/2047 1,732,621 1,612,730
Pool# MA3210
3.50%, 12/1/2047 704,843 656,365
Pool# BM3355
3.50%, 2/1/2048 1,124,433 1,048,608
Pool# MA3305
3.50%, 3/1/2048 3,530,086 3,280,197
Pool# CA2208
4.50%, 8/1/2048 762,116 748,590
Pool# CA2469
4.00%, 10/1/2048 726,219 697,183
Pool# MA3745
3.50%, 8/1/2049 3,851,897 3,560,414
Pool# BO8947
3.00%, 1/1/2050 523,095 467,209
Pool# FM4334
3.00%, 4/1/2050 1,146,085 1,023,635
Pool# FS2253
3.50%, 4/1/2050 5,912,880 5,466,028
Pool# CA5689
3.00%, 5/1/2050 1,672,564 1,499,052
Pool# BP9581
2.50%, 8/1/2050 1,066,071 914,048
Pool# FM5316
2.00%, 12/1/2050 1,346,792 1,096,482
Pool# BR4515
2.00%, 2/1/2051 2,003,930 1,631,472
Pool# BR4029
2.00%, 2/1/2051 1,742,792 1,423,902
Pool# BR4051
2.00%, 2/1/2051 1,393,069 1,138,157
Pool# BR2667
2.00%, 2/1/2051 1,220,566 997,503
Pool# FM7151
2.00%, 5/1/2051 759,027 617,888
Pool# FM7189
2.50%, 5/1/2051 2,216,288 1,899,453
Pool# FS3080
3.00%, 5/1/2051 7,589,432 6,810,259
Pool# FM7398
2.50%, 6/1/2051 12,236,974 10,576,241
Pool# FM7738
2.50%, 6/1/2051 1,715,587 1,459,623
Pool# FM8178
2.50%, 7/1/2051 1,255,876 1,065,356
Pool# CB1038
2.50%, 7/1/2051 1,058,556 900,814
Pool# FS2041
2.00%, 8/1/2051 7,349,119 5,965,922
Pool# FS3391
2.50%, 8/1/2051 4,836,918 4,163,280
Pool# FP0012
3.00%, 8/1/2051 3,249,564 2,912,316
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9563
3.00%, 10/1/2051 11,352,880 10,102,156
Pool# FS5928
2.50%, 1/1/2052 9,871,294 8,368,102
Pool# CB2665
3.00%, 1/1/2052 13,378,461 11,773,267
Pool# BU8883
3.00%, 3/1/2052 16,553,063 14,565,514
Pool# FS5448
3.00%, 3/1/2052 10,751,034 9,613,747
Pool# FS2122
3.00%, 3/1/2052 4,668,362 4,118,370
Pool# MA4577
2.00%, 4/1/2052 16,704,811 13,523,059
Pool# FS1380
3.50%, 4/1/2052 6,352,778 5,842,007
Pool# MA4600
3.50%, 5/1/2052 3,558,422 3,256,876
Pool# FS1855
4.00%, 5/1/2052 6,140,037 5,846,986
Pool# FS1804
4.00%, 5/1/2052 6,046,390 5,757,816
Pool# FS6731
3.00%, 6/1/2052 10,895,299 9,772,499
Pool# FS2074
3.00%, 6/1/2052 4,387,169 3,926,014
Pool# FS2513
4.00%, 7/1/2052 5,723,055 5,421,285
Pool# FS2323
4.00%, 7/1/2052 4,948,209 4,698,862
Pool# FS2293
4.50%, 7/1/2052 14,335,780 14,048,799
Pool# FS2257
4.50%, 7/1/2052 2,669,413 2,618,867
Pool# BV8011
3.00%, 8/1/2052 8,084,071 7,113,831
Pool# MA4733
4.50%, 9/1/2052 15,943,926 15,538,330
Pool# FS2790
5.00%, 9/1/2052 10,119,744 10,138,555
Pool# MA4782
3.50%, 10/1/2052 12,661,881 11,587,561
Pool# MA4805
4.50%, 11/1/2052 4,938,438 4,811,283
Pool# MA4839
4.00%, 12/1/2052 4,322,871 4,084,897
Pool# MA4980
6.00%, 4/1/2053 2,828,150 2,905,179
Pool# FS4736
6.50%, 5/1/2053 5,012,545 5,188,238
Pool# DA1019
6.50%, 9/1/2053 382,735 397,099
Pool# FS7835
5.50%, 10/1/2053 8,993,714 9,100,036
Pool# MA5248
6.50%, 1/1/2054 4,661,813 4,820,030
Pool# MA5273
6.50%, 2/1/2054 3,018,919 3,121,409
Pool# CB8628
6.00%, 6/1/2054 3,857,880 3,980,966
Pool# FS8585
5.50%, 7/1/2054 15,826,888 16,153,956

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS9717
6.00%, 7/1/2054 5,457,505 5,607,074
Pool# CB8858
6.00%, 7/1/2054 3,350,094 3,446,062
Pool# FS8795
6.00%, 8/1/2054 17,545,774 17,939,376
Pool# FS9406
6.00%, 8/1/2054 4,285,870 4,392,815
Pool# FS9008
5.50%, 9/1/2054 6,465,359 6,575,169
Pool# FS9980
6.00%, 9/1/2054 13,108,291 13,420,863
Pool# FS9012
6.00%, 9/1/2054 869,174 896,048
Pool# CB9361
5.00%, 10/1/2054 12,922,865 12,895,977
Pool# MA5499
6.50%, 10/1/2054 7,830,011 8,104,129
Pool# FA0470
6.00%, 1/1/2055 11,342,106 11,829,232
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 356,222 337,958
Pool# MA0783
3.50%, 2/20/2043 442,398 415,399
Pool# MA2892
3.50%, 6/20/2045 21,840 20,355
Pool# MA3663
3.50%, 5/20/2046 254,603 237,033
Pool# MA3803
3.50%, 7/20/2046 120,618 111,486
Pool# MA4262
3.50%, 2/20/2047 10,256 9,529
Pool# MA4510
3.50%, 6/20/2047 387,967 358,279
Pool# MA4586
3.50%, 7/20/2047 263,694 244,782
Pool# MA4837
3.50%, 11/20/2047 456,437 423,699
Pool# MA4962
3.50%, 1/20/2048 267,330 248,157
Pool# MA6542
3.50%, 3/20/2050 290,829 267,685
Pool# BT6867
3.00%, 5/20/2050 2,912,876 2,605,038
Pool# MA6994
2.00%, 11/20/2050 8,705,498 7,199,935
Pool# MA7590
3.00%, 9/20/2051 9,136,842 8,164,384
Pool# MA7705
2.50%, 11/20/2051 12,889,878 11,102,329
Pool# MA8099
3.50%, 6/20/2052 6,337,612 5,804,473
Pool# MA8349
5.50%, 10/20/2052 7,166,727 7,288,185
Pool# MA8429
5.50%, 11/20/2052 3,007,434 3,037,850
Pool# MA8430
6.00%, 11/20/2052 3,013,562 3,090,027
Pool# MA8571
6.00%, 1/20/2053 1,336,435 1,361,491
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8726
5.50%, 3/20/2053 10,466,151 10,602,192
Pool# MA8727
6.00%, 3/20/2053 2,334,601 2,391,869
Pool# MA8950
6.50%, 6/20/2053 2,232,604 2,301,796
Pool# MA9608
7.00%, 4/20/2054 1,974,382 2,039,471
Pool# MA9852
6.00%, 8/20/2054 4,789,544 4,882,348
Total Mortgage-Backed Securities
(cost $900,951,197)
874,832,272
Municipal Bonds 0 .5%
California 0 .1%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,660,345
District of Columbia 0 .3%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue
Series D, 7.46%, 10/1/2046 6,000,000 7,235,095
Series D, 8.00%, 10/1/2047 2,000,000 2,465,873
9,700,968
Michigan 0 .1%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,780,033
Total Municipal Bonds
(cost $17,460,387)
16,141,346
U.S. Treasury Obligations 19 .0%
U.S. Treasury Bonds
1.75%, 8/15/2041 12,661,900 8,591,297
2.00%, 11/15/2041 18,000,000 12,640,781
2.38%, 2/15/2042 55,000,000 40,755,859
3.25%, 5/15/2042 11,500,000 9,660,898
3.13%, 2/15/2043 23,000,000 18,772,852
3.88%, 2/15/2043 6,200,000 5,627,227
3.88%, 5/15/2043 18,000,000 16,304,766
4.63%, 5/15/2044 58,097,000 57,672,619
3.00%, 11/15/2044 30,860,000 24,144,333
4.63%, 11/15/2044 54,195,000 53,691,156
4.75%, 2/15/2045 16,215,000 16,316,344
2.25%, 8/15/2046 7,000,000 4,670,312
1.25%, 5/15/2050 75,000,000 36,788,086
2.25%, 2/15/2052 54,800,000 33,990,984
2.88%, 5/15/2052 6,375,000 4,549,160
4.50%, 11/15/2054 70,491,100 67,872,466
4.63%, 2/15/2055 13,355,000 13,127,548
4.75%, 5/15/2055 15,775,000 15,824,297
U.S. Treasury Notes
3.63%, 8/31/2030 (d) 52,173,200 51,904,182
4.13%, 10/31/2031 71,640,000 72,686,616
4.13%, 11/30/2031 14,817,000 15,027,679
4.25%, 5/15/2035 35,540,000 35,867,634

58 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.25%, 8/15/2035 (d) 43,015,000 43,364,497
Total U.S. Treasury Obligations
(cost $688,632,213)
659,851,593
Repurchase Agreements 6 .6%
Bank of America NA
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$6,000,700, collateralized
by U.S. Government
Agency Securities,
ranging from 1.25%
- 3.50%, maturing
2/25/2044 - 11/1/2051;
total market value
$6,120,000. (f) 6,000,000 6,000,000
BNP Paribas Securities
Corp.
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $35,004,074,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
10/31/2026 - 2/15/2055;
total market value
$35,700,004. (f) 35,000,000 35,000,000
BofA Securities, Inc.
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$1,000,117, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00%
- 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$1,020,000. (f) 1,000,000 1,000,000
Cantor Fitzgerald & Co.
4.22%, dated
9/30/2025, due
10/1/2025, repurchase
price $19,005,401,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$19,383,238. (f) 19,003,173 19,003,173
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$3,000,352, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$3,060,000. (f) 3,000,000 3,000,000
CF Secured, LLC
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $65,007,583,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.39%
- 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$66,307,735. (f) 65,000,000 65,000,000
Citi Global Market, Inc.
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $55,006,401,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$56,100,011. (f) 55,000,000 55,000,000
MetLife, Inc.
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $45,005,250,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$45,923,726. (f) 45,000,000 45,000,000
Total Repurchase Agreements
(cost $229,003,173)
229,003,173
Total Investments
(cost $3,711,217,036) — 105.6%
3,659,824,156
Liabilities in excess of other
assets — (5.6)% (192,800,287)
NET ASSETS — 100.0%
$ 3,467,023,869

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 59
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2025 was $832,415,853 which represents 24.01% of net
assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2025.
(d) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $361,995,919, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $229,003,173 and by
$148,416,919 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 5.38%, and maturity dates ranging from 10/16/2025 -
2/15/2055, a total value of $377,420,092.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2025.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$229,003,173.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

60 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 61
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 411,332,866 $ – $ 411,332,866
Collateralized Mortgage Obligations – 8,311,370 – 8,311,370
Commercial Mortgage-Backed Securities – 57,136,790 – 57,136,790
Corporate Bonds – 1,391,218,392 – 1,391,218,392
Foreign Government Securities – 11,996,354 – 11,996,354
Mortgage-Backed Securities – 874,832,272 – 874,832,272
Municipal Bonds – 16,141,346 – 16,141,346
Repurchase Agreements – 229,003,173 – 229,003,173
U.S. Treasury Obligations – 659,851,593 – 659,851,593
Total $ – $ 3,659,824,156 $ – $ 3,659,824,156

62 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of September 30, 2025, the Fund had no open option contracts.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

NVIT Loomis Core Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 63
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2025 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of September 30, 2025, the Fund had no open swap contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the

64 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Core Bond Fund
price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of September 30, 2025, the Fund had no open futures contracts.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund) - September 30, 2025 (Unaudited) -
Statement of Investments - 65
Asset-Backed Securities 11.6%
Principal
Amount ($) Value ($)
Airlines 0.4%
Blackbird Capital Aircraft
Lease Securitization Ltd.,
Series 2016-1A, Class A,
4.21%, 12/16/2041(a)(b) 82,239 82,265
WAVE LLC, Series 2019-
1, Class A, 3.60%,
9/15/2044(a) 238,745 230,713
312,978
Automobiles 3.9%
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-2A, Class D,
7.26%, 10/20/2027(a) 500,000 505,620
Series 2023-1A, Class C,
6.23%, 4/20/2029(a) 300,000 308,274
Series 2023-4A, Class D,
7.31%, 6/20/2029(a) 220,000 225,259
Carmax Select Receivables
Trust, Series 2025-B, Class
E, 6.89%, 9/15/2032(a) 145,000 145,028
Carvana Auto Receivables
Trust
Series 2024-N1, Class D,
6.30%, 5/10/2030(a) 500,000 512,916
Series 2025-P2, Class D,
5.99%, 6/10/2033 475,000 483,798
Hertz Vehicle Financing III
LLC, Series 2025-3A, Class
C, 6.13%, 12/26/2029(a) 115,000 116,356
Huntington Bank Auto Credit-
Linked Notes
Series 2024-1, Class C,
7.54%, 5/20/2032(a)(c) 254,221 256,743
Series 2025-2, Class C,
6.74%, 9/20/2033(a)(c) 242,301 242,300
PenFed Auto Receivables
Owner Trust, Series
2025-A, Class D, 5.07%,
10/17/2033(a) 500,000 497,432
3,293,726
Equipment Loans & Leases 0.1%
MetroNet Infrastructure Issuer
LLC, Series 2025-2A, Class
C, 7.83%, 8/20/2055(a) 100,000 101,202
Other 7.2%
Anchorage Capital CLO
15 Ltd., Series 2020-
15A, Class DR2, 7.63%,
7/20/2038(a)(c) 250,000 251,956
Bain Capital CLO Ltd., Series
2024-1A, Class D1, 8.17%,
4/16/2037(a)(c) 250,000 251,626
BHG Securitization Trust,
Series 2025-2CON, Class
E, 7.76%, 9/17/2036(a) 400,000 405,005
DataBank Issuer II LLC,
Series 2025-1A, Class B,
5.67%, 9/27/2055(a) 350,000 350,495
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
EDI ABS Issuer LLC, Series
2025-1A, Class B, 4.55%,
7/25/2055(a) 300,000 287,193
Foundation Finance Trust,
Series 2025-2A, Class E,
8.35%, 4/15/2052(a) 350,000 354,228
Frontier Issuer LLC, Series
2023-1, Class C, 11.50%,
8/20/2053(a) 40,000 41,690
Global SC Finance X Ltd.,
Series 2025-1H, Class A,
6.17%, 9/22/2045(a) 235,000 234,869
Kapitus Asset Securitization
V LLC
Series 2025-1A, Class B,
5.95%, 4/10/2032(a) 500,000 500,786
Series 2025-1A, Class C,
7.40%, 4/10/2032(a) 350,000 353,129
OHA Credit Funding 21 Ltd.,
Series 2025-21A, Class D2,
7.70%, 10/20/2038(a)(c) 310,000 310,496
OnDeck Asset Securitization
Trust IV LLC, Series
2023-1A, Class B, 8.25%,
8/19/2030(a) 350,000 355,043
Planet Fitness Master Issuer
LLC, Series 2022-1A, Class
A2II, 4.01%, 12/5/2051(a) 96,500 89,947
QTS Issuer ABS II LLC, Series
2025-1A, Class B, 5.78%,
10/5/2055(a) 160,000 160,178
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 350,000 357,947
Silver Point CLO 12 Ltd.,
Series 2025-12A, Class D1,
6.65%, 10/15/2038(a)(c) 250,000 250,000
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 526,752 503,724
Sunrun Vulcan Issuer LLC,
Series 2021-1A, Class A,
2.46%, 1/30/2052(a) 430,922 386,860
Symetra CLO Ltd., Series
2025-1A, Class E, 10.03%,
4/20/2038(a)(c) 300,000 303,557
TMCL VII Holdings Ltd.,
Series 2025-1H, Class A,
6.43%, 7/23/2050(a) 345,705 346,389
VCAT LLC, Series 2025-
NPL1, Class A1, 5.88%,
1/25/2055(a)(b) 80,423 80,595
6,175,713
Total Asset-Backed Securities
(cost $9,861,076)
9,883,619

66 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federat-
ed High Income Bond Fund)
Collateralized Mortgage Obligations 1.6%
Principal
Amount ($) Value ($)
NYMT Loan Trust, Series
2024-BPL3, Class M1,
6.90%, 9/25/2039(a)(c) 230,000 229,215
PRPM LLC
Series 2024-5, Class A2,
9.08%, 9/25/2029(a)(b) 350,000 350,264
Series 2025-2, Class A2,
9.56%, 5/25/2030(a)(b) 350,000 351,483
RCO VIII Mortgage LLC,
Series 2025-3, Class A2,
8.84%, 5/25/2030(a)(b) 395,000 397,641
Total Collateralized Mortgage Obligations
(cost $1,325,984)
1,328,603
Commercial Mortgage-Backed Securities 0.9%
BPR Trust
Series 2021-NRD, Class C,
6.58%, 12/15/2038(a)(c) 35,000 34,504
Series 2021-NRD, Class D,
7.87%, 12/15/2038(a)(c) 20,000 19,666
CSMC OA LLC, Series 2014-
USA, Class E, 4.37%,
9/15/2037(a) 350,000 236,162
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.67%, 3/5/2033(a)
(c) 400,000 338,000
GS Mortgage Securities Trust,
Series 2011-GC5, Class C,
5.31%, 8/10/2044(a)(c) 20,000 17,632
WFRBS Commercial
Mortgage Trust, Series
2013-C15, Class B, 4.28%,
8/15/2046(c) 96,970 93,427
Total Commercial Mortgage-Backed
Securities
(cost $720,646) 739,391
Common Stock 0.0%
†
Shares
Media 0.0%
†
Audacy , Inc. *∞ 936 0
Total Common Stock
(cost $634,091)
0
Corporate Bonds 74.9%
Principal
Amount ($)
Automobile Components 2.2%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 640,000 635,635
Icahn Enterprises LP ,
6.25%, 5/15/2026 616,000 615,272
Corporate Bonds
Principal
Amount ($) Value ($)
Automobile Components
ZF North America Capital,
Inc. ,
6.88%, 4/14/2028(a) 630,000 638,716
1,889,623
Automobiles 1.9%
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 1,650,000 1,648,045
Building Products 0.6%
AmeriTex HoldCo Intermediate
LLC ,
7.63%, 8/15/2033(a) 480,000 499,578
Chemicals 0.6%
Chemours Co. (The) ,
5.38%, 5/15/2027 515,000 514,574
Commercial Services & Supplies 3.4%
Clean Harbors, Inc. ,
4.88%, 7/15/2027(a) 1,265,000 1,263,939
GFL Environmental, Inc. ,
4.00%, 8/1/2028(a) 1,625,000 1,586,456
2,850,395
Construction & Engineering 0.5%
Arcosa , Inc. ,
4.38%, 4/15/2029(a) 435,000 422,988
Consumer Finance 1.5%
Azorra Finance Ltd. ,
7.25%, 1/15/2031(a) 410,000 426,929
Navient Corp. ,
6.75%, 6/15/2026 810,000 819,261
1,246,190
Consumer Staples Distribution & Retail 1.2%
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(d) 100,000 0
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 1,040,000 1,037,428
1,037,428
Containers & Packaging 2.5%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a) 535,000 534,871
Ball Corp. ,
6.88%, 3/15/2028 805,000 820,405
Mauser Packaging Solutions
Holding Co. ,
7.88%, 4/15/2027(a) 735,000 742,205
2,097,481
Diversified Telecommunication Services 2.5%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 2,170,000 2,155,428

NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund) - September 30, 2025 (Unaudited) -
Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 0.6%
NRG Energy, Inc. ,
5.25%, 6/15/2029(a) 550,000 548,220
Electrical Equipment 1.3%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 1,115,000 1,070,035
Energy Equipment & Services 1.2%
Oceaneering International,
Inc. ,
6.00%, 2/1/2028 431,000 436,331
WBI Operating LLC ,
6.25%, 10/15/2030(a) 622,000 621,611
1,057,942
Financial Services 4.3%
Block, Inc. ,
2.75%, 6/1/2026 1,705,000 1,682,600
Freedom Mortgage Corp. ,
6.63%, 1/15/2027(a) 1,040,000 1,037,742
Freedom Mortgage Holdings
LLC ,
9.25%, 2/1/2029(a) 565,000 594,479
Midcap Financial Issuer Trust ,
6.50%, 5/1/2028(a) 315,000 312,843
3,627,664
Food Products 1.7%
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 1,005,000 1,001,357
Post Holdings, Inc. ,
5.50%, 12/15/2029(a) 415,000 413,343
1,414,700
Health Care Equipment & Supplies 2.7%
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 1,080,000 1,062,350
Hologic, Inc. ,
4.63%, 2/1/2028(a) 1,265,000 1,255,574
2,317,924
Health Care Providers & Services 1.9%
Molina Healthcare, Inc. ,
4.38%, 6/15/2028(a) 1,630,000 1,589,647
Hotel & Resort REITs 0.3%
Service Properties Trust ,
0.00%, 9/30/2027(a)(e) 285,000 251,236
Hotels, Restaurants & Leisure 6.6%
1011778 BC ULC ,
3.88%, 1/15/2028(a) 1,205,000 1,176,139
4.38%, 1/15/2028(a) 800,000 786,064
Carnival Corp. ,
5.13%, 5/1/2029(a) 590,000 590,000
Genting New York LLC ,
7.25%, 10/1/2029(a) 420,000 433,844
Hilton Worldwide Finance
LLC ,
4.88%, 4/1/2027 1,475,000 1,473,996
Kingpin Intermediate Holdings
LLC ,
7.25%, 10/15/2032(a) 435,000 413,326
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Sabre GLBL, Inc. ,
8.63%, 6/1/2027(a) 336,000 340,812
Travel + Leisure Co. ,
6.63%, 7/31/2026(a) 410,000 413,046
5,627,227
Household Durables 1.5%
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(a) 1,230,000 1,244,911
Insurance 4.7%
Alliant Holdings Intermediate
LLC ,
4.25%, 10/15/2027(a) 1,485,000 1,460,345
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 620,000 632,606
APH Somerset Investor 2
LLC ,
7.88%, 11/1/2029(a) 410,000 427,884
Baldwin Insurance Group
Holdings LLC ,
7.13%, 5/15/2031(a) 810,000 840,820
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.13%, 12/15/2051(a)(f) 625,000 613,871
3,975,526
IT Services 0.7%
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 620,000 618,905
Media 6.6%
DirecTV Financing LLC ,
5.88%, 8/15/2027(a) 705,000 704,209
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 1,375,000 1,351,067
DISH Network Corp. ,
11.75%, 11/15/2027(a) 1,255,000 1,328,113
EchoStar Corp. ,
10.75%, 11/30/2029 1,150,000 1,265,195
Lamar Media Corp. ,
5.38%, 11/1/2033(a) 101,000 100,257
Paramount Global ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062(f) 870,000 868,548
5,617,389
Metals & Mining 1.7%
Commercial Metals Co. ,
4.13%, 1/15/2030 575,000 551,647
Fortescue Treasury Pty. Ltd. ,
4.50%, 9/15/2027(a) 860,000 856,078
1,407,725
Mortgage Real Estate Investment Trusts (REITs) 0.2%
EF Holdco ,
7.38%, 9/30/2030(a) 170,000 170,000

68 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federat-
ed High Income Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 8.8%
Chord Energy Corp. ,
6.00%, 10/1/2030(a) 385,000 382,319
Civitas Resources, Inc. ,
5.00%, 10/15/2026(a) 1,250,000 1,243,990
Energean plc ,
6.50%, 4/30/2027(a) 670,000 665,812
Expand Energy Corp. ,
7.00%, 10/1/2024(d) 200,000 680
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 905,000 922,539
Matador Resources Co. ,
6.88%, 4/15/2028(a) 810,000 826,637
Parkland Corp. ,
5.88%, 7/15/2027∞ 1,020,000 0
PBF Holding Co. LLC ,
6.00%, 2/15/2028 320,000 318,033
Permian Resources Operating
LLC ,
8.00%, 4/15/2027(a) 595,000 604,242
SM Energy Co. ,
6.75%, 9/15/2026 625,000 624,787
Venture Global Calcasieu
Pass LLC ,
3.88%, 8/15/2029(a) 1,120,000 1,073,336
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 765,000 791,828
7,454,203
Pharmaceuticals 1.8%
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 1,571,000 1,568,806
Professional Services 0.8%
TriNet Group, Inc. ,
3.50%, 3/1/2029(a) 690,000 645,380
Semiconductors & Semiconductor Equipment 1.2%
Entegris , Inc. ,
4.38%, 4/15/2028(a) 1,070,000 1,046,946
Software 4.5%
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 1,325,000 1,288,621
GoTo Group, Inc. ,
5.50%, 5/1/2028(a) 245,000 198,450
Open Text Corp. ,
3.88%, 2/15/2028(a) 660,000 641,805
3.88%, 12/1/2029(a) 910,000 860,178
PTC, Inc. ,
4.00%, 2/15/2028(a) 855,000 837,086
3,826,140
Specialized REITs 2.0%
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 850,000 845,912
5.25%, 3/15/2028(a) 850,000 848,523
1,694,435
Specialty Retail 1.1%
Global Auto Holdings Ltd. ,
8.38%, 1/15/2029(a) 290,000 283,720
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
PetSmart LLC ,
7.50%, 9/15/2032(a) 660,000 660,981
944,701
Trading Companies & Distributors 1.8%
United Rentals North America,
Inc. ,
4.88%, 1/15/2028 1,580,000 1,575,177
Total Corporate Bonds
(cost $62,757,097)
63,656,569
Loan Participations 7.2%
Broadline Retail 1.1%
Evergreen Acqco 1 LP, First
Lien Term Loan, (CME Term
SOFR 3 Month + 3.00%),
7.03%, 9/17/2032 (f) 220,000 220,000
StubHub Holdco Sub LLC,
First Lien Term Loan B,
(CME Term SOFR 1 Month
+ 4.75%), 8.91%, 9/1/0066
(f) 716,862 709,392
929,392
0
Building Products 2.2%
Foley Products Co. LLC, First
Lien Term Loan, (CME Term
SOFR 1 Month + 4.75%),
8.90%, 12/29/2028 (f) 553,000 555,594
Quikrete Holdings, Inc., First
Lien Term Loan B3, (CME
Term SOFR 1 Month +
2.25%), 6.41%, 2/10/2032
(f) 1,291,754 1,290,876
1,846,470
0
Entain Holdings (Gibraltar)Ltd 1.0%
Entain Holdings (Gibraltar)
Ltd., First Lien Term Loan
B, + 2.25%), 6.37%,
10/31/2029 (f) 855,000 853,983
0
Financial Services 0.5%
Osaic Holdings, Inc., First
Lien Term Loan, (CME Term
SOFR 1 Month + 3.00%),
7.16%, 8/2/2032 (f) 435,000 434,678
0
Insurance 1.0%
Ardonagh Group Finco Pty.
Ltd., First Lien Term Loan B,
(CME Term SOFR 6 Month
+ 2.75%), 6.94%, 2/18/2031
(f) 856,772 851,777
0
Materials 0.5%
Chemours Co. (The), First
Lien Term Loan B, (CME
Term SOFR 1 Month +
3.00%), 7.16%, 8/18/2028
(f) 403,969 402,959
0

NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund) - September 30, 2025 (Unaudited) -
Statement of Investments - 69
Loan Participations
Principal
Amount ($) Value ($)
Professional Services 0.9%
First Advantage Holdings
LLC, First Lien Term Loan
B3, (CME Term SOFR 1
Month + 2.75%), 6.91%,
10/31/2031 (f) 389,319 378,979
VT Topco, Inc., First Lien Term
Loan, (CME Term SOFR
1 Month + 3.00%), 7.16%,
8/9/2030 (f) 429,865 415,894
794,873
0
Total Loan Participations
(cost $6,141,191) 6,114,132
Warrants 0.0%
†
Number of
Warrants
Media 0.0%
†
Audacy , Inc., expiring
9/30/2028 *∞ 189 0
Audacy , Inc., expiring
12/31/2049 *∞ 1,135 0
Total Warrants
(cost $0)
0
Short-Term Investment 0.2%
Principal
Amount ($)
U.S. Treasury Obligation 0.2%
U.S. Treasury Bills, 4.27%,
10/9/2025(e) 200,000 199,819
Total Short-Term Investment
(cost $199,812)
199,819
Total Investments
(cost $81,639,897) — 96.4%
81,922,133
Other assets in excess of
liabilities — 3.6% 3,075,883
NET ASSETS — 100.0%
$ 84,998,016
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2025 was $61,895,645 which represents 72.82% of net
assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2025.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2025.
(d) Security in default.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2025.
CLO Collateralized Loan Obligations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

70 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federat-
ed High Income Bond Fund)
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 11 12/2025 USD 2,292,383 1,189
Total long contracts 1,189
Short Contracts
U.S. Treasury 5 Year Note (61) 12/2025 USD (6,660,914) (8,381)
Total short contracts (8,381)
Net contracts (7,192)
Currency:
USD United States Dollar

NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund) - September 30, 2025 (Unaudited) -
Statement of Investments - 71
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

72 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federat-
ed High Income Bond Fund)
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,883,619 $ – $ 9,883,619
Collateralized Mortgage Obligations – 1,328,603 – 1,328,603
Commercial Mortgage-Backed Securities – 739,391 – 739,391
Common Stock – – – –
Corporate Bonds
Automobile Components – 1,889,623 – 1,889,623
Automobiles – 1,648,045 – 1,648,045
Building Products – 499,578 – 499,578
Chemicals – 514,574 – 514,574
Commercial Services & Supplies – 2,850,395 – 2,850,395
Construction & Engineering – 422,988 – 422,988
Consumer Finance – 1,246,190 – 1,246,190
Consumer Staples Distribution & Retail – 1,037,428 – 1,037,428
Containers & Packaging – 2,097,481 – 2,097,481
Diversified Telecommunication Services – 2,155,428 – 2,155,428
Electric Utilities – 548,220 – 548,220
Electrical Equipment – 1,070,035 – 1,070,035
Energy Equipment & Services – 1,057,942 – 1,057,942
Financial Services – 3,627,665 – 3,627,665
Food Products – 1,414,700 – 1,414,700
Health Care Equipment & Supplies – 2,317,924 – 2,317,924
Health Care Providers & Services – 1,589,647 – 1,589,647
Hotel & Resort REITs – 251,236 – 251,236
Hotels, Restaurants & Leisure – 5,627,226 – 5,627,226
Household Durables – 1,244,911 – 1,244,911
Insurance – 3,975,526 – 3,975,526
IT Services – 618,905 – 618,905
Media – 5,617,389 – 5,617,389
Metals & Mining – 1,407,725 – 1,407,725
Mortgage Real Estate Investment Trusts
(REITs) – 170,000 – 170,000
Oil, Gas & Consumable Fuels – 7,454,202 – 7,454,202
Pharmaceuticals – 1,568,806 – 1,568,806
Professional Services – 645,380 – 645,380
Semiconductors & Semiconductor
Equipment – 1,046,946 – 1,046,946
Software – 3,826,140 – 3,826,140
Specialized REITs – 1,694,435 – 1,694,435
Specialty Retail – 944,702 – 944,702
Trading Companies & Distributors – 1,575,177 – 1,575,177
Total Corporate Bonds $ – $ 63,656,569 $ – $ 63,656,569
Futures Contracts 1,189 – – 1,189
Loan Participations – 6,114,132 – 6,114,132
Short-Term Investment – 199,819 – 199,819
Warrants – – – –
Total Assets $ 1,189 $ 81,922,133 $ – $ 81,923,322
Liabilities:
Futures Contracts $ (8,381) $ – $ – $ (8,381)
Total Liabilities $ (8,381) $ – $ – $ (8,381)
Total $ (7,192) $ 81,922,133 $ – $ 81,914,941
As of September 30, 2025, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund) - September 30, 2025 (Unaudited) -
Statement of Investments - 73
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 1,189
Total $ 1,189
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (8,381)
Total $ (8,381)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

74 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities 26.1%
Principal
Amount ($) Value ($)
Airlines 0.3%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 913,064 873,235
PK Alift Loan Funding 7 LP,
Series 2025-2, Class A,
4.75%, 3/15/2043(a) 415,000 415,056
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 1,106,331 1,137,179
Series 2019-2, Class B,
3.50%, 5/1/2028 76,624 75,068
Volofin Finance Designated
Activity Co., Series 2024-
1A, Class A, 5.94%,
6/15/2037(a) 1,146,953 1,164,968
3,665,506
Automobiles 18.5%
American Credit Acceptance
Receivables Trust
Series 2024-3, Class A,
5.76%, 11/12/2027(a) 145,941 146,074
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 1,813,804 1,825,275
Series 2025-2, Class C,
5.11%, 3/12/2031(a) 1,030,000 1,038,513
AmeriCredit Automobile
Receivables Trust
Series 2024-1, Class A3,
5.43%, 1/18/2029 3,125,000 3,157,587
Series 2023-2, Class B,
5.84%, 7/18/2029 5,365,000 5,473,458
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 374,031 376,458
AutoNation Finance Trust,
Series 2025-1A, Class A2,
4.72%, 4/10/2028(a) 1,518,918 1,522,578
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 3,920,000 3,977,006
Series 2025-1A, Class A,
4.80%, 8/20/2029(a) 295,000 298,812
BMW Vehicle Lease Trust,
Series 2025-1, Class A3,
4.43%, 6/26/2028 1,115,000 1,123,521
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 697,587 702,514
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 1,000,000 1,006,391
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 144,987 145,110
Series 2024-3, Class B,
5.37%, 10/16/2028 635,000 638,606
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-2, Class A3,
4.78%, 12/15/2028 1,365,000 1,370,668
Series 2025-3, Class A3,
4.66%, 1/15/2029 905,000 907,868
Capital One Prime Auto
Receivables Trust
Series 2024-1, Class A2A,
4.61%, 10/15/2027 327,179 327,628
Series 2023-2, Class A3,
5.82%, 6/15/2028 2,775,788 2,811,622
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 3,244,995 3,260,523
Series 2025-2, Class A2A,
4.59%, 7/17/2028 1,720,000 1,727,521
Series 2024-4, Class A3,
4.60%, 10/15/2029 925,000 934,009
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 2,975,000 3,002,751
Carvana Auto Receivables
Trust
Series 2024-P2, Class A3,
5.33%, 7/10/2029 1,590,000 1,604,043
Series 2024-P4, Class A3,
4.64%, 1/10/2030 950,000 956,257
Series 2025-P2, Class A3,
4.55%, 8/12/2030 1,710,000 1,725,587
Series 2025-P3, Class A3,
4.04%, 11/11/2030 1,370,000 1,367,145
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 3,195,000 3,238,357
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 1,760,000 1,764,901
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 2,337,951 2,352,309
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 589,777 597,163
Citizens Auto Receivables
Trust
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 1,061,255 1,067,309
Series 2024-2, Class A3,
5.33%, 8/15/2028(a) 2,255,000 2,273,106
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 6,600,000 6,682,784
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 574,683
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 630,000 637,961
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 1,670,000 1,675,484
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 90,181 90,219

NVIT Loomis Short Term Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 75
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 745,000 748,358
Series 2025-3, Class A2,
4.50%, 4/20/2028(a) 1,255,000 1,261,789
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 1,665,000 1,697,488
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 1,202,995 1,213,259
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 1,169,945 1,177,628
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 2,475,000 2,487,641
Series 2025-4A, Class A3,
4.39%, 9/17/2029 360,000 361,405
Series 2024-4A, Class C,
5.48%, 8/15/2030 555,000 560,129
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A2, 4.83%,
10/16/2028 565,868 567,849
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 2,793,158 2,818,872
Flagship Credit Auto Trust,
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,274,212
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,735,000 1,752,268
Ford Credit Auto Owner Trust,
Series 2023-B, Class A3,
5.23%, 5/15/2028 1,804,284 1,817,414
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 2,174,334 2,187,214
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 121,125 121,171
Series 2023-2A, Class B,
5.52%, 11/15/2027(a) 661,001 661,466
Series 2023-3A, Class B,
5.89%, 1/18/2028(a) 1,654,103 1,658,023
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 1,635,000 1,648,803
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 610,000 616,941
GLS Auto Select Receivables
Trust
Series 2023-2A, Class A2,
6.37%, 6/15/2028(a) 646,152 650,401
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 1,733,843 1,755,341
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 905,776 908,076
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 1,603,754 1,613,123
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 504,168 510,513
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 840,000 845,543
GM Financial Automobile
Leasing Trust
Series 2024-3, Class A3,
4.21%, 10/20/2027 1,550,000 1,552,776
Series 2025-1, Class A3,
4.66%, 2/21/2028 2,315,000 2,335,762
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A3,
4.47%, 2/16/2028 898,788 900,405
Series 2023-4, Class A3,
5.78%, 8/16/2028 2,093,759 2,117,889
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 1,420,648 1,432,396
Series 2024-A, Class A3,
5.37%, 3/15/2029 3,415,000 3,452,129
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,495,806
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 2,490,000 2,536,520
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 1,540,000 1,571,527
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 1,565,000 1,519,230
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 1,517,220 1,524,128
Series 2023-3, Class A3,
5.41%, 2/18/2028 2,516,717 2,535,418
Series 2023-4, Class A3,
5.67%, 6/21/2028 853,398 863,494
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 2,050,000 2,072,671
Hyundai Auto Receivables
Trust
Series 2023-C, Class A3,
5.54%, 10/16/2028 1,301,498 1,315,295
Series 2025-B, Class A3,
4.36%, 12/17/2029 1,430,000 1,443,594
LAD Auto Receivables Trust
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 456,726 457,207
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 755,846 757,686
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 1,708,098 1,719,696

76 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 760,000 776,450
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 1,060,000 1,064,205
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 1,850,000 1,866,769
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 1,250,000 1,267,193
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 2,053,198 2,065,606
NextGear Floorplan Master
Owner Trust, Series 2024-
1A, Class A2, 5.12%,
3/15/2029(a) 1,915,000 1,943,532
Nissan Auto Receivables
Owner Trust, Series 2023-B,
Class A3, 5.93%, 3/15/2028 923,875 931,737
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 2,054,234 2,072,708
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 1,515,000 1,524,614
Prestige Auto Receivables
Trust
Series 2025-1A, Class A2,
4.87%, 12/15/2027(a) 1,725,000 1,727,051
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 3,492,238 3,501,106
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 2,575,000 2,605,485
Series 2024-3, Class A3,
5.63%, 1/16/2029 2,383,312 2,395,459
Series 2023-5, Class B,
6.16%, 12/17/2029 3,950,000 4,021,572
Series 2023-3, Class C,
5.77%, 11/15/2030 1,155,000 1,176,390
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 729,560 731,795
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 1,550,000 1,560,512
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 855,000 857,489
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 407,526 409,189
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 3,037,512 3,059,334
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 1,195,000 1,201,856
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 1,150,000 1,163,279
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 1,980,000 1,995,621
Stellantis Financial
Underwritten Enhanced
Lease Trust, Series 2025-
BA, Class A3, 4.27%,
1/22/2029(a) 3,585,000 3,602,588
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 2,026,107 2,033,448
Series 2023-C, Class A3,
5.16%, 4/17/2028 1,021,561 1,028,049
Series 2024-D, Class A3,
4.40%, 6/15/2029 1,250,000 1,258,534
Toyota Lease Owner Trust
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 3,755,000 3,764,330
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 2,550,000 2,552,151
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 580,000 585,755
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3,
5.81%, 10/20/2026 2,648,145 2,655,131
Volkswagen Auto Loan
Enhanced Trust
Series 2024-1, Class A2A,
4.65%, 11/22/2027 2,079,151 2,084,183
Series 2023-1, Class A3,
5.02%, 6/20/2028 1,389,190 1,398,227
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 48,440 48,481
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 355,000 360,157
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 1,665,000 1,676,852
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 2,115,000 2,126,144
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 540,000 543,726
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 4,815,000 4,879,849
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 455,000 458,212
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 2,196,846 2,213,206
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 1,611,828 1,631,112
Series 2024-2A, Class A1,
4.87%, 6/21/2039(a) 1,491,024 1,506,317

NVIT Loomis Short Term Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 77
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Auto Receivables
Trust
Series 2023-B, Class A3,
4.66%, 5/15/2028 1,571,957 1,575,595
Series 2025-C, Class A2A,
4.19%, 10/16/2028 1,380,000 1,382,760
Series 2023-D, Class A3,
5.79%, 2/15/2029 1,146,907 1,159,794
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,230,000 2,241,977
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,090,000 1,096,796
212,682,683
Credit Card 1.9%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 5,625,000 5,659,968
Citibank Credit Card Issuance
Trust, Series 2025-A1,
Class A, 4.30%, 6/21/2030 5,290,000 5,345,039
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 1,470,000 1,481,516
Mission Lane Credit Card
Master Trust, Series
2024-B, Class A, 5.88%,
1/15/2030(a) 1,355,000 1,368,281
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,067,149
World Financial Network
Credit Card Master Trust
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 5,992,540
Series 2024-A, Class A,
5.47%, 2/15/2031 1,290,000 1,318,036
22,232,529
Equipment Loans & Leases 1.8%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 355,323 357,915
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 2,249,394 2,280,530
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 3,580,573 3,604,234
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 3,858,707 3,878,049
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 5,453,342 5,485,982
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Kubota Credit Owner Trust,
Series 2025-2A, Class A2,
4.48%, 4/17/2028(a) 665,000 668,967
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 1,634,435 1,645,805
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 1,158,064 1,174,707
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 358,791 360,636
SCF Equipment Leasing LLC,
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 597,747 602,089
SCF Equipment Trust LLC,
Series 2025-1A, Class A2,
4.82%, 7/22/2030(a) 565,818 567,630
20,626,544
Other 3.4%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 185,747 187,474
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 394,483 396,838
Affirm Asset Securitization
Trust
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 5,450,000 5,474,863
Series 2024-X2, Class A,
5.22%, 12/17/2029(a) 203,074 203,256
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 413,644 424,622
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 916,010 922,024
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 871,904 913,022
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 1,340,000 1,369,029
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 1,253,142 1,256,855
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 692,593 707,639
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 882,913 897,233
Invesco CLO Ltd., Series
2021-1A, Class A1, 5.58%,
4/15/2034(a)(b) 1,350,000 1,351,362
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 722,991 737,884

78 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 2,350,000 1,960,245
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 510,054 512,680
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 1,225,000 1,252,654
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 960,000 971,743
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 1,640,620 1,656,722
SoFi Consumer Loan Program
Trust
Series 2025-1, Class A,
4.80%, 2/27/2034(a) 1,104,181 1,108,266
Series 2025-2, Class A,
4.82%, 6/25/2034(a) 1,196,203 1,202,449
Stream Innovations Issuer
Trust, Series 2024-
1A, Class A, 6.27%,
7/15/2044(a) 247,173 257,221
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 2,675,000 2,711,952
Tricon American Homes Trust
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,980,920
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 943,816
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,224,933
Verizon Master Trust
Series 2024-4, Class A1A,
5.21%, 6/20/2029 5,866,000 5,915,476
Series 2025-7, Class A1A,
3.96%, 8/20/2031 2,025,000 2,021,294
39,562,472
Student Loan 0.2%
Navient Private Education
Refi Loan Trust, Series
2023-A, Class A, 5.51%,
10/15/2071(a) 2,201,259 2,254,902
Total Asset-Backed Securities
(cost $298,691,021)
301,024,636
Collateralized Mortgage Obligations 0.0%
†
Principal
Amount ($) Value ($)
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 693 686
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 217,029 213,413
Total Collateralized Mortgage Obligations
(cost $221,630)
214,099
Commercial Mortgage-Backed Securities 3.2%
ALA Trust, Series 2025-
OANA, Class A, 5.89%,
6/15/2040(a)(b) 795,000 798,975
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 1,520,000 1,614,561
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 562,649 593,504
BBCMS Mortgage Trust
Series 2020-BID, Class A,
6.41%, 10/15/2037(a)(b) 825,000 824,742
Series 2024-5C25, Class
A3, 5.95%, 3/15/2057 1,485,000 1,554,754
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,677,078
BX Trust
Series 2024-VLT4, Class A,
5.64%, 6/15/2041(a)(b) 1,665,000 1,666,041
Series 2025-VLT7, Class A,
5.85%, 7/15/2044(a)(b) 4,010,000 4,020,025
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 210,000 213,920
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 366,176 336,424
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,545,000 1,411,744
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,232,276
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.67%,
9/10/2035(a)(b) 2,025,000 2,021,174
Extended Stay America Trust,
Series 2025-ESH, Class A,
0.00%, 10/15/2042(a)(b) 440,000 440,825
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K531,
Class AS, 4.88%,
9/25/2029(b) 7,505,439 7,491,367
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 380,000 321,100

NVIT Loomis Short Term Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 79
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 968,374 830,276
Series 2023-SHIP, Class A,
4.47%, 9/10/2038(a)(b) 1,825,000 1,820,940
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.75%,
1/15/2042(a)(b) 1,245,000 1,242,666
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 115,000 118,263
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
6.80%, 2/15/2039(a)(b) 1,270,000 1,244,976
Series 2022-TFLM, Class D,
7.65%, 2/15/2039(a)(b) 2,880,000 2,794,867
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.39%,
12/15/2039(a)(b) 1,055,000 1,056,319
Total Commercial Mortgage-Backed
Securities
(cost $35,840,810) 36,326,817
Corporate Bonds 55.2%
Aerospace & Defense 0.4%
Boeing Co. (The) ,
6.30%, 5/1/2029(d) 1,970,000 2,090,656
Lockheed Martin Corp. ,
4.15%, 8/15/2028 2,880,000 2,897,961
4,988,617
Automobile Components 0.2%
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a)(d) 1,865,000 1,852,302
Automobiles 2.1%
BMW US Capital LLC ,
4.50%, 8/11/2030(a)(d) 4,050,000 4,055,610
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028(d) 5,750,000 5,782,929
Hyundai Capital America ,
4.88%, 11/1/2027(a)(d) 895,000 904,993
4.25%, 9/18/2028(a) 375,000 374,140
5.15%, 3/27/2030(a) 1,915,000 1,954,114
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a)(d) 3,630,000 3,656,235
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a)(d) 2,290,000 2,287,286
5.63%, 9/29/2028(a)(d) 1,750,000 1,751,128
Stellantis Finance US, Inc. ,
5.75%, 3/18/2030(a)(d) 3,230,000 3,285,409
24,051,844
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 11.8%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(e) 1,800,000 1,834,990
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 4,110,000 4,144,699
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d)(e) 1,160,000 1,182,585
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(e) 4,050,000 4,019,932
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a)(d) 2,115,000 2,161,129
4.59%, 10/16/2028(a) 1,825,000 1,841,449
Barclays plc ,
(SOFR + 1.08%), 4.48%,
11/11/2029(e) 2,883,000 2,888,093
BNP Paribas SA ,
(SOFR + 1.45%), 4.79%,
5/9/2029(a)(e) 3,420,000 3,451,851
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(d)(e) 645,000 662,519
CaixaBank SA ,
(SOFR + 1.14%), 4.63%,
7/3/2029(a)(d)(e) 5,745,000 5,785,221
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 2,335,000 2,381,558
(SOFR + 1.03%), 4.86%,
3/30/2029(d)(e) 3,105,000 3,153,157
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(d)(e) 4,855,000 4,892,820
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d)(e) 4,085,000 4,113,252
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028 1,445,000 1,462,090
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(d)(e) 1,645,000 1,676,557
(SOFR + 1.36%), 4.82%,
9/25/2033(a)(e) 4,080,000 4,054,924
Federation des Caisses
Desjardins du Quebec ,
4.57%, 8/26/2030(a)(d) 1,460,000 1,468,077
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d)(e) 1,830,000 1,848,475
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 4,440,000 4,519,151
HSBC USA, Inc. ,
4.65%, 6/3/2028(d) 495,000 502,000

80 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d)(e) 2,115,000 2,225,905
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(d)(e) 2,980,000 3,011,694
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a)(d) 2,275,000 2,283,276
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d)(e) 2,915,000 2,939,906
(SOFR + 1.01%), 5.14%,
1/24/2031(d)(e) 2,585,000 2,669,609
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
4.45%, 9/23/2031(a)(e) 3,170,000 3,153,213
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
4.82%, 6/13/2029(e) 1,375,000 1,394,194
National Australia Bank Ltd. ,
4.31%, 6/13/2028(d) 4,120,000 4,157,359
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(e) 2,880,000 2,908,662
NatWest Markets plc ,
4.79%, 3/21/2028(a)(d) 2,190,000 2,228,386
Norinchukin Bank (The) ,
4.67%, 9/9/2030(a)(d) 1,250,000 1,256,528
PNC Bank NA ,
(SOFR + 0.73%), 4.43%,
7/21/2028(d)(e) 5,085,000 5,110,742
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d)(e) 2,905,000 2,929,034
(SOFR + 0.89%), 4.50%,
8/6/2029(e) 3,100,000 3,124,113
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(e) 885,000 876,750
Societe Generale SA ,
5.25%, 2/19/2027(a) 5,075,000 5,129,885
Svenska Handelsbanken AB ,
5.13%, 5/28/2027(a) 3,100,000 3,160,951
4.38%, 5/23/2028(a) 4,235,000 4,279,692
Swedbank AB ,
6.14%, 9/12/2026(a)(d) 1,370,000 1,395,507
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028 4,555,000 4,614,341
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(e) 4,815,000 4,835,544
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d)(e) 4,050,000 4,063,113
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(e) 1,925,000 1,969,727
(SOFR + 1.50%), 5.15%,
4/23/2031(d)(e) 2,870,000 2,959,834
Wells Fargo Bank NA ,
5.25%, 12/11/2026(d) 2,850,000 2,890,950
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(d) 2,825,000 2,865,647
136,479,091
Beverages 0.4%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 2,235,000 2,308,540
PepsiCo, Inc. ,
4.30%, 7/23/2030(d) 1,830,000 1,841,163
4,149,703
Biotechnology 0.4%
AbbVie, Inc. ,
4.65%, 3/15/2028(d) 4,085,000 4,152,292
Capital Markets 4.5%
Antares Holdings LP ,
3.75%, 7/15/2027(a)(d) 687,000 667,999
6.35%, 10/23/2029(a) 1,060,000 1,083,939
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(a) 700,000 712,283
6.55%, 3/15/2032(a) 410,000 430,248
Ares Strategic Income Fund ,
5.70%, 3/15/2028(d) 1,180,000 1,196,548
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030(d) 715,000 718,658
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 1,160,000 1,179,054
Barings BDC, Inc. ,
5.20%, 9/15/2028 1,540,000 1,529,086
BGC Group, Inc. ,
6.15%, 4/2/2030(a)(d) 605,000 619,842
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(d) 900,000 932,363
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029(d) 555,000 578,622
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(d) 1,365,000 1,408,291
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a)(d) 1,065,000 1,137,844
Carlyle Group, Inc. (The) ,
5.05%, 9/19/2035(d) 905,000 901,835
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 950,000 944,460
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a) 555,000 569,629

NVIT Loomis Short Term Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 81
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(d)(e) 4,150,000 4,239,214
FS KKR Capital Corp. ,
6.13%, 1/15/2030(d) 1,170,000 1,164,775
6.13%, 1/15/2031(d) 195,000 193,197
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(e) 5,410,000 5,451,530
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 595,000 584,544
7.05%, 12/5/2028 1,330,000 1,405,891
6.00%, 7/15/2029(d) 585,000 597,763
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a) 380,000 381,984
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 652,608
6.00%, 6/16/2030 590,000 601,771
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 1,090,000 1,099,912
6.25%, 9/30/2029 600,000 619,354
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 1,105,000 1,150,481
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,255,000 1,238,097
6.50%, 6/4/2027 655,000 669,364
5.40%, 8/15/2028 580,000 582,346
Marex Group plc ,
5.83%, 5/8/2028(d) 1,295,000 1,313,796
6.40%, 11/4/2029(d) 1,390,000 1,433,261
Morgan Stanley ,
(SOFR + 0.86%), 1.51%,
7/20/2027(d)(e) 3,500,000 3,425,016
Morgan Stanley Direct
Lending Fund ,
6.00%, 5/19/2030 805,000 825,253
MSD Investment Corp. ,
6.25%, 5/31/2030(a)(d) 535,000 541,824
New Mountain Finance Corp. ,
6.20%, 10/15/2027 660,000 673,464
6.88%, 2/1/2029 575,000 590,707
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 625,000 621,771
Oaktree Strategic Credit Fund ,
6.19%, 7/15/2030(a)(d) 375,000 383,108
Raymond James Financial,
Inc. ,
4.90%, 9/11/2035(d) 2,100,000 2,076,981
Sixth Street Lending Partners ,
6.50%, 3/11/2029(d) 1,295,000 1,346,146
USAA Capital Corp. ,
4.38%, 6/1/2028(a) 2,855,000 2,881,598
51,356,457
Chemicals 1.7%
Celanese US Holdings LLC ,
6.67%, 7/15/2027(c)(d) 516,000 529,267
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 2,495,000 2,484,536
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Eastman Chemical Co. ,
5.00%, 8/1/2029 960,000 977,634
LYB International Finance III
LLC ,
1.25%, 10/1/2025 3,260,000 3,260,000
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a)(d) 1,435,000 1,460,067
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a)(d) 1,965,000 2,043,603
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028 5,760,000 5,788,474
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a)(d) 2,945,000 3,048,695
19,592,276
Commercial Services & Supplies 0.4%
Clean Harbors, Inc. ,
5.75%, 10/15/2033(a) 1,190,000 1,200,396
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a)(d) 3,045,000 3,102,425
4,302,821
Consumer Finance 3.0%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028(d) 4,100,000 4,162,815
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(d)(e) 965,000 987,759
American Express Co. ,
(SOFR + 1.26%), 4.73%,
4/25/2029(d)(e) 2,890,000 2,935,545
(SOFR + 0.81%), 4.35%,
7/20/2029(e) 2,815,000 2,831,608
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 2,405,000 2,408,188
4.95%, 1/15/2028(a) 2,085,000 2,105,932
4.95%, 10/15/2032(a) 2,500,000 2,469,817
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d)(e) 780,000 803,354
(SOFR + 1.25%), 4.49%,
9/11/2031(d)(e) 1,610,000 1,596,977
Caterpillar Financial Services
Corp. ,
4.60%, 11/15/2027(d) 4,320,000 4,384,605
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 1,995,000 1,995,731
5.05%, 4/4/2028(d) 1,135,000 1,153,246
John Deere Capital Corp. ,
4.65%, 1/7/2028(d) 2,805,000 2,850,838
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 1,190,000 1,210,277
OneMain Finance Corp. ,
6.63%, 5/15/2029 720,000 740,067

82 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 1,665,000 1,664,561
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(d)(e) 720,000 733,655
35,034,975
Consumer Staples Distribution & Retail 0.2%
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 1,835,000 1,835,157
Containers & Packaging 0.2%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028(d) 2,630,000 2,659,487
Diversified REITs 0.1%
VICI Properties LP ,
4.75%, 4/1/2028 630,000 636,569
Diversified Telecommunication Services 0.1%
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 1,420,000 1,475,806
Electric Utilities 4.3%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 2,545,000 2,576,394
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a)(d) 550,000 560,450
Duke Energy Corp. ,
4.85%, 1/5/2027 3,020,000 3,049,326
Enel Finance International NV ,
4.38%, 9/30/2030(a) 4,920,000 4,886,538
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,310,000 4,240,171
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a)(d) 810,000 812,256
Georgia Power Co. ,
4.00%, 10/1/2028(d) 4,425,000 4,424,920
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 4,180,000 4,229,660
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(a) 5,785,000 5,777,643
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027(d) 1,960,000 1,981,314
4.85%, 2/4/2028(d) 4,065,000 4,136,664
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(d) 435,000 441,057
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 3,965,000 4,028,056
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028(d) 2,310,000 2,332,593
RWE Finance US LLC ,
5.13%, 9/18/2035(a) 875,000 863,074
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC ,
5.63%, 2/15/2027(a) 1,750,000 1,751,035
Xcel Energy, Inc. ,
4.75%, 3/21/2028(d) 350,000 354,317
XPLR Infrastructure Operating
Partners LP ,
8.38%, 1/15/2031(a)(d) 2,565,000 2,688,120
49,133,588
Electrical Equipment 0.2%
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a)(d) 2,555,000 2,580,027
Electronic Equipment, Instruments & Components 0.3%
Flex Ltd. ,
6.00%, 1/15/2028(d) 2,845,000 2,939,127
Energy Equipment & Services 0.4%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(d) 2,990,000 2,977,399
WBI Operating LLC ,
6.25%, 10/15/2030(a) 1,615,000 1,613,991
4,591,390
Entertainment 0.1%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029(d) 760,000 786,865
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(d) 397,000 391,541
1,178,406
Financial Services 1.9%
Apollo Global Management,
Inc. ,
5.15%, 8/12/2035(d) 840,000 844,192
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a)(d) 3,010,000 3,078,941
Block, Inc. ,
5.63%, 8/15/2030(a)(d) 1,810,000 1,833,852
Enact Holdings, Inc. ,
6.25%, 5/28/2029(d) 2,545,000 2,661,136
Essent Group Ltd. ,
6.25%, 7/1/2029(d) 1,125,000 1,178,454
Freedom Mortgage Holdings
LLC ,
7.88%, 4/1/2033(a)(d) 1,215,000 1,251,665
Nationstar Mortgage Holdings,
Inc. ,
6.50%, 8/1/2029(a) 1,555,000 1,595,256
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d)(e) 1,645,000 1,682,453
(SOFR + 1.06%), 4.65%,
7/14/2029(a)(d)(e) 2,090,000 2,107,076
4.35%, 9/30/2030(a) 2,285,000 2,276,431
Rocket Cos., Inc. ,
6.13%, 8/1/2030(a)(d) 3,035,000 3,114,881
21,624,337

NVIT Loomis Short Term Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 83
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.5%
Conagra Brands, Inc. ,
5.30%, 10/1/2026(d) 4,125,000 4,166,962
General Mills, Inc. ,
4.70%, 1/30/2027(d) 2,175,000 2,191,763
6,358,725
Gas Utilities 0.3%
Spire, Inc. ,
5.30%, 3/1/2026 3,985,000 4,001,797
Health Care Equipment & Supplies 0.4%
Smith & Nephew plc ,
5.15%, 3/20/2027(d) 3,040,000 3,081,005
Solventum Corp. ,
5.45%, 2/25/2027(d) 1,208,000 1,227,602
4,308,607
Health Care Providers & Services 0.8%
Elevance Health, Inc. ,
4.00%, 9/15/2028 2,570,000 2,558,764
UnitedHealth Group, Inc. ,
4.40%, 6/15/2028(d) 5,765,000 5,821,139
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(d) 1,310,000 1,308,726
9,688,629
Health Care REITs 0.1%
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 1,680,000 1,705,567
Health Care Technology 0.1%
IQVIA, Inc. ,
6.25%, 2/1/2029(d) 1,295,000 1,363,162
Hotels, Restaurants & Leisure 1.6%
Carnival Corp. ,
5.75%, 3/15/2030(a)(d) 4,095,000 4,180,938
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 2,985,000 2,996,433
Hyatt Hotels Corp. ,
5.75%, 1/30/2027(d) 1,840,000 1,874,647
5.25%, 6/30/2029(d) 1,000,000 1,025,616
Las Vegas Sands Corp. ,
5.63%, 6/15/2028(d) 2,125,000 2,172,495
Marriott International, Inc. ,
4.20%, 7/15/2027(d) 5,790,000 5,807,931
18,058,060
Household Durables 0.0%
†
Whirlpool Corp. ,
6.13%, 6/15/2030(d) 470,000 473,681
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co. ,
Series A, 4.25%,
10/1/2030(d) 595,000 591,412
Insurance 7.3%
American National Global
Funding ,
5.25%, 6/3/2030(a) 2,885,000 2,941,929
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Athene Global Funding ,
4.83%, 5/9/2028(a)(d) 4,680,000 4,734,850
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a)(d) 3,055,000 3,106,258
Brown & Brown, Inc. ,
4.70%, 6/23/2028(d) 1,940,000 1,958,522
CNO Global Funding ,
5.88%, 6/4/2027(a)(d) 3,065,000 3,144,463
4.38%, 9/8/2028(a) 1,815,000 1,815,761
Corebridge Global Funding ,
4.65%, 8/20/2027(a)(d) 3,100,000 3,134,491
4.25%, 8/21/2028(a)(d) 5,790,000 5,792,486
Equitable America Global
Funding ,
4.65%, 6/9/2028(a)(d) 4,000,000 4,046,794
F&G Global Funding ,
5.88%, 6/10/2027(a)(d) 3,025,000 3,102,899
4.65%, 9/8/2028(a)(d) 525,000 526,859
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 1,190,000 1,190,752
Fortitude Group Holdings LLC ,
6.25%, 4/1/2030(a)(d) 670,000 695,660
GA Global Funding Trust ,
4.40%, 9/23/2027(a)(d) 2,845,000 2,850,761
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a)(d) 1,495,000 1,526,047
4.70%, 6/5/2028(a)(d) 1,335,000 1,350,041
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a)(d) 3,265,000 3,298,533
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a)(d) 4,850,000 4,932,103
New York Life Global Funding ,
4.15%, 7/25/2028(a)(d) 2,880,000 2,891,883
NLG Global Funding ,
4.35%, 9/15/2030(a) 4,045,000 4,002,607
Northwestern Mutual Global
Funding ,
4.13%, 8/25/2028(a) 5,790,000 5,812,971
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a)(d) 4,145,000 4,198,683
RGA Global Funding ,
4.35%, 8/25/2028(a) 5,790,000 5,795,925
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a)(d) 2,000,000 2,033,869
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a) 2,665,000 2,676,118
SiriusPoint Ltd. ,
7.00%, 4/5/2029 1,685,000 1,781,034
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 4,725,000 4,755,740
84,098,039

84 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0.2%
CGI, Inc. ,
4.95%, 3/14/2030(a) 2,545,000 2,590,948
Life Sciences Tools & Services 0.2%
Illumina, Inc. ,
4.65%, 9/9/2026 2,585,000 2,596,840
Machinery 0.9%
CNH Industrial Capital LLC ,
4.50%, 10/8/2027 2,920,000 2,937,451
4.75%, 3/21/2028 1,395,000 1,410,551
4.50%, 10/16/2030 2,655,000 2,649,449
Cummins, Inc. ,
4.25%, 5/9/2028 2,420,000 2,438,163
Weir Group, Inc. ,
5.35%, 5/6/2030(a) 1,370,000 1,409,381
10,844,995
Media 0.1%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(d) 1,605,000 1,684,276
Metals & Mining 0.2%
Cleveland-Cliffs, Inc. ,
6.88%, 11/1/2029(a)(d) 1,090,000 1,110,782
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a)(d) 1,485,000 1,555,996
2,666,778
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Starwood Property Trust, Inc. ,
5.75%, 1/15/2031(a) 2,415,000 2,413,498
Multi-Utilities 1.2%
Ameren Corp. ,
5.70%, 12/1/2026 4,175,000 4,240,404
Dominion Energy, Inc. ,
4.60%, 5/15/2028(d) 3,390,000 3,424,107
DTE Energy Co. ,
4.95%, 7/1/2027(d) 2,505,000 2,536,879
Sempra ,
5.40%, 8/1/2026(d) 2,260,000 2,279,917
WEC Energy Group, Inc. ,
5.60%, 9/12/2026(d) 1,439,000 1,458,006
13,939,313
Office REITs 0.1%
COPT Defense Properties LP ,
4.50%, 10/15/2030 655,000 650,681
Oil, Gas & Consumable Fuels 2.4%
APA Corp. ,
6.10%, 2/15/2035(d) 1,765,000 1,803,829
California Resources Corp. ,
8.25%, 6/15/2029(a) 1,680,000 1,751,980
Chord Energy Corp. ,
6.00%, 10/1/2030(a)(d) 1,235,000 1,226,401
Civitas Resources, Inc. ,
9.63%, 6/15/2033(a)(d) 1,735,000 1,832,519
Crescent Energy Finance
LLC ,
7.63%, 4/1/2032(a)(d) 855,000 849,095
8.38%, 1/15/2034(a)(d) 835,000 846,020
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc. ,
4.60%, 6/20/2028(d) 2,817,000 2,850,087
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a)(d) 3,540,000 3,608,605
Kinetik Holdings LP ,
6.63%, 12/15/2028(a)(d) 3,215,000 3,299,947
Northern Oil & Gas, Inc. ,
7.88%, 10/15/2033(a) 1,320,000 1,314,777
Occidental Petroleum Corp. ,
5.20%, 8/1/2029 2,920,000 2,962,918
Sunoco LP ,
5.63%, 3/15/2031(a)(d) 2,795,000 2,774,381
Viper Energy Partners LLC ,
4.90%, 8/1/2030(d) 2,160,000 2,176,106
27,296,665
Paper & Forest Products 0.2%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a) 2,765,000 2,788,630
Passenger Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a)(d) 595,000 589,600
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 251,096
840,696
Pharmaceuticals 0.4%
EMD Finance LLC ,
4.13%, 8/15/2028(a) 4,055,000 4,056,427
Residential REITs 0.1%
Essential Properties LP ,
5.40%, 12/1/2035(d) 690,000 692,589
Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc. ,
4.25%, 6/15/2028(d) 2,300,000 2,316,108
Microchip Technology, Inc. ,
4.90%, 3/15/2028(d) 4,140,000 4,200,759
NXP BV ,
4.30%, 8/19/2028 1,210,000 1,211,730
7,728,597
Software 0.6%
Oracle Corp. ,
4.45%, 9/26/2030 5,770,000 5,767,169
Roper Technologies, Inc. ,
4.25%, 9/15/2028(d) 895,000 899,181
6,666,350
Specialized REITs 0.9%
American Tower Corp. ,
4.90%, 3/15/2030(d) 3,005,000 3,064,321
Extra Space Storage LP ,
5.70%, 4/1/2028(d) 1,010,000 1,043,141
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 4.90%,
4/16/2027(e) 6,145,000 6,164,340
10,271,802

NVIT Loomis Short Term Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 85
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0.3%
AutoNation, Inc. ,
4.50%, 10/1/2025 465,000 465,000
Lowe's Cos., Inc. ,
4.80%, 4/1/2026(d) 2,910,000 2,917,459
3,382,459
Technology Hardware, Storage & Peripherals 1.5%
Dell International LLC ,
4.75%, 4/1/2028(d) 4,035,000 4,094,162
4.50%, 2/15/2031 4,040,000 4,030,661
Hewlett Packard Enterprise
Co. ,
4.15%, 9/15/2028(d) 5,775,000 5,768,471
4.55%, 10/15/2029(d) 2,930,000 2,945,863
16,839,157
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. ,
5.50%, 6/13/2030(d) 2,555,000 2,602,674
Tobacco 0.1%
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a)(d) 1,460,000 1,469,381
Trading Companies & Distributors 0.6%
Aircastle Ltd. ,
6.50%, 7/18/2028(a) 1,010,000 1,061,348
GATX Corp. ,
5.40%, 3/15/2027(d) 1,490,000 1,511,562
TTX Co. ,
5.50%, 9/25/2026(a)(d) 3,965,000 4,015,096
6,588,006
Water Utilities 0.2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027(d) 2,445,000 2,472,562
Total Corporate Bonds
(cost $628,856,470)
636,345,275
Mortgage-Backed Securities 0.9%
FHLMC Non Gold Pool
Pool# 1Q0648
6.78%, 6/1/2037(b) 54,677 56,220
Pool# 1B3601
7.57%, 10/1/2037(b) 80,139 82,214
FNMA Pool
Pool# 747271
6.54%, 7/1/2034(b) 117,702 120,652
Pool# 886345
6.31%, 8/1/2036(b) 24,409 24,939
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,169,413 1,993,620
Pool# BN0906
4.00%, 11/1/2048 2,336,840 2,243,408
Pool# MA4700
4.00%, 8/1/2052 3,274,715 3,094,990
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4803
3.50%, 11/1/2052 3,013,323 2,757,194
Total Mortgage-Backed Securities
(cost $10,315,905)
10,373,237
U.S. Treasury Obligations 13.6%
U.S. Treasury Notes
4.63%, 6/30/2026 (d) 8,955,000 9,008,590
3.75%, 6/30/2027 57,100,000 57,202,602
3.63%, 8/31/2027 90,933,400 90,929,848
Total U.S. Treasury Obligations
(cost $156,870,903)
157,141,040
Repurchase Agreements 11.4%
Bank of America NA
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $12,001,400,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 3.50%, maturing
2/25/2044 - 11/1/2051;
total market value
$12,240,000. (f) 12,000,000 12,000,000
BNP Paribas Securities
Corp.
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $30,003,492,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
10/31/2026 - 2/15/2055;
total market value
$30,600,004. (f) 30,000,000 30,000,000
BofA Securities, Inc.
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$4,000,467, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00%
- 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$4,080,000. (f) 4,000,000 4,000,000

86 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$3,877,098, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$3,954,177. (f) 3,876,644 3,876,644
Cantor Fitzgerald & Co.
4.22%, dated
9/30/2025, due
10/1/2025, repurchase
price $22,002,579,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$22,440,001. (f) 22,000,000 22,000,000
CF Secured, LLC
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $35,004,083,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.39%
- 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$35,704,165. (f) 35,000,000 35,000,000
Citi Global Market, Inc.
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $15,001,746,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$15,300,003. (f) 15,000,000 15,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $10,001,167,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$10,205,272. (f) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $131,876,644)
131,876,644
Total Investments
(cost $1,262,673,383) — 110.4%
1,273,301,748
Liabilities in excess of other
assets — (10.4)% (119,965,301)
NET ASSETS — 100.0%
$ 1,153,336,447
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2025 was $491,666,606 which represents 42.63% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2025.
(d) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $174,467,458, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $131,876,644 and by
$48,536,223 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 5.38%, and maturity dates ranging from 10/23/2025 -
2/15/2055, a total value of $180,412,867.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2025.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$131,876,644.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust

NVIT Loomis Short Term Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 87
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 183 12/2025 USD 38,136,914 19,782
Total long contracts 19,782
Short Contracts
U.S. Treasury 5 Year Note (32) 12/2025 USD (3,494,250) (4,397)
U.S. Treasury 10 Year Note (339) 12/2025 USD (38,137,500) (23,525)
U.S. Treasury 10 Year Ultra Note (13) 12/2025 USD (1,496,016) 11,962
Total short contracts (15,960)
Net contracts 3,822
Currency:
USD United States Dollar

88 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Loomis Short Term Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 89
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs,
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 301,024,636 $ – $ 301,024,636
Collateralized Mortgage Obligations – 214,099 – 214,099
Commercial Mortgage-Backed Securities – 36,326,817 – 36,326,817
Corporate Bonds – 636,345,275 – 636,345,275
Futures Contracts 31,744 – – 31,744
Mortgage-Backed Securities – 10,373,237 – 10,373,237
Repurchase Agreements – 131,876,644 – 131,876,644
U.S. Treasury Obligations – 157,141,040 – 157,141,040
Total Assets $ 31,744 $ 1,273,301,748 $ – $ 1,273,333,492
Liabilities:
Futures Contracts $ (27,922) $ – $ – $ (27,922)
Total Liabilities $ (27,922) $ – $ – $ (27,922)
Total $ 3,822 $ 1,273,301,748 $ – $ 1,273,305,570
Collateralized
Mortgage
Obligation Total
Balance as of 12/31/2024 $ — $ —
Accrued Accretion/(Amortization) (115) (115)
Realized Gains (Losses) (37) (37)
Purchases — —
Sales (4,559) (4,559)
Change in Unrealized Appreciation/Depreciation 4,711 4,711
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 9/30/2025 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2025 $ 4,711 $ 4,711

90 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2025 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of September 30, 2025, the Fund had no open swap contracts.
(b) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options

NVIT Loomis Short Term Bond Fund - September 30, 2025 (Unaudited) - Statement of Investments - 91
traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of September 30, 2025, the Fund had no open option contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

92 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Loomis Short Term Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 31,744
Total $ 31,744
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (27,922)
Total $ (27,922)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Inflation Managed Fund - September 30, 2025 (Unaudited) - Statement of Investments - 93
Asset-Backed Securities 6.5%
Principal
Amount ($) Value ($)
Automobiles 5.4%
Avis Budget Rental Car
Funding AESOP LLC,
5.36%, 06/20/30(a) 100,000 103,424
Bridgecrest Lending Auto
Securitization Trust, 5.34%,
04/17/28 175,751 176,523
CarMax Auto Owner Trust,
4.35%, 07/15/30 30,000 30,245
Carvana Auto Receivables
Trust, 4.04%, 11/11/30 35,000 34,927
Credit Acceptance Auto Loan
Trust, 5.71%, 07/16/35(a) 100,000 102,062
Drive Auto Receivables Trust,
4.99%, 09/15/32 37,000 37,122
Exeter Automobile
Receivables Trust, 5.09%,
10/15/31 87,000 87,384
GM Financial Automobile
Leasing Trust, 4.17%,
08/21/28 100,000 100,375
GM Financial Consumer
Automobile Receivables
Trust, 4.59%, 07/17/28 142,000 142,873
Hertz Vehicle Financing III
LLC, 5.06%, 12/26/29(a) 100,000 101,491
Honda Auto Receivables
Owner Trust, 4.04%,
02/21/30 100,000 100,209
Mercedes-Benz Auto Lease
Trust, 4.69%, 02/18/31 15,000 15,249
Nissan Auto Receivables
Owner Trust, 4.49%,
12/17/29 100,000 101,193
Santander Drive Auto
Receivables Trust, 4.85%,
01/16/29 100,000 100,346
SFS Auto Receivables
Securitization Trust, 4.94%,
01/21/31(a) 120,000 121,885
Toyota Lease Owner Trust,
3.96%, 11/20/28(a) 45,000 45,038
Volkswagen Auto Lease Trust,
4.01%, 01/22/29 50,000 50,069
1,450,415
Equipment Loans & Leases 0.4%
SCF Equipment Leasing LLC,
5.56%, 04/20/32(a) 100,000 103,371
Other 0.7%
AMSR Trust, 2.33%,
10/17/38(a) 100,000 96,856
Stream Innovations Issuer
Trust, 5.05%, 09/15/45(a) 84,353 85,138
181,994
Total Asset-Backed Security
(cost  $1,726,145) 1,735,780
Collateralized Mortgage Obligation 1.1%
Principal
Amount ($) Value ($)
Financial Services 1.1%
FHLMC, 1.25%, 07/25/50 371,259 290,255
Total Collateralized Mortgage Obligation
(cost  $279,773) 290,255
Commercial Mortgage-Backed Security 0.8%
Commercial Services & Supplies 0.8%
Duncan Hill, Inc., 4.23%,
08/01/32∞ 205,000 203,623
Total Commercial Mortgage-Backed Security
(cost  $202,854) 203,623
Corporate Bond
Corporate Bonds 29.1%
Aerospace & Defense 0.8%
Boeing Co. (The), 6.39%,
05/01/31 100,000 108,912
RTX Corp., 5.75%, 01/15/29 100,000 104,803
213,715
Automobiles 0.4%
Hyundai Capital America,
1.80%, 01/10/28(a) 100,000 94,558
Banks 7.7%
Bank of America Corp.,
1.90%, 07/23/31 300,000 267,963
Barclays plc, 5.37%, 02/25/31 200,000 206,231
Citibank NA, 5.80%, 09/29/28 250,000 262,226
Fifth Third Bancorp, 2.55%,
05/05/27 100,000 97,643
HSBC Holdings plc, 3.97%,
05/22/30 200,000 196,972
Huntington Bancshares, Inc.,
5.27%, 01/15/31 125,000 128,833
KeyCorp, 5.12%, 04/04/31 100,000 102,679
M&T Bank Corp., 5.18%,
07/08/31 5,000 5,121
PNC Financial Services
Group, Inc. (The), 5.30%,
01/21/28 125,000 126,853
Santander UK Group Holdings
plc, 6.53%, 01/10/29 200,000 209,324
Societe Generale SA, 1.79%,
06/09/27(a) 200,000 196,370
Truist Financial Corp., 5.44%,
01/24/30 125,000 129,338
Wells Fargo & Co., 2.88%,
10/30/30 150,000 142,020
2,071,573
Biotechnology 0.4%
AbbVie, Inc., 3.20%, 11/21/29 125,000 120,594
Capital Markets 2.1%
Goldman Sachs Group, Inc.
(The), 2.62%, 04/22/32 200,000 181,444
Morgan Stanley, 5.17%,
01/16/30 175,000 179,861

94 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
  Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nomura Holdings, Inc.,
2.33%, 01/22/27 200,000 195,044
556,349
Construction & Engineering 0.1%
Quanta Services, Inc., 5.10%,
08/09/35 25,000 25,064
Consumer Finance 2.7%
AerCap Ireland Capital DAC,
2.45%, 10/29/26 175,000 171,935
American Express Co.,
5.04%, 07/26/28 125,000 127,133
Avolon Holdings Funding Ltd.,
4.38%, 05/01/26(a) 250,000 249,832
Capital One Financial Corp.,
5.46%, 07/26/30 100,000 103,525
General Motors Financial Co.,
Inc., 2.35%, 01/08/31 75,000 66,446
718,871
Diversified REITs 0.3%
WP Carey, Inc., 2.40%,
02/01/31 100,000 89,658
Diversified Telecommunication Services 0.8%
AT&T, Inc., 1.65%, 02/01/28 125,000 118,338
Verizon Communications, Inc.,
5.40%, 07/02/37(a) 108,000 109,724
228,062
Electric Utilities 4.9%
Atlantic City Electric Co.,
4.00%, 10/15/28 125,000 124,769
Cleveland Electric Illuminating
Co. (The), 3.50%,
04/01/28(a) 125,000 122,764
Duke Energy Carolinas LLC,
6.45%, 10/15/32 125,000 138,343
Duquesne Light Holdings, Inc.,
2.53%, 10/01/30(a) 100,000 89,878
Fells Point Funding Trust,
3.05%, 01/31/27(a) 125,000 122,975
Fortis, Inc., 3.06%, 10/04/26 100,000 98,849
Georgia Power Co., 4.85%,
03/15/31 125,000 128,348
NextEra Energy Capital
Holdings, Inc., 2.25%,
06/01/30 125,000 114,128
NRG Energy, Inc., 5.41%,
10/15/35(a) 5,000 5,017
Pacific Gas and Electric Co.,
5.70%, 03/01/35 125,000 128,040
Southern California Edison
Co., 5.45%, 03/01/35 125,000 126,508
Southwestern Electric Power
Co., 4.10%, 09/15/28 100,000 99,679
1,299,298
Financial Services 0.8%
Fiserv, Inc., 5.35%, 03/15/31 100,000 103,992
Global Payments, Inc., 2.15%,
01/15/27 125,000 121,797
225,789
  Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.4%
Bunge Ltd. Finance Corp.,
5.15%, 08/04/35 50,000 50,589
JBS USA Holding Lux Sarl ,
5.50%, 01/15/36(a) 45,000 45,955
96,544
Ground Transportation 0.4%
Penske Truck Leasing Co. LP,
5.55%, 05/01/28(a) 100,000 102,972
Uber Technologies, Inc.,
4.80%, 09/15/35 10,000 9,909
112,881
Health Care Providers & Services 0.7%
Cigna Group (The), 5.25%,
01/15/36 50,000 50,637
HCA, Inc., 4.13%, 06/15/29 125,000 123,917
174,554
Hotels, Restaurants & Leisure 0.4%
Expedia Group, Inc., 3.25%,
02/15/30 100,000 95,545
Insurance 0.0%
†
Brown & Brown, Inc., 5.25%,
06/23/32 5,000 5,127
Media 1.0%
Comcast Corp., 4.15%,
10/15/28 125,000 125,367
Time Warner Cable
Enterprises LLC, 8.38%,
07/15/33 125,000 146,648
272,015
Metals & Mining 0.3%
Glencore Funding LLC,
2.50%, 09/01/30(a) 100,000 91,225
Multi-Utilities 0.5%
Sempra, 3.70%, 04/01/29 125,000 122,487
Oil, Gas & Consumable Fuels 1.2%
Cheniere Energy Partners LP,
5.55%, 10/30/35(a) 20,000 20,432
Enbridge, Inc., 5.70%,
03/08/33 100,000 105,236
Energy Transfer LP, 5.25%,
07/01/29 100,000 102,901
MPLX LP, 4.25%, 12/01/27 100,000 100,098
328,667
Residential REITs 0.3%
UDR, Inc., 2.10%, 08/01/32 100,000 85,250
Retail REITs 0.5%
NNN REIT, Inc., 4.60%,
02/15/31 50,000 50,187
Regency Centers LP, 2.95%,
09/15/29 100,000 95,480
145,667
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc., 4.11%,
09/15/28 125,000 125,387
Marvell Technology, Inc.,
5.45%, 07/15/35 32,000 32,990

NVIT J.P. Morgan Inflation Managed Fund - September 30, 2025 (Unaudited) - Statement of Investments - 95
  Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV, 2.50%, 05/11/31 100,000 89,767
248,144
Software 0.4%
Oracle Corp., 4.80%, 09/26/32 100,000 100,120
Specialized REITs 0.4%
American Tower Corp.,
1.45%, 09/15/26 100,000 97,577
Tobacco 0.7%
Altria Group, Inc., 2.45%,
02/04/32 100,000 88,027
BAT Capital Corp., 2.26%,
03/25/28 100,000 95,561
183,588
Total Corporate Bond
(cost  $7,667,016) 7,802,922
Foreign Government Security 0.8%
Financial Services 0.8%
United Mexican States,
6.00%, 05/13/30 200,000 209,960
Total Foreign Government Security
(cost  $205,284) 209,960
Mortgage-Backed Securities 16.0%
Financial Services 16.0%
FHLMC UMBS, 2.50%,
08/01/51 1,049,497 952,221
FNMA, 4.42%, 08/01/32 1,103,859 1,111,087
FNMA UMBS, 2.50%,
01/01/52 744,699 711,667
FNMA/FHLMC UMBS, 30
Year, Single Family, 6.00%,
10/25/55 1,020,000 1,024,678
GNMA, 4.00%, 09/20/50 525,111 480,421
4,280,074
Total Mortgage-Backed Security
(cost  $4,213,557) 4,280,074
U.S. Treasury Obligations 40.7%
U.S. Treasury Inflation Linked
Notes
0.38%, 07/15/2027 1,366,842 1,357,551
2.38%, 10/15/2028 2,014,477 2,098,241
1.63%, 04/15/2030 1,608,490 1,633,124
1.88%, 07/15/2035 2,484,993 2,505,112
U.S. Treasury Notes, 3.75%,
04/15/2028 3,300,000 3,310,054
Total U.S. Treasury Obligations
(cost $10,902,991) 10,904,082
Total Investments
(cost $25,197,620) — 95.0% 25,426,696
Other assets in excess of liabilities — 5.0% 1,351,910
NET ASSETS — 100.0%
$ 26,778,606
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2025 was $2,010,967 which represents 7.51% of net assets.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
UMBS Uniform Mortgage-Backed Securities

96 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
45-V1 1.00 Quarterly 12/20/2030 0.52 USD 3,610,000 (81,312) (1,299) (82,611)
(81,312) (1,299) (82,611)
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Inflation-Linked swap contracts outstanding as of September 30, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Month1 Month USCPI At
Termination
2.43% At
Termination Rec 5/7/2035 USD 175,000 (95) 1,679 1,584
1 Month1 Month USCPI At
Termination
2.92% At
Termination Rec 9/18/2027 USD 1,315,000 (1,441) 725 (716)
1 Month1 Month USCPI At
Termination
2.56% At
Termination Rec 8/4/2035 USD 600,000 – 292 292
1 Month1 Month USCPI At
Termination
2.65% At
Termination Rec 8/4/2030 USD 165,000 – 187 187
1 Month1 Month USCPI At
Termination
2.66% At
Termination Rec 8/5/2030 USD 220,000 – 85 85
1 Month1 Month USCPI At
Termination
2.74% At
Termination Rec 9/15/2028 USD 370,000 – 182 182
1 Month1 Month USCPI At
Termination
2.50% At
Termination Rec 6/3/2035 USD 145,000 – 740 740
1 Month1 Month USCPI At
Termination
2.49% At
Termination Rec 6/6/2030 USD 540,000 – 4,053 4,053
1 Month1 Month USCPI At
Termination
2.42% At
Termination Rec 4/29/2035 USD 3,650,000 – 34,915 34,915
1 Month1 Month USCPI At
Termination
2.52% At
Termination Rec 8/6/2035 USD 120,000 – 527 527
1 Month1 Month USCPI At
Termination
2.80% At
Termination Rec 8/13/2028 USD 3,725,000 (2,627) 2,104 (523)
1 Month1 Month USCPI At
Termination
2.48% At
Termination Rec 7/2/2035 USD 175,000 – 1,244 1,244

NVIT J.P. Morgan Inflation Managed Fund - September 30, 2025 (Unaudited) - Statement of Investments - 97
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Month1 Month USCPI At
Termination
2.54% At
Termination Rec 7/7/2030 USD 380,000 – 2,259 2,259
Total unrealized appreciation (4,163) 48,992 44,829
1 Month1 Month USCPI At
Termination
2.70% At
Termination Rec 8/1/2030 USD 3,380,000 – (3,638) (3,638)
1 Month1 Month USCPI At
Termination
2.84% At
Termination Rec 8/1/2028 USD 1,235,000 – (992) (992)
1 Month1 Month USCPI At
Termination
2.68% At
Termination Rec 8/13/2030 USD 560,000 – (536) (536)
1 Month1 Month USCPI At
Termination
2.68% At
Termination Rec 7/24/2030 USD 220,000 – (70) (70)
Total unrealized depreciation – (5,236) (5,236)
Net unrealized appreciation (4,163) 43,756 39,593
– – –
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 4.03% Annual Pay 4/29/2035 USD 1,900,000 – 8,014 8,014
Net unrealized appreciation – 8,014 8,014
Currency:
USD United States dollar
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
United States Consumer Price Index (USCPI) 3.24%
Secured Overnight Financing Rate 4.24%

98 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 8 12/2025 USD 873,562 (1,074)
U.S. Treasury 10 Year Note 39 12/2025 USD 4,387,500 16,774
U.S. Treasury Long Bond 1 12/2025 USD 116,594 (1,345)
Total long contracts 14,355
Short Contracts
U.S. Treasury 2 Year Note (1) 12/2025 USD (208,398) (25)
U.S. Treasury 10 Year Ultra Note (3) 12/2025 USD (345,234) 183
U.S. Treasury Ultra Bond (4) 12/2025 USD (480,250) (12,788)
Total short contracts (12,630)
Net contracts 1,725
Currency:
USD United States Dollar

NVIT J.P. Morgan Inflation Managed Fund - September 30, 2025 (Unaudited) - Statement of Investments - 99
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,735,780 $ – $ 1,735,780
Collateralized Mortgage Obligation – 290,255 – 290,255
Commercial Mortgage-Backed Security – – 203,623 203,623
Corporate Bonds – 7,802,922 – 7,802,922
Foreign Government Security – 209,960 – 209,960
Futures Contracts 16,957 – – 16,957
Inflation-linked Swaps† – 48,992 – 48,992
Interest Rate Swaps† – 8,014 – 8,014
Mortgage-Backed Securities – 4,280,074 – 4,280,074

100 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 10,904,082 $ – $ 10,904,082
Total Assets $ 16,957 $ 25,280,079 $ 203,623 $ 25,500,659
Liabilities:
Credit Default Swaps† $ – $ (1,299) $ – $ (1,299)
Futures Contracts (15,232) – – (15,232)
Inflation-linked Swaps† – (5,236) – (5,236)
Total Liabilities $ (15,232) $ (6,535) $ – $ (21,767)
Total $ 1,725 $ 25,273,544 $ 203,623 $ 25,478,892
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT J.P. Morgan Inflation Managed Fund - September 30, 2025 (Unaudited) - Statement of Investments - 101
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2025 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

102 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Swap Contracts†
Interest rate risk Unrealized appreciation on centrally cleared swap contracts $ 57,006
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 16,957
Total $ 73,963
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (1,299)
Interest rate risk Unrealized depreciation on centrally cleared swap contracts (5,236)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (15,232)
Total $ (21,767)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0 .4%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 132,760 136,461
Series 2023-1, Class A,
5.80%, 1/15/2036 96,096 99,380
Series 2024-1, Class AA,
5.45%, 2/15/2037 96,552 99,316
Series 2024-1, Class A,
5.88%, 2/15/2037 24,138 24,623
359,780
Automobiles 0 .3%
CarMax Auto Owner Trust,
Series 2024-2, Class A3,
5.50%, 1/16/2029 1,000,000 1,014,335
GM Financial Consumer
Automobile Receivables
Trust, Series 2024-4, Class
A3, 4.40%, 8/16/2029 750,000 755,163
Honda Auto Receivables
Owner Trust, Series 2024-3,
Class A3, 4.57%, 3/21/2029 500,000 503,968
Nissan Auto Receivables
Owner Trust
Series 2024-B, Class A3,
4.34%, 3/15/2029 2,000,000 2,009,350
Series 2025-A, Class A4,
4.57%, 11/15/2030 400,000 406,972
Santander Drive Auto
Receivables Trust
Series 2024-1, Class B,
5.23%, 12/15/2028 210,000 211,183
Series 2023-2, Class C,
5.47%, 12/16/2030 600,000 608,718
Toyota Auto Receivables
Owner Trust, Series
2025-B, Class A3, 4.34%,
11/15/2029 100,000 100,815
World Omni Auto Receivables
Trust, Series 2025-C, Class
A3, 4.08%, 11/15/2030 300,000 300,914
5,911,418
Credit Card 0 .1%
American Express Credit
Account Master Trust
Series 2024-3, Class A,
4.65%, 7/15/2029 550,000 557,697
Series 2023-4, Class A,
5.15%, 9/16/2030 500,000 517,054
Series 2025-3, Class A,
4.51%, 4/15/2032 100,000 101,961
BA Credit Card Trust, Series
2025-A1, Class A, 4.31%,
5/15/2030 500,000 505,722
WF Card Issuance Trust,
Series 2024-A2, Class A,
4.29%, 10/15/2029 900,000 907,435
2,589,869
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 0 .0%
†
Federal Express Corp. Pass-
Through Trust, Series 2020-
1 1.88%, 2/20/2034 73,264 63,402
Total Asset-Backed Securities
(cost $8,858,254)
8,924,469
Commercial Mortgage-Backed Securities 1 .5%
BANK
Series 2022-BNK43, Class
A5, 4.40%, 8/15/2055 550,000 539,164
Series 2018-BN12, Class
AS, 4.47%, 5/15/2061(a) 250,000 245,278
Series 2020-BN25, Class C,
3.46%, 1/15/2063(a) 100,000 87,694
BBCMS Mortgage Trust
Series 2017-C1, Class A4,
3.67%, 2/15/2050 375,000 369,901
Series 2024-5C25, Class C,
6.64%, 3/15/2057(a) 250,000 256,519
BBCMS Trust, Series 2021-
C10, Class ASB, 2.27%,
7/15/2054 250,000 236,357
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 991,850
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,891,141
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,342,486
Series 2024-V5, Class B,
6.06%, 1/10/2057(a) 100,000 101,901
BMARK, Series 2023-
V4, Class B, 7.71%,
11/15/2056(a) 200,000 212,025
BMO Mortgage Trust
Series 2024-C9, Class C,
6.60%, 7/15/2057(a) 200,000 205,904
Series 2024-5C6, Class A3,
5.32%, 9/15/2057 190,000 195,719
Series 2025-C11, Class A5,
5.69%, 2/15/2058 500,000 530,257
Citigroup Commercial
Mortgage Trust
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,480,178
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,750,955
CSAIL Commercial Mortgage
Trust
Series 2018-CX11, Class
A5, 4.03%, 4/15/2051(a) 1,250,000 1,240,307
Series 2018-CX11, Class B,
4.45%, 4/15/2051(a) 250,000 243,822
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,440,826 2,405,992

2 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K517, Class A2,
5.36%, 1/25/2029(a) 1,000,000 1,040,203
Series K100, Class A2,
2.67%, 9/25/2029 3,500,000 3,334,300
Series K112, Class A2,
1.31%, 5/25/2030 1,000,000 887,277
Series K115, Class A2,
1.38%, 6/25/2030 960,000 852,003
Series K120, Class A2,
1.50%, 10/25/2030 2,000,000 1,767,132
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,770,781
Series K-159, Class A2,
4.50%, 7/25/2033(a) 200,000 201,996
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,383,773
FNMA ACES REMICS
Series 2017-M12, Class A2,
3.16%, 6/25/2027(a) 292,059 287,334
Series 2018-M14, Class A2,
3.70%, 8/25/2028(a) 1,270,720 1,254,803
Morgan Stanley Capital I Trust
Series 2020-L4, Class AS,
2.88%, 2/15/2053 500,000 457,167
Series 2021-L7, Class A5,
2.57%, 10/15/2054 1,000,000 886,967
Wells Fargo Commercial
Mortgage Trust
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,479,294
Series 2018-C43, Class AS,
4.15%, 3/15/2051(a) 100,000 98,328
Series 2025-5C6, Class B,
1.00%, 10/15/2058(a) 250,000 257,213
Series 2025-5C6, Class A3,
5.19%, 10/15/2058 500,000 514,438
Total Commercial Mortgage-Backed
Securities
(cost $35,329,525) 33,800,459
Corporate Bonds 24 .2%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
5.04%, 5/1/2027(b) 500,000 505,356
6.26%, 5/1/2027(b) 100,000 102,892
3.20%, 3/1/2029(b) 150,000 144,738
6.30%, 5/1/2029(b) 80,000 84,900
2.95%, 2/1/2030(b) 85,000 80,027
5.15%, 5/1/2030(b) 400,000 410,462
6.39%, 5/1/2031(b) 80,000 87,129
3.60%, 5/1/2034(b) 100,000 90,451
6.53%, 5/1/2034 200,000 221,093
3.25%, 2/1/2035(b) 100,000 86,785
5.71%, 5/1/2040 350,000 357,134
3.90%, 5/1/2049 200,000 150,707
3.75%, 2/1/2050 200,000 147,764
5.81%, 5/1/2050(b) 500,000 499,532
6.86%, 5/1/2054 120,000 136,884
5.93%, 5/1/2060 360,000 359,638
7.01%, 5/1/2064(b) 120,000 138,918
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035(b) 200,000 195,807
General Dynamics Corp. ,
2.63%, 11/15/2027 300,000 292,412
3.63%, 4/1/2030 200,000 196,231
2.25%, 6/1/2031(b) 30,000 27,099
2.85%, 6/1/2041 50,000 37,471
4.25%, 4/1/2050(b) 200,000 171,835
General Electric Co. ,
4.30%, 7/29/2030(b) 25,000 25,148
Series A, 6.75%,
3/15/2032(b) 300,000 341,297
4.90%, 1/29/2036(b) 50,000 50,697
5.88%, 1/14/2038(b) 90,000 97,853
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 200,000 196,804
5.35%, 1/15/2030 25,000 25,763
5.75%, 1/15/2035(b) 25,000 26,225
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 100,000 101,641
4.40%, 6/15/2028 98,000 98,638
5.05%, 6/1/2029 50,000 51,405
2.90%, 12/15/2029 100,000 94,851
1.80%, 1/15/2031(b) 185,000 162,860
5.25%, 6/1/2031 45,000 46,845
5.40%, 7/31/2033 95,000 99,022
5.35%, 6/1/2034(b) 35,000 36,270
4.85%, 4/27/2035 90,000 89,713
5.50%, 8/15/2054(b) 50,000 49,697
Leidos, Inc. ,
2.30%, 2/15/2031 98,000 87,445
Lockheed Martin Corp. ,
4.15%, 8/15/2028 50,000 50,312
4.50%, 2/15/2029(b) 45,000 45,656
4.40%, 8/15/2030 70,000 70,547
4.70%, 12/15/2031(b) 30,000 30,691
3.90%, 6/15/2032(b) 50,000 48,869
5.25%, 1/15/2033(b) 25,000 26,290
4.80%, 8/15/2034(b) 50,000 50,553
3.60%, 3/1/2035 110,000 101,441
5.00%, 8/15/2035(b) 75,000 76,190
4.07%, 12/15/2042 293,000 252,916
4.70%, 5/15/2046 250,000 229,499
4.09%, 9/15/2052(b) 300,000 242,095
4.15%, 6/15/2053(b) 100,000 81,260
5.70%, 11/15/2054(b) 25,000 25,793
5.20%, 2/15/2055(b) 40,000 38,497
4.30%, 6/15/2062(b) 100,000 80,888
5.90%, 11/15/2063(b) 130,000 137,693
Northrop Grumman Corp. ,
3.25%, 1/15/2028 400,000 393,379
4.60%, 2/1/2029(b) 50,000 50,793
4.65%, 7/15/2030 75,000 76,283
4.70%, 3/15/2033 100,000 100,697
4.90%, 6/1/2034 50,000 50,719
5.25%, 7/15/2035(b) 40,000 41,405
4.75%, 6/1/2043 250,000 231,417
4.03%, 10/15/2047(b) 400,000 325,915
4.95%, 3/15/2053(b) 75,000 68,841
5.20%, 6/1/2054(b) 100,000 95,213

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
RTX Corp. ,
5.75%, 11/8/2026(b) 75,000 76,237
4.13%, 11/16/2028 250,000 249,807
5.75%, 1/15/2029 75,000 78,602
6.00%, 3/15/2031 175,000 188,892
1.90%, 9/1/2031(b) 50,000 43,504
2.38%, 3/15/2032 185,000 163,455
5.15%, 2/27/2033(b) 125,000 129,468
6.10%, 3/15/2034(b) 110,000 120,449
4.70%, 12/15/2041 50,000 46,757
4.50%, 6/1/2042(b) 700,000 633,003
3.75%, 11/1/2046(b) 100,000 78,304
4.63%, 11/16/2048(b) 400,000 353,534
3.03%, 3/15/2052 195,000 128,550
5.38%, 2/27/2053(b) 95,000 92,848
6.40%, 3/15/2054(b) 50,000 55,941
Textron, Inc. ,
6.10%, 11/15/2033(b) 100,000 108,023
11,778,665
Air Freight & Logistics 0 .1%
FedEx Corp. ,
3.10%, 8/5/2029 100,000 95,821
4.90%, 1/15/2034(c) 200,000 197,440
4.75%, 11/15/2045(c) 100,000 86,407
4.55%, 4/1/2046(c) 100,000 83,810
4.05%, 2/15/2048(c) 50,000 37,949
5.25%, 5/15/2050(c) 100,000 91,624
GXO Logistics, Inc. ,
6.25%, 5/6/2029 25,000 26,254
6.50%, 5/6/2034(b) 25,000 26,879
United Parcel Service, Inc. ,
3.05%, 11/15/2027 100,000 98,347
4.65%, 10/15/2030 50,000 51,054
4.88%, 3/3/2033(b) 60,000 61,720
5.15%, 5/22/2034(b) 75,000 77,898
5.25%, 5/14/2035(b) 35,000 36,216
6.20%, 1/15/2038 295,000 325,395
3.40%, 9/1/2049 320,000 229,137
5.30%, 4/1/2050(b) 150,000 145,332
5.05%, 3/3/2053(b) 60,000 55,424
5.50%, 5/22/2054(b) 75,000 74,314
5.95%, 5/14/2055(b) 110,000 114,878
5.60%, 5/22/2064 75,000 73,920
6.05%, 5/14/2065(b) 75,000 78,510
2,068,329
Automobile Components 0 .0%
†
Aptiv Swiss Holdings Ltd. ,
3.25%, 3/1/2032(b) 110,000 101,176
5.40%, 3/15/2049 50,000 45,720
3.10%, 12/1/2051 132,000 83,786
4.15%, 5/1/2052(b) 100,000 75,632
BorgWarner, Inc. ,
2.65%, 7/1/2027 55,000 53,585
Lear Corp. ,
2.60%, 1/15/2032(b) 50,000 43,932
5.25%, 5/15/2049 150,000 135,233
Magna International, Inc. ,
5.05%, 3/14/2029 25,000 25,602
Corporate Bonds
Principal
Amount ($) Value ($)
Automobile Components
Magna International, Inc.,
5.50%, 3/21/2033 20,000 20,773
585,439
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032(b) 300,000 262,492
6.10%, 8/19/2032(b) 100,000 102,437
4.75%, 1/15/2043(b) 200,000 159,463
5.29%, 12/8/2046 300,000 252,757
General Motors Co. ,
4.20%, 10/1/2027 250,000 249,845
6.80%, 10/1/2027(b) 100,000 104,324
5.40%, 10/15/2029(b) 60,000 61,971
5.63%, 4/15/2030 25,000 25,918
5.60%, 10/15/2032(b) 90,000 93,468
6.25%, 4/15/2035(b) 100,000 105,171
6.60%, 4/1/2036 106,000 114,410
5.15%, 4/1/2038(b) 250,000 239,191
6.25%, 10/2/2043 200,000 203,386
5.20%, 4/1/2045 250,000 225,209
Honda Motor Co. Ltd. ,
2.53%, 3/10/2027(b) 78,000 76,296
4.44%, 7/8/2028(b) 75,000 75,430
4.69%, 7/8/2030 75,000 75,661
2.97%, 3/10/2032 100,000 91,118
5.34%, 7/8/2035 50,000 50,946
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031(b) 250,000 297,877
Toyota Motor Corp. ,
4.19%, 6/30/2027 50,000 50,295
5.12%, 7/13/2028 25,000 25,754
4.45%, 6/30/2030 25,000 25,261
5.12%, 7/13/2033 25,000 26,081
5.05%, 6/30/2035(b) 25,000 25,596
3,020,357
Banks 4 .3%
Banco Bilbao Vizcaya
Argentaria SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
6.03%, 3/13/2035(b)(d) 200,000 212,664
Banco Santander SA ,
5.29%, 8/18/2027 400,000 407,638
3.80%, 2/23/2028(b) 400,000 396,246
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(d) 200,000 199,701
5.59%, 8/8/2028(b) 200,000 207,761
5.44%, 7/15/2031(b) 200,000 209,933
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(b)(d) 200,000 181,998
6.92%, 8/8/2033 200,000 222,417
6.94%, 11/7/2033 200,000 228,860
Bank of America Corp. ,
4.25%, 10/22/2026 435,000 435,578

4 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(d) 500,000 497,674
(SOFR + 1.05%), 2.55%,
2/4/2028(b)(d) 280,000 274,227
(SOFR + 1.58%), 4.38%,
4/27/2028(d) 260,000 260,937
(SOFR + 2.04%), 4.95%,
7/22/2028(b)(d) 250,000 253,599
(SOFR + 1.99%), 6.20%,
11/10/2028(d) 70,000 72,947
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(d) 600,000 590,846
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(b)(d) 225,000 229,159
(SOFR + 1.63%), 5.20%,
4/25/2029(d) 215,000 220,389
(SOFR + 1.11%), 4.62%,
5/9/2029(d) 240,000 242,973
(SOFR + 1.06%), 2.09%,
6/14/2029(b)(d) 100,000 94,723
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(b)(d) 500,000 501,730
(SOFR + 1.57%), 5.82%,
9/15/2029(d) 125,000 130,712
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 300,000 297,786
(CME Term SOFR 3
Month + 1.45%), 2.88%,
10/22/2030(d) 200,000 189,825
Series FIX, (SOFR
+ 1.00%), 5.16%,
1/24/2031(d) 310,000 319,946
(CME Term SOFR 3
Month + 1.25%), 2.50%,
2/13/2031(d) 200,000 185,101
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 600,000 556,012
(SOFR + 1.37%), 1.92%,
10/24/2031(b)(d) 400,000 355,268
(SOFR + 1.32%), 2.69%,
4/22/2032(d) 630,000 573,917
(SOFR + 1.22%), 2.30%,
7/21/2032(d) 100,000 88,700
(SOFR + 1.21%), 2.57%,
10/20/2032(d) 280,000 250,953
(SOFR + 1.33%), 2.97%,
2/4/2033(d) 350,000 318,723
(SOFR + 1.83%), 4.57%,
4/27/2033(b)(d) 290,000 289,940
(SOFR + 2.16%), 5.02%,
7/22/2033(d) 465,000 475,122
(SOFR + 1.91%), 5.29%,
4/25/2034(b)(d) 580,000 600,079
(SOFR + 1.84%), 5.87%,
9/15/2034(d) 375,000 401,815
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 460,000 480,346
(SOFR + 1.91%), 5.43%,
8/15/2035(b)(d) 150,000 153,017
(SOFR + 1.74%), 5.52%,
10/25/2035(d) 300,000 307,290
(SOFR + 1.31%), 5.51%,
1/24/2036(b)(d) 245,000 256,102
(SOFR + 1.70%), 5.74%,
2/12/2036(b)(d) 180,000 187,014
(SOFR + 1.64%), 5.46%,
5/9/2036(b)(d) 240,000 250,211
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(d) 300,000 260,453
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(d) 150,000 139,864
7.75%, 5/14/2038 200,000 244,263
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(b)(d) 100,000 89,084
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 300,000 221,074
5.88%, 2/7/2042(b) 250,000 267,913
(SOFR + 1.58%), 3.31%,
4/22/2042(d) 300,000 237,963
5.00%, 1/21/2044(b) 50,000 48,895
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(d) 100,000 87,706
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(d) 300,000 255,954
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(b)(d) 600,000 488,260
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 60,000 38,663
(SOFR + 1.56%), 2.97%,
7/21/2052(d) 50,000 33,276
Bank of Montreal ,
2.65%, 3/8/2027 100,000 98,143
5.37%, 6/4/2027 75,000 76,648
Series H, 4.70%,
9/14/2027(b) 150,000 151,837
5.20%, 2/1/2028(b) 150,000 153,666
(United States SOFR
Compounded Index
+ 0.75%), 4.06%,
9/22/2028(d) 75,000 74,894
5.72%, 9/25/2028 100,000 104,460
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(b)(d) 45,000 45,876
(SOFR + 1.25%), 4.64%,
9/10/2030(b)(d) 125,000 126,709
5.51%, 6/4/2031(b) 75,000 78,997

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Montreal,
(United States SOFR
Compounded Index
+ 1.08%), 4.35%,
9/22/2031(b)(d) 75,000 74,629
(USD Swap Semi 5
Year + 1.43%), 3.80%,
12/15/2032(b)(d) 99,000 97,247
Bank of Nova Scotia (The) ,
5.35%, 12/7/2026 50,000 50,733
1.95%, 2/2/2027 50,000 48,764
5.40%, 6/4/2027(b) 25,000 25,572
5.25%, 6/12/2028(b) 40,000 41,259
(SOFR + 1.00%), 4.40%,
9/8/2028(d) 25,000 25,130
(SOFR + 0.76%), 4.04%,
9/15/2028(d) 50,000 49,890
(SOFR + 0.89%), 4.93%,
2/14/2029(b)(d) 50,000 50,842
5.45%, 8/1/2029 25,000 26,088
4.85%, 2/1/2030(b) 60,000 61,429
(SOFR + 1.07%), 5.13%,
2/14/2031(b)(d) 50,000 51,394
2.15%, 8/1/2031(b) 300,000 266,003
(SOFR + 1.09%), 4.34%,
9/15/2031(d) 50,000 49,629
2.45%, 2/2/2032(b) 50,000 44,406
(SOFR + 1.44%), 4.74%,
11/10/2032(b)(d) 25,000 25,281
5.65%, 2/1/2034(b) 50,000 53,220
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(d) 92,000 89,032
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(d) 200,000 195,552
4.34%, 1/10/2028(b) 200,000 200,029
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(b)(d) 200,000 204,298
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d) 200,000 212,121
(SOFR + 0.96%), 5.09%,
2/25/2029(b)(d) 200,000 203,592
4.97%, 5/16/2029(d) 400,000 405,951
5.09%, 6/20/2030(b)(d) 200,000 202,682
(SOFR + 1.56%), 4.94%,
9/10/2030(b)(d) 200,000 202,973
(SOFR + 1.23%), 5.37%,
2/25/2031(b)(d) 200,000 206,230
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(d) 200,000 229,485
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
(SOFR + 2.98%), 6.22%,
5/9/2034(b)(d) 400,000 430,312
(SOFR + 2.62%), 6.69%,
9/13/2034(d) 200,000 221,281
(SOFR + 1.91%), 5.34%,
9/10/2035(b)(d) 200,000 202,887
(SOFR + 1.59%), 5.79%,
2/25/2036(b)(d) 200,000 208,723
5.25%, 8/17/2045 205,000 197,237
4.95%, 1/10/2047 200,000 184,328
Canadian Imperial Bank of
Commerce ,
5.93%, 10/2/2026 50,000 50,939
3.45%, 4/7/2027 80,000 79,384
5.24%, 6/28/2027(b) 50,000 50,997
(SOFR + 0.72%), 4.86%,
1/13/2028(b)(d) 25,000 25,208
5.00%, 4/28/2028(b) 60,000 61,376
(United States SOFR
Compounded Index +
0.60%), 4.24%, 9/8/2028(b)
(d) 25,000 25,043
5.99%, 10/3/2028 50,000 52,509
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 50,000 50,776
5.26%, 4/8/2029(b) 75,000 77,634
(SOFR + 1.34%), 4.63%,
9/11/2030(b)(d) 50,000 50,571
(SOFR + 1.11%), 5.25%,
1/13/2031(b)(d) 25,000 25,815
(United States SOFR
Compounded Index +
1.17%), 4.58%, 9/8/2031(b)
(d) 75,000 75,246
6.09%, 10/3/2033(b) 50,000 54,407
Citibank NA ,
5.49%, 12/4/2026(b) 250,000 253,960
4.58%, 5/29/2027(b) 250,000 252,212
5.80%, 9/29/2028 250,000 262,226
4.84%, 8/6/2029(b) 250,000 256,041
4.91%, 5/29/2030(b) 250,000 256,858
5.57%, 4/30/2034(b) 250,000 264,948
Citigroup, Inc. ,
3.20%, 10/21/2026 500,000 495,841
4.45%, 9/29/2027 500,000 502,035
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(d) 500,000 497,959
(SOFR + 1.28%), 3.07%,
2/24/2028(d) 400,000 393,863
(SOFR + 1.14%), 4.64%,
5/7/2028(b)(d) 175,000 176,210
(SOFR + 1.89%), 4.66%,
5/24/2028(b)(d) 70,000 70,526
(SOFR + 0.87%), 4.79%,
3/4/2029(b)(d) 200,000 202,576
(SOFR + 1.36%), 5.17%,
2/13/2030(d) 605,000 620,618

6 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(d) 250,000 246,969
(SOFR + 1.34%), 4.54%,
9/19/2030(d) 200,000 200,931
(SOFR + 1.42%), 2.98%,
11/5/2030(d) 200,000 189,328
(SOFR + 1.15%), 2.67%,
1/29/2031(d) 100,000 92,958
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 300,000 299,495
(SOFR + 1.46%), 4.95%,
5/7/2031(b)(d) 175,000 178,325
(SOFR + 2.11%), 2.57%,
6/3/2031(d) 300,000 276,027
(SOFR + 1.17%), 4.50%,
9/11/2031(b)(d) 120,000 120,065
(SOFR + 1.17%), 2.56%,
5/1/2032(d) 245,000 220,818
6.63%, 6/15/2032 83,000 92,066
(SOFR + 1.35%), 3.06%,
1/25/2033(d) 450,000 409,671
(SOFR + 1.94%), 3.79%,
3/17/2033(b)(d) 265,000 251,746
(SOFR + 2.09%), 4.91%,
5/24/2033(b)(d) 335,000 339,048
(SOFR + 2.34%), 6.27%,
11/17/2033(b)(d) 200,000 218,273
(SOFR + 2.66%), 6.17%,
5/25/2034(b)(d) 445,000 473,486
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.28%),
5.59%, 11/19/2034(d) 150,000 153,494
(SOFR + 2.06%), 5.83%,
2/13/2035(b)(d) 175,000 181,502
(SOFR + 1.45%), 5.45%,
6/11/2035(d) 200,000 207,396
(SOFR + 1.83%), 6.02%,
1/24/2036(d) 145,000 151,900
(SOFR + 1.47%), 5.33%,
3/27/2036(b)(d) 155,000 158,441
(SOFR + 1.49%), 5.17%,
9/11/2036(b)(d) 245,000 247,486
8.13%, 7/15/2039(b) 350,000 448,705
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.73%),
5.41%, 9/19/2039(d) 100,000 100,339
(SOFR + 4.55%), 5.32%,
3/26/2041(d) 300,000 298,838
6.68%, 9/13/2043(b) 150,000 169,432
4.65%, 7/23/2048 200,000 178,411
(SOFR + 1.75%), 5.61%,
3/4/2056(b)(d) 120,000 121,171
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(b)(d) 96,000 100,059
2.50%, 2/6/2030(b) 170,000 155,993
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citizens Financial Group, Inc.,
(SOFR + 1.26%), 5.25%,
3/5/2031(b)(d) 50,000 51,243
(SOFR + 1.91%), 5.72%,
7/23/2032(d) 50,000 52,207
(SOFR + 2.33%), 6.65%,
4/25/2035(b)(d) 100,000 110,031
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(b)(d) 40,000 40,371
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 246,846
(SOFR + 2.16%), 5.98%,
1/30/2030(b)(d) 72,000 74,927
Cooperatieve Rabobank UA ,
5.25%, 5/24/2041 175,000 176,113
5.25%, 8/4/2045(b) 250,000 238,652
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(d) 40,000 39,859
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(d) 60,000 62,564
(SOFR + 2.34%), 6.34%,
7/27/2029(d) 106,000 111,689
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(d) 60,000 60,675
(SOFR + 1.84%), 5.63%,
1/29/2032(b)(d) 100,000 104,835
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(d) 40,000 38,984
Fifth Third Bank NA ,
2.25%, 2/1/2027(b) 295,000 287,763
HSBC Holdings plc ,
(SOFR + 1.06%), 5.60%,
5/17/2028(d) 200,000 204,200
(SOFR + 2.11%), 4.76%,
6/9/2028(d) 200,000 201,667
(SOFR + 3.35%), 7.39%,
11/3/2028(d) 215,000 228,344
(SOFR + 1.03%), 4.90%,
3/3/2029(d) 200,000 202,904
(SOFR + 1.97%), 6.16%,
3/9/2029(d) 400,000 417,164
(SOFR + 1.29%), 2.21%,
8/17/2029(b)(d) 200,000 188,788
(SOFR + 1.46%), 5.55%,
3/4/2030(b)(d) 200,000 207,521
4.95%, 3/31/2030(b) 200,000 205,119
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(d) 200,000 196,972
(SOFR + 1.29%), 5.29%,
11/19/2030(d) 200,000 206,301
(SOFR + 1.29%), 5.13%,
3/3/2031(b)(d) 200,000 204,828

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 1.57%), 5.24%,
5/13/2031(b)(d) 200,000 205,810
(SOFR + 1.95%), 2.36%,
8/18/2031(b)(d) 300,000 271,526
(SOFR + 1.52%), 5.73%,
5/17/2032(b)(d) 200,000 210,409
(SOFR + 1.19%), 2.80%,
5/24/2032(d) 220,000 199,408
(SOFR + 1.41%), 2.87%,
11/22/2032(b)(d) 200,000 180,267
(SOFR + 2.53%), 4.76%,
3/29/2033(b)(d) 200,000 199,056
(SOFR + 2.87%), 5.40%,
8/11/2033(d) 300,000 311,349
(SOFR + 4.25%), 8.11%,
11/3/2033(b)(d) 300,000 351,827
(SOFR + 2.39%), 6.25%,
3/9/2034(b)(d) 200,000 217,823
(SOFR + 3.02%), 7.40%,
11/13/2034(b)(d) 200,000 227,618
(SOFR + 1.78%), 5.72%,
3/4/2035(d) 200,000 211,022
(SOFR + 1.56%), 5.45%,
3/3/2036(d) 200,000 206,392
6.50%, 5/2/2036 100,000 108,020
(SOFR + 1.88%), 5.79%,
5/13/2036(b)(d) 200,000 211,004
6.50%, 9/15/2037 200,000 214,831
6.80%, 6/1/2038(b) 100,000 111,486
(SOFR + 2.65%), 6.33%,
3/9/2044(b)(d) 200,000 219,971
5.25%, 3/14/2044(b) 250,000 243,942
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(d) 30,000 30,131
(SOFR + 1.28%), 5.27%,
1/15/2031(b)(d) 50,000 51,533
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(b)
(d) 100,000 104,228
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(d) 250,000 213,992
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(d) 250,000 251,524
ING Groep NV ,
3.95%, 3/29/2027(b) 300,000 298,739
(SOFR + 1.83%), 4.02%,
3/28/2028(d) 400,000 398,808
4.55%, 10/2/2028 200,000 201,965
(SOFR + 1.44%), 5.34%,
3/19/2030(b)(d) 200,000 206,381
(SOFR + 1.77%), 5.55%,
3/19/2035(b)(d) 200,000 207,771
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co. ,
2.95%, 10/1/2026(b) 600,000 594,345
8.00%, 4/29/2027(b) 290,000 307,576
4.25%, 10/1/2027 500,000 503,354
(SOFR + 1.33%), 6.07%,
10/22/2027(b)(d) 170,000 173,380
(SOFR + 1.19%), 5.04%,
1/23/2028(d) 80,000 80,907
(SOFR + 1.17%), 2.95%,
2/24/2028(d) 85,000 83,666
(SOFR + 0.93%), 5.57%,
4/22/2028(d) 175,000 178,822
(SOFR + 1.56%), 4.32%,
4/26/2028(d) 360,000 360,889
(CME Term SOFR 3
Month + 1.64%), 3.54%,
5/1/2028(d) 500,000 495,630
(SOFR + 0.93%), 4.98%,
7/22/2028(b)(d) 50,000 50,762
(SOFR + 1.99%), 4.85%,
7/25/2028(b)(d) 180,000 182,380
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 110,000 110,940
(SOFR + 0.80%), 4.92%,
1/24/2029(d) 195,000 198,516
(CME Term SOFR 3
Month + 1.38%), 4.01%,
4/23/2029(d) 300,000 299,250
(SOFR + 1.02%), 2.07%,
6/1/2029(d) 100,000 94,888
(SOFR + 1.45%), 5.30%,
7/24/2029(b)(d) 235,000 242,128
(SOFR + 1.57%), 6.09%,
10/23/2029(d) 165,000 174,120
(SOFR + 1.31%), 5.01%,
1/23/2030(b)(d) 175,000 179,279
(SOFR + 1.16%), 5.58%,
4/22/2030(b)(d) 175,000 182,785
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(b)(d) 250,000 245,700
(SOFR + 1.75%), 4.57%,
6/14/2030(d) 200,000 202,253
(SOFR + 1.13%), 5.00%,
7/22/2030(d) 125,000 128,218
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(b)(d) 300,000 283,320
(SOFR + 1.04%), 4.60%,
10/22/2030(d) 200,000 202,338
(SOFR + 1.01%), 5.14%,
1/24/2031(b)(d) 225,000 232,364
(SOFR + 2.04%), 2.52%,
4/22/2031(b)(d) 400,000 371,012
(SOFR + 1.44%), 5.10%,
4/22/2031(b)(d) 135,000 139,471
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(d) 150,000 140,681

8 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(b)(d) 75,000 68,161
(SOFR + 1.18%), 2.55%,
11/8/2032(d) 510,000 457,429
(SOFR + 1.26%), 2.96%,
1/25/2033(d) 130,000 118,930
(SOFR + 1.80%), 4.59%,
4/26/2033(d) 35,000 35,109
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 790,000 805,568
(SOFR + 2.58%), 5.72%,
9/14/2033(b)(d) 270,000 285,532
(SOFR + 1.85%), 5.35%,
6/1/2034(b)(d) 525,000 547,028
(SOFR + 1.81%), 6.25%,
10/23/2034(d) 135,000 148,760
(SOFR + 1.62%), 5.34%,
1/23/2035(d) 245,000 254,647
(SOFR + 1.49%), 5.77%,
4/22/2035(d) 350,000 372,885
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 275,000 284,041
(SOFR + 1.34%), 4.95%,
10/22/2035(b)(d) 325,000 327,761
(SOFR + 1.32%), 5.50%,
1/24/2036(b)(d) 265,000 277,245
(SOFR + 1.68%), 5.57%,
4/22/2036(b)(d) 135,000 142,293
(SOFR + 1.64%), 5.58%,
7/23/2036(b)(d) 270,000 279,904
6.40%, 5/15/2038 250,000 283,967
(CME Term SOFR 3
Month + 1.62%), 3.88%,
7/24/2038(b)(d) 350,000 315,131
5.60%, 7/15/2041 400,000 418,312
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d) 300,000 217,131
4.85%, 2/1/2044(b) 400,000 383,270
(SOFR + 1.55%), 5.53%,
11/29/2045(b)(d) 150,000 154,257
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(d) 550,000 473,037
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(d) 250,000 204,287
(SOFR + 2.44%), 3.11%,
4/22/2051(b)(d) 300,000 207,424
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(d) 200,000 143,886
KeyBank NA ,
5.85%, 11/15/2027 250,000 257,921
6.95%, 2/1/2028 225,000 237,129
KeyCorp ,
2.25%, 4/6/2027 50,000 48,574
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
KeyCorp,
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(b)
(d) 105,000 104,645
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(d) 80,000 86,816
Korea Development Bank
(The) ,
4.38%, 2/15/2033 200,000 199,594
5.63%, 10/23/2033 200,000 215,990
Kreditanstalt fuer
Wiederaufbau ,
2.88%, 4/3/2028(b) 1,000,000 981,590
3.88%, 6/15/2028 1,200,000 1,206,930
4.63%, 3/18/2030(b) 80,000 82,900
3.75%, 7/15/2030 50,000 49,962
4.13%, 7/15/2033(b) 400,000 401,856
4.38%, 2/28/2034(b) 1,000,000 1,020,415
0.00%, 6/29/2037(e) 750,000 450,878
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.38%),
5.46%, 1/5/2028(d) 200,000 202,980
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(d) 200,000 198,641
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(d) 300,000 311,183
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(b)(d) 200,000 232,886
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(b)(d) 200,000 209,660
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.59%, 11/26/2035(d) 200,000 207,871
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(d) 300,000 222,253
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(d) 40,000 40,249
(SOFR + 1.40%), 5.18%,
7/8/2031(b)(d) 30,000 30,723
(SOFR + 1.85%), 5.05%,
1/27/2034(d) 88,000 88,225

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
M&T Bank Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.43%),
5.40%, 7/30/2035(b)(d) 25,000 25,190
(SOFR + 1.61%), 5.39%,
1/16/2036(d) 100,000 101,380
Manufacturers & Traders Trust
Co. ,
4.70%, 1/27/2028(b) 250,000 253,343
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(b)(d) 200,000 194,783
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(b)(d) 200,000 195,368
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(d) 300,000 304,516
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.35%, 9/13/2028(b)(d) 200,000 204,443
3.74%, 3/7/2029(b) 600,000 592,248
3.20%, 7/18/2029(b) 500,000 481,625
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(d) 300,000 265,700
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(d) 200,000 180,850
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(b)(d) 300,000 308,542
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.63%),
5.44%, 2/22/2034(b)(d) 200,000 209,451
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
5.43%, 4/17/2035(b)(d) 200,000 208,128
3.75%, 7/18/2039 200,000 175,625
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027(b) 250,000 246,277
4.02%, 3/5/2028(b) 300,000 300,084
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(b)(d) 200,000 208,425
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(d) 400,000 361,252
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc.,
2.56%, 9/13/2031 200,000 177,087
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(b)(d) 200,000 212,504
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
5.32%, 7/8/2036(d) 200,000 205,587
Morgan Stanley Bank NA ,
5.88%, 10/30/2026(b) 250,000 254,887
(SOFR + 0.68%), 4.45%,
10/15/2027(b)(d) 250,000 250,598
(SOFR + 0.87%), 5.50%,
5/26/2028(b)(d) 250,000 255,510
(SOFR + 0.91%), 5.02%,
1/12/2029(d) 250,000 254,478
Morgan Stanley Private Bank
NA ,
(SOFR + 0.77%), 4.47%,
7/6/2028(d) 250,000 251,402
(SOFR + 1.08%), 4.73%,
7/18/2031(d) 250,000 253,733
National Australia Bank Ltd. ,
3.91%, 6/9/2027(b) 250,000 249,959
4.79%, 1/10/2029 250,000 255,275
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(d) 200,000 196,490
4.89%, 5/18/2029(b)(d) 400,000 406,286
5.08%, 1/27/2030(d) 200,000 204,267
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
5.11%, 5/23/2031(d) 200,000 205,077
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(b)(d) 200,000 210,907
Oesterreichische Kontrollbank
AG ,
4.13%, 1/18/2029(b) 860,000 870,179
4.50%, 1/24/2030 65,000 66,811
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(b)(d) 75,000 76,834
(SOFR + 1.34%), 5.30%,
1/21/2028(b)(d) 25,000 25,371
(SOFR + 1.62%), 5.35%,
12/2/2028(d) 135,000 138,456
(SOFR + 1.84%), 5.58%,
6/12/2029(d) 362,000 375,116
2.55%, 1/22/2030(b) 200,000 186,924
(SOFR + 1.20%), 5.49%,
5/14/2030(b)(d) 100,000 104,080

10 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.07%), 5.22%,
1/29/2031(b)(d) 90,000 92,990
(SOFR + 1.33%), 4.90%,
5/13/2031(d) 75,000 76,589
(SOFR + 0.98%), 2.31%,
4/23/2032(d) 200,000 178,451
(SOFR + 1.26%), 4.81%,
10/21/2032(b)(d) 75,000 76,032
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(d) 200,000 215,806
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 125,000 127,545
(SOFR + 1.95%), 5.94%,
8/18/2034(d) 100,000 107,264
(SOFR + 2.28%), 6.88%,
10/20/2034(d) 185,000 209,596
(SOFR + 1.90%), 5.68%,
1/22/2035(b)(d) 200,000 210,907
(SOFR + 1.60%), 5.40%,
7/23/2035(b)(d) 50,000 51,757
(SOFR + 1.39%), 5.58%,
1/29/2036(d) 175,000 182,595
(SOFR + 1.42%), 5.37%,
7/21/2036(d) 30,000 30,872
Regions Financial Corp. ,
1.80%, 8/12/2028(b) 200,000 187,454
(SOFR + 1.49%), 5.72%,
6/6/2030(d) 50,000 52,111
(SOFR + 2.06%), 5.50%,
9/6/2035(b)(d) 86,000 88,414
Royal Bank of Canada ,
1.40%, 11/2/2026(b) 300,000 291,966
4.88%, 1/19/2027(b) 50,000 50,577
2.05%, 1/21/2027(b) 200,000 195,225
3.63%, 5/4/2027 40,000 39,829
4.24%, 8/3/2027(b) 90,000 90,519
(United States SOFR
Compounded Index
+ 0.72%), 4.51%,
10/18/2027(d) 50,000 50,170
6.00%, 11/1/2027(b) 146,000 151,805
4.90%, 1/12/2028 100,000 102,040
(United States SOFR
Compounded Index
+ 0.81%), 4.71%,
3/27/2028(d) 100,000 100,968
5.20%, 8/1/2028 75,000 77,342
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d) 50,000 50,414
(SOFR + 0.83%), 4.97%,
1/24/2029(b)(d) 125,000 127,145
4.95%, 2/1/2029(b) 50,000 51,384
(SOFR + 0.89%), 4.50%,
8/6/2029(d) 100,000 100,778
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
(SOFR + 1.10%), 4.97%,
8/2/2030(d) 75,000 76,745
(United States SOFR
Compounded Index
+ 1.08%), 4.65%,
10/18/2030(b)(d) 125,000 126,434
(SOFR + 1.03%), 5.15%,
2/4/2031(b)(d) 125,000 128,780
(United States SOFR
Compounded Index +
1.13%), 4.97%, 5/2/2031(b)
(d) 100,000 102,398
(SOFR + 1.06%), 4.70%,
8/6/2031(d) 75,000 75,982
2.30%, 11/3/2031(b) 200,000 178,874
3.88%, 5/4/2032(b) 40,000 38,812
5.00%, 2/1/2033(b) 100,000 103,280
5.00%, 5/2/2033(b) 80,000 82,361
5.15%, 2/1/2034(b) 150,000 156,270
Santander Holdings USA, Inc. ,
3.24%, 10/5/2026(b) 300,000 297,043
4.40%, 7/13/2027(b) 78,000 78,214
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(d) 125,000 121,970
(SOFR + 2.36%), 6.50%,
3/9/2029(b)(d) 60,000 62,601
(SOFR + 1.61%), 5.47%,
3/20/2029(b)(d) 50,000 50,953
(SOFR + 2.70%), 6.57%,
6/12/2029(b)(d) 24,000 25,156
(SOFR + 2.50%), 6.17%,
1/9/2030(b)(d) 40,000 41,665
(SOFR + 1.88%), 5.74%,
3/20/2031(b)(d) 50,000 51,619
(SOFR + 3.28%), 7.66%,
11/9/2031(b)(d) 50,000 56,002
(SOFR + 2.14%), 6.34%,
5/31/2035(b)(d) 35,000 37,302
Santander UK Group Holdings
plc ,
(SOFR + 1.22%), 2.47%,
1/11/2028(b)(d) 200,000 195,343
(SOFR + 2.60%), 6.53%,
1/10/2029(d) 200,000 209,324
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(d) 200,000 198,136
Sumitomo Mitsui Financial
Group, Inc. ,
3.36%, 7/12/2027(b) 300,000 297,013
5.72%, 9/14/2028(b) 200,000 208,862
1.90%, 9/17/2028(b) 200,000 187,763
3.04%, 7/16/2029(b) 400,000 382,434
5.71%, 1/13/2030(b) 500,000 527,250
2.75%, 1/15/2030(b) 200,000 187,609
5.81%, 9/14/2033(b) 200,000 214,624
5.56%, 7/9/2034(b) 200,000 210,934
(SOFR + 1.50%), 5.25%,
7/8/2036(b)(d) 200,000 204,974

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc.,
2.93%, 9/17/2041 300,000 222,176
Toronto-Dominion Bank (The) ,
5.26%, 12/11/2026 35,000 35,478
4.57%, 12/17/2026(b) 50,000 50,268
1.95%, 1/12/2027 100,000 97,558
2.80%, 3/10/2027(b) 100,000 98,339
4.98%, 4/5/2027(b) 75,000 76,066
4.11%, 6/8/2027 100,000 100,146
4.69%, 9/15/2027(b) 90,000 91,163
4.86%, 1/31/2028 50,000 50,874
4.57%, 6/2/2028 50,000 50,651
5.52%, 7/17/2028(b) 75,000 77,847
4.99%, 4/5/2029 75,000 77,016
4.78%, 12/17/2029(b) 50,000 51,110
4.81%, 6/3/2030(b) 50,000 51,092
2.00%, 9/10/2031(b) 100,000 88,840
2.45%, 1/12/2032 100,000 88,862
5.30%, 1/30/2032(b) 50,000 52,219
3.20%, 3/10/2032(b) 100,000 92,852
4.46%, 6/8/2032(b) 355,000 354,731
Truist Bank ,
2.25%, 3/11/2030 300,000 273,479
Truist Financial Corp. ,
1.13%, 8/3/2027(b) 300,000 284,550
(SOFR + 1.37%), 4.12%,
6/6/2028(d) 65,000 65,032
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(d) 80,000 81,204
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(d) 300,000 282,715
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 30,000 32,493
(SOFR + 1.62%), 5.44%,
1/24/2030(b)(d) 25,000 25,868
(SOFR + 1.31%), 5.07%,
5/20/2031(b)(d) 100,000 102,529
(SOFR + 1.57%), 5.15%,
8/5/2032(b)(d) 75,000 77,187
(SOFR + 2.24%), 4.92%,
7/28/2033(b)(d) 90,000 89,710
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(d) 100,000 107,741
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 30,000 30,480
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 245,000 259,584
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(d) 160,000 167,899
US Bancorp ,
Series X, 3.15%,
4/27/2027(b) 300,000 296,217
(SOFR + 1.88%), 6.79%,
10/26/2027(d) 25,000 25,670
(SOFR + 0.73%), 2.22%,
1/27/2028(d) 100,000 97,423
3.90%, 4/26/2028(b) 500,000 499,133
(SOFR + 1.66%), 4.55%,
7/22/2028(b)(d) 105,000 105,795
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
(SOFR + 1.23%), 4.65%,
2/1/2029(b)(d) 100,000 101,106
(SOFR + 2.02%), 5.78%,
6/12/2029(d) 40,000 41,629
(SOFR + 1.56%), 5.38%,
1/23/2030(b)(d) 200,000 206,784
(SOFR + 1.25%), 5.10%,
7/23/2030(b)(d) 115,000 118,308
(SOFR + 1.06%), 5.05%,
2/12/2031(b)(d) 50,000 51,282
(SOFR + 1.02%), 2.68%,
1/27/2033(b)(d) 100,000 89,467
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(d) 115,000 115,450
(SOFR + 2.09%), 5.85%,
10/21/2033(d) 200,000 213,262
(SOFR + 1.60%), 4.84%,
2/1/2034(d) 100,000 100,438
(SOFR + 2.26%), 5.84%,
6/12/2034(b)(d) 300,000 319,676
(SOFR + 1.86%), 5.68%,
1/23/2035(d) 200,000 210,578
(SOFR + 1.41%), 5.42%,
2/12/2036(b)(d) 50,000 51,772
Wells Fargo & Co. ,
3.00%, 10/23/2026(b) 200,000 197,967
4.30%, 7/22/2027(b) 200,000 200,704
Series W, (SOFR + 0.78%),
4.90%, 1/24/2028(b)(d) 175,000 176,609
(SOFR + 1.51%), 3.53%,
3/24/2028(d) 200,000 198,215
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 170,000 173,950
(SOFR + 2.10%), 2.39%,
6/2/2028(b)(d) 500,000 486,053
(SOFR + 1.98%), 4.81%,
7/25/2028(d) 125,000 126,475
(SOFR + 1.37%), 4.97%,
4/23/2029(b)(d) 225,000 229,284
(SOFR + 1.74%), 5.57%,
7/25/2029(d) 210,000 217,634
(SOFR + 0.88%), 4.08%,
9/15/2029(b)(d) 225,000 224,298
(SOFR + 1.79%), 6.30%,
10/23/2029(d) 185,000 195,945
(SOFR + 1.50%), 5.20%,
1/23/2030(b)(d) 140,000 144,186
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(b)(d) 500,000 473,401
(SOFR + 1.11%), 5.24%,
1/24/2031(b)(d) 245,000 253,479
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(d) 300,000 278,799
(CME Term SOFR 3
Month + 4.03%), 4.48%,
4/4/2031(b)(d) 250,000 251,368
(SOFR + 1.50%), 5.15%,
4/23/2031(b)(d) 350,000 360,955

12 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 200,000 186,175
(SOFR + 2.10%), 4.90%,
7/25/2033(d) 175,000 177,788
(SOFR + 2.02%), 5.39%,
4/24/2034(d) 940,000 976,717
(SOFR + 1.99%), 5.56%,
7/25/2034(d) 415,000 435,917
(SOFR + 2.06%), 6.49%,
10/23/2034(b)(d) 215,000 238,885
(SOFR + 1.78%), 5.50%,
1/23/2035(d) 360,000 375,513
(SOFR + 1.38%), 5.21%,
12/3/2035(d) 200,000 204,348
(SOFR + 1.74%), 5.60%,
4/23/2036(d) 265,000 278,105
(SOFR + 1.34%), 4.89%,
9/15/2036(b)(d) 225,000 224,550
(SOFR + 2.53%), 3.07%,
4/30/2041(b)(d) 450,000 349,329
5.38%, 11/2/2043 250,000 244,263
4.65%, 11/4/2044(b) 300,000 265,592
4.90%, 11/17/2045 150,000 136,595
4.40%, 6/14/2046(b) 200,000 169,152
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(d) 500,000 466,928
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(d) 300,000 263,557
Wells Fargo Bank NA ,
5.25%, 12/11/2026(b) 250,000 253,592
Westpac Banking Corp. ,
4.60%, 10/20/2026(b) 40,000 40,269
5.46%, 11/18/2027(b) 200,000 206,399
3.40%, 1/25/2028(b) 300,000 296,842
5.54%, 11/17/2028 75,000 78,512
1.95%, 11/20/2028(b) 200,000 188,337
5.05%, 4/16/2029(b) 75,000 77,415
2.65%, 1/16/2030 120,000 113,230
4.35%, 7/1/2030(b) 75,000 75,667
(USD SOFR Spread-
Adjusted ICE Swap Rate
5 Year + 2.24%), 4.32%,
11/23/2031(d) 300,000 299,126
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b)(d) 500,000 489,638
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 85,000 75,811
2.96%, 11/16/2040(b) 100,000 76,544
3.13%, 11/18/2041 65,000 49,196
99,628,480
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 510,000 503,524
4.90%, 2/1/2046 770,000 721,359
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 136,616
4.90%, 2/1/2046 200,000 186,797
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029(b) 350,000 357,179
3.50%, 6/1/2030(b) 400,000 389,436
5.00%, 6/15/2034(b) 50,000 51,582
4.44%, 10/6/2048(b) 231,000 200,748
5.55%, 1/23/2049 350,000 353,874
4.50%, 6/1/2050 100,000 90,529
4.75%, 4/15/2058 75,000 66,962
5.80%, 1/23/2059 150,000 156,360
Brown-Forman Corp. ,
4.75%, 4/15/2033(b) 40,000 40,469
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(b) 500,000 492,287
3.45%, 3/25/2030(b) 200,000 195,109
2.00%, 3/5/2031(b) 95,000 85,360
2.25%, 1/5/2032(b) 300,000 268,369
5.00%, 5/13/2034 75,000 78,073
4.65%, 8/14/2034 50,000 50,888
2.88%, 5/5/2041(b) 300,000 230,640
2.60%, 6/1/2050 100,000 63,184
3.00%, 3/5/2051(b) 135,000 92,229
2.50%, 3/15/2051 156,000 95,390
5.30%, 5/13/2054(b) 75,000 74,661
5.20%, 1/14/2055 50,000 48,981
5.40%, 5/13/2064 150,000 149,299
Coca-Cola Consolidated, Inc. ,
5.25%, 6/1/2029 50,000 51,679
5.45%, 6/1/2034 50,000 52,279
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030(b) 150,000 140,877
Constellation Brands, Inc. ,
3.50%, 5/9/2027(b) 500,000 494,928
4.80%, 1/15/2029 25,000 25,392
2.88%, 5/1/2030(b) 100,000 93,565
4.80%, 5/1/2030(b) 25,000 25,355
2.25%, 8/1/2031(b) 405,000 356,999
4.90%, 5/1/2033 60,000 60,561
Diageo Capital plc ,
2.38%, 10/24/2029(b) 210,000 196,558
2.00%, 4/29/2030 200,000 181,889
Diageo Investment Corp. ,
7.45%, 4/15/2035(b) 250,000 299,666
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 150,000 110,614
Keurig Dr Pepper, Inc. ,
5.10%, 3/15/2027 25,000 25,247
4.35%, 5/15/2028 25,000 24,990
4.60%, 5/25/2028 104,000 104,596
5.05%, 3/15/2029(b) 25,000 25,448
3.95%, 4/15/2029 50,000 49,180
4.60%, 5/15/2030 25,000 25,009
Series 10, 5.20%, 3/15/2031 25,000 25,552
4.05%, 4/15/2032 50,000 47,776
5.30%, 3/15/2034 100,000 101,114
5.15%, 5/15/2035 25,000 24,762
4.50%, 4/15/2052(b) 250,000 201,963

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Molson Coors Beverage Co. ,
5.00%, 5/1/2042(b) 150,000 140,190
4.20%, 7/15/2046 150,000 122,201
Pepsico Singapore Financing I
Pte. Ltd. ,
4.65%, 2/16/2027(b) 25,000 25,250
4.55%, 2/16/2029 25,000 25,402
4.70%, 2/16/2034 25,000 25,079
PepsiCo, Inc. ,
2.38%, 10/6/2026 84,000 82,811
5.13%, 11/10/2026 50,000 50,657
4.40%, 2/7/2027 25,000 25,192
3.00%, 10/15/2027(b) 300,000 295,405
4.45%, 2/7/2028 25,000 25,348
3.60%, 2/18/2028 25,000 24,879
4.45%, 5/15/2028 60,000 60,934
4.10%, 1/15/2029 50,000 50,177
4.50%, 7/17/2029(b) 50,000 50,889
4.60%, 2/7/2030(b) 25,000 25,537
2.75%, 3/19/2030(b) 700,000 661,589
1.63%, 5/1/2030(b) 130,000 116,553
4.30%, 7/23/2030(b) 35,000 35,213
1.40%, 2/25/2031(b) 200,000 173,941
1.95%, 10/21/2031 100,000 87,910
3.90%, 7/18/2032(b) 35,000 34,180
4.65%, 7/23/2032(b) 50,000 50,738
4.45%, 2/15/2033 60,000 60,562
4.80%, 7/17/2034(b) 50,000 50,790
5.00%, 2/7/2035(b) 125,000 127,955
5.00%, 7/23/2035(b) 50,000 50,932
2.63%, 10/21/2041 50,000 36,378
4.45%, 4/14/2046 300,000 268,519
2.88%, 10/15/2049(b) 150,000 100,664
3.63%, 3/19/2050 200,000 153,258
2.75%, 10/21/2051 50,000 32,004
4.20%, 7/18/2052 25,000 20,834
4.65%, 2/15/2053 60,000 53,841
5.25%, 7/17/2054 50,000 49,303
11,121,019
Biotechnology 0 .4%
AbbVie, Inc. ,
2.95%, 11/21/2026 350,000 345,982
4.80%, 3/15/2027(b) 175,000 176,987
4.65%, 3/15/2028(b) 100,000 101,647
4.80%, 3/15/2029(b) 175,000 178,960
3.20%, 11/21/2029 550,000 530,612
4.88%, 3/15/2030(b) 100,000 102,936
4.95%, 3/15/2031(b) 95,000 98,195
5.05%, 3/15/2034(b) 275,000 282,982
4.55%, 3/15/2035(b) 195,000 191,958
5.20%, 3/15/2035 65,000 67,271
4.50%, 5/14/2035 200,000 196,260
4.05%, 11/21/2039(b) 380,000 340,076
4.40%, 11/6/2042 375,000 338,197
5.35%, 3/15/2044 55,000 55,177
4.75%, 3/15/2045 168,000 155,458
4.70%, 5/14/2045 282,000 258,681
4.88%, 11/14/2048 150,000 139,115
4.25%, 11/21/2049(b) 475,000 400,178
5.40%, 3/15/2054 240,000 238,640
5.60%, 3/15/2055 40,000 40,928
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
5.50%, 3/15/2064 45,000 44,976
Amgen, Inc. ,
5.15%, 3/2/2028 290,000 296,770
1.65%, 8/15/2028(b) 200,000 186,993
4.05%, 8/18/2029(b) 120,000 119,534
2.45%, 2/21/2030 100,000 92,631
5.25%, 3/2/2030 200,000 207,324
2.00%, 1/15/2032(b) 200,000 173,605
3.35%, 2/22/2032 55,000 51,644
4.20%, 3/1/2033(b) 120,000 116,701
5.25%, 3/2/2033(b) 315,000 326,290
3.15%, 2/21/2040 200,000 157,414
2.80%, 8/15/2041 100,000 73,558
5.60%, 3/2/2043 290,000 293,843
4.40%, 5/1/2045 150,000 130,249
4.56%, 6/15/2048 174,000 150,119
3.38%, 2/21/2050(b) 180,000 130,316
4.66%, 6/15/2051(b) 318,000 277,788
3.00%, 1/15/2052(b) 200,000 131,406
4.20%, 2/22/2052 25,000 20,027
4.88%, 3/1/2053(b) 55,000 49,051
5.65%, 3/2/2053(b) 330,000 329,156
4.40%, 2/22/2062 165,000 132,081
5.75%, 3/2/2063 180,000 179,573
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 182,470
3.15%, 5/1/2050(b) 230,000 149,565
3.25%, 2/15/2051(b) 130,000 85,162
Gilead Sciences, Inc. ,
1.20%, 10/1/2027 60,000 56,903
4.80%, 11/15/2029(b) 45,000 46,181
1.65%, 10/1/2030(b) 115,000 101,969
5.25%, 10/15/2033(b) 150,000 157,307
5.10%, 6/15/2035(b) 50,000 51,370
4.00%, 9/1/2036(b) 200,000 186,072
5.65%, 12/1/2041 200,000 209,183
4.80%, 4/1/2044 150,000 140,107
4.75%, 3/1/2046 200,000 183,816
4.15%, 3/1/2047(b) 150,000 126,546
2.80%, 10/1/2050 95,000 61,341
5.55%, 10/15/2053(b) 45,000 45,424
5.50%, 11/15/2054 50,000 50,370
5.60%, 11/15/2064(b) 50,000 50,603
Regeneron Pharmaceuticals,
Inc. ,
1.75%, 9/15/2030 88,000 77,615
2.80%, 9/15/2050 65,000 40,421
9,913,714
Broadline Retail 0 .3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027 500,000 493,887
4.00%, 12/6/2037 200,000 184,719
4.20%, 12/6/2047(b) 500,000 428,442
Amazon.com, Inc. ,
3.30%, 4/13/2027(b) 195,000 193,571
3.15%, 8/22/2027(b) 250,000 247,278
4.55%, 12/1/2027(b) 400,000 406,005
1.65%, 5/12/2028(b) 200,000 189,449
3.45%, 4/13/2029(b) 180,000 177,400
4.65%, 12/1/2029(b) 130,000 133,358

14 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail
Amazon.com, Inc.,
1.50%, 6/3/2030(b) 200,000 179,210
2.10%, 5/12/2031 300,000 269,898
3.60%, 4/13/2032(b) 270,000 260,979
4.70%, 12/1/2032(b) 130,000 133,613
4.80%, 12/5/2034(b) 100,000 103,336
3.88%, 8/22/2037 200,000 184,398
2.88%, 5/12/2041 200,000 153,462
4.05%, 8/22/2047 400,000 338,393
2.50%, 6/3/2050 250,000 154,442
3.10%, 5/12/2051(b) 300,000 208,707
3.95%, 4/13/2052(b) 190,000 154,116
4.25%, 8/22/2057(b) 250,000 210,058
2.70%, 6/3/2060 100,000 59,150
3.25%, 5/12/2061 200,000 133,776
eBay, Inc. ,
3.60%, 6/5/2027(b) 500,000 496,313
2.70%, 3/11/2030 88,000 82,298
2.60%, 5/10/2031(b) 75,000 68,249
3.65%, 5/10/2051(b) 100,000 74,802
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 193,867
5,913,176
Building Products 0 .1%
Allegion plc ,
3.50%, 10/1/2029 250,000 241,819
Amrize Finance US LLC ,
4.60%, 4/7/2027(c) 25,000 25,149
4.70%, 4/7/2028(c) 25,000 25,292
5.40%, 4/7/2035(b)(c) 100,000 103,013
Carlisle Cos., Inc. ,
2.75%, 3/1/2030 74,000 69,335
2.20%, 3/1/2032(b) 100,000 86,442
Carrier Global Corp. ,
2.49%, 2/15/2027 31,000 30,341
2.72%, 2/15/2030(b) 50,000 46,859
3.38%, 4/5/2040 300,000 242,197
3.58%, 4/5/2050(b) 235,000 175,257
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029(b) 50,000 47,854
4.00%, 3/25/2032(b) 100,000 95,280
5.88%, 6/1/2033(b) 32,000 33,928
4.50%, 3/25/2052(b) 30,000 24,668
Johnson Controls International
plc ,
5.50%, 4/19/2029 50,000 52,055
1.75%, 9/15/2030(b) 100,000 88,644
2.00%, 9/16/2031(b) 100,000 87,095
4.90%, 12/1/2032 65,000 66,185
4.63%, 7/2/2044(f) 100,000 89,507
4.50%, 2/15/2047 100,000 86,577
Masco Corp. ,
2.00%, 2/15/2031 250,000 219,258
3.13%, 2/15/2051 60,000 38,875
Owens Corning ,
5.70%, 6/15/2034(b) 35,000 36,869
4.30%, 7/15/2047 200,000 164,822
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Trane Technologies Financing
Ltd. ,
4.50%, 3/21/2049 250,000 216,500
2,393,821
Capital Markets 1 .6%
Ameriprise Financial, Inc. ,
5.70%, 12/15/2028 25,000 26,171
4.50%, 5/13/2032(b) 50,000 50,217
5.15%, 5/15/2033 45,000 46,630
5.20%, 4/15/2035 50,000 50,933
Apollo Debt Solutions BDC ,
Series WI*, 6.90%,
4/13/2029 75,000 78,853
5.88%, 8/30/2030(c) 25,000 25,439
Series WI*, 6.70%,
7/29/2031(b) 50,000 52,991
6.55%, 3/15/2032(c) 50,000 52,469
Ares Capital Corp. ,
2.88%, 6/15/2027 100,000 97,590
2.88%, 6/15/2028(b) 250,000 238,686
5.88%, 3/1/2029(b) 35,000 36,010
5.50%, 9/1/2030 45,000 45,548
5.10%, 1/15/2031 25,000 24,820
3.20%, 11/15/2031(b) 150,000 134,363
5.80%, 3/8/2032 50,000 50,931
Ares Management Corp. ,
5.60%, 10/11/2054(b) 25,000 24,177
Ares Strategic Income Fund ,
5.45%, 9/9/2028(b)(c) 25,000 25,195
4.85%, 1/15/2029(c) 25,000 24,741
5.60%, 2/15/2030(b) 60,000 60,586
5.80%, 9/9/2030(c) 25,000 25,405
5.15%, 1/15/2031(b)(c) 25,000 24,702
6.20%, 3/21/2032(b) 125,000 129,148
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 48,942
Bank of New York Mellon
Corp. (The) ,
1.05%, 10/15/2026 100,000 97,125
2.05%, 1/26/2027(b) 200,000 195,293
(SOFR + 0.68%), 4.44%,
6/9/2028(d) 25,000 25,171
(SOFR + 1.15%), 3.99%,
6/13/2028(d) 40,000 39,985
(SOFR + 0.84%), 4.89%,
7/21/2028(d) 75,000 76,116
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(b)(d) 25,000 25,882
Series J, 1.90%, 1/25/2029 200,000 186,909
(SOFR + 1.17%), 4.54%,
2/1/2029(b)(d) 100,000 101,123
3.85%, 4/26/2029 90,000 89,669
(SOFR + 1.60%), 6.32%,
10/25/2029(b)(d) 75,000 79,813
(SOFR + 1.09%), 4.98%,
3/14/2030(d) 125,000 128,434
(SOFR + 0.89%), 4.94%,
2/11/2031(b)(d) 50,000 51,357

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
1.80%, 7/28/2031 100,000 88,085
2.50%, 1/26/2032(b) 100,000 89,934
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 75,000 77,492
(SOFR + 1.42%), 4.29%,
6/13/2033(d) 40,000 39,366
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(b)(d) 180,000 193,869
(SOFR + 1.51%), 4.71%,
2/1/2034(d) 100,000 100,496
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(b)(d) 80,000 81,532
(SOFR + 1.85%), 6.47%,
10/25/2034(b)(d) 75,000 83,594
(SOFR + 1.42%), 5.19%,
3/14/2035(b)(d) 125,000 128,849
(SOFR + 1.25%), 5.23%,
11/20/2035(b)(d) 50,000 51,648
(SOFR + 1.35%), 5.32%,
6/6/2036(d) 50,000 51,734
(SOFR + 1.77%), 5.61%,
7/21/2039(b)(d) 25,000 26,073
BGC Group, Inc. ,
6.60%, 6/10/2029 25,000 26,002
6.15%, 4/2/2030(c) 25,000 25,613
Blackstone Private Credit
Fund ,
3.25%, 3/15/2027(b) 200,000 196,182
7.30%, 11/27/2028 25,000 26,704
4.00%, 1/15/2029 200,000 195,272
5.95%, 7/16/2029(b) 25,000 25,719
5.60%, 11/22/2029 50,000 50,877
5.05%, 9/10/2030 25,000 24,709
6.25%, 1/25/2031 25,000 26,129
6.00%, 1/29/2032(b) 100,000 103,188
6.00%, 11/22/2034(b) 50,000 51,202
Blackstone Reg Finance Co.
LLC ,
5.00%, 12/6/2034(b) 25,000 25,261
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027 25,000 25,617
2.85%, 9/30/2028(b) 200,000 189,365
5.30%, 6/30/2030(b) 25,000 25,176
Blue Owl Capital Corp. ,
3.13%, 4/13/2027 50,000 48,667
2.88%, 6/11/2028(b) 230,000 217,663
6.20%, 7/15/2030 25,000 25,708
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029(b) 150,000 156,384
5.80%, 3/15/2030 100,000 101,405
6.65%, 3/15/2031(b) 100,000 105,103
Blue Owl Finance LLC ,
6.25%, 4/18/2034(b) 150,000 157,308
Brookfield Asset Management
Ltd. ,
5.80%, 4/24/2035 25,000 26,175
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Brookfield Asset Management
Ltd.,
6.08%, 9/15/2055 50,000 51,882
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 43,678
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 139,942
Brookfield Finance, Inc. ,
3.90%, 1/25/2028 40,000 39,714
4.85%, 3/29/2029(b) 300,000 304,983
6.35%, 1/5/2034(b) 50,000 54,600
5.68%, 1/15/2035 50,000 51,862
3.50%, 3/30/2051 35,000 24,731
3.63%, 2/15/2052 15,000 10,793
5.97%, 3/4/2054(b) 125,000 128,850
5.81%, 3/3/2055 25,000 25,186
Carlyle Group, Inc. (The) ,
5.05%, 9/19/2035(b) 45,000 44,843
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030 300,000 263,530
Charles Schwab Corp. (The) ,
2.45%, 3/3/2027 40,000 39,135
(SOFR + 2.21%), 5.64%,
5/19/2029(b)(d) 300,000 311,548
(SOFR + 1.88%), 6.20%,
11/17/2029(b)(d) 75,000 79,596
1.65%, 3/11/2031 200,000 173,862
2.30%, 5/13/2031 300,000 270,180
1.95%, 12/1/2031 100,000 86,766
2.90%, 3/3/2032 100,000 91,161
(SOFR + 2.01%), 6.14%,
8/24/2034(b)(d) 220,000 239,643
CI Financial Corp. ,
4.10%, 6/15/2051 30,000 21,699
CME Group, Inc. ,
4.40%, 3/15/2030(b) 25,000 25,280
2.65%, 3/15/2032(b) 50,000 45,417
5.30%, 9/15/2043(b) 80,000 81,699
Credit Suisse USA LLC ,
7.13%, 7/15/2032 55,000 63,236
Deutsche Bank AG ,
(SOFR + 1.22%), 2.31%,
11/16/2027(d) 170,000 166,281
(SOFR + 1.32%), 2.55%,
1/7/2028(d) 200,000 195,618
(SOFR + 3.18%), 6.72%,
1/18/2029(d) 300,000 315,042
(SOFR + 1.70%), 5.00%,
9/11/2030(b)(d) 150,000 152,148
(SOFR + 1.30%), 4.95%,
8/4/2031(d) 150,000 151,418
(SOFR + 3.04%), 3.55%,
9/18/2031(b)(d) 350,000 331,794
(SOFR + 1.72%), 3.04%,
5/28/2032(d) 150,000 137,023
(SOFR + 3.65%), 7.08%,
2/10/2034(b)(d) 200,000 219,849
(SOFR + 2.05%), 5.40%,
9/11/2035(b)(d) 150,000 152,956

16 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027(b) 30,000 29,451
3.45%, 3/1/2032 25,000 23,097
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 97,163
3.25%, 7/15/2027 50,000 48,318
3.13%, 10/12/2028 150,000 139,033
6.13%, 1/15/2030(b) 25,000 24,888
6.13%, 1/15/2031(b) 25,000 24,769
Goldman Sachs Group, Inc.
(The) ,
3.85%, 1/26/2027(b) 500,000 498,559
(SOFR + 0.91%), 1.95%,
10/21/2027(d) 240,000 234,351
(SOFR + 1.11%), 2.64%,
2/24/2028(d) 95,000 93,002
(SOFR + 1.85%), 3.62%,
3/15/2028(d) 75,000 74,438
(SOFR + 1.73%), 4.48%,
8/23/2028(d) 200,000 201,251
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(d) 700,000 700,817
(SOFR + 1.77%), 6.48%,
10/24/2029(b)(d) 125,000 133,022
2.60%, 2/7/2030(b) 200,000 187,336
(SOFR + 1.27%), 5.73%,
4/25/2030(d) 150,000 156,936
(SOFR + 1.21%), 5.05%,
7/23/2030(d) 225,000 230,639
(SOFR + 1.14%), 4.69%,
10/23/2030(d) 110,000 111,402
(SOFR + 1.08%), 5.21%,
1/28/2031(b)(d) 200,000 206,457
(SOFR + 1.58%), 5.22%,
4/23/2031(b)(d) 250,000 258,526
(SOFR + 1.28%), 2.62%,
4/22/2032(b)(d) 390,000 353,816
(SOFR + 1.25%), 2.38%,
7/21/2032(d) 280,000 249,900
(SOFR + 1.26%), 2.65%,
10/21/2032(d) 165,000 148,389
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(d) 695,000 637,579
(SOFR + 1.95%), 6.56%,
10/24/2034(d) 200,000 224,235
(SOFR + 1.55%), 5.85%,
4/25/2035(d) 235,000 250,383
(SOFR + 1.55%), 5.33%,
7/23/2035(b)(d) 150,000 154,417
(SOFR + 1.42%), 5.02%,
10/23/2035(d) 275,000 276,828
(SOFR + 1.38%), 5.54%,
1/28/2036(b)(d) 300,000 313,153
6.45%, 5/1/2036 150,000 165,030
6.75%, 10/1/2037 500,000 560,200
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(d) 200,000 179,268
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(b)(d) 200,000 184,969
6.25%, 2/1/2041(b) 200,000 219,708
(SOFR + 1.51%), 3.21%,
4/22/2042(d) 200,000 154,633
(SOFR + 1.47%), 2.91%,
7/21/2042(d) 100,000 73,777
(SOFR + 1.63%), 3.44%,
2/24/2043(d) 185,000 145,942
4.80%, 7/8/2044 300,000 278,549
(SOFR + 1.58%), 5.56%,
11/19/2045(d) 200,000 203,086
(SOFR + 1.70%), 5.73%,
1/28/2056(d) 180,000 186,619
Goldman Sachs Private Credit
Corp. ,
5.88%, 5/6/2028(c) 25,000 25,372
6.25%, 5/6/2030(c) 25,000 25,546
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027(b) 100,000 96,358
Intercontinental Exchange,
Inc. ,
4.00%, 9/15/2027(b) 180,000 179,970
4.35%, 6/15/2029(b) 150,000 151,094
2.10%, 6/15/2030 165,000 149,458
5.25%, 6/15/2031 50,000 52,267
1.85%, 9/15/2032(b) 500,000 421,451
4.60%, 3/15/2033 110,000 110,452
4.25%, 9/21/2048 100,000 84,290
3.00%, 6/15/2050 75,000 50,019
4.95%, 6/15/2052(b) 120,000 111,045
3.00%, 9/15/2060 120,000 74,092
5.20%, 6/15/2062(b) 110,000 104,354
Janus Henderson US
Holdings, Inc. ,
Series WI*, 5.45%,
9/10/2034(b) 25,000 25,273
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027(b) 500,000 504,041
5.88%, 7/21/2028 70,000 72,881
4.15%, 1/23/2030(b) 100,000 98,730
2.63%, 10/15/2031(b) 100,000 88,942
6.20%, 4/14/2034(b) 150,000 159,480
KKR & Co., Inc. ,
5.10%, 8/7/2035 50,000 50,090
Lazard Group LLC ,
6.00%, 3/15/2031 40,000 42,272
5.63%, 8/1/2035(b) 25,000 25,425
LPL Holdings, Inc. ,
6.00%, 5/20/2034(b) 100,000 104,488
5.65%, 3/15/2035 50,000 50,943
Main Street Capital Corp. ,
6.50%, 6/4/2027 25,000 25,548
6.95%, 3/1/2029 25,000 26,220
Moody's Corp. ,
3.25%, 1/15/2028 300,000 295,023
2.00%, 8/19/2031(b) 60,000 52,726
5.00%, 8/5/2034(b) 50,000 50,995
2.75%, 8/19/2041 75,000 54,178

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Moody’s Corp.,
3.25%, 5/20/2050 35,000 24,225
3.10%, 11/29/2061 95,000 60,664
Morgan Stanley ,
3.95%, 4/23/2027(b) 500,000 498,904
(SOFR + 1.00%), 2.48%,
1/21/2028(b)(d) 195,000 190,860
(SOFR + 1.01%), 5.65%,
4/13/2028(b)(d) 175,000 178,919
(SOFR + 1.61%), 4.21%,
4/20/2028(b)(d) 80,000 80,087
+ 1.34%), 3.59%,
7/22/2028(b)(d) 300,000 296,843
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(d) 300,000 297,399
(SOFR + 1.73%), 5.12%,
2/1/2029(d) 90,000 91,939
(SOFR + 1.38%), 4.99%,
4/12/2029(b)(d) 40,000 40,799
(SOFR + 1.59%), 5.16%,
4/20/2029(b)(d) 255,000 261,026
(SOFR + 1.63%), 5.45%,
7/20/2029(b)(d) 35,000 36,166
(SOFR + 1.83%), 6.41%,
11/1/2029(b)(d) 70,000 74,401
(SOFR + 1.45%), 5.17%,
1/16/2030(d) 225,000 231,249
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(b)(d) 500,000 502,393
(SOFR + 1.26%), 5.66%,
4/18/2030(b)(d) 150,000 156,632
(SOFR + 1.22%), 5.04%,
7/19/2030(d) 100,000 102,486
(SOFR + 1.10%), 4.65%,
10/18/2030(b)(d) 250,000 252,733
(SOFR + 1.11%), 5.23%,
1/15/2031(d) 160,000 165,144
(SOFR + 1.14%), 2.70%,
1/22/2031(b)(d) 400,000 373,774
(SOFR + 3.12%), 3.62%,
4/1/2031(d) 420,000 407,527
(SOFR + 1.51%), 5.19%,
4/17/2031(d) 275,000 283,963
7.25%, 4/1/2032(b) 324,000 375,321
(SOFR + 1.02%), 1.93%,
4/28/2032(d) 500,000 436,364
(SOFR + 1.18%), 2.24%,
7/21/2032(d) 500,000 441,597
(SOFR + 1.20%), 2.51%,
10/20/2032(b)(d) 275,000 245,343
(SOFR + 1.29%), 2.94%,
1/21/2033(d) 70,000 63,641
(SOFR + 2.08%), 4.89%,
7/20/2033(d) 45,000 45,693
(SOFR + 2.56%), 6.34%,
10/18/2033(b)(d) 130,000 142,875
(SOFR + 1.87%), 5.25%,
4/21/2034(d) 450,000 464,051
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.88%), 5.42%,
7/21/2034(d) 235,000 244,847
(SOFR + 2.05%), 6.63%,
11/1/2034(b)(d) 115,000 128,640
(SOFR + 1.73%), 5.47%,
1/18/2035(d) 350,000 364,540
(SOFR + 1.58%), 5.83%,
4/19/2035(d) 360,000 383,775
(SOFR + 1.56%), 5.32%,
7/19/2035(d) 160,000 165,096
(SOFR + 1.42%), 5.59%,
1/18/2036(d) 250,000 261,752
(SOFR + 1.76%), 5.66%,
4/17/2036(b)(d) 150,000 158,259
(SOFR + 1.36%), 2.48%,
9/16/2036(d) 450,000 390,882
(SOFR + 2.62%), 5.30%,
4/20/2037(b)(d) 80,000 81,162
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 90,000 94,363
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(b)(d) 75,000 78,525
(SOFR + 1.49%), 3.22%,
4/22/2042(d) 200,000 156,387
4.30%, 1/27/2045(b) 300,000 263,150
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(d) 100,000 101,881
(SOFR + 1.43%), 2.80%,
1/25/2052(d) 205,000 132,084
(SOFR + 1.71%), 5.52%,
11/19/2055(b)(d) 260,000 262,816
MSCI, Inc. ,
5.25%, 9/1/2035 25,000 25,207
MSD Investment Corp. ,
6.25%, 5/31/2030(b)(c) 25,000 25,319
Nasdaq, Inc. ,
5.35%, 6/28/2028 65,000 67,021
1.65%, 1/15/2031 400,000 349,693
5.55%, 2/15/2034(b) 78,000 81,899
3.95%, 3/7/2052(b) 190,000 146,964
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 300,000 292,567
2.17%, 7/14/2028(b) 200,000 188,960
5.61%, 7/6/2029(b) 200,000 208,343
3.10%, 1/16/2030(b) 200,000 188,752
2.61%, 7/14/2031(b) 200,000 179,609
5.78%, 7/3/2034(b) 200,000 211,803
Northern Trust Corp. ,
4.00%, 5/10/2027(b) 65,000 65,101
1.95%, 5/1/2030 80,000 72,927
6.13%, 11/2/2032(b) 130,000 142,123
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 97,019
7.10%, 2/15/2029 100,000 103,425

18 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Raymond James Financial,
Inc. ,
4.90%, 9/11/2035 25,000 24,726
4.95%, 7/15/2046(b) 250,000 230,762
S&P Global, Inc. ,
2.45%, 3/1/2027(b) 30,000 29,381
2.70%, 3/1/2029(b) 100,000 95,538
2.50%, 12/1/2029(b) 80,000 75,029
1.25%, 8/15/2030(b) 110,000 95,823
2.90%, 3/1/2032(b) 325,000 297,659
3.25%, 12/1/2049 65,000 46,746
3.70%, 3/1/2052(b) 94,000 72,471
2.30%, 8/15/2060 40,000 20,870
Sixth Street Lending Partners ,
5.75%, 1/15/2030 50,000 50,807
State Street Corp. ,
4.99%, 3/18/2027(b) 75,000 76,154
4.33%, 10/22/2027(b) 75,000 75,685
(SOFR + 0.56%), 1.68%,
11/18/2027(d) 200,000 194,776
(SOFR + 0.73%), 2.20%,
2/7/2028(b)(d) 40,000 39,022
4.54%, 2/28/2028(b) 50,000 50,641
(SOFR + 1.72%), 5.82%,
11/4/2028(d) 60,000 62,097
(SOFR + 1.02%), 4.53%,
2/20/2029(d) 75,000 75,803
(SOFR + 1.48%), 5.68%,
11/21/2029(b)(d) 75,000 78,598
2.40%, 1/24/2030(b) 200,000 187,506
4.73%, 2/28/2030(b) 50,000 51,089
4.83%, 4/24/2030(b) 50,000 51,331
2.20%, 3/3/2031(b) 74,000 66,000
(SOFR + 1.05%), 4.68%,
10/22/2032(d) 75,000 75,966
(SOFR + 1.00%), 2.62%,
2/7/2033(d) 20,000 17,939
(SOFR + 1.57%), 4.82%,
1/26/2034(b)(d) 110,000 111,461
(SOFR + 1.89%), 5.16%,
5/18/2034(d) 60,000 62,158
(SOFR + 1.49%), 3.03%,
11/1/2034(b)(d) 100,000 93,839
(SOFR + 1.96%), 6.12%,
11/21/2034(b)(d) 50,000 54,109
(SOFR + 1.22%), 5.15%,
2/28/2036(d) 50,000 51,136
UBS AG ,
5.00%, 7/9/2027 250,000 254,207
7.50%, 2/15/2028 250,000 269,163
UBS Group AG ,
4.88%, 5/15/2045(b) 400,000 375,411
37,624,241
Chemicals 0 .3%
Air Products and Chemicals,
Inc. ,
1.85%, 5/15/2027(b) 105,000 101,651
4.30%, 6/11/2028(b) 25,000 25,226
4.60%, 2/8/2029(b) 100,000 101,800
2.05%, 5/15/2030(b) 145,000 132,421
4.75%, 2/8/2031 100,000 102,374
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Air Products and Chemicals,
Inc.,
4.90%, 10/11/2032 25,000 25,667
4.80%, 3/3/2033(b) 70,000 71,399
4.85%, 2/8/2034(b) 100,000 101,615
2.70%, 5/15/2040 65,000 48,489
2.80%, 5/15/2050 40,000 26,036
Albemarle Corp. ,
5.65%, 6/1/2052 100,000 88,173
Cabot Corp. ,
5.00%, 6/30/2032(b) 30,000 30,351
CF Industries, Inc. ,
5.15%, 3/15/2034(b) 300,000 302,747
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 50,000 49,790
6.30%, 3/15/2033(b) 25,000 26,869
5.15%, 2/15/2034(b) 25,000 25,070
5.35%, 3/15/2035 50,000 49,712
5.65%, 3/15/2036(b) 50,000 50,249
9.40%, 5/15/2039 206,000 268,810
4.38%, 11/15/2042 300,000 244,517
4.80%, 5/15/2049 250,000 204,023
6.90%, 5/15/2053 25,000 26,711
5.60%, 2/15/2054(b) 25,000 22,622
5.95%, 3/15/2055(b) 50,000 47,506
DuPont de Nemours, Inc. ,
4.73%, 11/15/2028 400,000 403,098
5.42%, 11/15/2048 300,000 296,594
Eastman Chemical Co. ,
5.00%, 8/1/2029 50,000 50,918
5.75%, 3/8/2033 35,000 36,751
4.65%, 10/15/2044(b) 200,000 170,789
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 77,034
1.30%, 1/30/2031(b) 200,000 172,298
2.13%, 2/1/2032 100,000 87,546
5.00%, 9/1/2035(b) 45,000 45,899
2.13%, 8/15/2050 200,000 111,436
2.70%, 12/15/2051 75,000 47,295
2.75%, 8/18/2055 65,000 40,175
FMC Corp. ,
3.45%, 10/1/2029 60,000 56,658
5.65%, 5/18/2033(b) 40,000 39,991
4.50%, 10/1/2049 85,000 65,232
6.38%, 5/18/2053(b) 40,000 39,495
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 70,000 61,528
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 166,256
LYB International Finance III
LLC ,
2.25%, 10/1/2030(b) 135,000 120,516
5.63%, 5/15/2033(b) 40,000 41,128
5.50%, 3/1/2034(b) 50,000 50,289
4.20%, 10/15/2049(b) 100,000 73,912
4.20%, 5/1/2050(b) 200,000 148,142
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 250,000 196,733
Mosaic Co. (The) ,
4.05%, 11/15/2027 250,000 249,289
5.38%, 11/15/2028 25,000 25,766

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Nutrien Ltd. ,
4.50%, 3/12/2027(b) 25,000 25,114
5.20%, 6/21/2027 50,000 50,803
4.90%, 3/27/2028(b) 25,000 25,433
5.25%, 3/12/2032 50,000 51,597
5.40%, 6/21/2034(b) 50,000 51,486
5.88%, 12/1/2036(b) 125,000 131,361
5.25%, 1/15/2045 154,000 146,335
5.80%, 3/27/2053(b) 150,000 152,522
PPG Industries, Inc. ,
2.80%, 8/15/2029(b) 300,000 285,505
RPM International, Inc. ,
2.95%, 1/15/2032(b) 45,000 40,613
Sherwin-Williams Co. (The) ,
3.45%, 6/1/2027(b) 154,000 152,537
4.30%, 8/15/2028 50,000 50,247
2.95%, 8/15/2029 200,000 191,008
4.50%, 8/15/2030 50,000 50,320
2.20%, 3/15/2032(b) 200,000 174,370
5.15%, 8/15/2035 50,000 50,875
4.50%, 6/1/2047 150,000 129,645
2.90%, 3/15/2052 80,000 50,453
Westlake Corp. ,
2.88%, 8/15/2041 100,000 68,885
4.38%, 11/15/2047(b) 100,000 78,902
7,006,607
Commercial Services & Supplies 0 .1%
Cintas Corp. No. 2 ,
4.20%, 5/1/2028 25,000 25,107
4.00%, 5/1/2032(b) 40,000 39,109
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 14,988
RELX Capital, Inc. ,
4.00%, 3/18/2029 100,000 99,434
4.75%, 3/27/2030(b) 25,000 25,510
Republic Services, Inc. ,
4.88%, 4/1/2029 25,000 25,624
5.00%, 11/15/2029 25,000 25,810
4.75%, 7/15/2030 40,000 40,974
1.45%, 2/15/2031(b) 165,000 142,932
2.38%, 3/15/2033(b) 200,000 174,438
5.00%, 4/1/2034(b) 82,000 84,113
5.20%, 11/15/2034 45,000 46,659
5.15%, 3/15/2035(b) 35,000 36,139
6.20%, 3/1/2040 70,000 77,399
Rollins, Inc. ,
5.25%, 2/24/2035 25,000 25,441
Veralto Corp. ,
5.35%, 9/18/2028(b) 50,000 51,600
5.45%, 9/18/2033 50,000 52,286
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 100,621
2.20%, 1/15/2032(b) 100,000 87,900
3.20%, 6/1/2032(b) 50,000 46,299
4.20%, 1/15/2033(b) 100,000 98,096
5.00%, 3/1/2034 50,000 51,048
5.25%, 9/1/2035(b) 45,000 46,367
2.95%, 1/15/2052 70,000 45,817
Waste Management, Inc. ,
4.95%, 7/3/2027(b) 40,000 40,697
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Waste Management, Inc.,
4.50%, 3/15/2028 75,000 75,905
4.88%, 2/15/2029 75,000 77,006
2.00%, 6/1/2029(b) 35,000 32,573
4.63%, 2/15/2030(b) 50,000 50,852
4.65%, 3/15/2030 75,000 76,512
4.95%, 7/3/2031(b) 35,000 36,186
4.80%, 3/15/2032 75,000 76,633
4.15%, 4/15/2032(b) 106,000 104,870
4.63%, 2/15/2033(b) 50,000 50,563
4.88%, 2/15/2034(b) 75,000 76,714
4.95%, 3/15/2035(b) 125,000 126,873
2.95%, 6/1/2041(b) 85,000 64,469
4.15%, 7/15/2049(b) 125,000 104,465
5.35%, 10/15/2054(b) 110,000 108,369
2,566,398
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
4.80%, 2/26/2027(b) 125,000 126,501
4.55%, 2/24/2028(b) 75,000 76,153
4.85%, 2/26/2029(b) 125,000 128,267
4.75%, 2/24/2030(b) 75,000 76,951
4.95%, 2/26/2031 243,000 251,485
4.95%, 2/24/2032 75,000 77,545
5.05%, 2/26/2034(b) 205,000 212,045
5.10%, 2/24/2035(b) 100,000 103,423
5.90%, 2/15/2039(b) 200,000 217,246
5.50%, 1/15/2040 200,000 208,818
5.30%, 2/26/2054 70,000 69,097
5.50%, 2/24/2055(b) 35,000 35,613
5.35%, 2/26/2064 75,000 73,632
Motorola Solutions, Inc. ,
5.00%, 4/15/2029(b) 25,000 25,598
4.85%, 8/15/2030(b) 25,000 25,476
2.30%, 11/15/2030(b) 300,000 271,176
2.75%, 5/24/2031(b) 76,000 69,377
5.60%, 6/1/2032(b) 100,000 105,269
5.20%, 8/15/2032(b) 25,000 25,765
5.40%, 4/15/2034(b) 25,000 25,914
5.55%, 8/15/2035 25,000 26,044
2,231,395
Construction & Engineering 0 .0%
†
MasTec, Inc. ,
5.90%, 6/15/2029(b) 25,000 26,167
Quanta Services, Inc. ,
4.75%, 8/9/2027(b) 50,000 50,571
4.30%, 8/9/2028 25,000 25,118
2.90%, 10/1/2030(b) 100,000 93,354
4.50%, 1/15/2031 25,000 24,985
2.35%, 1/15/2032 50,000 43,887
5.25%, 8/9/2034(b) 50,000 51,260
5.10%, 8/9/2035 25,000 25,064
3.05%, 10/1/2041(b) 55,000 40,890
381,296
Construction Materials 0 .0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031(b) 65,000 58,585

20 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030(b) 500,000 464,647
2.40%, 7/15/2031 25,000 22,386
5.15%, 12/1/2034(b) 30,000 30,616
3.20%, 7/15/2051 50,000 34,394
Vulcan Materials Co. ,
4.95%, 12/1/2029 40,000 40,960
5.35%, 12/1/2034 75,000 77,365
4.50%, 6/15/2047(b) 250,000 217,800
5.70%, 12/1/2054(b) 35,000 35,791
982,544
Consumer Finance 0 .8%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 480,000 471,593
3.88%, 1/23/2028(b) 500,000 496,048
3.00%, 10/29/2028(b) 300,000 289,108
3.30%, 1/30/2032(b) 300,000 276,268
3.40%, 10/29/2033(b) 150,000 134,776
5.30%, 1/19/2034 150,000 153,422
4.95%, 9/10/2034(b) 150,000 149,311
3.85%, 10/29/2041(b) 150,000 123,256
Ally Financial, Inc. ,
4.75%, 6/9/2027 40,000 40,206
7.10%, 11/15/2027 100,000 105,243
2.20%, 11/2/2028 165,000 154,216
(SOFR + 2.82%), 6.85%,
1/3/2030(d) 50,000 52,892
8.00%, 11/1/2031(b) 150,000 170,995
8.00%, 11/1/2031 50,000 56,877
(SOFR + 1.78%), 5.55%,
7/31/2033(b)(d) 50,000 50,185
(SOFR + 2.29%), 6.18%,
7/26/2035(b)(d) 40,000 41,256
American Express Co. ,
1.65%, 11/4/2026(b) 200,000 195,005
2.55%, 3/4/2027 110,000 107,850
3.30%, 5/3/2027 300,000 296,903
5.85%, 11/5/2027(b) 95,000 98,421
(SOFR + 1.00%), 5.10%,
2/16/2028(b)(d) 174,000 176,335
(SOFR + 0.93%), 5.04%,
7/26/2028(d) 45,000 45,768
(SOFR + 1.26%), 4.73%,
4/25/2029(d) 125,000 126,970
4.05%, 5/3/2029(b) 60,000 60,112
(SOFR + 0.81%), 4.35%,
7/20/2029(d) 125,000 125,738
(United States SOFR
Compounded Index
+ 1.28%), 5.28%,
7/27/2029(d) 100,000 103,137
(SOFR + 1.09%), 5.53%,
4/25/2030(b)(d) 175,000 182,863
(United States SOFR
Compounded Index
+ 1.02%), 5.09%,
1/30/2031(d) 75,000 77,324
(SOFR + 1.44%), 5.02%,
4/25/2031(d) 125,000 128,534
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
(SOFR + 1.94%), 6.49%,
10/30/2031(b)(d) 150,000 164,400
(SOFR + 2.26%), 4.99%,
5/26/2033(b)(d) 25,000 25,467
(SOFR + 1.22%), 4.92%,
7/20/2033(d) 55,000 55,957
(SOFR + 1.76%), 4.42%,
8/3/2033(d) 130,000 128,809
(SOFR + 1.84%), 5.04%,
5/1/2034(b)(d) 120,000 123,207
(SOFR + 1.42%), 5.28%,
7/26/2035(d) 155,000 159,993
(United States SOFR
Compounded Index
+ 1.32%), 5.44%,
1/30/2036(b)(d) 75,000 78,006
(SOFR + 1.79%), 5.67%,
4/25/2036(d) 75,000 79,238
4.05%, 12/3/2042 100,000 86,670
American Honda Finance
Corp. ,
4.40%, 10/5/2026 50,000 50,145
2.35%, 1/8/2027 100,000 97,818
4.90%, 3/12/2027 50,000 50,575
4.55%, 7/9/2027(b) 25,000 25,203
4.90%, 7/9/2027 50,000 50,706
4.45%, 10/22/2027 50,000 50,430
4.70%, 1/12/2028 20,000 20,248
4.55%, 3/3/2028 25,000 25,227
5.13%, 7/7/2028(b) 150,000 153,815
4.25%, 9/1/2028 50,000 50,126
5.65%, 11/15/2028 50,000 52,130
2.25%, 1/12/2029 50,000 47,027
4.90%, 3/13/2029 50,000 51,048
4.40%, 9/5/2029(b) 50,000 50,262
4.80%, 3/5/2030 25,000 25,427
4.60%, 4/17/2030 60,000 60,503
4.50%, 9/4/2030 50,000 50,071
5.85%, 10/4/2030 50,000 53,157
5.05%, 7/10/2031 50,000 51,327
4.85%, 10/23/2031(b) 50,000 50,761
5.15%, 7/9/2032(b) 25,000 25,615
4.90%, 1/10/2034 35,000 35,260
5.20%, 3/5/2035(b) 25,000 25,398
Capital One Financial Corp. ,
4.10%, 2/9/2027(b) 250,000 249,585
3.65%, 5/11/2027(b) 300,000 297,612
(SOFR + 2.44%), 7.15%,
10/29/2027(b)(d) 50,000 51,497
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(d) 300,000 303,090
(SOFR + 2.08%), 5.47%,
2/1/2029(b)(d) 100,000 102,551
(SOFR + 2.64%), 6.31%,
6/8/2029(b)(d) 240,000 251,763
(SOFR + 1.79%), 3.27%,
3/1/2030(b)(d) 95,000 91,552
(SOFR + 2.60%), 5.25%,
7/26/2030(b)(d) 60,000 61,673

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 1.56%), 5.46%,
7/26/2030(b)(d) 50,000 51,762
(SOFR + 1.25%), 4.49%,
9/11/2031(d) 45,000 44,636
(SOFR + 3.07%), 7.62%,
10/30/2031(d) 200,000 226,198
(SOFR + 1.34%), 2.36%,
7/29/2032(b)(d) 100,000 86,316
6.70%, 11/29/2032(b) 100,000 110,323
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(d) 90,000 94,384
(SOFR + 2.86%), 6.38%,
6/8/2034(b)(d) 280,000 302,868
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(d) 75,000 88,675
(SOFR + 2.26%), 6.05%,
2/1/2035(d) 100,000 106,152
(SOFR + 1.99%), 5.88%,
7/26/2035(b)(d) 150,000 157,317
(SOFR + 2.04%), 6.18%,
1/30/2036(b)(d) 50,000 51,868
(SOFR + 1.63%), 5.20%,
9/11/2036(d) 50,000 49,450
Caterpillar Financial Services
Corp. ,
4.45%, 10/16/2026(b) 25,000 25,159
4.50%, 1/7/2027 25,000 25,187
1.70%, 1/8/2027 200,000 194,719
4.50%, 1/8/2027 25,000 25,194
5.00%, 5/14/2027(b) 25,000 25,434
3.60%, 8/12/2027(b) 100,000 99,578
4.40%, 10/15/2027 25,000 25,272
4.60%, 11/15/2027 50,000 50,748
4.40%, 3/3/2028 25,000 25,265
Series K, 4.10%,
8/15/2028(b) 50,000 50,224
4.85%, 2/27/2029 50,000 51,342
4.38%, 8/16/2029 25,000 25,344
4.70%, 11/15/2029 50,000 51,213
4.80%, 1/8/2030 25,000 25,775
Ford Motor Credit Co. LLC ,
5.85%, 5/17/2027 200,000 202,472
4.95%, 5/28/2027 200,000 199,654
4.13%, 8/17/2027 200,000 196,730
7.35%, 11/4/2027(b) 400,000 417,196
6.80%, 5/12/2028(b) 400,000 415,433
6.80%, 11/7/2028 200,000 208,811
5.80%, 3/8/2029(b) 200,000 202,958
7.35%, 3/6/2030 200,000 214,080
4.00%, 11/13/2030 200,000 186,562
7.12%, 11/7/2033(b) 200,000 213,775
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027 50,000 48,705
5.00%, 4/9/2027(b) 200,000 201,833
5.00%, 7/15/2027 25,000 25,303
5.35%, 7/15/2027(b) 60,000 61,086
6.00%, 1/9/2028(b) 100,000 103,575
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc.,
5.05%, 4/4/2028(b) 50,000 50,804
5.80%, 6/23/2028 55,000 56,995
2.40%, 10/15/2028(b) 195,000 184,521
5.80%, 1/7/2029(b) 50,000 51,963
5.55%, 7/15/2029 25,000 25,815
4.90%, 10/6/2029(b) 50,000 50,578
5.35%, 1/7/2030(b) 50,000 51,216
5.85%, 4/6/2030(b) 45,000 47,065
3.60%, 6/21/2030(b) 200,000 190,538
5.45%, 7/15/2030(b) 25,000 25,755
2.70%, 6/10/2031(b) 145,000 129,631
5.60%, 6/18/2031(b) 30,000 31,047
3.10%, 1/12/2032 250,000 225,232
5.63%, 4/4/2032(b) 25,000 25,803
6.40%, 1/9/2033(b) 125,000 134,044
6.10%, 1/7/2034(b) 150,000 157,694
5.95%, 4/4/2034(b) 100,000 103,855
5.45%, 9/6/2034(b) 50,000 50,298
5.90%, 1/7/2035 50,000 51,587
6.15%, 7/15/2035 25,000 26,145
John Deere Capital Corp. ,
1.30%, 10/13/2026(b) 55,000 53,587
4.50%, 1/8/2027 50,000 50,394
4.50%, 1/8/2027 25,000 25,197
1.70%, 1/11/2027 200,000 194,500
4.85%, 3/5/2027 25,000 25,327
4.90%, 6/11/2027 50,000 50,817
4.20%, 7/15/2027(b) 35,000 35,229
4.15%, 9/15/2027 60,000 60,283
4.65%, 1/7/2028 25,000 25,409
4.75%, 1/20/2028 40,000 40,767
1.50%, 3/6/2028(b) 250,000 235,934
Series I, 4.25%, 6/5/2028(b) 50,000 50,413
4.95%, 7/14/2028 148,000 151,983
4.50%, 1/16/2029 50,000 50,750
3.35%, 4/18/2029 40,000 39,101
4.85%, 6/11/2029(b) 50,000 51,364
4.85%, 10/11/2029 40,000 41,215
Series I, 4.55%, 6/5/2030 50,000 50,778
4.70%, 6/10/2030(b) 40,000 41,036
4.38%, 10/15/2030 50,000 50,357
1.45%, 1/15/2031(b) 200,000 175,107
4.90%, 3/7/2031 25,000 25,773
4.40%, 9/8/2031 75,000 75,510
4.35%, 9/15/2032(b) 60,000 60,097
Series I, 5.15%, 9/8/2033(b) 150,000 156,783
5.10%, 4/11/2034(b) 50,000 51,732
Series MTN1, 5.05%,
6/12/2034 50,000 51,557
PACCAR Financial Corp. ,
5.20%, 11/9/2026 25,000 25,344
Series R, 4.50%,
11/25/2026 40,000 40,310
2.00%, 2/4/2027 100,000 97,449
5.00%, 5/13/2027 25,000 25,445
4.25%, 6/23/2027 25,000 25,167
4.45%, 8/6/2027(b) 50,000 50,574
4.60%, 1/10/2028 100,000 101,483
4.55%, 3/3/2028 50,000 50,695
4.00%, 8/8/2028 25,000 25,066

22 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
PACCAR Financial Corp.,
4.60%, 1/31/2029 25,000 25,465
4.00%, 9/26/2029 25,000 24,985
4.55%, 5/8/2030 25,000 25,449
5.00%, 3/22/2034 25,000 25,743
Synchrony Financial ,
3.95%, 12/1/2027 80,000 79,083
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(b)
(d) 50,000 51,826
2.88%, 10/28/2031(b) 180,000 159,411
Toyota Motor Credit Corp. ,
5.40%, 11/20/2026(b) 50,000 50,794
4.60%, 1/8/2027 25,000 25,219
3.20%, 1/11/2027 200,000 198,157
1.90%, 1/13/2027 100,000 97,515
Series B, 5.00%, 3/19/2027 50,000 50,784
3.05%, 3/22/2027(b) 100,000 98,764
4.50%, 5/14/2027(b) 75,000 75,677
4.55%, 9/20/2027(b) 90,000 91,038
4.35%, 10/8/2027 50,000 50,424
4.63%, 1/12/2028(b) 40,000 40,577
5.25%, 9/11/2028 25,000 25,868
4.65%, 1/5/2029 25,000 25,458
5.05%, 5/16/2029 25,000 25,798
4.45%, 6/29/2029 90,000 91,106
4.95%, 1/9/2030 25,000 25,752
2.15%, 2/13/2030(b) 500,000 460,663
4.80%, 5/15/2030(b) 70,000 71,691
4.55%, 5/17/2030(b) 60,000 60,950
5.55%, 11/20/2030 98,000 103,745
5.10%, 3/21/2031 50,000 51,865
1.90%, 9/12/2031(b) 100,000 87,278
4.60%, 10/10/2031(b) 50,000 50,675
4.70%, 1/12/2033(b) 45,000 45,609
5.35%, 1/9/2035(b) 175,000 183,004
19,436,029
Consumer Staples Distribution & Retail 0 .3%
Costco Wholesale Corp. ,
1.38%, 6/20/2027(b) 120,000 115,283
1.60%, 4/20/2030 500,000 450,779
Dollar General Corp. ,
4.63%, 11/1/2027(b) 70,000 70,594
5.20%, 7/5/2028 20,000 20,467
3.50%, 4/3/2030(b) 500,000 480,220
5.00%, 11/1/2032(b) 75,000 75,741
5.45%, 7/5/2033 20,000 20,738
Dollar Tree, Inc. ,
4.20%, 5/15/2028 90,000 89,761
2.65%, 12/1/2031 50,000 44,577
3.38%, 12/1/2051 50,000 33,528
Kroger Co. (The) ,
7.50%, 4/1/2031(b) 257,000 294,116
5.00%, 9/15/2034 200,000 201,698
5.40%, 7/15/2040 200,000 200,057
4.45%, 2/1/2047 82,000 69,911
5.40%, 1/15/2049 50,000 48,031
3.95%, 1/15/2050(b) 100,000 77,784
5.50%, 9/15/2054(b) 180,000 175,439
5.65%, 9/15/2064(b) 85,000 82,912
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Sysco Corp. ,
5.75%, 1/17/2029 25,000 26,138
2.40%, 2/15/2030 100,000 92,519
5.95%, 4/1/2030(b) 200,000 211,999
5.10%, 9/23/2030(b) 25,000 25,775
2.45%, 12/14/2031 100,000 89,121
6.00%, 1/17/2034 25,000 27,039
5.40%, 3/23/2035(b) 25,000 25,835
6.60%, 4/1/2050(b) 300,000 333,385
3.15%, 12/14/2051 50,000 33,461
Target Corp. ,
1.95%, 1/15/2027 130,000 126,915
2.35%, 2/15/2030 105,000 97,756
2.65%, 9/15/2030 50,000 46,594
4.50%, 9/15/2032(b) 100,000 100,575
4.40%, 1/15/2033 150,000 149,963
4.50%, 9/15/2034(b) 50,000 49,329
5.00%, 4/15/2035(b) 25,000 25,311
5.25%, 2/15/2036(b) 25,000 25,736
4.00%, 7/1/2042(b) 96,000 81,966
3.63%, 4/15/2046 200,000 154,370
4.80%, 1/15/2053(b) 150,000 136,209
Walmart, Inc. ,
4.10%, 4/28/2027 35,000 35,238
3.95%, 9/9/2027(b) 60,000 60,258
3.90%, 4/15/2028 45,000 45,162
3.70%, 6/26/2028(b) 300,000 299,949
1.50%, 9/22/2028(b) 100,000 93,691
4.00%, 4/15/2030(b) 160,000 161,002
4.35%, 4/28/2030(b) 45,000 45,739
1.80%, 9/22/2031(b) 300,000 264,676
4.15%, 9/9/2032(b) 60,000 60,116
4.10%, 4/15/2033(b) 80,000 79,440
4.90%, 4/28/2035(b) 90,000 92,580
5.25%, 9/1/2035 118,000 124,946
6.50%, 8/15/2037 350,000 406,513
2.50%, 9/22/2041(b) 200,000 144,814
4.05%, 6/29/2048 125,000 105,363
2.65%, 9/22/2051 400,000 255,501
4.50%, 4/15/2053(b) 80,000 71,654
6,758,274
Containers & Packaging 0 .1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033 40,000 41,718
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 50,000 50,560
5.10%, 3/17/2030(b) 25,000 25,567
2.63%, 6/19/2030 50,000 46,126
2.69%, 5/25/2031(b) 75,000 68,175
5.50%, 3/17/2035(b) 40,000 41,188
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 86,612
5.75%, 3/15/2033(b) 90,000 95,122
Berry Global, Inc. ,
5.80%, 6/15/2031(b) 50,000 52,864
5.65%, 1/15/2034 130,000 135,453
International Paper Co. ,
6.00%, 11/15/2041 350,000 364,524
Packaging Corp. of America ,
3.00%, 12/15/2029(b) 50,000 47,751

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Packaging Corp. of America,
4.05%, 12/15/2049(b) 100,000 79,413
3.05%, 10/1/2051 40,000 26,143
Smurfit Kappa Treasury ULC ,
5.44%, 4/3/2034(b) 200,000 207,352
Sonoco Products Co. ,
2.25%, 2/1/2027 165,000 160,717
3.13%, 5/1/2030(b) 50,000 47,241
2.85%, 2/1/2032(b) 200,000 180,322
5.00%, 9/1/2034(b) 25,000 24,728
WRKCo, Inc. ,
4.90%, 3/15/2029 250,000 254,745
2,036,321
Distributors 0 .0%
†
Genuine Parts Co. ,
6.50%, 11/1/2028 25,000 26,545
4.95%, 8/15/2029(b) 25,000 25,441
6.88%, 11/1/2033 25,000 27,989
79,975
Diversified Consumer Services 0 .0%
†
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 26,848
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 65,194
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 69,419
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 60,185
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 22,903
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 91,659
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 101,239
4.68%, 7/1/2114(b) 75,000 63,933
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 17,639
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 55,262
3.30%, 7/15/2056(b) 200,000 139,534
Trustees of Princeton
University (The) ,
4.65%, 7/1/2030 5,000 5,104
Series 2020, 2.52%,
7/1/2050 84,000 53,054
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 28,667
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051 200,000 132,421
4.98%, 10/1/2053 75,000 70,821
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 37,073
1,040,955
Diversified REITs 0 .2%
American Assets Trust LP ,
6.15%, 10/1/2034 25,000 25,442
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 74,429
5.00%, 11/1/2032 25,000 24,850
Digital Realty Trust LP ,
3.70%, 8/15/2027 110,000 109,211
5.55%, 1/15/2028(b) 380,000 391,147
Equinix Europe 2 Financing
Corp. LLC ,
5.50%, 6/15/2034(b) 50,000 51,902
GLP Capital LP ,
5.30%, 1/15/2029(b) 500,000 509,144
3.25%, 1/15/2032 50,000 44,984
5.25%, 2/15/2033 25,000 25,041
5.63%, 9/15/2034 45,000 45,545
5.75%, 11/1/2037(b) 25,000 24,826
Rayonier LP ,
2.75%, 5/17/2031 45,000 40,394
Safehold GL Holdings LLC ,
5.65%, 1/15/2035 25,000 25,582
Simon Property Group LP ,
1.38%, 1/15/2027 100,000 96,693
2.45%, 9/13/2029(b) 250,000 234,699
4.38%, 10/1/2030 25,000 25,057
2.65%, 2/1/2032 100,000 89,611
5.50%, 3/8/2033 100,000 105,535
4.75%, 9/26/2034(b) 35,000 34,787
5.13%, 10/1/2035(b) 50,000 50,583
4.25%, 11/30/2046(b) 350,000 296,600
3.25%, 9/13/2049(b) 132,000 92,579
5.85%, 3/8/2053(b) 100,000 103,743
VICI Properties LP ,
4.75%, 2/15/2028 85,000 85,715
4.95%, 2/15/2030 80,000 80,928
5.13%, 11/15/2031 145,000 147,120
5.13%, 5/15/2032 159,000 160,565
5.75%, 4/1/2034 50,000 51,921
5.63%, 4/1/2035(b) 30,000 30,717
5.63%, 5/15/2052(b) 30,000 28,604
6.13%, 4/1/2054(b) 50,000 50,667
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 118,110
4.65%, 7/15/2030 25,000 25,148
2.45%, 2/1/2032 70,000 61,411
5.38%, 6/30/2034 25,000 25,617
3,388,907
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
2.30%, 6/1/2027 300,000 291,135

24 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
1.65%, 2/1/2028(b) 200,000 189,342
4.35%, 3/1/2029 500,000 502,221
4.30%, 2/15/2030 300,000 300,653
4.70%, 8/15/2030(b) 100,000 101,702
2.75%, 6/1/2031(b) 300,000 274,954
2.25%, 2/1/2032 300,000 262,638
4.55%, 11/1/2032 50,000 49,778
2.55%, 12/1/2033 360,000 306,543
5.40%, 2/15/2034(b) 210,000 218,262
4.50%, 5/15/2035(b) 310,000 299,532
5.38%, 8/15/2035(b) 100,000 102,993
4.90%, 11/1/2035 100,000 99,219
4.85%, 3/1/2039(b) 150,000 143,902
3.50%, 6/1/2041 300,000 239,813
4.65%, 6/1/2044 150,000 132,305
5.55%, 11/1/2045 75,000 74,254
4.50%, 3/9/2048 300,000 254,289
3.65%, 6/1/2051 500,000 361,563
3.50%, 9/15/2053 590,000 408,105
5.70%, 11/1/2054 150,000 148,255
3.55%, 9/15/2055 775,000 534,067
6.05%, 8/15/2056(b) 140,000 145,113
3.80%, 12/1/2057 514,000 366,506
3.65%, 9/15/2059 579,000 395,865
Bell Canada ,
5.10%, 5/11/2033(b) 60,000 61,059
Series US-4, 3.65%,
3/17/2051(b) 175,000 126,759
3.65%, 8/15/2052 25,000 17,902
Bell Telephone Co. of Canada
or Bell Canada ,
5.20%, 2/15/2034 50,000 50,618
4.46%, 4/1/2048(b) 108,000 90,238
5.55%, 2/15/2054(b) 50,000 48,851
British Telecommunications
plc ,
9.62%, 12/15/2030(f) 250,000 307,818
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(f) 369,000 434,943
Orange SA ,
9.00%, 3/1/2031(d)(f) 100,000 121,496
5.38%, 1/13/2042(b) 250,000 249,447
Sprint Capital Corp. ,
6.88%, 11/15/2028 300,000 322,694
8.75%, 3/15/2032 200,000 243,657
Telefonica Emisiones SA ,
7.05%, 6/20/2036 200,000 225,640
5.21%, 3/8/2047 250,000 224,721
5.52%, 3/1/2049(b) 150,000 139,439
TELUS Corp. ,
2.80%, 2/16/2027(b) 200,000 196,246
3.40%, 5/13/2032 60,000 55,257
Verizon Communications, Inc. ,
2.10%, 3/22/2028 125,000 119,230
4.33%, 9/21/2028 283,000 285,021
3.88%, 2/8/2029(b) 110,000 109,208
4.02%, 12/3/2029 400,000 397,216
3.15%, 3/22/2030 200,000 191,254
1.75%, 1/20/2031 500,000 437,436
2.55%, 3/21/2031 348,000 316,405
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
2.36%, 3/15/2032(b) 840,000 736,630
5.05%, 5/9/2033(b) 45,000 46,048
4.50%, 8/10/2033 250,000 246,383
4.78%, 2/15/2035(b) 300,000 295,114
5.25%, 4/2/2035 140,000 142,368
5.40%, 7/2/2037(c) 300,000 304,788
4.81%, 3/15/2039(b) 385,000 367,191
3.40%, 3/22/2041 530,000 418,757
2.85%, 9/3/2041 110,000 80,123
2.88%, 11/20/2050 500,000 319,123
3.55%, 3/22/2051(b) 370,000 271,284
3.88%, 3/1/2052(b) 90,000 69,083
5.50%, 2/23/2054(b) 25,000 24,624
2.99%, 10/30/2056 500,000 308,295
3.00%, 11/20/2060(b) 180,000 109,042
3.70%, 3/22/2061 350,000 246,538
14,960,955
Electric Utilities 1 .8%
AEP Texas, Inc. ,
5.45%, 5/15/2029(b) 25,000 25,937
4.70%, 5/15/2032(b) 70,000 69,819
5.70%, 5/15/2034 50,000 52,033
3.80%, 10/1/2047 100,000 74,943
5.25%, 5/15/2052(b) 20,000 18,440
5.85%, 10/15/2055 100,000 99,553
AEP Transmission Co. LLC ,
5.38%, 6/15/2035 50,000 51,731
Series N, 2.75%, 8/15/2051 50,000 31,732
Series O, 4.50%, 6/15/2052 80,000 68,992
5.40%, 3/15/2053(b) 90,000 89,256
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 39,924
Series C, 4.30%, 3/15/2031 25,000 24,973
3.94%, 9/1/2032 40,000 38,772
5.85%, 11/15/2033 25,000 26,822
5.10%, 4/2/2035(b) 35,000 35,767
4.15%, 8/15/2044 350,000 297,044
3.13%, 7/15/2051 80,000 54,146
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027(b) 100,000 103,241
Series J, 4.30%, 12/1/2028 50,000 50,207
5.20%, 1/15/2029(b) 50,000 51,554
5.95%, 11/1/2032 100,000 107,206
5.63%, 3/1/2033(b) 24,000 25,229
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.95%, 12/15/2054(d) 100,000 108,225
Appalachian Power Co. ,
Series BB, 4.50%,
8/1/2032(b) 30,000 29,685
5.65%, 4/1/2034(b) 25,000 26,103
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 46,943
2.20%, 12/15/2031 100,000 87,285
6.35%, 12/15/2032(b) 100,000 109,345
5.55%, 8/1/2033(b) 25,000 26,148
5.70%, 8/15/2034 25,000 26,194
4.35%, 11/15/2045 50,000 42,254

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Arizona Public Service Co.,
3.50%, 12/1/2049 200,000 143,326
5.90%, 8/15/2055 45,000 46,080
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031(b) 80,000 71,619
5.30%, 6/1/2034 25,000 26,002
5.45%, 6/1/2035(b) 100,000 103,873
3.50%, 8/15/2046 100,000 75,524
3.20%, 9/15/2049 115,000 79,425
2.90%, 6/15/2050 60,000 39,052
4.55%, 6/1/2052(b) 30,000 25,998
5.40%, 6/1/2053(b) 25,000 24,540
5.65%, 6/1/2054(b) 25,000 25,523
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028(b) 105,000 108,328
4.80%, 3/15/2030 50,000 51,154
Series ai., 4.45%, 10/1/2032 40,000 39,772
Series AQ, 4.95%,
8/15/2035 100,000 99,638
4.50%, 4/1/2044 250,000 222,627
Series AD, 2.90%, 7/1/2050 60,000 39,296
Series AF, 3.35%, 4/1/2051 60,000 42,649
Series AJ, 4.85%,
10/1/2052(b) 40,000 36,371
Commonwealth Edison Co. ,
5.30%, 6/1/2034(b) 25,000 26,094
4.35%, 11/15/2045 200,000 172,106
3.65%, 6/15/2046 250,000 193,571
4.00%, 3/1/2048(b) 350,000 281,519
Series 127, 3.20%,
11/15/2049 155,000 107,048
Series 131, 2.75%, 9/1/2051 200,000 124,316
5.95%, 6/1/2055 60,000 63,779
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029 25,000 25,454
Series A, 2.05%,
7/1/2031(b) 100,000 88,330
4.90%, 7/1/2033 25,000 25,323
4.95%, 8/15/2034 25,000 25,300
5.25%, 1/15/2053 100,000 96,374
Dayton Power & Light Co.
(The) ,
4.55%, 8/15/2030(c) 25,000 24,930
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%,
12/1/2031(b) 50,000 44,251
6.05%, 1/15/2038 150,000 161,645
5.10%, 6/1/2065 100,000 91,084
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 36,987
5.20%, 4/1/2033 40,000 41,542
5.20%, 3/1/2034 50,000 51,748
5.25%, 5/15/2035(b) 50,000 51,445
4.30%, 7/1/2044 500,000 430,944
Series B, 3.65%, 3/1/2052 25,000 18,695
5.40%, 4/1/2053(b) 40,000 39,651
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 494,614
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Carolinas LLC,
2.45%, 2/1/2030 100,000 93,215
2.85%, 3/15/2032 70,000 63,805
4.95%, 1/15/2033(b) 80,000 82,248
4.85%, 1/15/2034(b) 25,000 25,310
5.25%, 3/15/2035 25,000 25,870
6.10%, 6/1/2037 50,000 53,727
6.00%, 1/15/2038 400,000 432,751
3.20%, 8/15/2049 50,000 34,933
3.55%, 3/15/2052(b) 35,000 25,765
5.35%, 1/15/2053(b) 100,000 98,080
5.40%, 1/15/2054(b) 84,000 83,288
Duke Energy Corp. ,
4.85%, 1/5/2027 25,000 25,243
5.00%, 12/8/2027 85,000 86,561
4.30%, 3/15/2028 80,000 80,372
4.85%, 1/5/2029 25,000 25,474
2.45%, 6/1/2030 70,000 64,424
2.55%, 6/15/2031(b) 150,000 135,607
4.50%, 8/15/2032(b) 90,000 89,433
5.75%, 9/15/2033 75,000 79,662
5.45%, 6/15/2034(b) 125,000 130,018
4.95%, 9/15/2035 35,000 34,770
3.75%, 9/1/2046 144,000 110,391
3.50%, 6/15/2051(b) 200,000 140,926
5.00%, 8/15/2052(b) 90,000 81,023
6.10%, 9/15/2053(b) 75,000 78,942
5.80%, 6/15/2054(b) 25,000 25,257
5.70%, 9/15/2055(b) 100,000 99,637
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 247,815
2.50%, 12/1/2029(b) 70,000 65,762
2.40%, 12/15/2031(b) 95,000 85,395
5.65%, 4/1/2040 300,000 313,012
3.40%, 10/1/2046 500,000 370,148
3.00%, 12/15/2051 45,000 29,436
6.20%, 11/15/2053 25,000 27,321
Duke Energy Indiana LLC ,
5.25%, 3/1/2034 25,000 25,794
6.35%, 8/15/2038 250,000 277,762
5.40%, 4/1/2053 40,000 39,141
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 141,542
5.25%, 4/1/2033(b) 25,000 25,892
5.30%, 6/15/2035 25,000 25,780
5.55%, 3/15/2054(b) 25,000 24,973
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 47,208
5.25%, 3/15/2033 30,000 31,217
5.10%, 3/15/2034(b) 25,000 25,724
5.05%, 3/15/2035 25,000 25,403
4.15%, 12/1/2044 100,000 84,878
4.20%, 8/15/2045 250,000 211,902
5.35%, 3/15/2053 50,000 48,713
5.55%, 3/15/2055 25,000 25,100
Edison International ,
4.13%, 3/15/2028(b) 500,000 490,824
5.25%, 11/15/2028 25,000 25,201
5.45%, 6/15/2029 50,000 50,387
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 172,573

26 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Enel Chile SA ,
4.88%, 6/12/2028 71,000 72,139
Entergy Arkansas LLC ,
5.15%, 1/15/2033(b) 100,000 103,405
5.30%, 9/15/2033 40,000 41,469
5.45%, 6/1/2034 50,000 52,265
5.75%, 6/1/2054 25,000 25,594
Entergy Corp. ,
1.90%, 6/15/2028 500,000 471,435
2.80%, 6/15/2030(b) 80,000 74,649
3.75%, 6/15/2050(b) 35,000 25,777
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(b)(d) 88,000 91,951
Entergy Louisiana LLC ,
5.35%, 3/15/2034 25,000 25,941
5.15%, 9/15/2034(b) 50,000 51,053
4.75%, 9/15/2052(b) 200,000 177,926
5.70%, 3/15/2054 25,000 25,228
5.80%, 3/15/2055 25,000 25,597
Entergy Mississippi LLC ,
5.00%, 9/1/2033 20,000 20,357
5.85%, 6/1/2054 25,000 25,593
5.80%, 4/15/2055(b) 25,000 25,611
Entergy Texas, Inc. ,
4.00%, 3/30/2029 50,000 49,709
1.75%, 3/15/2031(b) 400,000 349,573
5.25%, 4/15/2035 50,000 51,243
3.55%, 9/30/2049 200,000 145,216
5.00%, 9/15/2052 20,000 18,051
5.80%, 9/1/2053 25,000 25,354
5.55%, 9/15/2054 25,000 24,559
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 25,000 26,904
5.25%, 3/15/2035 25,000 25,460
4.10%, 4/1/2043 200,000 167,949
5.70%, 3/15/2053 20,000 20,190
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 30,460
5.40%, 4/1/2034(b) 25,000 26,000
5.13%, 8/15/2035 25,000 25,266
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 237,110
Eversource Energy ,
5.00%, 1/1/2027 25,000 25,244
2.90%, 3/1/2027 50,000 49,105
4.60%, 7/1/2027 35,000 35,198
5.45%, 3/1/2028 95,000 97,581
5.95%, 2/1/2029(b) 50,000 52,352
Series O, 4.25%,
4/1/2029(b) 400,000 398,821
Series R, 1.65%, 8/15/2030 100,000 87,792
5.85%, 4/15/2031(b) 50,000 52,969
3.38%, 3/1/2032(b) 50,000 46,238
5.13%, 5/15/2033(b) 40,000 40,557
5.50%, 1/1/2034(b) 50,000 51,631
5.95%, 7/15/2034 50,000 53,040
3.45%, 1/15/2050 100,000 71,582
Exelon Corp. ,
5.15%, 3/15/2028 30,000 30,684
4.05%, 4/15/2030(b) 300,000 296,752
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Exelon Corp.,
5.13%, 3/15/2031 50,000 51,552
5.30%, 3/15/2033(b) 60,000 62,164
5.45%, 3/15/2034 35,000 36,326
5.63%, 6/15/2035 300,000 312,793
4.10%, 3/15/2052(b) 35,000 27,368
5.60%, 3/15/2053 90,000 87,983
5.88%, 3/15/2055 50,000 50,868
FirstEnergy Corp. ,
Series B, 3.90%,
7/15/2027(f) 106,000 105,350
2.65%, 3/1/2030(b) 80,000 74,224
Series C, 4.85%,
7/15/2047(f) 100,000 88,516
Series C, 3.40%,
3/1/2050(b) 100,000 69,814
FirstEnergy Transmission
LLC ,
4.75%, 1/15/2033(c) 25,000 24,951
Florida Power & Light Co. ,
5.05%, 4/1/2028 35,000 35,915
4.40%, 5/15/2028 35,000 35,394
5.15%, 6/15/2029 50,000 51,886
4.63%, 5/15/2030 35,000 35,645
2.45%, 2/3/2032(b) 148,000 132,911
5.10%, 4/1/2033(b) 60,000 62,080
4.80%, 5/15/2033(b) 25,000 25,431
5.63%, 4/1/2034(b) 100,000 106,717
5.30%, 6/15/2034 75,000 78,237
5.65%, 2/1/2037 450,000 477,877
3.95%, 3/1/2048(b) 500,000 407,934
2.88%, 12/4/2051 10,000 6,462
5.30%, 4/1/2053(b) 40,000 39,266
5.60%, 6/15/2054(b) 45,000 46,007
5.70%, 3/15/2055 30,000 31,097
Fortis, Inc. ,
3.06%, 10/4/2026 92,000 90,941
Georgia Power Co. ,
4.65%, 5/16/2028(b) 100,000 101,482
4.00%, 10/1/2028(b) 50,000 49,999
4.55%, 3/15/2030 50,000 50,774
4.85%, 3/15/2031 100,000 102,679
4.70%, 5/15/2032 60,000 60,724
4.95%, 5/17/2033(b) 100,000 102,009
5.25%, 3/15/2034(b) 50,000 51,577
5.20%, 3/15/2035 50,000 51,237
4.30%, 3/15/2042(b) 500,000 441,349
5.13%, 5/15/2052(b) 225,000 214,573
5.50%, 10/1/2055 75,000 74,773
Idaho Power Co. ,
5.20%, 8/15/2034 25,000 25,799
5.50%, 3/15/2053 20,000 19,799
5.80%, 4/1/2054 25,000 25,662
5.70%, 3/15/2055 35,000 35,569
Indiana Michigan Power Co. ,
6.05%, 3/15/2037 50,000 54,234
Series K, 4.55%, 3/15/2046 100,000 87,471
5.63%, 4/1/2053 30,000 30,099
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 195,940
5.70%, 10/15/2033 25,000 26,215

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Interstate Power and Light
Co.,
5.60%, 6/29/2035(b) 50,000 51,947
3.70%, 9/15/2046 100,000 75,972
3.10%, 11/30/2051 70,000 45,821
5.60%, 10/1/2055 50,000 49,188
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 75,000 76,704
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(c) 25,000 24,968
4.40%, 1/15/2031(b)(c) 25,000 24,912
5.15%, 1/15/2036(c) 25,000 25,281
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 20,000 20,909
5.85%, 8/15/2055 50,000 51,374
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049(b) 450,000 369,234
5.85%, 8/15/2055 60,000 61,675
MidAmerican Energy Co. ,
5.35%, 1/15/2034 25,000 26,109
5.80%, 10/15/2036 550,000 592,281
2.70%, 8/1/2052 100,000 62,864
5.85%, 9/15/2054(b) 120,000 126,347
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 67,454
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 92,585
Series EE, 3.13%, 8/1/2050 100,000 65,989
Series GG, 5.90%, 5/1/2053 30,000 30,518
6.00%, 3/15/2054 50,000 52,013
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 270,000 262,564
4.63%, 7/15/2027(b) 150,000 151,470
4.69%, 9/1/2027 45,000 45,489
4.85%, 2/4/2028 40,000 40,705
4.90%, 2/28/2028 100,000 101,749
1.90%, 6/15/2028(b) 125,000 118,161
4.90%, 3/15/2029(b) 100,000 102,281
2.75%, 11/1/2029(b) 245,000 231,580
5.00%, 2/28/2030 100,000 103,095
5.05%, 3/15/2030(b) 50,000 51,483
2.25%, 6/1/2030(b) 300,000 273,907
2.44%, 1/15/2032(b) 145,000 128,123
5.30%, 3/15/2032(b) 45,000 46,731
5.00%, 7/15/2032 105,000 107,359
5.05%, 2/28/2033(b) 100,000 102,142
5.25%, 3/15/2034(b) 90,000 92,427
5.45%, 3/15/2035(b) 250,000 258,573
3.00%, 1/15/2052 85,000 54,599
5.25%, 2/28/2053(b) 100,000 94,301
5.55%, 3/15/2054 50,000 48,937
5.90%, 3/15/2055(b) 40,000 41,224
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
6.38%, 8/15/2055(d) 130,000 134,987
Northern States Power Co. ,
5.05%, 5/15/2035(b) 75,000 76,493
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Northern States Power Co.,
4.00%, 8/15/2045 165,000 136,679
2.60%, 6/1/2051 48,000 29,998
4.50%, 6/1/2052 25,000 21,649
5.10%, 5/15/2053(b) 40,000 38,019
5.40%, 3/15/2054(b) 30,000 29,742
5.65%, 6/15/2054(b) 25,000 25,790
NSTAR Electric Co. ,
4.85%, 3/1/2030(b) 25,000 25,610
3.95%, 4/1/2030 200,000 198,260
5.40%, 6/1/2034(b) 175,000 182,171
5.20%, 3/1/2035 25,000 25,476
OGE Energy Corp. ,
5.45%, 5/15/2029 25,000 25,968
Ohio Power Co. ,
5.65%, 6/1/2034(b) 25,000 26,139
Series R, 2.90%, 10/1/2051 90,000 56,001
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 150,000 156,863
5.60%, 4/1/2053(b) 125,000 124,822
Oncor Electric Delivery Co.
LLC ,
4.50%, 3/20/2027(c) 50,000 50,341
4.65%, 11/1/2029 50,000 50,796
4.55%, 9/15/2032 40,000 39,938
5.65%, 11/15/2033(b) 55,000 58,539
5.35%, 4/1/2035(b)(c) 40,000 41,372
4.55%, 12/1/2041 150,000 136,264
5.30%, 6/1/2042 150,000 148,001
3.10%, 9/15/2049 50,000 33,837
2.70%, 11/15/2051 105,000 64,477
4.60%, 6/1/2052 90,000 76,857
4.95%, 9/15/2052 100,000 91,099
5.55%, 6/15/2054 50,000 49,763
5.80%, 4/1/2055(b)(c) 50,000 51,425
Pacific Gas and Electric Co. ,
5.45%, 6/15/2027(b) 100,000 101,672
5.00%, 6/4/2028(b) 50,000 50,696
3.75%, 7/1/2028(b) 150,000 147,313
6.10%, 1/15/2029 30,000 31,383
4.20%, 3/1/2029 200,000 198,180
5.55%, 5/15/2029 50,000 51,467
4.55%, 7/1/2030(b) 250,000 248,264
2.50%, 2/1/2031(b) 150,000 133,635
3.25%, 6/1/2031 200,000 183,909
5.90%, 6/15/2032(b) 100,000 104,547
5.05%, 10/15/2032 25,000 24,953
6.15%, 1/15/2033(b) 115,000 121,715
6.40%, 6/15/2033(b) 40,000 42,998
6.95%, 3/15/2034 75,000 83,189
5.80%, 5/15/2034(b) 50,000 51,808
5.70%, 3/1/2035 50,000 51,216
6.00%, 8/15/2035 50,000 52,329
4.50%, 7/1/2040 100,000 86,977
4.20%, 6/1/2041(b) 250,000 204,717
4.95%, 7/1/2050 250,000 214,572
3.50%, 8/1/2050 190,000 129,619
5.25%, 3/1/2052 200,000 177,821
6.75%, 1/15/2053(b) 135,000 145,455
6.70%, 4/1/2053 30,000 32,080
5.90%, 10/1/2054(b) 100,000 97,410

28 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
6.15%, 3/1/2055(b) 50,000 50,285
6.10%, 10/15/2055 50,000 49,930
PacifiCorp ,
5.10%, 2/15/2029(b) 50,000 51,264
5.30%, 2/15/2031(b) 50,000 51,835
5.45%, 2/15/2034(b) 50,000 51,216
5.25%, 6/15/2035 177,000 179,512
2.90%, 6/15/2052 550,000 335,404
5.35%, 12/1/2053 100,000 92,205
5.50%, 5/15/2054(b) 65,000 61,385
5.80%, 1/15/2055 100,000 98,012
PECO Energy Co. ,
4.90%, 6/15/2033 44,000 44,935
4.88%, 9/15/2035 50,000 50,259
3.70%, 9/15/2047 250,000 194,578
4.60%, 5/15/2052 30,000 26,528
4.38%, 8/15/2052 30,000 25,363
5.65%, 9/15/2055 70,000 71,526
PG&E Recovery Funding LLC ,
Series A-3, 5.53%, 6/1/2049 200,000 198,210
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 954,435
Series A-3, 4.38%, 6/1/2039 250,000 235,583
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 50,000 50,795
Potomac Electric Power Co. ,
5.20%, 3/15/2034 25,000 25,744
5.50%, 3/15/2054 25,000 24,851
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033(b) 100,000 102,914
4.85%, 2/15/2034(b) 25,000 25,286
5.25%, 5/15/2053 100,000 97,485
5.55%, 8/15/2055 100,000 100,817
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 156,751
Public Service Co. of
Colorado ,
Series 35, 1.90%,
1/15/2031(b) 200,000 176,213
Series 38, 4.10%, 6/1/2032 30,000 29,412
5.35%, 5/15/2034 50,000 51,643
5.15%, 9/15/2035 25,000 25,320
4.30%, 3/15/2044 250,000 211,090
Series 34, 3.20%, 3/1/2050 200,000 137,544
Series 36, 2.70%, 1/15/2051 200,000 123,192
Series 39, 4.50%, 6/1/2052 30,000 25,251
5.25%, 4/1/2053 80,000 75,750
5.75%, 5/15/2054(b) 25,000 25,480
5.85%, 5/15/2055 75,000 77,180
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028(b) 25,000 25,244
5.35%, 10/1/2033 75,000 78,479
5.15%, 1/15/2053 45,000 42,729
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 88,053
5.25%, 1/15/2033(b) 100,000 102,846
5.20%, 1/15/2035 50,000 50,617
5.45%, 1/15/2036 75,000 76,610
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Co. of
Oklahoma,
Series K, 3.15%, 8/15/2051 50,000 32,623
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031(b) 165,000 144,708
4.90%, 12/15/2032 100,000 102,276
4.65%, 3/15/2033 30,000 30,158
5.20%, 3/1/2034 50,000 51,760
4.85%, 8/1/2034 25,000 25,232
4.90%, 8/15/2035 25,000 25,194
3.95%, 5/1/2042 400,000 336,259
3.20%, 8/1/2049 250,000 175,821
5.45%, 3/1/2054(b) 50,000 49,912
5.30%, 8/1/2054 25,000 24,481
Sierra Pacific Power Co. ,
5.90%, 3/15/2054 50,000 50,912
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.55%),
6.20%, 12/15/2055(b)(d) 25,000 25,022
Southern California Edison
Co. ,
4.88%, 2/1/2027 50,000 50,288
Series D, 4.70%, 6/1/2027 75,000 75,268
5.85%, 11/1/2027 35,000 35,911
5.15%, 6/1/2029 50,000 50,863
5.25%, 3/15/2030 50,000 50,984
Series G, 2.50%, 6/1/2031 100,000 88,669
5.45%, 6/1/2031 45,000 46,313
2.75%, 2/1/2032 100,000 87,930
5.95%, 11/1/2032 25,000 26,347
6.00%, 1/15/2034 177,000 185,329
5.20%, 6/1/2034 50,000 49,701
5.45%, 3/1/2035 25,000 25,302
Series 08-A, 5.95%,
2/1/2038 50,000 50,981
4.00%, 4/1/2047 200,000 151,304
Series C, 4.13%, 3/1/2048 200,000 152,812
Series B, 4.88%, 3/1/2049 300,000 253,635
3.65%, 2/1/2050 300,000 209,666
Series H, 3.65%, 6/1/2051 30,000 20,734
Series E, 5.45%, 6/1/2052 40,000 36,314
5.88%, 12/1/2053 40,000 38,631
5.75%, 4/15/2054 50,000 47,201
6.20%, 9/15/2055 50,000 50,406
Southern Co. (The) ,
4.85%, 6/15/2028 40,000 40,731
5.50%, 3/15/2029(b) 50,000 51,989
5.20%, 6/15/2033 40,000 41,122
5.70%, 3/15/2034(b) 150,000 158,423
4.85%, 3/15/2035 50,000 49,487
4.40%, 7/1/2046 200,000 170,460
Southwestern Electric Power
Co. ,
Series K, 2.75%, 10/1/2026 200,000 197,278
5.30%, 4/1/2033 25,000 25,553
Series L, 3.85%, 2/1/2048 300,000 225,408
3.25%, 11/1/2051 100,000 66,626
Southwestern Public Service
Co. ,
5.30%, 5/15/2035 50,000 51,045

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southwestern Public Service
Co.,
6.00%, 6/1/2054 25,000 26,035
System Energy Resources,
Inc. ,
5.30%, 12/15/2034 25,000 25,164
Tampa Electric Co. ,
4.90%, 3/1/2029(b) 35,000 35,786
5.15%, 3/1/2035 25,000 25,345
4.10%, 6/15/2042 100,000 85,113
3.63%, 6/15/2050(b) 40,000 29,422
5.00%, 7/15/2052 35,000 31,838
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 18,447
5.20%, 9/15/2034 25,000 25,437
5.50%, 4/15/2053 100,000 97,700
5.90%, 4/15/2055 25,000 25,523
Union Electric Co. ,
2.15%, 3/15/2032 100,000 87,134
5.20%, 4/1/2034 50,000 51,513
5.25%, 4/15/2035 50,000 51,531
3.65%, 4/15/2045 250,000 195,230
5.45%, 3/15/2053(b) 100,000 97,956
5.25%, 1/15/2054 25,000 23,898
5.13%, 3/15/2055 25,000 23,613
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 44,188
5.00%, 4/1/2033(b) 40,000 40,708
5.30%, 8/15/2033(b) 50,000 51,856
5.00%, 1/15/2034(b) 25,000 25,281
5.05%, 8/15/2034(b) 250,000 253,408
5.15%, 3/15/2035(b) 25,000 25,457
Series C, 4.90%, 9/15/2035 50,000 49,738
Series B, 4.20%, 5/15/2045 200,000 167,175
2.95%, 11/15/2051 50,000 31,976
Series C, 4.63%, 5/15/2052 40,000 34,561
5.45%, 4/1/2053 90,000 87,871
5.70%, 8/15/2053(b) 50,000 50,567
5.35%, 1/15/2054 25,000 24,024
5.55%, 8/15/2054(b) 180,000 178,373
5.65%, 3/15/2055 25,000 25,146
Series D, 5.60%,
9/15/2055(b) 80,000 79,685
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028(b) 245,000 231,075
5.00%, 5/15/2029 25,000 25,749
4.15%, 10/15/2030 45,000 44,810
4.75%, 9/30/2032 25,000 25,621
5.63%, 5/15/2033 59,000 63,240
4.60%, 10/1/2034 25,000 24,858
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 95,984
Xcel Energy, Inc. ,
4.75%, 3/21/2028 25,000 25,308
3.40%, 6/1/2030(b) 150,000 143,785
4.60%, 6/1/2032(b) 60,000 59,528
5.45%, 8/15/2033 100,000 103,455
5.50%, 3/15/2034 50,000 51,596
5.60%, 4/15/2035(b) 25,000 25,916
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Xcel Energy, Inc.,
6.50%, 7/1/2036 177,000 195,402
41,045,140
Electrical Equipment 0 .1%
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 493,459
4.15%, 3/15/2033 126,000 124,061
4.15%, 11/2/2042 100,000 88,372
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 188,160
1.95%, 10/15/2030 100,000 90,068
2.20%, 12/21/2031 100,000 88,662
5.00%, 3/15/2035(b) 25,000 25,630
2.80%, 12/21/2051 45,000 28,907
Regal Rexnord Corp. ,
6.05%, 4/15/2028(b) 20,000 20,689
6.40%, 4/15/2033(b) 120,000 128,825
Rockwell Automation, Inc. ,
1.75%, 8/15/2031(b) 50,000 43,523
2.80%, 8/15/2061 60,000 35,703
1,356,059
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 31,324
5.60%, 5/29/2034 25,000 26,093
Amphenol Corp. ,
5.05%, 4/5/2027(b) 25,000 25,395
4.38%, 6/12/2028 25,000 25,226
5.05%, 4/5/2029(b) 25,000 25,795
2.80%, 2/15/2030 250,000 236,544
2.20%, 9/15/2031 74,000 65,670
5.00%, 1/15/2035(b) 25,000 25,508
Arrow Electronics, Inc. ,
5.15%, 8/21/2029(b) 25,000 25,593
2.95%, 2/15/2032(b) 160,000 142,796
5.88%, 4/10/2034(b) 25,000 26,202
Avnet, Inc. ,
6.25%, 3/15/2028(b) 30,000 31,219
3.00%, 5/15/2031(b) 100,000 90,521
5.50%, 6/1/2032 20,000 20,377
CDW LLC ,
2.67%, 12/1/2026(b) 150,000 147,154
3.28%, 12/1/2028 150,000 144,893
3.57%, 12/1/2031(b) 150,000 140,037
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 314,774
Flex Ltd. ,
6.00%, 1/15/2028 20,000 20,662
5.25%, 1/15/2032(b) 50,000 51,262
Jabil, Inc. ,
4.25%, 5/15/2027 30,000 30,002
3.00%, 1/15/2031(b) 270,000 248,650
Keysight Technologies, Inc. ,
3.00%, 10/30/2029(b) 75,000 71,317
TD SYNNEX Corp. ,
6.10%, 4/12/2034(b) 50,000 53,156
Teledyne Technologies, Inc. ,
2.75%, 4/1/2031 110,000 101,043
2,121,213

30 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(b) 345,000 336,773
3.34%, 12/15/2027 285,000 280,953
3.14%, 11/7/2029(b) 85,000 81,766
5.13%, 9/15/2040 200,000 196,172
Halliburton Co. ,
6.70%, 9/15/2038(b) 300,000 335,935
5.00%, 11/15/2045(b) 300,000 272,770
NOV, Inc. ,
3.95%, 12/1/2042(b) 90,000 69,986
Schlumberger Investment SA ,
2.65%, 6/26/2030(b) 300,000 279,795
1,854,150
Entertainment 0 .1%
Electronic Arts, Inc. ,
2.95%, 2/15/2051(b) 72,000 62,441
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 104,903
Netflix, Inc. ,
4.88%, 4/15/2028(b) 300,000 306,591
5.88%, 11/15/2028(b) 400,000 421,797
4.90%, 8/15/2034(b) 106,000 109,345
Take-Two Interactive
Software, Inc. ,
3.70%, 4/14/2027(b) 45,000 44,642
4.95%, 3/28/2028 80,000 81,442
5.40%, 6/12/2029(b) 25,000 25,884
4.00%, 4/14/2032(b) 55,000 52,924
5.60%, 6/12/2034 25,000 26,106
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 150,000 104,664
Walt Disney Co. (The) ,
2.00%, 9/1/2029(b) 300,000 278,250
2.65%, 1/13/2031(b) 200,000 186,077
6.55%, 3/15/2033(b) 300,000 340,855
6.20%, 12/15/2034(b) 145,000 163,599
6.65%, 11/15/2037(b) 150,000 173,276
3.50%, 5/13/2040(b) 100,000 83,804
5.40%, 10/1/2043(b) 200,000 203,021
2.75%, 9/1/2049 300,000 193,399
4.70%, 3/23/2050(b) 200,000 182,493
3.60%, 1/13/2051(b) 100,000 75,647
3.80%, 5/13/2060(b) 130,000 97,215
3,318,375
Financial Services 0 .4%
Apollo Global Management,
Inc. ,
6.38%, 11/15/2033 25,000 27,594
5.15%, 8/12/2035(b) 25,000 25,125
5.80%, 5/21/2054(b) 50,000 50,669
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043(b) 250,000 237,409
Block Financial LLC ,
2.50%, 7/15/2028 105,000 99,599
5.38%, 9/15/2032 25,000 25,201
Corebridge Financial, Inc. ,
3.65%, 4/5/2027 50,000 49,571
3.85%, 4/5/2029(b) 50,000 49,231
3.90%, 4/5/2032 150,000 143,220
6.05%, 9/15/2033(b) 50,000 53,353
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Corebridge Financial, Inc.,
5.75%, 1/15/2034(b) 25,000 26,297
4.35%, 4/5/2042 50,000 43,161
4.40%, 4/5/2052(b) 210,000 173,480
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.85%),
6.88%, 12/15/2052(b)(d) 76,000 77,936
Enact Holdings, Inc. ,
6.25%, 5/28/2029 50,000 52,282
Equitable Holdings, Inc. ,
4.35%, 4/20/2028(b) 433,000 434,486
5.59%, 1/11/2033 150,000 157,801
Essent Group Ltd. ,
6.25%, 7/1/2029 25,000 26,188
Fidelity National Information
Services, Inc. ,
1.65%, 3/1/2028(b) 110,000 103,669
2.25%, 3/1/2031(b) 86,000 76,459
3.10%, 3/1/2041(b) 75,000 56,623
Fiserv, Inc. ,
5.15%, 3/15/2027(b) 50,000 50,652
2.25%, 6/1/2027(b) 400,000 388,534
5.45%, 3/2/2028 60,000 61,685
5.38%, 8/21/2028 50,000 51,556
3.50%, 7/1/2029(b) 300,000 291,582
4.75%, 3/15/2030 50,000 50,724
2.65%, 6/1/2030(b) 215,000 199,066
4.55%, 2/15/2031(b) 30,000 30,111
5.35%, 3/15/2031 50,000 51,996
5.60%, 3/2/2033(b) 40,000 41,912
5.63%, 8/21/2033 50,000 52,493
5.45%, 3/15/2034(b) 50,000 51,671
5.15%, 8/12/2034(b) 50,000 50,598
5.25%, 8/11/2035 50,000 50,532
4.40%, 7/1/2049(b) 200,000 164,900
Global Payments, Inc. ,
2.15%, 1/15/2027 90,000 87,694
4.45%, 6/1/2028(b) 300,000 300,484
3.20%, 8/15/2029 150,000 142,453
5.30%, 8/15/2029(b) 45,000 46,019
2.90%, 5/15/2030(b) 78,000 72,188
2.90%, 11/15/2031 155,000 138,994
5.95%, 8/15/2052(b) 30,000 29,438
HA Sustainable Infrastructure
Capital, Inc. ,
6.15%, 1/15/2031(b) 25,000 25,682
6.38%, 7/1/2034(b) 50,000 50,886
6.75%, 7/15/2035 25,000 25,771
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 200,000 180,584
Mastercard, Inc. ,
3.30%, 3/26/2027(b) 60,000 59,534
4.10%, 1/15/2028 40,000 40,212
4.88%, 3/9/2028 40,000 40,922
2.95%, 6/1/2029 200,000 193,260
3.35%, 3/26/2030(b) 220,000 214,106
2.00%, 11/18/2031(b) 300,000 264,836
4.35%, 1/15/2032 50,000 50,225
4.95%, 3/15/2032 50,000 51,791
4.85%, 3/9/2033 50,000 51,341
4.88%, 5/9/2034(b) 50,000 51,183

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Mastercard, Inc.,
4.55%, 1/15/2035(b) 45,000 44,902
3.80%, 11/21/2046 100,000 81,120
3.85%, 3/26/2050(b) 162,000 129,812
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 25,000 25,407
4.80%, 2/5/2027 25,000 25,242
5.10%, 5/6/2027 25,000 25,407
4.80%, 3/15/2028 125,000 127,314
Series D, 4.15%, 8/25/2028 50,000 50,135
5.05%, 9/15/2028 25,000 25,659
4.85%, 2/7/2029 25,000 25,571
3.70%, 3/15/2029 100,000 98,580
5.15%, 6/15/2029 50,000 51,789
2.40%, 3/15/2030(b) 185,000 171,891
5.00%, 2/7/2031 25,000 25,756
Series C, 8.00%,
3/1/2032(b) 159,000 188,630
2.75%, 4/15/2032(b) 50,000 45,125
4.15%, 12/15/2032 30,000 29,256
5.80%, 1/15/2033(b) 50,000 53,641
5.00%, 8/15/2034 25,000 25,479
NMI Holdings, Inc. ,
6.00%, 8/15/2029(b) 25,000 25,838
ORIX Corp. ,
5.00%, 9/13/2027 40,000 40,693
4.65%, 9/10/2029 25,000 25,302
4.45%, 9/9/2030 25,000 24,958
4.00%, 4/13/2032 50,000 48,419
5.20%, 9/13/2032 40,000 41,358
5.40%, 2/25/2035(b) 50,000 51,584
PayPal Holdings, Inc. ,
2.85%, 10/1/2029(b) 170,000 162,071
2.30%, 6/1/2030(b) 100,000 92,055
4.40%, 6/1/2032(b) 60,000 60,043
5.15%, 6/1/2034(b) 50,000 51,554
5.10%, 4/1/2035 25,000 25,569
3.25%, 6/1/2050(b) 120,000 84,396
5.05%, 6/1/2052(b) 60,000 56,321
5.50%, 6/1/2054 50,000 50,162
5.25%, 6/1/2062(b) 60,000 57,190
Radian Group, Inc. ,
6.20%, 5/15/2029(b) 50,000 52,220
Shell International Finance
BV ,
6.38%, 12/15/2038 250,000 282,861
2.88%, 11/26/2041(b) 50,000 37,067
3.00%, 11/26/2051 100,000 66,487
Visa, Inc. ,
2.05%, 4/15/2030(b) 160,000 147,155
1.10%, 2/15/2031(b) 300,000 258,506
4.30%, 12/14/2045 300,000 264,836
2.00%, 8/15/2050 300,000 166,660
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 156,636
Woodside Finance Ltd. ,
5.10%, 9/12/2034 75,000 74,427
6.00%, 5/19/2035 100,000 104,381
5.70%, 9/12/2054(b) 75,000 71,734
9,526,168
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 18,266
4.02%, 4/16/2043 172,000 145,288
2.70%, 9/15/2051 80,000 49,830
Bunge Ltd. Finance Corp. ,
4.10%, 1/7/2028(b) 25,000 25,034
4.20%, 9/17/2029(b) 25,000 24,914
4.55%, 8/4/2030(b) 25,000 25,159
2.75%, 5/14/2031(b) 100,000 91,681
4.65%, 9/17/2034(b) 125,000 122,537
5.15%, 8/4/2035(b) 25,000 25,295
Campbell's Co. (The) ,
5.20%, 3/19/2027 50,000 50,772
4.15%, 3/15/2028(b) 250,000 249,711
5.20%, 3/21/2029 50,000 51,342
5.40%, 3/21/2034(b) 50,000 51,227
4.75%, 3/23/2035(b) 50,000 48,489
5.25%, 10/13/2054 25,000 23,146
Conagra Brands, Inc. ,
5.30%, 10/1/2026(b) 50,000 50,509
7.00%, 10/1/2028(b) 221,000 236,434
5.00%, 8/1/2030(b) 50,000 50,496
5.75%, 8/1/2035 50,000 50,899
5.30%, 11/1/2038(b) 100,000 96,007
5.40%, 11/1/2048(b) 50,000 45,668
General Mills, Inc. ,
4.70%, 1/30/2027(b) 50,000 50,385
4.20%, 4/17/2028(b) 500,000 500,952
5.50%, 10/17/2028(b) 55,000 57,106
4.88%, 1/30/2030 50,000 51,045
2.25%, 10/14/2031(b) 100,000 88,121
4.95%, 3/29/2033(b) 30,000 30,403
5.25%, 1/30/2035(b) 50,000 50,909
3.00%, 2/1/2051 100,000 65,238
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 234,579
4.75%, 2/24/2030 50,000 51,203
4.95%, 2/24/2032 50,000 51,551
5.10%, 2/24/2035 50,000 51,511
Hormel Foods Corp. ,
4.80%, 3/30/2027(b) 45,000 45,506
1.70%, 6/3/2028(b) 200,000 188,425
3.05%, 6/3/2051 200,000 133,905
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 187,563
J M Smucker Co. (The) ,
5.90%, 11/15/2028 75,000 78,782
2.13%, 3/15/2032 100,000 86,002
6.20%, 11/15/2033(b) 75,000 81,459
4.25%, 3/15/2035 300,000 283,352
6.50%, 11/15/2043(b) 40,000 43,621
6.50%, 11/15/2053(b) 25,000 27,583
JBS USA Holding Lux Sarl ,
3.00%, 5/15/2032(b) 200,000 178,935
5.75%, 4/1/2033 73,000 76,236
6.75%, 3/15/2034 140,000 154,770
5.50%, 1/15/2036(c) 75,000 76,591
4.38%, 2/2/2052(b) 100,000 78,621
6.50%, 12/1/2052(b) 100,000 105,374
7.25%, 11/15/2053 100,000 114,672
6.25%, 3/1/2056(c) 100,000 102,539
6.38%, 4/15/2066(b)(c) 100,000 102,804

32 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
JBS USA LUX Sarl ,
5.95%, 4/20/2035(b)(c) 150,000 157,575
6.38%, 2/25/2055(b)(c) 25,000 26,030
Kellanova ,
5.25%, 3/1/2033(b) 30,000 31,096
4.50%, 4/1/2046(b) 150,000 131,443
5.75%, 5/16/2054(b) 25,000 25,299
Kraft Heinz Foods Co. ,
5.20%, 3/15/2032(b) 50,000 51,234
5.40%, 3/15/2035(b) 50,000 51,087
5.00%, 6/4/2042(b) 250,000 230,789
4.38%, 6/1/2046 250,000 208,047
4.88%, 10/1/2049(b) 100,000 87,480
5.50%, 6/1/2050(b) 200,000 188,908
McCormick & Co., Inc. ,
3.40%, 8/15/2027 100,000 98,838
4.95%, 4/15/2033 100,000 101,968
4.70%, 10/15/2034(b) 25,000 24,507
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044(b) 50,000 45,131
Mondelez International, Inc. ,
4.25%, 5/6/2028 25,000 25,115
4.75%, 2/20/2029(b) 50,000 51,098
2.75%, 4/13/2030(b) 92,000 86,262
4.50%, 5/6/2030 25,000 25,205
1.50%, 2/4/2031 70,000 60,709
4.75%, 8/28/2034 50,000 49,907
5.13%, 5/6/2035(b) 25,000 25,478
2.63%, 9/4/2050 40,000 24,287
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 100,000 96,654
6.25%, 7/1/2033(b) 45,000 48,035
6.88%, 5/15/2034(b) 100,000 110,409
Tyson Foods, Inc. ,
3.55%, 6/2/2027(b) 100,000 98,954
5.40%, 3/15/2029 50,000 51,716
5.70%, 3/15/2034(b) 50,000 52,687
4.55%, 6/2/2047 100,000 85,554
5.10%, 9/28/2048(b) 250,000 230,677
Unilever Capital Corp. ,
1.38%, 9/14/2030(b) 165,000 145,502
5.90%, 11/15/2032(b) 206,000 225,854
4.63%, 8/12/2034(b) 100,000 100,491
2.63%, 8/12/2051 200,000 126,235
8,142,708
Gas Utilities 0 .1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 493,006
5.90%, 11/15/2033(b) 50,000 54,220
5.20%, 8/15/2035 40,000 40,950
4.13%, 10/15/2044(b) 74,000 63,180
4.30%, 10/1/2048(b) 100,000 85,083
3.38%, 9/15/2049(b) 160,000 115,111
5.75%, 10/15/2052 30,000 30,704
5.00%, 12/15/2054(b) 60,000 55,847
5.45%, 1/15/2056 35,000 34,593
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028(b) 140,000 143,608
4.40%, 7/1/2032(b) 40,000 39,491
5.40%, 7/1/2034(b) 100,000 103,237
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
National Fuel Gas Co. ,
5.50%, 10/1/2026(b) 20,000 20,211
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 225,365
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033 20,000 20,786
5.10%, 2/15/2035(b) 25,000 25,431
3.35%, 6/1/2050 150,000 103,631
Southern California Gas Co. ,
2.95%, 4/15/2027 80,000 78,800
5.20%, 6/1/2033 40,000 41,340
5.05%, 9/1/2034(b) 50,000 50,860
5.45%, 6/15/2035(b) 75,000 77,761
6.35%, 11/15/2052 10,000 10,913
5.75%, 6/1/2053(b) 40,000 40,331
5.60%, 4/1/2054(b) 25,000 25,087
6.00%, 6/15/2055 100,000 104,706
Southwest Gas Corp. ,
5.80%, 12/1/2027 100,000 103,032
4.05%, 3/15/2032(b) 100,000 96,144
3.18%, 8/15/2051 90,000 61,446
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 72,968
2,417,842
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
3.25%, 6/15/2027 300,000 296,762
4.90%, 4/1/2044 102,000 97,148
4.55%, 9/1/2044 250,000 225,211
3.90%, 8/1/2046 200,000 162,532
4.05%, 6/15/2048 250,000 204,906
3.55%, 2/15/2050 250,000 187,283
2.88%, 6/15/2052 25,000 16,008
4.45%, 1/15/2053(b) 300,000 257,614
5.20%, 4/15/2054(b) 100,000 95,968
5.50%, 3/15/2055(b) 90,000 90,203
5.80%, 3/15/2056(b) 75,000 78,473
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 260,534
3.85%, 8/5/2032(b) 40,000 38,480
4.38%, 9/18/2034 50,000 48,884
6.20%, 6/1/2036 236,000 263,297
2.45%, 5/1/2050 85,000 51,123
4.40%, 8/5/2052 35,000 30,062
Canadian Pacific Railway Co. ,
2.88%, 11/15/2029(b) 160,000 151,928
4.80%, 3/30/2030(b) 50,000 51,180
2.45%, 12/2/2031 35,000 31,165
5.20%, 3/30/2035(b) 50,000 51,531
5.95%, 5/15/2037 250,000 268,088
3.00%, 12/2/2041(b) 25,000 18,734
3.10%, 12/2/2051 30,000 20,285
4.20%, 11/15/2069 115,000 88,216
6.13%, 9/15/2115 100,000 103,167
CSX Corp. ,
4.25%, 3/15/2029(b) 100,000 100,381
4.10%, 11/15/2032(b) 40,000 39,291
5.20%, 11/15/2033(b) 100,000 104,468

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
CSX Corp.,
5.05%, 6/15/2035(b) 50,000 51,061
4.10%, 3/15/2044 250,000 211,978
4.30%, 3/1/2048 250,000 212,275
4.50%, 3/15/2049 150,000 129,609
3.95%, 5/1/2050 100,000 79,503
4.50%, 11/15/2052(b) 40,000 34,517
4.50%, 8/1/2054 150,000 127,923
4.65%, 3/1/2068 40,000 33,800
Norfolk Southern Corp. ,
2.55%, 11/1/2029(b) 100,000 94,050
5.05%, 8/1/2030(b) 90,000 93,306
3.00%, 3/15/2032 55,000 50,648
4.45%, 3/1/2033(b) 200,000 198,809
5.55%, 3/15/2034 50,000 52,984
5.10%, 5/1/2035 45,000 45,945
4.45%, 6/15/2045 200,000 174,783
3.40%, 11/1/2049 170,000 122,508
2.90%, 8/25/2051 100,000 64,927
3.70%, 3/15/2053(b) 40,000 29,852
4.55%, 6/1/2053 45,000 39,051
5.35%, 8/1/2054(b) 70,000 68,932
3.16%, 5/15/2055 250,000 165,255
5.95%, 3/15/2064(b) 75,000 79,229
Ryder System, Inc. ,
2.90%, 12/1/2026(b) 270,000 265,878
2.85%, 3/1/2027 25,000 24,559
4.30%, 6/15/2027 25,000 25,058
5.65%, 3/1/2028 40,000 41,421
5.25%, 6/1/2028(b) 40,000 41,087
6.30%, 12/1/2028 25,000 26,576
5.38%, 3/15/2029(b) 25,000 25,896
4.85%, 6/15/2030(b) 25,000 25,508
6.60%, 12/1/2033(b) 25,000 28,000
Uber Technologies, Inc. ,
4.15%, 1/15/2031(b) 50,000 49,543
4.80%, 9/15/2034(b) 106,000 106,199
4.80%, 9/15/2035 100,000 99,093
5.35%, 9/15/2054(b) 110,000 106,725
Union Pacific Corp. ,
2.15%, 2/5/2027(b) 55,000 53,724
3.95%, 9/10/2028(b) 500,000 500,491
2.38%, 5/20/2031(b) 200,000 182,257
4.50%, 1/20/2033(b) 100,000 100,566
5.10%, 2/20/2035(b) 50,000 51,406
3.60%, 9/15/2037(b) 100,000 88,642
3.20%, 5/20/2041 100,000 78,406
4.05%, 11/15/2045 220,000 182,769
4.05%, 3/1/2046 40,000 33,003
2.95%, 3/10/2052 335,000 218,134
4.95%, 5/15/2053(b) 100,000 93,032
5.60%, 12/1/2054(b) 50,000 50,776
3.95%, 8/15/2059 300,000 227,466
3.84%, 3/20/2060 400,000 296,267
8,616,349
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.75%, 11/30/2026(b) 298,000 297,855
1.15%, 1/30/2028(b) 90,000 84,772
1.40%, 6/30/2030(b) 95,000 84,499
4.75%, 11/30/2036(b) 150,000 151,374
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Abbott Laboratories,
6.00%, 4/1/2039 50,000 55,332
5.30%, 5/27/2040(b) 200,000 207,585
4.90%, 11/30/2046 250,000 239,938
Baxter International, Inc. ,
1.92%, 2/1/2027(b) 180,000 174,463
2.27%, 12/1/2028(b) 190,000 178,336
2.54%, 2/1/2032(b) 300,000 263,008
3.13%, 12/1/2051 30,000 19,147
Becton Dickinson & Co. ,
3.70%, 6/6/2027 326,000 323,800
4.69%, 2/13/2028(b) 65,000 65,820
5.08%, 6/7/2029 50,000 51,342
1.96%, 2/11/2031 96,000 84,679
4.30%, 8/22/2032 40,000 39,379
4.67%, 6/6/2047(b) 200,000 176,718
3.79%, 5/20/2050(b) 91,000 69,679
Boston Scientific Corp. ,
2.65%, 6/1/2030 300,000 280,627
4.70%, 3/1/2049(b) 100,000 91,797
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 100,000 94,190
3.25%, 11/15/2039(b) 100,000 81,932
3.40%, 11/15/2049(b) 140,000 102,850
GE HealthCare Technologies,
Inc. ,
5.65%, 11/15/2027(b) 200,000 206,128
4.80%, 8/14/2029(b) 40,000 40,786
4.80%, 1/15/2031 25,000 25,410
5.91%, 11/22/2032(b) 300,000 322,804
5.50%, 6/15/2035(b) 25,000 25,915
6.38%, 11/22/2052(b) 100,000 110,495
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 93,985
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028 35,000 35,247
4.50%, 3/30/2033 60,000 60,040
Medtronic, Inc. ,
4.38%, 3/15/2035(b) 350,000 343,500
4.63%, 3/15/2045 172,000 158,018
Smith & Nephew plc ,
2.03%, 10/14/2030 96,000 85,817
Solventum Corp. ,
5.45%, 2/25/2027(b) 50,000 50,811
5.40%, 3/1/2029(b) 85,000 87,719
5.45%, 3/13/2031(b) 100,000 104,280
5.60%, 3/23/2034(b) 100,000 104,113
5.90%, 4/30/2054(b) 100,000 102,701
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 136,672
Stryker Corp. ,
4.55%, 2/10/2027 50,000 50,412
4.70%, 2/10/2028(b) 50,000 50,730
4.85%, 12/8/2028 25,000 25,604
4.25%, 9/11/2029 50,000 50,131
4.85%, 2/10/2030(b) 50,000 51,243
1.95%, 6/15/2030 80,000 72,296
5.20%, 2/10/2035 50,000 51,563
4.63%, 3/15/2046(b) 200,000 180,899

34 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Zimmer Biomet Holdings, Inc. ,
4.70%, 2/19/2027 25,000 25,178
5.35%, 12/1/2028(b) 50,000 51,784
5.05%, 2/19/2030(b) 25,000 25,708
2.60%, 11/24/2031(b) 200,000 179,727
5.20%, 9/15/2034(b) 50,000 51,192
5.50%, 2/19/2035(b) 25,000 26,040
4.45%, 8/15/2045(b) 150,000 131,444
6,337,514
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 47,953
Series 2020, 3.01%,
6/15/2050 66,000 44,136
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 54,975
6.75%, 12/15/2037 100,000 110,544
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 38,813
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 171,812
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 26,570
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 55,438
Cardinal Health, Inc. ,
4.70%, 11/15/2026 25,000 25,172
3.41%, 6/15/2027(b) 100,000 98,916
5.13%, 2/15/2029(b) 25,000 25,716
5.00%, 11/15/2029 25,000 25,635
4.50%, 9/15/2030(b) 25,000 25,076
5.35%, 11/15/2034(b) 25,000 25,698
5.15%, 9/15/2035(b) 25,000 25,149
4.37%, 6/15/2047 200,000 166,608
Cencora, Inc. ,
4.85%, 12/15/2029 25,000 25,509
4.30%, 12/15/2047(b) 200,000 166,532
Centene Corp. ,
4.25%, 12/15/2027(b) 400,000 392,807
2.45%, 7/15/2028(b) 400,000 371,693
3.38%, 2/15/2030 300,000 275,906
3.00%, 10/15/2030(b) 400,000 357,415
Cigna Group (The) ,
3.05%, 10/15/2027(b) 400,000 390,167
4.38%, 10/15/2028 300,000 301,578
5.00%, 5/15/2029 50,000 51,299
4.50%, 9/15/2030(b) 50,000 50,147
2.38%, 3/15/2031 110,000 98,970
5.13%, 5/15/2031 50,000 51,740
4.88%, 9/15/2032(b) 50,000 50,504
5.40%, 3/15/2033 60,000 62,596
5.25%, 2/15/2034 50,000 51,467
5.25%, 1/15/2036(b) 50,000 50,637
4.80%, 8/15/2038 200,000 190,848
4.80%, 7/15/2046 250,000 223,948
4.90%, 12/15/2048 350,000 314,193
3.40%, 3/15/2051(b) 150,000 104,371
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Group (The),
5.60%, 2/15/2054(b) 50,000 49,168
6.00%, 1/15/2056 100,000 103,730
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114(b) 30,000 25,902
CommonSpirit Health ,
2.78%, 10/1/2030 77,000 71,162
5.32%, 12/1/2034 110,000 111,764
3.82%, 10/1/2049 108,000 81,142
4.19%, 10/1/2049(b) 37,000 29,337
3.91%, 10/1/2050 149,000 111,707
6.46%, 11/1/2052 91,000 99,341
CVS Health Corp. ,
4.30%, 3/25/2028(b) 502,000 502,331
5.00%, 1/30/2029(b) 80,000 81,572
5.40%, 6/1/2029(b) 100,000 103,401
3.25%, 8/15/2029(b) 150,000 143,797
5.13%, 2/21/2030 80,000 82,007
1.75%, 8/21/2030(b) 210,000 184,330
5.25%, 1/30/2031 65,000 66,902
1.88%, 2/28/2031(b) 210,000 182,514
5.55%, 6/1/2031 100,000 104,600
2.13%, 9/15/2031 10,000 8,680
5.00%, 9/15/2032(b) 50,000 50,612
5.25%, 2/21/2033(b) 80,000 81,852
5.30%, 6/1/2033(b) 80,000 81,893
5.70%, 6/1/2034(b) 100,000 104,355
4.88%, 7/20/2035 200,000 194,843
5.45%, 9/15/2035 75,000 76,320
4.78%, 3/25/2038 400,000 374,895
4.13%, 4/1/2040 100,000 84,946
6.00%, 6/1/2044(b) 100,000 101,451
5.13%, 7/20/2045 300,000 272,329
5.05%, 3/25/2048(b) 600,000 533,843
4.25%, 4/1/2050 85,000 66,493
5.63%, 2/21/2053 80,000 76,021
5.88%, 6/1/2053(b) 80,000 78,608
6.05%, 6/1/2054(b) 100,000 101,154
6.20%, 9/15/2055(b) 100,000 102,923
6.00%, 6/1/2063 80,000 78,809
6.25%, 9/15/2065 50,000 50,855
Elevance Health, Inc. ,
4.50%, 10/30/2026 30,000 30,123
3.65%, 12/1/2027(b) 300,000 297,875
4.00%, 9/15/2028 50,000 49,781
5.15%, 6/15/2029 45,000 46,298
4.75%, 2/15/2030 30,000 30,509
2.25%, 5/15/2030 200,000 182,551
4.95%, 11/1/2031 75,000 76,371
4.10%, 5/15/2032 40,000 38,856
4.60%, 9/15/2032 50,000 49,696
5.50%, 10/15/2032(b) 100,000 105,090
4.75%, 2/15/2033(b) 120,000 120,370
5.38%, 6/15/2034(b) 150,000 154,679
5.20%, 2/15/2035(b) 70,000 71,343
5.00%, 1/15/2036 50,000 49,636
4.63%, 5/15/2042(b) 250,000 225,397
5.10%, 1/15/2044 50,000 47,300
4.65%, 8/15/2044 100,000 88,695
4.38%, 12/1/2047 300,000 250,193
3.60%, 3/15/2051 200,000 143,172

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Elevance Health, Inc.,
4.55%, 5/15/2052 40,000 33,490
5.13%, 2/15/2053(b) 150,000 137,007
5.65%, 6/15/2054(b) 50,000 49,142
5.70%, 2/15/2055(b) 40,000 39,590
5.70%, 9/15/2055 75,000 74,337
5.85%, 11/1/2064(b) 75,000 74,640
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 75,585
HCA, Inc. ,
3.13%, 3/15/2027(b) 30,000 29,578
5.20%, 6/1/2028(b) 40,000 40,966
4.13%, 6/15/2029(b) 250,000 247,833
3.50%, 9/1/2030(b) 500,000 477,581
2.38%, 7/15/2031(b) 50,000 44,356
5.50%, 3/1/2032 40,000 41,673
3.63%, 3/15/2032(b) 375,000 351,807
5.50%, 6/1/2033(b) 80,000 83,115
5.60%, 4/1/2034(b) 55,000 57,095
5.45%, 9/15/2034(b) 150,000 153,869
5.75%, 3/1/2035 100,000 104,548
5.50%, 6/15/2047 160,000 152,634
5.25%, 6/15/2049 80,000 73,279
3.50%, 7/15/2051 120,000 82,094
4.63%, 3/15/2052 330,000 272,497
5.90%, 6/1/2053 75,000 74,051
6.00%, 4/1/2054(b) 95,000 95,186
5.95%, 9/15/2054(b) 55,000 54,879
6.10%, 4/1/2064(b) 75,000 75,302
Humana, Inc. ,
1.35%, 2/3/2027 280,000 269,488
5.75%, 3/1/2028 60,000 61,893
5.75%, 12/1/2028(b) 25,000 26,041
3.70%, 3/23/2029 100,000 97,723
5.38%, 4/15/2031 50,000 51,431
2.15%, 2/3/2032(b) 215,000 183,362
5.88%, 3/1/2033(b) 100,000 105,210
5.95%, 3/15/2034 100,000 105,176
3.95%, 8/15/2049 150,000 111,338
5.75%, 4/15/2054(b) 74,000 70,632
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046(b) 20,000 16,073
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 63,608
4.88%, 4/1/2042(b) 250,000 236,786
Series 2019, 3.27%,
11/1/2049(b) 122,000 86,375
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029(b) 250,000 237,029
4.35%, 4/1/2030 50,000 50,007
4.55%, 4/1/2032 50,000 49,746
4.80%, 10/1/2034 50,000 49,612
4.70%, 2/1/2045(b) 75,000 67,335
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 33,276
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Mass General Brigham, Inc.,
Series 2020, 3.19%,
7/1/2049(b) 100,000 70,391
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 51,133
McKesson Corp. ,
3.95%, 2/16/2028 250,000 249,254
4.25%, 9/15/2029(b) 25,000 25,105
4.65%, 5/30/2030 50,000 50,855
4.95%, 5/30/2032(b) 50,000 51,199
5.25%, 5/30/2035 50,000 51,500
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 37,839
4.13%, 7/1/2052 50,000 40,729
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 139,561
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 150,000 118,613
4.26%, 11/1/2047(b) 35,000 28,683
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 88,018
Orlando Health Obligated
Group ,
5.48%, 10/1/2035 35,000 36,495
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 86,086
Providence St Joseph Health
Obligated Group ,
5.37%, 10/1/2032 100,000 102,985
Series A, 3.93%, 10/1/2048 38,000 29,177
Series 21A, 2.70%,
10/1/2051 151,000 89,954
Quest Diagnostics, Inc. ,
4.60%, 12/15/2027 25,000 25,311
4.20%, 6/30/2029 100,000 100,092
4.63%, 12/15/2029(b) 25,000 25,382
2.95%, 6/30/2030 75,000 70,672
5.00%, 12/15/2034(b) 100,000 101,218
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048(b) 30,000 23,695
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 39,651
Series 2025, 5.21%,
8/15/2032(b) 20,000 20,702
Series 2025, 5.54%,
8/15/2035(b) 60,000 62,932
Series 2018, 4.09%,
8/15/2048 50,000 40,924
Series 20A, 3.36%,
8/15/2050(b) 134,000 95,176
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 45,802

36 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027(b) 200,000 198,237
4.60%, 4/15/2027 55,000 55,451
3.70%, 5/15/2027 55,000 54,788
2.95%, 10/15/2027(b) 200,000 196,087
5.25%, 2/15/2028(b) 45,000 46,206
4.25%, 1/15/2029 120,000 120,418
4.70%, 4/15/2029 50,000 50,930
4.00%, 5/15/2029(b) 100,000 99,671
4.80%, 1/15/2030(b) 125,000 127,690
5.30%, 2/15/2030(b) 300,000 312,300
4.65%, 1/15/2031 50,000 50,671
4.90%, 4/15/2031 75,000 76,899
2.30%, 5/15/2031 75,000 67,233
4.95%, 1/15/2032 200,000 204,926
4.20%, 5/15/2032(b) 140,000 138,000
5.35%, 2/15/2033(b) 60,000 62,712
4.50%, 4/15/2033(b) 120,000 118,733
5.00%, 4/15/2034(b) 75,000 76,176
5.15%, 7/15/2034(b) 200,000 205,271
4.63%, 7/15/2035(b) 105,000 103,550
5.80%, 3/15/2036(b) 300,000 321,323
3.50%, 8/15/2039(b) 100,000 83,410
3.05%, 5/15/2041(b) 180,000 136,925
3.95%, 10/15/2042(b) 250,000 209,803
5.50%, 7/15/2044(b) 200,000 200,378
4.75%, 7/15/2045 250,000 227,421
4.25%, 6/15/2048 300,000 248,007
3.70%, 8/15/2049 200,000 149,733
3.25%, 5/15/2051 60,000 40,918
4.75%, 5/15/2052(b) 200,000 176,321
5.88%, 2/15/2053 145,000 149,072
5.05%, 4/15/2053(b) 120,000 109,954
5.38%, 4/15/2054 275,000 264,102
5.63%, 7/15/2054 200,000 198,917
3.88%, 8/15/2059 100,000 73,291
3.13%, 5/15/2060 100,000 61,864
4.95%, 5/15/2062(b) 100,000 87,930
6.05%, 2/15/2063(b) 190,000 198,463
5.20%, 4/15/2063 80,000 73,251
5.50%, 4/15/2064 75,000 71,892
5.75%, 7/15/2064 170,000 169,253
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(b) 50,000 49,952
2.65%, 1/15/2032 100,000 86,989
5.05%, 10/15/2034(b) 30,000 29,280
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 35,794
24,051,663
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033(b) 300,000 246,432
5.50%, 10/1/2035(b) 50,000 51,324
4.85%, 4/15/2049(b) 300,000 260,790
3.55%, 3/15/2052 70,000 48,665
5.15%, 4/15/2053 70,000 63,147
5.63%, 5/15/2054(b) 50,000 48,227
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
DOC DR LLC ,
2.63%, 11/1/2031 50,000 44,556
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030(b) 250,000 235,217
Healthpeak OP LLC ,
1.35%, 2/1/2027(b) 60,000 57,753
3.50%, 7/15/2029 125,000 121,167
3.00%, 1/15/2030 180,000 170,112
5.25%, 12/15/2032 85,000 87,407
4.75%, 1/15/2033(b) 25,000 24,838
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 551,529
3.63%, 10/1/2029(b) 100,000 95,947
5.20%, 7/1/2030 25,000 25,380
Sabra Health Care LP ,
3.90%, 10/15/2029 50,000 48,443
3.20%, 12/1/2031(b) 100,000 90,802
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 248,854
4.40%, 1/15/2029(b) 82,000 82,229
3.00%, 1/15/2030 100,000 94,667
2.50%, 9/1/2031(b) 100,000 89,225
5.10%, 7/15/2032 50,000 51,167
5.63%, 7/1/2034 25,000 26,032
5.00%, 1/15/2035 75,000 75,035
Welltower OP LLC ,
2.05%, 1/15/2029 70,000 65,548
3.10%, 1/15/2030 100,000 95,515
4.50%, 7/1/2030(b) 50,000 50,466
2.75%, 1/15/2031(b) 300,000 277,354
2.75%, 1/15/2032 200,000 181,021
5.13%, 7/1/2035 50,000 50,924
3,659,773
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029(b) 88,000 92,632
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029(b) 100,000 95,057
Series J, 2.90%, 12/15/2031 80,000 71,184
5.70%, 6/15/2032 25,000 25,753
5.70%, 7/1/2034(b) 25,000 25,606
5.50%, 4/15/2035(b) 25,000 25,165
242,765
Hotels, Restaurants & Leisure 0 .2%
Choice Hotels International,
Inc. ,
5.85%, 8/1/2034(b) 50,000 51,137
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 25,000 25,096
4.55%, 10/15/2029(b) 25,000 25,131
6.30%, 10/10/2033 50,000 54,144
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 198,267
3.25%, 2/15/2030(b) 165,000 157,648
5.40%, 2/15/2035(b) 50,000 51,311

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Hyatt Hotels Corp. ,
5.05%, 3/30/2028 25,000 25,406
5.25%, 6/30/2029(b) 25,000 25,640
5.75%, 4/23/2030(f) 50,000 52,007
5.38%, 12/15/2031(b) 45,000 46,013
5.75%, 3/30/2032(b) 25,000 26,073
5.50%, 6/30/2034(b) 25,000 25,586
Las Vegas Sands Corp. ,
5.90%, 6/1/2027 25,000 25,505
5.63%, 6/15/2028(b) 25,000 25,559
6.00%, 8/15/2029(b) 25,000 26,038
6.00%, 6/14/2030(b) 25,000 26,034
Marriott International, Inc. ,
5.00%, 10/15/2027 55,000 55,957
5.55%, 10/15/2028(b) 50,000 51,923
Series FF, 4.63%,
6/15/2030(b) 92,000 92,918
Series HH, 2.85%,
4/15/2031(b) 200,000 184,047
4.50%, 10/15/2031 25,000 24,891
5.10%, 4/15/2032(b) 25,000 25,658
Series GG, 3.50%,
10/15/2032 200,000 185,339
5.30%, 5/15/2034 100,000 102,712
5.35%, 3/15/2035(b) 150,000 153,409
5.25%, 10/15/2035 25,000 25,222
5.50%, 4/15/2037 75,000 76,645
McDonald's Corp. ,
3.80%, 4/1/2028 200,000 199,134
4.80%, 8/14/2028 50,000 51,065
5.00%, 5/17/2029 25,000 25,738
4.60%, 5/15/2030 25,000 25,387
4.40%, 2/12/2031 25,000 25,068
4.95%, 8/14/2033 75,000 77,263
5.20%, 5/17/2034 25,000 26,057
4.95%, 3/3/2035(b) 25,000 25,329
4.70%, 12/9/2035(b) 400,000 397,184
5.00%, 2/13/2036 25,000 25,184
4.88%, 7/15/2040 250,000 240,563
4.88%, 12/9/2045 250,000 231,194
3.63%, 9/1/2049(b) 200,000 149,822
4.20%, 4/1/2050 50,000 41,108
5.45%, 8/14/2053(b) 75,000 74,449
Sands China Ltd. ,
5.40%, 8/8/2028(b)(f) 200,000 204,620
Starbucks Corp. ,
4.85%, 2/8/2027(b) 25,000 25,246
3.50%, 3/1/2028(b) 250,000 246,827
4.50%, 5/15/2028 25,000 25,246
4.80%, 5/15/2030 25,000 25,519
2.55%, 11/15/2030(b) 200,000 183,566
4.90%, 2/15/2031 25,000 25,716
3.00%, 2/14/2032(b) 140,000 128,794
4.80%, 2/15/2033 100,000 101,327
5.00%, 2/15/2034(b) 25,000 25,521
5.40%, 5/15/2035(b) 25,000 25,922
4.45%, 8/15/2049(b) 250,000 210,565
3.50%, 11/15/2050(b) 200,000 142,494
4,831,224
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0 .0%
†
DR Horton, Inc. ,
1.30%, 10/15/2026 220,000 213,883
5.50%, 10/15/2035(b) 75,000 77,760
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 32,729
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 95,169
Mohawk Industries, Inc. ,
5.85%, 9/18/2028 50,000 52,239
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 54,555
526,335
Household Products 0 .1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031 100,000 88,577
5.60%, 11/15/2032(b) 40,000 42,392
5.00%, 6/15/2052(b) 40,000 37,203
Clorox Co. (The) ,
4.60%, 5/1/2032(b) 100,000 101,089
Colgate-Palmolive Co. ,
4.60%, 3/1/2028 16,000 16,284
4.20%, 5/1/2030 45,000 45,352
3.25%, 8/15/2032(b) 35,000 32,825
4.60%, 3/1/2033 16,000 16,317
Kimberly-Clark Corp. ,
4.50%, 2/16/2033 100,000 101,128
6.63%, 8/1/2037(b) 80,000 93,266
3.20%, 7/30/2046(b) 65,000 47,486
2.88%, 2/7/2050 100,000 66,325
Procter & Gamble Co. (The) ,
2.85%, 8/11/2027(b) 250,000 245,976
4.35%, 1/29/2029 50,000 50,817
4.15%, 10/24/2029 50,000 50,583
4.05%, 5/1/2030(b) 75,000 75,384
1.20%, 10/29/2030(b) 100,000 87,516
1.95%, 4/23/2031(b) 300,000 269,727
4.55%, 1/29/2034 50,000 50,741
4.55%, 10/24/2034 50,000 50,575
4.60%, 5/1/2035(b) 75,000 76,125
3.60%, 3/25/2050(b) 300,000 233,899
1,879,587
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
5.45%, 6/1/2028(b) 60,000 61,452
2.45%, 1/15/2031(b) 70,000 62,688
Constellation Energy
Generation LLC ,
5.60%, 3/1/2028(b) 40,000 41,339
5.80%, 3/1/2033(b) 40,000 42,731
6.13%, 1/15/2034(b) 25,000 27,205
6.25%, 10/1/2039 180,000 195,530
5.60%, 6/15/2042 75,000 76,012
6.50%, 10/1/2053(b) 76,000 84,697
5.75%, 3/15/2054(b) 50,000 50,661
Oglethorpe Power Corp. ,
4.50%, 4/1/2047(b) 40,000 33,803
5.25%, 9/1/2050 200,000 185,952
6.20%, 12/1/2053(b) 50,000 52,628

38 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Southern Power Co. ,
Series A, 4.25%, 10/1/2030 50,000 49,699
Series B, 4.90%, 10/1/2035 50,000 49,310
1,013,707
Industrial Conglomerates 0 .1%
3M Co. ,
4.80%, 3/15/2030 25,000 25,561
3.05%, 4/15/2030 100,000 95,290
5.15%, 3/15/2035 25,000 25,607
5.70%, 3/15/2037 415,000 438,955
4.00%, 9/14/2048 96,000 77,747
3.25%, 8/26/2049 90,000 63,153
Honeywell International, Inc. ,
2.50%, 11/1/2026 500,000 491,959
1.10%, 3/1/2027(b) 100,000 96,051
4.65%, 7/30/2027 50,000 50,593
4.95%, 2/15/2028 60,000 61,344
4.25%, 1/15/2029 20,000 20,094
2.70%, 8/15/2029(b) 500,000 476,277
4.88%, 9/1/2029 50,000 51,413
4.70%, 2/1/2030 50,000 50,969
1.75%, 9/1/2031(b) 100,000 86,608
4.95%, 9/1/2031 50,000 51,690
4.75%, 2/1/2032 50,000 50,899
5.00%, 2/15/2033 60,000 61,721
4.50%, 1/15/2034(b) 120,000 118,881
5.00%, 3/1/2035 100,000 101,666
2.80%, 6/1/2050 90,000 58,632
5.25%, 3/1/2054(b) 124,000 119,352
5.35%, 3/1/2064(b) 50,000 48,098
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,810
2,754,370
Industrial REITs 0 .1%
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032(b) 25,000 25,303
5.41%, 9/12/2034(b) 25,000 24,580
First Industrial LP ,
5.25%, 1/15/2031 25,000 25,629
Prologis LP ,
4.88%, 6/15/2028(b) 45,000 46,030
2.88%, 11/15/2029 125,000 118,991
2.25%, 4/15/2030(b) 160,000 147,436
1.75%, 7/1/2030(b) 65,000 58,114
1.25%, 10/15/2030(b) 65,000 56,431
4.75%, 1/15/2031 75,000 76,598
2.25%, 1/15/2032 200,000 176,044
4.63%, 1/15/2033 50,000 50,323
4.75%, 6/15/2033(b) 35,000 35,303
5.13%, 1/15/2034(b) 50,000 51,351
5.00%, 3/15/2034(b) 50,000 50,804
5.00%, 1/31/2035(b) 50,000 50,672
5.25%, 5/15/2035 40,000 41,202
3.00%, 4/15/2050 65,000 43,484
2.13%, 10/15/2050 155,000 85,111
5.25%, 6/15/2053(b) 30,000 29,005
5.25%, 3/15/2054(b) 75,000 72,558
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
Rexford Industrial Realty LP ,
5.00%, 6/15/2028 20,000 20,335
2.15%, 9/1/2031 90,000 78,259
1,363,563
Insurance 0 .7%
Aflac, Inc. ,
3.60%, 4/1/2030 500,000 489,893
Alleghany Corp. ,
3.63%, 5/15/2030(b) 50,000 48,831
3.25%, 8/15/2051 50,000 34,697
Allstate Corp. (The) ,
5.05%, 6/24/2029(b) 25,000 25,706
5.25%, 3/30/2033(b) 20,000 20,740
5.55%, 5/9/2035(b) 100,000 104,786
6.50%, 5/15/2057(b)(d) 195,000 205,453
American International Group,
Inc. ,
5.13%, 3/27/2033(b) 60,000 61,724
4.75%, 4/1/2048(b) 100,000 90,479
4.38%, 6/30/2050(b) 200,000 169,700
Aon Corp. ,
2.80%, 5/15/2030(b) 200,000 187,719
2.05%, 8/23/2031 50,000 43,928
2.60%, 12/2/2031 25,000 22,512
5.00%, 9/12/2032(b) 30,000 30,877
5.35%, 2/28/2033(b) 25,000 26,101
2.90%, 8/23/2051 50,000 31,563
3.90%, 2/28/2052(b) 30,000 22,729
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 220,741
Aon North America, Inc. ,
5.13%, 3/1/2027(b) 55,000 55,764
5.15%, 3/1/2029(b) 75,000 77,144
5.30%, 3/1/2031(b) 75,000 78,117
5.45%, 3/1/2034 225,000 234,383
5.75%, 3/1/2054(b) 188,000 189,331
Arch Capital Finance LLC ,
5.03%, 12/15/2046(b) 250,000 232,144
Arthur J Gallagher & Co. ,
4.60%, 12/15/2027 50,000 50,490
2.40%, 11/9/2031 200,000 177,558
5.00%, 2/15/2032 30,000 30,608
5.15%, 2/15/2035 190,000 192,247
3.50%, 5/20/2051 78,000 55,300
3.05%, 3/9/2052 100,000 64,661
5.75%, 3/2/2053 12,000 11,947
5.55%, 2/15/2055 100,000 97,725
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 479,671
6.65%, 2/1/2033 50,000 54,259
5.88%, 1/15/2034 25,000 26,164
6.25%, 4/1/2054 50,000 50,974
6.63%, 5/19/2055 75,000 80,261
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027 100,000 97,919
4.20%, 8/15/2048(b) 400,000 341,627
4.25%, 1/15/2049(b) 300,000 257,114
2.85%, 10/15/2050 45,000 29,519
3.85%, 3/15/2052(b) 100,000 78,449

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 150,000 119,555
Brown & Brown, Inc. ,
4.60%, 12/23/2026 25,000 25,131
4.70%, 6/23/2028 25,000 25,239
4.90%, 6/23/2030(b) 25,000 25,336
4.20%, 3/17/2032(b) 30,000 28,946
5.25%, 6/23/2032 25,000 25,633
5.65%, 6/11/2034 50,000 51,867
5.55%, 6/23/2035(b) 25,000 25,716
4.95%, 3/17/2052(b) 25,000 22,019
6.25%, 6/23/2055 75,000 78,920
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 180,514
Chubb INA Holdings LLC ,
4.65%, 8/15/2029 50,000 50,984
1.38%, 9/15/2030 88,000 77,109
5.00%, 3/15/2034(b) 75,000 76,904
4.90%, 8/15/2035(b) 50,000 50,297
4.35%, 11/3/2045(b) 250,000 220,446
2.85%, 12/15/2051 50,000 32,689
3.05%, 12/15/2061 35,000 21,919
CNO Financial Group, Inc. ,
6.45%, 6/15/2034 25,000 26,529
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 71,452
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050(b) 125,000 88,185
3.13%, 10/15/2052 50,000 32,279
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028(b) 50,000 52,482
6.50%, 6/4/2029 25,000 26,065
6.25%, 10/4/2034(b) 25,000 25,496
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030 200,000 200,662
6.00%, 12/7/2033 100,000 106,306
6.10%, 3/15/2055 25,000 25,632
6.50%, 5/20/2055(c) 50,000 53,741
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 22,419
First American Financial
Corp. ,
2.40%, 8/15/2031(b) 75,000 65,148
5.45%, 9/30/2034 25,000 25,070
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 224,567
5.85%, 9/15/2034 25,000 26,211
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 90,218
5.50%, 9/1/2035 25,000 25,295
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041 309,000 328,112
Kemper Corp. ,
3.80%, 2/23/2032 30,000 27,614
Lincoln National Corp. ,
3.05%, 1/15/2030 500,000 474,879
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Loews Corp. ,
4.13%, 5/15/2043(b) 200,000 169,952
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(d) 500,000 496,459
3.70%, 3/16/2032(b) 20,000 19,137
Markel Group, Inc. ,
3.35%, 9/17/2029(b) 475,000 458,591
3.45%, 5/7/2052(b) 100,000 68,734
Marsh & McLennan Cos., Inc. ,
4.55%, 11/8/2027(b) 75,000 75,835
4.38%, 3/15/2029(b) 300,000 302,680
4.65%, 3/15/2030(b) 150,000 152,436
4.85%, 11/15/2031 150,000 153,411
5.75%, 11/1/2032(b) 25,000 26,813
5.40%, 9/15/2033(b) 50,000 52,465
5.15%, 3/15/2034 25,000 25,885
5.00%, 3/15/2035 215,000 217,629
5.35%, 11/15/2044 50,000 49,580
4.20%, 3/1/2048 50,000 41,843
6.25%, 11/1/2052 25,000 27,523
5.70%, 9/15/2053(b) 100,000 102,374
5.45%, 3/15/2054 25,000 24,717
5.40%, 3/15/2055 175,000 171,574
MetLife, Inc. ,
5.38%, 7/15/2033(b) 50,000 52,668
5.30%, 12/15/2034(b) 50,000 52,007
5.70%, 6/15/2035(b) 159,000 170,229
6.40%, 12/15/2036(b) 300,000 315,694
4.88%, 11/13/2043(b) 250,000 235,696
4.05%, 3/1/2045(b) 100,000 84,302
5.00%, 7/15/2052(b) 60,000 56,067
5.25%, 1/15/2054(b) 100,000 97,428
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.08%), 6.35%,
3/15/2055(b)(d) 30,000 31,874
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(b)(g) 40,000 40,351
Old Republic International
Corp. ,
5.75%, 3/28/2034 25,000 26,061
Principal Financial Group, Inc. ,
5.38%, 3/15/2033 40,000 41,559
4.30%, 11/15/2046 50,000 42,755
5.50%, 3/15/2053 45,000 44,862
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 39,184
3.00%, 3/15/2032 30,000 27,688
6.25%, 12/1/2032(b) 162,000 180,251
4.95%, 6/15/2033(b) 20,000 20,576
3.70%, 1/26/2045 250,000 199,869
4.13%, 4/15/2047 92,000 77,458
Prudential Financial, Inc. ,
3.88%, 3/27/2028 200,000 200,309
5.20%, 3/14/2035(b) 50,000 51,396
4.60%, 5/15/2044(b) 250,000 224,913
3.91%, 12/7/2047 186,000 149,009
3.94%, 12/7/2049(b) 505,000 398,808

40 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Prudential Financial, Inc.,
3.70%, 3/13/2051(b) 300,000 226,848
Prudential Funding Asia plc ,
3.13%, 4/14/2030 100,000 95,873
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033(b) 20,000 21,384
5.75%, 9/15/2034(b) 25,000 26,137
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033(b) 60,000 62,975
5.80%, 4/1/2035(b) 25,000 26,213
Travelers Cos., Inc. (The) ,
6.25%, 6/15/2037 86,000 95,557
5.35%, 11/1/2040(b) 250,000 255,027
4.10%, 3/4/2049 200,000 164,592
5.45%, 5/25/2053(b) 20,000 20,008
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033(b) 192,000 215,485
Unum Group ,
4.00%, 6/15/2029(b) 250,000 246,791
4.13%, 6/15/2051(b) 50,000 38,067
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 78,513
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 50,383
4.50%, 9/15/2028 400,000 403,484
2.95%, 9/15/2029 65,000 61,711
5.35%, 5/15/2033(b) 20,000 20,697
5.90%, 3/5/2054 50,000 50,935
15,698,473
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
0.80%, 8/15/2027(b) 90,000 85,369
4.00%, 5/15/2030 85,000 85,375
1.10%, 8/15/2030 165,000 144,509
4.50%, 5/15/2035(b) 125,000 125,107
1.90%, 8/15/2040 100,000 68,334
2.05%, 8/15/2050 200,000 113,842
5.25%, 5/15/2055(b) 50,000 50,109
2.25%, 8/15/2060 200,000 108,014
5.30%, 5/15/2065 60,000 59,702
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 201,623
Meta Platforms, Inc. ,
3.50%, 8/15/2027(b) 230,000 228,981
4.60%, 5/15/2028(b) 60,000 61,228
4.30%, 8/15/2029(b) 65,000 65,827
4.80%, 5/15/2030 60,000 61,938
4.55%, 8/15/2031(b) 75,000 76,475
3.85%, 8/15/2032(b) 195,000 189,761
4.95%, 5/15/2033(b) 60,000 62,123
4.75%, 8/15/2034(b) 175,000 177,280
4.45%, 8/15/2052(b) 265,000 227,548
5.60%, 5/15/2053(b) 210,000 213,013
5.40%, 8/15/2054(b) 346,000 341,842
4.65%, 8/15/2062 180,000 154,371
5.75%, 5/15/2063(b) 60,000 61,708
5.55%, 8/15/2064 150,000 148,898
3,112,977
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0 .1%
Accenture Capital, Inc. ,
3.90%, 10/4/2027(b) 35,000 35,037
4.05%, 10/4/2029(b) 50,000 49,952
4.25%, 10/4/2031 50,000 49,925
4.50%, 10/4/2034(b) 35,000 34,518
CGI, Inc. ,
4.95%, 3/14/2030(c) 25,000 25,451
2.30%, 9/14/2031(b) 50,000 43,960
DXC Technology Co. ,
2.38%, 9/15/2028(b) 100,000 94,249
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2027(b) 100,000 100,718
4.60%, 2/5/2029(b) 100,000 101,347
4.75%, 2/5/2031 100,000 101,990
4.90%, 2/5/2034(b) 100,000 101,298
5.25%, 2/5/2044(b) 100,000 98,400
5.30%, 2/5/2054(b) 200,000 191,403
International Business
Machines Corp. ,
1.70%, 5/15/2027(b) 300,000 289,261
4.50%, 2/6/2028(b) 100,000 101,043
4.65%, 2/10/2028 100,000 101,428
3.50%, 5/15/2029 400,000 391,817
4.80%, 2/10/2030 100,000 102,333
1.95%, 5/15/2030(b) 100,000 90,566
5.00%, 2/10/2032 100,000 102,988
5.88%, 11/29/2032 53,000 57,424
5.20%, 2/10/2035(b) 100,000 102,658
4.15%, 5/15/2039 300,000 269,323
4.00%, 6/20/2042(b) 150,000 127,491
4.25%, 5/15/2049(b) 300,000 247,887
5.70%, 2/10/2055(b) 100,000 101,379
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031 150,000 136,384
3,250,230
Leisure Products 0 .0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 56,514
4.40%, 9/15/2032(b) 100,000 95,243
5.10%, 4/1/2052 30,000 24,054
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 99,146
3.90%, 11/19/2029 100,000 97,401
6.05%, 5/14/2034 25,000 26,148
5.10%, 5/15/2044 100,000 88,921
487,427
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
4.20%, 9/9/2027 25,000 25,025
2.75%, 9/15/2029(b) 165,000 156,073
2.30%, 3/12/2031 82,000 73,599
4.75%, 9/9/2034 25,000 24,917
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032 50,000 46,738
Danaher Corp. ,
2.60%, 10/1/2050 94,000 58,547
2.80%, 12/10/2051(b) 140,000 90,059
Illumina, Inc. ,
5.75%, 12/13/2027 100,000 102,838

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Revvity, Inc. ,
1.90%, 9/15/2028 60,000 55,927
3.30%, 9/15/2029 100,000 95,634
2.25%, 9/15/2031 35,000 30,386
Thermo Fisher Scientific, Inc. ,
5.00%, 12/5/2026(b) 50,000 50,573
4.80%, 11/21/2027 65,000 66,045
1.75%, 10/15/2028(b) 115,000 107,615
5.00%, 1/31/2029 75,000 77,183
2.60%, 10/1/2029(b) 325,000 307,225
4.98%, 8/10/2030(b) 65,000 67,279
4.20%, 3/1/2031 45,000 44,943
2.00%, 10/15/2031(b) 55,000 48,597
4.47%, 10/7/2032 50,000 50,008
4.95%, 11/21/2032(b) 70,000 72,371
5.09%, 8/10/2033(b) 80,000 82,891
5.20%, 1/31/2034 50,000 52,072
4.79%, 10/7/2035 50,000 50,019
4.89%, 10/7/2037 50,000 50,000
2.80%, 10/15/2041(b) 30,000 22,165
5.40%, 8/10/2043 90,000 90,991
5.30%, 2/1/2044 100,000 100,156
2,099,876
Machinery 0 .2%
AGCO Corp. ,
5.45%, 3/21/2027(b) 50,000 50,723
5.80%, 3/21/2034 50,000 51,976
Caterpillar, Inc. ,
2.60%, 9/19/2029(b) 70,000 66,441
5.20%, 5/15/2035 75,000 77,596
6.05%, 8/15/2036 177,000 196,233
3.80%, 8/15/2042(b) 300,000 253,396
3.25%, 9/19/2049(b) 330,000 238,029
CNH Industrial Capital LLC ,
4.75%, 3/21/2028 25,000 25,278
4.55%, 4/10/2028 40,000 40,308
5.50%, 1/12/2029(b) 100,000 103,489
5.10%, 4/20/2029(b) 50,000 51,198
4.50%, 10/16/2030 25,000 24,948
Cummins, Inc. ,
4.25%, 5/9/2028 25,000 25,188
4.70%, 2/15/2031 25,000 25,452
5.30%, 5/9/2035 125,000 129,051
2.60%, 9/1/2050 50,000 30,844
5.45%, 2/20/2054(b) 92,000 91,713
Deere & Co. ,
5.45%, 1/16/2035 50,000 52,631
3.90%, 6/9/2042(b) 250,000 216,386
5.70%, 1/19/2055(b) 150,000 157,765
Dover Corp. ,
2.95%, 11/4/2029(b) 45,000 42,797
5.38%, 3/1/2041 100,000 99,922
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 88,535
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 194,079
Ingersoll Rand, Inc. ,
5.20%, 6/15/2027 50,000 50,836
5.18%, 6/15/2029 50,000 51,662
5.70%, 8/14/2033(b) 100,000 106,232
5.45%, 6/15/2034 50,000 52,132
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Nordson Corp. ,
4.50%, 12/15/2029 25,000 25,136
5.80%, 9/15/2033 25,000 26,678
nVent Finance Sarl ,
5.65%, 5/15/2033(b) 40,000 41,766
Otis Worldwide Corp. ,
5.25%, 8/16/2028(b) 30,000 30,923
3.11%, 2/15/2040(b) 300,000 233,552
Parker-Hannifin Corp. ,
4.25%, 9/15/2027(b) 65,000 65,300
3.25%, 6/14/2029(b) 104,000 100,933
4.50%, 9/15/2029 95,000 96,286
4.20%, 11/21/2034(b) 300,000 290,801
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028(b) 100,000 103,909
4.25%, 11/15/2028 250,000 250,343
2.30%, 3/15/2030(b) 500,000 455,194
3.00%, 5/15/2032 40,000 35,974
Westinghouse Air Brake
Technologies Corp. ,
3.45%, 11/15/2026 78,000 77,323
4.70%, 9/15/2028(f) 250,000 253,484
4.90%, 5/29/2030 50,000 51,098
5.50%, 5/29/2035 50,000 51,761
4,785,301
Media 0 .4%
Charter Communications
Operating LLC ,
4.20%, 3/15/2028(b) 200,000 199,084
2.25%, 1/15/2029(b) 100,000 93,004
5.05%, 3/30/2029(b) 150,000 151,964
6.10%, 6/1/2029(b) 75,000 78,705
4.40%, 4/1/2033(b) 75,000 71,137
6.65%, 2/1/2034(b) 125,000 133,575
6.55%, 6/1/2034(b) 75,000 79,929
6.38%, 10/23/2035 300,000 314,289
5.85%, 12/1/2035(b) 40,000 40,382
3.50%, 3/1/2042 100,000 72,025
5.38%, 5/1/2047 400,000 345,733
5.75%, 4/1/2048 350,000 317,266
4.80%, 3/1/2050(b) 425,000 336,613
3.90%, 6/1/2052 200,000 135,458
5.25%, 4/1/2053(b) 180,000 150,408
6.83%, 10/23/2055 150,000 152,911
6.70%, 12/1/2055(b) 38,000 38,454
3.85%, 4/1/2061 310,000 193,217
Comcast Corp. ,
5.35%, 11/15/2027(b) 55,000 56,505
3.15%, 2/15/2028 500,000 491,192
4.55%, 1/15/2029(b) 80,000 81,038
5.10%, 6/1/2029(b) 75,000 77,539
2.65%, 2/1/2030 300,000 281,305
3.40%, 4/1/2030(b) 165,000 159,631
1.95%, 1/15/2031(b) 450,000 399,706
4.95%, 5/15/2032 50,000 51,268
5.50%, 11/15/2032 60,000 63,583
4.25%, 1/15/2033(b) 250,000 244,915
4.65%, 2/15/2033(b) 160,000 160,709
7.05%, 3/15/2033(b) 95,000 109,155
4.80%, 5/15/2033(b) 80,000 80,811
5.30%, 6/1/2034(b) 75,000 77,810

42 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
5.30%, 5/15/2035(b) 75,000 77,115
4.40%, 8/15/2035 200,000 192,057
6.50%, 11/15/2035 100,000 111,882
3.90%, 3/1/2038 250,000 220,076
3.75%, 4/1/2040(b) 150,000 126,136
3.40%, 7/15/2046 150,000 108,570
4.70%, 10/15/2048 400,000 348,956
4.00%, 11/1/2049 250,000 192,791
2.89%, 11/1/2051 500,000 307,986
2.45%, 8/15/2052 120,000 66,265
5.35%, 5/15/2053(b) 80,000 75,016
5.65%, 6/1/2054 70,000 68,697
6.05%, 5/15/2055(b) 125,000 129,183
2.94%, 11/1/2056 527,000 312,727
2.65%, 8/15/2062 300,000 157,875
2.99%, 11/1/2063 200,000 114,203
5.50%, 5/15/2064(b) 280,000 263,896
Fox Corp. ,
6.50%, 10/13/2033 100,000 110,095
5.58%, 1/25/2049(b) 200,000 194,721
Grupo Televisa SAB ,
6.63%, 1/15/2040(b) 250,000 229,692
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 142,794
5.38%, 6/15/2033 24,000 24,493
3.38%, 3/1/2041 70,000 52,462
Omnicom Group, Inc. ,
2.60%, 8/1/2031(b) 82,000 73,922
5.30%, 11/1/2034 50,000 51,301
Paramount Global ,
5.50%, 5/15/2033 118,000 116,794
4.38%, 3/15/2043(b) 359,000 277,103
4.60%, 1/15/2045 250,000 194,854
Time Warner Cable LLC ,
6.75%, 6/15/2039 600,000 627,732
10,208,715
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027 40,000 41,737
6.80%, 11/29/2032(b) 40,000 44,497
6.00%, 6/17/2034(b) 50,000 53,382
7.00%, 10/15/2039(b)(f) 100,000 112,306
6.35%, 6/17/2054(b) 50,000 52,232
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 100,000 103,512
BHP Billiton Finance USA Ltd. ,
4.75%, 2/28/2028 60,000 60,958
5.10%, 9/8/2028(b) 100,000 102,858
5.00%, 2/21/2030(b) 100,000 103,072
5.25%, 9/8/2030(b) 100,000 104,221
5.13%, 2/21/2032 75,000 77,694
4.90%, 2/28/2033 35,000 35,769
5.25%, 9/8/2033(b) 100,000 104,150
5.30%, 2/21/2035 125,000 130,071
4.13%, 2/24/2042(b) 92,000 80,855
5.00%, 9/30/2043 200,000 192,819
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 358,715
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Newmont Corp. ,
2.60%, 7/15/2032 115,000 103,976
5.35%, 3/15/2034(b) 50,000 52,152
5.88%, 4/1/2035(b) 236,000 255,639
4.88%, 3/15/2042(b) 75,000 72,636
Nucor Corp. ,
4.30%, 5/23/2027 60,000 60,273
4.65%, 6/1/2030 50,000 50,776
5.10%, 6/1/2035(b) 50,000 50,835
5.20%, 8/1/2043 200,000 195,893
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 106,000 113,374
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 300,000 188,082
Rio Tinto Finance USA plc ,
4.38%, 3/12/2027 35,000 35,226
4.50%, 3/14/2028 40,000 40,439
4.88%, 3/14/2030 80,000 81,981
5.00%, 3/14/2032(b) 55,000 56,538
5.00%, 3/9/2033 55,000 56,580
5.25%, 3/14/2035(b) 85,000 87,591
4.13%, 8/21/2042(b) 100,000 86,806
5.13%, 3/9/2053 60,000 56,772
5.75%, 3/14/2055(b) 135,000 138,936
Southern Copper Corp. ,
7.50%, 7/27/2035 100,000 118,322
6.75%, 4/16/2040(b) 250,000 283,802
5.88%, 4/23/2045(b) 100,000 103,961
Steel Dynamics, Inc. ,
3.25%, 1/15/2031(b) 200,000 188,945
5.38%, 8/15/2034(b) 50,000 51,690
5.25%, 5/15/2035(b) 50,000 51,091
5.75%, 5/15/2055(b) 30,000 30,587
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 288,524
6.13%, 6/12/2033(b) 250,000 266,977
6.88%, 11/10/2039(b) 70,000 78,577
6.40%, 6/28/2054(b) 75,000 77,094
5,082,923
Multi-Utilities 0 .4%
Ameren Corp. ,
5.70%, 12/1/2026 50,000 50,783
1.95%, 3/15/2027 80,000 77,536
5.00%, 1/15/2029(b) 50,000 51,109
5.38%, 3/15/2035 25,000 25,668
Ameren Illinois Co. ,
3.85%, 9/1/2032(b) 40,000 38,395
2.90%, 6/15/2051 100,000 64,514
5.90%, 12/1/2052 100,000 104,803
5.55%, 7/1/2054(b) 50,000 50,491
5.63%, 3/1/2055 75,000 76,430
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 150,000 163,216
5.15%, 11/15/2043 400,000 388,746
4.60%, 5/1/2053(b) 90,000 77,362
Black Hills Corp. ,
5.95%, 3/15/2028 100,000 103,831
3.05%, 10/15/2029 210,000 199,447
4.55%, 1/31/2031 25,000 24,999
6.15%, 5/15/2034(b) 70,000 74,752

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Black Hills Corp.,
6.00%, 1/15/2035(b) 25,000 26,612
3.88%, 10/15/2049 100,000 74,954
CenterPoint Energy, Inc. ,
5.40%, 6/1/2029(b) 50,000 51,732
2.65%, 6/1/2031 85,000 76,931
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031(b) 50,000 45,299
5.20%, 3/1/2033 40,000 41,597
5.50%, 3/15/2034(b) 50,000 52,604
5.38%, 5/15/2034 25,000 26,060
5.13%, 3/15/2035(b) 125,000 128,330
3.95%, 3/1/2043 500,000 415,719
4.50%, 12/1/2045 150,000 131,504
Series 20B, 3.95%,
4/1/2050(b) 88,000 70,061
6.15%, 11/15/2052 200,000 215,293
5.90%, 11/15/2053(b) 50,000 52,162
5.70%, 5/15/2054(b) 25,000 25,623
4.63%, 12/1/2054(b) 150,000 129,253
3.70%, 11/15/2059 50,000 35,803
3.60%, 6/15/2061(b) 200,000 139,313
Consumers Energy Co. ,
4.65%, 3/1/2028 200,000 202,590
4.90%, 2/15/2029(b) 100,000 102,522
4.70%, 1/15/2030(b) 25,000 25,530
4.50%, 1/15/2031 40,000 40,409
4.63%, 5/15/2033 100,000 100,090
5.05%, 5/15/2035 100,000 101,734
4.35%, 4/15/2049 300,000 256,857
3.10%, 8/15/2050 45,000 30,907
2.65%, 8/15/2052 15,000 9,337
2.50%, 5/1/2060 100,000 56,222
Dominion Energy, Inc. ,
4.60%, 5/15/2028(b) 50,000 50,503
Series C, 3.38%,
4/1/2030(b) 300,000 288,154
5.00%, 6/15/2030(b) 50,000 51,260
Series C, 2.25%,
8/15/2031(b) 30,000 26,549
Series A, 4.35%,
8/15/2032(b) 40,000 39,211
5.38%, 11/15/2032(b) 50,000 51,954
Series E, 6.30%, 3/15/2033 10,000 10,810
Series F, 5.25%,
8/1/2033(b) 50,000 51,335
5.45%, 3/15/2035(b) 50,000 51,231
Series B, 5.95%,
6/15/2035(b) 151,000 160,713
Series C, 4.90%,
8/1/2041(b) 300,000 277,702
Series B, 4.85%, 8/15/2052 40,000 34,774
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(d) 25,000 25,179
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.01%),
6.20%, 2/15/2056(d) 25,000 25,164
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
DTE Energy Co. ,
4.95%, 7/1/2027 50,000 50,636
4.88%, 6/1/2028(b) 100,000 101,733
5.10%, 3/1/2029(b) 75,000 76,849
2.95%, 3/1/2030(b) 50,000 47,007
5.20%, 4/1/2030 75,000 77,280
5.85%, 6/1/2034 50,000 53,125
5.05%, 10/1/2035(b) 25,000 24,834
National Grid plc ,
5.42%, 1/11/2034(b) 100,000 103,717
NiSource, Inc. ,
5.25%, 3/30/2028(b) 104,000 106,700
5.20%, 7/1/2029 50,000 51,565
2.95%, 9/1/2029 250,000 238,488
1.70%, 2/15/2031 85,000 73,818
5.35%, 4/1/2034 25,000 25,739
5.35%, 7/15/2035(b) 100,000 102,103
5.95%, 6/15/2041 300,000 311,460
5.00%, 6/15/2052 70,000 63,120
5.85%, 4/1/2055(b) 100,000 101,413
Public Service Enterprise
Group, Inc. ,
5.88%, 10/15/2028 50,000 52,383
5.20%, 4/1/2029(b) 50,000 51,593
4.90%, 3/15/2030(b) 25,000 25,554
6.13%, 10/15/2033 50,000 53,977
5.45%, 4/1/2034 50,000 51,753
5.40%, 3/15/2035(b) 25,000 25,759
Puget Energy, Inc. ,
2.38%, 6/15/2028(b) 200,000 189,898
4.22%, 3/15/2032 40,000 38,307
5.73%, 3/15/2035(b) 25,000 25,798
Puget Sound Energy, Inc. ,
5.33%, 6/15/2034(b) 25,000 25,795
5.64%, 4/15/2041 200,000 201,758
5.69%, 6/15/2054(b) 25,000 25,350
5.60%, 9/15/2055 75,000 74,534
San Diego Gas & Electric Co. ,
4.95%, 8/15/2028 100,000 102,429
Series VVV, 1.70%,
10/1/2030 100,000 88,237
5.40%, 4/15/2035 25,000 25,818
4.15%, 5/15/2048 200,000 162,232
3.32%, 4/15/2050 200,000 140,221
5.35%, 4/1/2053(b) 95,000 91,315
5.55%, 4/15/2054 50,000 49,167
Sempra ,
3.40%, 2/1/2028 300,000 294,315
5.50%, 8/1/2033 50,000 52,115
6.00%, 10/15/2039 220,000 228,799
4.00%, 2/1/2048 150,000 115,619
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.40%, 10/1/2054(b)(d) 126,000 128,746
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031(b) 250,000 218,582
5.75%, 9/15/2033 50,000 52,990
4.95%, 9/15/2034 25,000 25,073
Series B, 5.10%, 9/15/2035 100,000 100,261

44 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp.,
Series 21A, 3.15%,
9/30/2051 100,000 65,256
WEC Energy Group, Inc. ,
5.15%, 10/1/2027(b) 100,000 101,899
4.75%, 1/15/2028 50,000 50,702
1.80%, 10/15/2030 103,000 91,174
10,018,665
Office REITs 0 .1%
Boston Properties LP ,
2.75%, 10/1/2026(b) 250,000 246,017
2.90%, 3/15/2030 100,000 92,831
3.25%, 1/30/2031 89,000 82,762
2.45%, 10/1/2033 300,000 245,452
5.75%, 1/15/2035(b) 25,000 25,555
COPT Defense Properties LP ,
2.00%, 1/15/2029(b) 100,000 92,664
4.50%, 10/15/2030 25,000 24,835
2.90%, 12/1/2033 100,000 84,624
Highwoods Realty LP ,
3.05%, 2/15/2030(b) 250,000 231,535
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 92,284
6.25%, 1/15/2036 100,000 103,422
1,321,981
Oil, Gas & Consumable Fuels 1 .7%
APA Corp. ,
6.10%, 2/15/2035 25,000 25,550
6.75%, 2/15/2055(b) 25,000 25,201
Boardwalk Pipelines LP ,
3.40%, 2/15/2031(b) 250,000 234,119
5.63%, 8/1/2034 25,000 25,940
BP Capital Markets America,
Inc. ,
5.02%, 11/17/2027 100,000 102,115
4.23%, 11/6/2028(b) 400,000 401,893
4.70%, 4/10/2029 50,000 50,932
4.97%, 10/17/2029 75,000 77,240
4.87%, 11/25/2029 50,000 51,318
2.72%, 1/12/2032 200,000 181,366
4.81%, 2/13/2033(b) 300,000 303,529
4.89%, 9/11/2033(b) 240,000 243,477
4.99%, 4/10/2034(b) 50,000 50,991
5.23%, 11/17/2034(b) 125,000 129,110
3.06%, 6/17/2041 50,000 38,016
3.00%, 2/24/2050 200,000 132,288
2.77%, 11/10/2050 150,000 94,244
2.94%, 6/4/2051 150,000 96,929
3.00%, 3/17/2052 50,000 32,539
3.38%, 2/8/2061 150,000 100,070
BP Capital Markets plc ,
3.28%, 9/19/2027(b) 300,000 296,291
Canadian Natural Resources
Ltd. ,
5.40%, 12/15/2034(b)(c) 25,000 25,461
6.25%, 3/15/2038 340,000 362,896
4.95%, 6/1/2047 100,000 88,886
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 39,782
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cenovus Energy, Inc.,
6.75%, 11/15/2039(b) 17,000 18,786
5.40%, 6/15/2047(b) 120,000 110,522
3.75%, 2/15/2052(b) 25,000 17,763
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027(b) 250,000 252,728
3.70%, 11/15/2029(b) 65,000 63,170
2.74%, 12/31/2039 100,000 83,875
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(b) 300,000 299,039
4.00%, 3/1/2031 300,000 289,311
3.25%, 1/31/2032 200,000 182,202
5.75%, 8/15/2034(b) 75,000 77,969
5.55%, 10/30/2035(b)(c) 25,000 25,540
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(b) 300,000 299,062
5.65%, 4/15/2034 150,000 154,626
Chevron Corp. ,
2.00%, 5/11/2027(b) 120,000 116,634
2.24%, 5/11/2030(b) 152,000 140,562
3.08%, 5/11/2050(b) 25,000 17,345
Chevron USA, Inc. ,
1.02%, 8/12/2027(b) 120,000 114,181
3.95%, 8/13/2027 25,000 25,105
3.85%, 1/15/2028 50,000 50,011
4.48%, 2/26/2028 50,000 50,698
4.05%, 8/13/2028 25,000 25,125
4.69%, 4/15/2030 50,000 51,165
4.30%, 10/15/2030(b) 75,000 75,409
4.82%, 4/15/2032 50,000 51,392
4.50%, 10/15/2032(b) 75,000 75,596
4.98%, 4/15/2035 50,000 51,274
4.85%, 10/15/2035 50,000 50,598
2.34%, 8/12/2050 200,000 119,006
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 155,640
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 99,524
ConocoPhillips ,
5.90%, 10/15/2032 77,000 83,829
6.50%, 2/1/2039 175,000 197,627
ConocoPhillips Co. ,
4.70%, 1/15/2030 100,000 101,943
4.85%, 1/15/2032(b) 50,000 51,116
5.05%, 9/15/2033(b) 70,000 72,133
5.00%, 1/15/2035(b) 125,000 126,631
3.76%, 3/15/2042(b) 100,000 82,064
4.30%, 11/15/2044(b) 155,000 133,720
3.80%, 3/15/2052 50,000 37,567
5.30%, 5/15/2053(b) 40,000 38,131
5.55%, 3/15/2054(b) 50,000 49,252
5.50%, 1/15/2055(b) 55,000 53,881
4.03%, 3/15/2062 200,000 149,305
5.70%, 9/15/2063(b) 50,000 49,577
5.65%, 1/15/2065(b) 100,000 98,090
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 48,950
Coterra Energy, Inc. ,
5.60%, 3/15/2034(b) 50,000 51,399
5.40%, 2/15/2035 100,000 100,798

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Devon Energy Corp. ,
5.88%, 6/15/2028 100,000 100,007
5.20%, 9/15/2034(b) 75,000 74,675
4.75%, 5/15/2042(b) 300,000 261,587
5.75%, 9/15/2054(b) 75,000 69,568
Diamondback Energy, Inc. ,
3.25%, 12/1/2026 84,000 83,113
5.20%, 4/18/2027 125,000 126,794
3.50%, 12/1/2029 100,000 96,480
5.15%, 1/30/2030(b) 125,000 128,734
6.25%, 3/15/2033(b) 35,000 37,709
5.40%, 4/18/2034 100,000 102,088
5.55%, 4/1/2035(b) 70,000 71,862
4.40%, 3/24/2051(b) 50,000 40,364
4.25%, 3/15/2052(b) 60,000 47,082
6.25%, 3/15/2053 60,000 61,447
5.75%, 4/18/2054(b) 200,000 192,518
5.90%, 4/18/2064 60,000 57,761
Eastern Energy Gas Holdings
LLC ,
5.80%, 1/15/2035 25,000 26,301
5.65%, 10/15/2054 90,000 88,669
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(b) 200,000 190,285
Enbridge, Inc. ,
1.60%, 10/4/2026 95,000 92,611
5.90%, 11/15/2026 70,000 71,225
5.25%, 4/5/2027(b) 25,000 25,378
3.70%, 7/15/2027 50,000 49,590
4.60%, 6/20/2028(b) 25,000 25,294
6.00%, 11/15/2028(b) 50,000 52,598
3.13%, 11/15/2029(b) 150,000 142,909
4.90%, 6/20/2030 35,000 35,792
6.20%, 11/15/2030(b) 80,000 86,330
5.70%, 3/8/2033(b) 230,000 242,042
2.50%, 8/1/2033(b) 200,000 170,247
5.63%, 4/5/2034(b) 131,000 136,739
5.55%, 6/20/2035(b) 50,000 51,563
5.50%, 12/1/2046 100,000 98,934
4.00%, 11/15/2049 100,000 76,849
3.40%, 8/1/2051 65,000 44,574
6.70%, 11/15/2053 120,000 134,010
5.95%, 4/5/2054(b) 25,000 25,677
Energy Transfer LP ,
6.05%, 12/1/2026(b) 75,000 76,398
5.55%, 2/15/2028 50,000 51,467
5.25%, 7/1/2029 30,000 30,870
3.75%, 5/15/2030(b) 60,000 58,264
6.40%, 12/1/2030(b) 40,000 43,353
5.75%, 2/15/2033(b) 230,000 241,093
6.55%, 12/1/2033 230,000 251,571
5.55%, 5/15/2034(b) 40,000 41,040
5.60%, 9/1/2034(b) 50,000 51,316
5.70%, 4/1/2035(b) 100,000 103,258
6.05%, 6/1/2041 75,000 76,394
6.50%, 2/1/2042(b) 250,000 264,789
5.00%, 5/15/2044(f) 150,000 132,681
5.35%, 5/15/2045 200,000 183,454
5.30%, 4/15/2047 300,000 270,953
6.25%, 4/15/2049 250,000 252,353
5.00%, 5/15/2050 200,000 171,201
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP,
5.95%, 5/15/2054(b) 140,000 135,580
6.05%, 9/1/2054(b) 50,000 49,094
Enterprise Products Operating
LLC ,
4.60%, 1/11/2027 50,000 50,360
4.30%, 6/20/2028 75,000 75,575
2.80%, 1/31/2030 120,000 113,391
4.60%, 1/15/2031 100,000 101,037
5.35%, 1/31/2033 70,000 73,156
4.85%, 1/31/2034(b) 50,000 50,425
4.95%, 2/15/2035 75,000 75,624
5.20%, 1/15/2036 100,000 101,639
6.13%, 10/15/2039 285,000 308,117
4.45%, 2/15/2043(b) 100,000 88,287
4.85%, 3/15/2044 100,000 91,969
4.25%, 2/15/2048 250,000 208,037
4.80%, 2/1/2049 300,000 267,727
4.20%, 1/31/2050(b) 134,000 109,309
3.70%, 1/31/2051(b) 250,000 185,965
3.20%, 2/15/2052 80,000 54,236
4.95%, 10/15/2054 200,000 179,718
5.55%, 2/16/2055(b) 45,000 44,478
EOG Resources, Inc. ,
4.40%, 7/15/2028 75,000 75,689
5.00%, 7/15/2032 95,000 97,203
5.35%, 1/15/2036 100,000 102,676
4.95%, 4/15/2050(b) 60,000 54,618
5.65%, 12/1/2054(b) 25,000 25,028
5.95%, 7/15/2055(b) 35,000 36,642
EQT Corp. ,
3.90%, 10/1/2027 300,000 298,073
5.75%, 2/1/2034(b) 50,000 52,328
Equinor ASA ,
4.25%, 6/2/2028 25,000 25,175
3.13%, 4/6/2030(b) 200,000 191,610
5.13%, 6/3/2035 50,000 51,517
3.70%, 4/6/2050 500,000 388,588
Expand Energy Corp. ,
5.70%, 1/15/2035 100,000 102,781
Exxon Mobil Corp. ,
3.29%, 3/19/2027 200,000 198,614
3.48%, 3/19/2030(b) 250,000 244,179
2.61%, 10/15/2030(b) 250,000 233,284
4.23%, 3/19/2040 200,000 183,048
4.11%, 3/1/2046(b) 250,000 211,974
3.10%, 8/16/2049 50,000 34,771
4.33%, 3/19/2050 226,000 193,705
3.45%, 4/15/2051(b) 274,000 200,754
Hess Corp. ,
4.30%, 4/1/2027 500,000 501,651
5.60%, 2/15/2041 250,000 259,437
Kinder Morgan Energy
Partners LP ,
6.38%, 3/1/2041 100,000 106,811
5.00%, 8/15/2042 350,000 320,731
Kinder Morgan, Inc. ,
1.75%, 11/15/2026 150,000 146,095
5.00%, 2/1/2029(b) 60,000 61,351
5.10%, 8/1/2029(b) 40,000 41,106
2.00%, 2/15/2031(b) 50,000 44,326
4.80%, 2/1/2033(b) 60,000 59,993

46 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.,
5.20%, 6/1/2033(b) 90,000 92,164
5.40%, 2/1/2034(b) 75,000 77,324
5.30%, 12/1/2034 350,000 357,094
5.55%, 6/1/2045 200,000 194,260
5.05%, 2/15/2046 250,000 226,566
3.25%, 8/1/2050 50,000 33,155
3.60%, 2/15/2051(b) 100,000 70,318
5.45%, 8/1/2052 60,000 56,597
5.95%, 8/1/2054(b) 25,000 25,178
Marathon Petroleum Corp. ,
5.15%, 3/1/2030(b) 50,000 51,389
5.70%, 3/1/2035 50,000 51,612
6.50%, 3/1/2041 250,000 269,477
MPLX LP ,
4.25%, 12/1/2027(b) 350,000 350,341
4.00%, 3/15/2028(b) 100,000 99,535
2.65%, 8/15/2030(b) 190,000 174,436
4.80%, 2/15/2031 70,000 70,422
4.95%, 9/1/2032(b) 90,000 90,285
5.00%, 1/15/2033 50,000 49,878
5.00%, 3/1/2033 35,000 35,009
5.50%, 6/1/2034(b) 60,000 61,145
5.40%, 4/1/2035 50,000 50,408
5.40%, 9/15/2035(b) 75,000 75,163
4.50%, 4/15/2038 250,000 226,128
5.20%, 3/1/2047 100,000 89,866
4.70%, 4/15/2048 200,000 167,461
5.50%, 2/15/2049(b) 300,000 279,286
4.95%, 3/14/2052 110,000 93,839
5.95%, 4/1/2055(b) 50,000 48,879
6.20%, 9/15/2055 65,000 65,757
Occidental Petroleum Corp. ,
5.00%, 8/1/2027(b) 70,000 70,733
5.20%, 8/1/2029 115,000 116,690
6.63%, 9/1/2030(b) 210,000 224,999
6.13%, 1/1/2031(b) 300,000 316,010
5.38%, 1/1/2032(b) 70,000 71,189
5.55%, 10/1/2034(b) 205,000 207,997
6.45%, 9/15/2036(b) 250,000 265,667
4.20%, 3/15/2048 180,000 131,938
6.05%, 10/1/2054(b) 70,000 68,306
ONEOK Partners LP ,
6.13%, 2/1/2041 100,000 102,492
ONEOK, Inc. ,
5.55%, 11/1/2026 100,000 101,267
4.00%, 7/13/2027 500,000 498,460
4.55%, 7/15/2028 86,000 86,716
5.65%, 11/1/2028 100,000 103,700
4.35%, 3/15/2029(b) 100,000 99,897
5.80%, 11/1/2030(b) 75,000 79,022
4.75%, 10/15/2031(b) 200,000 200,064
4.95%, 10/15/2032(b) 25,000 24,986
6.05%, 9/1/2033 100,000 106,039
5.05%, 11/1/2034(b) 150,000 147,927
5.40%, 10/15/2035 25,000 25,094
5.45%, 6/1/2047 100,000 92,261
5.20%, 7/15/2048(b) 250,000 223,397
3.95%, 3/1/2050(b) 25,000 18,404
6.63%, 9/1/2053(b) 350,000 372,326
5.70%, 11/1/2054(b) 130,000 122,729
6.25%, 10/15/2055 100,000 101,552
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ONEOK, Inc.,
5.85%, 11/1/2064 80,000 76,361
Ovintiv, Inc. ,
5.65%, 5/15/2028 60,000 61,794
6.25%, 7/15/2033(b) 40,000 42,193
6.50%, 2/1/2038 250,000 262,724
7.10%, 7/15/2053 40,000 43,195
Phillips 66 ,
4.65%, 11/15/2034(b) 200,000 195,216
5.88%, 5/1/2042 132,000 135,393
4.88%, 11/15/2044 300,000 267,667
Phillips 66 Co. ,
4.95%, 12/1/2027 40,000 40,661
5.25%, 6/15/2031 75,000 77,813
5.30%, 6/30/2033 100,000 102,868
4.95%, 3/15/2035(b) 75,000 74,237
4.90%, 10/1/2046 50,000 43,915
5.65%, 6/15/2054(b) 50,000 47,902
5.50%, 3/15/2055(b) 25,000 23,545
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.17%), 6.20%,
3/15/2056(d) 25,000 25,067
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030(b) 200,000 179,616
2.15%, 1/15/2031 200,000 179,821
Plains All American Pipeline
LP ,
3.55%, 12/15/2029(b) 106,000 102,345
5.70%, 9/15/2034(b) 50,000 51,536
5.95%, 6/15/2035(b) 50,000 52,182
5.15%, 6/1/2042(b) 250,000 228,192
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027(b) 200,000 201,209
4.50%, 5/15/2030(b) 400,000 401,395
5.90%, 9/15/2037 58,343 61,350
Shell Finance US, Inc. ,
2.38%, 11/7/2029(b) 150,000 140,744
4.13%, 5/11/2035(b) 150,000 144,050
4.55%, 8/12/2043 200,000 181,227
4.38%, 5/11/2045 300,000 262,092
4.00%, 5/10/2046 100,000 82,302
3.75%, 9/12/2046(b) 100,000 79,395
3.25%, 4/6/2050(b) 200,000 141,964
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034 45,000 45,242
6.18%, 10/1/2054 60,000 58,496
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 85,653
Suncor Energy, Inc. ,
7.15%, 2/1/2032(b) 100,000 112,300
5.95%, 12/1/2034 50,000 52,645
6.85%, 6/1/2039(b) 70,000 77,742
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 60,945
6.15%, 3/1/2029 35,000 36,873
4.90%, 9/15/2030 50,000 50,786
6.13%, 3/15/2033(b) 100,000 106,346

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Targa Resources Corp.,
6.50%, 3/30/2034 50,000 54,444
5.50%, 2/15/2035 100,000 101,755
5.55%, 8/15/2035 75,000 76,494
5.65%, 2/15/2036(b) 50,000 51,196
6.25%, 7/1/2052 60,000 61,196
6.50%, 2/15/2053(b) 100,000 105,277
6.13%, 5/15/2055(b) 55,000 55,306
Targa Resources Partners LP ,
5.50%, 3/1/2030 100,000 101,718
4.88%, 2/1/2031 100,000 100,292
4.00%, 1/15/2032 100,000 94,835
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 300,000 294,496
2.83%, 1/10/2030(b) 500,000 476,820
3.13%, 5/29/2050 200,000 136,926
3.39%, 6/29/2060 100,000 67,228
TotalEnergies Capital SA ,
5.15%, 4/5/2034(b) 50,000 51,893
4.72%, 9/10/2034 75,000 75,500
5.49%, 4/5/2054 164,000 162,208
5.28%, 9/10/2054(b) 75,000 72,047
5.64%, 4/5/2064(b) 50,000 49,815
5.43%, 9/10/2064 150,000 144,429
TransCanada PipeLines Ltd. ,
4.25%, 5/15/2028(b) 400,000 400,187
4.10%, 4/15/2030 100,000 98,538
4.63%, 3/1/2034(b) 100,000 97,486
5.85%, 3/15/2036 350,000 368,140
7.63%, 1/15/2039 110,000 131,555
6.10%, 6/1/2040 50,000 52,898
Valero Energy Corp. ,
2.80%, 12/1/2031(b) 100,000 90,716
7.50%, 4/15/2032 118,000 136,491
6.63%, 6/15/2037(b) 200,000 221,774
3.65%, 12/1/2051 50,000 35,131
Viper Energy Partners LLC ,
5.70%, 8/1/2035(b) 25,000 25,418
Western Midstream Operating
LP ,
4.05%, 2/1/2030(b)(f) 104,000 101,513
6.15%, 4/1/2033 100,000 105,642
5.45%, 11/15/2034(b) 50,000 50,067
5.30%, 3/1/2048(b) 120,000 104,386
5.25%, 2/1/2050(f) 100,000 87,031
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027(b) 300,000 297,963
5.30%, 8/15/2028(b) 200,000 206,208
4.90%, 3/15/2029 50,000 50,926
4.80%, 11/15/2029(b) 25,000 25,446
4.63%, 6/30/2030 45,000 45,383
3.50%, 11/15/2030(b) 250,000 238,947
2.60%, 3/15/2031 162,000 147,093
4.65%, 8/15/2032 60,000 59,917
5.65%, 3/15/2033(b) 100,000 105,021
5.15%, 3/15/2034(b) 150,000 152,283
5.60%, 3/15/2035 50,000 51,888
5.30%, 9/30/2035(b) 50,000 50,738
6.30%, 4/15/2040 100,000 108,295
5.80%, 11/15/2043 150,000 151,327
4.90%, 1/15/2045 350,000 314,520
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The),
5.80%, 11/15/2054(b) 100,000 100,329
39,264,362
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,929
Suzano Austria GmbH ,
2.50%, 9/15/2028(b) 200,000 189,149
6.00%, 1/15/2029(b) 200,000 206,827
5.00%, 1/15/2030 200,000 200,849
3.75%, 1/15/2031(b) 88,000 83,252
741,006
Passenger Airlines 0 .0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 251,739 227,908
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 278,325
2.63%, 2/10/2030(b) 50,000 46,098
552,331
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The) ,
2.38%, 12/1/2029 35,000 32,565
1.95%, 3/15/2031(b) 100,000 88,287
5.00%, 2/14/2034 125,000 126,773
3.13%, 12/1/2049 150,000 99,582
Haleon US Capital LLC ,
3.38%, 3/24/2027 400,000 395,846
3.63%, 3/24/2032(b) 500,000 473,820
Kenvue, Inc. ,
5.05%, 3/22/2028(b) 105,000 107,275
5.00%, 3/22/2030(b) 80,000 82,178
4.85%, 5/22/2032 50,000 50,722
4.90%, 3/22/2033 140,000 142,318
5.10%, 3/22/2043(b) 60,000 57,877
5.05%, 3/22/2053(b) 100,000 92,986
5.20%, 3/22/2063(b) 45,000 41,737
1,791,966
Pharmaceuticals 0 .9%
Astrazeneca Finance LLC ,
4.80%, 2/26/2027 75,000 75,843
4.88%, 3/3/2028 100,000 102,191
1.75%, 5/28/2028(b) 125,000 118,313
4.85%, 2/26/2029(b) 75,000 76,931
4.90%, 3/3/2030 100,000 103,008
4.90%, 2/26/2031 75,000 77,447
2.25%, 5/28/2031 35,000 31,652
4.88%, 3/3/2033 100,000 103,000
5.00%, 2/26/2034(b) 75,000 77,347
AstraZeneca plc ,
4.00%, 1/17/2029(b) 90,000 90,085
1.38%, 8/6/2030(b) 200,000 176,067
6.45%, 9/15/2037 200,000 227,991
4.00%, 9/18/2042 250,000 217,361
2.13%, 8/6/2050 85,000 48,549
Bristol-Myers Squibb Co. ,
4.90%, 2/22/2027 40,000 40,521

48 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co.,
3.90%, 2/20/2028(b) 500,000 500,041
4.90%, 2/22/2029 60,000 61,608
3.40%, 7/26/2029 200,000 195,011
5.75%, 2/1/2031(b) 75,000 80,217
5.10%, 2/22/2031 230,000 239,172
2.95%, 3/15/2032 140,000 128,557
5.90%, 11/15/2033(b) 60,000 65,216
5.20%, 2/22/2034(b) 170,000 176,283
4.13%, 6/15/2039(b) 300,000 271,777
3.25%, 8/1/2042(b) 250,000 192,875
5.50%, 2/22/2044 25,000 25,270
4.55%, 2/20/2048(b) 120,000 104,931
4.25%, 10/26/2049 400,000 331,630
2.55%, 11/13/2050 300,000 180,210
3.70%, 3/15/2052(b) 250,000 186,574
6.25%, 11/15/2053(b) 50,000 54,599
5.55%, 2/22/2054 110,000 109,633
6.40%, 11/15/2063(b) 200,000 220,829
5.65%, 2/22/2064 125,000 123,966
Eli Lilly & Co. ,
4.50%, 2/9/2027(b) 75,000 75,639
4.15%, 8/14/2027 75,000 75,489
4.55%, 2/12/2028(b) 50,000 50,745
4.00%, 10/15/2028(b) 95,000 95,164
4.50%, 2/9/2029 75,000 76,175
4.20%, 8/14/2029 65,000 65,460
4.75%, 2/12/2030(b) 50,000 51,287
4.25%, 3/15/2031 100,000 100,124
4.90%, 2/12/2032(b) 50,000 51,651
4.55%, 10/15/2032 85,000 85,667
4.70%, 2/27/2033(b) 40,000 40,811
4.70%, 2/9/2034 175,000 176,932
4.60%, 8/14/2034(b) 75,000 75,281
5.10%, 2/12/2035 125,000 129,309
4.90%, 10/15/2035 100,000 101,302
3.95%, 3/15/2049(b) 100,000 81,360
2.25%, 5/15/2050(b) 300,000 174,691
4.88%, 2/27/2053(b) 40,000 37,305
5.00%, 2/9/2054(b) 160,000 151,377
5.05%, 8/14/2054 135,000 128,785
5.50%, 2/12/2055 50,000 51,071
5.55%, 10/15/2055 25,000 25,719
2.50%, 9/15/2060 150,000 85,104
4.95%, 2/27/2063 100,000 92,298
5.10%, 2/9/2064 75,000 70,844
5.20%, 8/14/2064 100,000 96,153
5.60%, 2/12/2065(b) 60,000 61,432
5.65%, 10/15/2065 50,000 51,627
GlaxoSmithKline Capital plc ,
4.32%, 3/12/2027 25,000 25,181
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 299,583
4.50%, 4/15/2030 25,000 25,302
5.38%, 4/15/2034(b) 201,000 212,320
4.88%, 4/15/2035 25,000 25,206
6.38%, 5/15/2038 200,000 224,853
4.20%, 3/18/2043 50,000 43,999
Johnson & Johnson ,
4.50%, 3/1/2027(b) 50,000 50,567
0.95%, 9/1/2027(b) 300,000 285,426
4.55%, 3/1/2028 40,000 40,792
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Johnson & Johnson,
4.80%, 6/1/2029 75,000 77,327
4.70%, 3/1/2030(b) 50,000 51,495
1.30%, 9/1/2030(b) 300,000 265,193
4.90%, 6/1/2031 75,000 78,181
4.85%, 3/1/2032 50,000 51,870
4.95%, 5/15/2033(b) 263,000 276,497
4.95%, 6/1/2034 75,000 78,819
5.00%, 3/1/2035(b) 50,000 51,976
3.63%, 3/3/2037 100,000 90,826
3.70%, 3/1/2046 250,000 205,665
3.75%, 3/3/2047(b) 100,000 82,008
5.25%, 6/1/2054(b) 50,000 50,958
2.45%, 9/1/2060 300,000 170,986
Merck & Co., Inc. ,
1.70%, 6/10/2027(b) 170,000 164,205
3.85%, 9/15/2027 50,000 50,111
4.05%, 5/17/2028 30,000 30,164
1.90%, 12/10/2028(b) 130,000 122,110
3.40%, 3/7/2029(b) 400,000 391,883
4.30%, 5/17/2030(b) 60,000 60,483
4.15%, 9/15/2030 50,000 50,050
2.15%, 12/10/2031(b) 115,000 101,594
4.55%, 9/15/2032 50,000 50,426
4.50%, 5/17/2033(b) 35,000 35,190
4.95%, 9/15/2035(b) 50,000 50,571
3.90%, 3/7/2039(b) 100,000 89,348
3.60%, 9/15/2042(b) 250,000 203,104
4.90%, 5/17/2044(b) 40,000 37,915
3.70%, 2/10/2045 150,000 120,381
4.00%, 3/7/2049 250,000 203,032
2.45%, 6/24/2050 112,000 67,221
2.75%, 12/10/2051 70,000 44,199
5.00%, 5/17/2053(b) 135,000 126,855
5.70%, 9/15/2055 75,000 77,395
2.90%, 12/10/2061 100,000 60,019
5.15%, 5/17/2063 25,000 23,542
Novartis Capital Corp. ,
3.10%, 5/17/2027 500,000 494,727
3.80%, 9/18/2029(b) 50,000 49,774
2.20%, 8/14/2030(b) 300,000 275,803
4.00%, 9/18/2031(b) 50,000 49,726
4.20%, 9/18/2034(b) 50,000 48,893
4.40%, 5/6/2044(b) 188,000 169,928
4.00%, 11/20/2045(b) 200,000 169,508
2.75%, 8/14/2050 100,000 65,572
4.70%, 9/18/2054 30,000 27,383
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028 300,000 303,420
4.65%, 5/19/2030(b) 500,000 509,376
4.75%, 5/19/2033(b) 395,000 399,049
5.11%, 5/19/2043 250,000 242,278
5.30%, 5/19/2053(b) 520,000 502,521
5.34%, 5/19/2063 350,000 332,203
Pfizer, Inc. ,
3.00%, 12/15/2026(b) 300,000 297,104
2.63%, 4/1/2030(b) 100,000 93,779
1.70%, 5/28/2030(b) 140,000 125,503
1.75%, 8/18/2031(b) 100,000 87,620
7.20%, 3/15/2039(b) 275,000 330,259
2.55%, 5/28/2040(b) 45,000 33,066

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc.,
4.00%, 3/15/2049 400,000 324,233
2.70%, 5/28/2050 65,000 40,998
Pharmacia LLC ,
6.60%, 12/1/2028(f) 177,000 190,114
Royalty Pharma plc ,
5.15%, 9/2/2029 50,000 51,301
2.20%, 9/2/2030 50,000 44,890
4.45%, 3/25/2031(b) 25,000 24,791
2.15%, 9/2/2031(b) 35,000 30,474
5.40%, 9/2/2034(b) 50,000 51,061
5.20%, 9/25/2035 25,000 24,979
3.55%, 9/2/2050(b) 200,000 140,514
3.35%, 9/2/2051 50,000 33,504
5.90%, 9/2/2054(b) 50,000 49,773
5.95%, 9/25/2055(b) 50,000 50,214
Sanofi SA ,
3.63%, 6/19/2028 96,000 95,461
Takeda Pharmaceutical Co.
Ltd. ,
5.00%, 11/26/2028 300,000 306,581
2.05%, 3/31/2030 200,000 181,634
5.30%, 7/5/2034(b) 200,000 205,958
3.03%, 7/9/2040(b) 200,000 152,599
3.18%, 7/9/2050 300,000 203,057
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046(b) 100,000 83,097
Viatris, Inc. ,
2.30%, 6/22/2027 100,000 96,261
2.70%, 6/22/2030(b) 150,000 135,062
3.85%, 6/22/2040 300,000 228,775
4.00%, 6/22/2050 100,000 68,222
Wyeth LLC ,
6.50%, 2/1/2034(b) 206,000 232,930
Zoetis, Inc. ,
4.15%, 8/17/2028 50,000 50,173
3.90%, 8/20/2028 350,000 349,291
5.00%, 8/17/2035 50,000 50,499
3.00%, 5/15/2050 300,000 200,460
20,402,733
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 113,639
1.25%, 9/1/2030(b) 100,000 87,539
4.75%, 5/8/2032(b) 50,000 51,198
4.45%, 9/9/2034(b) 50,000 49,764
Broadridge Financial
Solutions, Inc. ,
2.60%, 5/1/2031(b) 135,000 122,039
Concentrix Corp. ,
6.60%, 8/2/2028(b) 50,000 52,335
6.85%, 8/2/2033 50,000 51,891
Equifax, Inc. ,
5.10%, 12/15/2027(b) 45,000 45,826
5.10%, 6/1/2028 40,000 40,892
4.80%, 9/15/2029 40,000 40,649
2.35%, 9/15/2031(b) 100,000 88,408
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028(b) 100,000 105,595
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Jacobs Engineering Group,
Inc.,
5.90%, 3/1/2033(b) 75,000 79,293
Paychex, Inc. ,
5.10%, 4/15/2030 50,000 51,452
5.35%, 4/15/2032 50,000 51,882
5.60%, 4/15/2035(b) 100,000 104,688
UL Solutions, Inc. ,
6.50%, 10/20/2028(b) 25,000 26,324
Verisk Analytics, Inc. ,
5.75%, 4/1/2033(b) 55,000 58,407
5.25%, 6/5/2034(b) 40,000 41,239
5.25%, 3/15/2035(b) 25,000 25,486
5.13%, 2/15/2036(b) 25,000 25,231
3.63%, 5/15/2050(b) 85,000 63,446
1,377,223
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
4.80%, 6/15/2030 25,000 25,397
5.95%, 8/15/2034 25,000 26,666
5.50%, 6/15/2035 25,000 25,750
Jones Lang LaSalle, Inc. ,
6.88%, 12/1/2028 25,000 26,840
104,653
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 50,000 51,596
5.25%, 3/15/2035(b) 100,000 101,057
4.30%, 4/15/2052(b) 25,000 20,033
AvalonBay Communities, Inc. ,
1.90%, 12/1/2028(b) 200,000 187,013
3.30%, 6/1/2029 20,000 19,403
2.30%, 3/1/2030 76,000 70,073
2.45%, 1/15/2031(b) 210,000 190,837
2.05%, 1/15/2032(b) 85,000 74,296
5.30%, 12/7/2033 25,000 26,003
Camden Property Trust ,
2.80%, 5/15/2030 80,000 75,036
ERP Operating LP ,
1.85%, 8/1/2031(b) 30,000 26,263
4.95%, 6/15/2032(b) 50,000 51,249
4.65%, 9/15/2034 25,000 24,704
4.50%, 7/1/2044 200,000 177,572
Essential Properties LP ,
2.95%, 7/15/2031 100,000 90,125
5.40%, 12/1/2035(b) 25,000 25,094
Essex Portfolio LP ,
4.00%, 3/1/2029 100,000 99,081
3.00%, 1/15/2030(b) 75,000 71,052
2.65%, 3/15/2032 35,000 31,194
5.50%, 4/1/2034 100,000 103,857
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028(b) 125,000 118,013
5.45%, 8/15/2030 60,000 62,420
4.15%, 4/15/2032(b) 100,000 96,673
4.95%, 1/15/2033 25,000 25,122
5.50%, 8/15/2033(b) 90,000 93,458
2.70%, 1/15/2034 30,000 25,438

50 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Mid-America Apartments LP ,
2.75%, 3/15/2030 50,000 47,052
5.30%, 2/15/2032 25,000 26,014
5.00%, 3/15/2034 25,000 25,350
Store Capital LLC ,
5.40%, 4/30/2030(b)(c) 25,000 25,461
2.70%, 12/1/2031 100,000 87,544
Sun Communities Operating
LP ,
2.30%, 11/1/2028(b) 65,000 61,456
2.70%, 7/15/2031(b) 55,000 49,750
4.20%, 4/15/2032(b) 30,000 29,064
UDR, Inc. ,
3.00%, 8/15/2031(b) 250,000 230,806
1.90%, 3/15/2033 55,000 44,906
2,564,065
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.05%, 7/1/2030(b) 84,000 82,224
2.50%, 8/16/2031(b) 100,000 88,806
5.50%, 2/15/2034 25,000 25,783
Federal Realty OP LP ,
5.38%, 5/1/2028 20,000 20,529
3.50%, 6/1/2030(b) 200,000 192,999
Kimco Realty OP LLC ,
2.25%, 12/1/2031 25,000 22,020
6.40%, 3/1/2034(b) 25,000 27,668
4.85%, 3/1/2035 100,000 99,374
5.30%, 2/1/2036 25,000 25,556
4.45%, 9/1/2047(b) 250,000 214,916
NNN REIT, Inc. ,
2.50%, 4/15/2030(b) 300,000 276,868
4.60%, 2/15/2031(b) 25,000 25,093
5.60%, 10/15/2033 25,000 26,151
5.50%, 6/15/2034(b) 25,000 25,936
3.50%, 4/15/2051 40,000 28,314
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031(b) 100,000 88,749
5.25%, 8/15/2032(b) 25,000 25,550
5.75%, 7/15/2034(b) 25,000 26,012
4.95%, 1/15/2035 25,000 24,623
Realty Income Corp. ,
4.70%, 12/15/2028 40,000 40,719
3.95%, 2/1/2029 25,000 24,876
4.75%, 2/15/2029 25,000 25,474
3.40%, 1/15/2030(b) 250,000 242,025
3.25%, 1/15/2031 65,000 61,529
5.63%, 10/13/2032(b) 45,000 47,692
2.85%, 12/15/2032 400,000 356,944
4.50%, 2/1/2033 25,000 24,727
1.80%, 3/15/2033 55,000 45,553
4.90%, 7/15/2033(b) 60,000 60,808
5.13%, 2/15/2034(b) 25,000 25,634
Regency Centers LP ,
2.95%, 9/15/2029 50,000 47,740
3.70%, 6/15/2030(b) 300,000 292,016
2,642,908
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0 .7%
Advanced Micro Devices, Inc. ,
4.32%, 3/24/2028 25,000 25,218
3.92%, 6/1/2032(b) 75,000 73,354
4.39%, 6/1/2052 85,000 73,094
Analog Devices, Inc. ,
4.25%, 6/15/2028(b) 75,000 75,525
4.50%, 6/15/2030(b) 50,000 50,637
2.10%, 10/1/2031 102,000 90,182
5.05%, 4/1/2034(b) 25,000 25,929
2.80%, 10/1/2041(b) 175,000 129,537
5.30%, 4/1/2054(b) 25,000 24,584
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 198,487
4.80%, 6/15/2029 35,000 35,881
1.75%, 6/1/2030 60,000 53,940
4.00%, 1/15/2031 25,000 24,753
5.10%, 10/1/2035 250,000 259,342
4.35%, 4/1/2047 86,000 75,126
2.75%, 6/1/2050 85,000 55,420
Broadcom Corp. ,
3.88%, 1/15/2027 250,000 249,812
Broadcom, Inc. ,
5.05%, 7/12/2027(b) 125,000 127,159
4.15%, 2/15/2028(b) 60,000 60,157
4.80%, 4/15/2028(b) 50,000 50,920
4.00%, 4/15/2029(c) 95,000 94,559
5.05%, 7/12/2029(b) 75,000 77,256
4.35%, 2/15/2030 80,000 80,393
5.05%, 4/15/2030 50,000 51,711
4.60%, 7/15/2030 75,000 76,134
4.20%, 10/15/2030 30,000 29,949
4.15%, 11/15/2030(b) 121,000 120,524
2.45%, 2/15/2031(b)(c) 200,000 181,903
5.15%, 11/15/2031(b) 95,000 98,710
4.55%, 2/15/2032(b) 70,000 70,486
4.15%, 4/15/2032(c) 80,000 78,453
5.20%, 4/15/2032(b) 50,000 52,058
4.90%, 7/15/2032(b) 125,000 127,873
4.30%, 11/15/2032 200,000 197,417
2.60%, 2/15/2033(c) 260,000 228,246
3.42%, 4/15/2033(c) 84,000 77,740
3.47%, 4/15/2034(c) 1,000,000 912,601
4.80%, 10/15/2034 120,000 120,839
5.20%, 7/15/2035(b) 125,000 128,825
3.14%, 11/15/2035(b)(c) 300,000 259,550
4.80%, 2/15/2036(b) 150,000 149,542
4.93%, 5/15/2037(c) 363,000 362,027
4.90%, 2/15/2038(b) 105,000 104,437
3.50%, 2/15/2041(b)(c) 100,000 82,293
Intel Corp. ,
3.75%, 3/25/2027(b) 200,000 198,787
3.15%, 5/11/2027 300,000 295,159
3.75%, 8/5/2027 60,000 59,538
4.88%, 2/10/2028(b) 110,000 111,668
1.60%, 8/12/2028 75,000 69,948
4.00%, 8/5/2029 60,000 59,366
2.45%, 11/15/2029(b) 200,000 185,724
5.13%, 2/10/2030(b) 310,000 319,008
3.90%, 3/25/2030(b) 300,000 294,279
5.00%, 2/21/2031 30,000 30,788
2.00%, 8/12/2031(b) 100,000 87,473
4.15%, 8/5/2032(b) 100,000 96,462

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.,
5.20%, 2/10/2033(b) 150,000 153,355
5.15%, 2/21/2034(b) 40,000 40,555
2.80%, 8/12/2041(b) 30,000 20,984
5.63%, 2/10/2043 45,000 44,129
4.10%, 5/11/2047 300,000 234,253
3.73%, 12/8/2047 343,000 253,345
3.25%, 11/15/2049 100,000 66,449
4.75%, 3/25/2050 400,000 338,849
4.90%, 8/5/2052 60,000 51,607
5.70%, 2/10/2053(b) 120,000 116,049
5.60%, 2/21/2054(b) 100,000 96,018
3.10%, 2/15/2060 200,000 118,517
5.05%, 8/5/2062 60,000 51,545
5.90%, 2/10/2063 110,000 107,139
KLA Corp. ,
4.65%, 7/15/2032 50,000 50,739
4.70%, 2/1/2034 25,000 25,255
3.30%, 3/1/2050 220,000 157,376
4.95%, 7/15/2052 90,000 84,178
5.25%, 7/15/2062(b) 75,000 72,032
Lam Research Corp. ,
4.00%, 3/15/2029(b) 94,000 93,931
1.90%, 6/15/2030(b) 90,000 81,288
4.88%, 3/15/2049(b) 75,000 70,032
Microchip Technology, Inc. ,
4.90%, 3/15/2028 50,000 50,734
5.05%, 3/15/2029(b) 50,000 51,089
5.05%, 2/15/2030(b) 50,000 51,132
Micron Technology, Inc. ,
5.38%, 4/15/2028(b) 60,000 61,877
5.33%, 2/6/2029(b) 150,000 154,548
6.75%, 11/1/2029(b) 150,000 163,058
5.30%, 1/15/2031(b) 40,000 41,392
2.70%, 4/15/2032(b) 100,000 88,990
5.88%, 2/9/2033(b) 50,000 53,106
5.88%, 9/15/2033 60,000 63,828
5.80%, 1/15/2035(b) 125,000 131,505
6.05%, 11/1/2035(b) 50,000 53,422
3.37%, 11/1/2041(b) 50,000 38,681
3.48%, 11/1/2051(b) 50,000 35,765
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 344,463
2.85%, 4/1/2030(b) 110,000 105,117
2.00%, 6/15/2031(b) 200,000 179,718
3.50%, 4/1/2050(b) 280,000 214,872
NXP BV ,
4.30%, 8/19/2028 25,000 25,036
4.30%, 6/18/2029(b) 100,000 99,879
3.40%, 5/1/2030(b) 35,000 33,560
2.50%, 5/11/2031(b) 90,000 80,790
2.65%, 2/15/2032 40,000 35,580
4.85%, 8/19/2032(b) 25,000 25,030
5.00%, 1/15/2033(b) 85,000 86,117
5.25%, 8/19/2035(b) 50,000 50,510
3.25%, 5/11/2041 195,000 148,154
3.13%, 2/15/2042(b) 50,000 36,897
3.25%, 11/30/2051 30,000 20,123
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 247,849
1.30%, 5/20/2028 73,000 68,400
2.15%, 5/20/2030 80,000 73,468
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc.,
4.50%, 5/20/2030(b) 50,000 50,765
1.65%, 5/20/2032(b) 190,000 160,737
4.75%, 5/20/2032 50,000 50,926
5.40%, 5/20/2033 100,000 106,256
4.65%, 5/20/2035(b) 100,000 100,495
5.00%, 5/20/2035(b) 50,000 51,048
4.30%, 5/20/2047(b) 300,000 257,011
4.50%, 5/20/2052(b) 90,000 77,952
6.00%, 5/20/2053(b) 100,000 107,494
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 36,199
Texas Instruments, Inc. ,
4.60%, 2/8/2027 25,000 25,237
4.60%, 2/15/2028 55,000 55,947
4.60%, 2/8/2029 25,000 25,522
2.25%, 9/4/2029(b) 300,000 280,958
4.50%, 5/23/2030(b) 50,000 50,846
1.90%, 9/15/2031(b) 80,000 70,613
3.65%, 8/16/2032 40,000 38,441
4.90%, 3/14/2033(b) 20,000 20,599
4.85%, 2/8/2034 25,000 25,654
5.10%, 5/23/2035 50,000 51,558
4.15%, 5/15/2048 100,000 83,748
2.70%, 9/15/2051 100,000 62,607
5.00%, 3/14/2053 20,000 18,819
5.15%, 2/8/2054(b) 100,000 96,426
5.05%, 5/18/2063 145,000 134,750
TSMC Arizona Corp. ,
3.13%, 10/25/2041(b) 200,000 162,401
4.50%, 4/22/2052(b) 200,000 191,675
Xilinx, Inc. ,
2.38%, 6/1/2030 50,000 46,245
15,014,027
Software 0 .6%
Adobe, Inc. ,
2.15%, 2/1/2027 245,000 239,801
4.80%, 4/4/2029(b) 25,000 25,674
2.30%, 2/1/2030 100,000 93,071
4.95%, 4/4/2034(b) 25,000 25,851
AppLovin Corp. ,
5.13%, 12/1/2029(b) 75,000 76,725
5.38%, 12/1/2031 25,000 25,862
5.50%, 12/1/2034 55,000 56,774
Atlassian Corp. ,
5.25%, 5/15/2029(b) 25,000 25,702
5.50%, 5/15/2034 25,000 25,755
Autodesk, Inc. ,
2.40%, 12/15/2031 155,000 137,327
5.30%, 6/15/2035 35,000 35,968
Cadence Design Systems,
Inc. ,
4.20%, 9/10/2027(b) 35,000 35,145
4.30%, 9/10/2029 50,000 50,315
4.70%, 9/10/2034(b) 25,000 24,960
Intuit, Inc. ,
5.13%, 9/15/2028(b) 75,000 77,432
5.20%, 9/15/2033(b) 75,000 78,408
5.50%, 9/15/2053(b) 122,000 122,889
Microsoft Corp. ,
3.30%, 2/6/2027(b) 800,000 795,257

52 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Microsoft Corp.,
1.35%, 9/15/2030 25,000 22,152
3.50%, 2/12/2035(b) 325,000 307,171
3.45%, 8/8/2036(b) 239,000 218,163
2.53%, 6/1/2050 436,000 276,019
2.50%, 9/15/2050 200,000 125,363
2.92%, 3/17/2052 575,000 389,980
2.68%, 6/1/2060 400,000 239,231
3.04%, 3/17/2062 250,000 162,676
Oracle Corp. ,
3.25%, 11/15/2027 300,000 294,778
4.50%, 5/6/2028 55,000 55,406
4.80%, 8/3/2028(b) 150,000 152,525
4.20%, 9/27/2029(b) 150,000 149,686
6.15%, 11/9/2029(b) 65,000 69,315
2.95%, 4/1/2030 400,000 376,894
4.65%, 5/6/2030(b) 55,000 55,771
3.25%, 5/15/2030 50,000 47,641
4.45%, 9/26/2030 150,000 149,926
2.88%, 3/25/2031 300,000 275,471
5.25%, 2/3/2032(b) 70,000 72,166
4.80%, 9/26/2032 190,000 190,228
6.25%, 11/9/2032(b) 180,000 195,605
4.90%, 2/6/2033 85,000 85,769
4.30%, 7/8/2034(b) 150,000 143,513
4.70%, 9/27/2034(b) 250,000 244,145
3.90%, 5/15/2035 200,000 182,279
5.50%, 8/3/2035(b) 150,000 154,306
5.20%, 9/26/2035(b) 150,000 150,826
3.80%, 11/15/2037(b) 200,000 172,906
3.60%, 4/1/2040 300,000 240,942
5.38%, 7/15/2040 350,000 343,375
4.50%, 7/8/2044 120,000 102,465
5.88%, 9/26/2045(b) 240,000 240,652
4.00%, 7/15/2046 100,000 77,897
4.00%, 11/15/2047 400,000 309,998
3.60%, 4/1/2050 500,000 351,980
6.90%, 11/9/2052(b) 180,000 200,277
5.55%, 2/6/2053 130,000 123,009
5.38%, 9/27/2054(b) 195,000 179,131
6.00%, 8/3/2055 150,000 150,586
5.95%, 9/26/2055(b) 120,000 119,631
3.85%, 4/1/2060 250,000 171,917
4.10%, 3/25/2061 200,000 144,002
5.50%, 9/27/2064 200,000 183,167
6.13%, 8/3/2065(b) 100,000 100,387
6.10%, 9/26/2065 180,000 179,669
Roper Technologies, Inc. ,
4.20%, 9/15/2028(b) 82,000 82,182
2.95%, 9/15/2029(b) 90,000 85,773
4.50%, 10/15/2029(b) 25,000 25,238
4.45%, 9/15/2030(b) 25,000 25,101
1.75%, 2/15/2031(b) 245,000 213,520
4.75%, 2/15/2032(b) 50,000 50,559
4.90%, 10/15/2034(b) 75,000 75,085
5.10%, 9/15/2035 25,000 25,202
Salesforce, Inc. ,
3.70%, 4/11/2028 500,000 498,424
1.95%, 7/15/2031(b) 35,000 31,058
2.70%, 7/15/2041(b) 200,000 147,092
2.90%, 7/15/2051 290,000 190,282
Corporate Bonds
Principal
Amount ($) Value ($)
Software
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 126,975
Synopsys, Inc. ,
4.55%, 4/1/2027(b) 125,000 125,735
4.65%, 4/1/2028(b) 65,000 65,728
4.85%, 4/1/2030(b) 125,000 127,321
5.00%, 4/1/2032(b) 125,000 127,737
5.15%, 4/1/2035(b) 170,000 172,933
5.70%, 4/1/2055(b) 35,000 35,323
VMware LLC ,
4.70%, 5/15/2030 300,000 303,709
2.20%, 8/15/2031 150,000 132,304
Workday, Inc. ,
3.50%, 4/1/2027 50,000 49,557
3.70%, 4/1/2029 50,000 49,255
3.80%, 4/1/2032 70,000 66,841
12,964,846
Specialized REITs 0 .2%
American Tower Corp. ,
3.65%, 3/15/2027 35,000 34,740
1.50%, 1/31/2028(b) 300,000 282,526
5.50%, 3/15/2028(b) 60,000 61,835
5.25%, 7/15/2028(b) 40,000 41,138
5.80%, 11/15/2028 85,000 88,759
5.20%, 2/15/2029(b) 25,000 25,725
3.95%, 3/15/2029(b) 150,000 148,417
2.90%, 1/15/2030(b) 110,000 103,679
4.90%, 3/15/2030(b) 50,000 50,987
1.88%, 10/15/2030(b) 165,000 145,925
2.30%, 9/15/2031(b) 145,000 128,116
4.05%, 3/15/2032 60,000 58,138
5.65%, 3/15/2033 60,000 63,288
5.55%, 7/15/2033(b) 40,000 41,873
5.90%, 11/15/2033 100,000 107,186
5.45%, 2/15/2034 25,000 25,973
5.40%, 1/31/2035 50,000 51,665
5.35%, 3/15/2035 75,000 77,023
2.95%, 1/15/2051(b) 150,000 97,181
Crown Castle, Inc. ,
2.90%, 3/15/2027 40,000 39,229
3.65%, 9/1/2027 150,000 148,441
5.00%, 1/11/2028(b) 65,000 65,913
3.80%, 2/15/2028(b) 150,000 148,259
4.80%, 9/1/2028(b) 35,000 35,493
5.60%, 6/1/2029(b) 75,000 77,931
4.90%, 9/1/2029 40,000 40,575
3.10%, 11/15/2029(b) 260,000 247,328
2.25%, 1/15/2031(b) 92,000 81,878
5.10%, 5/1/2033 35,000 35,419
5.80%, 3/1/2034 65,000 68,394
5.20%, 9/1/2034(b) 50,000 50,529
2.90%, 4/1/2041 200,000 146,341
4.75%, 5/15/2047 100,000 88,026
CubeSmart LP ,
2.25%, 12/15/2028(b) 155,000 145,960
2.00%, 2/15/2031 50,000 43,737
2.50%, 2/15/2032(b) 175,000 154,418
EPR Properties ,
4.95%, 4/15/2028 200,000 201,547
Equinix, Inc. ,
1.55%, 3/15/2028 100,000 94,016

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Equinix, Inc.,
2.00%, 5/15/2028 30,000 28,435
3.20%, 11/18/2029 105,000 100,555
2.50%, 5/15/2031(b) 90,000 81,118
2.95%, 9/15/2051 100,000 63,864
3.40%, 2/15/2052 200,000 139,984
Extra Space Storage LP ,
5.50%, 7/1/2030 175,000 182,451
2.40%, 10/15/2031 90,000 79,253
2.35%, 3/15/2032 40,000 34,715
5.40%, 2/1/2034 25,000 25,726
5.35%, 1/15/2035 25,000 25,480
5.40%, 6/15/2035(b) 50,000 51,078
Public Storage Operating Co. ,
1.50%, 11/9/2026 140,000 136,319
1.85%, 5/1/2028(b) 185,000 175,433
1.95%, 11/9/2028 135,000 126,943
5.13%, 1/15/2029 30,000 30,977
4.38%, 7/1/2030(b) 50,000 50,230
2.30%, 5/1/2031 160,000 143,853
2.25%, 11/9/2031 100,000 88,486
5.10%, 8/1/2033(b) 74,000 76,831
5.00%, 7/1/2035 40,000 40,456
5.35%, 8/1/2053(b) 25,000 24,707
Weyerhaeuser Co. ,
7.38%, 3/15/2032(b) 193,000 221,070
5,475,572
Specialty Retail 0 .3%
AutoNation, Inc. ,
1.95%, 8/1/2028(b) 45,000 42,209
2.40%, 8/1/2031(b) 90,000 78,585
3.85%, 3/1/2032(b) 30,000 28,107
AutoZone, Inc. ,
4.50%, 2/1/2028 145,000 146,278
6.25%, 11/1/2028 25,000 26,509
5.10%, 7/15/2029 50,000 51,420
4.00%, 4/15/2030(b) 100,000 98,713
5.13%, 6/15/2030 25,000 25,801
4.75%, 8/1/2032 40,000 40,336
4.75%, 2/1/2033 150,000 150,229
5.20%, 8/1/2033 25,000 25,672
6.55%, 11/1/2033 25,000 27,908
5.40%, 7/15/2034(b) 50,000 51,856
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 111,048
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 37,226
Home Depot, Inc. (The) ,
2.50%, 4/15/2027 200,000 196,066
2.88%, 4/15/2027(b) 45,000 44,355
4.88%, 6/25/2027(b) 65,000 66,076
0.90%, 3/15/2028(b) 130,000 121,233
1.50%, 9/15/2028(b) 100,000 93,558
3.75%, 9/15/2028 35,000 34,874
3.90%, 12/6/2028(b) 300,000 300,205
4.90%, 4/15/2029 50,000 51,437
2.95%, 6/15/2029(b) 186,000 179,413
4.75%, 6/25/2029(b) 55,000 56,324
3.95%, 9/15/2030(b) 40,000 39,656
1.38%, 3/15/2031(b) 300,000 258,576
4.85%, 6/25/2031 85,000 87,713
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
1.88%, 9/15/2031(b) 100,000 87,363
3.25%, 4/15/2032(b) 200,000 187,308
4.50%, 9/15/2032(b) 90,000 91,387
4.95%, 6/25/2034(b) 95,000 97,278
4.65%, 9/15/2035(b) 50,000 49,505
5.88%, 12/16/2036(b) 200,000 217,792
5.95%, 4/1/2041 150,000 161,720
4.20%, 4/1/2043 150,000 130,740
4.40%, 3/15/2045 100,000 88,259
4.25%, 4/1/2046 100,000 85,867
4.50%, 12/6/2048(b) 150,000 131,830
3.35%, 4/15/2050(b) 135,000 97,498
2.38%, 3/15/2051 200,000 116,821
2.75%, 9/15/2051 100,000 63,056
3.63%, 4/15/2052(b) 140,000 104,886
4.95%, 9/15/2052(b) 25,000 23,327
5.30%, 6/25/2054(b) 150,000 146,805
Lowe's Cos., Inc. ,
3.35%, 4/1/2027 60,000 59,413
3.10%, 5/3/2027(b) 250,000 246,363
3.95%, 10/15/2027(b) 75,000 74,951
1.30%, 4/15/2028 170,000 158,907
1.70%, 9/15/2028(b) 80,000 74,772
4.00%, 10/15/2028(b) 75,000 74,828
6.50%, 3/15/2029(b) 236,000 253,944
1.70%, 10/15/2030 75,000 66,004
4.25%, 3/15/2031 75,000 74,515
2.63%, 4/1/2031(b) 300,000 273,785
3.75%, 4/1/2032(b) 245,000 234,353
4.50%, 10/15/2032 75,000 74,390
5.00%, 4/15/2033(b) 60,000 61,393
5.15%, 7/1/2033(b) 75,000 77,469
4.85%, 10/15/2035(b) 75,000 74,379
2.80%, 9/15/2041(b) 60,000 43,444
4.05%, 5/3/2047 250,000 201,254
3.00%, 10/15/2050 345,000 223,209
4.25%, 4/1/2052 65,000 52,485
5.63%, 4/15/2053(b) 200,000 198,891
4.45%, 4/1/2062 75,000 59,872
5.80%, 9/15/2062(b) 60,000 60,162
5.85%, 4/1/2063(b) 110,000 111,007
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 35,000 35,604
4.70%, 6/15/2032 100,000 100,845
5.00%, 8/19/2034 25,000 25,226
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 48,354
5.25%, 5/15/2033(b) 20,000 20,622
7,413,266
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. ,
3.35%, 2/9/2027 500,000 497,166
3.20%, 5/11/2027(b) 300,000 297,520
1.20%, 2/8/2028(b) 500,000 471,386
4.00%, 5/10/2028 60,000 60,347
4.00%, 5/12/2028(b) 75,000 75,506
1.40%, 8/5/2028(b) 350,000 328,123
3.25%, 8/8/2029(b) 150,000 146,837
2.20%, 9/11/2029(b) 235,000 220,473
4.15%, 5/10/2030 60,000 60,645

54 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
1.65%, 5/11/2030 300,000 271,130
4.20%, 5/12/2030 75,000 75,809
1.25%, 8/20/2030 300,000 264,262
1.65%, 2/8/2031(b) 250,000 221,508
1.70%, 8/5/2031(b) 50,000 44,004
4.50%, 5/12/2032(b) 75,000 76,540
3.35%, 8/8/2032(b) 150,000 143,405
4.30%, 5/10/2033 60,000 60,788
4.75%, 5/12/2035 75,000 76,878
4.50%, 2/23/2036(b) 150,000 151,813
3.85%, 5/4/2043 550,000 469,339
4.38%, 5/13/2045 355,000 321,133
4.65%, 2/23/2046 310,000 289,887
2.65%, 5/11/2050 300,000 192,218
2.40%, 8/20/2050 100,000 60,805
2.65%, 2/8/2051 250,000 159,499
2.70%, 8/5/2051 50,000 31,911
3.95%, 8/8/2052(b) 120,000 97,453
4.85%, 5/10/2053(b) 60,000 58,346
2.55%, 8/20/2060 300,000 175,809
2.80%, 2/8/2061 200,000 120,612
2.85%, 8/5/2061 50,000 30,414
4.10%, 8/8/2062(b) 120,000 97,050
Dell International LLC ,
4.90%, 10/1/2026 132,000 132,734
4.15%, 2/15/2029 75,000 74,820
5.30%, 10/1/2029 300,000 309,781
4.35%, 2/1/2030(b) 25,000 24,920
5.00%, 4/1/2030(b) 30,000 30,729
4.50%, 2/15/2031 75,000 74,827
5.30%, 4/1/2032 50,000 51,618
4.75%, 10/6/2032 75,000 74,665
5.75%, 2/1/2033 60,000 63,463
5.40%, 4/15/2034(b) 50,000 51,626
4.85%, 2/1/2035(b) 75,000 73,805
5.50%, 4/1/2035(b) 50,000 51,647
5.10%, 2/15/2036 75,000 74,582
8.10%, 7/15/2036 125,000 152,320
3.38%, 12/15/2041 100,000 76,681
8.35%, 7/15/2046(b) 43,000 55,885
3.45%, 12/15/2051(b) 55,000 38,647
Hewlett Packard Enterprise
Co. ,
4.05%, 9/15/2027 75,000 74,861
4.40%, 9/25/2027 75,000 75,333
5.25%, 7/1/2028 20,000 20,549
4.15%, 9/15/2028(b) 75,000 74,915
4.55%, 10/15/2029 100,000 100,541
4.40%, 10/15/2030 75,000 74,545
4.85%, 10/15/2031 40,000 40,418
5.00%, 10/15/2034(b) 185,000 183,562
6.35%, 10/15/2045(f) 150,000 157,997
5.60%, 10/15/2054(b) 135,000 129,109
HP, Inc. ,
4.75%, 1/15/2028 60,000 60,805
4.00%, 4/15/2029(b) 60,000 59,381
5.40%, 4/25/2030 25,000 25,946
2.65%, 6/17/2031 50,000 45,103
5.50%, 1/15/2033(b) 60,000 62,154
6.10%, 4/25/2035(b) 25,000 26,536
6.00%, 9/15/2041(b) 250,000 258,443
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Western Digital Corp. ,
2.85%, 2/1/2029 250,000 235,038
8,766,602
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 379,924
3.88%, 11/1/2045(b) 100,000 81,437
3.38%, 3/27/2050(b) 200,000 145,333
PVH Corp. ,
5.50%, 6/13/2030(b) 25,000 25,467
632,161
Tobacco 0 .3%
Altria Group, Inc. ,
6.20%, 11/1/2028 25,000 26,402
4.80%, 2/14/2029(b) 300,000 304,650
4.50%, 8/6/2030 25,000 25,097
5.80%, 2/14/2039 300,000 311,128
4.50%, 5/2/2043(b) 250,000 215,599
5.38%, 1/31/2044(b) 170,000 167,193
5.95%, 2/14/2049(b) 250,000 255,494
3.70%, 2/4/2051(b) 250,000 180,147
BAT Capital Corp. ,
4.70%, 4/2/2027 100,000 100,662
3.56%, 8/15/2027(b) 198,000 195,975
2.26%, 3/25/2028(b) 160,000 152,897
6.34%, 8/2/2030(b) 100,000 107,952
4.74%, 3/16/2032(b) 70,000 70,375
5.35%, 8/15/2032(b) 50,000 51,697
4.63%, 3/22/2033(b) 30,000 29,687
6.42%, 8/2/2033(b) 90,000 98,805
6.00%, 2/20/2034 100,000 106,823
5.63%, 8/15/2035(b) 50,000 51,950
4.39%, 8/15/2037(b) 350,000 320,955
7.08%, 8/2/2043(b) 50,000 56,584
4.76%, 9/6/2049(b) 150,000 127,654
5.65%, 3/16/2052 70,000 66,970
7.08%, 8/2/2053(b) 75,000 85,965
BAT International Finance plc ,
4.45%, 3/16/2028 70,000 70,422
5.93%, 2/2/2029(b) 200,000 210,037
Philip Morris International,
Inc. ,
4.75%, 2/12/2027 50,000 50,462
4.38%, 11/1/2027 50,000 50,370
5.13%, 11/17/2027(b) 90,000 91,952
4.88%, 2/15/2028 100,000 101,799
4.13%, 4/28/2028 45,000 45,081
5.25%, 9/7/2028(b) 25,000 25,809
4.88%, 2/13/2029 50,000 51,073
4.63%, 11/1/2029 50,000 50,741
5.63%, 11/17/2029(b) 70,000 73,655
5.13%, 2/15/2030 100,000 103,344
4.38%, 4/30/2030(b) 50,000 50,222
5.50%, 9/7/2030(b) 25,000 26,286
5.13%, 2/13/2031(b) 100,000 103,490
4.75%, 11/1/2031(b) 50,000 50,857
5.75%, 11/17/2032 180,000 191,780
5.38%, 2/15/2033(b) 250,000 261,079
5.63%, 9/7/2033(b) 25,000 26,515
5.25%, 2/13/2034(b) 250,000 258,147

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
4.90%, 11/1/2034(b) 50,000 50,393
4.88%, 4/30/2035(b) 40,000 40,023
6.38%, 5/16/2038(b) 360,000 404,019
3.88%, 8/21/2042 100,000 83,019
4.25%, 11/10/2044(b) 160,000 137,820
Reynolds American, Inc. ,
5.70%, 8/15/2035(b) 120,000 124,914
5.85%, 8/15/2045 400,000 396,389
6,240,359
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
5.30%, 2/1/2028(b) 50,000 50,903
2.10%, 9/1/2028(b) 100,000 93,535
5.10%, 3/1/2029 50,000 50,765
3.25%, 10/1/2029(b) 250,000 237,410
5.20%, 7/15/2031(b) 25,000 25,466
2.88%, 1/15/2032(b) 100,000 89,544
GATX Corp. ,
4.00%, 6/30/2030(b) 100,000 98,325
4.90%, 3/15/2033 145,000 145,798
5.45%, 9/15/2033 100,000 103,036
6.05%, 3/15/2034 50,000 53,554
6.90%, 5/1/2034 25,000 28,151
5.50%, 6/15/2035(b) 25,000 25,794
3.10%, 6/1/2051 90,000 58,193
6.05%, 6/5/2054(b) 25,000 25,979
WW Grainger, Inc. ,
4.45%, 9/15/2034(b) 45,000 44,469
3.75%, 5/15/2046(b) 250,000 197,693
1,328,615
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032(b) 60,000 59,879
5.15%, 3/1/2034(b) 50,000 51,532
5.25%, 3/1/2035 75,000 76,923
4.30%, 9/1/2045 500,000 433,999
5.45%, 3/1/2054(b) 50,000 49,373
5.70%, 9/1/2055(b) 75,000 76,174
Essential Utilities, Inc. ,
4.80%, 8/15/2027(b) 25,000 25,282
5.38%, 1/15/2034(b) 25,000 25,592
5.25%, 8/15/2035 25,000 25,122
3.35%, 4/15/2050 200,000 136,281
5.30%, 5/1/2052(b) 40,000 37,219
997,376
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035(b) 177,000 195,125
6.13%, 3/30/2040 350,000 374,337
Rogers Communications, Inc. ,
3.20%, 3/15/2027 60,000 59,144
5.00%, 2/15/2029(b) 150,000 152,863
3.80%, 3/15/2032 214,000 202,152
5.30%, 2/15/2034(b) 150,000 152,173
4.50%, 3/15/2042 70,000 60,942
4.50%, 3/15/2043 100,000 86,179
5.00%, 3/15/2044 80,000 73,191
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Rogers Communications, Inc.,
4.55%, 3/15/2052 80,000 66,314
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 500,000 497,027
2.05%, 2/15/2028(b) 100,000 95,341
4.95%, 3/15/2028(b) 85,000 86,631
4.80%, 7/15/2028(b) 80,000 81,457
4.85%, 1/15/2029 45,000 45,904
3.38%, 4/15/2029 500,000 485,465
4.20%, 10/1/2029 50,000 49,932
3.88%, 4/15/2030 500,000 490,294
2.55%, 2/15/2031 500,000 454,310
2.70%, 3/15/2032(b) 80,000 71,713
5.13%, 5/15/2032(b) 50,000 51,458
5.05%, 7/15/2033(b) 245,000 250,258
5.75%, 1/15/2034 65,000 68,875
5.15%, 4/15/2034(b) 25,000 25,574
4.70%, 1/15/2035(b) 75,000 73,657
5.30%, 5/15/2035 150,000 153,627
4.38%, 4/15/2040 250,000 225,735
3.00%, 2/15/2041 200,000 150,285
4.50%, 4/15/2050(b) 150,000 126,183
3.30%, 2/15/2051 300,000 204,475
3.40%, 10/15/2052 200,000 137,040
5.65%, 1/15/2053(b) 200,000 197,609
5.75%, 1/15/2054(b) 80,000 79,999
6.00%, 6/15/2054(b) 100,000 103,537
5.25%, 6/15/2055(b) 100,000 93,089
5.88%, 11/15/2055(b) 80,000 81,717
5.80%, 9/15/2062(b) 100,000 100,586
Vodafone Group plc ,
7.88%, 2/15/2030 206,000 235,235
5.25%, 5/30/2048(b) 122,000 115,047
4.88%, 6/19/2049 200,000 177,461
4.25%, 9/17/2050 20,000 15,909
5.63%, 2/10/2053(b) 100,000 97,334
5.75%, 6/28/2054(b) 100,000 98,452
5.75%, 2/10/2063 100,000 97,394
5.88%, 6/28/2064 100,000 99,539
6,840,569
Total Corporate Bonds
(cost $590,965,145)
561,249,242
Foreign Government Securities 1 .5%
CANADA 0 .3%
Canada Government Bond ,
3.75%, 4/26/2028 1,300,000 1,303,096
4.00%, 3/18/2030 180,000 181,831
Export Development Canada ,
3.88%, 2/14/2028(b) 500,000 502,198
4.13%, 2/13/2029 500,000 506,617
4.00%, 6/20/2030 100,000 100,914
Province of Alberta ,
3.30%, 3/15/2028 500,000 494,238
Province of British Columbia ,
4.90%, 4/24/2029(b) 400,000 414,432
4.75%, 6/12/2034 400,000 409,964
4.80%, 6/11/2035(b) 115,000 117,619

56 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
CANADA
Province of Manitoba ,
4.90%, 5/31/2034 100,000 103,267
Province of Ontario ,
2.00%, 10/2/2029(b) 1,000,000 932,403
4.70%, 1/15/2030 35,000 36,154
5.05%, 4/24/2034 200,000 209,802
4.85%, 6/11/2035 60,000 61,758
Province of Quebec ,
3.63%, 4/13/2028(b) 500,000 498,315
7.50%, 9/15/2029 578,000 654,319
4.25%, 9/5/2034 200,000 197,909
6,724,836
CHILE 0 .1%
Republic of Chile ,
3.24%, 2/6/2028 200,000 196,090
4.85%, 1/22/2029 200,000 204,480
2.45%, 1/31/2031 500,000 452,500
2.55%, 1/27/2032 500,000 444,750
2.55%, 7/27/2033(b) 350,000 300,528
3.10%, 5/7/2041 400,000 304,040
3.50%, 1/25/2050(b) 250,000 181,712
5.33%, 1/5/2054(b) 328,290 317,998
3.25%, 9/21/2071 200,000 124,140
2,526,238
HUNGARY 0 .0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 100,000 118,612
INDONESIA 0 .1%
Republic of Indonesia ,
4.15%, 9/20/2027(b) 200,000 200,264
3.50%, 1/11/2028 500,000 494,267
4.10%, 4/24/2028 1,000,000 1,000,013
2.85%, 2/14/2030(b) 500,000 471,864
4.65%, 9/20/2032 200,000 200,536
4.75%, 9/10/2034 200,000 199,522
5.35%, 2/11/2049(b) 200,000 199,423
4.20%, 10/15/2050(b) 200,000 164,934
3.05%, 3/12/2051 300,000 201,423
5.65%, 1/11/2053(b) 200,000 202,506
4.45%, 4/15/2070(b) 200,000 162,307
3,497,059
ISRAEL 0 .0%
†
State of Israel Government
Bond ,
3.25%, 1/17/2028(b) 200,000 195,355
5.50%, 3/12/2034 250,000 256,646
3.38%, 1/15/2050 200,000 132,677
3.88%, 7/3/2050 200,000 143,653
5.75%, 3/12/2054(b) 250,000 236,486
4.50%, 4/3/2120 200,000 145,038
1,109,855
ITALY 0 .0%
†
Italian Republic Government
Bond ,
5.38%, 6/15/2033 491,000 517,662
Foreign Government Securities
Principal
Amount ($) Value ($)
ITALY
Italian Republic Government
Bond
4.00%, 10/17/2049 400,000 300,860
818,522
JAPAN 0 .1%
Japan Bank for International
Cooperation ,
2.88%, 7/21/2027 500,000 491,848
3.50%, 10/31/2028 400,000 396,098
1.88%, 4/15/2031 800,000 716,186
Japan International
Cooperation Agency ,
4.00%, 5/23/2028 450,000 451,237
2,055,369
MEXICO 0 .3%
United Mexican States ,
4.15%, 3/28/2027(b) 200,000 199,470
3.75%, 1/11/2028(b) 800,000 791,000
4.50%, 4/22/2029(b) 300,000 300,015
2.66%, 5/24/2031(b) 700,000 621,880
8.30%, 8/15/2031 300,000 359,970
5.85%, 7/2/2032 200,000 206,480
4.88%, 5/19/2033(b) 200,000 193,486
3.50%, 2/12/2034 250,000 217,125
6.75%, 9/27/2034(b) 596,000 649,044
6.35%, 2/9/2035(b) 200,000 211,204
5.63%, 9/22/2035 200,000 199,012
6.88%, 5/13/2037(b) 300,000 323,550
6.63%, 1/29/2038 200,000 210,202
6.05%, 1/11/2040 400,000 401,720
4.75%, 3/8/2044(b) 400,000 332,300
5.55%, 1/21/2045 300,000 279,345
4.60%, 1/23/2046 347,000 277,773
4.50%, 1/31/2050(b) 200,000 153,950
4.40%, 2/12/2052 200,000 149,110
6.34%, 5/4/2053(b) 350,000 340,025
6.40%, 5/7/2054(b) 400,000 390,404
7.38%, 5/13/2055(b) 200,000 219,502
3.77%, 5/24/2061 200,000 125,790
7,152,357
PANAMA 0 .1%
Republic of Panama ,
3.88%, 3/17/2028 200,000 196,180
2.25%, 9/29/2032 200,000 161,640
6.40%, 2/14/2035(b) 200,000 206,540
6.70%, 1/26/2036 250,000 263,638
8.00%, 3/1/2038 200,000 227,620
4.30%, 4/29/2053(b) 300,000 219,150
6.85%, 3/28/2054(b) 200,000 202,620
4.50%, 4/1/2056 400,000 292,020
3.87%, 7/23/2060 200,000 128,560
1,897,968
PERU 0 .1%
Republic of Peru ,
4.13%, 8/25/2027 88,000 88,405
2.78%, 1/23/2031 500,000 460,400
8.75%, 11/21/2033(b) 300,000 376,170
3.00%, 1/15/2034(b) 200,000 173,500

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 57
Foreign Government Securities
Principal
Amount ($) Value ($)
PERU
Republic of Peru
5.50%, 3/30/2036 162,000 165,037
3.30%, 3/11/2041 200,000 155,300
5.63%, 11/18/2050(b) 300,000 294,750
5.88%, 8/8/2054(b) 200,000 200,600
6.20%, 6/30/2055(b) 75,000 77,948
3.60%, 1/15/2072 150,000 95,235
2,087,345
PHILIPPINES 0 .1%
Republic of Philippines ,
9.50%, 2/2/2030(b) 500,000 603,059
2.46%, 5/5/2030 500,000 464,948
7.75%, 1/14/2031 200,000 233,203
6.38%, 10/23/2034(b) 500,000 563,559
3.70%, 3/1/2041 250,000 212,790
3.70%, 2/2/2042 600,000 501,987
3.20%, 7/6/2046 400,000 292,904
5.50%, 1/17/2048 200,000 204,110
3,076,560
POLAND 0 .1%
Republic of Poland ,
4.88%, 10/4/2033 200,000 202,624
5.13%, 9/18/2034 250,000 255,546
5.38%, 2/12/2035 300,000 311,272
5.50%, 4/4/2053 200,000 193,671
5.50%, 3/18/2054 300,000 290,044
1,253,157
SOUTH KOREA 0 .1%
Export-Import Bank of Korea ,
2.38%, 4/21/2027 1,000,000 976,606
4.50%, 9/15/2032 400,000 406,035
5.13%, 1/11/2033(b) 200,000 209,597
Republic of Korea ,
4.13%, 6/10/2044 250,000 225,616
1,817,854
SWEDEN 0 .0%
†
Svensk Exportkredit AB ,
4.13%, 6/14/2028 500,000 504,816
URUGUAY 0 .1%
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 250,000 250,800
4.38%, 1/23/2031 200,000 202,080
5.75%, 10/28/2034 200,000 214,400
5.44%, 2/14/2037 25,000 26,138
5.10%, 6/18/2050 350,000 330,925
4.98%, 4/20/2055 200,000 181,900
5.25%, 9/10/2060 200,000 187,300
1,393,543
Total Foreign Government Securities
(cost $37,936,020)
36,034,091
Mortgage-Backed Securities 24 .1%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# E02746
3.50%, 11/1/2025 913 911
Pool# J13883
3.50%, 12/1/2025 3,192 3,183
Pool# J14732
4.00%, 3/1/2026 3,392 3,384
Pool# E02896
3.50%, 5/1/2026 3,101 3,090
Pool# J18127
3.00%, 3/1/2027 14,124 14,001
Pool# J18702
3.00%, 3/1/2027 12,653 12,550
Pool# J19106
3.00%, 5/1/2027 6,502 6,438
Pool# J20471
3.00%, 9/1/2027 30,546 30,261
Pool# G14609
3.00%, 11/1/2027 59,138 58,556
Pool# C00566
7.50%, 12/1/2027 102 103
Pool# G15100
2.50%, 7/1/2028 29,452 28,959
Pool# C18271
7.00%, 11/1/2028 400 419
Pool# C00678
7.00%, 11/1/2028 118 124
Pool# C00836
7.00%, 7/1/2029 119 125
Pool# C31285
7.00%, 9/1/2029 215 225
Pool# G18536
2.50%, 1/1/2030 600,639 584,547
Pool# C37436
8.00%, 1/1/2030 374 393
Pool# C36429
7.00%, 2/1/2030 335 350
Pool# C36306
7.00%, 2/1/2030 221 231
Pool# C00921
7.50%, 2/1/2030 317 329
Pool# G01108
7.00%, 4/1/2030 96 100
Pool# G18552
3.00%, 5/1/2030 227,905 223,834
Pool# U49055
3.00%, 6/1/2030 20,281 19,967
Pool# J32243
3.00%, 7/1/2030 188,262 184,593
Pool# J32257
3.00%, 7/1/2030 40,261 39,476
Pool# J32255
3.00%, 7/1/2030 40,160 39,389
Pool# C41561
8.00%, 8/1/2030 1,120 1,139
Pool# C01051
8.00%, 9/1/2030 489 511
Pool# C43550
7.00%, 10/1/2030 763 798
Pool# C44017
7.50%, 10/1/2030 258 258
Pool# C44957
8.00%, 11/1/2030 502 505

58 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G18578
3.00%, 12/1/2030 82,614 80,920
Pool# J33361
3.00%, 12/1/2030 69,508 68,216
Pool# J33315
3.00%, 12/1/2030 40,587 39,773
Pool# C01103
7.50%, 12/1/2030 188 196
Pool# C46932
7.50%, 1/1/2031 389 392
Pool# G18587
3.00%, 2/1/2031 61,892 60,535
Pool# G18592
3.00%, 3/1/2031 68,264 66,746
Pool# C91366
4.50%, 4/1/2031 21,165 21,297
Pool# G18601
3.00%, 5/1/2031 39,971 39,090
Pool# G18605
3.00%, 6/1/2031 23,515 22,996
Pool# J34627
3.00%, 6/1/2031 6,776 6,628
Pool# C91377
4.50%, 6/1/2031 11,050 11,123
Pool# C53324
7.00%, 6/1/2031 959 1,002
Pool# J35107
2.50%, 8/1/2031 40,398 39,034
Pool# G01309
7.00%, 8/1/2031 316 330
Pool# G01311
7.00%, 9/1/2031 2,040 2,131
Pool# C01222
7.00%, 9/1/2031 312 326
Pool# G01315
7.00%, 9/1/2031 77 81
Pool# J35522
2.50%, 10/1/2031 159,457 153,966
Pool# C60012
7.00%, 11/1/2031 329 344
Pool# C61298
8.00%, 11/1/2031 1,373 1,383
Pool# J35957
2.50%, 12/1/2031 241,491 233,245
Pool# C61105
7.00%, 12/1/2031 3,211 3,355
Pool# C63171
7.00%, 1/1/2032 1,753 1,832
Pool# V61548
2.50%, 2/1/2032 229,557 221,393
Pool# D99004
3.50%, 3/1/2032 42,778 42,156
Pool# G30577
3.50%, 4/1/2032 87,489 86,257
Pool# G01391
7.00%, 4/1/2032 3,647 3,823
Pool# C01345
7.00%, 4/1/2032 1,601 1,674
Pool# C01370
8.00%, 4/1/2032 417 426
Pool# C01381
8.00%, 5/1/2032 6,135 6,469
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C68290
7.00%, 6/1/2032 1,551 1,621
Pool# C68300
7.00%, 6/1/2032 465 486
Pool# D99266
3.50%, 7/1/2032 69,309 68,322
Pool# G01449
7.00%, 7/1/2032 2,402 2,510
Pool# C69908
7.00%, 8/1/2032 11,851 12,385
Pool# C91558
3.50%, 9/1/2032 13,677 13,432
Pool# G16407
2.50%, 1/1/2033 118,572 114,232
Pool# G16408
2.50%, 1/1/2033 87,390 84,216
Pool# G01536
7.00%, 3/1/2033 3,245 3,391
Pool# C01528
5.00%, 4/1/2033 19,368 19,653
Pool# G30646
3.00%, 5/1/2033 94,355 91,318
Pool# G30642
3.00%, 5/1/2033 47,287 45,717
Pool# K90535
3.00%, 5/1/2033 18,574 17,986
Pool# G18693
4.00%, 5/1/2033 26,503 26,504
Pool# G18696
3.50%, 7/1/2033 7,656 7,557
Pool# A16419
6.50%, 11/1/2033 10,512 10,859
Pool# A21356
6.50%, 4/1/2034 13,582 14,030
Pool# C01851
6.50%, 4/1/2034 12,532 12,996
Pool# A24301
6.50%, 5/1/2034 20,327 21,292
Pool# A22067
6.50%, 5/1/2034 7,937 8,225
Pool# G18737
3.50%, 6/1/2034 51,222 50,261
Pool# A24988
6.50%, 7/1/2034 8,011 8,356
Pool# G01741
6.50%, 10/1/2034 3,425 3,587
Pool# G08023
6.50%, 11/1/2034 7,220 7,619
Pool# G01947
7.00%, 5/1/2035 3,294 3,442
Pool# G08073
5.50%, 8/1/2035 34,314 35,744
Pool# A37135
5.50%, 9/1/2035 74,718 77,595
Pool# A47368
5.00%, 10/1/2035 50,025 51,278
Pool# A38531
5.50%, 10/1/2035 101,852 104,472
Pool# A38255
5.50%, 10/1/2035 62,773 65,390
Pool# G08088
6.50%, 10/1/2035 35,352 37,002

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A39759
5.50%, 11/1/2035 3,243 3,367
Pool# A40376
5.50%, 12/1/2035 1,390 1,444
Pool# A42305
5.50%, 1/1/2036 4,352 4,552
Pool# A41548
7.00%, 1/1/2036 5,140 5,371
Pool# G08111
5.50%, 2/1/2036 48,754 50,786
Pool# A43885
5.50%, 3/1/2036 134,514 137,760
Pool# A43886
5.50%, 3/1/2036 88,096 90,171
Pool# A43884
5.50%, 3/1/2036 52,070 53,925
Pool# A48378
5.50%, 3/1/2036 43,927 45,486
Pool# A43861
5.50%, 3/1/2036 26,878 27,914
Pool# G08116
5.50%, 3/1/2036 10,888 11,343
Pool# A48735
5.50%, 5/1/2036 5,535 5,749
Pool# A53039
6.50%, 10/1/2036 36,124 37,745
Pool# G05254
5.00%, 1/1/2037 34,206 35,056
Pool# G04331
5.00%, 2/1/2037 34,337 35,190
Pool# G05941
6.00%, 2/1/2037 168,641 177,334
Pool# G03620
6.50%, 10/1/2037 1,273 1,350
Pool# G03721
6.00%, 12/1/2037 16,419 17,319
Pool# G03969
6.00%, 2/1/2038 18,501 19,516
Pool# C91982
3.50%, 3/1/2038 63,503 61,191
Pool# G04913
5.00%, 3/1/2038 62,617 64,277
Pool# G05299
4.50%, 6/1/2038 54,257 54,719
Pool# G04581
6.50%, 8/1/2038 32,541 33,852
Pool# C92013
3.50%, 9/1/2038 157,290 151,762
Pool# A81674
6.00%, 9/1/2038 102,968 108,306
Pool# G05459
5.50%, 5/1/2039 499,298 517,704
Pool# G05535
4.50%, 7/1/2039 174,580 175,803
Pool# A89500
4.50%, 10/1/2039 15,556 15,694
Pool# A91165
5.00%, 2/1/2040 701,898 719,668
Pool# G60342
4.50%, 5/1/2042 176,830 177,251
Pool# G60195
4.00%, 6/1/2042 228,453 222,458
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q08977
4.00%, 6/1/2042 54,190 52,688
Pool# Q09824
4.00%, 8/1/2042 30,648 29,853
Pool# Q11087
4.00%, 9/1/2042 21,733 21,031
Pool# G07158
3.50%, 10/1/2042 129,205 122,088
Pool# G07163
3.50%, 10/1/2042 103,670 98,099
Pool# Q11532
3.50%, 10/1/2042 93,139 87,999
Pool# Q12051
3.50%, 10/1/2042 74,920 70,893
Pool# Q12052
3.50%, 10/1/2042 31,142 29,430
Pool# C09020
3.50%, 11/1/2042 214,939 203,077
Pool# G07264
3.50%, 12/1/2042 199,057 188,050
Pool# Q14292
3.50%, 1/1/2043 55,804 52,770
Pool# Q15884
3.00%, 2/1/2043 294,118 270,872
Pool# Q16470
3.00%, 3/1/2043 586,703 540,335
Pool# V80002
2.50%, 4/1/2043 254,743 229,509
Pool# Q16915
3.00%, 4/1/2043 216,623 199,548
Pool# Q17675
3.50%, 4/1/2043 237,446 225,273
Pool# Q18523
3.50%, 5/1/2043 232,879 219,905
Pool# Q18751
3.50%, 6/1/2043 328,720 310,442
Pool# G07410
3.50%, 7/1/2043 94,325 89,431
Pool# Q20332
3.50%, 7/1/2043 33,086 31,232
Pool# G07459
3.50%, 8/1/2043 277,237 261,793
Pool# G60038
3.50%, 1/1/2044 581,775 549,659
Pool# Q26869
4.00%, 6/1/2044 256,981 248,802
Pool# G07946
4.00%, 7/1/2044 7,833 7,601
Pool# Q28607
3.50%, 9/1/2044 98,720 93,147
Pool# G61231
3.50%, 9/1/2044 28,033 26,474
Pool# G08609
3.50%, 10/1/2044 89,844 84,585
Pool# Q30833
4.00%, 1/1/2045 11,548 11,131
Pool# G60400
4.50%, 1/1/2045 74,716 74,340
Pool# G07925
4.00%, 2/1/2045 23,336 22,709
Pool# Q34165
4.00%, 6/1/2045 159,096 154,132

60 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V81873
4.00%, 8/1/2045 90,934 87,656
Pool# G08669
4.00%, 9/1/2045 133,381 128,531
Pool# V82126
3.50%, 12/1/2045 88,994 83,729
Pool# Q38199
3.50%, 1/1/2046 3,692 3,462
Pool# Q38357
4.00%, 1/1/2046 36,517 35,155
Pool# G61365
4.50%, 1/1/2046 28,131 27,955
Pool# G08697
3.00%, 3/1/2046 400,676 363,118
Pool# Q39364
3.50%, 3/1/2046 64,639 60,709
Pool# Q39434
3.50%, 3/1/2046 50,883 47,786
Pool# Q39440
4.00%, 3/1/2046 24,133 23,238
Pool# G08704
4.50%, 4/1/2046 12,003 11,927
Pool# Q40097
4.50%, 4/1/2046 2,719 2,701
Pool# G60582
3.50%, 5/1/2046 155,738 146,268
Pool# Q40718
3.50%, 5/1/2046 52,607 49,277
Pool# G08707
4.00%, 5/1/2046 62,944 60,597
Pool# G08708
4.50%, 5/1/2046 9,766 9,705
Pool# Q41548
3.00%, 7/1/2046 56,030 50,801
Pool# Q41903
3.50%, 7/1/2046 75,693 71,027
Pool# Q41491
3.50%, 7/1/2046 8,763 8,202
Pool# G61791
4.00%, 7/1/2046 62,890 60,662
Pool# Q41947
4.50%, 7/1/2046 2,278 2,262
Pool# G08715
3.00%, 8/1/2046 409,337 370,458
Pool# Q42596
3.50%, 8/1/2046 65,576 61,625
Pool# Q42203
3.50%, 8/1/2046 18,507 17,405
Pool# G61237
3.50%, 8/1/2046 12,340 11,657
Pool# Q42393
3.50%, 8/1/2046 11,228 10,502
Pool# Q42680
4.00%, 8/1/2046 2,278 2,206
Pool# G08720
4.50%, 8/1/2046 8,147 8,092
Pool# G61323
3.00%, 9/1/2046 382,700 352,145
Pool# G08721
3.00%, 9/1/2046 223,388 202,124
Pool# V82617
3.50%, 9/1/2046 147,684 138,017
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08722
3.50%, 9/1/2046 43,336 40,723
Pool# G60733
4.50%, 9/1/2046 81,959 81,445
Pool# G60722
3.00%, 10/1/2046 635,033 574,849
Pool# Q44035
3.00%, 10/1/2046 315,528 285,492
Pool# G61815
4.00%, 10/1/2046 24,829 23,924
Pool# G61257
3.00%, 11/1/2046 626,936 566,155
Pool# Q44452
3.00%, 11/1/2046 142,451 128,836
Pool# G08732
3.00%, 11/1/2046 40,801 36,917
Pool# Q44473
3.50%, 11/1/2046 17,862 16,706
Pool# Q44223
3.50%, 11/1/2046 12,375 11,546
Pool# G08734
4.00%, 11/1/2046 182,334 175,514
Pool# G08737
3.00%, 12/1/2046 1,369,523 1,239,157
Pool# G60989
3.00%, 12/1/2046 230,299 208,424
Pool# Q45878
3.00%, 12/1/2046 49,467 44,700
Pool# G08738
3.50%, 12/1/2046 853,029 798,248
Pool# Q45024
3.50%, 12/1/2046 64,734 59,930
Pool# G08741
3.00%, 1/1/2047 373,406 337,861
Pool# G08747
3.00%, 2/1/2047 709,510 641,966
Pool# G08748
3.50%, 2/1/2047 177,039 165,177
Pool# G08749
4.00%, 2/1/2047 295,414 284,363
Pool# G61890
4.00%, 2/1/2047 20,630 19,858
Pool# G08751
3.50%, 3/1/2047 264,313 247,282
Pool# Q47592
3.50%, 4/1/2047 46,076 43,083
Pool# Q47484
3.50%, 4/1/2047 9,831 9,234
Pool# G60988
3.00%, 5/1/2047 781,044 707,181
Pool# Q48098
3.50%, 5/1/2047 32,873 30,698
Pool# Q48237
4.50%, 5/1/2047 53,146 52,550
Pool# G61390
3.00%, 6/1/2047 643,170 581,964
Pool# Q48414
4.50%, 6/1/2047 36,854 35,817
Pool# Q48365
4.50%, 6/1/2047 11,319 11,220
Pool# G08770
3.50%, 7/1/2047 500,031 467,604

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V83270
3.50%, 7/1/2047 103,619 96,611
Pool# G61339
3.00%, 8/1/2047 121,874 110,276
Pool# G08774
3.50%, 8/1/2047 55,231 51,650
Pool# Q49917
3.50%, 8/1/2047 41,157 38,456
Pool# Q53085
3.00%, 9/1/2047 132,782 120,418
Pool# G61295
3.50%, 9/1/2047 285,427 268,182
Pool# G08779
3.50%, 9/1/2047 150,855 140,955
Pool# G61622
3.00%, 10/1/2047 301,372 272,692
Pool# G08785
4.00%, 10/1/2047 17,234 16,534
Pool# Q52075
4.00%, 11/1/2047 100,290 96,773
Pool# V83598
3.50%, 12/1/2047 44,796 41,645
Pool# G67707
3.50%, 1/1/2048 322,015 301,209
Pool# V83909
4.00%, 1/1/2048 118,806 114,695
Pool# G61311
3.50%, 2/1/2048 308,998 287,891
Pool# T65458
3.50%, 2/1/2048 53,608 49,330
Pool# G08801
4.00%, 2/1/2048 92,276 88,781
Pool# Q54460
4.00%, 2/1/2048 88,978 86,095
Pool# G61298
4.00%, 2/1/2048 42,044 40,454
Pool# Q54727
3.50%, 3/1/2048 123,916 115,286
Pool# Q55401
5.00%, 4/1/2048 23,384 23,688
Pool# V84237
3.50%, 5/1/2048 198,829 184,251
Pool# G08813
3.50%, 5/1/2048 23,053 21,432
Pool# G08820
4.50%, 5/1/2048 167,103 165,230
Pool# G08821
5.00%, 5/1/2048 6,200 6,273
Pool# G67712
4.00%, 6/1/2048 87,578 84,838
Pool# G67713
4.00%, 6/1/2048 72,489 69,766
Pool# G08817
4.00%, 6/1/2048 26,576 25,567
Pool# G08818
4.50%, 6/1/2048 90,857 89,839
Pool# Q56473
4.50%, 6/1/2048 22,455 22,158
Pool# Q56472
4.50%, 6/1/2048 20,172 19,966
Pool# G08827
4.50%, 7/1/2048 61,203 60,408
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q57401
4.50%, 7/1/2048 23,701 23,387
Pool# Q57402
4.50%, 7/1/2048 6,287 6,243
Pool# G08833
5.00%, 7/1/2048 2,589 2,622
Pool# G08831
4.00%, 8/1/2048 73,623 70,811
Pool# G08836
4.00%, 9/1/2048 297,287 285,887
Pool# G67716
4.50%, 10/1/2048 49,978 49,459
Pool# G08843
4.50%, 10/1/2048 21,879 21,611
Pool# V85044
4.00%, 12/1/2048 83,541 80,325
Pool# V85082
4.50%, 12/1/2048 15,649 15,451
Pool# G61846
4.00%, 1/1/2049 1,595 1,534
Pool# V85139
4.50%, 1/1/2049 19,666 19,425
FHLMC Non Gold Pool
Pool# 1B8478
6.60%, 7/1/2041(a) 13,429 13,901
Pool# 2B0108
6.77%, 1/1/2042(a) 317 326
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 1,825 1,817
Pool# ZS7757
3.00%, 3/1/2030 127,571 125,471
Pool# SB0383
2.50%, 4/1/2032 377,924 364,412
Pool# ZS8701
3.50%, 6/1/2033 26,863 26,491
Pool# SB0218
3.00%, 10/1/2033 48,017 46,817
Pool# SB0366
3.50%, 2/1/2034 64,896 63,947
Pool# QN0248
3.00%, 7/1/2034 22,425 21,699
Pool# SB0095
3.50%, 7/1/2034 14,780 14,629
Pool# SB0069
3.00%, 9/1/2034 86,347 83,551
Pool# SB8021
3.00%, 12/1/2034 182,451 176,796
Pool# SB8500
2.50%, 7/1/2035 472,915 447,030
Pool# SB8505
2.50%, 10/1/2035 1,412,881 1,336,631
Pool# SB8506
2.00%, 2/1/2036 1,208,392 1,121,773
Pool# SB8508
2.00%, 2/1/2036 901,466 833,511
Pool# RC1826
2.00%, 2/1/2036 269,319 248,176
Pool# SB8092
1.50%, 3/1/2036 314,067 281,795
Pool# RC1887
2.00%, 3/1/2036 504,201 466,177

62 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8103
2.00%, 5/1/2036 265,878 244,757
Pool# RC2049
2.00%, 6/1/2036 1,194,006 1,100,252
Pool# RC2045
2.00%, 6/1/2036 372,040 342,824
Pool# SB8112
2.50%, 7/1/2036 209,732 197,754
Pool# QN7405
2.00%, 8/1/2036 156,511 144,559
Pool# SB8119
2.00%, 9/1/2036 692,996 637,820
Pool# SB8140
1.50%, 2/1/2037 467,992 418,717
Pool# SB8144
1.50%, 3/1/2037 981,667 878,292
Pool# QN9700
1.50%, 3/1/2037 312,467 279,561
Pool# SB8148
2.00%, 4/1/2037 2,127,970 1,955,534
Pool# SB8156
3.00%, 4/1/2037 171,474 164,246
Pool# SB8154
2.50%, 5/1/2037 143,901 135,323
Pool# SB0725
4.00%, 8/1/2037 47,010 46,246
Pool# SB1009
4.00%, 2/1/2038 46,548 45,838
Pool# SB1309
2.00%, 7/1/2038 932,652 857,076
Pool# SB8346
4.00%, 12/1/2039 212,547 209,093
Pool# QA2237
3.00%, 7/1/2046 802,234 727,015
Pool# QA2226
3.00%, 7/1/2046 472,239 428,303
Pool# ZS4693
3.00%, 12/1/2046 626,378 566,060
Pool# ZM2339
3.50%, 1/1/2047 125,798 117,537
Pool# ZS4746
3.00%, 12/1/2047 304,627 274,152
Pool# ZA5785
4.50%, 10/1/2048 117,414 115,858
Pool# ZT1321
4.50%, 11/1/2048 147,827 145,839
Pool# ZA6139
4.50%, 12/1/2048 43,479 42,840
Pool# SD0295
3.00%, 2/1/2049 1,441,231 1,310,255
Pool# ZA6380
4.00%, 3/1/2049 57,827 55,481
Pool# ZA6536
4.00%, 3/1/2049 57,096 54,717
Pool# ZT1858
4.50%, 4/1/2049 28,823 28,453
Pool# RA3022
2.50%, 6/1/2050 496,955 423,021
Pool# SD7521
2.50%, 7/1/2050 686,436 590,173
Pool# SD8074
3.00%, 7/1/2050 202,671 178,764
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD7523
2.50%, 8/1/2050 181,768 156,642
Pool# SD0500
3.00%, 8/1/2050 31,591 28,440
Pool# SD0514
2.00%, 10/1/2050 676,851 552,596
Pool# RA3723
2.00%, 10/1/2050 220,362 179,872
Pool# SD8100
3.00%, 10/1/2050 1,299,652 1,152,326
Pool# RA3935
2.50%, 11/1/2050 2,151,617 1,831,505
Pool# RA3932
2.50%, 11/1/2050 1,296,795 1,110,692
Pool# RA3934
2.50%, 11/1/2050 668,815 568,964
Pool# RA3987
2.50%, 11/1/2050 267,527 227,380
Pool# RA4071
2.50%, 12/1/2050 739,785 629,416
Pool# RA4216
2.50%, 12/1/2050 689,584 586,294
Pool# SD0522
3.00%, 12/1/2050 429,479 380,794
Pool# RA4411
2.50%, 1/1/2051 1,552,033 1,320,764
Pool# RA4351
2.50%, 1/1/2051 844,760 716,031
Pool# RA4652
2.00%, 2/1/2051 2,581,229 2,106,907
Pool# RA4493
2.00%, 2/1/2051 1,218,080 989,847
Pool# QB9104
2.00%, 2/1/2051 654,745 531,932
Pool# RA4737
2.00%, 3/1/2051 2,322,956 1,891,220
Pool# RA4718
2.00%, 3/1/2051 1,043,490 851,740
Pool# SD7537
2.00%, 3/1/2051 546,882 447,379
Pool# SD8139
1.50%, 4/1/2051 806,781 620,090
Pool# SD8140
2.00%, 4/1/2051 4,496,687 3,653,218
Pool# SD8145
1.50%, 5/1/2051 1,596,170 1,226,412
Pool# SD8146
2.00%, 5/1/2051 8,092,703 6,572,988
Pool# QC2070
2.00%, 5/1/2051 107,067 87,475
Pool# SD0593
3.00%, 5/1/2051 1,494,297 1,344,502
Pool# RA5436
2.00%, 6/1/2051 329,360 267,436
Pool# RA5373
2.00%, 6/1/2051 281,580 230,032
Pool# SD8154
1.50%, 7/1/2051 1,613,195 1,240,047
Pool# RA5398
2.00%, 7/1/2051 950,508 776,434
Pool# QC5128
2.00%, 8/1/2051 267,574 217,784

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8166
2.00%, 9/1/2051 1,599,890 1,297,968
Pool# RA6140
2.00%, 10/1/2051 1,150,012 938,670
Pool# RA6085
2.00%, 10/1/2051 651,932 533,912
Pool# RA6091
2.00%, 10/1/2051 632,624 516,641
Pool# RA6503
2.00%, 12/1/2051 7,648,684 6,217,443
Pool# RA6624
2.00%, 1/1/2052 5,098,824 4,125,357
Pool# SD0856
2.00%, 1/1/2052 1,259,422 1,021,855
Pool# SD7347
2.00%, 4/1/2052 818,037 662,596
Pool# SD8211
2.00%, 5/1/2052 8,966,550 7,263,005
Pool# RA7543
4.00%, 6/1/2052 182,866 172,915
Pool# SD8224
2.50%, 7/1/2052 2,526,489 2,134,471
Pool# RA7664
4.00%, 7/1/2052 394,081 372,208
Pool# SD1488
4.00%, 8/1/2052 464,244 438,910
Pool# SD1424
4.00%, 8/1/2052 382,507 361,552
Pool# RA7779
4.50%, 8/1/2052 498,658 487,651
Pool# RA7920
4.00%, 9/1/2052 468,665 442,798
Pool# SD2215
4.00%, 10/1/2052 485,050 461,900
Pool# SD1926
5.50%, 11/1/2052 671,432 684,997
Pool# SD7557
4.50%, 12/1/2052 1,106,683 1,083,737
Pool# RA8406
5.00%, 1/1/2053 575,660 574,631
Pool# RA8411
5.50%, 1/1/2053 173,773 178,016
Pool# QF5629
6.00%, 1/1/2053 392,198 409,764
Pool# SD7560
4.00%, 2/1/2053 784,058 751,589
Pool# SD8299
5.00%, 2/1/2053 1,934,297 1,927,347
Pool# RA8554
6.00%, 2/1/2053 730,466 749,877
Pool# RA8791
5.00%, 4/1/2053 418,075 417,112
Pool# RA8794
5.50%, 4/1/2053 808,026 824,816
Pool# SD2661
5.50%, 4/1/2053 550,984 558,752
Pool# SD8324
5.50%, 5/1/2053 1,025,350 1,038,064
Pool# RA9090
5.50%, 5/1/2053 834,139 845,294
Pool# SD2890
5.50%, 5/1/2053 320,134 326,786
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD2905
5.50%, 5/1/2053 191,257 193,890
Pool# RA9162
5.50%, 6/1/2053 420,508 428,647
Pool# SD3085
5.50%, 6/1/2053 204,709 208,373
Pool# SD3260
6.00%, 6/1/2053 161,320 166,578
Pool# SD3565
4.50%, 8/1/2053 177,162 172,943
Pool# SD8348
5.00%, 8/1/2053 1,035,689 1,029,406
Pool# SD3853
5.50%, 8/1/2053 132,300 133,960
Pool# SD3603
6.00%, 8/1/2053 1,420,044 1,471,614
Pool# SD8367
5.50%, 10/1/2053 2,018,008 2,040,829
Pool# RJ0007
6.50%, 10/1/2053 298,382 311,767
Pool# SD4350
6.50%, 10/1/2053 146,697 152,005
Pool# SD4340
5.50%, 11/1/2053 896,343 913,152
Pool# RJ0325
6.50%, 11/1/2053 160,483 166,403
Pool# SL1453
6.00%, 12/1/2053 269,785 276,678
Pool# RJ0528
6.50%, 12/1/2053 293,222 305,239
Pool# RJ0530
6.50%, 12/1/2053 247,736 256,846
Pool# RJ0527
6.50%, 12/1/2053 116,261 120,547
Pool# RJ0717
6.50%, 1/1/2054 60,725 63,187
Pool# SD8401
5.50%, 2/1/2054 2,909,882 2,939,222
Pool# RJ0841
6.00%, 2/1/2054 240,429 248,337
Pool# RJ0858
6.50%, 2/1/2054 479,037 497,315
Pool# SD4870
6.50%, 2/1/2054 71,440 74,104
Pool# RJ0992
5.00%, 5/1/2054 730,219 725,280
Pool# SD5616
6.00%, 5/1/2054 3,707,663 3,817,030
Pool# RJ1422
6.00%, 5/1/2054 397,334 411,948
Pool# RJ1437
6.50%, 5/1/2054 366,223 384,724
Pool# SD8438
5.50%, 6/1/2054 1,594,827 1,610,374
Pool# SD5812
6.00%, 7/1/2054 454,744 469,926
Pool# SD6025
6.00%, 8/1/2054 594,637 608,565
Pool# RJ2746
5.50%, 11/1/2054 1,167,488 1,181,516
Pool# SD8491
5.00%, 12/1/2054 782,862 776,783

64 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SL0425
6.00%, 2/1/2055 496,907 516,411
Pool# SL0844
6.50%, 4/1/2055 2,451,141 2,537,199
Pool# RJ4130
6.00%, 5/1/2055 509,734 524,604
Pool# RQ0028
6.00%, 7/1/2055 2,559,591 2,615,832
Pool# SL1901
6.00%, 8/1/2055 1,000,286 1,024,647
Pool# SL2010
6.00%, 8/1/2055 992,867 1,023,579
Pool# SL2633
6.00%, 9/1/2055 1,557,000 1,595,537
FNMA Pool
Pool# AC9890
6.61%, 4/1/2040(a) 119,838 122,717
Pool# AC9895
6.68%, 4/1/2040(a) 285,147 293,534
Pool# AJ1249
7.31%, 9/1/2041(a) 33,821 35,186
Pool# AK0714
6.71%, 2/1/2042(a) 5,333 5,510
Pool# AT4250
6.25%, 6/1/2043(a) 12,169 12,551
Pool# BF0203
3.00%, 2/1/2047 338,600 303,369
Pool# BF0206
4.00%, 2/1/2047 197,881 191,537
Pool# BF0200
3.50%, 11/1/2051 150,828 141,233
Pool# BF0171
4.00%, 1/1/2057 132,827 125,478
Pool# BF0184
4.00%, 2/1/2057 148,748 140,518
FNMA UMBS Pool
Pool# AB1609
4.00%, 10/1/2025 89 89
Pool# AH1361
3.50%, 12/1/2025 1,014 1,011
Pool# AH1518
3.50%, 12/1/2025 325 323
Pool# AH5616
3.50%, 2/1/2026 5,857 5,834
Pool# AL0298
4.00%, 5/1/2026 6,966 6,940
Pool# AB4277
3.00%, 1/1/2027 33,310 33,025
Pool# AL1391
3.50%, 1/1/2027 576 571
Pool# AP4746
3.00%, 8/1/2027 10,546 10,439
Pool# AP7855
3.00%, 9/1/2027 67,511 66,796
Pool# AP4640
3.00%, 9/1/2027 7,367 7,283
Pool# AQ5096
3.00%, 11/1/2027 18,820 18,616
Pool# AB6887
3.00%, 11/1/2027 17,190 17,020
Pool# AQ4532
3.00%, 11/1/2027 14,818 14,637
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ3758
3.00%, 11/1/2027 11,218 11,077
Pool# AB6886
3.00%, 11/1/2027 8,060 7,962
Pool# AQ7406
3.00%, 11/1/2027 6,184 6,109
Pool# AQ2884
3.00%, 12/1/2027 9,372 9,254
Pool# AS0487
2.50%, 9/1/2028 53,561 52,555
Pool# 930998
4.50%, 4/1/2029 1,160 1,160
Pool# BM1507
2.50%, 12/1/2029 25,667 25,249
Pool# AL8077
3.50%, 12/1/2029 4,347 4,311
Pool# BM4299
3.00%, 3/1/2030 59,582 59,073
Pool# AS4874
3.00%, 4/1/2030 106,147 104,156
Pool# AS5412
2.50%, 7/1/2030 42,443 41,166
Pool# AS5420
3.00%, 7/1/2030 95,023 93,102
Pool# AL7152
3.50%, 7/1/2030 75,376 74,689
Pool# AS5702
2.50%, 8/1/2030 165,740 160,595
Pool# AZ4898
2.50%, 8/1/2030 100,859 97,795
Pool# AY8448
3.00%, 8/1/2030 332,243 325,353
Pool# AZ2953
3.00%, 9/1/2030 268,892 263,293
Pool# AZ5718
3.00%, 9/1/2030 186,664 182,948
Pool# AS6060
3.00%, 10/1/2030 200,609 196,436
Pool# AZ9234
3.50%, 10/1/2030 9,568 9,439
Pool# BA2993
3.00%, 11/1/2030 47,938 46,941
Pool# AS6174
3.50%, 11/1/2030 5,785 5,700
Pool# AS6272
2.50%, 12/1/2030 58,860 56,951
Pool# AS6295
3.00%, 12/1/2030 91,150 89,265
Pool# BA3545
3.00%, 12/1/2030 39,520 38,713
Pool# AH1515
4.00%, 12/1/2030 93,334 92,839
Pool# AD0716
6.50%, 12/1/2030 197,287 203,590
Pool# BA6532
2.50%, 1/1/2031 47,223 45,756
Pool# BM5016
3.00%, 1/1/2031 125,844 123,522
Pool# AB2121
4.00%, 1/1/2031 15,289 15,218
Pool# AL8060
3.00%, 2/1/2031 89,770 87,955

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA0641
4.00%, 2/1/2031 62,796 62,460
Pool# 560868
7.50%, 2/1/2031 164 163
Pool# AS6799
3.00%, 3/1/2031 74,443 72,735
Pool# BC0774
3.00%, 3/1/2031 41,295 40,406
Pool# AS6919
3.50%, 3/1/2031 5,413 5,355
Pool# BC4410
3.50%, 3/1/2031 4,992 4,918
Pool# BC0320
3.50%, 3/1/2031 3,952 3,911
Pool# BC4430
3.00%, 4/1/2031 16,879 16,511
Pool# AL8565
3.00%, 6/1/2031 51,189 49,984
Pool# AL8566
3.00%, 6/1/2031 49,429 48,302
Pool# AL8561
3.50%, 6/1/2031 40,830 40,431
Pool# AS8028
2.50%, 9/1/2031 189,227 182,596
Pool# AL9378
3.00%, 9/1/2031 24,342 23,838
Pool# MA2775
2.50%, 10/1/2031 379,177 365,774
Pool# BM1888
2.50%, 10/1/2031 200,242 196,780
Pool# AS8038
2.50%, 10/1/2031 195,364 188,416
Pool# BC4777
2.50%, 10/1/2031 141,150 136,209
Pool# AL9323
2.50%, 10/1/2031 8,879 8,563
Pool# AS8612
3.00%, 10/1/2031 40,106 39,159
Pool# 607212
7.50%, 10/1/2031 2,026 2,032
Pool# MA0895
3.50%, 11/1/2031 67,949 66,797
Pool# MA2830
2.50%, 12/1/2031 154,954 149,460
Pool# BM3814
2.50%, 12/1/2031 100,266 96,844
Pool# AS8594
2.50%, 1/1/2032 124,639 120,206
Pool# AS8597
2.50%, 1/1/2032 102,018 98,389
Pool# AS8609
3.00%, 1/1/2032 80,549 78,466
Pool# AL9786
3.00%, 1/1/2032 59,423 58,162
Pool# AL9585
3.50%, 1/1/2032 26,277 25,973
Pool# BM1036
2.50%, 2/1/2032 545,659 526,464
Pool# BM4624
3.00%, 2/1/2032 70,886 69,297
Pool# AL9740
3.00%, 2/1/2032 55,499 54,065
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9872
3.00%, 2/1/2032 52,145 50,902
Pool# AL9871
3.00%, 2/1/2032 32,899 32,138
Pool# AS8767
3.00%, 2/1/2032 6,471 6,309
Pool# BM1007
2.50%, 3/1/2032 172,630 166,044
Pool# AL9899
3.00%, 3/1/2032 10,435 10,177
Pool# BM3269
2.50%, 4/1/2032 255,097 245,764
Pool# MA1029
3.50%, 4/1/2032 61,298 60,000
Pool# 545556
7.00%, 4/1/2032 1,079 1,129
Pool# AO2565
3.50%, 5/1/2032 13,399 13,076
Pool# AS9695
3.50%, 5/1/2032 11,713 11,570
Pool# 545605
7.00%, 5/1/2032 1,509 1,589
Pool# BM4088
3.00%, 6/1/2032 92,260 90,190
Pool# AO5103
3.50%, 6/1/2032 67,565 66,318
Pool# 890786
3.50%, 6/1/2032 12,871 12,713
Pool# MA1107
3.50%, 7/1/2032 8,982 8,816
Pool# FM1664
4.00%, 7/1/2032 6,683 6,656
Pool# 651361
7.00%, 7/1/2032 694 724
Pool# BM1669
3.00%, 8/1/2032 57,380 55,849
Pool# AP1990
3.50%, 8/1/2032 29,989 29,331
Pool# AP1997
3.50%, 8/1/2032 18,770 18,372
Pool# BH5355
3.50%, 8/1/2032 2,963 2,927
Pool# AO7202
3.50%, 9/1/2032 60,580 59,474
Pool# MA1166
3.50%, 9/1/2032 48,982 48,070
Pool# BM5167
3.50%, 9/1/2032 7,016 6,934
Pool# CA0586
2.50%, 10/1/2032 24,385 23,433
Pool# AP3673
3.50%, 10/1/2032 55,447 54,435
Pool# BH9391
3.50%, 10/1/2032 3,640 3,594
Pool# BM3389
3.00%, 11/1/2032 96,557 94,048
Pool# AB6962
3.50%, 11/1/2032 89,002 87,543
Pool# AQ3343
3.50%, 11/1/2032 51,504 50,615
Pool# BM3977
3.00%, 12/1/2032 138,083 134,530

66 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0951
3.00%, 12/1/2032 79,778 77,667
Pool# FM1661
2.50%, 1/1/2033 221,986 215,929
Pool# BM4338
2.50%, 1/1/2033 159,882 154,498
Pool# BM3919
3.00%, 2/1/2033 87,864 85,608
Pool# BM3750
3.50%, 3/1/2033 77,688 76,728
Pool# BM4129
3.50%, 4/1/2033 88,813 87,726
Pool# 555346
5.50%, 4/1/2033 17,522 17,897
Pool# 713560
5.50%, 4/1/2033 4,863 5,015
Pool# 694846
6.50%, 4/1/2033 1,512 1,585
Pool# AB9402
3.00%, 5/1/2033 110,947 107,560
Pool# AB9403
3.00%, 5/1/2033 48,861 47,165
Pool# AB9300
3.00%, 5/1/2033 35,273 34,219
Pool# BM4132
3.50%, 5/1/2033 70,090 69,133
Pool# MA3372
4.00%, 5/1/2033 59,258 59,195
Pool# 555421
5.00%, 5/1/2033 373,567 377,151
Pool# MA3393
4.00%, 6/1/2033 26,352 26,323
Pool# MA3427
4.00%, 7/1/2033 20,015 19,992
Pool# 720087
5.50%, 7/1/2033 51,663 52,207
Pool# 728721
5.50%, 7/1/2033 9,309 9,506
Pool# 555684
5.50%, 7/1/2033 2,072 2,132
Pool# MA1527
3.00%, 8/1/2033 376,823 363,617
Pool# 743235
5.50%, 10/1/2033 6,166 6,238
Pool# 750229
6.50%, 10/1/2033 12,394 12,790
Pool# FM2154
4.00%, 12/1/2033 4,527 4,508
Pool# 755872
5.50%, 12/1/2033 53,908 55,004
Pool# 725221
5.50%, 1/1/2034 1,588 1,630
Pool# 725223
5.50%, 3/1/2034 190 195
Pool# 725228
6.00%, 3/1/2034 150,308 156,036
Pool# 725425
5.50%, 4/1/2034 92,728 95,203
Pool# 725423
5.50%, 5/1/2034 9,131 9,374
Pool# 725594
5.50%, 7/1/2034 40,966 42,109
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3739
3.50%, 8/1/2034 59,062 57,626
Pool# 788027
6.50%, 9/1/2034 17,296 18,016
Pool# MA3827
2.50%, 11/1/2034 349,574 332,228
Pool# FM1905
3.00%, 11/1/2034 42,647 41,326
Pool# 807310
7.00%, 11/1/2034 1,297 1,355
Pool# FM2412
3.50%, 1/1/2035 22,504 22,117
Pool# 735141
5.50%, 1/1/2035 127,761 132,507
Pool# 889852
5.50%, 5/1/2035 3,282 3,336
Pool# FM5474
2.50%, 10/1/2035 335,440 316,712
Pool# MA4156
2.50%, 10/1/2035 275,014 259,659
Pool# FM4900
2.00%, 12/1/2035 43,952 40,639
Pool# 256023
6.00%, 12/1/2035 111,785 117,792
Pool# CA8793
2.00%, 2/1/2036 1,069,166 988,540
Pool# CA8736
2.00%, 2/1/2036 531,193 491,140
Pool# CA8789
2.00%, 2/1/2036 521,674 480,723
Pool# FM5908
2.00%, 2/1/2036 358,515 331,488
Pool# CA9141
2.00%, 2/1/2036 351,670 325,153
Pool# CA9145
2.00%, 2/1/2036 298,459 275,030
Pool# FM5571
2.00%, 2/1/2036 162,340 149,882
Pool# CA9435
2.00%, 3/1/2036 332,090 306,020
Pool# CA9475
2.00%, 3/1/2036 310,559 286,180
Pool# CA9441
2.50%, 3/1/2036 239,050 226,473
Pool# CB0262
2.00%, 4/1/2036 494,782 455,473
Pool# 745418
5.50%, 4/1/2036 19,081 19,854
Pool# FM7259
2.50%, 5/1/2036 216,601 204,234
Pool# 745516
5.50%, 5/1/2036 11,008 11,453
Pool# MA4360
2.00%, 6/1/2036 904,675 833,641
Pool# 889745
5.50%, 6/1/2036 2,008 2,045
Pool# CB1090
2.50%, 7/1/2036 125,166 118,256
Pool# FM8538
2.00%, 8/1/2036 166,323 153,620
Pool# 995065
5.50%, 9/1/2036 62,584 64,069

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 888635
5.50%, 9/1/2036 42,912 44,004
Pool# MA4441
1.50%, 10/1/2036 205,231 183,830
Pool# MA4535
1.50%, 2/1/2037 3,501,936 3,133,218
Pool# MA4566
1.50%, 3/1/2037 1,554,613 1,390,908
Pool# MA4581
1.50%, 4/1/2037 407,916 364,961
Pool# BT2234
2.00%, 4/1/2037 4,196,006 3,858,564
Pool# MA4582
2.00%, 4/1/2037 1,942,937 1,785,496
Pool# FS2950
2.50%, 4/1/2037 68,949 65,012
Pool# FS2035
2.00%, 5/1/2037 1,939,365 1,783,407
Pool# CB4006
2.00%, 5/1/2037 1,635,155 1,503,175
Pool# MA4628
2.50%, 6/1/2037 145,241 136,608
Pool# FS2497
1.50%, 8/1/2037 254,982 228,290
Pool# 995024
5.50%, 8/1/2037 24,991 25,991
Pool# MA4726
4.00%, 9/1/2037 62,781 61,824
Pool# 995050
6.00%, 9/1/2037 239,213 252,074
Pool# MA4797
4.00%, 11/1/2037 90,055 88,655
Pool# 955194
7.00%, 11/1/2037 21,374 22,548
Pool# MA5023
4.00%, 5/1/2038 41,697 41,023
Pool# MA3389
4.00%, 6/1/2038 50,843 50,001
Pool# MA3464
3.50%, 9/1/2038 108,517 104,444
Pool# 990810
7.00%, 10/1/2038 36,535 38,143
Pool# MA5223
4.00%, 11/1/2038 24,339 23,946
Pool# MA5556
4.00%, 12/1/2039 1,096,397 1,078,580
Pool# AD8536
5.00%, 8/1/2040 78,812 80,713
Pool# AB1735
3.50%, 11/1/2040 4,245 4,047
Pool# AE9747
4.50%, 12/1/2040 282,630 282,963
Pool# AB2067
3.50%, 1/1/2041 107,882 103,031
Pool# 932888
3.50%, 1/1/2041 90,512 86,386
Pool# AB2068
3.50%, 1/1/2041 64,429 61,472
Pool# 932891
3.50%, 1/1/2041 17,633 16,763
Pool# AL3650
5.00%, 2/1/2041 5,335 5,463
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL6521
5.00%, 4/1/2041 468,034 479,301
Pool# AL0390
5.00%, 5/1/2041 156,843 160,625
Pool# AL5863
4.50%, 6/1/2041 845,286 851,723
Pool# AI9851
4.50%, 9/1/2041 17,297 17,285
Pool# AL0761
5.00%, 9/1/2041 54,869 56,193
Pool# BM3907
5.50%, 9/1/2041 109,740 112,488
Pool# AJ5431
4.50%, 10/1/2041 44,741 44,628
Pool# AJ4861
4.00%, 12/1/2041 54,897 53,392
Pool# AX5316
4.50%, 1/1/2042 29,676 29,689
Pool# AL2499
4.50%, 1/1/2042 9,218 9,218
Pool# AW8167
3.50%, 2/1/2042 351,569 334,518
Pool# AB5185
3.50%, 5/1/2042 168,756 159,494
Pool# AO3575
4.50%, 5/1/2042 41,159 41,055
Pool# AO4647
3.50%, 6/1/2042 351,785 332,693
Pool# AO8036
4.50%, 7/1/2042 137,775 138,405
Pool# AP2092
4.50%, 8/1/2042 10,401 10,321
Pool# AP6579
3.50%, 9/1/2042 229,882 217,550
Pool# AL2782
4.50%, 9/1/2042 51,966 51,899
Pool# AB6524
3.50%, 10/1/2042 492,991 464,913
Pool# AB7074
3.00%, 11/1/2042 298,088 274,103
Pool# AP8785
3.00%, 11/1/2042 94,905 87,268
Pool# AL2677
3.50%, 11/1/2042 296,643 280,730
Pool# AB6786
3.50%, 11/1/2042 163,218 154,024
Pool# MA1273
3.50%, 12/1/2042 132,138 124,722
Pool# AR4210
3.50%, 1/1/2043 87,386 82,437
Pool# AT4040
3.00%, 3/1/2043 74,527 68,523
Pool# AR8213
3.50%, 4/1/2043 67,559 64,297
Pool# AB9238
3.00%, 5/1/2043 450,039 413,689
Pool# AB9237
3.00%, 5/1/2043 371,592 341,578
Pool# AB9236
3.00%, 5/1/2043 111,920 102,880
Pool# AB9362
3.50%, 5/1/2043 473,116 446,319

68 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AT4145
3.00%, 6/1/2043 139,347 128,076
Pool# AB9814
3.00%, 7/1/2043 438,484 403,068
Pool# AT6871
3.00%, 7/1/2043 57,439 52,763
Pool# AS0203
3.00%, 8/1/2043 334,914 307,758
Pool# AS0255
4.50%, 8/1/2043 127,997 127,621
Pool# AS0516
3.00%, 9/1/2043 235,664 216,481
Pool# AL4471
4.00%, 9/1/2043 165,525 160,986
Pool# AL6951
3.50%, 10/1/2043 234,836 221,555
Pool# BM4222
3.00%, 1/1/2044 323,636 297,439
Pool# AS2276
4.50%, 4/1/2044 179,871 178,750
Pool# AW1006
4.00%, 5/1/2044 63,887 62,078
Pool# AL7767
4.50%, 6/1/2044 15,766 15,750
Pool# AS3161
4.00%, 8/1/2044 401,473 386,818
Pool# BM4650
3.00%, 10/1/2044 585,124 537,822
Pool# CA0688
3.50%, 10/1/2044 140,901 132,874
Pool# BC5090
4.00%, 10/1/2044 29,756 28,765
Pool# AS3946
4.00%, 12/1/2044 452,973 437,485
Pool# AL8303
3.00%, 1/1/2045 102,521 94,242
Pool# BM4384
4.00%, 1/1/2045 175,708 170,346
Pool# BM3611
4.00%, 1/1/2045 141,133 137,205
Pool# BM3804
3.50%, 2/1/2045 64,291 60,635
Pool# AL9555
4.00%, 2/1/2045 897,571 873,342
Pool# AX9524
4.00%, 2/1/2045 512,016 497,587
Pool# AS4418
4.00%, 2/1/2045 364,856 354,433
Pool# AS4375
4.00%, 2/1/2045 240,646 233,842
Pool# AL6889
4.50%, 2/1/2045 56,157 55,899
Pool# BM3931
3.00%, 3/1/2045 281,580 258,905
Pool# AY1312
3.50%, 3/1/2045 821,243 772,411
Pool# AX9567
3.50%, 3/1/2045 47,927 44,652
Pool# BM4975
4.00%, 3/1/2045 71,921 69,459
Pool# AS4578
4.00%, 3/1/2045 66,398 64,520
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3664
3.00%, 5/1/2045 319,857 294,033
Pool# AS4921
3.50%, 5/1/2045 427,782 402,167
Pool# AS5012
4.00%, 5/1/2045 669,555 650,097
Pool# BM5562
4.00%, 6/1/2045 126,363 122,665
Pool# AS5312
3.50%, 7/1/2045 88,339 83,049
Pool# AZ7111
4.00%, 7/1/2045 10,410 10,013
Pool# AZ9866
4.00%, 8/1/2045 7,796 7,444
Pool# AL7207
4.50%, 8/1/2045 72,362 72,000
Pool# AL9634
3.50%, 10/1/2045 53,340 50,445
Pool# BA2164
3.00%, 11/1/2045 73,306 66,694
Pool# AS6311
3.50%, 12/1/2045 684,913 643,045
Pool# AS6282
3.50%, 12/1/2045 631,847 594,006
Pool# BC0326
3.50%, 12/1/2045 396,408 372,175
Pool# BC0092
3.50%, 12/1/2045 38,967 36,504
Pool# BC0475
3.50%, 12/1/2045 25,549 24,019
Pool# AS6362
4.50%, 12/1/2045 13,500 13,399
Pool# AS6474
3.50%, 1/1/2046 157,365 148,213
Pool# AS6539
3.50%, 1/1/2046 140,863 132,672
Pool# AL9849
3.50%, 1/1/2046 78,043 73,622
Pool# AS6527
4.00%, 1/1/2046 95,120 91,500
Pool# BC0178
4.50%, 1/1/2046 1,956 1,938
Pool# BC1158
3.50%, 2/1/2046 544,344 508,899
Pool# BC2667
4.00%, 2/1/2046 16,905 16,262
Pool# BC0605
4.00%, 2/1/2046 13,122 12,616
Pool# AL9781
4.50%, 2/1/2046 132,382 132,068
Pool# BC0300
3.50%, 3/1/2046 391,115 366,724
Pool# BM4621
3.50%, 3/1/2046 202,188 190,965
Pool# AS6833
3.50%, 3/1/2046 8,842 8,294
Pool# AS6795
4.00%, 3/1/2046 51,114 49,174
Pool# BA6972
4.00%, 3/1/2046 18,833 18,117
Pool# BC0311
4.50%, 3/1/2046 1,537 1,527

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0823
3.50%, 4/1/2046 63,843 59,809
Pool# BA7692
3.50%, 4/1/2046 8,259 7,722
Pool# AS7026
4.00%, 4/1/2046 38,101 36,643
Pool# AS7171
3.50%, 5/1/2046 18,511 17,342
Pool# AS7251
4.00%, 5/1/2046 6,427 6,179
Pool# AS7387
3.50%, 6/1/2046 50,875 47,571
Pool# AL8833
4.00%, 6/1/2046 411,551 399,933
Pool# AS7594
3.50%, 7/1/2046 373,968 349,641
Pool# AS7593
3.50%, 7/1/2046 338,780 316,778
Pool# AL8824
3.50%, 7/1/2046 91,448 86,130
Pool# AS7545
3.50%, 7/1/2046 91,297 85,349
Pool# AS7490
3.50%, 7/1/2046 64,286 60,118
Pool# BC1452
4.00%, 7/1/2046 626,281 602,633
Pool# BD5180
4.50%, 7/1/2046 1,155 1,141
Pool# MA2705
3.00%, 8/1/2046 329,228 297,663
Pool# BC1489
3.00%, 8/1/2046 76,369 69,253
Pool# BD4890
3.50%, 8/1/2046 432,536 404,312
Pool# BC9501
3.50%, 8/1/2046 13,735 12,767
Pool# AS7760
4.00%, 8/1/2046 70,891 68,164
Pool# AS7648
4.00%, 8/1/2046 34,371 33,056
Pool# AS7795
4.00%, 8/1/2046 25,745 24,760
Pool# BD3911
4.00%, 8/1/2046 6,569 6,305
Pool# BD3923
4.00%, 8/1/2046 5,826 5,590
Pool# AS7770
4.50%, 8/1/2046 19,820 19,635
Pool# BD5232
4.50%, 8/1/2046 3,492 3,452
Pool# AL8947
3.50%, 9/1/2046 117,941 110,538
Pool# BD4944
3.50%, 9/1/2046 10,534 9,841
Pool# AL9263
3.00%, 10/1/2046 109,424 98,921
Pool# AL9234
3.50%, 10/1/2046 43,796 41,108
Pool# AS8125
3.50%, 10/1/2046 27,764 25,975
Pool# BM3932
3.50%, 10/1/2046 26,320 24,667
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM1871
4.00%, 10/1/2046 64,967 63,187
Pool# BC4766
4.50%, 10/1/2046 23,519 23,343
Pool# AS8154
4.50%, 10/1/2046 5,938 5,892
Pool# FM1368
3.00%, 11/1/2046 616,171 559,284
Pool# MA2806
3.00%, 11/1/2046 222,691 201,247
Pool# BC9003
3.00%, 11/1/2046 89,717 81,078
Pool# AS8369
3.50%, 11/1/2046 339,161 316,993
Pool# BE5067
3.50%, 11/1/2046 229,659 215,908
Pool# BE0065
3.50%, 11/1/2046 10,235 9,600
Pool# BE5038
4.00%, 11/1/2046 7,180 6,978
Pool# MA2833
3.00%, 12/1/2046 1,873,569 1,693,156
Pool# AS8483
3.00%, 12/1/2046 449,312 404,797
Pool# BC9067
3.00%, 12/1/2046 216,407 195,569
Pool# AS8488
3.00%, 12/1/2046 172,558 156,477
Pool# AS8509
3.00%, 12/1/2046 55,747 50,758
Pool# BM1121
3.50%, 12/1/2046 343,954 322,438
Pool# AS8492
3.50%, 12/1/2046 341,092 320,326
Pool# AS8572
3.50%, 12/1/2046 260,818 243,636
Pool# AS8417
3.50%, 12/1/2046 211,610 197,713
Pool# BE4224
3.50%, 12/1/2046 8,558 7,999
Pool# AS8650
3.00%, 1/1/2047 766,588 690,418
Pool# AL9697
3.00%, 1/1/2047 425,090 385,472
Pool# AS8647
3.00%, 1/1/2047 324,780 294,512
Pool# BE5775
3.00%, 1/1/2047 279,725 251,175
Pool# AL9774
3.50%, 1/1/2047 220,003 207,719
Pool# BM3204
3.50%, 1/1/2047 172,615 162,319
Pool# BD2440
3.50%, 1/1/2047 129,672 121,183
Pool# AS8692
3.50%, 1/1/2047 118,354 110,662
Pool# BD2450
3.50%, 1/1/2047 87,754 82,135
Pool# BE6548
3.50%, 1/1/2047 45,217 42,256
Pool# BE5856
4.50%, 1/1/2047 5,358 5,315

70 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE7115
4.50%, 1/1/2047 5,190 5,125
Pool# BE6503
4.50%, 1/1/2047 666 658
Pool# BM3908
5.50%, 1/1/2047 23,034 23,956
Pool# MA2895
3.00%, 2/1/2047 2,396,636 2,165,836
Pool# BM3688
3.50%, 2/1/2047 282,717 265,203
Pool# BD5046
3.50%, 2/1/2047 54,923 51,333
Pool# BM5274
4.00%, 2/1/2047 46,405 44,635
Pool# BE7869
4.50%, 2/1/2047 2,757 2,723
Pool# BE8495
4.50%, 2/1/2047 2,558 2,530
Pool# AL9859
3.00%, 3/1/2047 709,996 641,623
Pool# AL9848
3.00%, 3/1/2047 233,472 210,989
Pool# BM5383
4.00%, 3/1/2047 34,299 33,027
Pool# AS8966
4.00%, 3/1/2047 19,828 19,067
Pool# AS8979
4.50%, 3/1/2047 30,388 30,086
Pool# BE9247
4.50%, 3/1/2047 3,854 3,807
Pool# BM3707
2.50%, 4/1/2047 125,818 109,112
Pool# AS9463
3.50%, 4/1/2047 98,689 92,412
Pool# AS9451
3.50%, 4/1/2047 66,004 61,669
Pool# BD7122
4.00%, 4/1/2047 287,627 276,620
Pool# AS9467
4.00%, 4/1/2047 153,506 147,584
Pool# AS9470
4.50%, 4/1/2047 102,498 101,353
Pool# BH0304
4.50%, 4/1/2047 5,014 4,953
Pool# AS9562
3.00%, 5/1/2047 50,259 45,419
Pool# BM3237
3.50%, 5/1/2047 232,441 218,425
Pool# AS9577
3.50%, 5/1/2047 95,146 87,974
Pool# BM1268
4.00%, 5/1/2047 185,945 178,772
Pool# AS9794
3.50%, 6/1/2047 85,207 79,956
Pool# AS9747
4.00%, 6/1/2047 420,737 404,897
Pool# BM3549
4.00%, 6/1/2047 176,233 169,498
Pool# BE3702
4.00%, 6/1/2047 64,069 61,597
Pool# BM1295
4.50%, 6/1/2047 66,265 65,579
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE9624
4.50%, 6/1/2047 9,397 9,189
Pool# BM3801
3.00%, 7/1/2047 392,208 354,450
Pool# AS9938
3.50%, 7/1/2047 93,526 87,668
Pool# BM1551
3.50%, 7/1/2047 79,582 74,508
Pool# AS9909
3.50%, 7/1/2047 47,904 44,843
Pool# BM1492
4.00%, 7/1/2047 305,306 293,528
Pool# AS9973
4.00%, 7/1/2047 19,869 19,106
Pool# 890673
3.00%, 8/1/2047 198,898 179,793
Pool# MA3087
3.50%, 8/1/2047 157,274 146,085
Pool# CA0240
3.50%, 8/1/2047 81,674 75,947
Pool# BM1658
3.50%, 8/1/2047 62,043 57,962
Pool# BH7375
3.50%, 8/1/2047 54,974 51,357
Pool# CA0123
4.00%, 8/1/2047 234,459 225,631
Pool# BH2597
4.00%, 8/1/2047 157,479 151,411
Pool# BH5359
4.00%, 8/1/2047 80,941 77,819
Pool# CA0133
4.00%, 8/1/2047 28,318 27,226
Pool# BM5787
4.00%, 8/1/2047 8,582 8,259
Pool# CA0407
3.50%, 9/1/2047 123,061 114,597
Pool# BH4004
4.00%, 9/1/2047 135,392 130,196
Pool# BM3556
4.00%, 9/1/2047 81,804 79,255
Pool# CA0392
4.00%, 9/1/2047 55,709 53,560
Pool# CA0265
4.00%, 9/1/2047 16,977 16,328
Pool# CA0487
3.50%, 10/1/2047 330,978 307,769
Pool# BM1959
3.50%, 10/1/2047 233,252 218,838
Pool# CA0493
4.00%, 10/1/2047 148,963 143,231
Pool# BM3015
4.00%, 10/1/2047 99,826 96,586
Pool# CA0549
4.00%, 10/1/2047 85,902 82,583
Pool# CA0496
4.50%, 10/1/2047 111,074 109,786
Pool# CA0623
4.50%, 10/1/2047 23,988 23,750
Pool# CA0693
3.50%, 11/1/2047 242,575 225,566
Pool# CA0680
3.50%, 11/1/2047 119,713 112,255

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3358
3.50%, 11/1/2047 101,686 95,385
Pool# CA0696
4.00%, 11/1/2047 267,973 257,578
Pool# BM3191
4.00%, 11/1/2047 56,500 54,325
Pool# CA0808
4.00%, 11/1/2047 44,373 42,812
Pool# BM3379
3.00%, 12/1/2047 347,333 314,004
Pool# BJ2492
3.50%, 12/1/2047 150,593 140,134
Pool# MA3211
4.00%, 12/1/2047 396,848 382,354
Pool# BJ1699
4.00%, 12/1/2047 118,571 114,637
Pool# MA3238
3.50%, 1/1/2048 250,178 233,022
Pool# CA0991
3.50%, 1/1/2048 239,972 224,864
Pool# CA1015
4.00%, 1/1/2048 159,094 153,338
Pool# CA1025
4.50%, 1/1/2048 197,220 194,810
Pool# CA1189
3.50%, 2/1/2048 954,036 884,844
Pool# BH9280
3.50%, 2/1/2048 500,607 468,089
Pool# CA1242
3.50%, 2/1/2048 112,130 105,537
Pool# MA3277
4.00%, 2/1/2048 8,879 8,532
Pool# BJ8271
4.50%, 2/1/2048 205,652 203,139
Pool# BJ8269
4.50%, 2/1/2048 168,737 166,781
Pool# BK1586
4.50%, 2/1/2048 149,928 148,096
Pool# BJ8270
4.50%, 2/1/2048 111,580 110,195
Pool# CA4341
3.00%, 3/1/2048 90,619 81,221
Pool# MA3305
3.50%, 3/1/2048 26,711 24,820
Pool# BK1972
4.50%, 3/1/2048 35,393 35,036
Pool# BJ0640
5.00%, 3/1/2048 11,581 11,718
Pool# CA1531
3.50%, 4/1/2048 87,794 82,582
Pool# CA1510
3.50%, 4/1/2048 52,903 49,193
Pool# CA1551
4.00%, 4/1/2048 386,777 371,774
Pool# CA1560
4.50%, 4/1/2048 76,163 75,137
Pool# BJ2681
5.00%, 4/1/2048 29,255 29,574
Pool# MA3348
5.00%, 4/1/2048 2,643 2,674
Pool# BM4024
3.50%, 5/1/2048 54,477 51,284
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3358
4.50%, 5/1/2048 117,176 115,697
Pool# MA3374
5.00%, 5/1/2048 7,447 7,535
Pool# CA1898
4.50%, 6/1/2048 93,363 92,280
Pool# CA1951
4.00%, 7/1/2048 93,432 89,784
Pool# BK6577
4.50%, 7/1/2048 9,268 9,132
Pool# CA1988
4.50%, 7/1/2048 3,213 3,173
Pool# BK4766
4.50%, 8/1/2048 159,227 157,251
Pool# CA2376
4.00%, 9/1/2048 89,641 86,085
Pool# MA3472
5.00%, 9/1/2048 9,409 9,514
Pool# MA3495
4.00%, 10/1/2048 132,492 127,236
Pool# BM4664
4.50%, 10/1/2048 56,506 55,781
Pool# CA2493
4.50%, 10/1/2048 53,418 52,722
Pool# BM5024
3.00%, 11/1/2048 449,802 404,401
Pool# FM1001
3.50%, 11/1/2048 31,711 29,574
Pool# MA3521
4.00%, 11/1/2048 143,178 137,475
Pool# MA3536
4.00%, 12/1/2048 107,028 102,534
Pool# CA2779
4.50%, 12/1/2048 208,510 205,792
Pool# BN0340
4.50%, 12/1/2048 155,115 152,921
Pool# BM5212
4.50%, 12/1/2048 39,807 39,238
Pool# FM2888
3.50%, 1/1/2049 1,123,329 1,046,097
Pool# MA3563
4.00%, 1/1/2049 1,576,601 1,513,564
Pool# BN3944
4.00%, 1/1/2049 68,921 66,156
Pool# BN3960
4.50%, 1/1/2049 110,851 109,338
Pool# BN6135
4.00%, 2/1/2049 49,674 47,540
Pool# FM2337
4.50%, 2/1/2049 163,659 161,425
Pool# CA3387
4.00%, 4/1/2049 225,055 216,409
Pool# CA3394
5.00%, 4/1/2049 19,776 19,989
Pool# CA3489
4.00%, 5/1/2049 172,003 165,395
Pool# MA3665
4.50%, 5/1/2049 161,849 159,373
Pool# FM1051
4.50%, 5/1/2049 95,773 94,425
Pool# FM7504
3.50%, 6/1/2049 231,819 215,392

72 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3669
4.00%, 6/1/2049 255,831 245,408
Pool# CA3639
4.00%, 6/1/2049 87,750 84,093
Pool# FM8304
4.00%, 7/1/2049 493,316 473,687
Pool# CA3825
4.00%, 7/1/2049 200,215 193,272
Pool# FM7105
3.50%, 8/1/2049 155,056 144,695
Pool# BO5494
3.00%, 11/1/2049 70,820 63,608
Pool# FM2170
4.00%, 11/1/2049 218,465 209,870
Pool# BO6225
3.00%, 12/1/2049 575,963 512,085
Pool# BO5380
3.00%, 12/1/2049 82,456 74,058
Pool# MA3873
4.00%, 12/1/2049 93,526 89,397
Pool# CA5152
3.00%, 2/1/2050 180,990 160,866
Pool# FM2887
3.00%, 3/1/2050 377,837 335,908
Pool# FM0077
3.00%, 3/1/2050 91,347 81,165
Pool# CA5510
3.00%, 4/1/2050 287,957 255,972
Pool# MA4048
3.00%, 6/1/2050 247,482 219,966
Pool# MA4077
2.00%, 7/1/2050 871,090 709,779
Pool# BP6466
3.00%, 7/1/2050 844,209 749,561
Pool# FM6159
3.00%, 7/1/2050 600,638 532,674
Pool# CA6598
2.50%, 8/1/2050 706,656 604,737
Pool# MA4097
3.00%, 8/1/2050 66,519 59,062
Pool# BQ4909
2.00%, 9/1/2050 1,514,009 1,235,243
Pool# CA6985
2.00%, 9/1/2050 768,602 628,762
Pool# FM4226
2.50%, 9/1/2050 1,844,053 1,575,261
Pool# FM4231
2.50%, 9/1/2050 1,749,535 1,486,757
Pool# FM4222
2.50%, 9/1/2050 420,927 362,275
Pool# CA7029
2.50%, 9/1/2050 400,219 344,570
Pool# CA7972
3.00%, 9/1/2050 508,761 451,247
Pool# CA7572
2.50%, 10/1/2050 2,528,440 2,152,276
Pool# CA7368
2.50%, 10/1/2050 1,056,740 899,640
Pool# CA7369
2.50%, 10/1/2050 763,492 649,906
Pool# MA4181
1.50%, 11/1/2050 786,353 604,884
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA7573
2.50%, 11/1/2050 3,637,093 3,095,982
Pool# FM4859
2.50%, 11/1/2050 885,182 756,159
Pool# FM4808
2.50%, 11/1/2050 713,625 607,536
Pool# FM5480
3.00%, 11/1/2050 462,623 410,038
Pool# FM5169
3.00%, 11/1/2050 443,888 393,570
Pool# FM4969
2.00%, 12/1/2050 1,479,275 1,211,271
Pool# CA8442
2.00%, 1/1/2051 1,802,965 1,473,068
Pool# FM6360
3.00%, 1/1/2051 470,934 417,354
Pool# FM6031
2.00%, 2/1/2051 2,315,050 1,875,456
Pool# CA8823
2.00%, 2/1/2051 929,479 756,732
Pool# CA8893
2.00%, 2/1/2051 928,086 755,596
Pool# BQ9747
2.00%, 2/1/2051 696,999 566,261
Pool# CA8866
2.50%, 2/1/2051 572,355 488,901
Pool# MA4280
1.50%, 3/1/2051 3,228,271 2,481,950
Pool# FM6554
2.00%, 3/1/2051 1,671,640 1,367,492
Pool# MA4281
2.00%, 3/1/2051 1,574,699 1,279,490
Pool# FM6569
2.50%, 3/1/2051 1,923,000 1,635,271
Pool# FM7677
2.50%, 3/1/2051 1,822,932 1,556,825
Pool# FM7460
4.00%, 3/1/2051 632,996 605,879
Pool# CB0149
2.00%, 4/1/2051 286,844 234,136
Pool# BR7647
2.00%, 4/1/2051 195,502 159,577
Pool# BR7703
2.50%, 4/1/2051 313,146 266,430
Pool# MA4325
2.00%, 5/1/2051 826,356 671,180
Pool# CB0400
2.00%, 5/1/2051 262,582 216,371
Pool# CB0514
2.50%, 5/1/2051 1,135,064 972,568
Pool# FS3950
3.00%, 5/1/2051 1,037,216 921,143
Pool# FS1463
4.00%, 5/1/2051 230,508 220,756
Pool# CB0684
2.00%, 6/1/2051 1,158,931 943,396
Pool# CB0819
2.00%, 6/1/2051 1,038,650 845,484
Pool# MA4355
2.00%, 6/1/2051 1,034,585 837,418
Pool# FM7719
2.00%, 6/1/2051 748,674 612,453

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8630
1.50%, 7/1/2051 1,291,307 994,405
Pool# MA4378
2.00%, 7/1/2051 1,865,475 1,514,764
Pool# CB1110
2.00%, 7/1/2051 491,264 400,839
Pool# FM8160
2.50%, 7/1/2051 546,045 469,134
Pool# FM8007
2.50%, 7/1/2051 354,513 301,657
Pool# CB1065
2.50%, 7/1/2051 295,112 250,465
Pool# CB1133
2.50%, 7/1/2051 253,782 215,653
Pool# CB1330
2.50%, 8/1/2051 1,312,336 1,116,773
Pool# FM8011
2.50%, 8/1/2051 1,100,951 943,181
Pool# CB1400
3.00%, 8/1/2051 33,894 30,268
Pool# MA4437
2.00%, 10/1/2051 9,203,617 7,461,261
Pool# BU1052
2.00%, 10/1/2051 417,586 341,330
Pool# FM9082
2.00%, 10/1/2051 414,613 338,598
Pool# FM9081
2.00%, 10/1/2051 149,964 122,481
Pool# FS1215
2.50%, 10/1/2051 942,044 799,326
Pool# FS1473
3.50%, 10/1/2051 1,043,632 967,582
Pool# MA4464
1.50%, 11/1/2051 1,653,332 1,270,332
Pool# CB2038
2.00%, 11/1/2051 4,990,693 4,050,322
Pool# FM9450
2.00%, 11/1/2051 1,681,977 1,375,914
Pool# MA4465
2.00%, 11/1/2051 1,622,304 1,315,163
Pool# FM9411
2.00%, 11/1/2051 1,572,025 1,275,995
Pool# MA4466
2.50%, 11/1/2051 4,678,565 3,960,467
Pool# BU5908
2.00%, 12/1/2051 2,896,034 2,364,753
Pool# CB2297
2.50%, 12/1/2051 3,694,362 3,153,591
Pool# MA4493
2.50%, 12/1/2051 3,012,348 2,554,114
Pool# FM9543
2.50%, 12/1/2051 2,252,500 1,922,776
Pool# CB2410
2.50%, 12/1/2051 1,610,049 1,365,135
Pool# FM9806
2.50%, 12/1/2051 1,385,680 1,182,552
Pool# FM9864
2.50%, 12/1/2051 836,039 715,445
Pool# CB2469
2.50%, 12/1/2051 768,082 654,412
Pool# FM9697
2.50%, 12/1/2051 381,738 326,677
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1192
2.00%, 1/1/2052 3,977,488 3,230,142
Pool# FS1095
2.00%, 1/1/2052 2,415,735 1,962,342
Pool# MA4512
2.50%, 1/1/2052 3,714,633 3,141,401
Pool# FS2639
2.50%, 1/1/2052 810,638 686,913
Pool# FS2040
2.00%, 2/1/2052 1,642,576 1,330,606
Pool# BU9905
2.00%, 2/1/2052 807,091 654,258
Pool# CB2868
2.50%, 2/1/2052 1,529,952 1,306,684
Pool# CB3156
2.00%, 3/1/2052 1,709,205 1,391,487
Pool# CB3159
2.50%, 3/1/2052 1,545,022 1,314,312
Pool# CB3016
2.50%, 3/1/2052 799,927 683,032
Pool# CB3237
3.00%, 3/1/2052 767,851 676,112
Pool# BV5355
2.50%, 4/1/2052 792,499 671,199
Pool# CB3368
3.00%, 4/1/2052 790,320 695,752
Pool# CB3362
3.00%, 4/1/2052 741,559 658,232
Pool# FS2141
3.50%, 6/1/2052 884,528 814,477
Pool# CB3915
4.50%, 6/1/2052 60,238 58,718
Pool# FS3806
2.50%, 7/1/2052 11,739,069 9,907,250
Pool# MA4653
3.00%, 7/1/2052 724,603 637,773
Pool# MA4733
4.50%, 9/1/2052 829,881 808,770
Pool# CB4673
4.50%, 9/1/2052 757,541 746,070
Pool# CB4831
4.50%, 10/1/2052 1,242,946 1,216,619
Pool# MA4785
5.00%, 10/1/2052 2,687,724 2,678,484
Pool# MA4805
4.50%, 11/1/2052 730,066 711,268
Pool# CB5535
5.00%, 1/1/2053 1,698,514 1,695,476
Pool# CB5642
5.50%, 2/1/2053 613,158 622,536
Pool# FS3801
5.50%, 2/1/2053 167,660 170,140
Pool# CB6065
5.00%, 4/1/2053 892,085 890,029
Pool# CB6004
5.50%, 4/1/2053 2,740,137 2,803,812
Pool# CB6082
5.50%, 4/1/2053 609,517 617,568
Pool# CB6182
5.00%, 5/1/2053 872,872 869,466
Pool# CB6650
5.50%, 6/1/2053 1,939,962 1,981,247

74 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA5071
5.00%, 7/1/2053 1,083,417 1,077,624
Pool# FS5214
5.00%, 7/1/2053 657,128 657,343
Pool# FS7303
5.00%, 7/1/2053 546,552 543,038
Pool# MA5073
6.00%, 7/1/2053 1,175,783 1,204,639
Pool# FS5424
4.50%, 8/1/2053 486,508 474,798
Pool# CB6921
6.00%, 8/1/2053 413,458 429,685
Pool# CB7115
6.00%, 9/1/2053 1,303,713 1,351,661
Pool# CB7482
6.00%, 11/1/2053 1,701,339 1,744,949
Pool# CB7484
6.50%, 11/1/2053 1,113,453 1,151,006
Pool# CB7449
6.50%, 11/1/2053 231,409 239,943
Pool# FS6294
6.50%, 11/1/2053 180,215 186,662
Pool# CB7650
6.50%, 12/1/2053 2,267,683 2,389,445
Pool# CB7653
6.50%, 12/1/2053 899,294 944,625
Pool# FS6529
6.50%, 12/1/2053 793,975 832,800
Pool# CB7649
6.50%, 12/1/2053 618,064 652,580
Pool# CB7652
6.50%, 12/1/2053 511,981 538,139
Pool# CB7803
6.50%, 1/1/2054 167,977 175,944
Pool# CB7865
6.50%, 1/1/2054 130,708 135,881
Pool# FS7172
6.50%, 2/1/2054 325,387 340,227
Pool# CB8024
6.50%, 2/1/2054 293,007 311,566
Pool# MA5297
6.50%, 3/1/2054 46,460 48,024
Pool# CB8756
6.00%, 6/1/2054 1,000,190 1,026,408
Pool# CB8823
6.50%, 7/1/2054 518,300 541,291
Pool# MA5445
6.00%, 8/1/2054 2,558,724 2,615,829
Pool# CB9009
6.00%, 8/1/2054 1,533,987 1,585,201
Pool# CB9010
6.00%, 8/1/2054 313,177 320,849
Pool# CB9031
6.50%, 8/1/2054 1,594,513 1,661,650
Pool# FS8674
6.50%, 8/1/2054 642,566 667,256
Pool# FA2727
6.50%, 8/1/2054 415,112 433,238
Pool# MA5496
5.00%, 10/1/2054 3,709,518 3,680,714
Pool# CB9472
5.00%, 11/1/2054 1,166,924 1,160,434
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FA2035
6.00%, 11/1/2054 1,000,417 1,032,336
Pool# CB9738
5.00%, 1/1/2055 1,586,322 1,577,228
Pool# CC0750
6.50%, 7/1/2055 60,187 62,627
Pool# FA2810
6.00%, 9/1/2055 1,352,000 1,383,586
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 10/25/2040 2,840,250 2,540,526
2.00%, 10/25/2040 1,249,750 1,148,330
3.50%, 10/25/2040 693,000 671,326
4.00%, 10/25/2040 1,093,000 1,074,850
4.50%, 10/25/2040 215,000 214,717
5.00%, 10/25/2040 35,000 35,361
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 10/25/2055 7,425,000 7,585,288
6.50%, 10/25/2055 1,712,500 1,769,669
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
4.00%, 10/25/2055 1,475,000 1,389,985
4.50%, 10/25/2055 6,200,000 6,013,119
5.00%, 10/25/2055 2,601,000 2,579,300
5.50%, 10/25/2055 11,350,000 11,443,501
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 480 485
Pool# 486936
6.50%, 2/15/2029 193 199
Pool# 502969
6.00%, 3/15/2029 921 946
Pool# 487053
7.00%, 3/15/2029 317 319
Pool# 781014
6.00%, 4/15/2029 510 521
Pool# 509099
7.00%, 6/15/2029 1,512 1,523
Pool# 434505
7.50%, 8/15/2029 26 26
Pool# 781124
7.00%, 12/15/2029 2,054 2,128
Pool# 507396
7.50%, 9/15/2030 16,269 16,375
Pool# 531352
7.50%, 9/15/2030 1,199 1,208
Pool# 536334
7.50%, 10/15/2030 99 99
Pool# 535388
7.50%, 1/15/2031 323 325
Pool# 486019
7.50%, 1/15/2031 319 321
Pool# 528589
6.50%, 3/15/2031 5,711 5,841
Pool# 508473
7.50%, 4/15/2031 1,643 1,662
Pool# 544470
8.00%, 4/15/2031 227 228
Pool# 781287
7.00%, 5/15/2031 1,006 1,050

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 75
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781319
7.00%, 7/15/2031 336 353
Pool# 485879
7.00%, 8/15/2031 966 976
Pool# 572554
6.50%, 9/15/2031 12,590 12,875
Pool# 781328
7.00%, 9/15/2031 937 978
Pool# 550991
6.50%, 10/15/2031 319 332
Pool# 571267
7.00%, 10/15/2031 121 122
Pool# 555171
6.50%, 12/15/2031 787 817
Pool# 781380
7.50%, 12/15/2031 324 341
Pool# 781481
7.50%, 1/15/2032 1,466 1,536
Pool# 580972
6.50%, 2/15/2032 97 98
Pool# 781401
7.50%, 2/15/2032 1,161 1,240
Pool# 781916
6.50%, 3/15/2032 8,468 8,691
Pool# 552474
7.00%, 3/15/2032 2,420 2,510
Pool# 781478
7.50%, 3/15/2032 624 660
Pool# 781429
8.00%, 3/15/2032 1,141 1,208
Pool# 781431
7.00%, 4/15/2032 4,241 4,466
Pool# 552616
7.00%, 6/15/2032 18,490 19,022
Pool# 570022
7.00%, 7/15/2032 6,967 7,219
Pool# 595077
6.00%, 10/15/2032 2,206 2,268
Pool# 552903
6.50%, 11/15/2032 31,786 33,150
Pool# 552952
6.00%, 12/15/2032 1,731 1,777
Pool# 602102
6.00%, 2/15/2033 9,953 10,069
Pool# 588192
6.00%, 2/15/2033 2,050 2,084
Pool# 553144
5.50%, 4/15/2033 5,039 5,131
Pool# 604243
6.00%, 4/15/2033 3,454 3,539
Pool# 611526
6.00%, 5/15/2033 5,531 5,573
Pool# 553320
6.00%, 6/15/2033 10,580 10,866
Pool# 604788
6.50%, 11/15/2033 29,674 30,670
Pool# 781688
6.00%, 12/15/2033 12,172 12,624
Pool# 604875
6.00%, 12/15/2033 10,594 10,898
Pool# 781690
6.00%, 12/15/2033 4,493 4,657
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781699
7.00%, 12/15/2033 1,233 1,242
Pool# 621856
6.00%, 1/15/2034 6,524 6,731
Pool# 564799
6.00%, 3/15/2034 4,549 4,664
Pool# 630038
6.50%, 8/15/2034 23,466 24,729
Pool# 781804
6.00%, 9/15/2034 12,380 13,041
Pool# 781847
6.00%, 12/15/2034 9,451 9,956
Pool# 486921
5.50%, 2/15/2035 2,719 2,757
Pool# 781902
6.00%, 2/15/2035 13,423 14,139
Pool# 781933
6.00%, 6/15/2035 1,375 1,448
Pool# 649513
5.50%, 10/15/2035 54,656 56,592
Pool# 649510
5.50%, 10/15/2035 29,328 30,367
Pool# 652207
5.50%, 3/15/2036 32,893 34,012
Pool# 655519
5.00%, 5/15/2036 15,380 15,754
Pool# 652539
5.00%, 5/15/2036 5,247 5,328
Pool# 606308
5.50%, 5/15/2036 5,252 5,438
Pool# 657912
6.50%, 8/15/2036 2,587 2,692
Pool# 697957
4.50%, 3/15/2039 407,281 403,620
Pool# 704630
5.50%, 7/15/2039 13,952 14,445
Pool# 710724
4.50%, 8/15/2039 108,373 108,247
Pool# 722292
5.00%, 9/15/2039 266,351 273,059
Pool# 782803
6.00%, 11/15/2039 123,604 130,239
Pool# 736666
4.50%, 4/15/2040 301,829 295,245
Pool# 733312
4.00%, 9/15/2040 31,947 30,822
Pool# 742235
4.00%, 12/15/2040 67,632 65,250
Pool# 755959
4.00%, 1/15/2041 64,932 62,718
Pool# 755958
4.00%, 1/15/2041 61,946 59,833
Pool# 742244
4.00%, 1/15/2041 53,625 51,736
Pool# 759075
4.00%, 1/15/2041 51,947 50,117
Pool# 753826
4.00%, 1/15/2041 28,230 27,236
Pool# 690662
4.00%, 1/15/2041 14,171 13,672
Pool# 719486
4.00%, 1/15/2041 6,261 6,006

76 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 759207
4.00%, 2/15/2041 117,642 113,499
Pool# 757555
4.00%, 2/15/2041 12,868 12,429
Pool# 757557
4.00%, 2/15/2041 6,644 6,426
Pool# 738107
4.00%, 3/15/2041 146,754 140,771
Pool# 784637
4.00%, 8/15/2041 46,299 44,850
Pool# 778869
4.00%, 2/15/2042 87,663 84,563
Pool# AD8789
3.50%, 3/15/2043 297,002 277,188
Pool# AD2254
3.50%, 3/15/2043 38,458 35,952
Pool# AA6403
3.00%, 5/15/2043 355,218 324,962
Pool# AD2411
3.50%, 5/15/2043 169,865 159,114
Pool# 783781
3.50%, 6/15/2043 253,043 235,513
Pool# 784015
3.00%, 7/15/2043 67,960 62,173
Pool# 784459
3.00%, 12/15/2046 157,706 142,611
Pool# 784293
3.00%, 12/15/2046 45,070 40,581
Pool# 784355
4.00%, 12/15/2046 65,102 61,597
Pool# 784500
3.00%, 2/15/2047 334,787 302,193
Pool# 784713
3.00%, 2/15/2047 86,229 77,845
Pool# 784747
4.00%, 5/15/2048 44,740 42,610
Pool# 784715
4.00%, 5/15/2048 36,900 35,255
Pool# 785073
4.00%, 9/15/2049 55,641 53,013
Pool# BD4016
3.00%, 10/15/2049 125,537 112,347
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 145,600 149,757
Pool# 4245
6.00%, 9/20/2038 58,982 63,010
Pool# 4559
5.00%, 10/20/2039 138,309 142,399
Pool# 4715
5.00%, 6/20/2040 35,851 36,868
Pool# 4747
5.00%, 7/20/2040 404,059 414,518
Pool# 4771
4.50%, 8/20/2040 333,564 335,539
Pool# 4802
5.00%, 9/20/2040 277,741 284,931
Pool# 4834
4.50%, 10/20/2040 91,066 91,605
Pool# 737727
4.00%, 12/20/2040 547,191 526,589
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 737730
4.00%, 12/20/2040 163,032 155,839
Pool# 4923
4.50%, 1/20/2041 142,615 143,460
Pool# 4978
4.50%, 3/20/2041 20,014 20,133
Pool# 5017
4.50%, 4/20/2041 204,256 205,465
Pool# 5056
5.00%, 5/20/2041 70,083 71,811
Pool# 5082
4.50%, 6/20/2041 82,449 82,481
Pool# 5175
4.50%, 9/20/2041 97,624 98,203
Pool# 675523
3.50%, 3/20/2042 107,943 98,945
Pool# 5332
4.00%, 3/20/2042 92,948 89,963
Pool# MA0392
3.50%, 9/20/2042 854,490 811,027
Pool# MA0462
3.50%, 10/20/2042 677,929 643,585
Pool# MA0534
3.50%, 11/20/2042 1,537,295 1,458,464
Pool# MA0625
3.50%, 12/20/2042 323,647 307,050
Pool# MA0698
3.00%, 1/20/2043 355,213 327,081
Pool# MA0852
3.50%, 3/20/2043 359,041 339,470
Pool# MA0934
3.50%, 4/20/2043 326,609 309,055
Pool# AF1001
3.50%, 6/20/2043 292,520 268,494
Pool# MA1376
4.00%, 10/20/2043 141,715 136,869
Pool# AJ9335
3.50%, 10/20/2044 31,723 28,930
Pool# MA2677
3.00%, 3/20/2045 117,274 106,628
Pool# MA2754
3.50%, 4/20/2045 217,096 202,740
Pool# MA2824
2.50%, 5/20/2045 245,973 217,064
Pool# MA2825
3.00%, 5/20/2045 462,350 419,945
Pool# AM4381
3.50%, 5/20/2045 292,890 265,740
Pool# MA2891
3.00%, 6/20/2045 785,404 713,126
Pool# MA2892
3.50%, 6/20/2045 165,278 154,042
Pool# MA2960
3.00%, 7/20/2045 270,425 245,525
Pool# 784156
4.00%, 8/20/2045 113,802 108,467
Pool# AO1103
3.50%, 9/20/2045 466,295 427,393
Pool# AO1099
3.50%, 9/20/2045 254,589 233,350
Pool# MA3106
4.00%, 9/20/2045 63,458 60,968

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 77
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3172
3.00%, 10/20/2045 130,553 118,517
Pool# MA3173
3.50%, 10/20/2045 89,919 83,768
Pool# MA3174
4.00%, 10/20/2045 7,884 7,607
Pool# MA3243
3.00%, 11/20/2045 248,971 226,006
Pool# MA3244
3.50%, 11/20/2045 237,476 221,207
Pool# 784098
3.00%, 12/20/2045 485,228 440,421
Pool# MA3309
3.00%, 12/20/2045 424,895 385,658
Pool# MA3310
3.50%, 12/20/2045 175,307 163,071
Pool# 784111
3.00%, 1/20/2046 253,121 229,734
Pool# MA3377
4.00%, 1/20/2046 35,255 33,828
Pool# 784119
3.00%, 2/20/2046 483,189 438,571
Pool# 784115
3.00%, 2/20/2046 22,095 20,054
Pool# MA3520
3.00%, 3/20/2046 321,634 291,917
Pool# MA3521
3.50%, 3/20/2046 616,012 572,171
Pool# MA3522
4.00%, 3/20/2046 241,205 231,668
Pool# MA3596
3.00%, 4/20/2046 168,213 152,644
Pool# MA3597
3.50%, 4/20/2046 176,795 164,613
Pool# MA3662
3.00%, 5/20/2046 643,378 583,798
Pool# MA3735
3.00%, 6/20/2046 391,002 354,751
Pool# MA3736
3.50%, 6/20/2046 1,003,523 933,853
Pool# MA3804
4.00%, 7/20/2046 37,184 35,633
Pool# MA3873
3.00%, 8/20/2046 841,338 762,915
Pool# MA3876
4.50%, 8/20/2046 39,356 39,055
Pool# MA3936
3.00%, 9/20/2046 847,034 768,372
Pool# MA3939
4.50%, 9/20/2046 6,192 6,174
Pool# MA4006
4.50%, 10/20/2046 122,960 122,171
Pool# MA4068
3.00%, 11/20/2046 127,933 115,919
Pool# MA4069
3.50%, 11/20/2046 13,188 12,261
Pool# MA4070
4.00%, 11/20/2046 22,997 22,038
Pool# MA4071
4.50%, 11/20/2046 8,110 8,049
Pool# MA4125
2.50%, 12/20/2046 75,233 66,387
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4126
3.00%, 12/20/2046 1,310,410 1,185,726
Pool# MA4194
2.50%, 1/20/2047 293,934 259,377
Pool# MA4196
3.50%, 1/20/2047 82,422 76,465
Pool# MA4261
3.00%, 2/20/2047 346,773 313,782
Pool# MA4262
3.50%, 2/20/2047 1,245,519 1,157,227
Pool# MA4264
4.50%, 2/20/2047 9,693 9,616
Pool# MA4321
3.50%, 3/20/2047 624,681 580,398
Pool# AZ1974
3.50%, 4/20/2047 163,819 150,856
Pool# MA4382
3.50%, 4/20/2047 106,819 98,350
Pool# MA4383
4.00%, 4/20/2047 489,109 468,051
Pool# MA4384
4.50%, 4/20/2047 11,424 11,337
Pool# MA4509
3.00%, 6/20/2047 121,691 110,000
Pool# MA4511
4.00%, 6/20/2047 231,182 221,181
Pool# MA4512
4.50%, 6/20/2047 27,246 27,038
Pool# MA4585
3.00%, 7/20/2047 21,991 19,939
Pool# MA4587
4.00%, 7/20/2047 693,558 663,553
Pool# 784471
3.50%, 8/20/2047 269,621 249,367
Pool# BC1888
3.50%, 8/20/2047 262,011 241,277
Pool# MA4652
3.50%, 8/20/2047 243,031 225,600
Pool# MA4653
4.00%, 8/20/2047 36,676 35,089
Pool# 784408
3.50%, 10/20/2047 179,594 165,679
Pool# MA4780
4.50%, 10/20/2047 8,946 8,860
Pool# MA4836
3.00%, 11/20/2047 226,802 205,011
Pool# MA4837
3.50%, 11/20/2047 214,767 199,363
Pool# MA4838
4.00%, 11/20/2047 950,990 909,845
Pool# 784421
3.50%, 12/20/2047 266,183 248,172
Pool# MA4900
3.50%, 12/20/2047 154,644 144,158
Pool# MA4962
3.50%, 1/20/2048 313,667 291,171
Pool# MA5018
3.00%, 2/20/2048 85,870 77,593
Pool# MA5019
3.50%, 2/20/2048 16,240 15,076
Pool# 784480
3.50%, 4/20/2048 206,313 190,799

78 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784479
3.50%, 4/20/2048 151,411 140,228
Pool# 784481
3.50%, 4/20/2048 65,026 59,954
Pool# MA5137
4.00%, 4/20/2048 198,988 189,884
Pool# BD4034
4.00%, 4/20/2048 72,183 68,211
Pool# MA5138
4.50%, 4/20/2048 81,679 80,755
Pool# MA5192
4.00%, 5/20/2048 369,019 353,885
Pool# MA5265
4.50%, 6/20/2048 147,054 145,471
Pool# MA5331
4.50%, 7/20/2048 66,233 65,484
Pool# MA5398
4.00%, 8/20/2048 371,153 354,597
Pool# MA5399
4.50%, 8/20/2048 181,499 179,549
Pool# MA5465
3.50%, 9/20/2048 58,581 54,310
Pool# MA5466
4.00%, 9/20/2048 82,793 79,209
Pool# BJ2692
4.00%, 11/20/2048 55,357 51,760
Pool# MA5597
5.00%, 11/20/2048 6,040 6,118
Pool# MA5652
4.50%, 12/20/2048 84,450 83,386
Pool# 784656
4.50%, 12/20/2048 51,138 49,532
Pool# BK2856
4.50%, 12/20/2048 11,874 11,490
Pool# MA5653
5.00%, 12/20/2048 17,524 17,772
Pool# MA5712
5.00%, 1/20/2049 65,581 66,576
Pool# MA5818
4.50%, 3/20/2049 59,269 58,703
Pool# MA5878
5.00%, 4/20/2049 6,808 6,906
Pool# MA5987
4.50%, 6/20/2049 390,603 386,890
Pool# MA6041
4.50%, 7/20/2049 105,926 104,254
Pool# MA6092
4.50%, 8/20/2049 45,387 44,472
Pool# MA6153
3.00%, 9/20/2049 87,841 78,752
Pool# MA6474
3.00%, 2/20/2050 565,841 507,088
Pool# MA6542
3.50%, 3/20/2050 140,487 129,307
Pool# MA6657
3.50%, 5/20/2050 281,343 258,229
Pool# MA6766
3.00%, 7/20/2050 691,306 619,344
Pool# BW4732
2.50%, 8/20/2050 772,374 653,324
Pool# BW6206
2.50%, 8/20/2050 726,583 614,592
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6820
3.00%, 8/20/2050 572,153 513,098
Pool# MA6821
3.50%, 8/20/2050 465,473 426,906
Pool# MA6864
2.00%, 9/20/2050 1,077,364 891,046
Pool# BW4741
2.50%, 9/20/2050 820,313 693,876
Pool# BY0776
2.50%, 9/20/2050 530,243 448,513
Pool# BY0805
2.50%, 9/20/2050 495,521 419,146
Pool# MA6994
2.00%, 11/20/2050 1,436,407 1,187,989
Pool# MA7051
2.00%, 12/20/2050 2,043,298 1,689,292
Pool# MA7053
3.00%, 12/20/2050 685,960 614,500
Pool# MA7136
2.50%, 1/20/2051 1,496,528 1,289,486
Pool# MA7192
2.00%, 2/20/2051 3,643,081 3,016,406
Pool# MA7367
2.50%, 5/20/2051 3,084,150 2,656,478
Pool# MA7472
2.50%, 7/20/2051 2,681,029 2,310,068
Pool# MA7534
2.50%, 8/20/2051 2,237,902 1,928,250
Pool# MA7647
1.50%, 10/20/2051 335,846 266,075
Pool# MA7648
2.00%, 10/20/2051 2,924,775 2,417,973
Pool# MA7650
3.00%, 10/20/2051 1,867,577 1,668,804
Pool# MA7704
2.00%, 11/20/2051 749,678 619,773
Pool# MA7705
2.50%, 11/20/2051 1,306,890 1,125,653
Pool# MA7766
2.00%, 12/20/2051 2,870,695 2,373,245
Pool# MA7767
2.50%, 12/20/2051 1,451,727 1,250,400
Pool# MA7826
2.00%, 1/20/2052 939,865 776,996
Pool# MA7935
2.00%, 3/20/2052 2,994,736 2,475,765
Pool# 786843
3.00%, 3/20/2052 403,394 354,667
Pool# MA7986
2.00%, 4/20/2052 3,339,848 2,761,058
Pool# MA7987
2.50%, 4/20/2052 3,803,772 3,276,260
Pool# MA8042
2.50%, 5/20/2052 685,807 590,698
Pool# MA8043
3.00%, 5/20/2052 776,820 693,744
Pool# MA8147
2.50%, 7/20/2052 216,661 186,827
Pool# MA8148
3.00%, 7/20/2052 1,499,452 1,340,640
Pool# MA8197
2.50%, 8/20/2052 853,087 738,206

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 79
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8265
3.00%, 9/20/2052 372,218 332,911
Pool# MA8491
5.50%, 12/20/2052 638,946 648,069
Pool# MA8726
5.50%, 3/20/2053 276,710 280,307
Pool# MA8800
5.00%, 4/20/2053 967,861 967,062
Pool# MA8801
5.50%, 4/20/2053 1,237,217 1,254,033
Pool# MA8879
5.50%, 5/20/2053 473,234 479,479
Pool# MA8946
4.50%, 6/20/2053 3,020,113 2,940,478
Pool# MA8948
5.50%, 6/20/2053 1,096,272 1,110,197
Pool# MA9016
5.00%, 7/20/2053 2,490,075 2,483,529
Pool# 786798
5.50%, 7/20/2053 389,597 395,991
Pool# MA9243
6.50%, 10/20/2053 664,543 684,473
Pool# MA9605
5.50%, 4/20/2054 1,412,649 1,426,684
Pool# MA9780
6.00%, 7/20/2054 1,701,778 1,735,207
Pool# MA9851
5.50%, 8/20/2054 1,105,216 1,115,541
Pool# MA9852
6.00%, 8/20/2054 2,078,204 2,118,472
Pool# MA9965
5.50%, 10/20/2054 2,616,138 2,637,993
Pool# MB0024
4.50%, 11/20/2054 1,576,874 1,530,161
Pool# MB0207
6.50%, 2/20/2055 86,568 88,933
Pool# MB0261
6.50%, 3/20/2055 48,629 49,991
Pool# MB0310
6.50%, 4/20/2055 78,417 80,640
Pool# MB0426
6.50%, 6/20/2055 419,780 431,976
Pool# MB0558
6.50%, 8/20/2055 383,021 395,115
Pool# MB0625
6.50%, 9/20/2055 18,000 18,546
GNMA TBA
4.00%, 10/15/2055 3,814,000 3,585,537
4.50%, 10/15/2055 2,325,000 2,254,324
5.00%, 10/15/2055 6,525,000 6,489,890
5.50%, 10/15/2055 3,275,000 3,299,373
6.00%, 10/15/2055 5,400,000 5,491,873
6.50%, 10/15/2055 3,425,000 3,517,548
Total Mortgage-Backed Securities
(cost $606,048,655)
559,590,294
Municipal Bonds 0 .5%
Principal
Amount ($) Value ($)
California 0 .2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 114,146
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 264,207
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 62,515
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 70,598
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 337,349
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 89,683
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 213,054
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 161,735
Series F, 6.58%, 5/15/2049 200,000 215,715
Series N, 3.26%, 5/15/2060 230,000 147,618
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 104,438
State of California
7.55%, 4/1/2039 1,410,000 1,720,362
7.63%, 3/1/2040 425,000 515,441
University of California
Series BD, 3.35%, 7/1/2029 200,000 197,167
Series AQ, 4.77%,
5/15/2115 150,000 124,876
4,338,904
Connecticut 0 .0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 537,598
Florida 0 .0%
†
State Board of Administration
Finance Corp., RB, Series
A, 2.15%, 7/1/2030 105,000 96,058
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 461,000 501,603
Illinois 0 .1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 276,872 309,345
State of Illinois, GO, 5.10%,
6/1/2033 824,559 838,811
1,148,156

80 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
Series A, 4.48%, 8/1/2039 50,000 48,502
5.20%, 12/1/2039 95,000 98,137
146,639
Michigan 0 .0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 62,542
New Jersey 0 .0%
†
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 125,000 131,406
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 531,370
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 260,416
923,192
New York 0 .1%
City of New York
Series B-2, 5.26%,
10/1/2052 35,000 33,991
Series D-1, 5.11%,
10/1/2054 35,000 33,444
Metropolitan Transportation
Authority Dedicated Tax
Fund, RB, Series C, 7.34%,
11/15/2039 400,000 477,865
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 299,873
New York State Dormitory
Authority
Series B, 5.23%, 7/1/2035 100,000 104,007
Series F, 5.63%, 3/15/2039 250,000 259,514
Port Authority of New York &
New Jersey
Series 159, 6.04%,
12/1/2029 620,000 670,214
3.18%, 7/15/2060 135,000 88,455
1,967,363
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 100,189
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 149,464
249,653
Municipal Bonds
Principal
Amount ($) Value ($)
Oklahoma 0 .0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 58,611
4.38%, 11/1/2045 60,000 57,183
115,794
South Carolina 0 .0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 107,458
Texas 0 .1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 190,615
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 208,840
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 70,730
Series A, 4.51%, 11/1/2051 45,000 39,528
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 31,708
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 150,000 153,073
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 132,401 136,412
Series A-2, 5.17%,
4/1/2041 140,000 142,616
973,522
Virginia 0 .0%
†
University of Virginia,
RB, 2.26%, 9/1/2050 90,000 53,098
Total Municipal Bonds
(cost $11,316,324)
11,221,580
Supranational 1 .1%
African Development Bank
4.38%, 3/14/2028 500,000 507,977
3.50%, 9/18/2029 200,000 198,184
4.00%, 3/18/2030 150,000 151,388
Asian Development Bank
1.50%, 1/20/2027 760,000 738,107
3.75%, 4/25/2028 1,250,000 1,252,180
4.50%, 8/25/2028 700,000 715,768
1.88%, 1/24/2030 500,000 462,787
3.75%, 8/28/2030 120,000 119,791
4.00%, 1/12/2033 350,000 349,603
3.88%, 6/14/2033 200,000 197,742
4.13%, 1/12/2034 400,000 400,831
4.38%, 3/22/2035 115,000 116,787

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 81
Supranational
Principal
Amount ($) Value ($)
Asian Infrastructure
Investment Bank (The)
4.00%, 1/18/2028(b) 350,000 352,374
4.13%, 1/18/2029 1,000,000 1,013,691
4.50%, 1/16/2030 55,000 56,585
Corp. Andina de Fomento,
5.00%, 1/24/2029 200,000 205,707
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029(b) 1,000,000 1,013,163
European Investment Bank
0.75%, 10/26/2026 290,000 280,694
2.38%, 5/24/2027(b) 2,000,000 1,957,949
4.50%, 3/14/2030 45,000 46,376
3.63%, 7/15/2030 900,000 894,065
3.88%, 10/15/2030 115,000 115,450
1.25%, 2/14/2031 300,000 262,803
4.25%, 8/16/2032(b) 120,000 121,957
3.75%, 2/14/2033 900,000 885,949
4.13%, 2/13/2034 400,000 401,350
4.63%, 2/12/2035(b) 100,000 103,595
Inter-American Development
Bank
2.25%, 6/18/2029 250,000 237,366
3.50%, 9/14/2029 900,000 892,285
4.50%, 2/15/2030 50,000 51,482
3.75%, 6/14/2030 50,000 49,938
1.13%, 1/13/2031 400,000 348,553
3.63%, 9/17/2031 200,000 196,977
3.50%, 4/12/2033 750,000 721,867
4.38%, 7/17/2034 210,000 213,777
4.38%, 7/16/2035 135,000 136,682
Inter-American Investment
Corp.
4.25%, 2/14/2029(b) 200,000 202,623
4.25%, 4/1/2030 100,000 101,493
International Bank for
Reconstruction &
Development
1.88%, 10/27/2026 400,000 391,732
2.50%, 11/22/2027 1,000,000 976,071
3.50%, 7/12/2028 1,000,000 995,191
1.13%, 9/13/2028 1,000,000 929,210
3.88%, 10/16/2029 75,000 75,395
3.88%, 2/14/2030 850,000 853,817
4.13%, 3/20/2030 310,000 314,590
0.88%, 5/14/2030 1,000,000 877,916
4.00%, 7/25/2030 300,000 302,818
4.00%, 1/10/2031 700,000 705,254
1.63%, 11/3/2031 1,000,000 876,168
4.63%, 1/15/2032 60,000 62,276
4.00%, 5/6/2032 40,000 40,074
4.75%, 11/14/2033 600,000 627,203
3.88%, 8/28/2034 300,000 294,322
4.38%, 8/27/2035 100,000 101,325
International Finance Corp.,
4.50%, 7/13/2028 400,000 408,535
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development
Nordic Investment Bank,
4.38%, 3/14/2028 500,000 507,862
Total Supranational
(cost $25,783,582)
25,415,655
U.S. Government Agency Securities 0 .4%
FHLB, 5.50%, 7/15/2036(b) 1,500,000 1,642,002
FHLMC, 6.25%, 7/15/2032(b) 1,245,000 1,413,246
FNMA
6.25%, 5/15/2029 2,500,000 2,717,867
7.25%, 5/15/2030 2,000,000 2,296,105
0.88%, 8/5/2030 440,000 384,640
Tennessee Valley Authority
4.88%, 1/15/2048 500,000 482,844
5.25%, 2/1/2055(b) 25,000 24,920
Total U.S. Government Agency Securities
(cost $9,379,915)
8,961,624
U.S. Treasury Obligations 44 .9%
U.S. Treasury Bonds
6.50%, 11/15/2026 3,000,000 3,099,375
5.50%, 8/15/2028 3,000,000 3,155,039
5.38%, 2/15/2031 250,000 269,141
4.25%, 5/15/2039 1,810,000 1,782,002
4.50%, 8/15/2039 1,080,000 1,088,016
4.38%, 11/15/2039 300,000 297,562
1.13%, 5/15/2040 6,000,000 3,821,016
4.38%, 5/15/2040 450,000 445,307
1.13%, 8/15/2040 3,000,000 1,891,875
3.88%, 8/15/2040 1,000,000 932,148
1.38%, 11/15/2040 4,865,000 3,174,032
1.88%, 2/15/2041 5,000,000 3,515,039
4.75%, 2/15/2041 (b) 1,000,000 1,025,742
2.25%, 5/15/2041 4,330,000 3,208,090
1.75%, 8/15/2041 4,300,000 2,917,617
3.75%, 8/15/2041 2,910,000 2,644,576
2.00%, 11/15/2041 11,500,000 8,076,055
3.13%, 11/15/2041 4,100,000 3,415,172
2.38%, 2/15/2042 3,000,000 2,223,047
3.13%, 2/15/2042 1,000,000 829,688
3.00%, 5/15/2042 (b) 1,000,000 811,289
3.25%, 5/15/2042 2,000,000 1,680,156
2.75%, 8/15/2042 1,000,000 778,242
3.38%, 8/15/2042 1,473,000 1,255,042
2.75%, 11/15/2042 1,500,000 1,161,738
4.00%, 11/15/2042 3,000,000 2,773,594
3.13%, 2/15/2043 1,750,000 1,428,369
3.88%, 2/15/2043 1,331,000 1,208,038
2.88%, 5/15/2043 2,850,000 2,232,797
4.38%, 8/15/2043 1,000,000 965,078
4.75%, 11/15/2043 1,008,000 1,018,710
3.63%, 2/15/2044 3,500,000 3,038,027
4.50%, 2/15/2044 5,911,000 5,781,466
3.38%, 5/15/2044 4,000,000 3,338,125
4.63%, 5/15/2044 2,000,000 1,985,391

82 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.13%, 8/15/2044 3,700,000 2,962,457
4.13%, 8/15/2044 946,000 878,080
3.00%, 11/15/2044 5,500,000 4,303,105
4.63%, 11/15/2044 1,270,000 1,258,193
2.50%, 2/15/2045 3,500,000 2,507,012
4.75%, 2/15/2045 (b) 1,845,000 1,856,531
3.00%, 5/15/2045 4,840,000 3,766,503
5.00%, 5/15/2045 1,630,000 1,692,653
2.88%, 8/15/2045 3,300,000 2,507,613
2.50%, 2/15/2046 2,500,000 1,764,746
2.50%, 5/15/2046 3,000,000 2,109,492
3.00%, 2/15/2047 2,000,000 1,527,187
3.00%, 5/15/2047 2,000,000 1,522,656
2.75%, 8/15/2047 2,500,000 1,812,305
2.75%, 11/15/2047 3,200,000 2,312,875
3.00%, 2/15/2048 3,000,000 2,265,469
3.13%, 5/15/2048 2,000,000 1,542,187
3.00%, 8/15/2048 3,000,000 2,255,625
3.38%, 11/15/2048 4,000,000 3,213,281
3.00%, 2/15/2049 3,000,000 2,246,250
2.88%, 5/15/2049 3,500,000 2,553,359
2.25%, 8/15/2049 3,000,000 1,914,844
2.38%, 11/15/2049 800,000 523,437
2.00%, 2/15/2050 2,630,000 1,572,761
1.25%, 5/15/2050 (b) 21,000 10,301
1.38%, 8/15/2050 5,000,000 2,514,062
1.63%, 11/15/2050 3,590,000 1,926,259
1.88%, 2/15/2051 6,400,000 3,655,750
2.38%, 5/15/2051 5,000,000 3,216,797
2.00%, 8/15/2051 7,200,000 4,218,188
1.88%, 11/15/2051 7,100,000 4,016,492
2.25%, 2/15/2052 6,000,000 3,721,641
2.88%, 5/15/2052 5,500,000 3,924,766
3.00%, 8/15/2052 5,200,000 3,803,313
4.00%, 11/15/2052 (b) 4,800,000 4,247,813
3.63%, 2/15/2053 5,100,000 4,216,465
3.63%, 5/15/2053 5,200,000 4,294,875
4.13%, 8/15/2053 5,000,000 4,519,336
4.75%, 11/15/2053 4,829,000 4,837,300
4.25%, 2/15/2054 6,220,000 5,741,352
4.63%, 5/15/2054 4,700,000 4,617,750
4.25%, 8/15/2054 7,113,000 6,566,188
4.50%, 11/15/2054 (b) 3,733,000 3,594,325
4.63%, 2/15/2055 4,236,000 4,163,856
4.75%, 5/15/2055 (b) 4,756,000 4,770,862
4.75%, 8/15/2055 2,946,000 2,956,127
U.S. Treasury Notes
4.63%, 11/15/2026 4,000,000 4,038,906
1.25%, 11/30/2026 2,000,000 1,944,141
4.25%, 11/30/2026 6,000,000 6,035,391
4.38%, 12/15/2026 10,000,000 10,078,125
1.25%, 12/31/2026 6,000,000 5,821,641
4.25%, 12/31/2026 13,593,000 13,680,611
4.00%, 1/15/2027 8,000,000 8,030,000
4.13%, 1/31/2027 14,862,000 14,942,115
2.25%, 2/15/2027 1,200,000 1,177,078
4.13%, 2/15/2027 10,000,000 10,057,812
1.88%, 2/28/2027 2,500,000 2,438,379
4.25%, 3/15/2027 7,500,000 7,560,937
2.50%, 3/31/2027 (b) 2,500,000 2,457,812
3.88%, 3/31/2027 7,634,000 7,656,663
4.50%, 4/15/2027 5,000,000 5,061,719
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.75%, 4/30/2027 3,500,000 3,451,738
3.75%, 4/30/2027 10,734,000 10,749,095
2.38%, 5/15/2027 5,700,000 5,585,555
2.63%, 5/31/2027 3,000,000 2,950,312
3.88%, 5/31/2027 7,326,000 7,351,469
4.63%, 6/15/2027 3,000,000 3,047,695
3.75%, 6/30/2027 7,323,000 7,336,159
4.38%, 7/15/2027 5,000,000 5,062,695
2.75%, 7/31/2027 3,000,000 2,953,125
3.88%, 7/31/2027 (b) 19,668,000 19,748,669
2.25%, 8/15/2027 5,300,000 5,168,535
3.75%, 8/15/2027 15,000,000 15,031,055
0.50%, 8/31/2027 8,000,000 7,540,938
3.13%, 8/31/2027 3,000,000 2,972,227
3.38%, 9/15/2027 (b) 12,150,000 12,093,996
4.13%, 9/30/2027 4,000,000 4,038,594
3.88%, 10/15/2027 1,836,000 1,845,037
0.50%, 10/31/2027 3,000,000 2,814,141
4.13%, 10/31/2027 (b) 2,000,000 2,020,312
2.25%, 11/15/2027 5,390,000 5,240,091
4.13%, 11/15/2027 2,000,000 2,020,391
0.63%, 11/30/2027 8,500,000 7,977,051
3.88%, 11/30/2027 3,000,000 3,015,820
3.88%, 12/31/2027 4,500,000 4,524,785
4.25%, 1/15/2028 827,000 838,274
0.75%, 1/31/2028 4,000,000 3,745,625
3.50%, 1/31/2028 4,000,000 3,989,375
2.75%, 2/15/2028 8,000,000 7,841,562
4.25%, 2/15/2028 812,000 823,514
1.13%, 2/29/2028 3,000,000 2,828,906
4.00%, 2/29/2028 2,500,000 2,522,070
3.88%, 3/15/2028 793,000 797,987
1.25%, 3/31/2028 1,500,000 1,415,859
3.63%, 3/31/2028 1,000,000 1,000,273
1.25%, 4/30/2028 5,000,000 4,710,352
3.50%, 4/30/2028 10,430,000 10,399,851
2.88%, 5/15/2028 7,000,000 6,869,023
1.25%, 5/31/2028 4,000,000 3,760,312
3.63%, 5/31/2028 5,500,000 5,500,859
3.88%, 6/15/2028 1,514,000 1,523,936
1.25%, 6/30/2028 4,000,000 3,753,281
4.00%, 6/30/2028 4,200,000 4,241,180
1.00%, 7/31/2028 4,000,000 3,718,906
4.13%, 7/31/2028 3,000,000 3,039,844
2.88%, 8/15/2028 5,500,000 5,387,637
3.63%, 8/15/2028 1,013,000 1,013,000
1.13%, 8/31/2028 4,000,000 3,724,844
4.38%, 8/31/2028 4,000,000 4,081,406
1.25%, 9/30/2028 4,500,000 4,197,305
4.63%, 9/30/2028 7,100,000 7,299,687
1.38%, 10/31/2028 7,000,000 6,541,172
4.88%, 10/31/2028 6,000,000 6,213,750
3.13%, 11/15/2028 5,000,000 4,923,828
1.50%, 11/30/2028 3,000,000 2,809,102
4.38%, 11/30/2028 3,000,000 3,064,805
1.38%, 12/31/2028 5,000,000 4,655,273
3.75%, 12/31/2028 3,000,000 3,009,492
1.75%, 1/31/2029 2,000,000 1,881,641
4.00%, 1/31/2029 4,000,000 4,043,281
2.63%, 2/15/2029 7,772,000 7,520,017
1.88%, 2/28/2029 4,000,000 3,773,281
4.25%, 2/28/2029 790,000 805,029

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 83
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.38%, 3/31/2029 5,000,000 4,791,016
4.13%, 3/31/2029 3,000,000 3,045,703
2.88%, 4/30/2029 5,000,000 4,867,578
4.63%, 4/30/2029 6,000,000 6,191,484
2.38%, 5/15/2029 5,700,000 5,451,516
2.75%, 5/31/2029 3,500,000 3,389,941
4.50%, 5/31/2029 4,000,000 4,112,188
3.25%, 6/30/2029 11,000,000 10,835,430
4.25%, 6/30/2029 5,000,000 5,099,414
2.63%, 7/31/2029 9,500,000 9,143,008
4.00%, 7/31/2029 3,000,000 3,033,164
1.63%, 8/15/2029 3,000,000 2,783,320
3.13%, 8/31/2029 4,000,000 3,918,125
3.63%, 8/31/2029 7,209,000 7,191,541
3.50%, 9/30/2029 5,650,000 5,610,053
3.88%, 9/30/2029 3,500,000 3,523,926
4.00%, 10/31/2029 5,500,000 5,561,875
4.13%, 10/31/2029 8,128,000 8,257,223
1.75%, 11/15/2029 4,000,000 3,710,156
3.88%, 11/30/2029 3,000,000 3,019,336
4.13%, 11/30/2029 3,000,000 3,048,281
3.88%, 12/31/2029 3,000,000 3,019,219
4.38%, 12/31/2029 2,678,000 2,747,251
3.50%, 1/31/2030 3,000,000 2,974,570
4.25%, 1/31/2030 5,212,000 5,322,348
1.50%, 2/15/2030 4,700,000 4,285,996
4.00%, 2/28/2030 3,700,000 3,742,926
3.63%, 3/31/2030 2,800,000 2,788,516
4.00%, 3/31/2030 4,861,000 4,916,636
3.50%, 4/30/2030 4,000,000 3,961,562
3.88%, 4/30/2030 3,333,000 3,354,092
0.63%, 5/15/2030 6,740,000 5,859,061
3.75%, 5/31/2030 2,500,000 2,501,758
4.00%, 5/31/2030 5,284,000 5,345,922
3.75%, 6/30/2030 3,000,000 3,001,289
3.88%, 6/30/2030 4,409,000 4,436,040
3.88%, 7/31/2030 6,261,000 6,298,664
4.00%, 7/31/2030 3,000,000 3,033,867
0.63%, 8/15/2030 7,000,000 6,035,039
3.63%, 8/31/2030 6,448,000 6,414,752
4.13%, 8/31/2030 3,000,000 3,050,273
4.63%, 9/30/2030 2,500,000 2,598,633
4.88%, 10/31/2030 2,000,000 2,102,266
0.88%, 11/15/2030 8,400,000 7,283,062
4.38%, 11/30/2030 3,000,000 3,084,727
3.75%, 12/31/2030 3,000,000 2,996,719
4.00%, 1/31/2031 2,000,000 2,020,859
1.13%, 2/15/2031 9,000,000 7,864,453
4.25%, 2/28/2031 3,000,000 3,067,500
4.13%, 3/31/2031 4,000,000 4,064,688
4.63%, 4/30/2031 (b) 3,000,000 3,122,812
1.63%, 5/15/2031 5,500,000 4,897,363
4.63%, 5/31/2031 3,000,000 3,122,813
4.25%, 6/30/2031 4,000,000 4,087,188
4.13%, 7/31/2031 3,500,000 3,553,184
1.25%, 8/15/2031 9,500,000 8,216,016
3.75%, 8/31/2031 4,956,000 4,933,543
3.63%, 9/30/2031 6,000,000 5,929,687
4.13%, 10/31/2031 3,550,000 3,601,863
1.38%, 11/15/2031 7,500,000 6,491,602
4.13%, 11/30/2031 11,000,000 11,156,406
4.50%, 12/31/2031 1,313,000 1,358,545
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.38%, 1/31/2032 1,735,000 1,782,984
1.88%, 2/15/2032 7,100,000 6,299,031
4.13%, 2/29/2032 3,605,000 3,653,583
4.13%, 3/31/2032 1,117,000 1,131,835
4.00%, 4/30/2032 1,218,000 1,225,089
2.88%, 5/15/2032 7,960,000 7,483,644
4.13%, 5/31/2032 2,732,000 2,766,577
4.00%, 6/30/2032 4,070,000 4,090,986
4.00%, 7/31/2032 2,714,000 2,726,722
2.75%, 8/15/2032 6,260,000 5,819,599
3.88%, 8/31/2032 2,888,000 2,879,426
4.13%, 11/15/2032 4,900,000 4,957,039
3.50%, 2/15/2033 8,700,000 8,446,137
3.38%, 5/15/2033 7,500,000 7,204,102
3.88%, 8/15/2033 9,200,000 9,123,812
4.50%, 11/15/2033 9,000,000 9,305,156
4.00%, 2/15/2034 10,000,000 9,973,828
4.38%, 5/15/2034 9,500,000 9,719,688
3.88%, 8/15/2034 12,480,000 12,288,900
4.25%, 11/15/2034 9,290,000 9,394,875
4.63%, 2/15/2035 9,421,000 9,790,480
4.25%, 5/15/2035 10,314,000 10,409,082
4.25%, 8/15/2035 (b) 6,621,000 6,674,796
Total U.S. Treasury Obligations
(cost $1,091,341,255)
1,039,830,753
Repurchase Agreements 5 .6%
Bank of America NA
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$8,000,933, collateralized
by U.S. Government
Agency Securities,
ranging from 1.25%
- 3.50%, maturing
2/25/2044 - 11/1/2051;
total market value
$8,160,000. (h) 8,000,000 8,000,000
BNP Paribas Securities
Corp.
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $25,002,910,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
10/31/2026 - 2/15/2055;
total market value
$25,500,003. (h) 25,000,000 25,000,000

84 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$6,953,615, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$7,091,857. (h) 6,952,800 6,952,800
Cantor Fitzgerald & Co.
4.22%, dated
9/30/2025, due
10/1/2025, repurchase
price $22,002,579,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$22,440,001. (h) 22,000,000 22,000,000
Citi Global Market, Inc.
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $15,001,746,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$15,300,003. (h) 15,000,000 15,000,000
MetLife, Inc.
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $23,002,683,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$23,472,127. (h) 23,000,000 23,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
4.14%, dated
9/30/2025, due
10/1/2025, repurchase
price $30,003,450,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$30,600,105. (h) 30,000,000 30,000,000
Total Repurchase Agreements
(cost $129,952,800)
129,952,800
Total Investments
(cost $2,546,911,475) — 104.2%
2,414,980,967
Liabilities in excess of other
assets — (4.2)% (98,259,085)
NET ASSETS — 100.0%
$ 2,316,721,882
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2025.
(b) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $288,980,944, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $129,952,800 and by
$168,728,698 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
5/15/2055, a total value of $298,681,498.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2025 was $4,402,018 which represents 0.19% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2025.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2025.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$129,952,800.

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 85
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

86 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Bond Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 87
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 8,924,469 $ – $ 8,924,469
Commercial Mortgage-Backed Securities – 33,800,459 – 33,800,459
Corporate Bonds – 561,249,242 – 561,249,242
Foreign Government Securities – 36,034,091 – 36,034,091
Mortgage-Backed Securities – 559,590,294 – 559,590,294
Municipal Bonds – 11,221,580 – 11,221,580
Repurchase Agreements – 129,952,800 – 129,952,800
Supranational – 25,415,655 – 25,415,655
U.S. Government Agency Securities – 8,961,624 – 8,961,624
U.S. Treasury Obligations – 1,039,830,753 – 1,039,830,753
Total $ – $ 2,414,980,967 $ – $ 2,414,980,967
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

88 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks 98 .2%
Shares Value ($)
AUSTRALIA 6 .8%
Banks 2 .2%
ANZ Group Holdings Ltd. 142,604 3,126,909
Commonwealth Bank of
Australia 79,984 8,843,798
National Australia Bank Ltd. 147,429 4,315,006
Westpac Banking Corp. 163,109 4,196,454
20,482,167
Broadline Retail 0 .3%
Wesfarmers Ltd. 54,263 3,310,448
Capital Markets 0 .3%
ASX Ltd. 9,692 375,328
Macquarie Group Ltd. 17,448 2,537,681
2,913,009
Commercial Services & Supplies 0 .1%
Brambles Ltd. 65,879 1,086,309
Consumer Staples Distribution & Retail 0 .2%
Coles Group Ltd. 63,619 982,402
Woolworths Group Ltd. 57,901 1,022,796
2,005,198
Diversified REITs 0 .0%
†
Stockland 119,933 487,204
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 182,624 582,862
Electric Utilities 0 .1%
Origin Energy Ltd. 83,589 691,832
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 15,712 400,859
Gas Utilities 0 .0%
†
APA Group 58,397 343,239
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 3,179 588,081
Health Care Providers & Services 0 .1%
Sigma Healthcare Ltd.(a) 218,818 430,688
Sonic Healthcare Ltd. 23,724 336,651
767,339
Health Care Technology 0 .1%
Pro Medicus Ltd. 2,816 576,351
Hotels, Restaurants & Leisure 0 .2%
Aristocrat Leisure Ltd. 26,434 1,227,692
Lottery Corp. Ltd. (The) 100,373 391,387
1,619,079
Industrial REITs 0 .2%
Goodman Group 96,412 2,099,169
Insurance 0 .3%
Insurance Australia Group
Ltd. 114,766 621,519
Medibank Pvt Ltd. 137,975 439,360
QBE Insurance Group Ltd. 70,799 965,778
Suncorp Group Ltd. 53,025 713,473
2,740,130
Interactive Media & Services 0 .1%
CAR Group Ltd. 18,775 457,859
REA Group Ltd.(a) 2,651 406,421
864,280
Metals & Mining 1 .8%
BHP Group Ltd. 241,525 6,748,545
BlueScope Steel Ltd. 19,787 297,751
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining
Evolution Mining Ltd. 94,891 683,612
Fortescue Ltd.(a) 79,941 991,655
Glencore plc 488,131 2,255,776
Northern Star Resources Ltd. 65,715 1,036,399
Rio Tinto Ltd.(a) 17,812 1,440,091
Rio Tinto plc 53,986 3,557,688
South32 Ltd. 227,285 412,652
17,424,169
Oil, Gas & Consumable Fuels 0 .2%
Santos Ltd. 154,767 693,147
Woodside Energy Group Ltd.
(a) 91,058 1,367,755
2,060,902
Passenger Airlines 0 .0%
†
Qantas Airways Ltd. 34,552 250,537
Professional Services 0 .1%
Computershare Ltd. 24,132 579,821
Retail REITs 0 .1%
Scentre Group 252,051 681,980
Vicinity Ltd. 174,494 291,535
973,515
Software 0 .1%
WiseTech Global Ltd. 9,395 561,840
Trading Companies & Distributors 0 .0%
†
SGH Ltd. 9,177 304,841
Transportation Infrastructure 0 .1%
Transurban Group 150,253 1,375,989
65,089,170
AUSTRIA 0 .2%
Banks 0 .2%
Erste Group Bank AG 14,807 1,447,466
Electric Utilities 0 .0%
†
Verbund AG 3,071 223,244
Oil, Gas & Consumable Fuels 0 .0%
†
OMV AG 7,402 394,728
Paper & Forest Products 0 .0%
†
Mondi plc 19,906 275,679
2,341,117
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 10,796 1,293,993
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 46,698 2,792,341
Chemicals 0 .0%
†
Syensqo SA(a) 3,342 271,293
Distributors 0 .0%
†
D'ieteren Group(a) 959 180,181
Electric Utilities 0 .0%
†
Elia Group SA/NV(a) 2,326 268,403
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 4,158 373,040

NVIT International Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
BELGIUM
Financial Services
Sofina SA(a) 771 227,336
600,376
Food Products 0 .0%
†
Lotus Bakeries NV 22 207,449
Insurance 0 .1%
Ageas SA/NV 7,205 500,228
Pharmaceuticals 0 .2%
UCB SA 6,000 1,660,014
7,774,278
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 7,467 272,561
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 19,587 729,624
CHINA 0 .7%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 179,500 843,832
Broadline Retail 0 .5%
Prosus NV 62,371 4,423,271
Food Products 0 .0%
†
Wilmar International Ltd. 86,194 190,718
Machinery 0 .1%
Yangzijiang Shipbuilding
Holdings Ltd. 116,500 305,267
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 69,000 265,812
Real Estate Management & Development 0 .0%
†
Wharf Holdings Ltd. (The)(a) 48,708 139,225
6,168,125
DENMARK 1 .9%
Air Freight & Logistics 0 .2%
DSV A/S 9,690 1,934,522
Banks 0 .1%
Danske Bank A/S 31,850 1,360,999
Beverages 0 .1%
Carlsberg A/S, Class B 4,618 536,873
Biotechnology 0 .1%
Genmab A/S* 3,007 926,907
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 4,570 170,652
Chemicals 0 .1%
Novonesis Novozymes B,
Class B 16,585 1,016,589
Electrical Equipment 0 .1%
Vestas Wind Systems A/S 46,228 897,181
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 6,163 527,516
Demant A/S* 3,737 129,549
657,065
Common Stocks
Shares Value ($)
DENMARK
Independent Power and Renewable Electricity Producers
0 .0%
†
Orsted A/S Reg. S*(b) 10,385 186,626
Insurance 0 .0%
†
Tryg A/S 16,965 431,117
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 132 258,414
AP Moller - Maersk A/S,
Class B 183 358,874
617,288
Pharmaceuticals 0 .9%
Novo Nordisk A/S, Class B 153,276 8,460,178
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 3,932 514,061
17,710,058
FINLAND 1 .1%
Banks 0 .3%
Nordea Bank Abp 151,156 2,488,256
Communications Equipment 0 .1%
Nokia OYJ 249,309 1,194,596
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B 12,317 262,192
Diversified Telecommunication Services 0 .1%
Elisa OYJ(a) 7,209 378,260
Electric Utilities 0 .1%
Fortum OYJ(a) 20,331 384,300
Insurance 0 .2%
Sampo OYJ, Class A 115,595 1,330,528
Machinery 0 .2%
Kone OYJ, Class B 16,017 1,092,798
Metso Oyj(a) 31,446 433,300
Wartsila OYJ Abp 24,505 733,849
2,259,947
Oil, Gas & Consumable Fuels 0 .0%
†
Neste OYJ(a) 19,078 349,537
Paper & Forest Products 0 .1%
Stora Enso OYJ, Class R(a) 29,496 324,576
UPM-Kymmene OYJ 24,432 669,037
993,613
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 4,878 373,646
10,014,875
FRANCE 9 .2%
Aerospace & Defense 1 .5%
Airbus SE 28,291 6,613,451
Dassault Aviation SA 888 296,407
Safran SA 17,147 6,072,448
Thales SA 4,515 1,414,902
14,397,208
Automobile Components 0 .1%
Cie Generale des
Etablissements Michelin
SCA 31,848 1,143,958

90 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Automobiles 0 .1%
Renault SA 9,432 388,445
Banks 0 .8%
BNP Paribas SA 48,799 4,448,427
Credit Agricole SA 50,461 993,645
Societe Generale SA 34,233 2,277,019
7,719,091
Beverages 0 .1%
Pernod Ricard SA 9,515 935,565
Building Products 0 .3%
Cie de Saint-Gobain SA 21,654 2,359,000
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 2,769 220,526
Chemicals 0 .6%
Air Liquide SA 27,553 5,734,092
Arkema SA 2,538 161,077
5,895,169
Construction & Engineering 0 .4%
Bouygues SA 9,560 431,809
Eiffage SA 3,315 426,362
Vinci SA 23,636 3,291,044
4,149,215
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 28,154 426,293
Diversified REITs 0 .0%
†
Covivio SA 2,445 164,904
Diversified Telecommunication Services 0 .2%
Orange SA 90,171 1,462,828
Electrical Equipment 0 .2%
Legrand SA 12,491 2,083,640
Entertainment 0 .0%
†
Bollore SE 31,600 178,856
Financial Services 0 .0%
†
Edenred SE 11,052 263,345
Food Products 0 .3%
Danone SA 31,089 2,708,608
Health Care Equipment & Supplies 0 .5%
BioMerieux 1,868 250,537
EssilorLuxottica SA 14,389 4,693,344
4,943,881
Hotels, Restaurants & Leisure 0 .1%
Accor SA 9,570 453,378
FDJ UNITED 5,335 178,768
Sodexo SA 3,990 251,192
883,338
Insurance 0 .4%
AXA SA 84,183 4,030,755
IT Services 0 .1%
Capgemini SE 7,935 1,154,678
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,506 304,896
Machinery 0 .1%
Alstom SA* 17,453 458,608
Media 0 .1%
Publicis Groupe SA 11,133 1,068,622
Common Stocks
Shares Value ($)
FRANCE
Multi-Utilities 0 .3%
Engie SA 86,503 1,855,538
Veolia Environnement SA 29,834 1,019,267
2,874,805
Office REITs 0 .0%
†
Gecina SA 2,043 204,784
Oil, Gas & Consumable Fuels 0 .6%
TotalEnergies SE 98,128 5,987,862
Personal Care Products 0 .5%
L'Oreal SA 11,533 4,997,276
Pharmaceuticals 0 .0%
†
Ipsen SA 1,701 228,988
Professional Services 0 .1%
Bureau Veritas SA 15,604 489,943
Teleperformance SE(a) 2,465 183,767
673,710
Retail REITs 0 .1%
Klepierre SA 9,707 378,108
Unibail-Rodamco-Westfield 5,796 611,217
989,325
Software 0 .1%
Dassault Systemes SE 31,682 1,065,750
Textiles, Apparel & Luxury Goods 1 .3%
Hermes International SCA 1,510 3,703,162
Kering SA 3,497 1,165,362
LVMH Moet Hennessy Louis
Vuitton SE 11,971 7,324,861
12,193,385
Trading Companies & Distributors 0 .1%
Rexel SA 11,497 379,639
Transportation Infrastructure 0 .1%
Aeroports de Paris SA(a) 1,852 245,576
Getlink SE 13,641 250,984
496,560
87,433,513
GERMANY 9 .6%
Aerospace & Defense 0 .7%
Hensoldt AG(a) 3,021 391,268
MTU Aero Engines AG 2,545 1,168,084
Rheinmetall AG 2,204 5,130,601
6,689,953
Air Freight & Logistics 0 .2%
Deutsche Post AG 45,926 2,048,301
Automobile Components 0 .0%
†
Continental AG 5,482 361,423
Automobiles 0 .6%
Bayerische Motoren Werke
AG 13,479 1,352,533
Bayerische Motoren Werke
AG (Preference) 2,524 234,259
Dr Ing hc F Porsche AG
(Preference) Reg. S(a)(b) 5,817 282,398
Mercedes-Benz Group AG 34,317 2,156,232
Porsche Automobil Holding
SE (Preference) 6,905 271,291
Volkswagen AG (Preference) 10,077 1,089,887
5,386,600

NVIT International Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
GERMANY
Banks 0 .1%
Commerzbank AG 36,621 1,379,361
Capital Markets 0 .6%
Deutsche Bank AG
(Registered) 88,420 3,109,856
Deutsche Boerse AG 9,049 2,425,055
5,534,911
Chemicals 0 .4%
BASF SE(a) 42,402 2,113,480
Covestro AG* 8,711 596,316
Evonik Industries AG 11,558 200,751
Symrise AG, Class A 6,348 553,195
3,463,742
Construction Materials 0 .2%
Heidelberg Materials AG 6,386 1,437,675
Diversified Telecommunication Services 0 .6%
Deutsche Telekom AG
(Registered) 167,305 5,700,170
Electrical Equipment 0 .4%
Siemens Energy AG* 32,394 3,787,761
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA 2,825 276,932
Health Care Equipment & Supplies 0 .1%
Siemens Healthineers AG
Reg. S(b) 16,036 867,538
Health Care Providers & Services 0 .2%
Fresenius Medical Care AG 10,299 540,406
Fresenius SE & Co. KGaA 20,020 1,114,932
1,655,338
Household Products 0 .1%
Henkel AG & Co. KGaA 4,695 348,257
Henkel AG & Co. KGaA
(Preference) 8,185 660,668
1,008,925
Independent Power and Renewable Electricity Producers
0 .1%
RWE AG 29,783 1,322,698
Industrial Conglomerates 1 .0%
Siemens AG (Registered) 36,324 9,800,869
Insurance 1 .4%
Allianz SE (Registered) 18,457 7,758,258
Hannover Rueck SE 2,921 880,956
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 6,213 3,969,831
Talanx AG 3,256 432,931
13,041,976
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 3,405 426,324
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference)(a) 1,182 274,912
Machinery 0 .2%
Daimler Truck Holding AG 22,267 917,508
GEA Group AG 7,032 519,500
Knorr-Bremse AG 3,271 307,174
Common Stocks
Shares Value ($)
GERMANY
Machinery
Rational AG 229 174,528
1,918,710
Multi-Utilities 0 .2%
E.ON SE 106,711 2,006,402
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered) 26,383 223,590
Personal Care Products 0 .1%
Beiersdorf AG(a) 4,762 498,213
Pharmaceuticals 0 .3%
Bayer AG (Registered) 47,513 1,575,359
Merck KGaA 6,109 785,799
2,361,158
Real Estate Management & Development 0 .2%
LEG Immobilien SE 3,911 310,924
Vonovia SE 36,013 1,123,978
1,434,902
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 61,764 2,410,754
Software 1 .4%
Nemetschek SE 2,899 377,254
SAP SE 49,909 13,380,179
13,757,433
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(b) 10,115 310,098
Textiles, Apparel & Luxury Goods 0 .2%
adidas AG 8,145 1,717,954
Trading Companies & Distributors 0 .0%
†
Brenntag SE 5,860 351,175
91,455,798
HONG KONG 1 .9%
Banks 0 .1%
Hang Seng Bank Ltd. 34,000 518,058
Capital Markets 0 .4%
Futu Holdings Ltd., ADR 2,883 501,382
Hong Kong Exchanges &
Clearing Ltd. 55,400 3,148,799
3,650,181
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 170,220 251,985
Electric Utilities 0 .1%
CK Infrastructure Holdings
Ltd. 32,000 210,283
CLP Holdings Ltd. 79,000 654,781
Power Assets Holdings Ltd. 68,500 434,110
1,299,174
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 420,045 456,557
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 554,266 481,800
Ground Transportation 0 .0%
†
MTR Corp. Ltd.(a) 70,000 237,429

92 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 8,000 506,004
Swire Pacific Ltd., Class A 16,500 140,020
646,024
Insurance 0 .7%
AIA Group Ltd. 508,200 4,871,218
Prudential plc 121,971 1,716,930
6,588,148
Machinery 0 .1%
Techtronic Industries Co. Ltd. 69,000 885,222
Real Estate Management & Development 0 .2%
CK Asset Holdings Ltd. 97,516 473,246
Henderson Land
Development Co. Ltd.(a) 76,775 271,009
Hongkong Land Holdings
Ltd. 49,800 315,134
Sino Land Co. Ltd. 163,000 206,359
Sun Hung Kai Properties Ltd. 71,000 851,577
Wharf Real Estate
Investment Co. Ltd. 88,500 261,705
2,379,030
Retail REITs 0 .1%
Link REIT 124,940 642,662
18,036,270
IRELAND 0 .4%
Banks 0 .2%
AIB Group plc 100,649 913,412
Bank of Ireland Group plc 45,656 755,768
1,669,180
Building Products 0 .0%
†
Kingspan Group plc 7,451 627,327
Food Products 0 .1%
Kerry Group plc, Class A 7,822 704,396
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 8,727 1,055,967
4,056,870
ISRAEL 0 .9%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 1,223 619,663
Banks 0 .4%
Bank Hapoalim BM 57,154 1,162,059
Bank Leumi Le-Israel BM 70,848 1,397,058
Israel Discount Bank Ltd.,
Class A 55,784 551,629
Mizrahi Tefahot Bank Ltd. 7,676 505,215
3,615,961
Chemicals 0 .0%
†
ICL Group Ltd. 37,571 234,855
Insurance 0 .0%
†
Phoenix Financial Ltd. 10,745 402,540
IT Services 0 .1%
Wix.com Ltd.* 2,834 503,403
Pharmaceuticals 0 .1%
Teva Pharmaceutical
Industries Ltd., ADR* 56,205 1,135,341
Common Stocks
Shares Value ($)
ISRAEL
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 2,116 210,301
Semiconductors & Semiconductor Equipment 0 .1%
Nova Ltd.* 1,393 443,500
Software 0 .1%
Check Point Software
Technologies Ltd.*(a) 4,268 883,092
Nice Ltd.* 3,126 454,485
1,337,577
8,503,141
ITALY 3 .3%
Aerospace & Defense 0 .1%
Leonardo SpA 19,342 1,228,677
Automobiles 0 .3%
Ferrari NV 6,057 2,932,508
Banks 1 .3%
Banca Monte dei Paschi di
Siena SpA 94,244 836,815
Banco BPM SpA 53,852 806,432
BPER Banca SpA 69,060 767,361
FinecoBank Banca Fineco
SpA 29,600 641,211
Intesa Sanpaolo SpA 684,585 4,527,237
UniCredit SpA 67,108 5,095,086
12,674,142
Beverages 0 .1%
Coca-Cola HBC AG 9,879 466,029
Davide Campari-Milano
NV(a) 31,663 199,488
665,517
Diversified Telecommunication Services 0 .1%
Infrastrutture Wireless
Italiane SpA Reg. S(a)(b) 12,999 152,759
Telecom Italia SpA* 522,046 273,239
425,998
Electric Utilities 0 .5%
Enel SpA 387,678 3,676,906
Terna - Rete Elettrica
Nazionale(a) 67,976 690,529
4,367,435
Electrical Equipment 0 .1%
Prysmian SpA 13,336 1,332,054
Financial Services 0 .0%
†
Banca Mediolanum SpA 10,597 212,618
Nexi SpA Reg. S(a)(b) 22,305 126,241
338,859
Gas Utilities 0 .1%
Snam SpA(a) 98,254 590,384
Insurance 0 .3%
Generali 40,905 1,607,310
Poste Italiane SpA Reg. S(b) 22,682 537,944
Unipol Assicurazioni SpA 17,795 382,257
2,527,511
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA(a) 97,273 1,698,557
Passenger Airlines 0 .1%
Ryanair Holdings plc 40,280 1,178,379

NVIT International Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
ITALY
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 5,365 325,878
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 10,731 629,529
30,915,428
JAPAN 21 .8%
Air Freight & Logistics 0 .0%
†
SG Holdings Co. Ltd.(a) 16,300 168,267
Automobile Components 0 .4%
Aisin Corp. 23,500 405,954
Bridgestone Corp. 26,700 1,234,587
Denso Corp. 83,400 1,201,010
Sumitomo Electric Industries
Ltd. 34,500 980,175
3,821,726
Automobiles 1 .4%
Honda Motor Co. Ltd.(a) 188,300 1,934,501
Isuzu Motors Ltd.(a) 25,400 320,586
Nissan Motor Co. Ltd.* 100,500 246,529
Subaru Corp. 29,000 594,339
Suzuki Motor Corp. 74,100 1,080,136
Toyota Motor Corp. 452,670 8,663,041
Yamaha Motor Co. Ltd.(a) 41,700 313,365
13,152,497
Banks 2 .2%
Chiba Bank Ltd. (The)(a) 25,700 269,497
Japan Post Bank Co. Ltd. 84,600 1,036,733
Mitsubishi UFJ Financial
Group, Inc. 544,767 8,629,857
Mizuho Financial Group, Inc. 119,551 4,001,365
Resona Holdings, Inc.(a) 99,100 1,008,835
Sumitomo Mitsui Financial
Group, Inc. 175,259 4,906,103
Sumitomo Mitsui Trust
Group, Inc. 30,980 898,888
Yokohama Financial Group,
Inc. 47,100 361,299
21,112,577
Beverages 0 .2%
Asahi Group Holdings Ltd. 68,500 821,883
Kirin Holdings Co. Ltd. 37,800 554,266
Suntory Beverage & Food
Ltd. 6,100 190,834
1,566,983
Broadline Retail 0 .2%
Pan Pacific International
Holdings Corp. 93,000 613,486
Rakuten Group, Inc.* 74,600 483,399
Ryohin Keikaku Co. Ltd. 24,000 477,870
1,574,755
Building Products 0 .2%
AGC, Inc. 8,800 287,198
Daikin Industries Ltd. 12,700 1,461,160
1,748,358
Capital Markets 0 .3%
Daiwa Securities Group, Inc. 66,500 539,623
Japan Exchange Group, Inc. 48,500 547,999
Nomura Holdings, Inc. 142,700 1,044,946
Common Stocks
Shares Value ($)
JAPAN
Capital Markets
SBI Holdings, Inc. 13,590 590,014
2,722,582
Chemicals 0 .6%
Asahi Kasei Corp. 56,500 444,245
Mitsubishi Chemical Group
Corp. 61,100 352,257
Nippon Paint Holdings Co.
Ltd.(a) 47,200 322,685
Nippon Sanso Holdings
Corp. 7,800 276,393
Nitto Denko Corp.(a) 34,100 808,291
Shin-Etsu Chemical Co. Ltd. 80,200 2,624,356
Toray Industries, Inc. 69,200 441,513
5,269,740
Commercial Services & Supplies 0 .1%
Dai Nippon Printing Co. Ltd. 17,500 297,202
Secom Co. Ltd. 20,100 736,928
TOPPAN Holdings, Inc. 10,800 277,641
1,311,771
Construction & Engineering 0 .2%
Kajima Corp.(a) 19,700 574,144
Obayashi Corp. 29,300 480,771
Taisei Corp.(a) 7,400 508,241
1,563,156
Consumer Staples Distribution & Retail 0 .3%
Aeon Co. Ltd. 107,400 1,304,087
Kobe Bussan Co. Ltd. 7,700 211,790
MatsukiyoCocokara & Co. 15,000 304,562
Seven & i Holdings Co. Ltd. 105,000 1,412,175
3,232,614
Diversified Telecommunication Services 0 .2%
NTT, Inc. 1,432,300 1,497,736
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 32,600 453,997
Kansai Electric Power Co.,
Inc. (The) 45,100 645,989
1,099,986
Electrical Equipment 0 .5%
Fuji Electric Co. Ltd.(a) 6,800 464,801
Fujikura Ltd. 12,200 1,186,118
Mitsubishi Electric Corp. 90,600 2,358,630
Nidec Corp. 39,800 706,876
4,716,425
Electronic Equipment, Instruments & Components 0 .8%
Keyence Corp. 9,344 3,479,066
Kyocera Corp. 61,500 835,573
Murata Manufacturing Co.
Ltd. 79,200 1,503,010
Shimadzu Corp. 12,000 302,612
TDK Corp. 91,500 1,323,647
Yokogawa Electric Corp. 10,300 295,634
7,739,542
Entertainment 0 .7%
Capcom Co. Ltd.(a) 17,400 473,640
Konami Group Corp.(a) 4,800 692,611
Nexon Co. Ltd. 15,200 334,146
Nintendo Co. Ltd. 53,000 4,540,316
Toho Co. Ltd.(a) 5,000 321,751
6,362,464

94 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Financial Services 0 .2%
Mitsubishi HC Capital, Inc. 39,700 327,882
ORIX Corp. 55,800 1,457,130
1,785,012
Food Products 0 .2%
Ajinomoto Co., Inc. 43,600 1,250,791
Kikkoman Corp.(a) 30,600 259,399
MEIJI Holdings Co. Ltd.(a) 10,560 218,953
Nissin Foods Holdings Co.
Ltd.(a) 9,000 169,552
Yakult Honsha Co. Ltd.(a) 11,500 187,487
2,086,182
Gas Utilities 0 .1%
Osaka Gas Co. Ltd.(a) 18,100 524,652
Tokyo Gas Co. Ltd. 15,300 544,436
1,069,088
Ground Transportation 0 .4%
Central Japan Railway Co. 36,900 1,059,317
East Japan Railway Co. 46,028 1,127,896
Hankyu Hanshin Holdings,
Inc. 11,200 330,390
Tokyo Metro Co. Ltd.(a) 13,300 152,526
Tokyu Corp. 24,000 292,878
West Japan Railway Co.(a) 21,800 477,897
3,440,904
Health Care Equipment & Supplies 0 .4%
Hoya Corp. 16,500 2,279,316
Olympus Corp. 53,100 672,760
Sysmex Corp. 25,200 312,496
Terumo Corp. 62,800 1,036,438
4,301,010
Health Care Technology 0 .0%
†
M3, Inc.(a) 19,900 327,179
Hotels, Restaurants & Leisure 0 .2%
Oriental Land Co. Ltd.(a) 51,000 1,225,852
Zensho Holdings Co. Ltd. 4,300 281,491
1,507,343
Household Durables 1 .1%
Panasonic Holdings Corp. 112,700 1,224,090
Sekisui House Ltd. 28,700 652,319
Sony Group Corp. 293,800 8,430,653
10,307,062
Household Products 0 .0%
†
Unicharm Corp.(a) 54,900 357,961
Industrial Conglomerates 0 .7%
Hikari Tsushin, Inc. 900 250,925
Hitachi Ltd. 218,000 5,724,681
Sekisui Chemical Co. Ltd. 19,100 355,166
6,330,772
Insurance 1 .0%
Dai-ichi Life Holdings, Inc. 168,700 1,327,139
Japan Post Holdings Co. Ltd. 84,500 838,901
Japan Post Insurance Co.
Ltd. 10,000 283,122
MS&AD Insurance Group
Holdings, Inc. 60,023 1,361,723
Sompo Holdings, Inc. 41,550 1,283,260
Sony Financial Group, Inc.* 293,800 325,815
T&D Holdings, Inc.(a) 22,400 547,441
Tokio Marine Holdings, Inc. 87,600 3,705,969
9,673,370
Common Stocks
Shares Value ($)
JAPAN
Interactive Media & Services 0 .0%
†
LY Corp. 129,000 416,007
IT Services 0 .6%
Fujitsu Ltd. 82,700 1,944,471
NEC Corp. 61,600 1,969,296
Nomura Research Institute
Ltd. 18,215 698,649
Obic Co. Ltd. 15,900 555,050
Otsuka Corp. 10,300 215,159
SCSK Corp.(a) 7,700 230,770
TIS, Inc. 9,600 316,707
5,930,102
Leisure Products 0 .1%
Bandai Namco Holdings, Inc. 28,000 930,722
Shimano, Inc. 3,400 386,315
1,317,037
Machinery 1 .2%
Daifuku Co. Ltd.(a) 14,600 467,022
FANUC Corp. 45,600 1,299,370
IHI Corp.(a) 49,000 911,387
Kawasaki Heavy Industries
Ltd.(a) 7,200 473,877
Komatsu Ltd. 45,400 1,579,757
Kubota Corp. 45,600 572,962
Makita Corp. 10,700 346,944
MINEBEA MITSUMI, Inc.(a) 18,000 338,460
Mitsubishi Heavy Industries
Ltd. 152,600 3,987,440
SMC Corp. 2,800 856,824
Toyota Industries Corp. 7,800 877,804
11,711,847
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd.
(a) 16,400 233,265
Mitsui OSK Lines Ltd.(a) 16,600 504,759
Nippon Yusen KK(a) 20,900 713,071
1,451,095
Metals & Mining 0 .2%
JFE Holdings, Inc.(a) 26,000 319,840
Nippon Steel Corp. 232,720 957,452
Sumitomo Metal Mining Co.
Ltd.(a) 11,100 358,073
1,635,365
Office REITs 0 .0%
†
Nippon Building Fund, Inc. 386 364,211
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 130,739 830,003
Idemitsu Kosan Co. Ltd.(a) 40,780 280,144
Inpex Corp. 42,900 771,596
1,881,743
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 7,700 149,021
Japan Airlines Co. Ltd. 6,286 126,959
275,980
Personal Care Products 0 .1%
Kao Corp. 22,000 958,838
Shiseido Co. Ltd.(a) 18,000 307,909
1,266,747
Pharmaceuticals 0 .9%
Astellas Pharma, Inc.(a) 85,800 935,746

NVIT International Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Chugai Pharmaceutical Co.
Ltd. 32,000 1,415,528
Daiichi Sankyo Co. Ltd. 80,900 1,810,732
Eisai Co. Ltd.(a) 12,800 430,060
Kyowa Kirin Co. Ltd. 12,500 194,307
Otsuka Holdings Co. Ltd. 21,100 1,127,246
Shionogi & Co. Ltd. 36,800 650,847
Takeda Pharmaceutical Co.
Ltd. 76,149 2,223,075
8,787,541
Professional Services 0 .4%
Recruit Holdings Co. Ltd. 64,100 3,439,228
Real Estate Management & Development 0 .5%
Daito Trust Construction Co.
Ltd.(a) 14,500 318,037
Daiwa House Industry Co.
Ltd. 26,800 963,437
Hulic Co. Ltd.(a) 20,200 221,392
Mitsubishi Estate Co. Ltd.(a) 51,300 1,181,368
Mitsui Fudosan Co. Ltd. 125,200 1,367,710
Sumitomo Realty &
Development Co. Ltd. 14,000 617,634
4,669,578
Semiconductors & Semiconductor Equipment 1 .1%
Advantest Corp.(a) 36,700 3,669,280
Disco Corp. 4,400 1,382,205
Lasertec Corp.(a) 4,000 552,671
Renesas Electronics Corp. 82,000 942,077
SCREEN Holdings Co. Ltd.
(a) 3,700 335,012
Tokyo Electron Ltd. 21,200 3,822,360
10,703,605
Software 0 .0%
†
Oracle Corp. Japan 1,700 173,708
Trend Micro, Inc. 5,800 316,818
490,526
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 9,200 2,793,743
Nitori Holdings Co. Ltd.(a) 20,000 385,533
Sanrio Co. Ltd.(a) 8,500 398,074
ZOZO, Inc.(a) 20,700 190,154
3,767,504
Technology Hardware, Storage & Peripherals 0 .3%
Canon, Inc.(a) 41,200 1,206,066
FUJIFILM Holdings Corp. 52,500 1,308,223
2,514,289
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 33,300 869,479
Tobacco 0 .2%
Japan Tobacco, Inc. 57,300 1,883,309
Trading Companies & Distributors 1 .5%
ITOCHU Corp. 57,000 3,277,830
Marubeni Corp. 66,800 1,666,847
Mitsubishi Corp. 153,000 3,647,189
Mitsui & Co. Ltd. 117,000 2,905,367
MonotaRO Co. Ltd. 11,300 164,108
Sumitomo Corp. 52,600 1,522,238
Toyota Tsusho Corp. 33,000 912,860
14,096,439
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services 1 .1%
KDDI Corp. 149,900 2,401,927
SoftBank Corp. 1,346,100 1,979,880
SoftBank Group Corp. 45,600 5,791,661
10,173,468
207,492,162
LUXEMBOURG 0 .1%
Capital Markets 0 .0%
†
CVC Capital Partners plc
Reg. S(b) 9,587 166,988
Life Sciences Tools & Services 0 .0%
†
Eurofins Scientific SE 5,611 408,489
Metals & Mining 0 .1%
ArcelorMittal SA 22,503 813,203
1,388,680
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 108,000 595,870
Sands China Ltd. 119,900 334,946
930,816
MEXICO 0 .0%
†
Metals & Mining 0 .0%
†
Fresnillo plc 10,513 333,757
NETHERLANDS 4 .4%
Banks 0 .5%
ABN AMRO Bank NV, CVA
Reg. S(b) 27,732 888,098
ING Groep NV 145,524 3,792,504
4,680,602
Beverages 0 .2%
Heineken Holding NV 6,525 448,412
Heineken NV 13,649 1,065,998
1,514,410
Biotechnology 0 .2%
Argenx SE* 2,910 2,137,632
Capital Markets 0 .1%
Euronext NV Reg. S(b) 3,818 570,639
Chemicals 0 .1%
Akzo Nobel NV 8,334 593,638
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 43,522 1,760,730
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 187,293 899,284
Entertainment 0 .2%
Universal Music Group NV(a) 52,147 1,513,519
Financial Services 0 .2%
Adyen NV Reg. S*(b) 1,197 1,921,004
EXOR NV 4,404 432,406
2,353,410
Food Products 0 .0%
†
JDE Peet's NV 7,821 286,441
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV 36,771 1,006,626

96 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Insurance 0 .2%
Aegon Ltd. 60,889 491,636
ASR Nederland NV 7,697 523,826
NN Group NV 12,300 868,419
1,883,881
Professional Services 0 .2%
Randstad NV(a) 4,894 209,629
Wolters Kluwer NV 11,539 1,575,161
1,784,790
Semiconductors & Semiconductor Equipment 2 .1%
ASM International NV 2,201 1,323,047
ASML Holding NV 18,823 18,351,706
BE Semiconductor Industries
NV 3,485 522,679
20,197,432
Trading Companies & Distributors 0 .0%
†
IMCD NV(a) 2,831 292,675
41,475,709
NEW ZEALAND 0 .3%
Electric Utilities 0 .0%
†
Contact Energy Ltd. 41,765 219,987
Financial Services 0 .0%
†
Infratil Ltd. 47,838 341,994
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 28,359 608,766
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 58,778 189,884
Software 0 .1%
Xero Ltd.* 7,744 809,406
Transportation Infrastructure 0 .1%
Auckland International
Airport Ltd. 75,837 346,514
2,516,551
NORWAY 0 .6%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 21,123 674,864
Banks 0 .1%
DNB Bank ASA 42,121 1,150,273
Diversified Telecommunication Services 0 .1%
Telenor ASA 27,768 460,794
Food Products 0 .1%
Mowi ASA 23,225 492,402
Orkla ASA 31,612 330,783
Salmar ASA 3,470 185,769
1,008,954
Insurance 0 .0%
†
Gjensidige Forsikring ASA 10,155 298,442
Metals & Mining 0 .1%
Norsk Hydro ASA 69,709 472,395
Oil, Gas & Consumable Fuels 0 .1%
Aker BP ASA 14,251 362,613
Equinor ASA 36,478 892,250
1,254,863
5,320,585
Common Stocks
Shares Value ($)
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA* 10,657 130,869
PORTUGAL 0 .2%
Banks 0 .0%
†
Banco Comercial Portugues
SA, Class R 395,326 350,677
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 12,770 311,089
Electric Utilities 0 .1%
EDP SA 143,646 682,298
Oil, Gas & Consumable Fuels 0 .1%
Galp Energia SGPS SA 20,958 397,393
1,741,457
SINGAPORE 1 .8%
Aerospace & Defense 0 .1%
Singapore Technologies
Engineering Ltd. 77,800 520,034
Banks 0 .8%
DBS Group Holdings Ltd. 100,600 3,984,255
Oversea-Chinese Banking
Corp. Ltd. 159,900 2,039,144
United Overseas Bank Ltd. 59,100 1,585,472
7,608,871
Broadline Retail 0 .3%
Sea Ltd., ADR* 18,370 3,283,270
Capital Markets 0 .1%
Singapore Exchange Ltd. 38,400 492,625
Diversified REITs 0 .1%
CapitaLand Integrated
Commercial Trust 268,486 476,667
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 350,650 1,121,795
Ground Transportation 0 .1%
Grab Holdings Ltd., Class A* 114,318 688,194
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 322,496 183,657
Industrial Conglomerates 0 .1%
Keppel Ltd. 72,600 501,993
Industrial REITs 0 .0%
†
CapitaLand Ascendas REIT 189,607 411,073
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 47,300 221,263
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 74,914 379,604
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 105,597 220,560
Semiconductors & Semiconductor Equipment 0 .1%
STMicroelectronics NV 32,440 916,992
17,026,598
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 52,949 1,993,526

NVIT International Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(b) 9,502 272,981
SPAIN 3 .4%
Banks 1 .7%
Banco Bilbao Vizcaya
Argentaria SA 276,259 5,314,808
Banco de Sabadell SA(a) 239,807 931,613
Banco Santander SA 712,473 7,446,259
Bankinter SA(a) 31,947 503,929
CaixaBank SA(a) 186,210 1,960,565
16,157,174
Biotechnology 0 .0%
†
Grifols SA(a) 13,372 194,683
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA 8,269 661,388
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 23,435 812,551
Telefonica SA(a) 174,657 902,716
1,715,267
Electric Utilities 0 .7%
Acciona SA(a) 1,238 249,677
Endesa SA 15,721 502,348
Iberdrola SA 302,207 5,726,295
Redeia Corp. SA 18,192 351,527
6,829,847
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA 21,484 1,700,389
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA(a) 15,735 207,832
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 56,037 994,556
Specialty Retail 0 .3%
Industria de Diseno Textil SA 51,630 2,852,359
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 35,636 976,387
32,289,882
SWEDEN 3 .0%
Aerospace & Defense 0 .1%
Saab AB, Class B(a) 15,312 932,712
Banks 0 .4%
Skandinaviska Enskilda
Banken AB, Class A 71,997 1,408,534
Svenska Handelsbanken AB,
Class A(a) 68,947 901,138
Swedbank AB, Class A 41,490 1,254,723
3,564,395
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 8,830 270,042
Building Products 0 .2%
Assa Abloy AB, Class B 48,596 1,705,097
Common Stocks
Shares Value ($)
SWEDEN
Building Products
Nibe Industrier AB, Class
B(a) 68,296 270,967
1,976,064
Capital Markets 0 .1%
EQT AB 18,038 630,158
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B 22,178 334,080
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 135,027 1,120,047
Construction & Engineering 0 .0%
†
Skanska AB, Class B 17,106 445,736
Diversified Telecommunication Services 0 .0%
†
Telia Co. AB 106,684 407,327
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B(a) 97,048 1,164,141
Financial Services 0 .3%
Industrivarden AB, Class A 5,481 218,407
Industrivarden AB, Class
C(a) 7,238 288,333
Investor AB, Class B 81,949 2,574,183
L E Lundbergforetagen AB,
Class B 3,933 204,954
3,285,877
Hotels, Restaurants & Leisure 0 .1%
Evolution AB Reg. S(b) 7,000 574,523
Household Products 0 .1%
Essity AB, Class B 27,981 731,795
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B 6,530 155,481
Lifco AB, Class B 11,616 394,928
550,409
Machinery 1 .0%
Alfa Laval AB 13,956 640,200
Atlas Copco AB, Class A 127,764 2,175,586
Atlas Copco AB, Class B 76,110 1,148,425
Epiroc AB, Class A(a) 31,561 666,510
Epiroc AB, Class B 17,586 332,823
Indutrade AB 12,322 283,709
Sandvik AB 50,787 1,422,241
SKF AB, Class B 17,225 429,826
Trelleborg AB, Class B(a) 9,411 352,778
Volvo AB, Class B 75,447 2,175,788
9,627,886
Metals & Mining 0 .1%
Boliden AB* 13,652 557,183
Paper & Forest Products 0 .1%
Holmen AB, Class B(a) 3,882 147,428
Svenska Cellulosa AB SCA,
Class B 30,612 405,578
553,006
Real Estate Management & Development 0 .0%
†
Fastighets AB Balder, Class
B* 35,313 253,683
Sagax AB, Class B(a) 9,910 207,260
460,943

98 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB,
Class B(a) 28,800 537,122
Trading Companies & Distributors 0 .1%
AddTech AB, Class B 12,932 422,738
Beijer Ref AB, Class B 17,357 270,510
693,248
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B 27,368 466,889
28,883,583
SWITZERLAND 4 .8%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered) 1,358 160,729
Building Products 0 .2%
Belimo Holding AG
(Registered) 468 492,747
Geberit AG (Registered)(a) 1,642 1,241,012
1,733,759
Capital Markets 0 .9%
Julius Baer Group Ltd.(a) 9,883 687,392
Partners Group Holding
AG(a) 1,079 1,409,727
UBS Group AG (Registered) 152,074 6,251,549
8,348,668
Chemicals 0 .5%
DSM-Firmenich AG 8,769 749,811
EMS-Chemie Holding AG
(Registered)(a) 316 224,319
Givaudan SA (Registered) 445 1,813,975
Sika AG (Registered) 7,398 1,657,947
4,446,052
Containers & Packaging 0 .0%
†
SIG Group AG(a) 13,791 142,972
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered)
(a) 1,239 899,471
Electric Utilities 0 .0%
†
BKW AG 1,062 226,707
Electrical Equipment 0 .6%
ABB Ltd. (Registered) 74,971 5,403,439
Food Products 0 .2%
Barry Callebaut AG
(Registered)(a) 161 221,174
Chocoladefabriken Lindt &
Spruengli AG 44 674,446
Chocoladefabriken Lindt &
Spruengli AG (Registered) 5 753,301
1,648,921
Health Care Equipment & Supplies 0 .1%
Sonova Holding AG
(Registered) 2,466 675,692
Straumann Holding AG
(Registered)(a) 5,326 570,801
1,246,493
Insurance 0 .8%
Baloise Holding AG
(Registered) 1,962 485,478
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance
Helvetia Holding AG
(Registered)(a) 1,858 455,543
Swiss Life Holding AG
(Registered)(a) 1,341 1,445,428
Zurich Insurance Group
AG(a) 6,954 4,963,577
7,350,026
Life Sciences Tools & Services 0 .2%
Lonza Group AG
(Registered) 3,352 2,249,652
Machinery 0 .2%
Schindler Holding AG(a) 1,955 743,240
Schindler Holding AG
(Registered) 1,183 427,706
VAT Group AG Reg. S(a)(b) 1,334 530,841
1,701,787
Marine Transportation 0 .0%
†
Kuehne + Nagel International
AG (Registered)(a) 2,392 447,561
Pharmaceuticals 0 .2%
Galderma Group AG 6,129 1,070,126
Sandoz Group AG 20,196 1,201,007
2,271,133
Professional Services 0 .1%
SGS SA (Registered) 7,641 794,782
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 3,811 533,377
Specialty Retail 0 .0%
†
Avolta AG 3,999 217,521
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 7,244 797,830
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont
SA (Registered) 25,732 4,937,428
Swatch Group AG (The)(a) 1,305 245,679
5,183,107
45,803,987
UNITED ARAB EMIRATES 0 .0%
†
Health Care Providers & Services 0 .0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11 .1%
Aerospace & Defense 1 .1%
BAE Systems plc 143,611 3,979,439
Melrose Industries plc 58,155 479,155
Rolls-Royce Holdings plc 403,842 6,465,430
10,924,024
Banks 2 .4%
Barclays plc 674,763 3,460,050
HSBC Holdings plc 833,686 11,767,282
Lloyds Banking Group plc 2,879,938 3,244,105
NatWest Group plc 388,947 2,730,053
Standard Chartered plc 93,969 1,821,074
23,022,564

NVIT International Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
UNITED KINGDOM
Beverages 0 .4%
Coca-Cola Europacific
Partners plc(a) 10,925 987,729
Diageo plc 106,498 2,535,273
3,523,002
Broadline Retail 0 .1%
Next plc 5,403 900,010
Capital Markets 0 .6%
3i Group plc 46,915 2,586,731
London Stock Exchange
Group plc 22,789 2,616,909
Schroders plc 33,124 167,794
5,371,434
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 122,937 621,230
Consumer Staples Distribution & Retail 0 .3%
J Sainsbury plc 79,727 358,838
Marks & Spencer Group plc 101,482 498,239
Tesco plc 309,484 1,855,126
2,712,203
Diversified Consumer Services 0 .0%
†
Pearson plc 29,691 421,981
Diversified REITs 0 .0%
†
Land Securities Group plc 31,913 250,539
Diversified Telecommunication Services 0 .1%
BT Group plc 283,106 728,755
Electric Utilities 0 .1%
SSE plc 52,279 1,225,153
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 18,253 847,225
Financial Services 0 .1%
M&G plc 113,173 386,984
Wise plc, Class A* 33,374 466,032
853,016
Food Products 0 .0%
†
Associated British Foods plc 15,055 415,244
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 39,430 710,448
Hotels, Restaurants & Leisure 0 .5%
Compass Group plc 81,588 2,779,667
Entain plc 30,699 359,876
InterContinental Hotels
Group plc 7,027 851,670
Whitbread plc 8,075 351,541
4,342,754
Household Durables 0 .0%
†
Barratt Redrow plc 62,158 326,461
Household Products 0 .3%
Reckitt Benckiser Group plc 32,368 2,499,805
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 128,516 848,157
DCC plc(a) 4,459 287,727
Smiths Group plc 15,538 495,668
1,631,552
Industrial REITs 0 .1%
Segro plc 63,150 558,792
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance 0 .3%
Admiral Group plc 12,703 574,333
Aviva plc 142,907 1,323,335
Legal & General Group plc 266,591 856,819
Phoenix Group Holdings plc 36,333 315,331
3,069,818
Interactive Media & Services 0 .0%
†
Auto Trader Group plc Reg.
S(b) 40,354 428,172
Machinery 0 .0%
†
Spirax Group plc 3,320 306,273
Media 0 .1%
Informa plc 63,783 788,235
WPP plc(a) 53,660 268,140
1,056,375
Multi-Utilities 0 .4%
Centrica plc 232,536 520,962
National Grid plc 234,690 3,383,433
3,904,395
Passenger Airlines 0 .0%
†
International Consolidated
Airlines Group SA 58,898 308,914
Personal Care Products 0 .7%
Unilever plc 116,599 6,892,419
Pharmaceuticals 1 .2%
AstraZeneca plc 74,115 11,321,315
Hikma Pharmaceuticals plc 7,505 172,755
11,494,070
Professional Services 0 .5%
Intertek Group plc 7,902 505,139
RELX plc 87,542 4,181,200
4,686,339
Software 0 .1%
Sage Group plc (The) 45,663 677,984
Specialty Retail 0 .1%
JD Sports Fashion plc 130,275 167,122
Kingfisher plc 81,232 339,236
506,358
Tobacco 0 .7%
British American Tobacco plc 99,137 5,260,826
Imperial Brands plc 37,323 1,585,470
6,846,296
Trading Companies & Distributors 0 .2%
Ashtead Group plc 20,364 1,368,468
Bunzl plc 15,150 478,278
1,846,746
Water Utilities 0 .1%
Severn Trent plc 13,483 469,882
United Utilities Group plc 33,790 520,919
990,801
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 943,010 1,093,511
105,994,663
UNITED STATES 9 .5%
Automobiles 0 .1%
Stellantis NV 96,705 895,120
Biotechnology 0 .3%
CSL Ltd. 23,046 3,027,609

100 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED STATES
Construction & Engineering 0 .2%
Ferrovial SE 25,010 1,439,548
Construction Materials 0 .4%
Amrize Ltd.* 24,200 1,172,745
Holcim AG 24,249 2,063,764
James Hardie Industries plc
CHDI* 26,589 494,748
3,731,257
Electrical Equipment 0 .8%
Schneider Electric SE 26,205 7,397,812
Energy Equipment & Services 0 .0%
†
Tenaris SA 18,010 322,357
Entertainment 0 .5%
Spotify Technology SA* 7,292 5,089,816
Food Products 1 .2%
Nestle SA (Registered) 123,145 11,311,876
Health Care Equipment & Supplies 0 .2%
Alcon AG(a) 23,936 1,792,933
Insurance 0 .3%
Swiss Re AG 14,279 2,646,162
Life Sciences Tools & Services 0 .0%
†
QIAGEN NV 9,837 436,900
Oil, Gas & Consumable Fuels 1 .5%
BP plc 753,628 4,323,147
Shell plc 281,642 10,027,469
14,350,616
Pharmaceuticals 3 .6%
GSK plc 193,936 4,169,691
Haleon plc 433,636 1,958,710
Novartis AG (Registered) 90,867 11,684,636
Roche Holding AG 35,022 11,549,422
Sanofi SA 52,528 4,965,168
34,327,627
Professional Services 0 .2%
Experian plc 44,401 2,236,135
Software 0 .2%
CyberArk Software Ltd.* 2,260 1,091,919
Monday.com Ltd.*(a) 1,901 368,205
1,460,124
90,465,892
Total Common Stocks
(cost $431,445,372) 934,562,526
Rights 0 .0%
†
Number of
Rights
BELGIUM 0 .0%
†
Financial Services 0 .0%
†
Sofina SA, expiring
10/2/2025*(a) 559 1,247
Rights
Number of
Rights Value ($)
DENMARK 0 .0%
†
Independent Power and Renewable Electricity Producers
0 .0%
†
Orsted A/S, expiring
10/2/2025* 113,745 113,243
Total Rights
(cost $121,424) 114,490
Repurchase Agreements 3 .7%
Principal
Amount ($)
Bank of America
NA, 4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $8,000,933,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 3.50%, maturing
2/25/2044 - 11/1/2051;
total market value
$8,160,000.(c) 8,000,000 8,000,000
BNP Paribas Securities
Corp., 4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $5,000,582,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
10/31/2026 - 2/15/2055;
total market value
$5,100,001.(c) 5,000,000 5,000,000
BofA Securities,
Inc., 4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $4,000,467,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$4,080,000.(c) 4,000,000 4,000,000
Cantor Fitzgerald &
Co., 4.22%, dated
9/30/2025, due
10/1/2025, repurchase
price $4,185,485,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$4,268,695.(c) 4,184,995 4,184,995

NVIT International Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 101
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 4.22%, dated
9/30/2025, due
10/1/2025, repurchase
price $5,000,586,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$5,100,000.(c) 5,000,000 5,000,000
CF Secured, LLC, 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase
price $500,058,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.39%
- 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$510,059.(c) 500,000 500,000
Citi Global Market,
Inc., 4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $3,000,349,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$3,060,001.(c) 3,000,000 3,000,000
MetLife, Inc., 4.20%,
dated 9/30/2025, due
10/1/2025, repurchase
price $2,000,233,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$2,041,054.(c) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.14%,
dated 9/30/2025, due
10/1/2025, repurchase
price $4,000,460,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$4,080,014.(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $35,684,995) 35,684,995
Total Investments
(cost $467,251,791) — 101.9% 970,362,011
Liabilities in excess of other assets
— (1.9)% (18,297,409)
NET ASSETS — 100.0%
$ 952,064,602

102 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $49,951,476, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $35,684,995 and by
$18,536,974 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/9/2025 -
5/15/2055, a total value of $54,221,969.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2025 was $10,709,195 which represents 1.12% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$35,684,995.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 45 12/2025 EUR 2,927,435 39,862
FTSE 100 Index 14 12/2025 GBP 1,771,301 18,260
Nikkei 225 Index 9 12/2025 JPY 1,366,416 5,918
SPI 200 Index 8 12/2025 AUD 1,174,253 (129)
Net contracts 63,911
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

NVIT International Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 103
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

104 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 35,987,135 $ – $ 35,987,135
Air Freight & Logistics – 4,281,958 – 4,281,958
Automobile Components – 5,327,106 – 5,327,106
Automobiles – 22,755,170 – 22,755,170
Banks – 133,300,367 – 133,300,367
Beverages 987,729 10,546,962 – 11,534,691
Biotechnology – 6,556,873 – 6,556,873
Broadline Retail 3,283,270 10,208,484 – 13,491,754
Building Products – 8,615,159 – 8,615,159
Capital Markets 501,383 30,120,340 – 30,621,723
Chemicals – 21,463,638 – 21,463,638
Commercial Services & Supplies – 3,353,390 – 3,353,390
Communications Equipment – 2,314,642 – 2,314,642
Construction & Engineering – 8,259,043 – 8,259,043
Construction Materials – 5,168,932 – 5,168,932
Consumer Staples Distribution & Retail – 10,710,318 – 10,710,318
Containers & Packaging – 142,972 – 142,972
Distributors – 180,181 – 180,181
Diversified Consumer Services – 421,981 – 421,981
Diversified REITs – 1,379,314 – 1,379,314
Diversified Telecommunication Services 251,985 16,280,547 – 16,532,532
Electric Utilities – 17,518,366 – 17,518,366
Electrical Equipment – 25,618,311 – 25,618,311
Electronic Equipment, Instruments &
Components – 9,750,908 – 9,750,908
Energy Equipment & Services – 322,357 – 322,357
Entertainment 5,089,817 8,331,770 – 13,421,587
Financial Services – 10,222,748 – 10,222,748
Food Products – 21,025,345 – 21,025,345
Gas Utilities – 2,484,511 – 2,484,511
Ground Transportation 688,194 3,678,333 – 4,366,527
Health Care Equipment & Supplies – 16,722,840 – 16,722,840
Health Care Providers & Services – 2,422,677 – 2,422,677
Health Care Technology – 903,530 – 903,530
Hotels, Restaurants & Leisure – 12,014,882 – 12,014,882
Household Durables – 10,633,523 – 10,633,523
Household Products – 4,598,485 – 4,598,485
Independent Power and Renewable
Electricity Producers – 1,907,040 – 1,907,040
Industrial Conglomerates – 19,461,620 – 19,461,620
Industrial REITs – 3,069,034 – 3,069,034
Insurance 325,815 56,188,818 – 56,514,633
Interactive Media & Services – 2,134,783 – 2,134,783
IT Services 503,403 7,084,780 – 7,588,183
Leisure Products – 1,317,037 – 1,317,037
Life Sciences Tools & Services – 3,674,849 – 3,674,849
Machinery – 29,175,548 – 29,175,548
Marine Transportation – 2,781,756 – 2,781,756
Media – 2,124,997 – 2,124,997
Metals & Mining – 23,959,222 – 23,959,222
Multi-Utilities – 9,006,865 – 9,006,865
Office REITs – 568,995 – 568,995
Oil, Gas & Consumable Fuels – 29,370,758 – 29,370,758
Paper & Forest Products – 1,822,298 – 1,822,298
Passenger Airlines – 2,617,004 – 2,617,004
Personal Care Products – 13,654,656 – 13,654,656
Pharmaceuticals 1,135,341 70,290,235 – 71,425,576
Professional Services – 14,194,805 – 14,194,805
Real Estate Management & Development – 10,047,916 – 10,047,916

NVIT International Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 105
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs $ – $ 2,605,502 $ – $ 2,605,502
Semiconductors & Semiconductor
Equipment – 34,672,284 – 34,672,284
Software 2,343,216 17,817,423 – 20,160,639
Specialty Retail – 8,190,962 – 8,190,962
Technology Hardware, Storage &
Peripherals – 3,312,119 – 3,312,119
Textiles, Apparel & Luxury Goods – 21,107,515 – 21,107,515
Tobacco – 8,729,605 – 8,729,605
Trading Companies & Distributors 1,055,967 17,964,762 – 19,020,729
Transportation Infrastructure – 3,195,450 – 3,195,450
Water Utilities – 990,801 – 990,801
Wireless Telecommunication Services – 11,733,869 – 11,733,869
Total Common Stocks $ 16,166,120 $ 918,396,406 $ – $ 934,562,526
Futures Contracts 64,040 – – 64,040
Repurchase Agreements – 35,684,995 – 35,684,995
Rights 114,490 – – 114,490
Total Assets $ 16,344,650 $ 954,081,401 $ – $ 970,426,051
Liabilities:
Futures Contracts $ (129) $ – $ – $ (129)
Total Liabilities $ (129) $ – $ – $ (129)
Total $ 16,344,521 $ 954,081,401 $ – $ 970,425,922
As of September 30, 2025, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

106 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Index Fund
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 64,040
Total $ 64,040
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (129)
Total $ (129)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Mid Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 107
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 3.0%
AeroVironment, Inc.* 12,944 4,075,936
ATI, Inc.*(a) 55,976 4,553,088
BWX Technologies, Inc.(a) 37,165 6,852,111
Curtiss-Wright Corp. 15,413 8,368,334
Hexcel Corp. 32,372 2,029,724
Kratos Defense & Security
Solutions, Inc.* 66,942 6,116,491
Woodward, Inc. 24,495 6,190,132
38,185,816
Air Freight & Logistics 0.2%
GXO Logistics, Inc.* 47,799 2,528,089
Automobile Components 0.8%
Autoliv, Inc.(a) 28,790 3,555,565
Gentex Corp.(a) 90,086 2,549,434
Goodyear Tire & Rubber Co.
(The)* 120,609 902,155
Lear Corp. 21,340 2,147,017
Visteon Corp.(a) 11,093 1,329,607
10,483,778
Automobiles 0.3%
Harley-Davidson, Inc.(a) 44,812 1,250,255
Thor Industries, Inc.(a) 21,495 2,228,816
3,479,071
Banks 6.5%
Associated Banc-Corp. 66,940 1,721,027
Bank OZK 43,094 2,196,932
Cadence Bank(a) 74,140 2,783,216
Columbia Banking System,
Inc.(a) 122,883 3,163,009
Comerica, Inc. 52,316 3,584,692
Commerce Bancshares, Inc.
(a) 49,770 2,974,255
Cullen/Frost Bankers, Inc.(a) 26,002 3,296,274
East West Bancorp, Inc. 56,407 6,004,525
First Financial Bankshares ,
Inc.(a) 53,636 1,804,851
First Horizon Corp. 208,234 4,708,171
Flagstar Financial, Inc. 125,248 1,446,614
FNB Corp.(a) 148,856 2,398,070
Glacier Bancorp, Inc.(a) 47,675 2,320,342
Hancock Whitney Corp.(a) 34,682 2,171,440
Home BancShares , Inc. 75,683 2,141,829
International Bancshares Corp. 22,142 1,522,263
Old National Bancorp(a) 133,786 2,936,603
Pinnacle Financial Partners,
Inc. 31,109 2,917,713
Prosperity Bancshares, Inc. 37,412 2,482,286
SOUTHSTATE BANK Corp. 40,230 3,977,540
Synovus Financial Corp. 56,267 2,761,584
Texas Capital Bancshares,
Inc.* 18,562 1,569,046
UMB Financial Corp.(a) 29,081 3,441,736
United Bankshares , Inc. 57,951 2,156,357
Valley National Bancorp(a) 195,940 2,076,964
Webster Financial Corp. 67,993 4,041,504
Western Alliance Bancorp 42,630 3,696,874
Wintrust Financial Corp. 27,159 3,596,938
Zions Bancorp NA 59,008 3,338,673
83,231,328
Common Stocks
Shares Value ($)
Beverages 0.6%
Boston Beer Co., Inc. (The),
Class A*(a) 3,332 704,451
Celsius Holdings, Inc.* 65,049 3,739,667
Coca-Cola Consolidated, Inc. 24,011 2,813,129
7,257,247
Biotechnology 2.4%
BioMarin Pharmaceutical, Inc.* 77,450 4,194,692
Cytokinetics, Inc.* 48,646 2,673,584
Exelixis , Inc.* 109,292 4,513,760
Halozyme Therapeutics, Inc.* 47,605 3,491,351
Neurocrine Biosciences, Inc.* 40,253 5,650,716
Roivant Sciences Ltd.*(a) 177,623 2,687,436
United Therapeutics Corp.* 18,345 7,690,407
30,901,946
Broadline Retail 0.4%
Macy's, Inc. 110,794 1,986,536
Ollie's Bargain Outlet
Holdings, Inc.* 24,944 3,202,810
5,189,346
Building Products 2.1%
AAON, Inc.(a) 27,333 2,553,996
Advanced Drainage Systems,
Inc. 28,912 4,010,094
Carlisle Cos., Inc. 17,317 5,696,600
Fortune Brands Innovations,
Inc. 48,133 2,569,821
Owens Corning 33,917 4,797,899
Simpson Manufacturing Co.,
Inc. 16,919 2,833,256
Trex Co., Inc.*(a) 43,288 2,236,691
UFP Industries, Inc. 24,141 2,256,942
26,955,299
Capital Markets 3.1%
Affiliated Managers Group, Inc. 11,922 2,842,563
Carlyle Group, Inc. (The)(a) 103,827 6,509,953
Evercore, Inc., Class A(a) 15,335 5,172,802
Federated Hermes, Inc., Class
B 31,221 1,621,307
Hamilton Lane, Inc., Class A 17,110 2,306,257
Houlihan Lokey, Inc., Class
A(a) 22,367 4,592,392
Janus Henderson Group plc 52,220 2,324,312
Jefferies Financial Group, Inc. 67,172 4,394,392
Morningstar, Inc. 10,176 2,360,934
SEI Investments Co. 39,059 3,314,156
Stifel Financial Corp. 42,428 4,814,305
40,253,373
Chemicals 1.4%
Ashland, Inc. 18,212 872,537
Avient Corp. 37,718 1,242,808
Axalta Coating Systems Ltd.* 88,450 2,531,439
Cabot Corp. 21,554 1,639,182
NewMarket Corp.(a) 3,108 2,574,077
Olin Corp. 46,714 1,167,383
RPM International, Inc. 52,091 6,140,487
Scotts Miracle-Gro Co. (The) 17,622 1,003,573
Westlake Corp. 13,742 1,058,958
18,230,444

108 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1.7%
Brink's Co. (The) 17,023 1,989,308
Clean Harbors, Inc.* 20,555 4,773,282
MSA Safety, Inc. 15,289 2,630,778
RB Global, Inc. 75,488 8,179,880
Tetra Tech, Inc. 106,927 3,569,223
21,142,471
Communications Equipment 1.0%
Ciena Corp.* 57,455 8,369,470
Lumentum Holdings, Inc.*(a) 28,413 4,623,079
12,992,549
Construction & Engineering 2.7%
AECOM 53,695 7,005,587
API Group Corp.* 150,171 5,161,377
Comfort Systems USA, Inc. 14,312 11,809,976
Fluor Corp.* 65,628 2,760,970
MasTec , Inc.* 24,955 5,310,673
Valmont Industries, Inc.(a) 8,052 3,122,002
35,170,585
Construction Materials 0.4%
Eagle Materials, Inc. 13,284 3,095,703
Knife River Corp.* 23,169 1,781,001
4,876,704
Consumer Finance 0.7%
Ally Financial, Inc. 113,769 4,459,745
FirstCash Holdings, Inc.(a) 16,108 2,551,829
SLM Corp.(a) 86,858 2,404,230
9,415,804
Consumer Staples Distribution & Retail 2.9%
Albertsons Cos., Inc., Class A 165,082 2,890,586
BJ's Wholesale Club Holdings,
Inc.*(a) 53,955 5,031,304
Casey's General Stores, Inc. 15,145 8,561,771
Maplebear , Inc.*(a) 73,317 2,695,133
Performance Food Group Co.* 63,485 6,604,979
Sprouts Farmers Market, Inc.* 39,682 4,317,402
US Foods Holding Corp.* 91,606 7,018,852
37,120,027
Containers & Packaging 1.1%
AptarGroup, Inc. 26,754 3,575,939
Crown Holdings, Inc.(a) 46,467 4,488,247
Graphic Packaging Holding
Co.(a) 122,189 2,391,239
Greif, Inc., Class A 11,047 660,169
Silgan Holdings, Inc.(a) 33,572 1,443,932
Sonoco Products Co.(a) 39,344 1,695,333
14,254,859
Diversified Consumer Services 1.3%
Duolingo, Inc., Class A*(a) 16,125 5,189,670
Graham Holdings Co., Class B 1,422 1,674,135
Grand Canyon Education,
Inc.* 11,374 2,496,821
H&R Block, Inc.(a) 54,171 2,739,427
Service Corp. International 56,993 4,742,957
16,843,010
Diversified REITs 0.5%
WP Carey, Inc. 89,121 6,021,906
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0.4%
Frontier Communications
Parent, Inc.* 99,851 3,729,435
Iridium Communications, Inc.
(a) 43,414 758,008
4,487,443
Electric Utilities 1.0%
ALLETE, Inc. 22,159 1,471,358
IDACORP, Inc.(a) 22,044 2,913,114
OGE Energy Corp. 84,632 3,915,923
Portland General Electric Co. 44,309 1,949,596
TXNM Energy, Inc. 37,315 2,110,163
12,360,154
Electrical Equipment 1.8%
Acuity, Inc. 12,362 4,257,349
EnerSys 15,186 1,715,411
NEXTracker, Inc., Class A* 59,692 4,416,611
nVent Electric plc 65,557 6,466,542
Regal Rexnord Corp.(a) 26,952 3,865,995
Sensata Technologies Holding
plc 58,944 1,800,739
22,522,647
Electronic Equipment, Instruments & Components 3.4%
Arrow Electronics, Inc.* 20,799 2,516,679
Avnet, Inc.(a) 34,171 1,786,460
Belden, Inc.(a) 15,773 1,897,019
Cognex Corp. 68,020 3,081,306
Coherent Corp.*(a) 63,153 6,802,841
Crane NXT Co.(a) 20,469 1,372,856
Fabrinet*(a) 14,554 5,306,679
Flex Ltd.* 152,841 8,860,193
IPG Photonics Corp.* 10,639 842,502
Littelfuse , Inc. 10,262 2,657,960
Novanta , Inc.* 14,531 1,455,280
TD SYNNEX Corp. 30,821 5,046,939
Vontier Corp. 59,809 2,510,184
44,136,898
Energy Equipment & Services 0.9%
NOV, Inc.(a) 155,998 2,066,973
TechnipFMC plc(a) 166,516 6,569,056
Valaris Ltd.*(a) 27,054 1,319,424
Weatherford International
plc(a) 28,793 1,970,305
11,925,758
Entertainment 0.2%
Warner Music Group Corp.,
Class A(a) 60,180 2,049,731
Financial Services 1.6%
Equitable Holdings, Inc. 107,684 5,468,194
Essent Group Ltd. 39,908 2,536,552
Euronet Worldwide, Inc.* 15,859 1,392,579
MGIC Investment Corp. 94,242 2,673,646
Shift4 Payments, Inc., Class
A*(a) 27,508 2,129,119
Voya Financial, Inc.(a) 39,223 2,933,880
Western Union Co. (The)(a) 133,990 1,070,580
WEX, Inc.* 13,973 2,201,167
20,405,717
Food Products 0.8%
Darling Ingredients, Inc.* 64,448 1,989,510

NVIT Mid Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Food Products
Flowers Foods, Inc. 81,830 1,067,881
Ingredion, Inc.(a) 26,194 3,198,549
Marzetti Co. (The) 7,977 1,378,346
Pilgrim's Pride Corp.(a) 16,211 660,112
Post Holdings, Inc.*(a) 18,802 2,020,839
10,315,237
Gas Utilities 1.1%
National Fuel Gas Co. 37,182 3,434,501
New Jersey Resources Corp. 42,499 2,046,327
ONE Gas, Inc. 24,408 1,975,583
Southwest Gas Holdings, Inc. 25,014 1,959,597
Spire, Inc.(a) 24,421 1,990,800
UGI Corp. 88,785 2,952,989
14,359,797
Ground Transportation 1.4%
Avis Budget Group, Inc.*(a) 6,910 1,109,573
Knight-Swift Transportation
Holdings, Inc., Class A(a) 66,258 2,617,854
Landstar System, Inc. 13,767 1,687,283
Ryder System, Inc. 16,554 3,122,747
Saia, Inc.*(a) 10,917 3,268,113
XPO, Inc.* 47,776 6,176,004
17,981,574
Health Care Equipment & Supplies 1.2%
Dentsply Sirona, Inc. 80,801 1,025,365
Envista Holdings Corp.*(a) 67,842 1,381,942
Globus Medical, Inc., Class
A*(a) 46,774 2,678,747
Haemonetics Corp.* 19,529 951,843
Lantheus Holdings, Inc.*(a) 27,599 1,415,553
LivaNova plc*(a) 22,582 1,182,845
Masimo Corp.* 18,675 2,755,496
Penumbra, Inc.* 15,743 3,988,017
15,379,808
Health Care Providers & Services 2.3%
Chemed Corp. 5,842 2,615,697
Encompass Health Corp. 40,798 5,182,162
Ensign Group, Inc. (The)(a) 23,338 4,032,106
HealthEquity, Inc.*(a) 35,168 3,332,872
Hims & Hers Health, Inc.*(a) 83,737 4,749,563
Option Care Health, Inc.*(a) 66,174 1,836,990
Tenet Healthcare Corp.* 36,004 7,310,252
29,059,642
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.,
Class A 147,330 2,656,360
Omega Healthcare Investors,
Inc. 118,551 5,005,223
Sabra Health Care REIT, Inc.
(a) 98,596 1,837,830
9,499,413
Health Care Technology 0.3%
Doximity, Inc., Class A*(a) 55,143 4,033,710
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.(a) 87,287 967,140
Hotels, Restaurants & Leisure 2.8%
Aramark(a) 107,731 4,136,870
Boyd Gaming Corp.(a) 23,825 2,059,671
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cava Group, Inc.*(a) 39,942 2,412,896
Choice Hotels International,
Inc.(a) 8,590 918,357
Churchill Downs, Inc. 27,582 2,675,730
Hilton Grand Vacations, Inc.* 25,417 1,062,685
Hyatt Hotels Corp., Class A 16,908 2,399,752
Light & Wonder, Inc.*(a) 34,182 2,869,237
Marriott Vacations Worldwide
Corp. 11,702 778,885
Planet Fitness, Inc., Class A* 34,062 3,535,636
Texas Roadhouse, Inc., Class
A 26,978 4,482,395
Travel + Leisure Co.(a) 26,144 1,555,307
Vail Resorts, Inc.(a) 14,997 2,243,101
Wingstop , Inc. 11,446 2,880,729
Wyndham Hotels & Resorts,
Inc. 30,864 2,466,034
36,477,285
Household Durables 1.8%
KB Home(a) 26,683 1,698,106
Somnigroup International, Inc.
(a) 84,674 7,140,558
Taylor Morrison Home Corp.,
Class A* 40,623 2,681,524
Toll Brothers, Inc. 39,989 5,524,081
TopBuild Corp.*(a) 11,379 4,447,596
Whirlpool Corp.(a) 22,556 1,772,902
23,264,767
Independent Power and Renewable Electricity Producers
0.8%
Ormat Technologies, Inc.(a) 23,985 2,308,556
Talen Energy Corp.*(a) 18,612 7,917,173
10,225,729
Industrial REITs 1.0%
EastGroup Properties, Inc. 21,346 3,613,024
First Industrial Realty Trust,
Inc. 53,605 2,759,049
Rexford Industrial Realty, Inc. 95,478 3,925,101
STAG Industrial, Inc.(a) 76,270 2,691,568
12,988,742
Insurance 4.1%
American Financial Group, Inc. 28,480 4,150,106
Brighthouse Financial, Inc.*(a) 22,567 1,197,856
CNO Financial Group, Inc. 40,095 1,585,757
Fidelity National Financial, Inc. 104,474 6,319,632
First American Financial Corp. 41,424 2,661,078
Hanover Insurance Group, Inc.
(The) 14,504 2,634,361
Kemper Corp. 24,715 1,274,058
Kinsale Capital Group, Inc.(a) 9,117 3,877,095
Old Republic International
Corp. 93,885 3,987,296
Primerica, Inc. 13,460 3,736,361
Reinsurance Group of
America, Inc. 26,954 5,178,672
RenaissanceRe Holdings Ltd. 19,306 4,902,373
RLI Corp. 33,880 2,209,654
Ryan Specialty Holdings, Inc.,
Class A(a) 44,682 2,518,278

110 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Selective Insurance Group,
Inc. 24,783 2,009,158
Unum Group 63,761 4,959,331
53,201,066
Interactive Media & Services 0.1%
ZoomInfo Technologies, Inc.,
Class A*(a) 109,611 1,195,856
IT Services 1.3%
ASGN, Inc.* 17,534 830,235
Kyndryl Holdings, Inc.* 94,105 2,825,973
Okta, Inc., Class A* 67,885 6,225,055
Twilio, Inc., Class A* 62,305 6,236,107
16,117,370
Leisure Products 0.5%
Brunswick Corp. 26,482 1,674,722
Mattel, Inc.*(a) 131,096 2,206,345
Polaris, Inc.(a) 21,592 1,255,143
YETI Holdings, Inc.* 32,465 1,077,189
6,213,399
Life Sciences Tools & Services 1.7%
Avantor, Inc.*(a) 278,355 3,473,870
Bio-Rad Laboratories, Inc.,
Class A* 7,418 2,079,933
Bruker Corp. 44,398 1,442,491
Illumina, Inc.*(a) 62,466 5,932,396
Medpace Holdings, Inc.*(a) 9,018 4,636,695
Repligen Corp.* 21,494 2,873,103
Sotera Health Co.* 71,366 1,122,587
21,561,075
Machinery 5.0%
AGCO Corp.(a) 25,169 2,694,845
Chart Industries, Inc.* 17,911 3,584,887
CNH Industrial NV 360,143 3,907,552
Crane Co. 20,172 3,714,472
Donaldson Co., Inc. 46,986 3,845,804
Esab Corp. 23,520 2,628,125
Flowserve Corp. 54,042 2,871,792
Graco, Inc. 66,392 5,640,664
ITT, Inc. 31,795 5,683,674
Lincoln Electric Holdings, Inc. 22,600 5,329,758
Middleby Corp. (The)* 19,167 2,547,869
Mueller Industries, Inc. 44,864 4,536,199
Oshkosh Corp. 25,960 3,367,012
RBC Bearings, Inc.* 12,805 4,997,663
Terex Corp. 26,049 1,336,314
Timken Co. (The)(a) 25,261 1,899,122
Toro Co. (The) 39,900 3,040,380
Watts Water Technologies,
Inc., Class A 11,123 3,106,431
64,732,563
Marine Transportation 0.1%
Kirby Corp.* 22,254 1,857,096
Media 0.8%
EchoStar Corp., Class A*(a) 55,043 4,203,083
New York Times Co. (The),
Class A 65,672 3,769,573
Common Stocks
Shares Value ($)
Media
Nexstar Media Group, Inc.,
Class A 11,690 2,311,581
10,284,237
Metals & Mining 2.2%
Alcoa Corp. 105,256 3,461,870
Carpenter Technology Corp. 20,233 4,968,011
Cleveland-Cliffs, Inc.* 200,507 2,446,185
Commercial Metals Co. 45,213 2,589,801
MP Materials Corp.* 54,121 3,629,895
Reliance, Inc. 21,262 5,971,007
Royal Gold, Inc. 26,820 5,379,556
28,446,325
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management,
Inc.(a) 251,092 5,074,569
Starwood Property Trust, Inc.
(a) 145,005 2,808,747
7,883,316
Multi-Utilities 0.3%
Black Hills Corp. 30,330 1,868,025
Northwestern Energy Group,
Inc. 25,007 1,465,660
3,333,685
Office REITs 0.6%
COPT Defense Properties 45,966 1,335,772
Cousins Properties, Inc. 69,830 2,020,880
Kilroy Realty Corp.(a) 43,173 1,824,060
Vornado Realty Trust 66,357 2,689,449
7,870,161
Oil, Gas & Consumable Fuels 3.0%
Antero Midstream Corp. 139,463 2,711,161
Antero Resources Corp.* 119,562 4,012,501
Chord Energy Corp. 23,326 2,317,905
Civitas Resources, Inc.(a) 33,964 1,103,830
CNX Resources Corp.*(a) 57,428 1,844,587
DT Midstream, Inc. 41,246 4,663,273
HF Sinclair Corp. 64,386 3,369,963
Matador Resources Co.(a) 48,068 2,159,695
Murphy Oil Corp.(a) 53,307 1,514,452
Ovintiv , Inc. 104,098 4,203,477
PBF Energy, Inc., Class A 34,137 1,029,913
Permian Resources Corp.,
Class A 276,336 3,537,101
Range Resources Corp. 96,502 3,632,335
Viper Energy, Inc., Class A(a) 68,766 2,628,237
38,728,430
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 25,599 2,274,215
Passenger Airlines 0.4%
Alaska Air Group, Inc.* 46,745 2,326,966
American Airlines Group,
Inc.*(a) 271,298 3,049,390
5,376,356
Personal Care Products 0.4%
BellRing Brands, Inc.* 51,085 1,856,940
Coty, Inc., Class A* 151,868 613,547
elf Beauty, Inc.*(a) 23,957 3,173,823
5,644,310

NVIT Mid Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Pharmaceuticals 0.7%
Elanco Animal Health, Inc.*(a) 201,828 4,064,816
Jazz Pharmaceuticals plc* 24,539 3,234,240
Perrigo Co. plc(a) 56,566 1,259,725
8,558,781
Professional Services 2.6%
CACI International, Inc., Class
A*(a) 8,961 4,469,568
Concentrix Corp.(a) 18,832 869,097
ExlService Holdings, Inc.* 65,736 2,894,356
Exponent, Inc. 20,661 1,435,526
FTI Consulting, Inc.*(a) 13,034 2,106,946
Genpact Ltd. 66,007 2,765,033
Insperity, Inc. 14,726 724,519
KBR, Inc. 52,222 2,469,578
Maximus, Inc. 22,794 2,082,688
Parsons Corp.*(a) 21,040 1,744,637
Paylocity Holding Corp.* 17,709 2,820,512
Science Applications
International Corp. 19,118 1,899,756
TransUnion(a) 76,501 6,409,254
32,691,470
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.* 19,270 5,747,856
Residential REITs 0.8%
American Homes 4 Rent,
Class A 130,691 4,345,476
Equity LifeStyle Properties,
Inc.(a) 77,940 4,730,958
Independence Realty Trust,
Inc.(a) 97,500 1,598,025
10,674,459
Retail REITs 0.9%
Agree Realty Corp.(a) 44,057 3,129,809
Brixmor Property Group, Inc. 126,521 3,502,101
Kite Realty Group Trust(a) 90,259 2,012,776
NNN REIT, Inc. 75,915 3,231,702
11,876,388
Semiconductors & Semiconductor Equipment 2.8%
Allegro MicroSystems , Inc.* 50,934 1,487,273
Amkor Technology, Inc. 47,342 1,344,513
Cirrus Logic, Inc.* 20,887 2,616,932
Entegris , Inc. 61,434 5,680,188
Lattice Semiconductor
Corp.*(a) 55,544 4,072,486
MACOM Technology Solutions
Holdings, Inc.* 25,241 3,142,252
MKS, Inc. 27,565 3,411,720
Onto Innovation, Inc.* 19,898 2,571,219
Power Integrations, Inc. 22,625 909,751
Rambus, Inc.*(a) 43,895 4,573,859
Silicon Laboratories, Inc.* 13,261 1,738,915
Synaptics , Inc.* 16,193 1,106,630
Universal Display Corp. 18,088 2,597,979
35,253,717
Software 3.9%
Appfolio , Inc., Class A*(a) 9,319 2,568,876
BILL Holdings, Inc.* 37,299 1,975,728
Blackbaud, Inc.* 15,114 971,981
Commvault Systems, Inc.* 18,052 3,407,857
Common Stocks
Shares Value ($)
Software
Docusign , Inc., Class A* 82,135 5,921,112
Dolby Laboratories, Inc., Class
A 24,592 1,779,723
Dropbox, Inc., Class A*(a) 76,507 2,311,276
Dynatrace, Inc.* 122,724 5,945,978
Guidewire Software, Inc.* 34,225 7,866,958
Manhattan Associates, Inc.* 24,574 5,037,179
Nutanix, Inc., Class A* 107,117 7,968,434
Pegasystems, Inc. 36,531 2,100,532
Qualys, Inc.*(a) 14,701 1,945,383
49,801,017
Specialized REITs 1.5%
CubeSmart 92,939 3,778,900
EPR Properties(a) 30,438 1,765,708
Gaming and Leisure
Properties, Inc.(a) 113,603 5,295,036
Lamar Advertising Co., Class
A(a) 35,754 4,377,005
National Storage Affiliates
Trust(a) 28,091 848,910
PotlatchDeltic Corp. 29,528 1,203,266
Rayonier, Inc. 57,715 1,531,756
18,800,581
Specialty Retail 3.6%
Abercrombie & Fitch Co.,
Class A* 19,441 1,663,177
AutoNation, Inc.* 10,742 2,350,027
Bath & Body Works, Inc. 85,950 2,214,072
Burlington Stores, Inc.*(a) 25,332 6,446,994
Chewy, Inc., Class A* 91,151 3,687,058
Dick's Sporting Goods, Inc. 26,886 5,974,607
Five Below, Inc.* 22,383 3,462,650
Floor & Decor Holdings, Inc.,
Class A* 43,974 3,240,884
GameStop Corp., Class A*(a) 167,237 4,562,225
Gap, Inc. (The) 91,610 1,959,538
Lithia Motors, Inc., Class A 10,463 3,306,308
Murphy USA, Inc. 7,164 2,781,495
Penske Automotive Group,
Inc. 7,716 1,341,890
RH*(a) 6,113 1,241,917
Valvoline, Inc.*(a) 52,119 1,871,593
46,104,435
Technology Hardware, Storage & Peripherals 0.8%
Pure Storage, Inc., Class A*(a) 126,065 10,565,508
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*(a) 48,169 959,526
Columbia Sportswear Co. 10,712 560,238
Crocs, Inc.*(a) 22,108 1,847,123
PVH Corp. 19,621 1,643,651
Under Armour , Inc., Class
A*(a) 70,287 350,732
Under Armour , Inc., Class
C*(a) 54,639 263,907
VF Corp.(a) 134,255 1,937,300
7,562,477
Trading Companies & Distributors 1.7%
Applied Industrial
Technologies, Inc. 15,542 4,057,239

112 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Core & Main, Inc., Class A*(a) 77,109 4,150,777
GATX Corp.(a) 14,599 2,551,905
MSC Industrial Direct Co., Inc.,
Class A 18,275 1,683,859
Watsco , Inc.(a) 14,160 5,724,888
WESCO International, Inc.(a) 18,815 3,979,373
22,148,041
Water Utilities 0.3%
Essential Utilities, Inc.(a) 108,881 4,344,352
Total Common Stocks
(cost $812,453,683) 1,265,823,386
Repurchase Agreements 6.9%
Principal
Amount ($)
Bank of America NA,
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $10,001,167,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 3.50%, maturing
2/25/2044 - 11/1/2051;
total market value
$10,200,000.(b) 10,000,000 10,000,000
BNP Paribas Securities
Corp.,
4.19%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$3,000,349, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.63%, maturing
10/31/2026 - 2/15/2055;
total market value
$3,060,000.(b) 3,000,000 3,000,000
BofA Securities, Inc.,
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $15,001,750,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$15,300,000.(b) 15,000,000 15,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated
9/30/2025, due
10/1/2025, repurchase
price $11,986,645,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$12,224,946.(b) 11,985,240 11,985,240
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$2,000,234, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$2,040,000.(b) 2,000,000 2,000,000
CF Secured, LLC,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$7,000,817, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
1.39% - 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$7,140,833.(b) 7,000,000 7,000,000
Citi Global Market, Inc.,
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $10,001,164,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.50% - 3.63%, maturing
8/31/2027 - 3/31/2028;
total market value
$10,200,002.(b) 10,000,000 10,000,000

NVIT Mid Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 113
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.14%, dated
9/30/2025, due
10/1/2025, repurchase
price $30,003,450,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$30,600,105.(b) 30,000,000 30,000,000
Total Repurchase Agreements
(cost $88,985,240) 88,985,240
Total Investments
(cost $901,438,923) — 105.6% 1,354,808,626
Liabilities in excess of other assets — (5.6)% (71,652,690)
NET ASSETS — 100.0%
$ 1,283,155,936
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $249,879,326, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $88,985,240 and by
$166,082,677 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
2/15/2055, a total value of $255,067,917.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$88,985,240.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 30 12/2025 USD 9,858,600 (67,228)
Net contracts (67,228)
Currency:
USD United States Dollar

114 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Mid Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Mid Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 115
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,265,823,386 $ – $ – $ 1,265,823,386
Repurchase Agreements – 88,985,240 – 88,985,240
Total Assets $ 1,265,823,386 $ 88,985,240 $ – $ 1,354,808,626
Liabilities:
Futures Contracts $ (67,228) $ – $ – $ (67,228)
Total Liabilities $ (67,228) $ – $ – $ (67,228)
Total $ 1,265,756,158 $ 88,985,240 $ – $ 1,354,741,398
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (67,228)
Total $ (67,228)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

116 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks 98 .7%
Shares Value ($)
Aerospace & Defense 2 .2%
Axon Enterprise, Inc.* 6,856 4,920,140
Boeing Co. (The)* 66,172 14,281,903
GE Aerospace 92,612 27,859,542
General Dynamics Corp. 21,860 7,454,260
Howmet Aerospace, Inc. 34,962 6,860,593
Huntington Ingalls Industries,
Inc. 3,659 1,053,463
L3Harris Technologies, Inc. 16,177 4,940,618
Lockheed Martin Corp. 17,943 8,957,325
Northrop Grumman Corp. 11,892 7,246,033
RTX Corp. 117,047 19,585,474
Textron, Inc.(a) 15,882 1,341,870
TransDigm Group, Inc. 4,888 6,442,482
110,943,703
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 10,485 1,388,214
Expeditors International of
Washington, Inc. 11,733 1,438,348
FedEx Corp. 18,885 4,453,272
United Parcel Service, Inc.,
Class B 64,385 5,378,079
12,657,913
Automobile Components 0 .0%
†
Aptiv plc* 19,964 1,721,296
Automobiles 2 .3%
Ford Motor Co. 339,657 4,062,298
General Motors Co. 83,149 5,069,594
Tesla, Inc.* 245,368 109,120,057
118,251,949
Banks 3 .5%
Bank of America Corp. 528,944 27,288,221
Citigroup, Inc. 160,774 16,318,561
Citizens Financial Group, Inc. 39,935 2,122,945
Fifth Third Bancorp(a) 57,805 2,575,213
Huntington Bancshares, Inc. 134,644 2,325,302
JPMorgan Chase & Co. 240,147 75,749,568
KeyCorp 88,895 1,661,447
M&T Bank Corp. 13,648 2,697,118
PNC Financial Services
Group, Inc. (The) 34,393 6,910,585
Regions Financial Corp.(a) 77,929 2,054,988
Truist Financial Corp. 115,920 5,299,862
US Bancorp 137,205 6,631,118
Wells Fargo & Co. 279,769 23,450,238
175,085,166
Beverages 1 .0%
Brown-Forman Corp., Class B 15,771 427,079
Coca-Cola Co. (The) 339,179 22,494,351
Constellation Brands, Inc.,
Class A(a) 12,469 1,679,200
Keurig Dr Pepper, Inc. 121,239 3,092,807
Molson Coors Beverage Co.,
Class B 14,728 666,442
Monster Beverage Corp.* 60,691 4,085,111
PepsiCo, Inc. 120,054 16,860,384
49,305,374
Biotechnology 1 .6%
AbbVie, Inc. 154,669 35,812,060
Amgen, Inc. 47,083 13,286,823
Common Stocks
Shares Value ($)
Biotechnology
Biogen, Inc.* 13,169 1,844,713
Gilead Sciences, Inc. 107,973 11,985,003
Incyte Corp.*(a) 14,413 1,222,366
Moderna, Inc.*(a) 27,317 705,598
Regeneron Pharmaceuticals,
Inc. 8,999 5,059,868
Vertex Pharmaceuticals, Inc.* 22,326 8,743,755
78,660,186
Broadline Retail 3 .8%
Amazon.com, Inc.* 847,583 186,103,799
eBay, Inc. 39,912 3,629,997
189,733,796
Building Products 0 .5%
A O Smith Corp. 10,396 763,170
Allegion plc 7,786 1,380,847
Builders FirstSource, Inc.* 9,975 1,209,469
Carrier Global Corp. 70,399 4,202,820
Johnson Controls International
plc 58,140 6,392,493
Lennox International, Inc.(a) 2,710 1,434,566
Masco Corp. 17,815 1,253,998
Trane Technologies plc 19,436 8,201,215
24,838,578
Capital Markets 3 .4%
Ameriprise Financial, Inc. 8,390 4,121,587
Bank of New York Mellon
Corp. (The) 62,250 6,782,760
Blackrock, Inc. 12,527 14,604,853
Blackstone, Inc. 64,433 11,008,378
Cboe Global Markets, Inc. 8,825 2,164,331
Charles Schwab Corp. (The) 149,551 14,277,634
CME Group, Inc. 31,531 8,519,361
Coinbase Global, Inc., Class
A* 19,751 6,665,765
FactSet Research Systems,
Inc. 3,183 911,898
Franklin Resources, Inc.(a) 26,297 608,250
Goldman Sachs Group, Inc.
(The) 26,438 21,053,901
Interactive Brokers Group,
Inc., Class A 37,869 2,605,766
Intercontinental Exchange, Inc. 50,107 8,442,027
Invesco Ltd. 42,078 965,269
KKR & Co., Inc. 59,045 7,672,898
Moody's Corp. 13,516 6,440,104
Morgan Stanley 105,955 16,842,607
MSCI, Inc., Class A 6,822 3,870,871
Nasdaq, Inc. 39,588 3,501,559
Northern Trust Corp. 16,939 2,279,989
Raymond James Financial,
Inc. 15,771 2,722,075
Robinhood Markets, Inc.,
Class A* 67,593 9,677,966
S&P Global, Inc. 27,213 13,244,839
State Street Corp. 25,507 2,959,067
T. Rowe Price Group, Inc. 18,856 1,935,380
173,879,135
Chemicals 1 .1%
Air Products & Chemicals, Inc.
(a) 19,596 5,344,221

NVIT S&P 500 Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Chemicals
Albemarle Corp.(a) 9,540 773,503
CF Industries Holdings, Inc. 13,818 1,239,475
Corteva, Inc. 60,146 4,067,674
Dow, Inc. 62,265 1,427,736
DuPont de Nemours, Inc. 36,613 2,852,153
Eastman Chemical Co. 9,702 611,711
Ecolab, Inc. 22,174 6,072,572
International Flavors &
Fragrances, Inc. 21,551 1,326,249
Linde plc 41,288 19,611,800
LyondellBasell Industries NV,
Class A 21,606 1,059,558
Mosaic Co. (The)(a) 27,086 939,342
PPG Industries, Inc. 20,528 2,157,698
Sherwin-Williams Co. (The) 20,245 7,010,034
54,493,726
Commercial Services & Supplies 0 .5%
Cintas Corp. 29,920 6,141,379
Copart, Inc.* 76,214 3,427,344
Republic Services, Inc., Class
A 17,755 4,074,417
Rollins, Inc. 25,177 1,478,897
Veralto Corp. 21,732 2,316,849
Waste Management, Inc. 32,152 7,100,126
24,539,012
Communications Equipment 0 .9%
Arista Networks, Inc.* 89,818 13,087,381
Cisco Systems, Inc. 345,843 23,662,578
F5, Inc.* 5,096 1,646,976
Motorola Solutions, Inc. 14,615 6,683,293
45,080,228
Construction & Engineering 0 .2%
EMCOR Group, Inc. 3,909 2,539,052
Quanta Services, Inc. 13,153 5,450,866
7,989,918
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 5,273 3,323,467
Vulcan Materials Co. 11,570 3,559,163
6,882,630
Consumer Finance 0 .6%
American Express Co. 47,404 15,745,713
Capital One Financial Corp. 56,252 11,958,050
Synchrony Financial 33,211 2,359,641
30,063,404
Consumer Staples Distribution & Retail 1 .8%
Costco Wholesale Corp. 38,850 35,960,725
Dollar General Corp. 19,328 1,997,549
Dollar Tree, Inc.*(a) 17,238 1,626,750
Kroger Co. (The)(a) 53,250 3,589,582
Sysco Corp. 41,820 3,443,459
Target Corp.(a) 39,731 3,563,871
Walmart, Inc. 383,329 39,505,887
89,687,823
Containers & Packaging 0 .2%
Amcor plc 191,610 1,567,370
Avery Dennison Corp. 6,962 1,129,028
Ball Corp. 25,343 1,277,794
International Paper Co.(a) 45,625 2,117,000
Packaging Corp. of America 8,069 1,758,477
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc(a) 42,646 1,815,440
9,665,109
Distributors 0 .1%
Genuine Parts Co. 12,473 1,728,758
LKQ Corp. 22,920 699,977
Pool Corp. 3,151 977,030
3,405,765
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 624,472 17,635,090
Verizon Communications, Inc. 369,976 16,260,445
33,895,535
Electric Utilities 1 .5%
Alliant Energy Corp. 22,595 1,523,129
American Electric Power Co.,
Inc. 46,741 5,258,363
Constellation Energy Corp. 27,596 9,081,016
Duke Energy Corp. 68,409 8,465,614
Edison International 34,491 1,906,663
Entergy Corp.(a) 39,010 3,635,342
Evergy, Inc. 19,154 1,456,087
Eversource Energy 31,994 2,276,053
Exelon Corp. 87,234 3,926,402
FirstEnergy Corp. 44,446 2,036,516
NextEra Energy, Inc. 180,276 13,609,035
NRG Energy, Inc. 16,893 2,735,821
PG&E Corp. 195,628 2,950,070
Pinnacle West Capital Corp.(a) 10,155 910,497
PPL Corp.(a) 62,677 2,329,077
Southern Co. (The)(a) 96,917 9,184,824
Xcel Energy, Inc. 49,480 3,990,562
75,275,071
Electrical Equipment 0 .9%
AMETEK, Inc. 20,235 3,804,180
Eaton Corp. plc 34,032 12,736,476
Emerson Electric Co. 49,646 6,512,562
GE Vernova, Inc. 23,891 14,690,576
Generac Holdings, Inc.* 4,937 826,454
Hubbell, Inc., Class B 4,608 1,982,869
Rockwell Automation, Inc. 9,955 3,479,571
44,032,688
Electronic Equipment, Instruments & Components 0 .7%
Amphenol Corp., Class A 106,628 13,195,215
CDW Corp. 11,706 1,864,532
Corning, Inc. 67,127 5,506,428
Jabil, Inc. 9,178 1,993,186
Keysight Technologies, Inc.* 14,859 2,599,136
TE Connectivity plc 25,980 5,703,389
Teledyne Technologies, Inc.* 4,049 2,372,876
Trimble, Inc.* 21,130 1,725,265
Zebra Technologies Corp.,
Class A* 4,488 1,333,654
36,293,681
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 86,358 4,207,362
Halliburton Co. 73,769 1,814,717
Schlumberger NV 132,705 4,561,071
10,583,150
Entertainment 1 .5%
Electronic Arts, Inc. 19,647 3,962,800

118 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 13,947 2,278,940
Netflix, Inc.* 37,110 44,491,921
Take-Two Interactive Software,
Inc.* 14,792 3,821,661
TKO Group Holdings, Inc.,
Class A 5,659 1,142,892
Walt Disney Co. (The) 157,414 18,023,903
Warner Bros Discovery, Inc.* 216,219 4,222,757
77,944,874
Financial Services 4 .0%
Apollo Global Management,
Inc.(a) 39,774 5,300,681
Berkshire Hathaway, Inc.,
Class B* 160,147 80,512,303
Block, Inc., Class A*(a) 48,254 3,487,317
Corpay, Inc.* 6,008 1,730,664
Fidelity National Information
Services, Inc. 45,958 3,030,471
Fiserv, Inc.* 47,474 6,120,823
Global Payments, Inc. 21,588 1,793,531
Jack Henry & Associates, Inc.
(a) 6,351 945,854
Mastercard, Inc., Class A 72,094 41,007,788
PayPal Holdings, Inc.* 83,437 5,595,285
Visa, Inc., Class A(a) 148,353 50,644,747
200,169,464
Food Products 0 .5%
Archer-Daniels-Midland Co. 41,401 2,473,296
Bunge Global SA(a) 11,960 971,750
Campbell's Co. (The) 15,564 491,511
Conagra Brands, Inc. 39,142 716,690
General Mills, Inc.(a) 46,751 2,357,185
Hershey Co. (The) 13,093 2,449,046
Hormel Foods Corp. 23,374 578,273
J M Smucker Co. (The) 9,041 981,853
Kellanova 24,374 1,999,155
Kraft Heinz Co. (The)(a) 77,204 2,010,392
Lamb Weston Holdings, Inc. 11,972 695,334
McCormick & Co., Inc.
(Non-Voting) 21,453 1,435,420
Mondelez International, Inc.,
Class A 114,264 7,138,072
Tyson Foods, Inc., Class A 24,256 1,317,101
25,615,078
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 13,903 2,373,937
Ground Transportation 0 .9%
CSX Corp. 162,223 5,760,539
JB Hunt Transport Services,
Inc.(a) 6,495 871,434
Norfolk Southern Corp. 19,980 6,002,192
Old Dominion Freight Line, Inc. 16,495 2,322,166
Uber Technologies, Inc.* 183,530 17,980,434
Union Pacific Corp. 52,013 12,294,313
45,231,078
Health Care Equipment & Supplies 2 .0%
Abbott Laboratories 152,343 20,404,821
Align Technology, Inc.* 6,365 797,025
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Baxter International, Inc. 43,657 994,070
Becton Dickinson & Co. 25,258 4,727,540
Boston Scientific Corp.* 128,800 12,574,744
Cooper Cos., Inc. (The)*(a) 17,565 1,204,256
Dexcom, Inc.* 34,317 2,309,191
Edwards Lifesciences Corp.* 50,432 3,922,097
GE HealthCare Technologies,
Inc. 40,890 3,070,839
Hologic, Inc.* 19,456 1,313,086
IDEXX Laboratories, Inc.* 7,119 4,548,258
Insulet Corp.* 6,024 1,859,790
Intuitive Surgical, Inc.* 31,466 14,072,539
Medtronic plc 112,771 10,740,310
ResMed, Inc.(a) 12,833 3,512,777
Solventum Corp.* 13,158 960,534
STERIS plc 8,621 2,133,180
Stryker Corp. 30,117 11,133,351
Zimmer Biomet Holdings, Inc. 17,952 1,768,272
102,046,680
Health Care Providers & Services 1 .6%
Cardinal Health, Inc. 20,794 3,263,826
Cencora, Inc. 16,932 5,291,758
Centene Corp.* 41,868 1,493,850
Cigna Group (The) 23,590 6,799,818
CVS Health Corp. 108,865 8,207,333
DaVita, Inc.*(a) 3,730 495,605
Elevance Health, Inc. 19,839 6,410,378
HCA Healthcare, Inc. 14,305 6,096,791
Henry Schein, Inc.* 8,717 578,547
Humana, Inc. 10,441 2,716,435
Labcorp Holdings, Inc.(a) 7,154 2,053,627
McKesson Corp. 10,891 8,413,733
Molina Healthcare, Inc.*(a) 4,861 930,201
Quest Diagnostics, Inc.(a) 9,434 1,797,932
UnitedHealth Group, Inc. 79,463 27,438,574
Universal Health Services,
Inc., Class B 4,621 944,717
82,933,125
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc.(a) 12,836 1,069,752
Healthpeak Properties, Inc.(a) 57,721 1,105,357
Ventas, Inc. 40,226 2,815,418
Welltower, Inc. 58,411 10,405,336
15,395,863
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 60,893 1,036,399
Hotels, Restaurants & Leisure 1 .9%
Airbnb, Inc., Class A* 38,256 4,645,044
Booking Holdings, Inc. 2,820 15,225,941
Carnival Corp.* 93,478 2,702,449
Chipotle Mexican Grill, Inc.,
Class A* 117,561 4,607,216
Darden Restaurants, Inc. 10,116 1,925,682
Domino's Pizza, Inc. 2,875 1,241,166
DoorDash, Inc., Class A* 32,329 8,793,165
Expedia Group, Inc. 10,208 2,181,960
Hilton Worldwide Holdings,
Inc. 20,527 5,325,525
Las Vegas Sands Corp. 26,977 1,451,093

NVIT S&P 500 Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
Class A 19,771 5,149,159
McDonald's Corp. 62,610 19,026,553
MGM Resorts International*(a) 19,091 661,694
Norwegian Cruise Line
Holdings Ltd.* 37,473 922,960
Royal Caribbean Cruises Ltd.
(a) 21,876 7,078,636
Starbucks Corp.(a) 100,154 8,473,028
Wynn Resorts Ltd. 8,098 1,038,730
Yum! Brands, Inc. 24,045 3,654,840
94,104,841
Household Durables 0 .3%
DR Horton, Inc.(a) 24,102 4,084,566
Garmin Ltd. 13,390 3,296,886
Lennar Corp., Class A 20,229 2,549,663
Mohawk Industries, Inc.* 4,471 576,401
NVR, Inc.* 248 1,992,596
PulteGroup, Inc. 17,221 2,275,411
14,775,523
Household Products 0 .9%
Church & Dwight Co., Inc. 20,639 1,808,596
Clorox Co. (The) 10,797 1,331,270
Colgate-Palmolive Co. 71,600 5,723,704
Kimberly-Clark Corp. 29,016 3,607,849
Procter & Gamble Co. (The) 205,292 31,543,116
44,014,535
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 61,683 811,748
Vistra Corp. 27,815 5,449,515
6,261,263
Industrial Conglomerates 0 .4%
3M Co. 46,517 7,218,508
Honeywell International, Inc. 55,448 11,671,804
18,890,312
Industrial REITs 0 .2%
Prologis, Inc. 81,094 9,286,885
Insurance 1 .8%
Aflac, Inc. 42,795 4,780,202
Allstate Corp. (The) 23,551 5,055,222
American International Group,
Inc. 48,383 3,800,001
Aon plc, Class A 19,056 6,794,989
Arch Capital Group Ltd. 31,682 2,874,508
Arthur J Gallagher & Co. 22,656 7,017,469
Assurant, Inc. 4,613 999,176
Brown & Brown, Inc.(a) 24,192 2,268,968
Chubb Ltd. 32,546 9,186,109
Cincinnati Financial Corp. 13,394 2,117,591
Erie Indemnity Co., Class A 2,063 656,364
Everest Group Ltd. 3,740 1,309,860
Globe Life, Inc. 7,116 1,017,375
Hartford Insurance Group, Inc.
(The) 24,388 3,253,115
Loews Corp. 14,280 1,433,569
Marsh & McLennan Cos., Inc. 42,796 8,624,678
MetLife, Inc. 48,397 3,986,461
Principal Financial Group, Inc. 18,084 1,499,344
Common Stocks
Shares Value ($)
Insurance
Progressive Corp. (The) 51,550 12,730,273
Prudential Financial, Inc. 30,453 3,159,194
Travelers Cos., Inc. (The) 19,779 5,522,692
W R Berkley Corp.(a) 26,452 2,026,752
Willis Towers Watson plc 8,405 2,903,507
93,017,419
Interactive Media & Services 7 .2%
Alphabet, Inc., Class A 508,022 123,500,148
Alphabet, Inc., Class C 407,832 99,327,484
Match Group, Inc. 22,017 777,640
Meta Platforms, Inc., Class A 189,424 139,109,197
362,714,469
IT Services 0 .9%
Accenture plc, Class A 54,375 13,408,875
Akamai Technologies, Inc.* 12,450 943,212
Cognizant Technology
Solutions Corp., Class A 42,343 2,839,945
EPAM Systems, Inc.* 4,639 699,515
Gartner, Inc.* 6,653 1,748,874
GoDaddy, Inc., Class A* 12,314 1,684,924
International Business
Machines Corp. 81,380 22,962,181
VeriSign, Inc. 7,137 1,995,291
46,282,817
Leisure Products 0 .0%
†
Hasbro, Inc. 12,006 910,655
Life Sciences Tools & Services 0 .8%
Agilent Technologies, Inc. 25,353 3,254,057
Bio-Techne Corp.(a) 13,140 730,978
Charles River Laboratories
International, Inc.* 4,419 691,397
Danaher Corp. 55,772 11,057,357
IQVIA Holdings, Inc.* 14,217 2,700,377
Mettler-Toledo International,
Inc.* 1,763 2,164,276
Revvity, Inc.(a) 10,921 957,226
Thermo Fisher Scientific, Inc. 33,094 16,051,252
Waters Corp.* 5,040 1,511,042
West Pharmaceutical
Services, Inc. 6,590 1,728,755
40,846,717
Machinery 1 .5%
Caterpillar, Inc. 40,914 19,522,115
Cummins, Inc. 12,012 5,073,508
Deere & Co. 22,102 10,106,361
Dover Corp. 11,740 1,958,584
Fortive Corp. 28,835 1,412,627
IDEX Corp. 6,374 1,037,432
Illinois Tool Works, Inc.(a) 23,285 6,071,797
Ingersoll Rand, Inc.(a) 31,587 2,609,718
Nordson Corp. 4,993 1,133,161
Otis Worldwide Corp. 34,854 3,186,701
PACCAR, Inc.(a) 45,482 4,471,790
Parker-Hannifin Corp. 11,104 8,418,498
Pentair plc 14,007 1,551,415
Snap-on, Inc. 4,550 1,576,712
Stanley Black & Decker, Inc.
(a) 13,416 997,211
Westinghouse Air Brake
Technologies Corp. 15,248 3,056,767

120 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 21,566 3,180,985
75,365,382
Media 0 .4%
Charter Communications, Inc.,
Class A*(a) 8,471 2,330,414
Comcast Corp., Class A 321,630 10,105,615
Fox Corp., Class A 18,060 1,138,864
Fox Corp., Class B 12,311 705,297
Interpublic Group of Cos., Inc.
(The) 30,709 857,088
News Corp., Class A 35,275 1,083,295
News Corp., Class B 9,114 314,889
Omnicom Group, Inc. 16,409 1,337,826
Paramount Skydance Corp.,
Class B(a) 19,876 376,054
Trade Desk, Inc. (The), Class
A* 38,928 1,907,861
20,157,203
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 124,427 4,880,027
Newmont Corp. 95,932 8,088,027
Nucor Corp. 20,627 2,793,515
Steel Dynamics, Inc. 12,359 1,723,215
17,484,784
Multi-Utilities 0 .6%
Ameren Corp.(a) 23,188 2,420,363
CenterPoint Energy, Inc.(a) 56,769 2,202,637
CMS Energy Corp. 25,321 1,855,017
Consolidated Edison, Inc. 31,319 3,148,186
Dominion Energy, Inc.(a) 74,749 4,572,396
DTE Energy Co. 18,581 2,627,911
NiSource, Inc. 42,574 1,843,454
Public Service Enterprise
Group, Inc. 43,037 3,591,868
Sempra(a) 56,691 5,101,056
WEC Energy Group, Inc. 28,513 3,267,305
30,630,193
Office REITs 0 .0%
†
BXP, Inc. 12,518 930,588
Oil, Gas & Consumable Fuels 2 .6%
APA Corp. 29,699 721,092
Chevron Corp. 167,925 26,077,073
ConocoPhillips 109,723 10,378,699
Coterra Energy, Inc. 69,152 1,635,445
Devon Energy Corp. 56,448 1,979,067
Diamondback Energy, Inc. 16,531 2,365,586
EOG Resources, Inc. 47,684 5,346,330
EQT Corp. 51,700 2,814,031
Expand Energy Corp. 18,995 2,018,029
Exxon Mobil Corp. 372,327 41,979,869
Kinder Morgan, Inc. 166,674 4,718,541
Marathon Petroleum Corp. 26,492 5,106,068
Occidental Petroleum Corp.(a) 63,258 2,988,940
ONEOK, Inc. 55,099 4,020,574
Phillips 66 35,623 4,845,440
Targa Resources Corp. 18,602 3,116,579
Texas Pacific Land Corp.(a) 1,659 1,548,909
Valero Energy Corp. 27,556 4,691,685
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 106,538 6,749,182
133,101,139
Passenger Airlines 0 .1%
Delta Air Lines, Inc. 58,170 3,301,147
Southwest Airlines Co.(a) 45,867 1,463,616
United Airlines Holdings, Inc.* 29,091 2,807,282
7,572,045
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 20,908 1,842,413
Kenvue, Inc. 165,570 2,687,201
4,529,614
Pharmaceuticals 2 .7%
Bristol-Myers Squibb Co. 179,398 8,090,850
Eli Lilly & Co. 69,433 52,977,379
Johnson & Johnson 210,680 39,064,286
Merck & Co., Inc. 218,141 18,308,574
Pfizer, Inc. 497,821 12,684,479
Viatris, Inc. 105,664 1,046,073
Zoetis, Inc., Class A 38,594 5,647,074
137,818,715
Professional Services 0 .6%
Automatic Data Processing,
Inc. 35,287 10,356,735
Broadridge Financial
Solutions, Inc. 10,100 2,405,517
Dayforce, Inc.*(a) 13,476 928,362
Equifax, Inc.(a) 11,143 2,858,514
Jacobs Solutions, Inc. 10,811 1,620,136
Leidos Holdings, Inc. 11,676 2,206,297
Paychex, Inc. 27,940 3,541,674
Paycom Software, Inc.(a) 4,335 902,287
Verisk Analytics, Inc., Class A 12,414 3,122,245
27,941,767
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 25,541 4,024,240
CoStar Group, Inc.*(a) 36,685 3,095,113
7,119,353
Residential REITs 0 .2%
AvalonBay Communities, Inc.
(a) 12,599 2,433,749
Camden Property Trust 8,878 947,993
Equity Residential 30,370 1,965,850
Essex Property Trust, Inc. 5,907 1,581,067
Invitation Homes, Inc. 48,391 1,419,308
Mid-America Apartment
Communities, Inc. 10,256 1,433,071
UDR, Inc. 24,803 924,160
10,705,198
Retail REITs 0 .3%
Federal Realty Investment
Trust 6,116 619,612
Kimco Realty Corp. 56,787 1,240,796
Realty Income Corp.(a) 78,887 4,795,541
Regency Centers Corp. 15,007 1,094,010
Simon Property Group, Inc. 28,513 5,351,035
13,100,994

NVIT S&P 500 Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 13 .6%
Advanced Micro Devices, Inc.* 141,973 22,969,812
Analog Devices, Inc. 43,629 10,719,645
Applied Materials, Inc. 70,085 14,349,203
Broadcom, Inc. 410,773 135,518,120
First Solar, Inc.* 9,354 2,062,838
Intel Corp.* 382,833 12,844,047
KLA Corp. 11,554 12,462,144
Lam Research Corp. 110,532 14,800,235
Microchip Technology, Inc. 47,367 3,041,909
Micron Technology, Inc. 98,246 16,438,521
Monolithic Power Systems,
Inc. 4,224 3,888,783
NVIDIA Corp. 2,130,950 397,592,651
NXP Semiconductors NV 21,246 4,838,352
ON Semiconductor Corp.*(a) 36,980 1,823,484
QUALCOMM, Inc. 94,192 15,669,781
Skyworks Solutions, Inc. 12,739 980,648
Teradyne, Inc. 14,146 1,947,055
Texas Instruments, Inc. 79,559 14,617,375
686,564,603
Software 11 .2%
Adobe, Inc.* 37,043 13,066,918
AppLovin Corp., Class A* 23,643 16,988,441
Autodesk, Inc.* 18,642 5,922,004
Cadence Design Systems,
Inc.* 23,902 8,395,817
Crowdstrike Holdings, Inc.,
Class A* 21,651 10,617,217
Datadog, Inc., Class A* 27,753 3,952,027
Fair Isaac Corp.* 2,082 3,115,776
Fortinet, Inc.* 54,968 4,621,710
Gen Digital, Inc.(a) 45,482 1,291,234
Intuit, Inc. 24,336 16,619,298
Microsoft Corp. 649,168 336,236,566
Oracle Corp. 144,731 40,704,146
Palantir Technologies, Inc.,
Class A* 198,620 36,232,260
Palo Alto Networks, Inc.* 58,133 11,837,042
PTC, Inc.* 10,264 2,083,797
Roper Technologies, Inc. 9,409 4,692,174
Salesforce, Inc. 84,013 19,911,081
ServiceNow, Inc.* 18,152 16,704,923
Synopsys, Inc.*(a) 16,195 7,990,451
Tyler Technologies, Inc.* 3,833 2,005,272
Workday, Inc., Class A* 19,133 4,605,887
567,594,041
Specialized REITs 0 .8%
American Tower Corp.(a) 40,754 7,837,809
Crown Castle, Inc. 38,539 3,718,628
Digital Realty Trust, Inc. 27,839 4,812,806
Equinix, Inc. 8,503 6,659,890
Extra Space Storage, Inc. 18,663 2,630,363
Iron Mountain, Inc. 26,047 2,655,231
Public Storage 13,764 3,975,731
SBA Communications Corp.,
Class A 9,488 1,834,505
VICI Properties, Inc., Class A 91,827 2,994,479
Weyerhaeuser Co. 63,915 1,584,453
38,703,895
Common Stocks
Shares Value ($)
Specialty Retail 1 .8%
AutoZone, Inc.* 1,453 6,233,719
Best Buy Co., Inc. 17,210 1,301,420
CarMax, Inc.* 12,857 576,894
Home Depot, Inc. (The) 87,030 35,263,686
Lowe's Cos., Inc.(a) 49,142 12,349,876
O'Reilly Automotive, Inc.* 74,745 8,058,258
Ross Stores, Inc. 28,880 4,401,023
TJX Cos., Inc. (The) 97,475 14,089,036
Tractor Supply Co. 46,430 2,640,474
Ulta Beauty, Inc.* 4,010 2,192,468
Williams-Sonoma, Inc. 10,461 2,044,602
89,151,456
Technology Hardware, Storage & Peripherals 7 .0%
Apple, Inc. 1,296,071 330,018,559
Dell Technologies, Inc., Class
C 27,245 3,862,524
Hewlett Packard Enterprise
Co. 117,516 2,886,193
HP, Inc.(a) 80,921 2,203,479
NetApp, Inc. 17,340 2,054,096
Seagate Technology Holdings
plc(a) 17,771 4,195,022
Super Micro Computer, Inc.*(a) 44,616 2,138,891
Western Digital Corp. 30,903 3,710,214
351,068,978
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp.* 13,583 1,376,909
Lululemon Athletica, Inc.* 9,667 1,720,049
NIKE, Inc., Class B 103,151 7,192,719
Ralph Lauren Corp., Class A 3,633 1,139,164
Tapestry, Inc. 17,593 1,991,879
13,420,720
Tobacco 0 .6%
Altria Group, Inc. 147,889 9,769,548
Philip Morris International, Inc. 136,291 22,106,400
31,875,948
Trading Companies & Distributors 0 .3%
Fastenal Co. 99,484 4,878,695
United Rentals, Inc. 5,718 5,458,746
WW Grainger, Inc. 3,795 3,616,483
13,953,924
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 17,273 2,404,229
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 41,833 10,013,984
Total Common Stocks
(cost $1,376,790,243) 4,982,025,523

122 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT S&P 500 Index Fund
Repurchase Agreements 1 .5%
Principal
Amount ($) Value ($)
Bank of America NA,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$4,000,467, collateralized
by U.S. Government
Agency Securities,
ranging from 1.25%
- 3.50%, maturing
2/25/2044 - 11/1/2051;
total market value
$4,080,000.(b) 4,000,000 4,000,000
BofA Securities, Inc.,
4.20%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$5,000,583, collateralized
by U.S. Government
Agency Securities,
ranging from 3.00%
- 5.50%, maturing
7/25/2045 - 10/20/2066;
total market value
$5,100,000.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$3,439,109, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$3,507,480.(b) 3,438,706 3,438,706
Cantor Fitzgerald & Co.,
4.22%, dated
9/30/2025, due
10/1/2025, repurchase
price $40,004,689,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$40,800,002.(b) 40,000,000 40,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $10,001,167,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.39%
- 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$10,201,190.(b) 10,000,000 10,000,000
Pershing LLC,
4.14%, dated
9/30/2025, due
10/1/2025, repurchase
price $14,001,610,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$14,280,049.(b) 14,000,000 14,000,000
Total Repurchase Agreements
(cost $76,438,706) 76,438,706
Total Investments
(cost $1,453,228,949) — 100.2% 5,058,464,229
Liabilities in excess of other assets — (0.2)% (10,272,347)
NET ASSETS — 100.0%
$ 5,048,191,882
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $121,059,499, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $76,438,706 and by
$47,516,981 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/15/2025 -
2/15/2055, a total value of $123,955,687.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$76,438,706.
REIT Real Estate Investment Trust

NVIT S&P 500 Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 123
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 158 12/2025 USD 53,236,125 508,286
Net contracts 508,286
Currency:
USD United States Dollar

124 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT S&P 500 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT S&P 500 Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 125
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,982,025,523 $ – $ – $ 4,982,025,523
Futures Contracts 508,286 – – 508,286
Repurchase Agreements – 76,438,706 – 76,438,706
Total $ 4,982,533,809 $ 76,438,706 $ – $ 5,058,972,515
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 508,286
Total $ 508,286
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

126 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 8,313 30,675
Total Closed End Fund
(cost  $68,627) 30,675
Common Stocks 97 .7%
Shares
Aerospace & Defense 1 .9%
AAR Corp.*(a) 6,865 615,585
AeroVironment, Inc.* 6,163 1,940,667
AerSale Corp.* 6,270 51,351
AIRO Group Holdings, Inc.* 920 17,664
Archer Aviation, Inc., Class
A*(a) 106,304 1,018,392
Astronics Corp.* 5,888 268,552
Byrna Technologies, Inc.*(a) 3,328 73,748
Cadre Holdings, Inc.(a) 5,337 194,854
Ducommun, Inc.*(a) 2,602 250,130
Eve Holding, Inc.*(a) 10,284 39,182
Intuitive Machines, Inc.*(a) 21,489 226,064
Kratos Defense & Security
Solutions, Inc.* 32,190 2,941,200
Mercury Systems, Inc.*(a) 10,064 778,954
Moog, Inc., Class A(a) 5,491 1,140,316
National Presto Industries, Inc. 1,030 115,515
Park Aerospace Corp. 3,765 76,580
Redwire Corp.*(a) 9,550 85,855
Satellogic, Inc., Class A*(a) 13,030 42,738
V2X, Inc.*(a) 3,740 217,257
Voyager Technologies, Inc.,
Class A* 2,613 77,815
VSE Corp. 3,905 649,167
10,821,586
Air Freight & Logistics 0 .1%
Forward Air Corp.*(a) 4,091 104,893
Hub Group, Inc., Class A 11,547 397,679
Radiant Logistics, Inc.* 5,309 31,323
533,895
Automobile Components 1 .3%
Adient plc*(a) 16,173 389,446
American Axle &
Manufacturing Holdings,
Inc.*(a) 22,329 134,197
Cooper-Standard Holdings,
Inc.*(a) 3,166 116,920
Dana, Inc. 25,593 512,884
Dorman Products, Inc.* 5,338 832,088
Fox Factory Holding Corp.* 8,160 198,206
Garrett Motion, Inc.(a) 26,058 354,910
Gentherm, Inc.* 5,822 198,297
Goodyear Tire & Rubber Co.
(The)* 50,280 376,094
Holley, Inc.*(a) 12,038 37,799
LCI Industries 4,749 442,369
Luminar Technologies, Inc.,
Class A*(a) 8,326 15,903
Modine Manufacturing Co.* 10,098 1,435,532
Motorcar Parts of America,
Inc.* 2,654 43,897
Common Stocks
Shares Value ($)
Automobile Components
Patrick Industries, Inc.(a) 6,267 648,196
Phinia, Inc. 7,468 429,261
Solid Power, Inc.*(a) 28,507 98,919
Standard Motor Products, Inc. 3,963 161,770
Strattec Security Corp.*(a) 726 49,412
Visteon Corp.(a) 5,299 635,138
XPEL, Inc. Reg. S*(a) 4,762 157,479
7,268,717
Automobiles 0 .0%
†
Faraday Future Intelligent
Electric, Inc.*(a) 16,096 20,925
Livewire Group, Inc.*(a) 6,722 31,929
Winnebago Industries, Inc.(a) 5,350 178,904
231,758
Banks 9 .8%
1st Source Corp. 3,698 227,649
ACNB Corp.(a) 1,942 85,526
Amalgamated Financial Corp.
(a) 4,633 125,786
Amerant Bancorp, Inc., Class
A 7,272 140,131
Ameris Bancorp(a) 12,703 931,257
Ames National Corp. 1,751 35,405
Arrow Financial Corp. 3,238 91,635
Associated Banc-Corp. 32,604 838,249
Atlantic Union Bankshares
Corp.(a) 27,586 973,510
Axos Financial, Inc.*(a) 10,493 888,232
Banc of California, Inc. 24,967 413,204
BancFirst Corp.(a) 4,024 508,835
Bancorp, Inc. (The)* 8,821 660,605
Bank First Corp.(a) 1,765 214,112
Bank of Hawaii Corp. 7,564 496,501
Bank of Marin Bancorp 3,092 75,074
Bank of NT Butterfield & Son
Ltd. (The) 8,171 350,699
Bank7 Corp. 774 35,813
BankFinancial Corp. 1,512 18,189
BankUnited, Inc. 14,367 548,245
Bankwell Financial Group, Inc. 1,443 63,853
Banner Corp. 6,487 424,898
Bar Harbor Bankshares 2,960 90,162
BayCom Corp. 1,915 55,056
BCB Bancorp, Inc. 2,988 25,936
Beacon Financial Corp. 15,780 374,144
Blue Foundry Bancorp* 3,416 31,051
Blue Ridge Bankshares, Inc.* 11,254 47,604
Bridgewater Bancshares, Inc.* 3,591 63,202
Burke & Herbert Financial
Services Corp. 2,660 164,095
Business First Bancshares,
Inc. 5,476 129,288
BV Financial, Inc.*(a) 1,483 23,906
Byline Bancorp, Inc. 6,206 172,092
C&F Financial Corp.(a) 730 49,056
Cadence Bank 28,127 1,055,888
California BanCorp* 4,168 69,522
Camden National Corp. 3,317 128,003
Capital Bancorp, Inc. 2,230 71,137
Capital City Bank Group, Inc. 2,817 117,722
Capitol Federal Financial, Inc. 22,459 142,615

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Banks
Carter Bankshares, Inc.* 4,442 86,219
Cathay General Bancorp(a) 13,037 625,906
CB Financial Services, Inc. 1,127 37,428
Central Pacific Financial Corp. 4,915 149,121
CF Bankshares, Inc. 649 15,544
Chain Bridge Bancorp, Inc.,
Class A* 438 14,336
Chemung Financial Corp. 688 36,134
ChoiceOne Financial Services,
Inc.(a) 2,702 78,250
Citizens & Northern Corp. 2,793 55,329
Citizens Community Bancorp,
Inc. 2,318 37,250
Citizens Financial Services,
Inc.(a) 902 54,373
City Holding Co.(a) 2,693 333,582
Civista Bancshares, Inc. 3,712 75,391
CNB Financial Corp.(a) 5,481 132,640
Coastal Financial Corp.* 2,569 277,889
CoastalSouth Bancshares,
Inc.* 657 14,329
Colony Bankcorp, Inc. 3,826 65,080
Columbia Financial, Inc.* 5,037 75,605
Community Financial System,
Inc.(a) 10,246 600,825
Community Trust Bancorp, Inc. 3,232 180,830
Community West Bancshares 3,072 64,020
ConnectOne Bancorp, Inc.(a) 9,468 234,901
Customers Bancorp, Inc.* 5,748 375,747
CVB Financial Corp.(a) 25,814 488,143
Dime Community Bancshares,
Inc.(a) 7,756 231,361
Eagle Bancorp Montana, Inc. 1,269 21,916
Eagle Bancorp, Inc. 5,672 114,688
Eagle Financial Services, Inc. 975 36,884
Eastern Bankshares, Inc.(a) 38,051 690,626
ECB Bancorp, Inc.*(a) 1,598 25,360
Enterprise Financial Services
Corp. 7,104 411,890
Equity Bancshares, Inc., Class
A 2,942 119,739
Esquire Financial Holdings,
Inc.(a) 1,436 146,551
Farmers & Merchants
Bancorp, Inc. 2,483 62,100
Farmers National Banc Corp.
(a) 6,916 99,660
FB Bancorp, Inc.* 3,343 40,183
FB Financial Corp. 8,143 453,891
Fidelity D&D Bancorp, Inc. 857 37,562
Financial Institutions, Inc. 3,928 106,842
Finward Bancorp 504 16,173
Finwise Bancorp*(a) 1,583 30,694
First Bancorp(a) 38,235 1,082,215
First Bancorp, Inc. (The) 2,506 65,808
First Bank 4,076 66,398
First Busey Corp. 16,460 381,049
First Business Financial
Services, Inc. 1,593 81,657
First Capital, Inc. 578 26,472
Common Stocks
Shares Value ($)
Banks
First Commonwealth Financial
Corp. 19,967 340,437
First Community Bankshares,
Inc. 2,972 103,426
First Community Corp. 1,283 36,206
First Financial Bancorp 18,456 466,014
First Financial Bankshares,
Inc.(a) 26,077 877,491
First Financial Corp. 2,244 126,651
First Foundation, Inc.* 12,663 70,533
First Internet Bancorp 1,450 32,523
First Interstate BancSystem,
Inc., Class A(a) 17,700 564,099
First Merchants Corp. 11,448 431,590
First Mid Bancshares, Inc. 4,290 162,505
First National Corp.(a) 1,797 40,756
First Savings Financial Group,
Inc. 994 31,241
First United Corp.(a) 1,139 41,881
First Western Financial, Inc.* 1,828 42,090
Firstsun Capital Bancorp* 2,570 99,690
Five Star Bancorp(a) 3,377 108,739
Flagstar Financial, Inc. 59,208 683,852
Flushing Financial Corp. 6,186 85,429
Franklin Financial Services
Corp.(a) 748 34,408
FS Bancorp, Inc. 1,342 53,573
Fulton Financial Corp. 35,325 658,105
FVCBankcorp, Inc. 2,595 33,657
GBank Financial Holdings,
Inc.*(a) 1,719 67,505
German American Bancorp,
Inc.(a) 6,842 268,685
Glacier Bancorp, Inc.(a) 23,394 1,138,586
Great Southern Bancorp, Inc.
(a) 1,658 101,552
Greene County Bancorp, Inc. 1,395 31,527
Guaranty Bancshares, Inc. 1,698 82,777
Hancock Whitney Corp.(a) 17,497 1,095,487
Hanmi Financial Corp. 5,675 140,116
Hanover Bancorp, Inc. 768 17,242
HarborOne Bancorp, Inc. 7,387 100,463
Hawthorn Bancshares, Inc. 1,069 33,182
HBT Financial, Inc. 2,659 67,007
Heritage Commerce Corp. 12,317 122,308
Heritage Financial Corp. 6,446 155,929
Hilltop Holdings, Inc. 8,937 298,675
Hingham Institution for
Savings(a) 328 86,520
Home Bancorp, Inc. 1,439 78,174
Home BancShares, Inc. 38,210 1,081,343
HomeTrust Bancshares, Inc. 3,083 126,218
Hope Bancorp, Inc. 24,845 267,581
Horizon Bancorp, Inc. 8,822 141,240
Independent Bank Corp. 13,214 769,597
International Bancshares Corp. 10,697 735,419
Investar Holding Corp. 1,782 41,360
John Marshall Bancorp, Inc. 2,281 45,209
Kearny Financial Corp. 10,426 68,499
Lakeland Financial Corp.(a) 4,836 310,471
Landmark Bancorp, Inc.(a) 1,147 30,613
LCNB Corp. 2,456 36,815

128 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
LINKBANCORP, Inc. 3,402 24,256
Live Oak Bancshares, Inc. 6,953 244,885
MainStreet Bancshares, Inc. 1,135 23,642
Mechanics Bancorp*(a) 3,687 49,074
Mercantile Bank Corp. 3,180 143,100
Meridian Corp. 1,683 26,575
Metrocity Bankshares, Inc. 3,957 109,569
Metropolitan Bank Holding
Corp. 1,930 144,403
Mid Penn Bancorp, Inc.(a) 3,884 111,238
Middlefield Banc Corp.(a) 1,398 41,954
Midland States Bancorp, Inc. 3,698 63,384
MidWestOne Financial Group,
Inc. 3,034 85,832
MVB Financial Corp. 2,183 54,706
National Bank Holdings Corp.,
Class A 7,155 276,469
National Bankshares, Inc. 1,074 31,619
NB Bancorp, Inc. 6,632 117,055
NBT Bancorp, Inc.(a) 9,660 403,402
Nicolet Bankshares, Inc.(a) 2,589 348,220
Northeast Bank(a) 1,511 151,342
Northeast Community
Bancorp, Inc. 2,554 52,536
Northfield Bancorp, Inc. 7,277 85,869
Northpointe Bancshares, Inc.
(a) 2,055 35,099
Northrim Bancorp, Inc. 4,180 90,539
Northwest Bancshares, Inc. 27,750 343,822
Norwood Financial Corp.(a) 1,634 41,536
Oak Valley Bancorp 1,456 41,015
OceanFirst Financial Corp. 11,580 203,461
OFG Bancorp 8,541 371,448
Ohio Valley Banc Corp. 666 24,629
Old National Bancorp(a) 68,648 1,506,824
Old Second Bancorp, Inc. 9,715 167,924
OP Bancorp(a) 2,303 32,058
Orange County Bancorp, Inc. 2,226 56,117
Origin Bancorp, Inc.(a) 5,825 201,079
Orrstown Financial Services,
Inc.(a) 3,642 123,755
Park National Corp. 2,856 464,186
Parke Bancorp, Inc. 2,104 45,341
Pathward Financial, Inc.(a) 4,551 336,819
Patriot National Bancorp, Inc.* 7,876 10,239
PCB Bancorp 2,268 47,628
Peapack-Gladstone Financial
Corp. 3,168 87,437
Peoples Bancorp of North
Carolina, Inc. 839 25,724
Peoples Bancorp, Inc. 7,086 212,509
Peoples Financial Services
Corp.(a) 1,815 88,227
Pioneer Bancorp, Inc.* 2,248 29,359
Plumas Bancorp 1,166 50,301
Ponce Financial Group,
Inc.*(a) 3,681 54,111
Preferred Bank(a) 1,139 102,954
Primis Financial Corp. 4,235 44,510
Princeton Bancorp, Inc. 996 31,713
Provident Bancorp, Inc.* 2,598 32,553
Common Stocks
Shares Value ($)
Banks
Provident Financial Services,
Inc.(a) 22,295 429,848
QCR Holdings, Inc. 3,197 241,821
RBB Bancorp 3,256 61,083
Red River Bancshares, Inc. 791 51,273
Renasant Corp. 18,105 667,893
Republic Bancorp, Inc., Class
A 1,630 117,767
Rhinebeck Bancorp, Inc.* 765 8,690
Richmond Mutual BanCorp,
Inc. 2,116 30,068
Riverview Bancorp, Inc. 3,480 18,688
S&T Bancorp, Inc. 7,220 271,400
SB Financial Group, Inc. 1,057 20,390
Seacoast Banking Corp. of
Florida(a) 16,495 501,943
ServisFirst Bancshares, Inc.(a) 10,035 808,119
Shore Bancshares, Inc. 6,636 108,897
Sierra Bancorp 2,879 83,232
Simmons First National Corp.,
Class A 27,429 525,814
SmartFinancial, Inc. 2,749 98,222
Sound Financial Bancorp, Inc.
(a) 302 13,910
South Plains Financial, Inc. 2,672 103,273
Southern First Bancshares,
Inc.* 1,540 67,945
Southern Missouri Bancorp,
Inc. 1,939 101,914
Southside Bancshares, Inc.(a) 5,464 154,358
SR Bancorp, Inc.(a) 1,120 16,901
Stellar Bancorp, Inc. 9,102 276,155
Sterling Bancorp, Inc.*∞(a) 3,556 0
Stock Yards Bancorp, Inc. 4,981 348,620
Texas Capital Bancshares,
Inc.* 8,869 749,697
Third Coast Bancshares, Inc.* 2,474 93,938
Timberland Bancorp, Inc. 1,353 45,028
Tompkins Financial Corp. 2,621 173,536
Towne Bank 14,175 490,030
TriCo Bancshares 6,244 277,296
Triumph Financial, Inc.* 4,462 223,278
TrustCo Bank Corp. 3,526 127,994
Trustmark Corp. 11,213 444,035
UMB Financial Corp. 14,226 1,683,647
Union Bankshares, Inc.(a) 604 14,955
United Bankshares, Inc. 27,177 1,011,256
United Community Banks, Inc. 23,136 725,314
United Security Bancshares(a) 2,215 20,666
Unity Bancorp, Inc. 1,469 71,790
Univest Financial Corp. 5,938 178,259
USCB Financial Holdings, Inc. 2,081 36,313
Valley National Bancorp 95,883 1,016,360
Veritex Holdings, Inc. 10,002 335,367
Virginia National Bankshares
Corp. 841 32,639
WaFd, Inc. 15,168 459,439
Washington Trust Bancorp,
Inc.(a) 3,850 111,265
WesBanco, Inc. 18,201 581,158
West Bancorp, Inc.(a) 3,422 69,535
Westamerica Bancorp 4,883 244,101

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 129
Common Stocks
Shares Value ($)
Banks
Western New England
Bancorp, Inc.(a) 3,406 40,906
WSFS Financial Corp. 11,138 600,672
54,560,219
Beverages 0 .1%
MGP Ingredients, Inc.(a) 2,739 66,256
National Beverage Corp.* 4,491 165,808
Vita Coco Co., Inc. (The)* 8,471 359,763
Zevia PBC, Class A* 5,980 16,266
608,093
Biotechnology 7 .3%
4D Molecular Therapeutics,
Inc.*(a) 7,121 61,881
89bio, Inc.* 24,617 361,870
Abeona Therapeutics, Inc.* 8,326 43,961
Absci Corp.*(a) 25,166 76,505
ACADIA Pharmaceuticals,
Inc.* 23,915 510,346
Actuate Therapeutics, Inc.* 1,410 9,433
ADC Therapeutics SA*(a) 14,621 58,484
ADMA Biologics, Inc.*(a) 44,490 652,223
Agios Pharmaceuticals,
Inc.*(a) 11,030 442,744
Akebia Therapeutics, Inc.*(a) 47,491 129,650
Akero Therapeutics, Inc.* 13,381 635,330
Aldeyra Therapeutics, Inc.* 11,398 59,498
Alector, Inc.* 13,530 40,049
Alkermes plc*(a) 31,370 941,100
Allogene Therapeutics, Inc.* 29,700 36,828
Altimmune, Inc.* 14,704 55,434
Amicus Therapeutics, Inc.* 53,682 423,014
AnaptysBio, Inc.*(a) 3,589 109,895
Anavex Life Sciences
Corp.*(a) 15,852 141,083
Anika Therapeutics, Inc.* 2,320 21,808
Annexon, Inc.*(a) 17,992 54,876
Apogee Therapeutics, Inc.*(a) 6,331 251,531
Arbutus Biopharma Corp.* 28,496 129,372
Arcellx, Inc.*(a) 6,615 543,091
Arcturus Therapeutics
Holdings, Inc.*(a) 5,100 93,993
Arcus Biosciences, Inc.*(a) 13,025 177,140
Arcutis Biotherapeutics,
Inc.*(a) 20,432 385,143
Ardelyx, Inc.* 45,605 251,284
ArriVent Biopharma, Inc.* 4,387 80,940
Arrowhead Pharmaceuticals,
Inc.*(a) 23,160 798,788
ARS Pharmaceuticals, Inc.*(a) 10,918 109,726
Astria Therapeutics, Inc.* 6,824 49,679
aTyr Pharma, Inc.*(a) 16,483 11,891
Aura Biosciences, Inc.*(a) 8,724 53,914
Aurinia Pharmaceuticals, Inc.* 22,510 248,735
Avidity Biosciences, Inc.* 19,676 857,283
Avita Medical, Inc.*(a) 2,475 12,647
Beam Therapeutics, Inc.*(a) 18,403 446,641
Benitec Biopharma, Inc.* 2,687 37,699
Bicara Therapeutics, Inc.*(a) 6,421 101,388
BioCryst Pharmaceuticals,
Inc.*(a) 39,484 299,684
Biohaven Ltd.* 17,077 256,326
Common Stocks
Shares Value ($)
Biotechnology
Bridgebio Pharma, Inc.* 30,203 1,568,744
Bright Minds Biosciences, Inc.* 846 51,318
Candel Therapeutics, Inc.*(a) 7,455 38,021
Capricor Therapeutics, Inc.*(a) 7,135 51,443
Cardiff Oncology, Inc.*(a) 12,554 25,861
CareDx, Inc.* 10,323 150,096
Cartesian Therapeutics,
Inc.*(a) 1,777 18,161
Catalyst Pharmaceuticals,
Inc.* 22,314 439,586
Celcuity, Inc.*(a) 5,607 276,986
Celldex Therapeutics, Inc.*(a) 12,343 319,313
CG oncology, Inc.*(a) 10,839 436,595
Cidara Therapeutics, Inc.* 2,998 287,088
Cogent Biosciences, Inc.* 25,052 359,747
Coherus Oncology, Inc.*(a) 18,551 30,424
Compass Therapeutics, Inc.* 20,181 70,634
Corvus Pharmaceuticals,
Inc.*(a) 11,827 87,165
CRISPR Therapeutics AG*(a) 15,965 1,034,692
Cullinan Therapeutics, Inc.*(a) 9,984 59,205
Cytokinetics, Inc.* 22,468 1,234,841
Day One Biopharmaceuticals,
Inc.* 13,455 94,858
Denali Therapeutics, Inc.* 25,778 374,297
Design Therapeutics, Inc.*(a) 4,930 37,123
DiaMedica Therapeutics, Inc.* 6,401 43,975
Dianthus Therapeutics, Inc.* 3,177 125,015
Disc Medicine, Inc.*(a) 4,464 294,981
Dynavax Technologies
Corp.*(a) 20,082 199,414
Dyne Therapeutics, Inc.* 21,024 265,954
Editas Medicine, Inc.*(a) 17,603 61,082
Eledon Pharmaceuticals,
Inc.*(a) 10,902 28,236
Emergent BioSolutions,
Inc.*(a) 10,274 90,617
Enanta Pharmaceuticals, Inc.* 3,672 43,954
Entrada Therapeutics, Inc.* 5,239 30,386
Erasca, Inc.*(a) 36,688 79,980
Fate Therapeutics, Inc.* 25,363 31,957
Fennec Pharmaceuticals, Inc.* 4,876 45,639
Foghorn Therapeutics, Inc.* 6,573 32,142
Geron Corp.*(a) 105,479 144,506
Gossamer Bio, Inc.*(a) 35,250 92,707
GRAIL, Inc.*(a) 6,033 356,731
Greenwich Lifesciences,
Inc.*(a) 984 9,791
Gyre Therapeutics, Inc.*(a) 1,915 14,286
Heron Therapeutics, Inc.*(a) 28,777 36,259
Humacyte, Inc.*(a) 23,703 41,243
Ideaya Biosciences, Inc.* 15,472 420,993
ImmunityBio, Inc.*(a) 43,372 106,695
Immunome, Inc.*(a) 14,554 170,427
Immunovant, Inc.*(a) 13,030 210,044
Inhibikase Therapeutics, Inc.* 10,793 17,485
Inhibrx Biosciences, Inc.* 1,918 64,598
Inmune Bio, Inc.* 3,523 7,293
Intellia Therapeutics, Inc.*(a) 18,961 327,456
Iovance Biotherapeutics,
Inc.*(a) 50,966 110,596

130 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Ironwood Pharmaceuticals,
Inc., Class A* 30,714 40,235
Jade Biosciences, Inc.(a) 6,062 52,315
Janux Therapeutics, Inc.* 7,409 181,076
KalVista Pharmaceuticals,
Inc.*(a) 7,167 87,294
Keros Therapeutics, Inc.* 6,609 104,554
Kodiak Sciences, Inc.* 5,915 96,829
Korro Bio, Inc.*(a) 1,374 65,801
Krystal Biotech, Inc.*(a) 4,774 842,754
Kura Oncology, Inc.* 15,549 137,609
Kymera Therapeutics, Inc.* 9,719 550,095
Larimar Therapeutics, Inc.*(a) 9,755 31,509
Lexeo Therapeutics, Inc.* 4,021 26,699
Madrigal Pharmaceuticals,
Inc.* 3,586 1,644,755
MannKind Corp.* 59,301 318,446
MeiraGTx Holdings plc*(a) 8,664 71,305
Metsera, Inc.* 10,278 537,848
MiMedx Group, Inc.* 22,251 155,312
Mineralys Therapeutics, Inc.* 7,657 290,353
Mirum Pharmaceuticals,
Inc.*(a) 7,802 571,965
Monopar Therapeutics, Inc.* 761 62,151
Monte Rosa Therapeutics,
Inc.*(a) 9,049 67,053
Myriad Genetics, Inc.* 16,995 122,874
Neurogene, Inc.*(a) 1,908 33,066
Nkarta, Inc.*(a) 8,883 18,388
Novavax, Inc.*(a) 28,551 247,537
Nurix Therapeutics, Inc.*(a) 14,790 136,660
Nuvalent, Inc., Class A*(a) 8,260 714,325
Nuvectis Pharma, Inc.*(a) 2,333 14,045
Olema Pharmaceuticals,
Inc.*(a) 11,207 109,717
Organogenesis Holdings, Inc.,
Class A*(a) 14,327 60,460
ORIC Pharmaceuticals,
Inc.*(a) 11,172 134,064
Oruka Therapeutics, Inc.*(a) 5,012 96,381
Palvella Therapeutics, Inc.*(a) 1,286 80,619
Perspective Therapeutics,
Inc.*(a) 11,841 40,615
Praxis Precision Medicines,
Inc.* 3,469 183,857
Precigen, Inc.*(a) 27,903 91,801
Prime Medicine, Inc.*(a) 14,484 80,241
Protagonist Therapeutics,
Inc.*(a) 11,126 739,100
Protalix BioTherapeutics,
Inc.*(a) 13,041 28,951
Protara Therapeutics, Inc.* 5,978 26,004
Prothena Corp. plc* 7,844 76,557
PTC Therapeutics, Inc.* 15,052 923,741
Puma Biotechnology, Inc.* 9,838 52,240
Recursion Pharmaceuticals,
Inc., Class A*(a) 70,593 344,494
REGENXBIO, Inc.*(a) 8,930 86,174
Relay Therapeutics, Inc.* 26,903 140,434
Replimune Group, Inc.*(a) 12,900 54,051
Rezolute, Inc.* 14,882 139,891
Common Stocks
Shares Value ($)
Biotechnology
Rhythm Pharmaceuticals, Inc.* 10,091 1,019,090
Rigel Pharmaceuticals, Inc.*(a) 3,306 93,659
Rocket Pharmaceuticals, Inc.* 14,729 48,017
Sana Biotechnology, Inc.* 26,101 92,659
Savara, Inc.*(a) 20,897 74,602
Scholar Rock Holding
Corp.*(a) 15,582 580,274
SELLAS Life Sciences Group,
Inc.*(a) 17,963 28,920
Sionna Therapeutics, Inc.*(a) 2,279 67,025
Soleno Therapeutics, Inc.*(a) 8,053 544,383
Solid Biosciences, Inc.* 10,492 64,736
Spyre Therapeutics, Inc.* 9,396 157,477
Stoke Therapeutics, Inc.*(a) 8,641 203,063
Syndax Pharmaceuticals, Inc.* 16,147 248,422
Tango Therapeutics, Inc.*(a) 14,417 121,103
Taysha Gene Therapies,
Inc.*(a) 40,798 133,409
Tectonic Therapeutic, Inc.*(a) 2,061 32,337
Tevogen Bio Holdings, Inc.*(a) 8,625 6,773
TG Therapeutics, Inc.*(a) 27,923 1,008,718
Tonix Pharmaceuticals Holding
Corp.* 1,830 44,213
Tourmaline Bio, Inc.* 3,386 161,952
Travere Therapeutics, Inc.* 16,838 402,428
TriSalus Life Sciences, Inc.* 2,399 11,155
TuHURA Biosciences, Inc.* 4,559 11,306
Twist Bioscience Corp.*(a) 11,456 322,372
Tyra Biosciences, Inc.*(a) 4,526 63,319
Upstream Bio, Inc.*(a) 6,522 122,679
UroGen Pharma Ltd.*(a) 7,153 142,702
Vanda Pharmaceuticals, Inc.* 10,528 52,535
Vaxcyte, Inc.* 22,074 795,105
Vera Therapeutics, Inc., Class
A* 9,699 281,853
Veracyte, Inc.*(a) 15,046 516,529
Verastem, Inc.*(a) 9,314 82,243
Vericel Corp.* 9,753 306,927
Vir Biotechnology, Inc.*(a) 17,329 98,949
Viridian Therapeutics, Inc.*(a) 13,739 296,488
Voyager Therapeutics, Inc.*(a) 7,884 36,818
Xencor, Inc.* 13,698 160,678
Xenon Pharmaceuticals, Inc.* 14,594 585,949
XOMA Royalty Corp.* 1,685 64,940
Zenas Biopharma, Inc.*(a) 2,834 62,915
Zymeworks, Inc.* 9,518 162,567
40,637,081
Broadline Retail 0 .1%
Groupon, Inc., Class A*(a) 4,731 110,469
Kohl's Corp.(a) 20,929 321,678
Savers Value Village, Inc.*(a) 7,359 97,507
529,654
Building Products 1 .4%
American Woodmark Corp.* 2,808 187,462
Apogee Enterprises, Inc. 4,044 176,197
AZZ, Inc.(a) 5,679 619,749
CSW Industrials, Inc.(a) 3,136 761,264
Gibraltar Industries, Inc.* 5,735 360,158
Griffon Corp. 7,420 565,033
Insteel Industries, Inc. 3,643 139,673

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 131
Common Stocks
Shares Value ($)
Building Products
Janus International Group,
Inc.* 26,048 257,094
JELD-WEN Holding, Inc.* 15,996 78,540
Masterbrand, Inc.* 24,633 324,417
Quanex Building Products
Corp.(a) 8,879 126,259
Resideo Technologies, Inc.* 26,748 1,154,979
Tecnoglass, Inc. 4,742 317,287
UFP Industries, Inc. 11,698 1,093,646
Zurn Elkay Water Solutions
Corp.(a) 29,160 1,371,395
7,533,153
Capital Markets 1 .7%
Acadian Asset Management,
Inc. 5,214 251,106
AlTi Global, Inc.*(a) 8,164 29,064
Artisan Partners Asset
Management, Inc., Class A 12,496 542,326
Bakkt Holdings, Inc., Class
A*(a) 2,264 76,184
BGC Group, Inc., Class A(a) 70,682 668,652
Cohen & Steers, Inc.(a) 5,547 363,939
Diamond Hill Investment
Group, Inc. 570 79,806
DigitalBridge Group, Inc.(a) 33,483 391,751
Donnelley Financial Solutions,
Inc.*(a) 5,223 268,619
Forge Global Holdings, Inc.*(a) 2,372 40,087
GCM Grosvenor, Inc., Class
A(a) 8,875 107,121
Marex Group plc 10,512 353,413
MarketWise, Inc. 603 9,968
Moelis & Co., Class A 9,720 693,230
Open Lending Corp.* 20,147 42,510
P10, Inc., Class A(a) 8,059 87,682
Patria Investments Ltd., Class
A(a) 12,775 186,515
Perella Weinberg Partners,
Class A 12,336 263,004
Piper Sandler Cos. 3,442 1,194,340
PJT Partners, Inc., Class A 4,548 808,316
Siebert Financial Corp.*(a) 2,958 8,637
Silvercrest Asset Management
Group, Inc., Class A 1,945 30,634
StepStone Group, Inc., Class
A 13,687 893,898
StoneX Group, Inc.*(a) 8,996 907,876
Value Line, Inc. 139 5,432
Victory Capital Holdings, Inc.,
Class A(a) 8,762 567,427
Virtus Investment Partners,
Inc. 1,345 255,590
Westwood Holdings Group,
Inc.(a) 1,462 24,108
WisdomTree, Inc.(a) 23,362 324,732
9,475,967
Chemicals 1 .6%
AdvanSix, Inc. 5,039 97,656
American Vanguard Corp.* 4,232 24,292
Arq, Inc.*(a) 5,544 39,695
ASP Isotopes, Inc.*(a) 14,836 142,722
Common Stocks
Shares Value ($)
Chemicals
Aspen Aerogels, Inc.*(a) 12,503 87,021
Avient Corp.(a) 17,899 589,772
Balchem Corp. 6,341 951,530
Cabot Corp. 10,522 800,198
Chemours Co. (The) 29,282 463,827
Core Molding Technologies,
Inc.*(a) 1,850 38,017
Ecovyst, Inc.*(a) 22,625 198,195
Flotek Industries, Inc.*(a) 2,722 39,741
Hawkins, Inc.(a) 3,742 683,738
HB Fuller Co.(a) 10,522 623,744
Ingevity Corp.* 6,998 386,220
Innospec, Inc. 4,739 365,661
Intrepid Potash, Inc.* 2,079 63,576
Koppers Holdings, Inc. 3,733 104,524
Kronos Worldwide, Inc.(a) 3,942 22,627
LSB Industries, Inc.*(a) 11,061 87,161
Mativ Holdings, Inc. 10,785 121,978
Minerals Technologies, Inc. 6,122 380,299
Orion SA 10,758 81,546
Perimeter Solutions, Inc.*(a) 26,851 601,194
PureCycle Technologies,
Inc.*(a) 25,185 331,183
Quaker Chemical Corp. 2,672 352,036
Rayonier Advanced Materials,
Inc.* 13,098 94,568
Sensient Technologies Corp. 8,148 764,690
Solesence, Inc.*(a) 3,341 10,758
Stepan Co. 4,129 196,953
Trinseo plc(a) 6,312 14,833
Tronox Holdings plc(a) 22,600 90,852
Valhi, Inc.(a) 582 9,184
8,859,991
Commercial Services & Supplies 1 .5%
ABM Industries, Inc.(a) 12,030 554,824
ACCO Brands Corp. 16,000 63,840
Acme United Corp.(a) 572 23,555
ACV Auctions, Inc., Class A* 32,405 321,133
BrightView Holdings, Inc.* 13,904 186,314
Brink's Co. (The) 8,139 951,123
Casella Waste Systems, Inc.,
Class A*(a) 12,147 1,152,507
CECO Environmental
Corp.*(a) 5,599 286,669
Cimpress plc*(a) 2,881 181,618
CompX International, Inc. 302 7,067
CoreCivic, Inc.* 21,066 428,693
Deluxe Corp. 8,920 172,691
Driven Brands Holdings,
Inc.*(a) 11,144 179,530
Ennis, Inc. 4,819 88,091
Enviri Corp.* 14,671 186,175
GEO Group, Inc. (The)* 26,146 535,731
Healthcare Services Group,
Inc.* 13,860 233,264
HNI Corp.(a) 8,755 410,172
Interface, Inc., Class A 11,142 322,449
Liquidity Services, Inc.* 4,513 123,792
MillerKnoll, Inc. 13,423 238,124
Mobile Infrastructure Corp.,
Class A*(a) 2,328 8,195

132 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Montrose Environmental
Group, Inc.* 6,139 168,577
NL Industries, Inc. 1,817 11,174
OPENLANE, Inc.*(a) 20,706 595,919
Perma-Fix Environmental
Services, Inc.*(a) 3,635 36,713
Pitney Bowes, Inc.(a) 21,427 244,482
Quad/Graphics, Inc.(a) 6,241 39,069
Steelcase, Inc., Class A 16,504 283,869
UniFirst Corp. 2,940 491,539
Vestis Corp.(a) 21,730 98,437
Virco Mfg. Corp. 2,381 18,453
8,643,789
Communications Equipment 0 .9%
ADTRAN Holdings, Inc.*(a) 14,766 138,505
Applied Optoelectronics,
Inc.*(a) 10,534 273,147
Aviat Networks, Inc.*(a) 2,086 47,832
BK Technologies Corp.* 508 42,916
Calix, Inc.* 11,466 703,668
Clearfield, Inc.*(a) 2,304 79,212
CommScope Holding Co.,
Inc.* 41,060 635,609
Digi International, Inc.* 6,909 251,902
Extreme Networks, Inc.* 25,570 528,021
Harmonic, Inc.* 21,328 217,119
Inseego Corp.*(a) 2,290 34,281
NETGEAR, Inc.* 5,248 169,983
NetScout Systems, Inc.* 13,650 352,579
Ribbon Communications,
Inc.*(a) 19,188 72,914
Viasat, Inc.* 22,770 667,161
Viavi Solutions, Inc.*(a) 42,881 544,160
4,759,009
Construction & Engineering 2 .3%
Ameresco, Inc., Class A*(a) 6,373 214,005
Arcosa, Inc. 9,367 877,782
Argan, Inc.(a) 2,546 687,547
Bowman Consulting Group
Ltd., Class A* 2,843 120,430
Centuri Holdings, Inc.* 13,487 285,520
Concrete Pumping Holdings,
Inc. 4,980 35,109
Construction Partners, Inc.,
Class A*(a) 9,043 1,148,461
Dycom Industries, Inc.*(a) 5,444 1,588,341
Fluor Corp.* 31,712 1,334,124
Granite Construction, Inc.(a) 8,487 930,600
Great Lakes Dredge & Dock
Corp.* 12,501 149,887
IES Holdings, Inc.*(a) 1,738 691,116
Limbach Holdings, Inc.*(a) 2,012 195,405
Matrix Service Co.* 5,180 67,754
MYR Group, Inc.* 2,972 618,265
NWPX Infrastructure, Inc.* 1,933 102,314
Orion Group Holdings, Inc.*(a) 7,433 61,843
Primoris Services Corp. 10,472 1,438,120
Southland Holdings, Inc.* 3,280 14,071
Sterling Infrastructure, Inc.*(a) 5,758 1,955,877
Common Stocks
Shares Value ($)
Construction & Engineering
Tutor Perini Corp.* 8,629 565,976
13,082,547
Construction Materials 0 .2%
Knife River Corp.* 11,010 846,339
Smith-Midland Corp.*(a) 517 19,077
Titan America SA(a) 4,375 65,362
United States Lime & Minerals,
Inc. 2,050 269,678
1,200,456
Consumer Finance 1 .0%
Atlanticus Holdings Corp.* 1,019 59,693
Bread Financial Holdings, Inc. 4,054 226,092
Consumer Portfolio Services,
Inc.* 2,448 18,482
Dave, Inc.*(a) 1,801 359,029
Encore Capital Group, Inc.* 4,444 185,493
Enova International, Inc.* 4,730 544,376
FirstCash Holdings, Inc. 7,680 1,216,666
Green Dot Corp., Class A* 10,558 141,794
Jefferson Capital, Inc. 2,350 40,561
LendingClub Corp.* 22,004 334,241
LendingTree, Inc.* 2,213 143,247
Medallion Financial Corp. 3,469 35,037
Navient Corp.(a) 14,464 190,202
Nelnet, Inc., Class A 2,625 329,122
NerdWallet, Inc., Class A*(a) 7,988 85,951
Oportun Financial Corp.* 8,032 49,557
OppFi, Inc. 4,703 53,285
PRA Group, Inc.* 7,621 117,668
PROG Holdings, Inc. 7,653 247,651
Regional Management Corp. 1,860 72,466
Upstart Holdings, Inc.*(a) 16,215 823,722
Vroom, Inc.* 336 9,082
World Acceptance Corp.* 572 96,748
5,380,165
Consumer Staples Distribution & Retail 0 .5%
Andersons, Inc. (The) 6,459 257,133
Chefs' Warehouse, Inc.
(The)*(a) 7,015 409,185
Grocery Outlet Holding
Corp.*(a) 18,497 296,877
Guardian Pharmacy Services,
Inc., Class A* 3,666 96,159
HF Foods Group, Inc.* 9,654 26,645
Ingles Markets, Inc., Class
A(a) 2,695 187,464
Natural Grocers by Vitamin
Cottage, Inc. 2,431 97,240
PriceSmart, Inc.(a) 4,902 594,073
United Natural Foods, Inc.*(a) 11,481 431,915
Village Super Market, Inc.,
Class A(a) 1,715 64,073
Weis Markets, Inc. 3,213 230,918
2,691,682
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 26,967 107,598
Greif, Inc., Class A 5,016 299,756
Greif, Inc., Class B 779 47,994
Myers Industries, Inc. 7,299 123,645
O-I Glass, Inc.* 29,728 385,572

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 133
Common Stocks
Shares Value ($)
Containers & Packaging
Ranpak Holdings Corp., Class
A*(a) 9,525 53,531
TriMas Corp. 6,533 252,435
1,270,531
Distributors 0 .1%
A-Mark Precious Metals, Inc. 3,906 101,048
GigaCloud Technology, Inc.,
Class A*(a) 4,658 132,287
Weyco Group, Inc. 1,090 32,798
266,133
Diversified Consumer Services 1 .3%
Adtalem Global Education,
Inc.* 6,864 1,060,145
American Public Education,
Inc.*(a) 3,345 132,027
Carriage Services, Inc., Class
A 2,703 120,392
Coursera, Inc.* 26,852 314,437
European Wax Center, Inc.,
Class A* 5,864 23,397
Frontdoor, Inc.* 14,366 966,688
Graham Holdings Co., Class B 632 744,060
KinderCare Learning Cos.,
Inc.*(a) 5,879 39,037
Laureate Education, Inc.* 25,100 791,654
Lincoln Educational Services
Corp.*(a) 5,554 130,519
Matthews International Corp.,
Class A(a) 5,796 140,727
McGraw Hill, Inc.* 4,561 57,240
Mister Car Wash, Inc.* 18,419 98,173
Nerdy, Inc.*(a) 9,542 12,023
OneSpaWorld Holdings Ltd.(a) 18,565 392,464
Perdoceo Education Corp. 11,619 437,571
Strategic Education, Inc. 4,462 383,777
Stride, Inc.*(a) 8,287 1,234,266
Udemy, Inc.* 18,328 128,479
Universal Technical Institute,
Inc.* 8,978 292,234
Zspace, Inc.* 1,144 1,121
7,500,431
Diversified REITs 0 .5%
Alexander & Baldwin, Inc. 13,735 249,840
Alpine Income Property Trust,
Inc. 2,179 30,876
American Assets Trust, Inc. 10,136 205,964
Armada Hoffler Properties, Inc. 16,089 112,784
Broadstone Net Lease, Inc. 37,387 668,106
CTO Realty Growth, Inc. 5,651 92,111
Essential Properties Realty
Trust, Inc.(a) 38,536 1,146,831
Gladstone Commercial Corp. 8,642 106,469
Global Net Lease, Inc.(a) 38,265 311,094
Modiv Industrial, Inc., Class C 1,704 24,947
2,949,022
Diversified Telecommunication Services 0 .5%
Anterix, Inc.*(a) 1,877 40,299
ATN International, Inc. 2,097 31,392
Bandwidth, Inc., Class A*(a) 5,024 83,750
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Cogent Communications
Holdings, Inc.(a) 8,770 336,330
Globalstar, Inc.*(a) 9,536 347,015
IDT Corp., Class B(a) 3,089 161,586
Liberty Latin America Ltd.,
Class A* 7,144 59,224
Liberty Latin America Ltd.,
Class C*(a) 23,201 195,816
Lumen Technologies, Inc.* 184,599 1,129,746
Shenandoah
Telecommunications Co.(a) 9,481 127,235
Uniti Group, Inc. 28,375 173,655
2,686,048
Electric Utilities 1 .2%
ALLETE, Inc. 11,302 750,453
Genie Energy Ltd., Class B 3,994 59,710
Hawaiian Electric Industries,
Inc.*(a) 33,841 373,605
MGE Energy, Inc. 7,064 594,647
Oklo, Inc., Class A*(a) 20,981 2,342,109
Otter Tail Corp.(a) 7,440 609,857
Portland General Electric Co. 21,529 947,276
TXNM Energy, Inc. 19,005 1,074,733
6,752,390
Electrical Equipment 2 .3%
Allient, Inc.(a) 2,756 123,331
American Superconductor
Corp.* 8,432 500,777
Amprius Technologies, Inc.*(a) 17,379 182,827
Array Technologies, Inc.*(a) 29,647 241,623
Atkore, Inc. 6,525 409,379
Bloom Energy Corp., Class
A*(a) 41,413 3,502,297
Complete Solaria, Inc.*(a) 10,092 17,762
EnerSys 7,415 837,598
Enovix Corp.*(a) 31,943 318,472
Eos Energy Enterprises,
Inc.*(a) 49,045 558,623
Fluence Energy, Inc.*(a) 14,503 156,632
Hyliion Holdings Corp.*(a) 25,935 51,092
KULR Technology Group,
Inc.*(a) 6,130 25,501
LSI Industries, Inc. 5,251 123,976
NANO Nuclear Energy, Inc.*(a) 6,011 231,784
Net Power, Inc.*(a) 7,516 22,623
NEXTracker, Inc., Class A* 28,155 2,083,189
NuScale Power Corp., Class
A*(a) 24,614 886,104
Plug Power, Inc.*(a) 210,178 489,715
Powell Industries, Inc.(a) 1,846 562,679
Power Solutions International,
Inc.*(a) 1,240 121,793
Preformed Line Products
Co.(a) 436 85,521
Shoals Technologies Group,
Inc., Class A* 32,613 241,662
SKYX Platforms Corp.*(a) 10,192 11,415
Sunrun, Inc.* 40,479 699,882
T1 Energy, Inc.*(a) 18,389 40,088
Thermon Group Holdings, Inc.* 6,299 168,309

134 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Vicor Corp.*(a) 4,604 228,911
12,923,565
Electronic Equipment, Instruments & Components 3 .2%
908 Devices, Inc.*(a) 6,062 53,103
Advanced Energy Industries,
Inc. 7,269 1,236,748
Aeva Technologies, Inc.* 5,810 84,245
Arlo Technologies, Inc.*(a) 19,520 330,864
Badger Meter, Inc. 5,691 1,016,299
Bel Fuse, Inc., Class A 300 34,905
Bel Fuse, Inc., Class B(a) 2,035 286,976
Belden, Inc. 7,749 931,972
Benchmark Electronics, Inc.(a) 6,964 268,462
Climb Global Solutions, Inc.(a) 773 104,231
CTS Corp. 5,658 225,980
Daktronics, Inc.* 7,694 160,958
ePlus, Inc. 5,156 366,127
Evolv Technologies Holdings,
Inc.*(a) 21,972 165,889
Fabrinet* 6,974 2,542,860
Frequency Electronics, Inc.*(a) 1,184 40,149
Insight Enterprises, Inc.* 5,631 638,612
Itron, Inc.* 8,747 1,089,526
Kimball Electronics, Inc.* 4,502 134,430
Knowles Corp.*(a) 16,448 383,403
Methode Electronics, Inc. 6,215 46,923
MicroVision, Inc.*(a) 46,249 57,349
Mirion Technologies, Inc.,
Class A*(a) 45,573 1,060,028
M-Tron Industries, Inc.* 444 24,633
Napco Security Technologies,
Inc. 6,650 285,617
Neonode, Inc.*(a) 2,002 6,987
nLight, Inc.* 9,425 279,263
Novanta, Inc.* 6,931 694,140
OSI Systems, Inc.*(a) 3,090 770,152
Ouster, Inc.* 9,740 263,467
PC Connection, Inc. 2,300 142,577
Plexus Corp.* 5,198 752,099
Powerfleet, Inc. NJ*(a) 23,494 123,109
Red Cat Holdings, Inc.*(a) 16,499 170,765
Richardson Electronics Ltd.(a) 1,780 17,426
Rogers Corp.*(a) 3,574 287,564
Sanmina Corp.* 10,200 1,174,122
ScanSource, Inc.* 4,191 184,362
TTM Technologies, Inc.* 19,471 1,121,530
Vishay Intertechnology, Inc.(a) 23,405 358,096
Vishay Precision Group, Inc.* 2,292 73,459
Vuzix Corp.*(a) 12,273 38,414
18,027,821
Energy Equipment & Services 1 .6%
Archrock, Inc. 31,862 838,289
Aris Water Solutions, Inc.,
Class A(a) 5,861 144,532
Atlas Energy Solutions, Inc.,
Class A(a) 14,619 166,218
Borr Drilling Ltd.(a) 46,336 124,644
Bristow Group, Inc., Class A* 5,613 202,517
Cactus, Inc., Class A 13,233 522,307
Core Laboratories, Inc. 8,941 110,511
DMC Global, Inc.* 3,291 27,809
Common Stocks
Shares Value ($)
Energy Equipment & Services
Energy Services of America
Corp. 2,192 22,687
Expro Group Holdings NV* 19,559 232,361
Flowco Holdings, Inc., Class
A(a) 3,764 55,895
Forum Energy Technologies,
Inc.* 2,272 60,685
Helix Energy Solutions Group,
Inc.* 26,420 173,315
Helmerich & Payne, Inc.(a) 18,750 414,187
Innovex International, Inc.*(a) 7,246 134,341
Kodiak Gas Services, Inc.(a) 12,945 478,577
Liberty Energy, Inc., Class A 30,708 378,937
Mammoth Energy Services,
Inc.* 6,516 14,922
Nabors Industries Ltd.*(a) 2,942 120,240
National Energy Services
Reunited Corp.*(a) 12,055 123,684
Natural Gas Services Group,
Inc. 2,139 59,871
Noble Corp. plc(a) 24,315 687,628
Oceaneering International,
Inc.*(a) 18,468 457,637
Oil States International, Inc.* 11,397 69,066
Patterson-UTI Energy, Inc.(a) 67,255 348,381
ProFrac Holding Corp., Class
A* 2,351 8,699
ProPetro Holding Corp.* 15,613 81,812
Ranger Energy Services, Inc.,
Class A 3,723 52,271
RPC, Inc.(a) 16,259 77,393
SEACOR Marine Holdings,
Inc.*(a) 4,025 26,122
Seadrill Ltd.*(a) 12,321 372,217
Select Water Solutions, Inc.,
Class A(a) 18,415 196,856
Solaris Energy Infrastructure,
Inc., Class A(a) 6,873 274,714
TETRA Technologies, Inc.*(a) 25,813 148,425
Tidewater, Inc.*(a) 9,498 506,528
Transocean Ltd.* 164,418 512,984
Valaris Ltd.* 12,273 598,554
8,825,816
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A*(a) 82,153 238,244
Atlanta Braves Holdings, Inc.,
Class A*(a) 1,409 64,067
Atlanta Braves Holdings, Inc.,
Class C* 8,625 358,714
Cinemark Holdings, Inc.(a) 20,142 564,379
CuriosityStream, Inc. 6,175 32,727
Eventbrite, Inc., Class A* 15,076 37,992
Gaia, Inc., Class A* 2,912 17,239
Golden Matrix Group, Inc.*(a) 3,259 3,683
IMAX Corp.* 8,629 282,600
Lionsgate Studios Corp.* 39,436 272,108
Madison Square Garden
Entertainment Corp., Class
A* 7,629 345,136
Marcus Corp. (The) 4,362 67,655

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 135
Common Stocks
Shares Value ($)
Entertainment
Playstudios, Inc.* 17,505 16,850
Playtika Holding Corp.(a) 10,803 42,024
Reservoir Media, Inc.* 4,182 34,041
Sphere Entertainment Co.*(a) 5,445 338,243
Starz Entertainment Corp. 2,360 34,763
Vivid Seats, Inc., Class A* 810 13,462
2,763,927
Financial Services 2 .3%
Acacia Research Corp.*(a) 5,239 17,027
Alerus Financial Corp. 4,389 97,173
AvidXchange Holdings, Inc.* 33,012 328,469
Banco Latinoamericano de
Comercio Exterior SA, Class
E 5,653 259,868
Better Home & Finance
Holding Co.*(a) 922 51,761
Burford Capital Ltd. 39,023 466,715
Cannae Holdings, Inc. 11,289 206,702
Cantaloupe, Inc.* 11,544 122,020
Cass Information Systems,
Inc. 2,489 97,892
Compass Diversified Holdings 12,936 85,636
Enact Holdings, Inc. 6,139 235,369
Essent Group Ltd. 18,907 1,201,729
EVERTEC, Inc. 12,485 421,743
Federal Agricultural Mortgage
Corp., Class C(a) 1,813 304,548
Finance of America Cos., Inc.,
Class A*(a) 901 20,209
Flywire Corp.* 22,464 304,163
HA Sustainable Infrastructure
Capital, Inc.(a) 23,334 716,354
International Money Express,
Inc.* 5,648 78,903
Jackson Financial, Inc., Class
A 11,566 1,170,826
loanDepot, Inc., Class A*(a) 15,674 48,119
Marqeta, Inc., Class A*(a) 74,787 394,875
Merchants Bancorp(a) 4,926 156,647
NCR Atleos Corp.*(a) 14,309 562,487
NewtekOne, Inc. 5,108 58,487
NMI Holdings, Inc., Class A* 15,346 588,366
Onity Group, Inc.* 1,278 51,069
Pagseguro Digital Ltd., Class A 35,211 352,110
Payoneer Global, Inc.* 52,541 317,873
Paysafe Ltd.*(a) 6,476 83,670
Paysign, Inc.* 7,538 47,414
PennyMac Financial Services,
Inc.(a) 5,668 702,152
Priority Technology Holdings,
Inc.* 5,103 35,058
Radian Group, Inc. 26,396 956,063
Remitly Global, Inc.* 32,394 528,022
Repay Holdings Corp., Class
A*(a) 16,370 85,615
Security National Financial
Corp., Class A* 2,909 25,221
Sezzle, Inc.*(a) 3,091 245,827
StoneCo Ltd., Class A*(a) 48,593 918,894
SWK Holdings Corp. 1,155 16,805
Triller Group, Inc.* 17,950 14,900
Common Stocks
Shares Value ($)
Financial Services
Velocity Financial, Inc.* 2,096 38,021
Walker & Dunlop, Inc.(a) 6,397 534,917
Waterstone Financial, Inc. 2,841 44,320
12,994,039
Food Products 0 .8%
Alico, Inc. 852 29,530
B&G Foods, Inc.(a) 14,306 63,376
Beyond Meat, Inc.*(a) 13,693 25,880
BRC, Inc., Class A*(a) 15,139 23,617
Calavo Growers, Inc.(a) 3,133 80,643
Cal-Maine Foods, Inc.(a) 8,862 833,914
Dole plc(a) 13,787 185,297
Forafric Global plc*(a) 651 5,657
Fresh Del Monte Produce, Inc.
(a) 6,585 228,631
Hain Celestial Group, Inc.
(The)*(a) 16,333 25,806
J & J Snack Foods Corp. 2,920 280,583
John B Sanfilippo & Son, Inc. 1,444 92,820
Lifeway Foods, Inc.* 1,134 31,480
Limoneira Co. 3,158 46,896
Mama's Creations, Inc.*(a) 6,542 68,757
Marzetti Co. (The) 3,885 671,289
Mission Produce, Inc.* 8,139 97,831
Seneca Foods Corp., Class
A*(a) 867 93,584
Simply Good Foods Co. (The)* 17,874 443,633
SunOpta, Inc.* 18,560 108,762
Tootsie Roll Industries, Inc.(a) 3,309 138,713
TreeHouse Foods, Inc.* 9,443 190,843
Utz Brands, Inc. 13,399 162,798
Vital Farms, Inc.*(a) 6,704 275,870
Westrock Coffee Co.*(a) 6,427 31,235
4,237,445
Gas Utilities 1 .0%
Brookfield Infrastructure Corp.,
Class A(a) 23,309 958,466
Chesapeake Utilities Corp.(a) 4,342 584,824
New Jersey Resources Corp. 19,582 942,873
Northwest Natural Holding
Co.(a) 7,820 351,353
ONE Gas, Inc.(a) 11,660 943,760
RGC Resources, Inc. 1,454 32,628
Southwest Gas Holdings, Inc. 12,672 992,725
Spire, Inc. 11,256 917,589
5,724,218
Ground Transportation 0 .3%
ArcBest Corp.(a) 4,511 315,184
Covenant Logistics Group,
Inc., Class A 3,016 65,327
FTAI Infrastructure, Inc.(a) 21,654 94,412
Heartland Express, Inc.(a) 8,992 75,353
Hertz Global Holdings, Inc.*(a) 22,823 155,196
Marten Transport Ltd. 10,667 113,710
PAMT Corp.* 1,683 19,186
Proficient Auto Logistics,
Inc.*(a) 4,539 31,274
RXO, Inc.* 31,309 481,532
Universal Logistics Holdings,
Inc.(a) 1,510 35,394

136 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Ground Transportation
Werner Enterprises, Inc. 10,996 289,415
1,675,983
Health Care Equipment & Supplies 2 .4%
Accuray, Inc.* 18,273 30,516
Alphatec Holdings, Inc.*(a) 22,078 321,014
AngioDynamics, Inc.* 7,690 85,897
Anteris Technologies Global
Corp.*(a) 6,575 29,587
Artivion, Inc.*(a) 7,349 311,157
AtriCure, Inc.* 9,219 324,970
Avanos Medical, Inc.* 8,519 98,480
Axogen, Inc.*(a) 8,598 153,388
Beta Bionics, Inc.*(a) 7,339 145,826
Bioventus, Inc., Class A*(a) 8,625 57,701
Butterfly Network, Inc.*(a) 36,259 69,980
Carlsmed, Inc.*(a) 1,178 15,773
Ceribell, Inc.*(a) 4,617 53,049
Cerus Corp.* 31,786 50,540
ClearPoint Neuro, Inc.*(a) 4,923 107,272
CONMED Corp. 5,965 280,534
CVRx, Inc.*(a) 3,785 30,545
Delcath Systems, Inc.*(a) 5,681 61,071
Electromed, Inc.* 1,248 30,638
Embecta Corp. 11,683 164,847
Enovis Corp.*(a) 11,043 335,045
Glaukos Corp.* 10,791 880,006
Haemonetics Corp.* 9,298 453,184
ICU Medical, Inc.* 4,659 558,894
Inogen, Inc.* 4,635 37,868
Integer Holdings Corp.*(a) 6,678 690,038
Integra LifeSciences Holdings
Corp.*(a) 13,023 186,620
iRadimed Corp. 1,584 112,717
iRhythm Technologies, Inc.*(a) 6,130 1,054,299
Kestra Medical Technologies
Ltd.*(a) 2,350 55,836
KORU Medical Systems, Inc.* 7,645 29,280
Lantheus Holdings, Inc.* 13,183 676,156
LeMaitre Vascular, Inc. 4,012 351,090
LENSAR, Inc.*(a) 1,793 22,144
LivaNova plc* 10,618 556,171
Lucid Diagnostics, Inc.*(a) 12,106 12,227
Merit Medical Systems, Inc.* 11,362 945,659
Myomo, Inc.*(a) 5,953 5,310
Neogen Corp.*(a) 41,029 234,276
Neuronetics, Inc.*(a) 6,830 18,646
NeuroPace, Inc.* 4,559 47,003
Novocure Ltd.* 19,180 247,806
Omnicell, Inc.* 9,127 277,917
OraSure Technologies, Inc.* 15,628 50,166
Orthofix Medical, Inc.*(a) 7,150 104,676
OrthoPediatrics Corp.*(a) 3,050 56,516
Outset Medical, Inc.*(a) 3,318 46,850
PROCEPT BioRobotics
Corp.*(a) 10,066 359,255
Pro-Dex, Inc.*(a) 392 13,269
Pulmonx Corp.*(a) 7,592 12,299
Pulse Biosciences, Inc.*(a) 3,547 62,782
QuidelOrtho Corp.* 13,022 383,498
RxSight, Inc.* 6,814 61,258
Sanara Medtech, Inc.* 487 15,452
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
SANUWAVE Health, Inc.* 1,308 49,024
Semler Scientific, Inc.*(a) 2,347 70,410
Shoulder Innovations, Inc.*(a) 835 10,479
SI-BONE, Inc.* 7,421 109,237
Sight Sciences, Inc.* 8,068 27,754
STAAR Surgical Co.* 9,724 261,284
Stereotaxis, Inc.* 13,190 41,021
Surmodics, Inc.* 2,642 78,969
Tactile Systems Technology,
Inc.*(a) 4,259 58,945
Tandem Diabetes Care, Inc.* 12,916 156,800
TransMedics Group, Inc.*(a) 6,373 715,051
Treace Medical Concepts,
Inc.* 9,874 66,255
UFP Technologies, Inc.* 1,456 290,618
Utah Medical Products, Inc. 445 28,022
Varex Imaging Corp.* 8,230 102,052
Zimvie, Inc.*(a) 5,619 106,424
13,549,343
Health Care Providers & Services 3 .1%
AdaptHealth Corp., Class A*(a) 19,742 176,691
Addus HomeCare Corp.* 3,487 411,431
agilon health, Inc.*(a) 59,362 61,143
AirSculpt Technologies,
Inc.*(a) 4,032 32,337
Alignment Healthcare, Inc.* 28,150 491,217
AMN Healthcare Services,
Inc.* 7,437 143,980
Ardent Health, Inc.* 4,823 63,905
Astrana Health, Inc.*(a) 7,878 223,341
Aveanna Healthcare Holdings,
Inc.* 9,709 86,119
BrightSpring Health Services,
Inc.* 18,196 537,874
Brookdale Senior Living, Inc.* 44,247 374,772
Castle Biosciences, Inc.* 5,379 122,480
Clover Health Investments
Corp., Class A*(a) 76,169 233,077
Community Health Systems,
Inc.*(a) 24,291 77,974
Concentra Group Holdings
Parent, Inc.(a) 22,235 465,378
CorVel Corp.* 5,553 429,913
Cross Country Healthcare,
Inc.*(a) 6,274 89,091
DocGo, Inc.* 19,985 27,180
Enhabit, Inc.* 9,256 74,141
Ensign Group, Inc. (The)(a) 10,841 1,873,000
Fulgent Genetics, Inc.* 3,998 90,355
GeneDx Holdings Corp., Class
A* 3,656 393,897
Guardant Health, Inc.* 23,135 1,445,475
HealthEquity, Inc.* 16,467 1,560,578
Hims & Hers Health, Inc.*(a) 36,724 2,082,985
Innovage Holding Corp.* 5,082 26,223
Joint Corp. (The)* 2,653 25,310
LifeStance Health Group, Inc.* 25,810 141,955
Nano-X Imaging Ltd.*(a) 12,636 46,753
National HealthCare Corp. 2,443 296,849
National Research Corp. 2,458 31,413
NeoGenomics, Inc.* 24,728 190,900

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 137
Common Stocks
Shares Value ($)
Health Care Providers & Services
Nutex Health, Inc.*(a) 647 66,848
Omada Health, Inc.*(a) 1,773 39,201
Oncology Institute, Inc.
(The)*(a) 10,887 37,996
OPKO Health, Inc.*(a) 78,140 121,117
Option Care Health, Inc.*(a) 31,716 880,436
Owens & Minor, Inc.*(a) 14,696 70,541
PACS Group, Inc.* 8,309 114,083
Pediatrix Medical Group, Inc.* 16,131 270,194
Pennant Group, Inc. (The)* 6,300 158,886
Performant Healthcare,
Inc.*(a) 12,888 99,624
Premier, Inc., Class A(a) 15,915 442,437
Privia Health Group, Inc.*(a) 22,085 549,916
Progyny, Inc.* 14,419 310,297
RadNet, Inc.*(a) 13,176 1,004,143
SBC Medical Group Holdings,
Inc.*(a) 1,977 8,580
Select Medical Holdings Corp. 21,844 280,477
Sonida Senior Living, Inc.*(a) 1,002 27,775
Surgery Partners, Inc.*(a) 14,848 321,311
Talkspace, Inc.* 28,030 77,363
US Physical Therapy, Inc. 2,815 239,134
Viemed Healthcare, Inc.* 6,479 43,992
17,492,088
Health Care REITs 1 .0%
American Healthcare REIT,
Inc.(a) 31,045 1,304,200
CareTrust REIT, Inc.(a) 41,280 1,431,590
Community Healthcare Trust,
Inc.(a) 5,055 77,342
Diversified Healthcare Trust 41,821 184,431
Global Medical REIT, Inc. 2,386 80,432
LTC Properties, Inc.(a) 8,711 321,087
National Health Investors, Inc. 8,927 709,696
Sabra Health Care REIT, Inc.
(a) 46,455 865,921
Sila Realty Trust, Inc.(a) 10,886 273,239
Strawberry Fields REIT, Inc. 1,745 21,464
Universal Health Realty
Income Trust 2,372 92,911
5,362,313
Health Care Technology 0 .4%
Claritev Corp.* 1,467 77,868
Definitive Healthcare Corp.,
Class A* 6,943 28,189
Evolent Health, Inc., Class A* 22,475 190,138
Health Catalyst, Inc.*(a) 12,543 35,748
HealthStream, Inc. 4,724 133,406
LifeMD, Inc.*(a) 7,304 49,594
OptimizeRx Corp.*(a) 2,859 58,609
Phreesia, Inc.* 11,057 260,061
Schrodinger, Inc.* 10,752 215,685
Simulations Plus, Inc.*(a) 2,965 44,682
Teladoc Health, Inc.*(a) 33,540 259,264
TruBridge, Inc.*(a) 1,881 37,940
Waystar Holding Corp.* 21,191 803,563
2,194,747
Hotel & Resort REITs 0 .6%
Apple Hospitality REIT, Inc.(a) 44,393 533,160
Common Stocks
Shares Value ($)
Hotel & Resort REITs
Braemar Hotels & Resorts, Inc. 12,891 35,192
Chatham Lodging Trust 8,835 59,283
DiamondRock Hospitality Co. 42,271 336,477
Pebblebrook Hotel Trust(a) 23,235 264,647
RLJ Lodging Trust(a) 30,151 217,087
Ryman Hospitality Properties,
Inc.(a) 12,094 1,083,501
Service Properties Trust(a) 31,734 85,999
Summit Hotel Properties, Inc.
(a) 21,756 119,440
Sunstone Hotel Investors, Inc. 37,953 355,620
Xenia Hotels & Resorts, Inc.(a) 19,891 272,905
3,363,311
Hotels, Restaurants & Leisure 1 .8%
Accel Entertainment, Inc.,
Class A* 10,006 110,766
Bally's Corp.* 1,245 13,820
Biglari Holdings, Inc., Class
B*(a) 146 47,253
BJ's Restaurants, Inc.*(a) 4,027 122,944
Bloomin' Brands, Inc. 15,846 113,616
Brightstar Lottery plc(a) 21,646 373,393
Brinker International, Inc.* 8,602 1,089,701
Cheesecake Factory, Inc.
(The)(a) 8,999 491,705
Cracker Barrel Old Country
Store, Inc.(a) 4,333 190,912
Dave & Buster's
Entertainment, Inc.*(a) 5,142 93,379
Denny's Corp.*(a) 9,497 49,669
Dine Brands Global, Inc.(a) 3,075 76,014
El Pollo Loco Holdings, Inc.*(a) 4,706 45,648
First Watch Restaurant Group,
Inc.*(a) 8,655 135,364
Genius Sports Ltd.* 42,706 528,700
Global Business Travel Group
I*(a) 18,071 146,014
Golden Entertainment, Inc.(a) 3,740 88,189
Hilton Grand Vacations, Inc.* 11,268 471,115
Inspired Entertainment, Inc.* 5,221 48,973
Jack in the Box, Inc.(a) 3,633 71,824
Krispy Kreme, Inc.(a) 16,781 64,942
Kura Sushi USA, Inc., Class
A*(a) 1,219 72,421
Life Time Group Holdings,
Inc.* 26,315 726,294
Lindblad Expeditions Holdings,
Inc.* 7,079 90,611
Marriott Vacations Worldwide
Corp. 5,517 367,212
Monarch Casino & Resort, Inc. 2,451 259,414
Nathan's Famous, Inc. 539 59,689
Papa John's International, Inc.
(a) 6,225 299,734
Portillo's, Inc., Class A*(a) 10,779 69,525
Potbelly Corp.* 5,247 89,409
Pursuit Attractions and
Hospitality, Inc.* 4,000 144,720
RCI Hospitality Holdings, Inc. 1,459 44,514
Red Rock Resorts, Inc., Class
A 9,517 581,108

138 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Rush Street Interactive,
Inc.*(a) 17,343 355,185
Sabre Corp.* 69,349 126,909
Serve Robotics, Inc.* 8,925 103,798
Shake Shack, Inc., Class A* 7,478 700,016
Six Flags Entertainment
Corp.*(a) 18,480 419,866
Super Group SGHC Ltd.(a) 31,056 409,939
Sweetgreen, Inc., Class A*(a) 19,662 156,903
Target Hospitality Corp.* 5,932 50,303
United Parks & Resorts,
Inc.*(a) 5,206 269,150
Xponential Fitness, Inc., Class
A* 5,336 41,567
9,812,228
Household Durables 1 .8%
Bassett Furniture Industries,
Inc. 1,752 27,401
Beazer Homes USA, Inc.* 5,543 136,081
Cavco Industries, Inc.*(a) 1,457 846,124
Century Communities, Inc.(a) 5,051 320,082
Champion Homes, Inc.*(a) 11,028 842,208
Cricut, Inc., Class A(a) 10,041 63,158
Dream Finders Homes, Inc.,
Class A*(a) 6,009 155,753
Ethan Allen Interiors, Inc.(a) 4,497 132,482
Flexsteel Industries, Inc.(a) 734 34,021
Green Brick Partners, Inc.*(a) 5,969 440,870
Hamilton Beach Brands
Holding Co., Class A 1,335 19,184
Helen of Troy Ltd.* 4,330 109,116
Hovnanian Enterprises, Inc.,
Class A* 900 115,641
Installed Building Products,
Inc.(a) 4,519 1,114,656
KB Home(a) 12,837 816,947
La-Z-Boy, Inc.(a) 7,945 272,672
Legacy Housing Corp.* 1,422 39,119
Leggett & Platt, Inc.(a) 26,099 231,759
LGI Homes, Inc.* 3,883 200,790
Lovesac Co. (The)*(a) 2,656 44,966
M/I Homes, Inc.* 5,024 725,667
Meritage Homes Corp. 13,758 996,492
Sonos, Inc.* 22,577 356,717
Taylor Morrison Home Corp.,
Class A* 18,901 1,247,655
Traeger, Inc.* 5,223 6,372
Tri Pointe Homes, Inc.* 16,509 560,811
9,856,744
Household Products 0 .3%
Central Garden & Pet Co.* 2,110 68,892
Central Garden & Pet Co.,
Class A* 9,233 272,650
Energizer Holdings, Inc.(a) 12,968 322,774
Oil-Dri Corp. of America 1,886 115,121
Spectrum Brands Holdings,
Inc.(a) 4,711 247,469
WD-40 Co. 2,588 511,389
1,538,295
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0 .2%
Hallador Energy Co.*(a) 5,847 114,426
Montauk Renewables, Inc.* 15,729 31,615
Ormat Technologies, Inc.(a) 11,759 1,131,804
1,277,845
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 4,596 154,104
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 10,337 60,265
Innovative Industrial
Properties, Inc. 5,416 290,189
LXP Industrial Trust(a) 56,579 506,948
One Liberty Properties, Inc. 3,592 79,455
Plymouth Industrial REIT, Inc.
(a) 8,083 180,493
Terreno Realty Corp.(a) 19,763 1,121,550
2,238,900
Insurance 1 .9%
Abacus Global Management,
Inc.*(a) 8,069 46,235
Ambac Financial Group, Inc.* 8,414 70,173
American Coastal Insurance
Corp. 4,999 56,939
American Integrity Insurance
Group, Inc.* 1,629 36,343
AMERISAFE, Inc. 3,701 162,252
Aspen Insurance Holdings
Ltd., Class A* 3,388 124,373
Ategrity Specialty Holdings
LLC*(a) 741 14,649
Baldwin Insurance Group, Inc.
(The), Class A*(a) 13,581 383,120
Bowhead Specialty Holdings,
Inc.*(a) 3,048 82,418
Citizens, Inc., Class A* 9,321 48,935
CNO Financial Group, Inc. 19,949 788,983
Crawford & Co., Class A 3,939 42,147
Donegal Group, Inc., Class A 3,428 66,469
eHealth, Inc.* 5,571 24,011
Employers Holdings, Inc. 4,549 193,241
F&G Annuities & Life, Inc. 4,467 139,683
Fidelis Insurance Holdings Ltd.
(a) 11,792 214,025
Genworth Financial, Inc.,
Class A* 79,089 703,892
GoHealth, Inc., Class A* 1,348 6,497
Goosehead Insurance, Inc.,
Class A(a) 4,636 345,011
Greenlight Capital Re Ltd.,
Class A*(a) 5,387 68,415
Hamilton Insurance Group
Ltd., Class B* 8,898 220,670
HCI Group, Inc. 2,027 389,042
Heritage Insurance Holdings,
Inc.* 4,509 113,537
Hippo Holdings, Inc.*(a) 3,392 122,655
Horace Mann Educators Corp. 7,833 353,817
Investors Title Co. 298 79,813

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 139
Common Stocks
Shares Value ($)
Insurance
James River Group Holdings
Ltd.(a) 7,775 43,151
Kestrel Group Ltd. 453 12,371
Kingstone Cos., Inc.(a) 2,228 32,752
Kingsway Financial Services,
Inc.*(a) 4,380 64,036
Lemonade, Inc.*(a) 10,785 577,321
MBIA, Inc.*(a) 9,219 68,681
Mercury General Corp. 5,378 455,947
NI Holdings, Inc.* 1,529 20,733
Oscar Health, Inc., Class A*(a) 37,630 712,336
Palomar Holdings, Inc.* 5,101 595,542
ProAssurance Corp.*(a) 9,731 233,447
Root, Inc., Class A*(a) 2,237 200,234
Safety Insurance Group, Inc. 2,923 206,627
Selective Insurance Group,
Inc. 11,909 965,463
Selectquote, Inc.* 27,451 53,804
SiriusPoint Ltd.* 12,378 223,918
Skyward Specialty Insurance
Group, Inc.* 6,964 331,208
Slide Insurance Holdings,
Inc.*(a) 5,546 87,544
Stewart Information Services
Corp. 5,439 398,787
Tiptree, Inc., Class A 4,838 92,744
Trupanion, Inc.*(a) 7,210 312,049
United Fire Group, Inc. 4,180 127,156
Universal Insurance Holdings,
Inc. 5,182 136,287
10,849,483
Interactive Media & Services 0 .6%
Angi, Inc., Class A* 8,010 130,243
Arena Group Holdings, Inc.
(The)* 2,392 13,084
Bumble, Inc., Class A* 13,818 84,152
Cargurus, Inc., Class A*(a) 15,952 593,893
Cars.com, Inc.* 11,058 135,129
EverQuote, Inc., Class A*(a) 5,310 121,440
fuboTV, Inc.*(a) 65,538 271,983
Getty Images Holdings,
Inc.*(a) 21,043 41,665
Grindr, Inc.* 6,382 95,858
MediaAlpha, Inc., Class A* 6,246 71,079
Nextdoor Holdings, Inc.* 39,080 81,677
QuinStreet, Inc.* 10,501 162,450
Rumble, Inc.*(a) 20,567 148,905
Shutterstock, Inc. 4,932 102,832
Teads Holding Co.* 7,466 12,319
Travelzoo* 1,141 11,216
TripAdvisor, Inc.* 22,401 364,240
TrueCar, Inc.* 15,719 28,923
Vimeo, Inc.* 28,369 219,860
Webtoon Entertainment,
Inc.*(a) 3,275 63,568
Yelp, Inc., Class A* 11,870 370,344
Ziff Davis, Inc.* 8,013 305,295
ZipRecruiter, Inc., Class A* 13,366 56,404
3,486,559
IT Services 0 .5%
Applied Digital Corp.* 41,408 949,900
Common Stocks
Shares Value ($)
IT Services
ASGN, Inc.* 8,376 396,604
Backblaze, Inc., Class A* 10,014 92,930
BigBear.ai Holdings, Inc.*(a) 56,298 367,063
Commerce.com, Inc., Series
1* 13,044 65,090
Crexendo, Inc.* 2,639 17,154
CSP, Inc.(a) 1,279 14,772
DigitalOcean Holdings, Inc.*(a) 13,229 451,903
Fastly, Inc., Class A* 26,826 229,362
Grid Dynamics Holdings, Inc.* 12,623 97,323
Hackett Group, Inc. (The) 4,845 92,103
Information Services Group,
Inc.(a) 7,689 44,212
Rackspace Technology,
Inc.*(a) 19,964 28,149
TSS, Inc.*(a) 3,447 62,425
Tucows, Inc., Class A*(a) 1,339 24,845
Unisys Corp.* 13,372 52,151
VTEX, Class A*(a) 10,719 46,949
3,032,935
Leisure Products 0 .5%
Acushnet Holdings Corp. 5,285 414,820
American Outdoor Brands,
Inc.* 2,174 18,870
Clarus Corp. 4,367 15,285
Escalade, Inc.(a) 1,771 22,261
Funko, Inc., Class A*(a) 7,196 24,754
JAKKS Pacific, Inc. 1,637 30,661
Johnson Outdoors, Inc., Class
A(a) 1,071 43,258
Latham Group, Inc.*(a) 8,441 64,236
Malibu Boats, Inc., Class A* 3,607 117,047
Marine Products Corp.(a) 1,063 9,429
MasterCraft Boat Holdings,
Inc.*(a) 3,207 68,822
Outdoor Holding Co.*(a) 18,385 27,210
Peloton Interactive, Inc., Class
A*(a) 72,864 655,776
Polaris, Inc.(a) 10,329 600,425
Smith & Wesson Brands, Inc.
(a) 8,133 79,947
Sturm Ruger & Co., Inc. 2,955 128,454
Topgolf Callaway Brands
Corp.*(a) 24,916 236,702
2,557,957
Life Sciences Tools & Services 0 .4%
10X Genomics, Inc., Class
A*(a) 20,736 242,404
Adaptive Biotechnologies
Corp.*(a) 29,255 437,655
Alpha Teknova, Inc.*(a) 2,070 12,813
Azenta, Inc.*(a) 7,740 222,293
BioLife Solutions, Inc.*(a) 7,189 183,391
Codexis, Inc.* 17,616 42,983
CryoPort, Inc.*(a) 9,405 89,160
Cytek Biosciences, Inc.*(a) 22,075 76,600
Fortrea Holdings, Inc.* 17,297 145,641
Ginkgo Bioworks Holdings,
Inc.* 7,367 107,411
Lifecore Biomedical, Inc.*(a) 4,790 35,254

140 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Maravai LifeSciences
Holdings, Inc., Class A* 23,079 66,237
MaxCyte, Inc.* 19,672 31,082
Mesa Laboratories, Inc. 924 61,917
Niagen Bioscience, Inc.* 10,098 94,214
OmniAb, Inc.* 21,229 33,966
Pacific Biosciences of
California, Inc.*(a) 53,783 68,842
Personalis, Inc.* 9,538 62,188
Quanterix Corp.* 8,179 44,412
Quantum-Si, Inc.*(a) 26,707 37,657
Standard BioTools, Inc.*(a) 61,482 79,927
2,176,047
Machinery 3 .7%
3D Systems Corp.*(a) 24,090 69,861
Aebi Schmidt Holding AG 7,066 88,113
AirJoule Technologies Corp.* 3,638 17,062
Alamo Group, Inc. 1,976 377,218
Albany International Corp.,
Class A(a) 5,805 309,407
Astec Industries, Inc.(a) 4,325 208,162
Atmus Filtration Technologies,
Inc. 16,171 729,150
Blue Bird Corp.* 6,111 351,688
Chart Industries, Inc.* 8,731 1,747,510
Columbus McKinnon Corp. 5,535 79,372
Douglas Dynamics, Inc. 4,179 130,636
Eastern Co. (The) 1,205 28,269
Energy Recovery, Inc.* 10,430 160,831
Enerpac Tool Group Corp.,
Class A 10,514 431,074
Enpro, Inc.(a) 4,079 921,854
ESCO Technologies, Inc. 5,013 1,058,295
Federal Signal Corp. 11,640 1,385,044
Franklin Electric Co., Inc. 7,635 726,852
Gencor Industries, Inc.* 1,714 25,076
Gorman-Rupp Co. (The) 3,743 173,713
Graham Corp.* 2,072 113,753
Greenbrier Cos., Inc. (The) 5,914 273,049
Helios Technologies, Inc. 6,416 334,466
Hillenbrand, Inc.(a) 13,425 363,012
Hillman Solutions Corp.* 38,743 355,661
Hyster-Yale, Inc. 2,264 83,451
JBT Marel Corp. 10,058 1,412,646
Kadant, Inc.(a) 2,266 674,316
Kennametal, Inc.(a) 14,611 305,808
L B Foster Co., Class A* 1,959 52,795
Lindsay Corp. 2,074 291,522
Luxfer Holdings plc 4,821 67,012
Manitowoc Co., Inc. (The)* 6,868 68,749
Mayville Engineering Co., Inc.* 2,762 38,005
Microvast Holdings, Inc.*(a) 37,392 143,959
Miller Industries, Inc. 2,132 86,176
Mueller Water Products, Inc.,
Class A 30,218 771,163
Omega Flex, Inc. 477 14,875
Palladyne AI Corp.*(a) 4,869 41,825
Park-Ohio Holdings Corp. 1,939 41,184
Proto Labs, Inc.* 4,537 226,986
REV Group, Inc. 9,439 534,908
Common Stocks
Shares Value ($)
Machinery
Richtech Robotics, Inc., Class
B*(a) 12,948 55,547
SPX Technologies, Inc.* 9,294 1,735,933
Standex International Corp.(a) 2,306 488,641
Tennant Co. 3,573 289,627
Terex Corp. 12,548 643,712
Titan International, Inc.* 9,353 70,709
Trinity Industries, Inc. 15,582 436,919
Wabash National Corp. 7,749 76,483
Watts Water Technologies,
Inc., Class A 5,315 1,484,373
Worthington Enterprises, Inc. 6,008 333,384
20,929,836
Marine Transportation 0 .2%
Costamare Bulkers Holdings
Ltd.* 1,557 22,374
Costamare, Inc. 8,835 105,225
Genco Shipping & Trading Ltd.
(a) 6,595 117,391
Himalaya Shipping Ltd.(a) 5,138 42,286
Matson, Inc.(a) 6,350 626,046
Pangaea Logistics Solutions
Ltd. 6,061 30,790
Safe Bulkers, Inc. 11,215 49,795
993,907
Media 1 .0%
Advantage Solutions, Inc.*(a) 17,774 27,194
Altice USA, Inc., Class A*(a) 49,195 118,560
AMC Networks, Inc., Class
A*(a) 6,967 57,408
Boston Omaha Corp., Class
A*(a) 4,087 53,458
Cable One, Inc.(a) 979 173,332
EchoStar Corp., Class A*(a) 26,124 1,994,829
Emerald Holding, Inc.(a) 2,270 11,554
Entravision Communications
Corp., Class A 13,281 30,945
EW Scripps Co. (The), Class
A* 11,548 28,408
Gambling.com Group Ltd.* 2,965 24,254
Gannett Co., Inc.* 28,457 117,527
Gray Media, Inc.(a) 17,491 101,098
Ibotta, Inc., Class A*(a) 2,854 79,484
iHeartMedia, Inc., Class A* 21,919 62,908
Integral Ad Science Holding
Corp.* 14,201 144,424
John Wiley & Sons, Inc., Class
A 7,901 319,753
Magnite, Inc.*(a) 26,891 585,686
National CineMedia, Inc. 13,409 60,475
Newsmax, Inc., Class B* 2,264 28,074
Nexxen International Ltd.* 7,193 66,535
PubMatic, Inc., Class A*(a) 8,290 68,641
Scholastic Corp.(a) 3,853 105,495
Sinclair, Inc.(a) 7,628 115,183
Stagwell, Inc., Class A*(a) 21,945 123,550
TechTarget, Inc.*(a) 5,717 33,216
TEGNA, Inc. 31,136 632,995
Thryv Holdings, Inc.* 7,239 87,302

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 141
Common Stocks
Shares Value ($)
Media
WideOpenWest, Inc.* 9,295 47,962
5,300,250
Metals & Mining 2 .0%
Alpha Metallurgical Resources,
Inc.*(a) 2,291 375,930
American Battery Technology
Co.* 18,777 91,256
Ascent Industries Co.* 1,338 17,233
Caledonia Mining Corp. plc 3,353 121,412
Century Aluminum Co.* 10,316 302,878
Coeur Mining, Inc.* 123,550 2,317,798
Commercial Metals Co. 21,944 1,256,952
Compass Minerals
International, Inc.*(a) 6,652 127,718
Constellium SE, Class A* 27,586 410,480
Contango ORE, Inc.* 1,683 41,957
Critical Metals Corp.*(a) 5,564 34,608
Dakota Gold Corp.*(a) 16,795 76,417
Ferroglobe plc(a) 23,189 105,510
Friedman Industries, Inc. 1,082 23,690
Hecla Mining Co. 115,796 1,401,132
Idaho Strategic Resources,
Inc.*(a) 2,278 76,974
Ivanhoe Electric, Inc.*(a) 16,128 202,406
Kaiser Aluminum Corp. 3,079 237,576
Lifezone Metals Ltd.* 5,550 30,414
MAC Copper Ltd., Class A* 11,945 145,849
Materion Corp.(a) 4,014 484,931
Metallus, Inc.* 7,173 118,570
NioCorp Developments
Ltd.*(a) 13,429 89,706
Novagold Resources, Inc.* 58,490 514,712
Olympic Steel, Inc. 1,862 56,698
Perpetua Resources Corp.* 14,549 294,326
Ramaco Resources, Inc.,
Class A*(a) 5,611 186,229
Ryerson Holding Corp.(a) 5,357 122,461
SSR Mining, Inc.* 39,260 958,729
SunCoke Energy, Inc. 15,818 129,075
Tredegar Corp.* 5,089 40,865
United States Antimony
Corp.*(a) 17,253 106,969
US Gold Corp.* 2,058 33,916
Vox Royalty Corp.(a) 6,091 26,191
Warrior Met Coal, Inc. 10,002 636,527
Worthington Steel, Inc.(a) 6,381 193,919
11,392,014
Mortgage Real Estate Investment Trusts (REITs) 0 .9%
ACRES Commercial Realty
Corp.*(a) 1,697 35,909
Adamas Trust, Inc.(a) 16,450 114,657
Advanced Flower Capital, Inc.
(a) 4,014 15,374
AG Mortgage Investment
Trust, Inc.(a) 5,972 43,237
Angel Oak Mortgage REIT, Inc. 2,471 23,153
Apollo Commercial Real
Estate Finance, Inc.(a) 28,361 287,297
Arbor Realty Trust, Inc.(a) 28,556 348,669
Ares Commercial Real Estate
Corp.(a) 11,592 52,280
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
ARMOUR Residential REIT,
Inc.(a) 21,460 320,612
Blackstone Mortgage Trust,
Inc., Class A 31,769 584,867
BrightSpire Capital, Inc., Class
A(a) 25,119 136,396
Chicago Atlantic Real Estate
Finance, Inc. 3,431 43,883
Chimera Investment Corp.(a) 15,347 202,887
Claros Mortgage Trust, Inc.*(a) 18,787 62,373
Dynex Capital, Inc.(a) 25,461 312,916
Ellington Financial, Inc.(a) 18,062 234,445
Franklin BSP Realty Trust, Inc.
(a) 16,545 179,679
Invesco Mortgage Capital, Inc.
(a) 13,977 105,666
KKR Real Estate Finance
Trust, Inc.(a) 11,496 103,464
Ladder Capital Corp., Class A 23,163 252,708
Lument Finance Trust, Inc. 6,804 13,744
MFA Financial, Inc.(a) 20,518 188,560
Nexpoint Real Estate Finance,
Inc.(a) 1,841 26,105
Orchid Island Capital, Inc.(a) 24,466 171,507
PennyMac Mortgage
Investment Trust(a) 17,334 212,515
Ready Capital Corp.(a) 32,240 124,769
Redwood Trust, Inc.(a) 25,823 149,515
Rithm Property Trust, Inc. 7,046 17,756
Seven Hills Realty Trust(a) 3,913 40,343
Sunrise Realty Trust, Inc. 1,845 19,170
TPG RE Finance Trust, Inc.(a) 13,281 113,685
Two Harbors Investment Corp.
(a) 20,420 201,545
4,739,686
Multi-Utilities 0 .4%
Avista Corp. 15,522 586,887
Black Hills Corp. 14,103 868,604
Northwestern Energy Group,
Inc. 11,880 696,287
Unitil Corp. 2,946 140,995
2,292,773
Office REITs 0 .7%
Brandywine Realty Trust(a) 32,625 136,046
City Office REIT, Inc. 7,930 55,193
COPT Defense Properties 22,099 642,197
Douglas Emmett, Inc.(a) 24,194 376,701
Easterly Government
Properties, Inc., Class A 7,786 178,533
Empire State Realty Trust,
Inc., Class A 28,468 218,065
Franklin Street Properties
Corp. 16,629 26,606
Hudson Pacific Properties,
Inc.*(a) 72,067 198,905
JBG SMITH Properties(a) 12,126 269,804
NET Lease Office
Properties(a) 2,911 86,340
Paramount Group, Inc.* 36,804 240,698
Peakstone Realty Trust(a) 6,870 90,134

142 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Office REITs
Piedmont Realty Trust, Inc.,
Class A(a) 24,181 217,629
Postal Realty Trust, Inc., Class
A(a) 4,000 62,760
SL Green Realty Corp.(a) 13,986 836,503
3,636,114
Oil, Gas & Consumable Fuels 3 .1%
Ardmore Shipping Corp. 6,531 77,523
Berry Corp. 16,779 63,425
BKV Corp.*(a) 3,086 71,379
California Resources Corp. 13,094 696,339
Calumet, Inc.*(a) 13,545 247,196
Centrus Energy Corp., Class
A*(a) 3,033 940,442
Clean Energy Fuels Corp.*(a) 34,584 89,227
CNX Resources Corp.*(a) 26,369 846,972
Comstock Resources, Inc.*(a) 14,060 278,810
Core Natural Resources, Inc.
(a) 10,069 840,560
Crescent Energy Co., Class
A(a) 34,717 309,676
CVR Energy, Inc.* 5,893 214,977
Delek US Holdings, Inc. 11,517 371,654
DHT Holdings, Inc. 23,908 285,701
Diversified Energy Co. plc
Reg. S 10,926 153,073
Dorian LPG Ltd. 7,039 209,762
Empire Petroleum Corp.*(a) 2,821 12,751
Encore Energy Corp.*(a) 36,697 117,797
Energy Fuels, Inc.*(a) 41,355 634,799
Epsilon Energy Ltd. 2,663 13,422
Evolution Petroleum Corp.(a) 4,403 21,222
Excelerate Energy, Inc., Class
A 4,460 112,347
FLEX LNG Ltd. 5,731 144,421
FutureFuel Corp. 4,710 18,275
Gevo, Inc.*(a) 42,062 82,442
Golar LNG Ltd. 19,310 780,317
Granite Ridge Resources, Inc.
(a) 9,834 53,202
Green Plains, Inc.* 12,405 109,040
Gulfport Energy Corp.* 3,055 552,894
HighPeak Energy, Inc.(a) 3,536 25,000
Infinity Natural Resources,
Inc., Class A*(a) 2,658 34,846
International Seaways, Inc.(a) 7,797 359,286
Kinetik Holdings, Inc., Class
A(a) 8,546 365,256
Kolibri Global Energy, Inc.*(a) 6,503 36,092
Kosmos Energy Ltd.*(a) 92,025 152,761
Lightbridge Corp.* 4,263 90,418
Magnolia Oil & Gas Corp.,
Class A(a) 36,156 863,044
Murphy Oil Corp.(a) 26,402 750,081
NACCO Industries, Inc., Class
A 796 33,559
Navigator Holdings Ltd. 6,226 96,441
New Fortress Energy, Inc.*(a) 32,076 70,888
NextDecade Corp.*(a) 25,996 176,513
NextNRG, Inc.*(a) 3,163 5,788
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Nordic American Tankers Ltd.
(a) 37,221 116,874
Northern Oil & Gas, Inc.(a) 18,861 467,753
OPAL Fuels, Inc., Class A* 3,481 7,658
Par Pacific Holdings, Inc.* 9,827 348,072
PBF Energy, Inc., Class A 16,110 486,039
Peabody Energy Corp. 23,818 631,653
Prairie Operating Co.*(a) 3,600 7,146
PrimeEnergy Resources
Corp.*(a) 68 11,358
REX American Resources
Corp.* 5,754 176,187
Riley Exploration Permian, Inc.
(a) 2,513 68,127
Sable Offshore Corp.*(a) 14,618 255,230
SandRidge Energy, Inc. 7,099 80,077
Scorpio Tankers, Inc. 8,594 481,694
SFL Corp. Ltd.(a) 23,240 174,997
SM Energy Co.(a) 22,246 555,483
Summit Midstream Corp.* 1,665 34,199
Talos Energy, Inc.* 22,964 220,225
Teekay Corp. Ltd.(a) 10,890 89,080
Teekay Tankers Ltd., Class A 4,621 233,592
Uranium Energy Corp.*(a) 82,577 1,101,577
VAALCO Energy, Inc.(a) 19,911 80,042
Vital Energy, Inc.*(a) 5,613 94,804
Vitesse Energy, Inc.(a) 5,265 122,306
W&T Offshore, Inc.(a) 22,106 40,233
World Kinect Corp.(a) 10,823 280,857
XCF Global, Inc., Class A* 8,421 11,031
17,585,912
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 3,169 65,788
Magnera Corp.* 6,200 72,664
Sylvamo Corp. 6,626 293,002
431,454
Passenger Airlines 0 .5%
Allegiant Travel Co.*(a) 2,755 167,421
Frontier Group Holdings,
Inc.*(a) 16,128 71,205
JetBlue Airways Corp.*(a) 63,919 314,482
Joby Aviation, Inc.*(a) 88,839 1,433,862
SkyWest, Inc.* 7,862 791,075
Strata Critical Medical, Inc.*(a) 12,139 61,423
Sun Country Airlines Holdings,
Inc.*(a) 9,698 114,533
2,954,001
Personal Care Products 0 .2%
Beauty Health Co. (The)* 22,715 45,203
Edgewell Personal Care Co. 8,916 181,530
FitLife Brands, Inc.* 741 14,738
Herbalife Ltd.*(a) 19,881 167,796
Honest Co., Inc. (The)*(a) 18,306 67,366
Interparfums, Inc. 3,528 347,085
Lifevantage Corp. 2,016 19,616
Medifast, Inc.*(a) 2,461 33,642
Nature's Sunshine Products,
Inc.* 3,385 52,535
Nu Skin Enterprises, Inc.,
Class A 9,849 120,059

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 143
Common Stocks
Shares Value ($)
Personal Care Products
Olaplex Holdings, Inc.*(a) 29,822 39,067
USANA Health Sciences,
Inc.*(a) 2,220 61,161
Waldencast plc, Class A*(a) 8,088 16,014
1,165,812
Pharmaceuticals 2 .0%
Aardvark Therapeutics, Inc.* 1,009 13,410
Aclaris Therapeutics, Inc.* 16,671 31,675
Alumis, Inc.*(a) 10,528 42,007
Amneal Pharmaceuticals, Inc.* 28,830 288,588
Amphastar Pharmaceuticals,
Inc.*(a) 7,040 187,616
Amylyx Pharmaceuticals,
Inc.*(a) 13,064 177,540
ANI Pharmaceuticals, Inc.* 3,541 324,356
Aquestive Therapeutics,
Inc.*(a) 16,143 90,239
Arvinas, Inc.* 12,121 103,271
Atea Pharmaceuticals, Inc.* 15,343 44,495
Avadel Pharmaceuticals plc,
ADR* 17,154 261,942
Axsome Therapeutics, Inc.* 7,811 948,646
BioAge Labs, Inc.*(a) 4,530 26,636
Biote Corp., Class A*(a) 6,823 20,469
Collegium Pharmaceutical,
Inc.*(a) 6,124 214,279
CorMedix, Inc.*(a) 13,598 158,145
Crinetics Pharmaceuticals,
Inc.*(a) 17,404 724,877
Edgewise Therapeutics,
Inc.*(a) 13,029 211,330
Enliven Therapeutics, Inc.*(a) 8,058 164,947
Esperion Therapeutics, Inc.*(a) 37,703 99,913
Eton Pharmaceuticals, Inc.*(a) 4,856 105,521
Evolus, Inc.* 10,476 64,323
EyePoint Pharmaceuticals,
Inc.*(a) 11,604 165,241
Fulcrum Therapeutics, Inc.*(a) 8,467 77,896
Harmony Biosciences
Holdings, Inc.*(a) 8,257 227,563
Harrow, Inc.*(a) 6,037 290,863
Indivior plc*(a) 23,425 564,777
Innoviva, Inc.* 11,798 215,313
Journey Medical Corp.*(a) 2,181 15,529
LENZ Therapeutics, Inc.*(a) 3,105 144,631
Ligand Pharmaceuticals,
Inc.*(a) 3,689 653,469
Liquidia Corp.* 12,466 283,477
Maze Therapeutics, Inc.* 3,713 96,278
MBX Biosciences, Inc.* 3,154 55,195
MediWound Ltd.*(a) 1,280 23,066
Mind Medicine MindMed,
Inc.*(a) 14,321 168,845
Nuvation Bio, Inc.*(a) 46,826 173,256
Ocular Therapeutix, Inc.* 27,448 320,867
Omeros Corp.*(a) 12,563 51,508
Pacira BioSciences, Inc.*(a) 8,935 230,255
Phathom Pharmaceuticals,
Inc.*(a) 7,959 93,677
Phibro Animal Health Corp.,
Class A 4,041 163,499
Common Stocks
Shares Value ($)
Pharmaceuticals
Prestige Consumer
Healthcare, Inc.* 9,464 590,554
Rapport Therapeutics, Inc.* 3,598 106,861
scPharmaceuticals, Inc.* 7,284 41,300
Septerna, Inc.*(a) 4,106 77,234
SIGA Technologies, Inc. 7,997 73,172
Supernus Pharmaceuticals,
Inc.* 10,490 501,317
Tarsus Pharmaceuticals, Inc.* 7,557 449,112
Terns Pharmaceuticals,
Inc.*(a) 14,283 107,265
Theravance Biopharma,
Inc.*(a) 7,326 106,960
Third Harmonic Bio, Inc.*∞ 5,115 0
Trevi Therapeutics, Inc.* 16,883 154,479
Tvardi Therapeutics, Inc.*(a) 966 37,645
WaVe Life Sciences Ltd.* 21,141 154,752
Xeris Biopharma Holdings,
Inc.* 29,817 242,710
Zevra Therapeutics, Inc.*(a) 10,312 98,067
11,060,858
Professional Services 1 .9%
Acuren Corp.*(a) 32,641 434,452
Alight, Inc., Class A 83,580 272,471
Asure Software, Inc.* 4,715 38,663
Barrett Business Services, Inc. 4,742 210,165
BlackSky Technology, Inc.*(a) 6,042 121,746
CBIZ, Inc.*(a) 9,498 503,014
Conduent, Inc.* 29,447 82,452
CRA International, Inc. 1,274 265,667
CSG Systems International,
Inc.(a) 5,479 352,738
Exponent, Inc. 9,690 673,261
First Advantage Corp.*(a) 15,426 237,406
Forrester Research, Inc.* 2,436 25,822
Franklin Covey Co.*(a) 2,131 41,363
Heidrick & Struggles
International, Inc. 3,934 195,795
HireQuest, Inc.(a) 773 7,436
Huron Consulting Group, Inc.* 3,293 483,314
IBEX Holdings Ltd.*(a) 2,077 84,160
ICF International, Inc. 3,539 328,419
Innodata, Inc.*(a) 5,949 458,489
Insperity, Inc. 6,945 341,694
Kelly Services, Inc., Class A 6,191 81,226
Kforce, Inc. 3,561 106,759
Korn Ferry 10,050 703,299
Legalzoom.com, Inc.* 22,928 237,993
Maximus, Inc. 10,896 995,568
Mistras Group, Inc.* 2,680 26,371
Planet Labs PBC* 45,096 585,346
RCM Technologies, Inc.* 860 22,833
Resolute Holdings
Management, Inc.* 736 53,102
Resources Connection, Inc. 6,140 31,007
Skillsoft Corp.*(a) 781 10,169
Spire Global, Inc.*(a) 5,572 61,236
TriNet Group, Inc. 5,803 388,163
TrueBlue, Inc.* 5,121 31,392
TTEC Holdings, Inc.* 3,369 11,320
Upwork, Inc.*(a) 23,716 440,406

144 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Professional Services
Verra Mobility Corp., Class A* 31,015 766,071
Willdan Group, Inc.* 2,744 265,317
WNS Holdings Ltd.* 7,272 554,635
10,530,740
Real Estate Management & Development 0 .6%
American Realty Investors,
Inc.*(a) 366 6,123
Anywhere Real Estate, Inc.* 21,149 223,968
Compass, Inc., Class A* 90,349 725,502
Cushman & Wakefield plc*(a) 24,335 387,413
Douglas Elliman, Inc.* 13,933 39,848
eXp World Holdings, Inc.(a) 17,409 185,580
Forestar Group, Inc.* 3,949 105,004
FRP Holdings, Inc.* 2,375 57,855
Kennedy-Wilson Holdings, Inc.
(a) 24,378 202,825
Marcus & Millichap, Inc. 5,112 150,037
Maui Land & Pineapple Co.,
Inc.* 1,270 23,673
Newmark Group, Inc., Class A 30,218 563,566
RE/MAX Holdings, Inc., Class
A* 4,273 40,294
Real Brokerage, Inc. (The)* 21,818 91,199
RMR Group, Inc. (The), Class
A(a) 4,322 67,985
Seaport Entertainment Group,
Inc.*(a) 1,267 29,040
St Joe Co. (The)(a) 7,447 368,478
Stratus Properties, Inc.* 1,205 25,498
Tejon Ranch Co.* 4,221 67,452
Transcontinental Realty
Investors, Inc.*(a) 446 20,574
3,381,914
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A 25,491 202,144
BRT Apartments Corp. 1,783 27,922
Centerspace(a) 3,243 191,013
Clipper Realty, Inc. 2,440 9,272
Elme Communities 16,859 284,243
Independence Realty Trust,
Inc.(a) 45,690 748,859
NexPoint Residential Trust,
Inc. 4,492 144,732
UMH Properties, Inc.(a) 14,716 218,532
Veris Residential, Inc.(a) 15,263 231,997
2,058,714
Retail REITs 1 .2%
Acadia Realty Trust(a) 25,998 523,860
Alexander's, Inc. 402 94,265
CBL & Associates Properties,
Inc. 3,756 114,858
Curbline Properties Corp.(a) 19,010 423,923
FrontView REIT, Inc. 3,397 46,573
Getty Realty Corp.(a) 9,821 263,497
InvenTrust Properties Corp. 15,717 449,821
Kite Realty Group Trust 43,321 966,058
Macerich Co. (The)(a) 49,581 902,374
NETSTREIT Corp.(a) 18,161 327,988
Phillips Edison & Co., Inc. 24,637 845,788
Common Stocks
Shares Value ($)
Retail REITs
Saul Centers, Inc. 2,234 71,198
SITE Centers Corp.(a) 9,994 90,046
Tanger, Inc. 21,787 737,272
Urban Edge Properties 25,609 524,216
Whitestone REIT 9,110 111,871
6,493,608
Semiconductors & Semiconductor Equipment 3 .4%
ACM Research, Inc., Class A* 9,904 387,544
Aehr Test Systems*(a) 5,486 165,183
Aeluma, Inc.*(a) 1,755 28,255
Alpha & Omega
Semiconductor Ltd.* 4,810 134,488
Ambarella, Inc.* 7,825 645,719
Ambiq Micro, Inc.* 872 26,090
Atomera, Inc.*(a) 5,454 24,107
Axcelis Technologies, Inc.*(a) 6,248 610,055
Blaize Holdings, Inc.*(a) 14,011 48,338
CEVA, Inc.* 4,341 114,646
Cohu, Inc.* 8,548 173,781
Credo Technology Group
Holding Ltd.* 28,566 4,159,495
Diodes, Inc.*(a) 8,891 473,090
FormFactor, Inc.*(a) 15,128 550,962
Ichor Holdings Ltd.* 6,607 115,755
Impinj, Inc.*(a) 4,986 901,219
indie Semiconductor, Inc.,
Class A*(a) 36,221 147,419
Kopin Corp.*(a) 32,374 78,669
Kulicke & Soffa Industries, Inc. 10,001 406,441
MaxLinear, Inc., Class A* 15,961 256,653
Navitas Semiconductor Corp.,
Class A*(a) 26,361 190,326
NVE Corp.(a) 911 59,461
PDF Solutions, Inc.* 5,876 151,718
Penguin Solutions, Inc.*(a) 10,448 274,573
Photronics, Inc.* 11,324 259,886
Power Integrations, Inc. 10,800 434,268
Rambus, Inc.* 20,891 2,176,842
Rigetti Computing, Inc.*(a) 61,614 1,835,481
Semtech Corp.*(a) 16,893 1,207,005
Silicon Laboratories, Inc.* 6,227 816,546
SiTime Corp.* 4,134 1,245,616
SkyWater Technology, Inc.* 4,739 88,430
Synaptics, Inc.* 7,435 508,108
Ultra Clean Holdings, Inc.* 8,546 232,878
Veeco Instruments, Inc.*(a) 10,960 333,513
19,262,560
Software 6 .3%
8x8, Inc.*(a) 27,214 57,694
A10 Networks, Inc. 13,691 248,492
ACI Worldwide, Inc.* 20,452 1,079,252
Adeia, Inc. 21,411 359,705
Agilysys, Inc.*(a) 4,963 522,356
Airship AI Holdings, Inc.*(a) 4,390 22,696
Alarm.com Holdings, Inc.* 9,145 485,417
Alkami Technology, Inc.*(a) 13,151 326,671
Amplitude, Inc., Class A* 17,422 186,764
Appian Corp., Class A* 7,475 228,511
Arteris, Inc.* 5,061 51,116
Asana, Inc., Class A*(a) 16,785 224,248
AudioEye, Inc.* 2,045 28,344

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 145
Common Stocks
Shares Value ($)
Software
AvePoint, Inc.* 25,718 386,027
Bit Digital, Inc.*(a) 61,819 185,457
Bitdeer Technologies Group,
Class A* 17,672 302,014
Blackbaud, Inc.* 7,366 473,707
BlackLine, Inc.* 10,138 538,328
Blend Labs, Inc., Class A*(a) 40,032 146,117
Box, Inc., Class A*(a) 27,266 879,874
Braze, Inc., Class A* 15,404 438,090
C3.ai, Inc., Class A*(a) 23,404 405,825
Cerence, Inc.*(a) 7,864 97,985
Cipher Mining, Inc.*(a) 51,073 643,009
Cleanspark, Inc.*(a) 53,232 771,864
Clear Secure, Inc., Class A 16,138 538,686
Clearwater Analytics Holdings,
Inc., Class A* 47,948 864,023
Commvault Systems, Inc.* 8,636 1,630,304
Consensus Cloud Solutions,
Inc.*(a) 3,803 111,694
Core Scientific, Inc.*(a) 54,946 985,731
CoreCard Corp.* 1,068 28,751
CS Disco, Inc.* 5,673 36,648
Daily Journal Corp.*(a) 254 118,146
Digimarc Corp.*(a) 3,506 34,254
Digital Turbine, Inc.*(a) 21,112 135,117
Domo, Inc., Class B*(a) 6,282 99,507
D-Wave Quantum, Inc.*(a) 59,582 1,472,271
eGain Corp.* 3,411 29,710
EverCommerce, Inc.*(a) 2,563 28,526
Expensify, Inc., Class A* 11,177 20,677
Five9, Inc.*(a) 14,866 359,757
Freshworks, Inc., Class A* 38,724 455,781
Hut 8 Corp.* 18,321 637,754
I3 Verticals, Inc., Class A*(a) 4,587 148,894
Intapp, Inc.* 10,941 447,487
InterDigital, Inc.(a) 5,024 1,734,436
Jamf Holding Corp.* 13,916 148,901
Kaltura, Inc.* 14,288 20,575
Life360, Inc.*(a) 3,181 338,140
LiveRamp Holdings, Inc.* 12,511 339,549
MARA Holdings, Inc.*(a) 71,902 1,312,931
Mercurity Fintech Holding,
Inc.*(a) 6,090 149,692
Meridianlink, Inc.* 6,345 126,456
Mitek Systems, Inc.*(a) 8,718 85,175
N-able, Inc.* 13,723 107,039
NCR Voyix Corp.*(a) 27,387 343,707
NextNav, Inc.*(a) 17,236 246,475
ON24, Inc.*(a) 7,189 41,121
OneSpan, Inc. 6,768 107,543
Ooma, Inc.* 4,320 51,797
Pagaya Technologies Ltd.,
Class A*(a) 8,919 264,805
PagerDuty, Inc.* 16,677 275,504
PAR Technology Corp.*(a) 7,753 306,864
Porch Group, Inc.*(a) 15,479 259,738
Progress Software Corp.* 8,254 362,598
PROS Holdings, Inc.*(a) 8,618 197,438
Q2 Holdings, Inc.*(a) 12,056 872,734
Qualys, Inc.*(a) 7,067 935,176
Rapid7, Inc.* 12,544 235,200
Red Violet, Inc. 2,177 113,748
Common Stocks
Shares Value ($)
Software
ReposiTrak, Inc.(a) 2,049 30,366
Rezolve AI plc*(a) 28,197 140,421
Rimini Street, Inc.* 9,595 44,905
Riot Platforms, Inc.* 67,412 1,282,850
Sapiens International Corp.
NV 6,084 261,612
SEMrush Holdings, Inc., Class
A*(a) 10,106 71,550
Silvaco Group, Inc.*(a) 1,102 5,962
SoundHound AI, Inc., Class
A*(a) 70,561 1,134,621
SoundThinking, Inc.*(a) 2,009 24,229
Sprinklr, Inc., Class A*(a) 20,869 161,109
Sprout Social, Inc., Class A* 9,788 126,461
SPS Commerce, Inc.* 7,336 763,971
Synchronoss Technologies,
Inc.* 1,926 11,710
Telos Corp.*(a) 10,730 73,393
Tenable Holdings, Inc.* 23,433 683,306
Terawulf, Inc.*(a) 54,884 626,775
Varonis Systems, Inc., Class
B* 21,324 1,225,490
Verint Systems, Inc.* 11,889 240,752
Vertex, Inc., Class A*(a) 12,540 310,867
Viant Technology, Inc., Class
A* 2,251 19,426
Weave Communications, Inc.* 11,072 73,961
WM Technology, Inc.* 21,355 24,772
Workiva, Inc., Class A* 9,668 832,221
Xperi, Inc.*(a) 9,020 58,450
Yext, Inc.* 20,037 170,715
Zeta Global Holdings Corp.,
Class A*(a) 36,250 720,287
35,370,805
Specialized REITs 0 .4%
Farmland Partners, Inc.(a) 8,509 92,578
Four Corners Property Trust,
Inc.(a) 19,500 475,800
Gladstone Land Corp.(a) 6,656 60,969
Outfront Media, Inc.(a) 27,526 504,276
PotlatchDeltic Corp. 15,256 621,682
Safehold, Inc. 10,777 166,936
Smartstop Self Storage REIT,
Inc.(a) 6,020 226,593
2,148,834
Specialty Retail 2 .2%
1-800-Flowers.com, Inc.,
Class A*(a) 4,156 19,118
Abercrombie & Fitch Co.,
Class A* 9,115 779,788
Academy Sports & Outdoors,
Inc.(a) 12,807 640,606
Advance Auto Parts, Inc.(a) 11,644 714,942
American Eagle Outfitters, Inc. 31,046 531,197
America's Car-Mart, Inc.*(a) 1,432 41,829
Arhaus, Inc., Class A* 9,370 99,603
Arko Corp.(a) 15,602 71,301
Asbury Automotive Group,
Inc.*(a) 3,797 928,177
BARK, Inc.* 23,596 19,603

146 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
Barnes & Noble Education,
Inc.*(a) 2,741 27,273
Bed Bath & Beyond, Inc.*(a) 11,119 108,855
Boot Barn Holdings, Inc.* 5,919 980,897
Buckle, Inc. (The) 6,154 360,994
Build-A-Bear Workshop, Inc.
(a) 2,335 152,265
Caleres, Inc.(a) 6,234 81,291
Camping World Holdings, Inc.,
Class A 11,417 180,274
Citi Trends, Inc.* 922 28,610
Designer Brands, Inc., Class
A(a) 6,941 24,571
Envela Corp.*(a) 1,719 13,425
EVgo, Inc., Class A*(a) 24,134 114,154
Genesco, Inc.*(a) 1,856 53,805
Group 1 Automotive, Inc. 2,453 1,073,212
Haverty Furniture Cos., Inc.(a) 2,689 58,970
J Jill, Inc. 1,726 29,601
Lands' End, Inc.*(a) 2,516 35,476
MarineMax, Inc.* 3,615 91,568
Monro, Inc.(a) 5,977 107,407
National Vision Holdings,
Inc.*(a) 15,062 439,660
ODP Corp. (The)* 5,193 144,625
OneWater Marine, Inc., Class
A* 2,008 31,807
Petco Health & Wellness Co.,
Inc., Class A*(a) 15,976 61,827
RealReal, Inc. (The)*(a) 18,007 191,414
Revolve Group, Inc., Class A* 7,722 164,479
Sally Beauty Holdings, Inc.* 19,554 318,339
Shoe Carnival, Inc.(a) 3,721 77,360
Signet Jewelers Ltd. 7,743 742,708
Sleep Number Corp.*(a) 3,371 23,664
Sonic Automotive, Inc., Class
A 2,894 220,204
Stitch Fix, Inc., Class A* 20,638 89,775
ThredUp, Inc., Class A* 18,344 173,351
Tile Shop Holdings, Inc.* 5,012 30,323
Torrid Holdings, Inc.* 3,871 6,774
Upbound Group, Inc.(a) 10,025 236,891
Urban Outfitters, Inc.* 11,860 847,160
Victoria's Secret & Co.* 13,497 366,309
Warby Parker, Inc., Class A* 18,991 523,772
Winmark Corp.(a) 554 275,764
Zumiez, Inc.*(a) 2,946 57,771
12,392,789
Technology Hardware, Storage & Peripherals 0 .8%
CompoSecure, Inc., Class
A*(a) 8,402 174,930
Corsair Gaming, Inc.* 9,376 83,634
CPI Card Group, Inc.* 1,316 19,924
Diebold Nixdorf, Inc.* 4,963 283,040
Eastman Kodak Co.*(a) 13,333 85,465
Immersion Corp.(a) 5,735 42,095
IonQ, Inc.*(a) 53,340 3,280,410
Quantum Computing, Inc.*(a) 25,906 476,929
Turtle Beach Corp.* 3,128 49,735
Xerox Holdings Corp.(a) 22,629 85,085
4,581,247
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0 .6%
Capri Holdings Ltd.* 22,486 447,921
Carter's, Inc.(a) 6,821 192,489
Ermenegildo Zegna NV(a) 11,610 109,715
Figs, Inc., Class A* 16,774 112,218
G-III Apparel Group Ltd.*(a) 7,627 202,955
Hanesbrands, Inc.* 68,581 451,949
Kontoor Brands, Inc. 10,594 845,083
Lakeland Industries, Inc.(a) 1,578 23,354
Movado Group, Inc. 3,261 61,861
Oxford Industries, Inc. 2,773 112,417
Rocky Brands, Inc. 1,603 47,753
Steven Madden Ltd.(a) 13,930 466,376
Superior Group of Cos., Inc. 2,204 23,627
Wolverine World Wide, Inc. 15,647 429,354
3,527,072
Tobacco 0 .1%
Ispire Technology, Inc.* 3,811 9,756
Turning Point Brands, Inc. 3,308 327,029
Universal Corp. 4,760 265,941
602,726
Trading Companies & Distributors 1 .1%
Alta Equipment Group, Inc.(a) 4,453 32,240
BlueLinx Holdings, Inc.* 1,571 114,809
Boise Cascade Co. 7,375 570,235
Custom Truck One Source,
Inc.*(a) 11,917 76,507
Distribution Solutions Group,
Inc.*(a) 1,916 57,633
DNOW, Inc.* 20,128 306,952
DXP Enterprises, Inc.* 2,541 302,557
EVI Industries, Inc. 1,027 32,464
GATX Corp.(a) 6,886 1,203,673
Global Industrial Co. 2,638 96,735
Herc Holdings, Inc. 6,302 735,191
Hudson Technologies, Inc.* 7,451 73,988
Karat Packaging, Inc. 1,694 42,706
McGrath RentCorp 4,668 547,556
MRC Global, Inc.* 16,405 236,560
NPK International, Inc.* 15,329 173,371
Rush Enterprises, Inc., Class
A(a) 11,819 631,962
Rush Enterprises, Inc., Class
B 1,688 96,925
Titan Machinery, Inc.* 3,957 66,240
Transcat, Inc.*(a) 1,803 131,980
Willis Lease Finance Corp. 558 76,496
Xometry, Inc., Class A*(a) 8,382 456,568
6,063,348
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.*(a) 3,820 37,703
Water Utilities 0 .3%
American States Water Co. 7,294 534,796
Cadiz, Inc.*(a) 11,477 54,171
California Water Service
Group 11,432 524,615
Consolidated Water Co. Ltd. 2,820 99,490
Global Water Resources, Inc. 1,601 16,490
H2O America 6,036 293,953
Middlesex Water Co. 3,435 185,902
Pure Cycle Corp.*(a) 3,202 35,446

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 147
Common Stocks
Shares Value ($)
Water Utilities
York Water Co. (The) 2,459 74,803
1,819,666
Wireless Telecommunication Services 0 .2%
Gogo, Inc.*(a) 14,914 128,111
Spok Holdings, Inc. 4,000 69,000
Telephone & Data Systems,
Inc. 19,279 756,508
953,619
Total Common Stocks
(cost $383,602,675) 546,065,992
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Chinook Therapeutics, Inc.,
CVR*^∞ 8,695 0
Icosavax, Inc., CVR*^∞ 4,394 0
Inhibrx, Inc., CVR*^∞ 5,486 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 0
0
Life Sciences Tools & Services 0 .0%
†
OmniAb, Inc., expiring
11/3/2022*^∞(a) 1,742 0
Total Rights
(cost $6,480) 0
Warrants 0 .0%
†
Number of
Warrants
Health Care Equipment & Supplies 0 .0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029*^∞(a) 243 814
Total Warrants
(cost $0) 814
Repurchase Agreements 11 .9%
Principal
Amount ($)
Bank of America NA,
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $10,001,167,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 3.50%, maturing
2/25/2044 - 11/1/2051;
total market value
$10,200,000.(b) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
4.19%, dated
9/30/2025, due
10/1/2025, repurchase
price $10,001,164,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
10/31/2026 - 2/15/2055;
total market value
$10,200,001.(b) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$8,290,697, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075;
total market value
$8,455,521.(b) 8,289,726 8,289,726
CF Secured, LLC,
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $20,002,333,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.39%
- 8.50%, maturing
6/30/2027 - 4/20/2072;
total market value
$20,402,380.(b) 20,000,000 20,000,000
MetLife, Inc.,
4.20%, dated
9/30/2025, due
10/1/2025, repurchase
price $10,001,167,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048;
total market value
$10,205,272.(b) 10,000,000 10,000,000

148 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.14%, dated 9/30/2025,
due 10/1/2025,
repurchase price
$8,000,920, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 9.00%, maturing
10/20/2025 - 6/20/2075;
total market value
$8,160,028.(b) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $66,289,726) 66,289,726
Total Investments
(cost $449,967,508) — 109.6% 612,387,207
Liabilities in excess of other assets — (9.6)% (53,496,063)
NET ASSETS — 100.0%
$ 558,891,144
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $162,717,279, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $66,289,726 and by
$100,316,850 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 9/30/2025 -
5/15/2055, a total value of $166,606,576.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$66,289,726.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 49 12/2025 USD 6,015,975 47,078
Net contracts 47,078
Currency:
USD United States Dollar

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 149
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

150 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 30,675 $ – $ – $ 30,675
Common Stocks
Aerospace & Defense 10,821,586 – – 10,821,586
Air Freight & Logistics 533,895 – – 533,895
Automobile Components 7,268,717 – – 7,268,717
Automobiles 231,758 – – 231,758
Banks 54,560,218 – – 54,560,218
Beverages 608,093 – – 608,093
Biotechnology 40,637,080 – – 40,637,080
Broadline Retail 529,654 – – 529,654
Building Products 7,533,153 – – 7,533,153
Capital Markets 9,475,967 – – 9,475,967
Chemicals 8,859,991 – – 8,859,991
Commercial Services & Supplies 8,643,789 – – 8,643,789
Communications Equipment 4,759,009 – – 4,759,009
Construction & Engineering 13,082,547 – – 13,082,547
Construction Materials 1,200,456 – – 1,200,456
Consumer Finance 5,380,165 – – 5,380,165
Consumer Staples Distribution & Retail 2,691,682 – – 2,691,682
Containers & Packaging 1,270,532 – – 1,270,532
Distributors 266,134 – – 266,134
Diversified Consumer Services 7,500,431 – – 7,500,431
Diversified REITs 2,949,022 – – 2,949,022
Diversified Telecommunication Services 2,686,048 – – 2,686,048
Electric Utilities 6,752,390 – – 6,752,390
Electrical Equipment 12,923,565 – – 12,923,565
Electronic Equipment, Instruments &
Components 18,027,821 – – 18,027,821
Energy Equipment & Services 8,825,816 – – 8,825,816
Entertainment 2,763,927 – – 2,763,927
Financial Services 12,994,039 – – 12,994,039
Food Products 4,237,445 – – 4,237,445
Gas Utilities 5,724,218 – – 5,724,218
Ground Transportation 1,675,983 – – 1,675,983
Health Care Equipment & Supplies 13,549,343 – – 13,549,343
Health Care Providers & Services 17,492,089 – – 17,492,089
Health Care REITs 5,362,314 – – 5,362,314
Health Care Technology 2,194,747 – – 2,194,747
Hotel & Resort REITs 3,363,311 – – 3,363,311
Hotels, Restaurants & Leisure 9,812,228 – – 9,812,228
Household Durables 9,856,744 – – 9,856,744
Household Products 1,538,295 – – 1,538,295
Independent Power and Renewable
Electricity Producers 1,277,845 – – 1,277,845
Industrial Conglomerates 154,104 – – 154,104
Industrial REITs 2,238,901 – – 2,238,901
Insurance 10,849,483 – – 10,849,483
Interactive Media & Services 3,486,559 – – 3,486,559
IT Services 3,032,935 – – 3,032,935
Leisure Products 2,557,957 – – 2,557,957
Life Sciences Tools & Services 2,176,047 – – 2,176,047
Machinery 20,929,835 – – 20,929,835
Marine Transportation 993,907 – – 993,907
Media 5,300,250 – – 5,300,250
Metals & Mining 11,392,014 – – 11,392,014
Mortgage Real Estate Investment Trusts
(REITs) 4,739,686 – – 4,739,686
Multi-Utilities 2,292,773 – – 2,292,773
Office REITs 3,636,114 – – 3,636,114
Oil, Gas & Consumable Fuels 17,585,912 – – 17,585,912

NVIT Small Cap Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 151
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 431,454 $ – $ – $ 431,454
Passenger Airlines 2,954,001 – – 2,954,001
Personal Care Products 1,165,812 – – 1,165,812
Pharmaceuticals 11,060,858 – – 11,060,858
Professional Services 10,530,740 – – 10,530,740
Real Estate Management & Development 3,381,914 – – 3,381,914
Residential REITs 2,058,714 – – 2,058,714
Retail REITs 6,493,608 – – 6,493,608
Semiconductors & Semiconductor
Equipment 19,262,559 – – 19,262,559
Software 35,370,804 – – 35,370,804
Specialized REITs 2,148,834 – – 2,148,834
Specialty Retail 12,392,789 – – 12,392,789
Technology Hardware, Storage &
Peripherals 4,581,247 – – 4,581,247
Textiles, Apparel & Luxury Goods 3,527,072 – – 3,527,072
Tobacco 602,726 – – 602,726
Trading Companies & Distributors 6,063,348 – – 6,063,348
Transportation Infrastructure 37,703 – – 37,703
Water Utilities 1,819,666 – – 1,819,666
Wireless Telecommunication Services 953,619 – – 953,619
Total Common Stocks $ 546,065,992 $ – $ – $ 546,065,992
Futures Contracts 47,078 – – 47,078
Repurchase Agreements – 66,289,726 – 66,289,726
Rights – – – –
Warrants – – 814 814
Total $ 546,143,745 $ 66,289,726 $ 814 $ 612,434,285
As of September 30, 2025, the Fund held six rights investments that were categorized as Level 3 investments which were each valued at $0.
Rights Warrants Total
Balance as of 12/31/2024 $ — $ 1,558 $ 1,558
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) 17,390 2 17,392
Purchases — — —
Sales (17,390) (2) (17,392)
Change in Unrealized Appreciation/Depreciation — (744) (744)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 9/30/2025 $ — $ 814 $ 814
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2025 $ — $ 35 $ 35

152 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Small Cap Index Fund
to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 47,078
Total $ 47,078
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT NASDAQ-100 Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 153
Common Stocks 98.5%
Shares Value ($)
Aerospace & Defense 0.3%
Axon Enterprise, Inc.* 248 177,975
Automobiles 3.5%
Tesla, Inc.* 4,649 2,067,503
Beverages 1.8%
Coca-Cola Europacific
Partners plc 1,438 130,009
Keurig Dr Pepper, Inc. 4,276 109,081
Monster Beverage Corp.* 3,067 206,440
PepsiCo, Inc. 4,296 603,330
1,048,860
Biotechnology 2.5%
Amgen, Inc. 1,689 476,636
Biogen, Inc.* 460 64,437
Gilead Sciences, Inc. 3,894 432,234
Regeneron Pharmaceuticals,
Inc. 326 183,300
Vertex Pharmaceuticals, Inc.* 805 315,270
1,471,877
Broadline Retail 6.1%
Amazon.com, Inc.* 13,603 2,986,811
MercadoLibre , Inc.* 159 371,574
PDD Holdings, Inc., ADR-CN* 2,096 277,028
3,635,413
Chemicals 1.2%
Linde plc 1,471 698,725
Commercial Services & Supplies 0.7%
Cintas Corp. 1,265 259,654
Copart, Inc.* 3,034 136,439
396,093
Communications Equipment 1.4%
Cisco Systems, Inc. 12,427 850,255
Consumer Staples Distribution & Retail 2.2%
Costco Wholesale Corp. 1,392 1,288,477
Electric Utilities 1.4%
American Electric Power Co.,
Inc. 1,681 189,112
Constellation Energy Corp. 980 322,489
Exelon Corp. 3,159 142,187
Xcel Energy, Inc. 1,856 149,686
803,474
Electronic Equipment, Instruments & Components 0.1%
CDW Corp. 411 65,464
Energy Equipment & Services 0.3%
Baker Hughes Co., Class A 3,077 149,911
Entertainment 3.5%
Electronic Arts, Inc. 785 158,335
Netflix, Inc.* 1,333 1,598,160
Take-Two Interactive Software,
Inc.* 577 149,074
Warner Bros Discovery, Inc.* 7,725 150,869
2,056,438
Financial Services 0.3%
PayPal Holdings, Inc.* 3,000 201,180
Food Products 0.6%
Kraft Heinz Co. (The) 3,741 97,416
Common Stocks
Shares Value ($)
Food Products
Mondelez International, Inc.,
Class A 4,060 253,628
351,044
Ground Transportation 0.5%
CSX Corp. 5,856 207,947
Old Dominion Freight Line, Inc. 654 92,070
300,017
Health Care Equipment & Supplies 1.4%
Dexcom, Inc.* 1,222 82,228
GE HealthCare Technologies,
Inc. 1,441 108,219
IDEXX Laboratories, Inc.* 250 159,723
Intuitive Surgical, Inc.* 1,125 503,134
853,304
Hotels, Restaurants & Leisure 2.7%
Airbnb, Inc., Class A* 1,338 162,460
Booking Holdings, Inc. 102 550,726
DoorDash , Inc., Class A* 1,263 343,523
Marriott International, Inc.,
Class A 852 221,895
Starbucks Corp. 3,567 301,768
1,580,372
Industrial Conglomerates 0.7%
Honeywell International, Inc. 1,992 419,316
Interactive Media & Services 9.3%
Alphabet, Inc., Class A 7,420 1,803,802
Alphabet, Inc., Class C 6,926 1,686,827
Meta Platforms, Inc., Class A 2,767 2,032,030
5,522,659
IT Services 1.1%
Cognizant Technology
Solutions Corp., Class A 1,542 103,422
Shopify, Inc., Class A* 3,830 569,176
672,598
Machinery 0.3%
PACCAR, Inc. 1,639 161,147
Media 0.9%
Charter Communications, Inc.,
Class A* 430 118,295
Comcast Corp., Class A 11,557 363,121
Trade Desk, Inc. (The), Class
A* 1,396 68,418
549,834
Oil, Gas & Consumable Fuels 0.2%
Diamondback Energy, Inc. 908 129,935
Pharmaceuticals 0.2%
AstraZeneca plc, ADR-UK 1,838 141,011
Professional Services 1.4%
Automatic Data Processing,
Inc. 1,271 373,039
Paychex, Inc. 1,124 142,478
Thomson Reuters Corp. 1,415 219,792
Verisk Analytics, Inc., Class A 442 111,167
846,476
Real Estate Management & Development 0.2%
CoStar Group, Inc.* 1,334 112,550

154 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT NASDAQ-100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 25.0%
Advanced Micro Devices, Inc.* 5,093 823,997
Analog Devices, Inc. 1,544 379,361
Applied Materials, Inc. 2,500 511,850
ARM Holdings plc, ADR* 429 60,699
ASML Holding NV
(Registered), ADR-NL 264 255,576
Broadcom, Inc. 9,922 3,273,367
GLOBALFOUNDRIES, Inc.* 1,742 62,433
Intel Corp.* 13,735 460,809
KLA Corp. 414 446,540
Lam Research Corp. 3,972 531,851
Marvell Technology, Inc. 2,705 227,409
Microchip Technology, Inc. 1,701 109,238
Micron Technology, Inc. 3,512 587,628
NVIDIA Corp. 30,995 5,783,047
NXP Semiconductors NV 794 180,818
ON Semiconductor Corp.* 1,282 63,215
QUALCOMM, Inc. 3,386 563,295
Texas Instruments, Inc. 2,853 524,182
14,845,315
Software 18.1%
Adobe, Inc.* 1,331 469,510
AppLovin Corp., Class A* 965 693,391
Atlassian Corp., Class A* 518 82,725
Autodesk, Inc.* 672 213,474
Cadence Design Systems,
Inc.* 855 300,327
Crowdstrike Holdings, Inc.,
Class A* 788 386,419
Datadog, Inc., Class A* 1,014 144,394
Fortinet, Inc.* 2,407 202,381
Intuit, Inc. 875 597,546
Microsoft Corp. 9,481 4,910,684
Palantir Technologies, Inc.,
Class A* 7,137 1,301,931
Palo Alto Networks, Inc.* 2,099 427,398
Roper Technologies, Inc. 340 169,555
Strategy, Inc., Class A* 828 266,790
Synopsys, Inc.* 581 286,660
Workday, Inc., Class A* 678 163,215
Zscaler, Inc.* 489 146,534
10,762,934
Specialty Retail 0.7%
O'Reilly Automotive, Inc.* 2,663 287,098
Ross Stores, Inc. 1,021 155,590
442,688
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc. 18,929 4,819,891
Textiles, Apparel & Luxury Goods 0.1%
Lululemon Athletica, Inc.* 364 64,767
Trading Companies & Distributors 0.3%
Fastenal Co. 3,612 177,132
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc. 3,532 845,490
Total Investments
(cost $54,016,479) — 98.5% 58,510,125
Other assets in excess of liabilities — 1.5% 885,609
NET ASSETS — 100.0%
$ 59,395,734
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
NL Netherlands
UK United Kingdom

NVIT NASDAQ-100 Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 155
Futures contracts outstanding as of September 30, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 Micro E-Mini Index 3 12/2025 USD 149,410 2,689
S&P 500 Micro E-Mini Index 1 12/2025 USD 33,694 144
Net contracts 2,833
Currency:
USD United States Dollar

156 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT NASDAQ-100 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT NASDAQ-100 Index Fund - September 30, 2025 (Unaudited) - Statement of Investments - 157
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 58,510,125 $ – $ – $ 58,510,125
Futures Contracts 2,833 – – 2,833
Total $ 58,512,958 $ – $ – $ 58,512,958
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 2,833
Total $ 2,833
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT International Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 1
Common Stocks 98.9%
Shares Value ($)
AUSTRALIA 3.4%
Commercial Services & Supplies 0.8%
Brambles Ltd. 78,605 1,296,154
Interactive Media & Services 0.3%
REA Group Ltd. (a) 3,072 470,964
Metals & Mining 1.4%
Alkane Resources Ltd. * 256,224 194,638
Catalyst Metals Ltd. * 125,918 661,550
Northern Star Resources Ltd. 74,678 1,177,755
Ramelius Resources Ltd. 122,471 316,172
2,350,115
Passenger Airlines 0.9%
Qantas Airways Ltd. 195,476 1,417,400
5,534,633
BELGIUM 0.1%
Diversified Telecommunication Services 0.1%
Proximus SADP 27,454 239,897
BRAZIL 1.3%
Banks 0.2%
Banco Bradesco SA (Preference) 110,800 368,275
Oil, Gas & Consumable Fuels 0.7%
Karoon Energy Ltd. (a) 147,164 160,726
Petroleo Brasileiro SA (Preference) 151,600 896,113
1,056,839
Water Utilities 0.4%
Cia De Sanena Do Parana 89,300 621,648
2,046,762
CANADA 7.9%
Automobile Components 1.2%
Magna International, Inc. (a) 41,425 1,962,754
Broadline Retail 0.7%
Dollarama, Inc. 8,472 1,117,303
Consumer Staples Distribution & Retail 1.4%
Empire Co. Ltd., Class A 12,442 446,560
Loblaw Cos. Ltd. 49,086 1,898,613
2,345,173
Electronic Equipment, Instruments & Components 0.2%
Celestica, Inc. *(a) 1,431 352,141
Insurance 0.9%
Fairfax Financial Holdings Ltd. 717 1,254,402
iA Financial Corp., Inc. (a) 1,510 171,680
1,426,082
IT Services 0.4%
CGI, Inc. (a) 1,619 144,206
Shopify, Inc., Class A * 3,207 476,453
620,659
Metals & Mining 1.9%
Agnico Eagle Mines Ltd. 3,128 526,840
Barrick Mining Corp. 31,898 1,047,681
Hudbay Minerals, Inc. 24,224 366,920
Kinross Gold Corp. 27,083 672,161
Lundin Gold, Inc. (a) 5,929 384,147
Torex Gold Resources, Inc. *(a) 4,689 194,878
3,192,627
Oil, Gas & Consumable Fuels 1.2%
Cameco Corp. (a) 2,328 195,380
Canadian Natural Resources Ltd. 25,062 801,365
Common Stocks
Shares Value ($)
CANADA
Oil, Gas & Consumable Fuels
Suncor Energy, Inc. 21,893 916,180
1,912,925
12,929,664
CHINA 9.8%
Automobiles 0.2%
BYD Co. Ltd., Class H 18,498 262,335
Banks 1.0%
Bank of China Ltd., Class H 617,000 338,103
BOC Hong Kong Holdings Ltd. 38,500 180,989
China Construction Bank Corp.,
Class H 205,000 197,282
China Merchants Bank Co. Ltd.,
Class H 39,500 237,635
Chongqing Rural Commercial
Bank Co. Ltd., Class H 630,000 486,387
Postal Savings Bank of China Co.
Ltd., Class H Reg. S (b) 254,000 178,051
1,618,447
Broadline Retail 2.1%
Alibaba Group Holding Ltd. 93,000 2,084,666
Alibaba Group Holding Ltd., ADR
(a) 2,667 476,673
JD.com, Inc., Class A 28,907 505,215
PDD Holdings, Inc., ADR * 2,216 292,889
3,359,443
Consumer Finance 0.1%
Qfin Holdings, Inc., Class A, ADR
(a) 5,832 167,845
Diversified Telecommunication Services 0.2%
China Tower Corp. Ltd., Class H
Reg. S (b) 190,000 280,503
Entertainment 0.9%
NetEase, Inc. 41,700 1,267,837
Tencent Music Entertainment
Group, ADR 9,477 221,193
1,489,030
Food Products 0.3%
Uni-President China Holdings Ltd. 425,000 449,551
Hotels, Restaurants & Leisure 0.4%
Meituan, Class B Reg. S *(b) 43,400 580,733
Household Durables 0.6%
Midea Group Co. Ltd., Class H 90,700 957,507
Insurance 1.1%
China Life Insurance Co. Ltd.,
Class H 115,000 327,701
China Pacific Insurance Group Co.
Ltd., Class H 44,200 175,701
People's Insurance Co. Group of
China Ltd. (The), Class H 239,000 208,893
Ping An Insurance Group Co. of
China Ltd., Class H 164,000 1,116,002
1,828,297
Interactive Media & Services 2.1%
Kuaishou Technology Reg. S (b) 57,700 628,271
Tencent Holdings Ltd. 34,800 2,964,814
3,593,085
Oil, Gas & Consumable Fuels 0.1%
PetroChina Co. Ltd., Class H 208,000 189,256

2 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Professional Services 0.2%
Kanzhun Ltd., ADR * 15,573 363,785
Specialty Retail 0.2%
Pop Mart International Group Ltd.
Reg. S (b) 9,400 321,434
Technology Hardware, Storage & Peripherals 0.3%
Xiaomi Corp., Class B Reg. S *(b) 62,400 434,483
15,895,734
DENMARK 0.7%
Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B 19,463 1,074,274
FRANCE 6.9%
Aerospace & Defense 0.2%
Thales SA 1,267 397,050
Banks 2.9%
BNP Paribas SA 36,932 3,366,652
Societe Generale SA 17,645 1,173,663
4,540,315
Construction & Engineering 1.4%
Vinci SA 14,780 2,057,947
Consumer Staples Distribution & Retail 0.5%
Carrefour SA 58,237 881,793
Diversified REITs 0.1%
Covivio SA 3,163 213,330
Energy Equipment & Services 0.1%
Technip Energies NV 5,179 243,791
Oil, Gas & Consumable Fuels 1.0%
Gaztransport Et Technigaz SA 1,475 272,772
TotalEnergies SE 22,236 1,356,862
1,629,634
Passenger Airlines 0.1%
Air France-KLM * 14,422 195,512
Personal Care Products 0.6%
L'Oreal SA 2,330 1,009,595
11,168,967
GERMANY 5.1%
Aerospace & Defense 0.5%
Rheinmetall AG 328 763,538
Automobiles 0.4%
Mercedes-Benz Group AG 4,486 281,868
Volkswagen AG (Preference) 3,241 350,533
632,401
Capital Markets 1.3%
Deutsche Bank AG (Registered) 61,773 2,172,644
Electrical Equipment 0.2%
Siemens Energy AG * 2,366 276,651
Hotels, Restaurants & Leisure 0.5%
TUI AG * 81,925 746,255
Insurance 0.2%
Allianz SE (Registered) 900 378,308
IT Services 0.4%
IONOS Group SE * 11,547 539,107
Nagarro SE (a) 2,361 144,110
683,217
Common Stocks
Shares Value ($)
GERMANY
Machinery 1.4%
GEA Group AG 26,727 1,974,501
Traton SE (a) 7,052 226,227
2,200,728
Oil, Gas & Consumable Fuels 0.1%
Friedrich Vorwerk Group SE 2,477 238,225
Real Estate Management & Development 0.1%
TAG Immobilien AG 9,541 164,955
8,256,922
GREECE 0.4%
Banks 0.4%
Alpha Bank SA 114,690 489,026
National Bank of Greece SA 14,829 215,989
705,015
HONG KONG 1.9%
Food Products 1.3%
WH Group Ltd. Reg. S (b) 1,918,500 2,085,263
Insurance 0.6%
AIA Group Ltd. 21,800 208,958
Prudential plc 54,883 772,563
981,521
3,066,784
HUNGARY 0.2%
Banks 0.2%
OTP Bank Nyrt. 3,679 318,631
INDIA 4.5%
Aerospace & Defense 0.2%
Hindustan Aeronautics Ltd. Reg. S 6,174 330,099
Automobiles 0.1%
Tata Motors Ltd. 23,071 176,789
Banks 1.1%
Canara Bank 375,140 522,772
HDFC Bank Ltd. 21,744 232,964
State Bank of India 89,830 882,784
Union Bank of India Ltd. 210,828 328,964
1,967,484
Capital Markets 0.2%
BSE Ltd. 11,262 258,864
Diversified Telecommunication Services 0.4%
Indus Towers Ltd. * 148,674 574,311
Financial Services 0.3%
LIC Housing Finance Ltd. 36,853 234,580
Power Finance Corp. Ltd. 42,002 194,110
428,690
Insurance 0.3%
Life Insurance Corp. of India 41,486 420,709
IT Services 1.0%
HCL Technologies Ltd. 61,859 965,254
Infosys Ltd. 45,232 734,842
1,700,096
Metals & Mining 0.3%
Vedanta Ltd. 92,725 486,579
Oil, Gas & Consumable Fuels 0.1%
Reliance Industries Ltd. 10,631 163,348
Pharmaceuticals 0.3%
Sun Pharmaceutical Industries Ltd. 25,234 453,608

NVIT International Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
INDIA
Real Estate Management & Development 0.1%
Oberoi Realty Ltd. 8,666 154,412
Semiconductors & Semiconductor Equipment 0.1%
WAAREE Energies Ltd. * 4,330 162,352
7,277,341
INDONESIA 0.3%
Food Products 0.3%
Indofood Sukses Makmur Tbk. PT 455,800 197,674
Japfa Comfeed Indonesia Tbk. PT 2,691,500 316,948
514,622
IRELAND 0.4%
Banks 0.2%
AIB Group plc 37,420 339,595
Trading Companies & Distributors 0.2%
AerCap Holdings NV 2,324 281,204
620,799
ISRAEL 0.8%
IT Services 0.3%
Wix.com Ltd. *(a) 2,745 487,594
Oil, Gas & Consumable Fuels 0.2%
Energean plc 23,077 257,272
Software 0.3%
Nice Ltd., ADR *(a) 3,448 499,202
1,244,068
ITALY 3.3%
Aerospace & Defense 0.7%
Leonardo SpA 18,285 1,161,532
Automobiles 0.8%
Ferrari NV 2,551 1,235,071
Banks 1.1%
Intesa Sanpaolo SpA 111,550 737,693
UniCredit SpA 14,618 1,109,853
1,847,546
Diversified Telecommunication Services 0.2%
Telecom Italia SpA * 540,459 282,876
Financial Services 0.3%
Nexi SpA Reg. S (a)(b) 79,070 447,519
Leisure Products 0.2%
Technogym SpA Reg. S (b) 19,731 334,738
5,309,282
JAPAN 13.1%
Automobile Components 1.2%
Denso Corp. 125,700 1,810,155
Sumitomo Electric Industries Ltd. 7,400 210,240
2,020,395
Automobiles 0.3%
Suzuki Motor Corp. 16,000 233,228
Toyota Motor Corp. 17,400 332,995
566,223
Banks 1.8%
Hachijuni Bank Ltd. (The) (a) 31,400 327,402
Hyakugo Bank Ltd. (The) (a) 23,100 143,231
Mizuho Financial Group, Inc. 45,900 1,536,270
Sumitomo Mitsui Financial Group,
Inc. 29,800 834,205
2,841,108
Common Stocks
Shares Value ($)
JAPAN
Chemicals 1.3%
Asahi Kasei Corp. 233,500 1,835,950
Nissan Chemical Corp. (a) 9,500 344,325
2,180,275
Construction & Engineering 0.1%
Chiyoda Corp. * 72,500 192,322
Consumer Finance 0.2%
Credit Saison Co. Ltd. 9,800 261,162
Diversified Telecommunication Services 0.5%
NTT, Inc. 816,400 853,698
Electrical Equipment 1.3%
Mitsubishi Electric Corp. 83,700 2,178,999
Financial Services 0.3%
ORIX Corp. 16,000 417,815
Ground Transportation 0.4%
Central Japan Railway Co. 10,800 310,044
East Japan Railway Co. 11,200 274,451
584,495
Health Care Equipment & Supplies 0.1%
Terumo Corp. 12,000 198,045
Household Durables 0.4%
Sony Group Corp. 24,400 700,163
Insurance 2.5%
Dai-ichi Life Holdings, Inc. 21,000 165,204
Japan Post Holdings Co. Ltd. 203,600 2,021,304
MS&AD Insurance Group
Holdings, Inc. 41,700 946,035
Sompo Holdings, Inc. 13,300 410,767
Sony Financial Group, Inc. * 24,400 27,059
T&D Holdings, Inc. 15,000 366,590
3,936,959
Machinery 0.3%
FANUC Corp. 9,500 270,702
Glory Ltd. 11,700 289,470
560,172
Passenger Airlines 0.4%
Japan Airlines Co. Ltd. 32,000 646,308
Pharmaceuticals 0.3%
Chugai Pharmaceutical Co. Ltd. 9,600 424,658
Real Estate Management & Development 0.3%
Mitsui Fudosan Co. Ltd. 31,700 346,297
Tokyu Fudosan Holdings Corp. 20,900 173,202
519,499
Semiconductors & Semiconductor Equipment 0.9%
Advantest Corp. 2,400 239,953
Tokyo Electron Ltd. 7,100 1,280,130
1,520,083
Wireless Telecommunication Services 0.5%
KDDI Corp. 34,800 557,619
SoftBank Corp. 153,000 225,036
782,655
21,385,034
MALAYSIA 0.4%
Consumer Staples Distribution & Retail 0.1%
99 Speed Mart Retail Holdings
Bhd. 313,500 204,141

4 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
MALAYSIA
Electric Utilities 0.3%
Tenaga Nasional Bhd. 134,200 421,681
625,822
MEXICO 0.2%
Construction Materials 0.2%
Cemex SAB de CV, ADR 28,081 252,448
NETHERLANDS 3.1%
Consumer Staples Distribution & Retail 0.4%
Koninklijke Ahold Delhaize NV 17,486 707,415
Financial Services 0.7%
EXOR NV 11,550 1,134,034
Professional Services 0.8%
Wolters Kluwer NV (a) 9,117 1,244,540
Semiconductors & Semiconductor Equipment 1.2%
ASML Holding NV 2,065 2,013,297
5,099,286
NEW ZEALAND 0.2%
Software 0.2%
Xero Ltd. * 3,151 329,344
PHILIPPINES 0.4%
Transportation Infrastructure 0.4%
International Container Terminal
Services, Inc. 72,640 588,501
POLAND 0.4%
Electric Utilities 0.4%
PGE Polska Grupa Energetyczna
SA * 169,298 500,372
Tauron Polska Energia SA * 87,100 218,156
718,528
PORTUGAL 0.4%
Electric Utilities 0.4%
EDP SA 149,440 709,818
SAUDI ARABIA 0.6%
Electrical Equipment 0.3%
Electrical Industries Co. 168,112 490,941
Wireless Telecommunication Services 0.3%
Etihad Etisalat Co. 24,735 446,883
937,824
SINGAPORE 1.2%
Banks 0.4%
United Overseas Bank Ltd. 23,300 625,067
Broadline Retail 0.3%
Sea Ltd., ADR * 2,587 462,375
Capital Markets 0.3%
Singapore Exchange Ltd. 36,800 472,099
Real Estate Management & Development 0.2%
UOL Group Ltd. 60,700 367,479
1,927,020
SOUTH AFRICA 1.0%
Metals & Mining 1.0%
Gold Fields Ltd., ADR 17,627 739,629
Harmony Gold Mining Co. Ltd.,
ADR 52,517 953,183
1,692,812
Common Stocks
Shares Value ($)
SOUTH KOREA 3.7%
Banks 0.7%
Hana Financial Group, Inc. 15,157 946,868
KB Financial Group, Inc. 2,452 202,505
1,149,373
Electric Utilities 0.6%
Korea Electric Power Corp. 37,214 959,530
Financial Services 0.2%
Meritz Financial Group, Inc. 3,549 286,824
Semiconductors & Semiconductor Equipment 0.9%
SK Hynix, Inc. 5,689 1,422,437
Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd. 35,548 2,136,661
5,954,825
SPAIN 1.6%
Banks 1.3%
Banco Bilbao Vizcaya Argentaria
SA 44,086 848,148
Banco Santander SA 129,538 1,353,839
2,201,987
Electric Utilities 0.3%
Acciona SA 2,346 473,135
2,675,122
SWEDEN 1.3%
Aerospace & Defense 0.4%
Saab AB, Class B (a) 11,522 701,848
Commercial Services & Supplies 0.1%
Loomis AB, Class B 5,570 238,274
Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson,
ADR (a) 21,334 176,432
Construction & Engineering 0.2%
Skanska AB, Class B 9,882 257,498
Electronic Equipment, Instruments & Components 0.1%
Intellego Technologies AB *(a) 8,242 131,141
Hotels, Restaurants & Leisure 0.1%
Betsson AB, Class B 12,285 202,723
Metals & Mining 0.3%
Boliden AB * 11,081 452,252
2,160,168
SWITZERLAND 2.5%
Building Products 0.5%
Belimo Holding AG (Registered) 837 881,258
Capital Markets 0.3%
UBS Group AG (Registered) 10,155 417,458
Electrical Equipment 1.5%
ABB Ltd. (Registered) 33,781 2,434,723
Real Estate Management & Development 0.2%
International Workplace Group plc 125,005 375,480
4,108,919
TAIWAN 6.0%
Communications Equipment 0.2%
Accton Technology Corp. 8,000 276,974

NVIT International Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
TAIWAN
Electrical Equipment 0.1%
CyberPower Systems, Inc. 29,000 199,485
Electronic Equipment, Instruments & Components 1.8%
Chunghwa Precision Test Tech Co.
Ltd. 6,000 376,617
Delta Electronics, Inc. 90,000 2,522,846
2,899,463
Semiconductors & Semiconductor Equipment 3.8%
MediaTek, Inc. 41,000 1,777,256
Realtek Semiconductor Corp. 16,000 289,309
Taiwan Semiconductor
Manufacturing Co. Ltd. 96,000 4,176,417
6,242,982
Technology Hardware, Storage & Peripherals 0.1%
Asia Vital Components Co. Ltd. 7,000 227,208
9,846,112
THAILAND 0.6%
Electronic Equipment, Instruments & Components 0.2%
Delta Electronics Thailand PCL 69,700 341,216
Food Products 0.1%
Charoen Pokphand Foods PCL 264,700 182,217
Oil, Gas & Consumable Fuels 0.3%
PTT Exploration & Production PCL 110,900 393,566
916,999
UNITED ARAB EMIRATES 0.7%
Energy Equipment & Services 0.2%
ADNOC Drilling Co. PJSC 177,892 272,708
Oil, Gas & Consumable Fuels 0.2%
Adnoc Gas plc 321,696 310,377
Real Estate Management & Development 0.3%
Emaar Properties PJSC 169,462 602,373
1,185,458
UNITED KINGDOM 8.5%
Aerospace & Defense 0.8%
Rolls-Royce Holdings plc 82,610 1,322,570
Banks 3.4%
Barclays plc 182,189 934,229
HSBC Holdings plc 69,782 984,957
NatWest Group plc 252,899 1,775,120
Standard Chartered plc 95,761 1,855,801
5,550,107
Broadline Retail 0.2%
Next plc 1,614 268,854
Consumer Staples Distribution & Retail 0.2%
J Sainsbury plc 60,793 273,619
Independent Power and Renewable Electricity Producers 0.2%
Drax Group plc 27,554 259,034
Interactive Media & Services 0.1%
Rightmove plc 23,378 222,972
Leisure Products 0.4%
Games Workshop Group plc 3,738 731,118
Marine Transportation 0.2%
Global Ship Lease, Inc., Class A
(a) 9,858 302,641
Common Stocks
Shares Value ($)
UNITED KINGDOM
Passenger Airlines 0.6%
International Consolidated Airlines
Group SA 189,563 994,238
Pharmaceuticals 1.6%
AstraZeneca plc, ADR 33,330 2,557,078
Specialty Retail 0.3%
Dunelm Group plc 31,396 474,698
Tobacco 0.2%
Imperial Brands plc 8,189 347,866
Wireless Telecommunication Services 0.3%
Vodafone Group plc 484,312 561,607
13,866,402
UNITED STATES 6.0%
Construction Materials 0.1%
Titan SA 5,910 241,208
Entertainment 0.1%
Spotify Technology SA * 344 240,112
Financial Services 0.1%
Paysafe Ltd. *(a) 17,509 226,216
Food Products 0.5%
JBS NV, Class A * 13,312 198,748
Nestle SA (Registered) 5,699 523,500
722,248
Pharmaceuticals 5.2%
GSK plc 130,651 2,809,042
Novartis AG (Registered) 33,718 4,335,815
Roche Holding AG 3,679 1,210,874
8,355,731
9,785,515
Total Common Stocks
(cost $121,192,212) 160,969,352
Warrants 0.0%
†
Number of
Warrants
CANADA 0.0%
†
Software 0.0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$0.00 on 03/31/40*^∞ 723 0
Total Warrants
(cost $0) 0
Repurchase Agreements 1.0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025, due
10/1/2025, repurchase price
$651,329, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075; total
market value $664,278.(c) 651,253 651,253

6 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Equity Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.20%, dated
9/30/2025, due 10/1/2025,
repurchase price $1,000,117,
collateralized by U.S.
Government Treasury
Securities, ranging from
2.63% - 5.50%, maturing
1/31/2026 - 8/15/2048; total
market value $1,020,527.(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,651,253) 1,651,253
Total Investments
(cost $122,843,465) — 99.9% 162,620,605
Other assets in excess of liabilities — 0.1% 157,099
NET ASSETS — 100.0%
$162,777,704
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $6,726,951, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,651,253 and by
$5,435,030 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.25%, and maturity dates ranging from 10/9/2025 -
5/15/2055, a total value of $7,086,283.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2025 was $5,290,995 which represents 3.25% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was
$1,651,253.
ADR American Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

NVIT International Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

8 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT International Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 4,676,638 $ – $ 4,676,638
Automobile Components 1,962,754 2,020,395 – 3,983,149
Automobiles – 2,872,820 – 2,872,820
Banks 368,275 23,704,677 – 24,072,952
Broadline Retail 2,349,240 2,858,735 – 5,207,975
Building Products – 881,258 – 881,258
Capital Markets – 3,321,065 – 3,321,065
Chemicals – 2,180,275 – 2,180,275
Commercial Services & Supplies – 1,534,427 – 1,534,427
Communications Equipment 176,432 276,974 – 453,406
Construction & Engineering – 2,507,766 – 2,507,766
Construction Materials 252,449 241,208 – 493,657
Consumer Finance 167,845 261,162 – 429,007
Consumer Staples Distribution & Retail 2,345,173 2,066,968 – 4,412,141
Diversified REITs – 213,330 – 213,330
Diversified Telecommunication Services – 2,231,285 – 2,231,285
Electric Utilities – 3,282,692 – 3,282,692
Electrical Equipment – 5,580,798 – 5,580,798
Electronic Equipment, Instruments &
Components 352,141 3,371,819 – 3,723,960
Energy Equipment & Services – 516,498 – 516,498
Entertainment 461,305 1,267,837 – 1,729,142
Financial Services 226,216 2,714,883 – 2,941,099
Food Products 198,748 3,755,153 – 3,953,901
Ground Transportation – 584,495 – 584,495
Health Care Equipment & Supplies – 198,045 – 198,045
Hotels, Restaurants & Leisure – 1,529,710 – 1,529,710
Household Durables – 1,657,670 – 1,657,670
Independent Power and Renewable
Electricity Producers – 259,034 – 259,034
Insurance 1,453,141 7,518,735 – 8,971,876
Interactive Media & Services – 4,287,021 – 4,287,021
IT Services 1,108,253 2,383,312 – 3,491,565
Leisure Products – 1,065,856 – 1,065,856
Machinery – 2,760,900 – 2,760,900
Marine Transportation 302,641 – – 302,641
Metals & Mining 4,885,440 3,288,946 – 8,174,386
Oil, Gas & Consumable Fuels 3,202,604 2,948,838 – 6,151,442
Passenger Airlines – 3,253,459 – 3,253,459
Personal Care Products – 1,009,595 – 1,009,595
Pharmaceuticals 2,557,078 10,308,272 – 12,865,350
Professional Services 363,785 1,244,540 – 1,608,325
Real Estate Management & Development – 2,184,198 – 2,184,198
Semiconductors & Semiconductor
Equipment – 11,361,150 – 11,361,150
Software 499,201 329,344 – 828,545
Specialty Retail – 796,131 – 796,131
Technology Hardware, Storage &
Peripherals – 2,798,353 – 2,798,353
Tobacco – 347,866 – 347,866
Trading Companies & Distributors 281,204 – – 281,204
Transportation Infrastructure – 588,501 – 588,501
Water Utilities 621,648 – – 621,648
Wireless Telecommunication Services – 1,791,145 – 1,791,145
Total Common Stocks $ 24,135,573 $ 136,833,779 $ – $ 160,969,352
Repurchase Agreements – 1,651,253 – 1,651,253
Warrants – – – –
Total $ 24,135,573 $ 138,485,032 $ – $ 162,620,605

NVIT International Equity Fund - September 30, 2025 (Unaudited) - Statement of Investments - 9
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
As of September 30, 2025, the Fund held one warrant investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT NS Partners International Focused Growth Fund
Common Stocks 98 .7%
Shares Value ($)
AUSTRALIA 5 .1%
Capital Markets 1 .6%
Macquarie Group Ltd. 21,185 3,081,200
Industrial REITs 2 .0%
Goodman Group 177,392 3,862,340
Interactive Media & Services 1 .5%
CAR Group Ltd. 119,132 2,905,228
9,848,768
BELGIUM 3 .0%
Banks 3 .0%
KBC Group NV 48,051 5,759,325
DENMARK 1 .3%
Pharmaceuticals 1 .3%
Novo Nordisk A/S, Class B 44,526 2,457,644
FAROE ISLANDS 0 .6%
Food Products 0 .6%
Bakkafrost P/F 27,442 1,258,552
FRANCE 11 .0%
Aerospace & Defense 4 .8%
Safran SA 15,345 5,434,286
Thales SA 12,239 3,835,433
9,269,719
Food Products 1 .5%
Danone SA 33,098 2,883,641
Personal Care Products 1 .9%
L'Oreal SA 8,382 3,631,941
Textiles, Apparel & Luxury Goods 2 .8%
Hermes International SCA 2,252 5,522,862
21,308,163
GERMANY 17 .2%
Banks 1 .6%
Commerzbank AG 84,655 3,188,602
Construction Materials 2 .0%
Heidelberg Materials AG 17,669 3,977,808
Industrial Conglomerates 2 .4%
Siemens AG (Registered) 17,276 4,661,376
Insurance 2 .8%
Hannover Rueck SE 18,145 5,472,425
Software 6 .5%
Nemetschek SE 26,796 3,487,030
SAP SE 34,310 9,198,220
12,685,250
Textiles, Apparel & Luxury Goods 1 .9%
adidas AG 17,069 3,600,216
33,585,677
HONG KONG 3 .7%
Insurance 2 .3%
AIA Group Ltd. 462,400 4,432,214
Machinery 1 .4%
Techtronic Industries Co. Ltd. 207,500 2,662,081
7,094,295
IRELAND 1 .1%
Building Products 1 .1%
Kingspan Group plc 26,252 2,210,251
Common Stocks
Shares Value ($)
JAPAN 17 .0%
Banks 1 .2%
Rakuten Bank Ltd. * 40,700 2,268,791
Chemicals 1 .7%
Shin-Etsu Chemical Co. Ltd. 98,400 3,219,908
Electronic Equipment, Instruments & Components 2 .2%
Keyence Corp. 11,300 4,207,346
Ground Transportation 1 .5%
East Japan Railway Co. 122,300 2,996,909
Health Care Equipment & Supplies 2 .2%
Hoya Corp. 30,300 4,185,654
Household Durables 2 .8%
Sony Group Corp. 196,000 5,624,261
Industrial Conglomerates 2 .5%
Hitachi Ltd. 183,400 4,816,085
Insurance 0 .1%
Sony Financial Group, Inc. * 196,000 217,358
Machinery 0 .9%
Makita Corp. 56,000 1,815,784
Semiconductors & Semiconductor Equipment 1 .9%
SCREEN Holdings Co. Ltd. 21,900 1,982,906
Tokyo Electron Ltd. 9,500 1,712,850
3,695,756
33,047,852
MACAU 1 .3%
Hotels, Restaurants & Leisure 1 .3%
Sands China Ltd. 924,400 2,582,354
NETHERLANDS 7 .3%
Entertainment 2 .1%
Universal Music Group NV 143,470 4,164,085
Semiconductors & Semiconductor Equipment 5 .2%
ASM International NV 4,699 2,824,624
ASML Holding NV 5,334 5,200,446
BE Semiconductor Industries NV 12,803 1,920,192
9,945,262
14,109,347
NEW ZEALAND 1 .0%
Software 1 .0%
Xero Ltd. * 18,805 1,965,506
SINGAPORE 1 .1%
Aerospace & Defense 1 .1%
Singapore Technologies
Engineering Ltd. 333,200 2,227,187
SPAIN 1 .7%
Hotels, Restaurants & Leisure 1 .7%
Amadeus IT Group SA 40,920 3,238,686
SWITZERLAND 6 .6%
Chemicals 1 .2%
Sika AG (Registered) 10,702 2,398,399
Insurance 2 .6%
Zurich Insurance Group AG 7,076 5,050,657
Life Sciences Tools & Services 2 .8%
Lonza Group AG (Registered) 8,112 5,444,264
12,893,320

NVIT NS Partners International Focused Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
UNITED KINGDOM 14 .2%
Aerospace & Defense 2 .4%
Rolls-Royce Holdings plc 292,361 4,680,641
Capital Markets 1 .2%
London Stock Exchange Group plc 20,955 2,406,307
Hotels, Restaurants & Leisure 1 .5%
Compass Group plc 86,426 2,944,496
Interactive Media & Services 1 .4%
Rightmove plc 278,499 2,656,240
Machinery 1 .0%
Weir Group plc (The) 54,336 2,008,981
Pharmaceuticals 4 .4%
AstraZeneca plc 54,348 8,301,839
Professional Services 2 .3%
RELX plc 94,320 4,504,933
27,503,437
UNITED STATES 5 .5%
Electrical Equipment 3 .2%
Schneider Electric SE 21,669 6,117,275
Professional Services 2 .3%
Experian plc 90,213 4,543,332
10,660,607
Total Common Stocks
(cost $153,646,430) 191,750,971
Total Investments
(cost $153,646,430) — 98.7% 191,750,971
Other assets in excess of liabilities — 1.3% 2,532,939
NET ASSETS — 100.0%
$194,283,910
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

12 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT NS Partners International Focused Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT NS Partners International Focused Growth Fund - September 30, 2025 (Unaudited) - Statement of Investments - 13
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 16,177,547 $ – $ 16,177,547
Banks – 11,216,718 – 11,216,718
Building Products – 2,210,251 – 2,210,251
Capital Markets – 5,487,507 – 5,487,507
Chemicals – 5,618,307 – 5,618,307
Construction Materials – 3,977,808 – 3,977,808
Electrical Equipment – 6,117,275 – 6,117,275
Electronic Equipment, Instruments &
Components – 4,207,346 – 4,207,346
Entertainment – 4,164,085 – 4,164,085
Food Products – 4,142,192 – 4,142,192
Ground Transportation – 2,996,909 – 2,996,909
Health Care Equipment & Supplies – 4,185,654 – 4,185,654
Hotels, Restaurants & Leisure – 8,765,536 – 8,765,536
Household Durables – 5,624,261 – 5,624,261
Industrial Conglomerates – 9,477,461 – 9,477,461
Industrial REITs – 3,862,339 – 3,862,339
Insurance 217,358 14,955,297 – 15,172,655
Interactive Media & Services – 5,561,468 – 5,561,468
Life Sciences Tools & Services – 5,444,264 – 5,444,264
Machinery – 6,486,846 – 6,486,846
Personal Care Products – 3,631,941 – 3,631,941
Pharmaceuticals – 10,759,484 – 10,759,484
Professional Services – 9,048,265 – 9,048,265
Semiconductors & Semiconductor
Equipment – 13,641,018 – 13,641,018
Software – 14,650,755 – 14,650,755
Textiles, Apparel & Luxury Goods – 9,123,079 – 9,123,079
Total $ 217,358 $ 191,533,613 $ – $ 191,750,971
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Putnam International Value Fund (formerly, NVIT Columbia
Overseas Value Fund)
Common Stocks 103 .0%
Shares Value ($)
AUSTRALIA 8 .7%
Banks 1 .4%
ANZ Group Holdings Ltd. 171,402 3,758,369
Diversified REITs 0 .8%
Mirvac Group 1,324,892 1,991,354
Diversified Telecommunication Services 1 .3%
Telstra Group Ltd. 1,072,502 3,422,995
Insurance 2 .1%
QBE Insurance Group Ltd. 393,367 5,365,966
Metals & Mining 1 .4%
Glencore plc 791,175 3,656,219
Passenger Airlines 1 .7%
Qantas Airways Ltd. 607,941 4,408,191
22,603,094
CANADA 1 .9%
Oil, Gas & Consumable Fuels 1 .9%
Cenovus Energy, Inc. (a) 284,200 4,825,498
DENMARK 1 .3%
Pharmaceuticals 1 .3%
Novo Nordisk A/S, Class B 59,393 3,278,239
FRANCE 12 .1%
Aerospace & Defense 2 .9%
Airbus SE 16,488 3,854,321
Thales SA 11,415 3,577,209
7,431,530
Banks 3 .0%
BNP Paribas SA 87,253 7,953,823
Building Products 1 .6%
Cie de Saint-Gobain SA 37,181 4,050,521
Insurance 2 .6%
AXA SA 143,533 6,872,484
Machinery 2 .0%
Alstom SA * 196,387 5,160,416
31,468,774
GERMANY 9 .6%
Air Freight & Logistics 1 .0%
Deutsche Post AG 55,779 2,487,745
Chemicals 0 .6%
LANXESS AG (a) 66,532 1,651,264
Diversified Telecommunication Services 1 .7%
Deutsche Telekom AG
(Registered) 132,618 4,518,366
Industrial Conglomerates 1 .8%
Siemens AG (Registered) 17,550 4,735,306
Insurance 2 .1%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 8,469 5,411,315
Multi-Utilities 1 .4%
E.ON SE 193,020 3,629,201
Pharmaceuticals 1 .0%
Bayer AG (Registered) 80,669 2,674,693
25,107,890
Common Stocks
Shares Value ($)
HONG KONG 1 .4%
Insurance 1 .4%
Prudential plc 257,532 3,625,160
IRELAND 2 .9%
Banks 2 .0%
AIB Group plc 567,021 5,145,842
Household Durables 0 .9%
Cairn Homes plc 1,032,860 2,338,758
7,484,600
ITALY 1 .9%
Electric Utilities 1 .9%
Enel SpA 522,773 4,958,206
JAPAN 20 .6%
Banks 6 .9%
Mitsubishi UFJ Financial Group,
Inc. 589,800 9,343,242
Resona Holdings, Inc. 307,100 3,126,267
Sumitomo Mitsui Financial Group,
Inc. 208,900 5,847,831
18,317,340
Beverages 1 .0%
Asahi Group Holdings Ltd. 214,700 2,576,033
Broadline Retail 0 .5%
Pan Pacific International Holdings
Corp. 201,500 1,329,220
Consumer Staples Distribution & Retail 1 .2%
MatsukiyoCocokara & Co. 149,400 3,033,439
Food Products 1 .1%
Yamazaki Baking Co. Ltd. 126,600 2,818,942
Health Care Equipment & Supplies 1 .7%
Hoya Corp. 32,400 4,475,748
Household Durables 1 .4%
Sony Group Corp. 124,800 3,581,162
Insurance 0 .1%
Sony Financial Group, Inc. * 124,800 138,399
Machinery 0 .9%
MINEBEA MITSUMI, Inc. (a) 125,900 2,367,339
Textiles, Apparel & Luxury Goods 1 .5%
Asics Corp. 148,800 3,885,239
Trading Companies & Distributors 3 .4%
ITOCHU Corp. 54,400 3,128,315
Mitsubishi Corp. 248,300 5,918,936
9,047,251
Wireless Telecommunication Services 0 .9%
KDDI Corp. 144,900 2,321,810
53,891,922
NETHERLANDS 6 .7%
Banks 4 .0%
ING Groep NV 394,853 10,290,271
Biotechnology 0 .8%
Argenx SE * 2,724 2,001,000
Argenx SE * 122 89,619
Insurance 1 .9%
ASR Nederland NV 74,185 5,048,724
17,429,614

NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund) - September 30, 2025 (Unaudited) - Statement
of Investments - 15
Common Stocks
Shares Value ($)
RUSSIA 0 .0%
†
Oil, Gas & Consumable Fuels 0 .0%
†
LUKOIL PJSC *^∞ 10,847 0
SINGAPORE 1 .1%
Semiconductors & Semiconductor Equipment 1 .1%
STMicroelectronics NV 104,299 2,948,254
SOUTH AFRICA 0 .6%
Metals & Mining 0 .6%
Anglo American plc 36,796 1,385,367
Valterra Platinum Ltd. 4,129 295,210
1,680,577
SPAIN 2 .2%
Banks 2 .2%
CaixaBank SA 540,011 5,685,659
SWITZERLAND 2 .6%
Capital Markets 1 .4%
Partners Group Holding AG 2,770 3,619,040
Electrical Equipment 1 .2%
ABB Ltd. (Registered) 42,908 3,092,539
6,711,579
UNITED KINGDOM 18 .3%
Banks 6 .9%
Barclays plc 1,621,845 8,316,498
HSBC Holdings plc 708,475 9,999,957
18,316,455
Beverages 1 .7%
Coca-Cola Europacific Partners
plc 47,700 4,312,557
Consumer Staples Distribution & Retail 1 .7%
Tesco plc 730,487 4,378,726
Hotels, Restaurants & Leisure 0 .8%
Compass Group plc 58,430 1,990,684
Industrial REITs 0 .9%
Segro plc 272,533 2,411,546
Personal Care Products 1 .8%
Unilever plc 78,354 4,651,277
Pharmaceuticals 0 .9%
AstraZeneca plc 16,097 2,458,871
Specialty Retail 0 .6%
JD Sports Fashion plc 1,177,596 1,510,670
Tobacco 1 .5%
Imperial Brands plc 93,730 3,981,624
Trading Companies & Distributors 0 .6%
Ashtead Group plc 25,175 1,691,769
Wireless Telecommunication Services 0 .9%
Vodafone Group plc 1,993,699 2,311,887
48,016,066
UNITED STATES 11 .1%
Automobiles 0 .5%
Stellantis NV 135,574 1,254,899
Construction Materials 2 .6%
CRH plc 56,018 6,758,333
Oil, Gas & Consumable Fuels 4 .9%
Shell plc 359,148 12,786,959
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 2 .0%
Sanofi SA 54,780 5,178,037
Trading Companies & Distributors 1 .1%
Ferguson Enterprises, Inc. 12,771 2,877,526
28,855,754
Total Common Stocks
(cost $203,802,392) 268,570,886
Short-Term Investments 0 .2%
U.S. Treasury Obligations 0 .2%
Financial Services 0 .2%
U.S. Treasury Bills
4.16%, 10/02/25 150,000 149,983
4.16%, 12/04/25 400,000 397,228
547,211
Total Short-Term Investment
(cost $547,068) 547,211
Repurchase Agreement 0 .1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.22%, dated 9/30/2025, due
10/1/2025, repurchase price
$154,298, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
10/20/2025 - 7/20/2075; total
market value $157,366.(b) 154,280 154,280
Total Repurchase Agreement
(cost $154,280) 154,280
Total Investments
(cost $204,503,740) — 103.3% 269,272,377
Liabilities in excess of other assets — (3.3)% (8,605,000)
NET ASSETS — 100.0%
$260,667,377
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2025. The total value of securities on
loan as of September 30, 2025 was $5,316,398, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $154,280 and by $5,548,732
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% - 6.25%, and
maturity dates ranging from 10/9/2025 - 5/15/2055, a total
value of $5,703,012.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2025 was $154,280.

16 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Putnam International Value Fund (formerly, NVIT Columbia
Overseas Value Fund)
REIT Real Estate Investment Trust
Forward Foreign Currency Contracts outstanding as of September 30, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 171,700 USD 113,053 Morgan Stanley Co., Inc. 10/15/2025 583
AUD 1,500,200 USD 980,099 Toronto Dominion Bank 10/15/2025 12,782
AUD 1,186,500 USD 778,975 Westpac Banking Corp. 10/15/2025 6,289
ILS 9,408,200 USD 2,826,527 Morgan Stanley Co., Inc. 10/15/2025 13,899
USD 4,742,740 CAD 6,481,500 Goldman Sachs International 10/15/2025 82,401
CNH 3,864,500 USD 541,486 Goldman Sachs International
**
11/19/2025 2,553
CNH 5,641,200 USD 790,072 Morgan Stanley Co., Inc.
**
11/19/2025 4,088
HKD 11,145,600 USD 1,432,610 State Street Bank and Trust Co. 11/19/2025 1,301
HKD 32,884,600 USD 4,226,486 Westpac Banking Corp. 11/19/2025 4,205
USD 715,806 JPY 105,077,700 Goldman Sachs International 11/19/2025 1,655
USD 912,766 JPY 133,739,000 Toronto Dominion Bank 11/19/2025 3,821
USD 2,081,155 JPY 304,939,100 Westpac Banking Corp. 11/19/2025 8,662
USD 672,371 KRW 927,865,000 Goldman Sachs International
**
11/19/2025 9,482
USD 780,143 KRW 1,076,012,700 Toronto Dominion Bank
**
11/19/2025 11,414
CZK 14,281,400 USD 688,767 Morgan Stanley Co., Inc. 12/17/2025 1,300
EUR 1,440,900 USD 1,699,239 Goldman Sachs International 12/17/2025 15
USD 904,214 CHF 712,200 Westpac Banking Corp. 12/17/2025 1,245
USD 693,659 CZK 14,311,500 Morgan Stanley Co., Inc. 12/17/2025 2,138
USD 12,105,187 GBP 8,929,100 Goldman Sachs International 12/17/2025 95,296
USD 5,150,169 GBP 3,797,900 Morgan Stanley Co., Inc. 12/17/2025 41,887
USD 134,656 GBP 99,300 Westpac Banking Corp. 12/17/2025 1,094
USD 478,038 NOK 4,723,600 State Street Bank and Trust Co. 12/17/2025 4,608
Total unrealized appreciation 310,718
CAD 49,400 USD 36,233 Morgan Stanley Co., Inc. 10/15/2025 (713)
NZD 827,300 USD 496,059 Westpac Banking Corp. 10/15/2025 (16,191)
USD 948,901 AUD 1,441,300 Goldman Sachs International 10/15/2025 (4,997)
USD 656,354 AUD 999,700 State Street Bank and Trust Co. 10/15/2025 (5,279)
JPY 1,507,358,800 USD 10,287,931 Morgan Stanley Co., Inc. 11/19/2025 (43,296)
KRW 2,001,028,900 USD 1,449,853 Morgan Stanley Co., Inc.
**
11/19/2025 (20,270)
SGD 132,600 USD 103,962 State Street Bank and Trust Co. 11/19/2025 (777)
SGD 5,182,400 USD 4,062,961 Westpac Banking Corp. 11/19/2025 (30,168)
CHF 14,058,300 USD 17,832,901 Goldman Sachs International 12/17/2025 (8,959)
CHF 768,500 USD 976,003 Morgan Stanley Co., Inc. 12/17/2025 (1,653)
NOK 23,237,900 USD 2,351,870 Morgan Stanley Co., Inc. 12/17/2025 (22,817)
SEK 56,003,800 USD 6,039,129 Morgan Stanley Co., Inc. 12/17/2025 (61,506)
SEK 4,036,000 USD 435,212 State Street Bank and Trust Co. 12/17/2025 (4,425)
USD 755,813 CHF 597,100 Morgan Stanley Co., Inc. 12/17/2025 (1,226)
USD 1,769,411 DKK 11,192,700 Morgan Stanley Co., Inc. 12/17/2025 (222)
USD 4,567,180 EUR 3,873,600 Morgan Stanley Co., Inc. 12/17/2025 (957)
USD 3,628,203 EUR 3,077,200 State Street Bank and Trust Co. 12/17/2025 (739)
USD 3,494,068 EUR 2,963,800 Westpac Banking Corp. 12/17/2025 (1,141)
Total unrealized depreciation (225,336)
Net unrealized appreciation 85,382
** Non-deliverable forward.

NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund) - September 30, 2025 (Unaudited) - Statement
of Investments - 17
Currency:
AUD Australian dollar
CAD Canadian dollar
CNH Chinese Yuan Renminbi
CHF Swiss franc
CZK Czech koruna
DKK Danish krone
EUR Euro
GBP British pound
HKD Hong Kong dollar
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
USD United States dollar

18 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Putnam International Value Fund (formerly, NVIT Columbia
Overseas Value Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund) - September 30, 2025 (Unaudited) - Statement
of Investments - 19
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2025. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 7,431,530 $ – $ 7,431,530
Air Freight & Logistics – 2,487,745 – 2,487,745
Automobiles – 1,254,899 – 1,254,899
Banks – 69,467,759 – 69,467,759
Beverages 4,312,557 2,576,033 – 6,888,590
Biotechnology – 2,090,619 – 2,090,619
Broadline Retail – 1,329,220 – 1,329,220
Building Products – 4,050,521 – 4,050,521
Capital Markets – 3,619,040 – 3,619,040
Chemicals – 1,651,264 – 1,651,264
Construction Materials – 6,758,333 – 6,758,333
Consumer Staples Distribution & Retail – 7,412,165 – 7,412,165
Diversified REITs – 1,991,354 – 1,991,354
Diversified Telecommunication Services – 7,941,361 – 7,941,361
Electric Utilities – 4,958,206 – 4,958,206
Electrical Equipment – 3,092,539 – 3,092,539
Food Products – 2,818,942 – 2,818,942
Health Care Equipment & Supplies – 4,475,748 – 4,475,748
Hotels, Restaurants & Leisure – 1,990,684 – 1,990,684
Household Durables – 5,919,920 – 5,919,920
Industrial Conglomerates – 4,735,306 – 4,735,306
Industrial REITs – 2,411,546 – 2,411,546
Insurance 138,399 26,323,650 – 26,462,049
Machinery – 7,527,755 – 7,527,755
Metals & Mining – 5,336,796 – 5,336,796
Multi-Utilities – 3,629,201 – 3,629,201
Oil, Gas & Consumable Fuels 4,825,498 12,786,961 – 17,612,459
Passenger Airlines – 4,408,191 – 4,408,191
Personal Care Products – 4,651,277 – 4,651,277
Pharmaceuticals – 13,589,839 – 13,589,839
Semiconductors & Semiconductor
Equipment – 2,948,254 – 2,948,254
Specialty Retail – 1,510,670 – 1,510,670
Textiles, Apparel & Luxury Goods – 3,885,239 – 3,885,239
Tobacco – 3,981,624 – 3,981,624
Trading Companies & Distributors – 13,616,545 – 13,616,545
Wireless Telecommunication Services – 4,633,696 – 4,633,696
Total Common Stocks $ 9,276,454 $ 259,294,432 $ – $ 268,570,886
Forward Foreign Currency Contracts – 310,718 – 310,718
Repurchase Agreement – 154,280 – 154,280
Short-Term Investments – 547,211 – 547,211
Total Assets $ 9,276,454 $ 260,306,641 $ – $ 269,583,095
Liabilities:
Forward Foreign Currency Contracts $ – $ (225,336) $ – $ (225,336)
Total Liabilities $ – $ (225,336) $ – $ (225,336)
Total $ 9,276,454 $ 260,081,305 $ – $ 269,357,759
As of September 30, 2025, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

20 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Putnam International Value Fund (formerly, NVIT Columbia
Overseas Value Fund)
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2025:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 310,718
Total $ 310,718
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (225,336)
Total $ (225,336)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Fidelity Institutional AM
®
Emerging Markets Fund (formerly, NVIT Emerging Markets Fund) - September 30, 2025 (Unaudited) -
Statement of Investments - 21
Common Stocks 99.5%
Shares Value ($)
BRAZIL 4.3%
Banks 1.2%
Itau Unibanco Holding SA
( Preference ) 260,870 1,915,015
Metals & Mining 2.0%
Gerdau SA, ADR 495,700 1,536,670
Vale SA, Class B, ADR 169,200 1,837,512
3,374,182
Oil, Gas & Consumable Fuels 1.1%
Petroleo Brasileiro SA, ADR 144,900 1,834,434
7,123,631
CHILE 1.5%
Metals & Mining 1.5%
Antofagasta plc 64,800 2,413,827
CHINA 32.3%
Automobiles 1.4%
BYD Co. Ltd., Class H 164,000 2,325,816
Banks 1.5%
China Construction Bank Corp.,
Class H 2,574,000 2,477,089
Broadline Retail 5.3%
Alibaba Group Holding Ltd., ADR 23,800 4,253,774
PDD Holdings, Inc., ADR * 35,100 4,639,167
8,892,941
Diversified Consumer Services 1.0%
TAL Education Group, ADR * 147,400 1,650,880
Ground Transportation 1.1%
Full Truck Alliance Co. Ltd., ADR 143,400 1,859,898
Hotels, Restaurants & Leisure 1.6%
Meituan, Class B Reg. S *(a) 192,300 2,573,154
Household Durables 1.2%
Haier Smart Home Co. Ltd., Class
A 535,900 1,902,083
Insurance 3.7%
China Life Insurance Co. Ltd.,
Class H 1,454,000 4,143,282
PICC Property & Casualty Co.
Ltd., Class H 880,000 1,990,064
6,133,346
Interactive Media & Services 9.0%
Tencent Holdings Ltd. 176,900 15,071,136
Life Sciences Tools & Services 1.4%
WuXi AppTec Co. Ltd., Class H
Reg. S (a) 146,000 2,232,292
Machinery 2.7%
Shenzhen Inovance Technology
Co. Ltd., Class A 374,800 4,418,248
Pharmaceuticals 0.9%
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (a) 322,000 1,494,622
Technology Hardware, Storage & Peripherals 1.5%
Xiaomi Corp., Class B Reg. S *(a) 353,600 2,462,070
53,493,575
Common Stocks
Shares Value ($)
GREECE 3.5%
Banks 3.5%
Eurobank Ergasias Services and
Holdings SA 626,400 2,409,928
National Bank of Greece SA 225,900 3,290,310
5,700,238
HUNGARY 2.2%
Banks 2.2%
OTP Bank Nyrt. 41,200 3,568,254
INDIA 7.5%
Banks 3.1%
HDFC Bank Ltd. 276,200 2,959,191
ICICI Bank Ltd. 139,600 2,117,485
5,076,676
Construction & Engineering 2.1%
Larsen & Toubro Ltd. 85,200 3,511,507
Construction Materials 1.3%
JK Cement Ltd. 30,500 2,164,431
IT Services 1.0%
Tata Consultancy Services Ltd. 48,800 1,587,785
12,340,399
MALAYSIA 1.2%
Banks 1.2%
CIMB Group Holdings Bhd. 1,171,000 2,042,486
MEXICO 8.8%
Banks 1.2%
Regional SAB de CV 215,400 1,939,170
Beverages 1.3%
Fomento Economico Mexicano
SAB de CV, ADR 21,200 2,090,956
Construction Materials 1.1%
Cemex SAB de CV, ADR 200,800 1,805,192
Consumer Staples Distribution & Retail 3.2%
Wal-Mart de Mexico SAB de CV 1,715,600 5,299,451
Wireless Telecommunication Services 2.0%
America Movil SAB de CV, ADR 160,000 3,360,000
14,494,769
PERU 2.4%
Banks 2.4%
Credicorp Ltd. 14,900 3,967,572
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
(Preference) *^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0.0%
†
Magnit PJSC *^∞ 32,259 0
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC *^∞ 1,425,666 0
0
SAUDI ARABIA 1.1%
Banks 1.1%
Al Rajhi Bank 64,720 1,847,723

22 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Fidelity Institutional AM
®
Emerging Markets Fund (formerly,
NVIT Emerging Markets Fund)
Common Stocks
Shares Value ($)
SOUTH AFRICA 4.1%
Financial Services 0.9%
FirstRand Ltd. 339,700 1,528,498
Metals & Mining 2.0%
Impala Platinum Holdings Ltd. 250,400 3,211,134
Wireless Telecommunication Services 1.2%
MTN Group Ltd. 243,620 2,050,802
6,790,434
SOUTH KOREA 10.3%
Aerospace & Defense 1.4%
Korea Aerospace Industries Ltd. 29,750 2,289,984
Automobile Components 1.2%
Hyundai Mobis Co. Ltd. 9,040 1,932,668
Technology Hardware, Storage & Peripherals 7.7%
Samsung Electronics Co. Ltd. 213,000 12,802,658
17,025,310
TAIWAN 14.9%
Electronic Equipment, Instruments & Components 1.1%
Yageo Corp. 324,000 1,813,122
Machinery 0.9%
Hiwin Technologies Corp. 210,000 1,492,837
Semiconductors & Semiconductor Equipment 11.5%
MediaTek, Inc. 88,000 3,814,599
Taiwan Semiconductor
Manufacturing Co. Ltd. 349,000 15,183,020
18,997,619
Textiles, Apparel & Luxury Goods 1.4%
Eclat Textile Co. Ltd. 158,000 2,281,077
24,584,655
TURKEY 1.4%
Banks 0.6%
Yapi ve Kredi Bankasi A/S * 1,219,203 995,731
Electrical Equipment 0.8%
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S, Class B 561,600 1,318,758
2,314,489
UNITED ARAB EMIRATES 1.6%
Oil, Gas & Consumable Fuels 1.6%
Adnoc Gas plc 2,667,400 2,573,549
UNITED KINGDOM 2.4%
Metals & Mining 2.4%
Anglogold Ashanti plc 56,100 3,945,513
Total Common Stocks
(cost $130,475,688) 164,226,424
Total Investments
(cost $130,475,688) — 99.5% 164,226,424
Other assets in excess of liabilities — 0.5% 877,043
NET ASSETS — 100.0%
$165,103,467
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2025 was $8,762,138 which represents 5.31% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.

NVIT Fidelity Institutional AM
®
Emerging Markets Fund (formerly, NVIT Emerging Markets Fund) - September 30, 2025 (Unaudited) -
Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

24 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Fidelity Institutional AM
®
Emerging Markets Fund (formerly,
NVIT Emerging Markets Fund)
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,289,984 $ – $ 2,289,984
Automobile Components – 1,932,668 – 1,932,668
Automobiles – 2,325,816 – 2,325,816
Banks 7,821,758 21,708,197 – 29,529,955
Beverages 2,090,956 – – 2,090,956
Broadline Retail 8,892,941 – – 8,892,941
Construction & Engineering – 3,511,507 – 3,511,507
Construction Materials 1,805,192 2,164,431 – 3,969,623
Consumer Staples Distribution & Retail 5,299,451 – – 5,299,451
Diversified Consumer Services 1,650,880 – – 1,650,880
Electrical Equipment – 1,318,759 – 1,318,759
Electronic Equipment, Instruments &
Components – 1,813,122 – 1,813,122
Financial Services – 1,528,498 – 1,528,498
Ground Transportation 1,859,898 – – 1,859,898
Hotels, Restaurants & Leisure – 2,573,154 – 2,573,154
Household Durables – 1,902,083 – 1,902,083
Insurance – 6,133,346 – 6,133,346
Interactive Media & Services – 15,071,136 – 15,071,136
IT Services – 1,587,785 – 1,587,785
Life Sciences Tools & Services – 2,232,292 – 2,232,292
Machinery – 5,911,086 – 5,911,086
Metals & Mining 7,319,695 5,624,961 – 12,944,656
Oil, Gas & Consumable Fuels 1,834,434 2,573,549 – 4,407,983
Pharmaceuticals – 1,494,622 – 1,494,622
Semiconductors & Semiconductor
Equipment – 18,997,617 – 18,997,617
Technology Hardware, Storage &
Peripherals – 15,264,727 – 15,264,727
Textiles, Apparel & Luxury Goods – 2,281,077 – 2,281,077
Wireless Telecommunication Services 3,360,000 2,050,802 – 5,410,802
Total $ 41,935,205 $ 122,291,219 $ – $ 164,226,424
As of September 30, 2025, the Fund held four common stock investments that were categorized as Level 3 investments which were valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Fidelity Institutional AM
®
Worldwide Fund - September 30, 2025 (Unaudited) - Statement of Investments - 25
Common Stocks 97 .7%
Shares Value ($)
AUSTRALIA 1 .8%
Aerospace & Defense 0 .7%
DroneShield Ltd. Reg. S * 9,356 28,680
Commercial Services & Supplies 0 .2%
Brambles Ltd. 564 9,300
Interactive Media & Services 0 .5%
CAR Group Ltd. 951 23,192
Metals & Mining 0 .2%
Deterra Royalties Ltd. 2,799 7,390
Specialty Retail 0 .2%
Lovisa Holdings Ltd. 380 9,428
77,990
AUSTRIA 0 .3%
Construction Materials 0 .3%
Wienerberger AG 397 12,866
BELGIUM 0 .8%
Banks 0 .3%
KBC Group NV 130 15,582
Pharmaceuticals 0 .5%
UCB SA 85 23,517
39,099
CANADA 2 .3%
IT Services 1 .4%
Shopify, Inc., Class A * 405 60,187
Metals & Mining 0 .4%
Franco-Nevada Corp. 90 20,032
Oil, Gas & Consumable Fuels 0 .1%
PrairieSky Royalty Ltd. 300 5,566
Software 0 .4%
Constellation Software, Inc. 3 8,144
Lumine Group, Inc. Reg. S * 251 7,402
15,546
101,331
CHINA 1 .4%
Automobiles 0 .3%
BYD Co. Ltd., Class H 1,039 14,735
Ground Transportation 0 .3%
Full Truck Alliance Co. Ltd., ADR 1,121 14,539
Hotels, Restaurants & Leisure 0 .1%
Luckin Coffee, Inc., ADR * 131 4,979
Interactive Media & Services 0 .7%
Tencent Holdings Ltd. 380 32,374
66,627
DENMARK 0 .6%
Air Freight & Logistics 0 .4%
DSV A/S 84 16,770
Pharmaceuticals 0 .2%
Novo Nordisk A/S, Class B 185 10,211
26,981
FINLAND 0 .1%
Paper & Forest Products 0 .1%
UPM-Kymmene OYJ 206 5,641
Common Stocks
Shares Value ($)
FRANCE 1 .2%
Aerospace & Defense 0 .3%
Thales SA 40 12,535
Capital Markets 0 .1%
Amundi SA Reg. S (a) 92 7,327
Food Products 0 .4%
Danone SA 215 18,732
Health Care Equipment & Supplies 0 .3%
EssilorLuxottica SA 44 14,352
Textiles, Apparel & Luxury Goods 0 .1%
LVMH Moet Hennessy Louis
Vuitton SE 10 6,119
59,065
GERMANY 1 .0%
Air Freight & Logistics 0 .4%
Deutsche Post AG 424 18,910
Health Care Providers & Services 0 .3%
Fresenius SE & Co. KGaA 217 12,085
Software 0 .2%
SAP SE 32 8,579
Specialty Retail 0 .1%
Auto1 Group SE Reg. S *(a) 182 6,207
45,781
HONG KONG 0 .9%
Insurance 0 .9%
Prudential plc 2,831 39,851
INDONESIA 0 .5%
Banks 0 .5%
Bank Central Asia Tbk. PT 42,461 19,444
Bank Syariah Indonesia Tbk. PT 18,104 2,824
22,268
IRELAND 0 .9%
Banks 0 .6%
AIB Group plc 3,038 27,571
Building Products 0 .3%
Kingspan Group plc 152 12,798
40,369
ITALY 2 .2%
Electrical Equipment 0 .5%
Prysmian SpA 209 20,876
Financial Services 0 .8%
BFF Bank SpA Reg. S *(a) 2,757 35,423
Hotels, Restaurants & Leisure 0 .2%
Lottomatica Group Spa 369 9,972
Pharmaceuticals 0 .4%
Recordati Industria Chimica e
Farmaceutica SpA 251 15,246
Textiles, Apparel & Luxury Goods 0 .3%
PRADA SpA 2,492 14,975
96,492
JAPAN 3 .5%
Broadline Retail 0 .2%
Pan Pacific International Holdings
Corp. 1,530 10,093

26 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Fidelity Institutional AM
®
Worldwide Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals 0 .3%
NOF Corp. 733 12,797
Commercial Services & Supplies 0 .2%
Japan Elevator Service Holdings
Co. Ltd. 842 10,680
Entertainment 0 .6%
Nintendo Co. Ltd. 290 24,843
IT Services 0 .1%
NSD Co. Ltd. 238 5,585
Media 0 .2%
CyberAgent, Inc. 828 9,922
Professional Services 0 .1%
Timee, Inc. * 507 5,059
Real Estate Management & Development 0 .4%
Katitas Co. Ltd. 933 17,585
Semiconductors & Semiconductor Equipment 0 .2%
Renesas Electronics Corp. 683 7,847
Specialty Retail 0 .4%
USS Co. Ltd. 1,399 16,047
Technology Hardware, Storage & Peripherals 0 .4%
FUJIFILM Holdings Corp. 816 20,333
Trading Companies & Distributors 0 .4%
ITOCHU Corp. 292 16,792
157,583
JERSEY 0 .2%
Capital Markets 0 .2%
JTC plc Reg. S 455 8,046
LUXEMBOURG 0 .0%
†
Automobile Components 0 .0%
†
Novem Group SA * 312 1,349
NORWAY 0 .2%
Energy Equipment & Services 0 .2%
TGS ASA 1,525 11,287
SPAIN 1 .8%
Banks 1 .3%
Bankinter SA 1,879 29,639
CaixaBank SA 2,681 28,228
57,867
Household Durables 0 .3%
Neinor Homes SA Reg. S (a) 619 12,603
Real Estate Management & Development 0 .2%
Aedas Homes SA Reg. S (a) 397 9,890
80,360
SWEDEN 2 .2%
Banks 0 .8%
NOBA Bank Group AB * 800 7,988
Swedbank AB, Class A 924 27,943
35,931
Electronic Equipment, Instruments & Components 0 .2%
Dustin Group AB Reg. S *(a) 10,914 1,956
Hexagon AB, Class B 795 9,537
11,493
Household Durables 0 .2%
JM AB 608 9,089
Common Stocks
Shares Value ($)
SWEDEN
Life Sciences Tools & Services 0 .6%
AddLife AB, Class B 1,396 26,373
Specialty Retail 0 .4%
Haypp Group AB * 1,168 20,316
103,202
SWITZERLAND 2 .1%
Electronic Equipment, Instruments & Components 2 .0%
TE Connectivity plc 404 88,690
Textiles, Apparel & Luxury Goods 0 .1%
On Holding AG, Class A * 40 1,694
90,384
TAIWAN 4 .1%
Electronic Equipment, Instruments & Components 0 .4%
E Ink Holdings, Inc. 2,419 19,146
Semiconductors & Semiconductor Equipment 3 .7%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 530 148,024
Taiwan Semiconductor
Manufacturing Co. Ltd. 423 18,402
166,426
185,572
UNITED KINGDOM 5 .2%
Banks 0 .4%
NatWest Group plc 2,426 17,028
Beverages 0 .3%
Diageo plc 525 12,498
Capital Markets 0 .3%
London Stock Exchange Group plc 117 13,435
Diversified Telecommunication Services 0 .4%
Zegona Communications plc * 1,007 16,683
Hotels, Restaurants & Leisure 0 .4%
Flutter Entertainment plc * 62 16,132
Insurance 1 .3%
Beazley plc 1,192 14,582
Hiscox Ltd. 1,204 22,193
Sabre Insurance Group plc Reg.
S (a) 11,193 21,862
58,637
Interactive Media & Services 0 .3%
Baltic Classifieds Group plc, Class
ifieds 2,841 11,851
IT Services 0 .2%
Softcat plc 438 9,325
Leisure Products 0 .4%
Games Workshop Group plc 102 19,950
Professional Services 0 .2%
Intertek Group plc 135 8,630
Specialized REITs 0 .1%
Big Yellow Group plc 490 6,406
Tobacco 0 .5%
British American Tobacco plc 389 20,643

NVIT Fidelity Institutional AM
®
Worldwide Fund - September 30, 2025 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
UNITED KINGDOM
Trading Companies & Distributors 0 .4%
RS GROUP plc 2,057 15,784
227,002
UNITED STATES 64 .4%
Aerospace & Defense 1 .1%
Boeing Co. (The) * 127 27,410
GE Aerospace 79 23,765
51,175
Automobiles 2 .4%
Tesla, Inc. * 236 104,954
Banks 0 .5%
Coastal Financial Corp. * 190 20,552
Biotechnology 0 .8%
Alnylam Pharmaceuticals, Inc. * 80 36,480
Broadline Retail 2 .4%
Amazon.com, Inc. * 490 107,589
Capital Markets 6 .7%
Bank of New York Mellon Corp.
(The) 1,067 116,260
Coinbase Global, Inc., Class A * 30 10,125
Galaxy Digital, Inc., Class A * 350 11,834
Interactive Brokers Group, Inc.,
Class A 200 13,762
Morgan Stanley 415 65,968
Northern Trust Corp. 117 15,748
Robinhood Markets, Inc., Class A * 460 65,863
299,560
Consumer Staples Distribution & Retail 0 .7%
Dollar Tree, Inc. * 347 32,746
Electric Utilities 1 .4%
NRG Energy, Inc. 393 63,646
Electrical Equipment 3 .2%
Eaton Corp. plc 343 128,368
GE Vernova, Inc. 25 15,372
143,740
Electronic Equipment, Instruments & Components 1 .9%
Amphenol Corp., Class A 336 41,580
Teledyne Technologies, Inc. * 73 42,781
84,361
Entertainment 1 .2%
Netflix, Inc. * 23 27,575
ROBLOX Corp., Class A * 30 4,156
Spotify Technology SA * 32 22,336
54,067
Health Care Equipment & Supplies 0 .3%
Alcon AG 170 12,734
Health Care Technology 0 .2%
Veeva Systems, Inc., Class A * 30 8,937
Hotels, Restaurants & Leisure 2 .6%
Carnival Corp. * 200 5,782
DraftKings, Inc., Class A * 2,969 111,041
116,823
Household Durables 2 .7%
DR Horton, Inc. 60 10,168
PulteGroup, Inc. 40 5,285
SharkNinja, Inc. * 30 3,094
Somnigroup International, Inc. 1,205 101,618
120,165
Common Stocks
Shares Value ($)
UNITED STATES
Independent Power and Renewable Electricity Producers 1 .2%
Talen Energy Corp. * 130 55,299
Interactive Media & Services 9 .4%
Alphabet, Inc., Class A 747 181,596
Meta Platforms, Inc., Class A 326 239,408
Reddit, Inc., Class A * 5 1,150
422,154
IT Services 0 .3%
International Business Machines
Corp. 49 13,826
Life Sciences Tools & Services 0 .3%
Thermo Fisher Scientific, Inc. 25 12,125
Machinery 1 .5%
Caterpillar, Inc. 38 18,132
Cummins, Inc. 60 25,342
PACCAR, Inc. 255 25,072
68,546
Media 0 .1%
EchoStar Corp., Class A * 20 1,527
Metals & Mining 0 .0%
†
MP Materials Corp. * 10 671
Passenger Airlines 0 .3%
United Airlines Holdings, Inc. * 155 14,958
Pharmaceuticals 1 .8%
Eli Lilly & Co. 83 63,329
Johnson & Johnson 105 19,469
82,798
Semiconductors & Semiconductor Equipment 10 .5%
Broadcom, Inc. 391 128,995
Micron Technology, Inc. 145 24,261
NVIDIA Corp. 1,632 304,499
Teradyne, Inc. 110 15,140
472,895
Software 9 .3%
AppLovin Corp., Class A * 46 33,053
Microsoft Corp. 545 282,283
Oracle Corp. 95 26,718
Palantir Technologies, Inc., Class
A * 327 59,651
Strategy, Inc., Class A * 60 19,332
421,037
Specialty Retail 0 .1%
Lithia Motors, Inc., Class A 10 3,160
Technology Hardware, Storage & Peripherals 0 .3%
Western Digital Corp. 110 13,207
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp. * 110 11,151
Tobacco 0 .3%
Philip Morris International, Inc. 87 14,111
Trading Companies & Distributors 0 .5%
United Rentals, Inc. 25 23,866

28 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Fidelity Institutional AM
®
Worldwide Fund
Common Stocks
Shares Value ($)
UNITED STATES
Wireless Telecommunication Services 0 .1%
T-Mobile US, Inc. 24 5,745
2,894,605
Total Common Stocks
(cost $3,763,636) 4,393,751
Total Investments
(cost $3,763,636) — 97.7% 4,393,751
Other assets in excess of liabilities — 2.3% 105,672
NET ASSETS — 100.0%
$4,499,423
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2025 was $95,268 which represents 2.12% of net assets.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

NVIT Fidelity Institutional AM
®
Worldwide Fund - September 30, 2025 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

30 - Statement of Investments - September 30, 2025 (Unaudited) - NVIT Fidelity Institutional AM
®
Worldwide Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 51,175 $ 41,215 $ – $ 92,390
Air Freight & Logistics – 35,680 – 35,680
Automobile Components – 1,349 – 1,349
Automobiles 104,954 14,735 – 119,689
Banks 28,540 168,259 – 196,799
Beverages – 12,498 – 12,498
Biotechnology 36,480 – – 36,480
Broadline Retail 107,589 10,093 – 117,682
Building Products – 12,797 – 12,797
Capital Markets 299,560 28,808 – 328,368
Chemicals – 12,797 – 12,797
Commercial Services & Supplies – 19,980 – 19,980
Construction Materials – 12,866 – 12,866
Consumer Staples Distribution & Retail 32,746 – – 32,746
Diversified Telecommunication Services – 16,683 – 16,683
Electric Utilities 63,646 – – 63,646
Electrical Equipment 143,740 20,876 – 164,616
Electronic Equipment, Instruments &
Components 173,052 30,638 – 203,690
Energy Equipment & Services – 11,287 – 11,287
Entertainment 54,067 24,843 – 78,910
Financial Services – 35,422 – 35,422
Food Products – 18,732 – 18,732
Ground Transportation 14,539 – – 14,539
Health Care Equipment & Supplies – 27,086 – 27,086
Health Care Providers & Services – 12,085 – 12,085
Health Care Technology 8,937 – – 8,937
Hotels, Restaurants & Leisure 121,802 26,104 – 147,906
Household Durables 120,165 21,692 – 141,857
Independent Power and Renewable
Electricity Producers 55,299 – – 55,299
Insurance – 98,488 – 98,488
Interactive Media & Services 422,154 67,418 – 489,572
IT Services 74,013 14,910 – 88,923
Leisure Products – 19,950 – 19,950
Life Sciences Tools & Services 12,126 26,372 – 38,498
Machinery 68,546 – – 68,546
Media 1,527 9,921 – 11,448
Metals & Mining 20,703 7,390 – 28,093
Oil, Gas & Consumable Fuels 5,566 – – 5,566
Paper & Forest Products – 5,641 – 5,641
Passenger Airlines 14,958 – – 14,958
Pharmaceuticals 82,798 48,974 – 131,772
Professional Services – 13,689 – 13,689
Real Estate Management & Development – 27,475 – 27,475
Semiconductors & Semiconductor
Equipment 620,920 26,249 – 647,169
Software 436,584 8,579 – 445,163
Specialized REITs – 6,406 – 6,406
Specialty Retail 3,160 51,998 – 55,158
Technology Hardware, Storage &
Peripherals 13,207 20,333 – 33,540
Textiles, Apparel & Luxury Goods 12,845 21,094 – 33,939
Tobacco 14,111 20,643 – 34,754
Trading Companies & Distributors 23,866 32,576 – 56,442
Wireless Telecommunication Services 5,745 – – 5,745
Total $ 3,249,120 $ 1,144,631 $ – $ 4,393,751

NVIT Fidelity Institutional AM
®
Worldwide Fund - September 30, 2025 (Unaudited) - Statement of Investments - 31
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.